      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2019.

                                                            FILE NOS. 333-178841
                                                                       811-08810
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--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 24               [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                                 Amendment No. 24                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                              (Name of Depositor)


                                175 WATER STREET
                            NEW YORK, NEW YORK 10038
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                              MANDA GHAFERI, ESQ.
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                              21650 OXNARD STREET
                        WOODLAND HILLS, CALIFORNIA 91367
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2019 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts.

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                          FS VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                       CAPTION
---------------------------------------------------------------------------------- -------------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Platinum III Variable Annuity; Purchasing
                                                                                    a Polaris Platinum III Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Platinum III Variable Annuity;
                                                                                    Purchasing a Polaris Platinum III Variable
                                                                                    Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Platinum III Variable
                                                                                    Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                       CAPTION
--------------------------------------------------- -------------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Platinum III Variable Annuity
                                                     (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Platinum III Variable
                                                     Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

       SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2019

--------------------------------------------------------------------------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                           VARIABLE SEPARATE ACCOUNT
                     Polaris Platinum III Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
                     Polaris Platinum III Variable Annuity

--------------------------------------------------------------------------------

This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect a living benefit feature. These living benefit features are currently not available in New York.

This Rate Sheet Supplement provides the Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages that we are currently offering. This Rate Sheet Supplement must be used in conjunction with the prospectus dated May 1, 2019. If you need another copy of the prospectus, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet Supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185762.

The percentages listed below apply to applications signed on or after May 1, 2019. In order to get these terms, your application must be signed and in good order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in good order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract.

At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-185762.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PERCENTAGE TABLE

In each table below, the first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

POLARIS INCOME PLUS FLEX

Number of Covered Persons and Age of           Polaris Income Plus Flex   Polaris Income Plus Flex   Polaris Income Plus Flex
Covered Person(s) on the Activation Date/(1)/      Income Option 1            Income Option 2            Income Option 3
--------------------------------------------   ------------------------   ------------------------   ------------------------
  One Covered Person (Age 45 - 59)                       4.5% / 3.0%/(2)/           4.5% / 3.0%/(2)/           3.75% / 3.75%
  One Covered Person (Age 60 - 64)                       5.5% / 3.0%/(2)/           5.5% / 3.0%/(2)/           4.25% / 4.25%
  One Covered Person (Age 65 - 71)                         6.5% / 4.5%                7.5% / 3.5%               5.5% / 5.5%
  One Covered Person (Age 72 and Older)                    7.0% / 4.5%                8.0% / 3.5%              5.75% / 5.75%
  Two Covered Persons (Age 45 - 59)                      3.5% / 3.0%/(3)/           3.5% / 3.0%/(3)/           3.25% / 3.25%
  Two Covered Persons (Age 60 - 64)                      4.5% / 3.0%/(3)/           4.5% / 3.0%/(3)/           3.75% / 3.75%
  Two Covered Persons (Age 65 - 71)                        6.0% / 4.5%                7.0% / 3.5%               5.0% / 5.0%
  Two Covered Persons (Age 72 and Older)                   6.5% / 4.5%                7.5% / 3.5%              5.25% / 5.25%

POLARIS INCOME PLUS DAILY FLEX

                                               Polaris Income Plus       Polaris Income Plus       Polaris Income Plus
Number of Covered Persons and Age of               Daily Flex                Daily Flex                Daily Flex
Covered Person(s) on the Activation Date/(1)/    Income Option 1           Income Option 2           Income Option 3
--------------------------------------------   -------------------       -------------------       -------------------
  One Covered Person (Age 45 - 59)                    4.25% / 2.75%/(4)/        4.25% / 2.75%/(4)/         3.5% / 3.5%
  One Covered Person (Age 60 - 64)                    5.25% / 3.0%/(4)/         5.25% / 3.0%/(4)/          4.0% / 4.0%
  One Covered Person (Age 65 - 71)                       6.5% / 4.5%               7.5% / 3.5%             5.5% / 5.5%
  One Covered Person (Age 72 and Older)                  7.0% / 4.5%               8.0% / 3.5%            5.75% / 5.75%
  Two Covered Persons (Age 45 - 59)                   3.25% / 2.75%/(5)/        3.25% / 2.75%/(5)/         3.0% / 3.0%
  Two Covered Persons (Age 60 - 64)                   4.25% / 3.0%/(5)/         4.25% / 3.0%/(5)/          3.5% / 3.5%
  Two Covered Persons (Age 65 - 71)                      6.0% / 4.5%               7.0% / 3.5%             5.0% / 5.0%
  Two Covered Persons (Age 72 and Older)                 6.5% / 4.5%               7.5% / 3.5%            5.25% / 5.25%

(1)If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)If one Covered Person is elected, the Protected Income Payment Percentage is 4.5% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person's 65/th/ birthday.
(3)If two Covered Persons are elected, the Protected Income Payment Percentage is 4.5% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person's 65/th/ birthday.
(4)If one Covered Person is elected, the Protected Income Payment Percentage is 4.5% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65/th/ birthday.
(5)If two Covered Persons are elected, the Protected Income Payment Percentage is 4.5% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65/th/ birthday.

Dated: May 1, 2019

               Please keep this Supplement with your Prospectus

                          [POLARIS PLATINUM III LOGO]
                                   PROSPECTUS

                                  MAY 1, 2019
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2019. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SEC, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CONTACTING (855) 421-2692 OR VISITING WWW.AIG.COM/ANNUITIES/ GETMYPRINTEDREPORTS AND PROVIDING THE 12-DIGIT OPT-IN ID LOCATED ABOVE YOUR MAILING ADDRESS. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


IMPORTANT INFORMATION ABOUT LIVING BENEFITS: If you elect a Living Benefit, you must allocate your money according to applicable investment requirements, which may limit your ability to grow contract value. If you do not plan on taking withdrawals, or you take any withdrawals prior to the Activation Date or take Excess Withdrawals after the Activation Date that could result in your contract value and Income Base reducing to zero, then electing a Living Benefit may not be appropriate for you because you are paying fees for a Living Benefit you may not use.

If you elected Polaris Income Plus Flex, there is an incentive if you wait 12 years before activating Lifetime Income. However, prior to activating Lifetime Income, if a withdrawal reduces contract value to zero, the contract will be terminated including any optional benefits and features. The longer you wait before activating Lifetime Income, the less time you will have to benefit from the guarantees of the Living Benefit due to decreasing life expectancy. Therefore, there is a likelihood that you will have paid for a benefit that does not result in maximizing payments under the benefit.

If you elect a Living Benefit, prior to activating Lifetime Income, any withdrawal that reduces the contract value to zero will terminate the contract including its optional Living Benefit features.



(Underlying Funds continued on next page)


If you elect a Living Benefit, not all Underlying Funds are available as investment options. Please see "Are there investment requirements if I elect a living benefit?" under OPTIONAL LIVING BENEFITS for details.




UNDERLYING FUNDS:                                                 MANAGED BY:
  Franklin Allocation VIP Fund                                    Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                        Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund*                 Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                            Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                                      Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                             Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio                         Lord, Abbett & Co. LLC
  SA AB Growth Portfolio                                          AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio                           AllianceBernstein L.P.
  SA Allocation Balanced Portfolio                                SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio                                  SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio                         SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio                                SunAmerica Asset Management, LLC
  SA American Funds Asset Allocation Portfolio                    Capital Research and Management Company(1)
  SA American Funds Global Growth Portfolio                       Capital Research and Management Company(1)
  SA American Funds Growth Portfolio                              Capital Research and Management Company(1)
  SA American Funds Growth-Income Portfolio                       Capital Research and Management Company(1)
  SA American Funds VCP Managed Allocation Portfolio*             Capital Research and Management Company(1)
  SA BlackRock Multi-Asset Income Portfolio                       BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio                   BlackRock Investment Management, LLC
  SA Columbia Technology Portfolio                                Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio*                              Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                                SunAmerica Asset Management, LLC
  SA Emerging Markets Equity Index Portfolio                      SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio                           Federated Investment Management Company
  SA Fidelity Institutional AM(R) International Growth Portfolio  FIAM LLC
  SA Fidelity Institutional AM(R) Real Estate Portfolio           FIAM LLC
  SA Fixed Income Index Portfolio(2)                              SunAmerica Asset Management, LLC
  SA Fixed Income Intermediate Index Portfolio(2)                 SunAmerica Asset Management, LLC
  SA Franklin Small Company Value Portfolio                       Franklin Mutual Advisers, LLC
  SA Global Index Allocation 60/40 Portfolio                      SunAmerica Asset Management, LLC
  SA Global Index Allocation 75/25 Portfolio                      SunAmerica Asset Management, LLC
  SA Global Index Allocation 90/10 Portfolio                      SunAmerica Asset Management, LLC
  SA Goldman Sachs Global Bond Portfolio*                         Goldman Sachs Asset Management International
  SA Goldman Sachs Multi-Asset Insights Portfolio(2)              Goldman Sachs Asset Management, L.P.
  SA Index Allocation 60/40 Portfolio                             SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio                             SunAmerica Asset Management, LLC
  SA Index Allocation 90/10 Portfolio                             SunAmerica Asset Management, LLC
  SA International Index Portfolio(2)                             SunAmerica Asset Management, LLC
  SA Invesco Growth Opportunities Portfolio                       Invesco Advisers, Inc.
  SA Invesco VCP Equity-Income Portfolio*                         Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                               Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio                      J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                          J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                             J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                           J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio*                            J.P. Morgan Investment Management Inc. and Massachusetts
                                                                  Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                            J.P. Morgan Investment Management Inc.
  SA Large Cap Growth Index Portfolio                             SunAmerica Asset Management, LLC
  SA Large Cap Index Portfolio(2)                                 SunAmerica Asset Management, LLC
  SA Large Cap Value Index Portfolio                              SunAmerica Asset Management, LLC
  SA Legg Mason BW Large Cap Value Portfolio                      Brandywine Global Investment Management, LLC
  SA Legg Mason Tactical Opportunities Portfolio(2)               QS Investors, LLC
  SA MFS Blue Chip Growth Portfolio                               Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio                  Massachusetts Financial Services Company
  SA MFS Total Return Portfolio(2)                                Massachusetts Financial Services Company
  SA Mid Cap Index Portfolio(2)                                   SunAmerica Asset Management, LLC
  SA Morgan Stanley International Equities Portfolio              Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio                  OppenheimerFunds, Inc.
  SA PGI Asset Allocation Portfolio                               Principal Global Investors, LLC
  SA PIMCO VCP Tactical Balanced Portfolio*                       Pacific Investment Management Company LLC
  SA PineBridge High-Yield Bond Portfolio                         PineBridge Investments LLC


                                       2



UNDERLYING FUNDS:                                           MANAGED BY:
  SA Putnam Asset Allocation Diversified Growth Portfolio   Putnam Investment Management, LLC
  SA Putnam International Growth and Income Portfolio       Putnam Investment Management, LLC
  SA Schroders VCP Global Allocation Portfolio*             Schroder Investment Management North America Inc.
  SA Small Cap Index Portfolio(2)                           SunAmerica Asset Management, LLC
  SA T. Rowe Price Asset Allocation Growth Portfolio(2)     T. Rowe Price Associates, Inc.
  SA T. Rowe Price VCP Balanced Portfolio*                  T. Rowe Price Associates, Inc.
  SA Templeton Foreign Value Portfolio                      Templeton Investment Counsel, LLC
  SA VCP Dynamic Allocation Portfolio*                      SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Dynamic Strategy Portfolio*                        SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Index Allocation Portfolio(2)*                     SunAmerica Asset Management, LLC and T. Rowe Price
                                                            Associates, Inc.
  SA Wellington Capital Appreciation Portfolio              Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio*      Wellington Management Company LLP
  SA Wellington Real Return Portfolio*                      Wellington Management Company LLP
  SA Wellington Strategic Multi-Asset Portfolio             Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                   Wells Capital Management Incorporated



1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.



2 Please note that not all of these Underlying Funds may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

* These Underlying Funds are available investment options for the Polaris Income Plus Flex living benefit.


                                       3

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--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
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GLOSSARY........................................................   5
HIGHLIGHTS......................................................   6
FEE TABLE.......................................................   8
   Contract Owner Transaction Expenses..........................   8
   Contract Owner Annual Expenses...............................   8
   Optional Feature Expenses....................................   8
   Total Annual Portfolio Operating Expenses....................   9
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................  10
THE POLARIS PLATINUM III VARIABLE ANNUITY.......................  11
PURCHASING A POLARIS PLATINUM III VARIABLE
  ANNUITY.......................................................  11
   Allocation of Purchase Payments..............................  12
   Accumulation Units...........................................  13
   Free Look....................................................  14
   Exchange Offers..............................................  14
   Important Information for Military Servicemembers............  14
INVESTMENT OPTIONS..............................................  15
   Variable Portfolios..........................................  15
   Trusts.......................................................  16
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  16
      Franklin Templeton Variable Insurance Products Trust......  16
      Goldman Sachs Variable Insurance Trust....................  16
      Lord Abbett Series Fund, Inc..............................  16
      Anchor Series Trust.......................................  17
      Seasons Series Trust......................................  17
      SunAmerica Series Trust...................................  17
   Substitution, Addition or Deletion of Variable Portfolios....  20
   Fixed Accounts...............................................  20
      Secure Value Account......................................  21
   Dollar Cost Averaging Fixed Accounts.........................  21
   Dollar Cost Averaging Program................................  21
   Automatic Asset Rebalancing Program..........................  22
   Transfers During the Accumulation Phase......................  22
   Short-Term Trading Policies..................................  23
   Transfers During the Income Phase............................  25
   Voting Rights................................................  25
ACCESS TO YOUR MONEY............................................  25
   Penalty-Free Withdrawal Amount...............................  26
   Systematic Withdrawal Program................................  27
   Nursing Home Waiver..........................................  28
OPTIONAL LIVING BENEFITS........................................  28
   Polaris Income Plus Flex and Polaris Income Plus Daily
     Flex.......................................................  31
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO
  ALL OPTIONAL LIVING BENEFITS..................................  42
DEATH BENEFITS..................................................  45
   Beneficiary Continuation Programs............................  46
   Death Benefit Defined Terms..................................  48
   Death Benefit Options........................................  48
   Contract Value Death Benefit.................................  48
   Return of Purchase Payment Death Benefit.....................  48
   Maximum Anniversary Value Death Benefit......................  49
   Spousal Continuation.........................................  49
EXPENSES........................................................  50
   Separate Account Charges.....................................  50
   Withdrawal Charges...........................................  50
   Underlying Fund Expenses.....................................  51
   Contract Maintenance Fee.....................................  51
   Transfer Fee.................................................  51
   Optional Living Benefit Fees.................................  52
   Return of Purchase Payment Death Benefit Fee.................  52
   Maximum Anniversary Value Death Benefit Fee..................  52
   Premium Tax..................................................  52
   Income Taxes.................................................  52
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  52
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  53
ANNUITY INCOME OPTIONS..........................................  54
   The Income Phase.............................................  54
   Annuity Income Options.......................................  55
   Fixed or Variable Annuity Income Payments....................  56
   Annuity Income Payments......................................  56
   Deferment of Payments........................................  56
TAXES...........................................................  56
   Annuity Contracts in General.................................  56
   Tax Treatment of Purchase Payments...........................  57
   Tax Treatment of Distributions...............................  57
   Required Minimum Distributions...............................  59
   Tax Treatment of Death Benefits..............................  60
   Tax Treatment of Optional Living Benefits....................  60
   Contracts Owned by a Trust or Corporation....................  60
   Withholding..................................................  60
   Gifts, Pledges and/or Assignments of a Contract..............  61
   Diversification and Investor Control.........................  61
   Our Taxes....................................................  62
OTHER INFORMATION...............................................  62
   The Distributor..............................................  62
   The Company..................................................  62
   The Separate Account.........................................  63
   The General Account..........................................  63
   Financial Statements.........................................  63
   Administration...............................................  64
   Legal Proceedings............................................  64
   Registration Statements......................................  65
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  65
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS FLEX
  AND POLARIS INCOME PLUS DAILY FLEX FEE........................ C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.................. D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... E-1



                                       4

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds Global Growth, SA American Funds Growth, SA American Funds Growth-Income, SA American Funds Asset Allocation, and SA American Funds VCP Managed Allocation Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.


INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.



PURCHASE PAYMENTS LIMIT - $1,000,000.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       5

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                                   HIGHLIGHTS
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The Polaris Platinum III Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges, if no death benefits for additional fees are elected, which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a penalty-free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM III VARIABLE ANNUITY, PENALTY-FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND

TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       6

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       7

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                                   FEE TABLE
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THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES
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 MAXIMUM WITHDRAWAL CHARGES (See
 Withdrawal Charge Schedule below for detail)     8%
 TRANSFER FEE1 (Per transfer after 15 transfers
 in any contract year)                           $25
 PREMIUM TAX(2)                                  3.5%



WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:


YEARS SINCE RECEIPT OF PURCHASE
PAYMENTS                           1    2    3    4    5    6    7   8+
                                 8%   7%   6%   5%   4%   3%   2%   0%


Your contract provides for a penalty-free withdrawal amount each year. PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT BELOW.


The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES
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 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                $50






 SEPARATE ACCOUNT CHARGES3
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)   1.15%


OPTIONAL FEATURE EXPENSES
--------------------------------------------------------------------------------

If an optional feature is elected the following additional fees are deducted annually.







DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


 RETURN OF PURCHASE PAYMENT   0.15%
 MAXIMUM ANNIVERSARY VALUE    0.40%



LIVING BENEFITS(4)

(calculated as percentage of the Income Base and deducted from the contract value)



POLARIS INCOME PLUS FLEX
POLARIS INCOME PLUS DAILY FLEX




                        INITIAL FEE(5)   MAXIMUM FEE(5)
 One Covered Person         1.25%            2.50%
 Two Covered Persons        1.25%            2.50%





 LIFETIME INCOME OPTION CHANGE FEE(6)   0.25%




                                       8


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)

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The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.





                                  MINIMUM(7)   MAXIMUM(8)
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.               0.47%        2.03%



FOOTNOTES TO THE FEE TABLE:

 1 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.


 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 1.15%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED
  ------------------------------------------------------------------------------
 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.


 4 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS.

 5 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX FEE.



                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%


   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.



 6 If you elect Polaris Income Plus Flex or Polaris Income Plus Daily Flex and you change your Income Option on the Activation Date, the one-time Lifetime Income Option Change Fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the living benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee shown in the Fee Table.



 7 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2020 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 8 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.



                                       9

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.



EXAMPLE ASSUMPTIONS

The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.


The Maximum Expense Example reflects the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.





MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 1.55% (including the optional Maximum Anniversary Value death benefit), the optional Polaris Income Plus Daily Flex feature (for the first year calculated at the initial annual fee rate of 1.25% with no Income Option change and at the maximum annual fee rate of 2.50% for remaining years), and investment in an Underlying Fund with total expenses of 2.03%*)


(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,197      $2,222      $3,219      $5,696


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $397     $1,622      $2,819      $5,696



MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47%**)







(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $966     $1,123      $1,304      $1,973

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $166     $523        $904        $1,973

ADDITIONAL EXPENSE EXAMPLE INFORMATION



1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.


2. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base which is used to calculate the Polaris Income Plus Daily Flex fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year.


3. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


* The 1 year Maximum Expense Example reflect the SunAmerica Series Trust 0.93% fee waiver.


** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.04% fee waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A - CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.



                                       10

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                            THE POLARIS PLATINUM III

                                VARIABLE ANNUITY
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YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:


     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.


     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.


     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.


     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.

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                       PURCHASING A POLARIS PLATINUM III

                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. The age requirements may vary depending on your election of an optional death benefit or other available optional feature.


                                                 WITH Optional
                                                    Maximum
 WITHOUT Optional     WITH Optional Living     Anniversary Death
     Benefits                Benefit                Benefit
        85                    80*                     80

* If a second Covered Person is added or if one of the original Covered Persons is changed to a different Covered Person, the second Covered Person must meet the above age requirements at the time of addition. PLEASE SEE OPTIONAL LIVING BENEFITS.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE, AND SPOUSAL CONTINUATION OF THE DEATH BENEFIT.


PLEASE SEE THE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.



                                       11



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

     o     Tax consequences, and

     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.

     o Your rights and those of any other person with rights under this contract will be subject to the assignment.

     o We are not responsible for the validity, tax or other legal consequences of any assignment.

     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR SPECIFIC INFORMATION.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                                                           MINIMUM
                              MINIMUM        MINIMUM      AUTOMATIC
                              INITIAL      SUBSEQUENT     SUBSEQUENT
                             PURCHASE       PURCHASE       PURCHASE
                            PAYMENT(1)       PAYMENT       PAYMENT
       Qualified(2)        $ 4,000        $500           $100
     Non-Qualified(2)      $10,000        $500           $100

(1) If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.

(2) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS


We will not allow anyone age 86 or older to add subsequent Purchase Payments after the contract issue date. The attained age restrictions to add subsequent Purchase Payments may vary depending on your election of an optional living benefit or optional death benefit as follows:



                                                 WITH Optional
                                                    Maximum
 WITHOUT Optional     WITH Optional Living     Anniversary Death
     Benefits                Benefit                Benefit
        86                    81                      81

We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice and restrict allowance of Purchase Payment(s) based on age as shown above and election of optional benefit(s).

We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.

     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

     o Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


                                       12



SUBMISSION OF PURCHASE PAYMENTS

Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.


REGULAR MAIL:

Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357


EXPRESS DELIVERY:


Overnight deliveries of Purchase Payments can only be accepted at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Electronic Transmission:


We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.

You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

Automatic Payment Plan:

Once you have contributed at least the minimum initial Purchase Payment, you can establish an Automatic Payment Plan that allows you to make subsequent Purchase Payments. We reserve the right to modify, suspend or terminate the Automatic Payment Plan at any time should subsequent Purchase Payments no longer be accepted and will notify you prior to exercising that right.


PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.

     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.


ACCUMULATION UNITS

We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.


                                       13




The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.


The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative.

To cancel, mail the contract along with your written free look request to:

Annuity Service Center

P.O. Box 15570
Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period we will refund the following:

     o The value of your contract on the day we receive your request in Good Order if received BEFORE Market Close.

     o The value of your contract on the next NYSE business day, if the free look request is received AFTER Market Close.

IRA and State Free Look Restrictions

Certain states require us to return your Purchase Payments upon a free look request. Contracts issued as an IRA require the full return of Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of:


     (1)    Purchase Payments; or

     (2) the value of your contract on the day we receive your request in Good Order.

With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. We will allocate your money according to your instructions at the end of the applicable free look period.


PLEASE SEE YOUR CONTRACT AND APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.

     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.

     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.


                                       14

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:

     o     Variable Portfolios

     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account

     o     Secure Value Account (optional living benefit only)

If you elect an optional living benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. PLEASE SEE INVESTMENT AND REBALANCING REQUIREMENTS IN THE OPTIONAL LIVING BENEFITS SECTION.


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.

Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:


 ASSET ALLOCATION    CASH
        BOND         STOCK

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.


You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you


                                       15



will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


Master-Feeder Funds

Under the Master-Feeder Funds structure, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund, which invests directly in individual securities.

Under the Master-Feeder structure, you will pay higher fees and expenses than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so.


Volatility Control Funds

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").


     Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund's investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.



     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


                                       16



     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").

     SAST also offers Master-Feeder Funds, the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio, and Volatility Control Funds.


            SAST MASTER-FEEDER FUNDS

            Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

            All of the Feeder Fund assets are invested in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SA VCP DYNAMIC ALLOCATION PORTFOLIO AND
            SA VCP DYNAMIC STRATEGY PORTFOLIO

            SAAMCo is the investment advisor of the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


            SA AMERICAN FUNDS VCP MANAGED ALLOCATION PORTFOLIO
            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO
            SA PIMCO VCP TACTICAL BALANCED PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            SA VCP INDEX ALLOCATION PORTFOLIO


            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.



PLEASE SEE NEXT PAGE FOR AVAILABLE VARIABLE PORTFOLIOS WHICH ARE GROUPED BY
                     ASSET CLASS AND LISTED ALPHABETICALLY.

                                       17

ASSET ALLOCATION



UNDERLYING FUNDS                                             MANAGED BY:                                  TRUST
----------------------------------------------------------   ------------------------------------------   -------
 Franklin Allocation VIP Fund(1)                             Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                                    Franklin Advisers, Inc.                      FTVIPT
 SA Allocation Balanced Portfolio(1)                         SunAmerica Asset Management, LLC             SST
 SA Allocation Growth Portfolio(1)                           SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Growth Portfolio(1)                  SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Portfolio(1)                         SunAmerica Asset Management, LLC             SST
 SA American Funds Asset Allocation Portfolio(2)             Capital Research and Management Company      SAST
 SA BlackRock Multi-Asset Income Portfolio                   BlackRock Investment Management, LLC         AST
 SA Global Index Allocation 60/40 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 75/25 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 90/10 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Goldman Sachs Multi-Asset Insights Portfolio             Goldman Sachs Asset Management, L.P.         SAST
 SA Index Allocation 60/40 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 80/20 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 90/10 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA JPMorgan Diversified Balanced Portfolio                  J.P. Morgan Investment Management Inc.       SAST
 SA Legg Mason Tactical Opportunities Portfolio              QS Investors, LLC                            SAST
 SA MFS Total Return Portfolio(3)                            Massachusetts Financial Services Company     SAST
 SA PGI Asset Allocation Portfolio                           Principal Global Investors, LLC              AST
 SA Putnam Asset Allocation Diversified Growth Portfolio     Putnam Investment Management, LLC            SST
 SA T. Rowe Price Asset Allocation Growth Portfolio          T. Rowe Price Associates, Inc.               SAST
 SA Wellington Strategic Multi-Asset Portfolio               Wellington Management Company LLP            AST


1 This Underlying Fund is a Fund-of-Funds.

2 This Underlying Fund is a Master-Feeder fund.

3 SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


BOND


UNDERLYING FUNDS                                         MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   ------
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Fixed Income Index Portfolio                         SunAmerica Asset Management, LLC                             SAST
 SA Fixed Income Intermediate Index Portfolio            SunAmerica Asset Management, LLC                             SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST

CASH


UNDERLYING FUNDS                                    MANAGED BY:                              TRUST
-------------------------------------------------   --------------------------------------   ------
 Goldman Sachs VIT Government Money Market Fund     Goldman Sachs Asset Management, L.P.     GST

STOCK



UNDERLYING FUNDS                                           MANAGED BY:                                      TRUST
--------------------------------------------------------   ----------------------------------------------   ------
 Invesco V.I. American Franchise Fund(4)                   Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Comstock Fund(4)                             Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                       Invesco Advisers, Inc.                           AVIF
 Lord Abbett Growth and Income Portfolio                   Lord, Abbett & Co. LLC                           LASF
 SA AB Growth Portfolio                                    AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                     AllianceBernstein L.P.                           SAST
 SA American Funds Global Growth Portfolio(5)              Capital Research and Management Company          SAST
 SA American Funds Growth Portfolio(5)                     Capital Research and Management Company          SAST
 SA American Funds Growth-Income Portfolio(5)              Capital Research and Management Company          SAST
 SA Columbia Technology Portfolio                          Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio(4)                       SunAmerica Asset Management, LLC                 SAST
 SA Emerging Markets Equity Index Portfolio                SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(R) International Growth      FIAM LLC                                         SAST
 SA Fidelity Institutional AM(R) Real Estate Portfolio     FIAM LLC                                         SAST


                                       18



UNDERLYING FUNDS                                         MANAGED BY:                                      TRUST
------------------------------------------------------   ----------------------------------------------   ------
 SA Franklin Small Company Value Portfolio               Franklin Mutual Advisers, LLC                    SAST
 SA International Index Portfolio                        SunAmerica Asset Management, LLC                 SAST
 SA Invesco Growth Opportunities Portfolio               Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                       Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                  J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                   J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                    J.P. Morgan Investment Management Inc.           SAST
 SA Large Cap Growth Index Portfolio                     SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Index Portfolio                            SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Value Index Portfolio                      SunAmerica Asset Management, LLC                 SAST
 SA Legg Mason BW Large Cap Value Portfolio              Brandywine Global Investment Management, LLC     SAST
 SA MFS Blue Chip Growth Portfolio                       Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio(4)       Massachusetts Financial Services Company         SAST
 SA Mid Cap Index Portfolio                              SunAmerica Asset Management, LLC                 SAST
 SA Morgan Stanley International Equities Portfolio      Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio          OppenheimerFunds, Inc.                           SAST
 SA Putnam International Growth and Income Portfolio     Putnam Investment Management, LLC                SAST
 SA Small Cap Index Portfolio                            SunAmerica Asset Management, LLC                 SAST
 SA Templeton Foreign Value Portfolio                    Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio            Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                 Wells Capital Management Incorporated            SAST


4 Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

5 This Underlying Fund is also a Master-Feeder fund.


VOLATILITY CONTROL FUNDS


UNDERLYING FUNDS                                         MANAGED BY:                                                   TRUST
-------------------------------------------------------- ------------------------------------------------------------- ------
 SA American Funds VCP Managed Allocation Portfolio5,6   Capital Research and Management Company                       SAST
 SA BlackRock VCP Global Multi Asset Portfolio(6)        BlackRock Investment Management, LLC                          SAST
 SA Invesco VCP Equity-Income Portfolio                  Invesco Advisers, Inc.                                        SAST
 SA PIMCO VCP Tactical Balanced Portfolio                Pacific Investment Management Company LLC                     SAST
 SA Schroders VCP Global Allocation Portfolio            Schroder Investment Management North America                  SAST
 SA T. Rowe Price VCP Balanced Portfolio                 T. Rowe Price Associates, Inc.                                SAST
 SA VCP Dynamic Allocation Portfolio(6)                  SunAmerica Asset Management, LLC and AllianceBernstein L.P.   SAST
 SA VCP Dynamic Strategy Portfolio(6)                    SunAmerica Asset Management, LLC and AllianceBernstein L.P.   SAST
 SA VCP Index Allocation Portfolio(6)                    SunAmerica Asset Management, LLC and T. Rowe Price            SAST
                                                         Associates, Inc.

5 This Underlying Fund is also a Master-Feeder fund.

6 A portion of this Underlying Fund is a Fund-of-Funds.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       19



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.


Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.

Interest Rate Categories

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


Transfers/Withdrawals from Fixed Accounts

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.


Fixed Account Restrictions

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


                                       20



SECURE VALUE ACCOUNT

If you elect a living benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a living benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts as follows:


  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
        6-Month         $  600
        12-Month        $1,200

     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.

     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.

     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


DCA Program Guidelines

     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.

     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.

     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.


Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account


                                       21



serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:

     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.

     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.

Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.

     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.

     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.


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TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543

Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


PLEASE SEE APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC FEES.



Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.

Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


SHORT-TERM TRADING POLICIES

This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy

     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.

     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.


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     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


Example

For example, if you made a transfer on August 19, 2019 and within the previous twelve months (from August 20, 2018 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2019 must be submitted by U.S. Mail (from August 20, 2019 through August 20, 2020).


ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:

     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not


                                       24



enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.

     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.

     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.


MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE


                             MINIMUM         MINIMUM
                           WITHDRAWAL        CONTRACT
                             AMOUNT          VALUE(1)
 Partial Withdrawal       $1,000         $2,500(2)
 Systematic Withdrawal    $  100         $2,500(2)

(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.

(2)   The total contract value must be at least $2,500 after a withdrawal.

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a


                                       25



result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.



PENALTY-FREE WITHDRAWAL AMOUNT

Your contract provides for a penalty-free withdrawal amount each contract year during the applicable withdrawal period. The penalty-free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The penalty-free withdrawal amount does not reduce the basis used to calculate future annual penalty-free withdrawals and withdrawal charges.



YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you elect an optional living benefit, PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT AND THE LIVING BENEFIT ON OR AFTER THE ACTIVATION DATE below.



Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty-free.

If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.


Penalty-Free Withdrawal Amount and the Living Benefit on or after the Activation Date

If you elect a Living Benefit, your Lifetime Income is free of withdrawal charges. However, if you take a withdrawal after the Activation Date which is greater than your Lifetime Income, that amount is treated as an Excess Withdrawal. Such withdrawal may be subject to withdrawal charges and affects the calculation of your Income Base, Income Credit Base, if applicable, and future Lifetime Income. The Income Base is the basis for calculating your Lifetime Income and the Income Credit Base is the basis for calculating the Income Credit which is an amount that may increase your Income Base. PLEASE SEE GLOSSARY OF LIVING BENEFIT TERMS UNDER OPTIONAL LIVING BENEFITS BELOW.

For example, if you elected a living benefit and your Maximum Annual Withdrawal Amount (MAWA) on or after the Activation Date is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount and was taken on or after the Activation Date. You may also take up to an additional $4,000 that contract year on or after the Activation Date as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the living benefit which reduces the Income Base, and future Maximum Annual Withdrawal Amounts.



ASSESSMENT OF WITHDRAWAL CHARGES


We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.


The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.


When you make a partial withdrawal, we deduct it from any remaining annual penalty-free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.

If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. IF YOU FULLY SURRENDER YOUR CONTRACT, WITHDRAWAL CHARGES WILL BE ASSESSED AGAINST THE AMOUNT OF PURCHASE PAYMENTS SUBJECT TO WITHDRAWAL CHARGES. THIS MEANS THAT, IF YOU SURRENDER YOUR CONTRACT WHILE WITHDRAWAL CHARGES STILL APPLY, ANY PRIOR PENALTY-FREE WITHDRAWAL AMOUNTS TAKEN IN THE CURRENT CONTRACT YEAR ARE NOT SUBTRACTED FROM THE TOTAL PURCHASE PAYMENTS STILL SUBJECT TO WITHDRAWAL CHARGES. PLEASE SEE EXPENSES.


Calculating Withdrawal Charges

For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty-free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.



Example:

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent


                                       26



Purchase Payments and no election of optional features. In contract year 2, you take out your maximum penalty free withdrawal of $10,000. After that penalty free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal


Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.


Annuity Income Payments


Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.



PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.

Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


Optional Living Benefit Withdrawals


Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested.



Total Withdrawals


We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty-free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.



SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.

Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty free withdrawal amount permitted each year.

If you elect a living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program on or after the Activation Date, you must request withdrawals on the appropriate living benefit enrollment form. The Systematic Withdrawal Program may not be established before the Activation Date. If we receive your request on


                                       27




another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawals within the same contract year and may permanently reduce future guaranteed withdrawal amounts. IF YOU MUST TAKE REQUIRED MINIMUM DISTRIBUTIONS (RMDS) FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS WILL NOT PERMANENTLY REDUCE FUTURE GUARANTEED WITHDRAWAL AMOUNTS ON OR AFTER THE ACTIVATION DATE, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.


Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.

     o You cannot use this waiver during the first 90 days after your contract is issued.

     o The confinement period for which you seek the waiver must begin after you purchase your contract.

     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit the following documents to the Annuity Service Center:

     1)     a doctor's note recommending admittance to a nursing home;

     2)     an admittance form which shows the type of facility you entered;
            and

     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.


PLEASE SEE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


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                            OPTIONAL LIVING BENEFITS
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GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS


These optional living benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The living benefits are designed to provide the contract owner(s) lifetime income with the flexibility to activate income at any time. The guaranteed rising income component available on Polaris Income Plus Flex offers an additional benefit to those who elect an Activation Date soon after the contract is issued. Unlike Polaris Income Plus Flex, Polaris Income Plus Daily Flex does not offer guaranteed rising income. Polaris Income Plus Daily Flex allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the living benefits.


Please note that not all living benefits and/or Income Options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax adviser concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


Below is a glossary of Living Benefit Terms and a summary of the key features of the optional living benefits offered in your contract


GLOSSARY OF LIVING BENEFIT TERMS


ACTIVATION DATE

The date on which your Lifetime Income is activated. Upon activation of Lifetime Income, changes cannot be made to the Covered Person(s) or Income Options.

ANNIVERSARY VALUE

The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFIT EFFECTIVE DATE

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The date the Living Benefit is elected. The Benefit Effective Date is the same as the Contract Issue Date.

BENEFIT QUARTER

Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY

The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day. For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.

BENEFIT YEAR

Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY

The date on which each Benefit Year begins.

CONTRACT YEAR

Each consecutive one year period starting on the Contract Issue Date.

COVERED PERSON(S)

The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

COVERED PERSON CHANGES

The Covered Person(s) may be changed in the event of Life Change Event prior to or on the Activation Date. No further changes may be made to the Covered Person(s) after the Activation Date.

EXCESS WITHDRAWAL

Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year after the Activation Date and exceeds the greater of the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable or the Required Minimum Distribution amount as calculated by the Annuity Service Center. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

HIGHER ANNIVERSARY VALUE


For Polaris Income Plus Flex, the current Anniversary Value that is greater than the current Income Base.


INCOME BASE


The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year after the Activation Date without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s), if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.



INCOME CREDIT

An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:




                    INCOME CREDIT
                        (AS A                INCOME                   INCOME
                    PERCENTAGE OF      CREDIT AVAILABILITY     CREDIT AVAILABILITY
    OPTIONAL          THE INCOME          PRIOR TO THE             ON OR AFTER
 LIVING BENEFIT      CREDIT BASE)        ACTIVATION DATE         ACTIVATION DATE
 Polaris                 6%            Available during         Available during
 Income Plus                         the first 12 Benefit     the first 12 Benefit
 Flex                                 Years - the Income       Years - the Income
                                        Credit Base and        Credit is reduced,
                                        Income Base are        but not eliminated
                                            reduced              in any Benefit
                                      proportionately for         Year in which
                                        any withdrawals            cumulative
                                      taken prior to the         withdrawals are
                                        Activation Date        less than 6% of the
                                                                 Income Base and
                                                                not greater than
                                                                   the Maximum
                                                                Annual Withdrawal
                                                                     Amount
 Polaris                                       Not available
 Income Plus
 Daily Flex


INCOME CREDIT BASE

Applicable to Polaris Income Plus Flex only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD


Applicable to Polaris Income Plus Flex only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.

INCOME OPTION

The Income Option is elected by You at contract issue. The Maximum Annual Withdrawal Amounts and Protected Income Payments offered in each Income Option vary by age and whether you elect one or two Covered Persons.

INCOME OPTION CHANGE

A one-time opportunity to change the Income Option of your initial living benefit election on the Activation Date.


INVESTMENT REQUIREMENTS


In order to elect the living benefit, you must invest your money in accordance with certain requirements outlined below under "Are there investment requirements if I elect a Living Benefit?"


LIFE CHANGE EVENT


A change to the Covered Person(s) upon marriage, divorce or death if prior to the Activation Date.


LIFETIME INCOME

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Any withdrawal taken on or after the Activation Date that is all or part of the Maximum Annual Withdrawal Amount or Protected Income Payment.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT


The maximum amount that may be withdrawn each Benefit Year on or after activating Lifetime Income and while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE

The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year after activating Lifetime Income and while the contract value is greater than zero.


MINIMUM INCOME BASE FOR POLARIS INCOME PLUS FLEX

The Minimum Income Base is a guaranteed minimum amount of the Income Base which is calculated on the 12th Benefit Anniversary if you have not activated Lifetime Income. Any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used to calculate the Minimum Income Base. If you activate Lifetime Income before the 12th Benefit Anniversary, you will not be eligible to receive the increase to the Income Base on the 12th Benefit Anniversary. The Minimum Income Base amount is calculated as a percentage of Purchase Payments as follows:




    MINIMUM INCOME BASE           MINIMUM INCOME BASE PERCENTAGE (AS A
           PERIOD                PERCENTAGE OF THE PURCHASE PAYMENTS*)
     Activation Date on or    200% of Purchase Payments* received in the
    after the 12th Benefit              1st Benefit Year, plus
        Year Anniversary
                               100% of Purchase Payments* received after
                                         the 1st Benefit Year



* Purchase Payments reduced proportionately for withdrawals taken prior to the Activation Date.

MINIMUM INCOME BASE FOR POLARIS INCOME PLUS DAILY FLEX

The Minimum Income Base is a guaranteed minimum amount of the Income Base calculated on each Benefit Year Anniversary prior to the Activation Date and up to the 15th Benefit Year Anniversary. An annual Minimum Income Base Percentage of 5% will be applied to Purchase Payments received prior to that Benefit Year Anniversary during the Minimum Income Base period, as long as the Activation Date is after each Benefit Year Anniversary indicated as follows:




    MINIMUM INCOME BASE PERIOD          MINIMUM INCOME BASE
 (LIFETIME INCOME IS NOT ACTIVATED          PERCENTAGE
     PRIOR TO THE BENEFIT YEAR        (AS A PERCENTAGE OF THE
           ANNIVERSARY)                 PURCHASE PAYMENTS)
 1st Benefit Year Anniversary                           105%
 2nd Benefit Year Anniversary                           110%
 3rd Benefit Year Anniversary                           115%
 4th Benefit Year Anniversary                           120%
 5th Benefit Year Anniversary                           125%
 6th Benefit Year Anniversary                           130%
 7th Benefit Year Anniversary                           135%
 8th Benefit Year Anniversary                           140%
 9th Benefit Year Anniversary                           145%
 10th Benefit Year Anniversary                          150%
 11th Benefit Year Anniversary                          155%
 12th Benefit Year Anniversary                          160%
 13th Benefit Year Anniversary                          165%
 14th Benefit Year Anniversary                          170%
 15th Benefit Year Anniversary                          175%



Prior to the Activation Date, any withdrawals taken will proportionately reduce all Purchase Payments used in the calculation of the Minimum Income Base. The Minimum Income Base is only available in the first 15 Benefit Years, or upon the Activation Date, if earlier.


PROTECTED INCOME PAYMENT


The amount to be paid each year over the lifetime of the Covered Person(s) after the Activation Date, if and when the contract value is reduced to zero, but the Income Base is still greater than zero or if the the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE

The percentage used to determine the Protected Income Payment.

STEP-UP VALUE


If you elect Polaris Income Plus Daily Flex, the Step-Up Value is used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.


OVERVIEW OF LIVING BENEFITS

The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the living benefit, you will receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should



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know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, both of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. The Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. If you do not expect to take any withdrawals, then electing the Living Benefit would not be appropriate. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return. If you elect a Living Benefit, prior to activating Lifetime Income, any withdrawal that reduces the contract value to zero will terminate the contract including its optional Living Benefit. However, although market performance and fees can reduce the contract value to zero, they will not result in the termination of your contract and its benefits.

Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit; therefore, election of the Living Benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the Maximum Annual Withdrawal Amount allowable under the Living Benefit.

Please POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX below for a more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.


POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX


How does Polaris Income Plus Flex work?

POLARIS INCOME PLUS FLEX(SM) locks in the greater of two values to determine the Income Base. The Income Base is initially equal to the first Purchase Payment. The Income Base is automatically locked in on each Benefit Year Anniversary, as the greater of (1) the Higher Anniversary Value, or (2) the Income Base increased by any available Income Credit.

Polaris Income Plus Flex offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Higher Anniversary Value, or an Income Base with an annual Income Credit, if any. If you elect Polaris Income Plus Flex, you may choose from Income Options 1, 2 or 3, but must elect the date on which your Lifetime Income is activated (the "Activation Date").

Polaris Income Plus Flex allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the "Covered Person Change") and 2) Income Options (the "Income Option Change") on the Activation Date. The Covered Person Change is also permitted where there is a marriage, divorce, or death prior to the Activation Date (the "Life Change Event") of one of the original Covered Person(s). You may take withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any such withdrawals will proportionately reduce the Income Base, Income Credit Base (if applicable), and Purchase Payments used in the calculation of the Minimum Income Base. Note: If the Activation Date is prior to the specified Benefit Year Anniversary, you will no longer be eligible for the Minimum Income Base on the Benefit Year Anniversary.

The annual Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The Income Credit is determined by multiplying the Income Credit percentage of 6% by the Income Credit Base. The Income Credit percentage may be reduced if withdrawals are taken, as described below.

Prior to Activation Date, if withdrawals are taken, the Income Credit is not reduced, but any applicable Income Credit amount is reduced because it will be based on the proportionately reduced Income Credit Base.

On or after the Activation Date, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can continue to increase during the first 12 years even after starting withdrawals. After the first 12 years, the Income Base may only increase to the Higher Anniversary Value.

If the Activation Date is after the 12th contract anniversary, and you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary.


How does Polaris Income Plus Daily Flex work?

POLARIS INCOME PLUS DAILY FLEX(SM) offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. If you elect Polaris Income Plus Daily Flex, you may choose from Income Options 1, 2, or 3, but must elect the date on which your Lifetime Income is activated (the "Activation Date").

Polaris Income Plus Daily Flex allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the "Covered Person Change") and 2) Income Option (the "Income Option Change") on the Activation Date. The Covered Person(s) Change is permitted where



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there is a marriage, divorce, or death prior to the Activation Date (the "Life Change Event") of the original Covered Person(s). At least one of the original named Covered Person(s) must remain on the contract. You may take withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any such withdrawals will proportionately reduce the Income Base, Income Credit (if applicable), and Purchase Payments used in the calculation of the Minimum Income Base.

Prior to the Activation Date, the Income Base step-ups, if any, occur on a daily basis. The Income Base is the basis for the Covered Person(s)' Lifetime Income. The Income Base is initially equal to the first Purchase Payment, increased by any subsequent Purchase Payments, if any, and reduced proportionately for any withdrawals made. In addition, if the Activation Date is not prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the Purchase Payment(s). The Purchase Payment(s) used to calculate the Minimum Income Base are reduced for any withdrawals taken prior to the Activation Date.

On or after the Activation Date, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values and subsequent Purchase Payments, if any. PLEASE SEE "HOW DO INCREASES IN THE INCOME BASE WORK UNDER POLARIS INCOME PLUS FLEX?" AND "HOW DO INCREASES IN THE INCOME BASE WORK UNDER POLARIS INCOME PLUS DAILY FLEX?" BELOW.

Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect a living benefit.

What are the differences between Polaris Income Plus Flex and Polaris Income Plus Daily Flex?




      LIVING BENEFIT           POLARIS INCOME PLUS       POLARIS INCOME PLUS
        PARAMETER                     FLEX                    DAILY FLEX
                                           1.25% One Covered Person
    Initial Annual Fee                     1.25% Two Covered Persons
                              Minimum Income Base
                              Percentage: 200% of
                                                          Range of Minimum
                               Purchase Payments
                                                             Income Base
                            received in 1st Benefit
                                                         Percentage: 105% -
                                      Year
                                                                175%
                                100% of Purchase
                                                         Minimum Income Base
                               Payments received
                                                         Period: Years 1-15;
                             after 1st Benefit Year
                                                         upon the Activation
                              Minimum Income Base         Date, no further
                              Period: 12 years if       adjustments are made
                               Lifetime Income is          to the Minimum
   Minimum Income Base           NOT activated               Income Base
                                 Income Credit
                             available in first 12
                              Benefit Years - the
                               Income Credit Base
                              and Income Base are
                                    REDUCED
                              PROPORTIONATELY for
                             any withdrawals taken
  Income Credit - Prior     prior to the Activation
 to the Activation Date               Date                       N/A
                                 Income Credit
                             available in first 12
                              Benefit Years - the
                                Income Credit is
                                REDUCED, BUT NOT
                               ELIMINATED in any
                               Benefit Year on or
                              after the Activation
                                 date in which
                                   cumulative
                              withdrawals are less
                             than 6% of the Income
                              Base and not greater
  Income Credit - On or         than the Maximum
   After the Activation        Annual Withdrawal
           Date                      Amount                      N/A
   Frequency of Step-up
          Values                     Annual                     Daily
                                                        Allocation Structure:
                                                         10% in Secure Value
                                                               Account
                                                           90% in Variable
                                                             Portfolios
                                                          Asset Allocation
                                                           Portfolios (29
                                                         investment options)
                              10% in Secure Value
                                                                 or
                                    Account
                                                           Build Your Own
                                90% in Variable              Allocation
                                   Portfolios          (77 investment options
        Investment                (total of 18           that cross 12 asset
        Requirements          investment options)             classes)



THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGES AND PROTECTED INCOME PAYMENT PERCENTAGES ARE SET FORTH IN THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS.



                                       32



Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS FLEX INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Flex Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:



 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios, except as otherwise noted:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA American Funds VCP Managed Allocation*
                  SA BlackRock VCP Global Multi Asset*
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA Invesco VCP Equity-Income*
                  SA JPMorgan MFS Core Bond
                  SA PIMCO VCP Tactical Balanced*
                  SA Schroders VCP Global Allocation*
                  SA T. Rowe Price VCP Balanced*
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  DCA FIXED ACCOUNTS**
                  6-Month DCA
                  1-Year DCA
                  * You may invest up to a maximum of 50% in each of
                  these Variable Portfolios.
                  ** You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.


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INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY FLEX INCOME OPTION 1, 2
OR 3

If you elect Polaris Income Plus Daily Flex, you must allocate your assets in accordance with one of the following options:




 10% Secure       ASSET ALLOCATION PORTFOLIOS
 Value Account    Up to 90% in one or more of the following
                  Variable Portfolios:
                  INDIVIDUALLY MANAGED ASSET ALLOCATION
                  PORTFOLIOS:
                  SA American Funds Asset Allocation
                  SA BlackRock Multi-Asset Income
                  SA Goldman Sachs Multi-Asset Insights
                  SA JPMorgan Diversified Balanced
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified Growth
                  SA T. Rowe Price Asset Allocation Growth
                  SA Wellington Strategic Multi-Asset
                  ACTIVELY MANAGED FUND-OF-FUNDS:
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  INDEX FUND-OF-FUNDS PORTFOLIOS:
                  SA Global Index Allocation 90/10
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 60/40
                  SA Index Allocation 90/10
                  SA Index Allocation 80/20
                  SA Index Allocation 60/40
                  VOLATILITY CONTROL PORTFOLIOS:
                  SA American Funds VCP Managed Allocation
                  SA BlackRock VCP Global Multi Asset
                  SA Invesco VCP Equity-Income
                  SA PIMCO VCP Tactical Balanced
                  SA Schroders VCP Global Allocation
                  SA T. Rowe Price VCP Balanced
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  DCA FIXED ACCOUNTS*
                  6-Month DCA
                  1-Year DCA
                  * You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.




BUILD YOUR OWN ALLOCATION

You must allocate your assets in accordance with the following: 10% in the Secure Value Account. The other 90% must be allocated in the following Investment Groups:




                    FIXED INCOME PORTFOLIOS
        INVESTMENT REQUIREMENT MINIMUM 20% MAXIMUM
                      100%
 MONEY MARKET PORTFOLIO:
 Goldman Sachs VIT Government Money Market Fund
 CORE FIXED INCOME PORTFOLIOS:
 SA DFA Ultra Short Bond
 SA Federated Corporate Bond
 SA Fixed Income Index
 SA Fixed Income Intermediate Index
 SA Goldman Sachs Global Bond
 SA JPMorgan MFS Core Bond
 SA Wellington Government & Quality Bond
 SA Wellington Real Return
 DCA FIXED ACCOUNTS*
 6-Month DCA
 1-Year DCA
 FIXED ACCOUNTS
 1-Year Fixed (if available)

-------------------------------------------------
     PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS
       INVESTMENT REQUIREMENT MINIMUM 0% MAXIMUM
                     80%**
 GLOBAL & INTERNATIONAL PORTFOLIOS:
 SA Emerging Markets Equity Index
 SA International Index
 SA JPMorgan Global Equities
 SA Morgan Stanley International Equities
 LARGE CORE PORTFOLIOS:
 SA American Funds Growth-Income
 SA Large Cap Index
 SA MFS Massachusetts Investors Trust
 SA Oppenheimer Main Street Large Cap
 LARGE VALUE PORTFOLIOS:
 Invesco V.I. Comstock
 Invesco V.I. Growth and Income
 Lord Abbett Growth and Income
 SA Dogs of Wall Street
 SA JPMorgan Equity-Income
 SA Large Cap Value Index
 SA Legg Mason BW Large Cap Value
 LARGE GROWTH PORTFOLIOS:
 Invesco V.I. American Franchise
 SA AB Growth
 SA American Funds Growth
 SA Janus Focused Growth
 SA Large Cap Growth Index
 SA MFS Blue Chip Growth
 SA Wellington Capital Appreciation
 SMALL & MID CAP PORTFOLIOS:
 SA Mid Cap Index
 SA Small Cap Index
 ASSET ALLOCATION PORTFOLIOS:
 Franklin Allocation VIP Fund
 Franklin Income VIP Fund
 SA Allocation Balanced
 SA Allocation Growth
 SA Allocation Moderate
 SA Allocation Moderate Growth
 SA American Funds Asset Allocation
 SA BlackRock Multi-Asset Income
 SA Global Index Allocation 60/40
 SA Global Index Allocation 75/25
 SA Global Index Allocation 90/10


                                       34





       PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS
                                  - CONTINUED
          INVESTMENT REQUIREMENT MINIMUM 0% MAXIMUM 80%**
 SA Goldman Sachs Multi-Asset Insights
 SA Index Allocation 60/40
 SA Index Allocation 80/20
 SA Index Allocation 90/10
 SA JPMorgan Diversified Balanced
 SA Legg Mason Tactical Opportunities
 SA MFS Total Return
 SA PGI Asset Allocation
 SA Putnam Asset Allocation Diversified Growth
 SA T. Rowe Price Asset Allocation Growth
 SA Wellington Strategic Multi-Asset
 ASSET ALLOCATION (VOLATILITY CONTROL PORTFOLIOS):
 SA American Funds VCP Managed Allocation
 SA BlackRock VCP Global Multi Asset
 SA Invesco VCP Equity-Income
 SA PIMCO VCP Tactical Balanced
 SA Schroders VCP Global Allocation
 SA T. Rowe Price VCP Balanced
 SA VCP Dynamic Allocation
 SA VCP Dynamic Strategy
 SA VCP Index Allocation

-------------------------------------------------------
               OTHER EQUITY AND SPECIALTY PORTFOLIOS
         INVESTMENT REQUIREMENT MINIMUM 0% MAXIMUM 30%***
 SMALL & MID CAP PORTFOLIOS:
 SA AB Small & Mid Cap Value
 SA Franklin Small Company Value
 SA Invesco Growth Opportunities
 SA JPMorgan Mid-Cap Growth
 SA WellsCap Aggressive Growth
 GLOBAL & INTERNATIONAL PORTFOLIOS:
 SA American Funds Global Growth
 SA Fidelity Institutional AM(R) International Growth
 SA JPMorgan Emerging Markets
 SA Putnam International Growth and Income
 SA Templeton Foreign Value
 SPECIALTY PORTFOLIOS:
 SA Columbia Technology
 SA Fidelity Institutional AM(R) Real Estate
 SA PineBridge High-Yield Bond



* You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.

** You may invest up to a maximum of 40% in an individual Variable Portfolio within this Investment Group.


*** You may invest up to a maximum of 10% in an individual Variable Portfolio within this Investment Group.



How do my investment requirements impact my feature and contract?

Before you elect a living benefit, you should carefully consider whether the investment requirements associated with the living benefits meet your investment objectives and risk tolerance.


The investment requirements may reduce the need to rely on the guarantees provided by these living benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the contract value will be reduced to zero before the Covered Person(s)' death. Withdrawals taken while the contract value is greater than zero are withdrawals of the contract owner's own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee. PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.


To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secure Value Account will not change for the life of your contract.



REBALANCING AND INVESTMENT REQUIREMENTS


We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers, and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.


Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that


                                       35



transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.



What are the factors used to calculate Polaris Income Plus Flex?

The Lifetime Income offered by Polaris Income Plus Flex is calculated by considering the factors described below.


FIRST,we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND,we determine if the ANNIVERSARY VALUE is the Higher Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary.


THIRD,we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.

FOURTH,if you do not activate Lifetime Income before the 12th Benefit Anniversary, the guaranteed MINIMUM INCOME BASE amount will be available in the Income Base calculation on the 12th Benefit Anniversary. Any withdrawals taken prior to activating Lifetime Income on or after the 12th Benefit Year Anniversary will proportionately reduce the Purchase Payments used to determine the Minimum Income Base. The Minimum Income Base amount is calculated as a percentage of Purchase Payments received during the first Benefit Year and a percentage of Purchase Payments received after the first Benefit Year. These percentages are provided above in the Glossary of Living Benefit Defined Terms. If you activate Lifetime Income before the 12th Benefit Year Anniversary, you will not be eligible to receive the increase to the Income Base.

FIFTH,we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.

SIXTH, we determine the INCOME CREDIT.

The Income Credit amount is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. Prior to the Activation Date, if no withdrawals are taken during the Benefit Year, the Income Credit applied to the Income Base is not reduced.

On or after the Activation Date, the Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the Income Option you elected on the Activation Date. For example, if you are age 65, have activated Lifetime Income, elected Polaris Income Plus Flex Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6.0% to 2.0%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the Income Option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you are age 65, have activated Lifetime Income, elected two Covered Persons and take cumulative withdrawals that are equal to 6.1% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).


The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and
3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

PLEASE SEE THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS FOR THE APPLICABLE MAXIMUM


                                       36




ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE. IF YOU NEED ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL US AT THE ANNUITY SERVICE CENTER AT (800) 445-7862. ALL RATE SHEET SUPPLEMENTS WILL BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND ARE AVAILABLE ON THE EDGAR SYSTEM AT WWW.SEC.GOV, FILE NUMBER 333-185762 OR 333-178841 IF YOUR CONTRACT WAS ISSUED IN NEW YORK.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, if any. Excess Withdrawals are withdrawals taken after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS FLEX?" BELOW.

PLEASE SEE APPENDIX C FOR DETAILED NUMERICAL EXAMPLES OF HOW YOUR LIVING BENEFIT IS CALCULATED.


What are the factors used to calculate Polaris Income Plus Daily Flex?

The Lifetime Income offered by Polaris Income Plus Daily Flex is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES which are values used to determine the Income Base. The initial Step-up Value is equal to the contract value. Then, on any day that the contract value is greater than the Income Base on that day, the Income Base is stepped up to that value. The Step-up Value is determined daily prior to the Activation Date.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received, and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.

THIRD, if you do not activate Lifetime Income before each Benefit Year Anniversary up to the 15th Benefit Year Anniversary, an annual MINIMUM INCOME BASE Percentage of 5% will be applied to Purchase Payments received prior to that Benefit Year Anniversary. These percentages are provided above in the Glossary of Living Benefit Defined Terms. Further, any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used in the calculation of the Minimum Income Base.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).


The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and
3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.


PLEASE SEE THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS FOR THE APPLICABLE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE. IF YOU NEED ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL US AT THE ANNUITY SERVICE CENTER AT (800) 445-7862. ALL RATE SHEET PROSPECTUS SUPPLEMENTS WILL BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND ARE AVAILABLE ON THE EDGAR SYSTEM AT WWW.SEC.GOV, FILE NUMBER 333-185762 OR 333-178841 IF YOUR CONTRACT WAS ISSUED IN NEW YORK.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, if any. Excess Withdrawals are withdrawals taken after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the



                                       37




Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY FLEX?" BELOW.

PLEASE SEE APPENDIX C FOR DETAILED NUMERICAL EXAMPLES OF HOW YOUR LIVING BENEFIT IS CALCULATED.


How do increases to the Income Base and Income Credit Base work under Polaris Income Plus Flex?


On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Higher Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided that Lifetime Income withdrawals have not begun before that anniversary.


On each Benefit Year Anniversary during the Income Credit Period, if the Income Base is increased to a Higher Anniversary Value, the Income Credit Base is also automatically increased to that Higher Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.


Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHER ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

On or After Activation Date, the Maximum Annual Withdrawal Amount is recalculated each time there is an increase in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased.



How do increases to the Income Base work under Polaris Income Plus Daily Flex?

PRIOR TO THE ACTIVATION DATE, the Income Base is increased daily to the Step-up Value and by subsequent Purchase Payments, if any.

Additionally, prior to the Benefit Year Anniversary, but during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the Purchase Payments.

ON OR AFTER THE ACTIVATION DATE, the Income Base is increased only on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the Activation Date ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the Higher Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the last Benefit Year Anniversary. If one or more Excess Withdrawals have been taken in that Benefit Year, the Income Base is increased on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the last Excess Withdrawal.


What are the effects of withdrawals on Polaris Income Plus Flex?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of any withdrawals. If you activate Lifetime Income before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.


Prior to the Activation Date

Any withdrawal in a Benefit Year reduces the Income Base and Income Credit Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.

Additionally, any withdrawal taken will reduce the Income Credit (if applicable), and Purchase Payments used to calculate the Minimum Income Base. The reduction to the Income Credit Base will result in a lowered Income Credit amount being applied to the Income Base during the Income Credit Period. In addition, these withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable because your Lifetime Income withdrawals have not been activated.

On or after the Activation Date

Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


For example, assume that your contract value is $106,000, your Income Base and Income Credit Base are $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base



                                       38




and Income Credit Base will be reduced to $114,000 as follows: $120,000 x {1 - [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.


Excess Withdrawals reduce your Income Base and Income Credit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base and Income Credit Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawal"). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. In addition, you will not be eligible for an Income Credit, if applicable, in that Benefit Year.

When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. The impact of withdrawals on specific factors is further explained below:

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.


     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.


All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



What are the effects of withdrawals on Polaris Income Plus Daily Flex?

The Maximum Annual Withdrawal Amount, the Income Base and the Purchase Payment(s) used in the calculation of the Minimum Income Base may change over time as a result of the timing and amount of any withdrawals.


Prior to the Activation Date

Any withdrawal in a Benefit Year reduces the Income Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.

Additionally, any withdrawal taken will reduce each Purchase Payment included in the calculation of the Minimum Income Base. The reduction to the Purchase Payment(s) will result in a lowered amount being applied to the Income Base during the Minimum Income Base Period. However, the Minimum Income Base will continue to increase during the Minimum Income Base Period prior to the Activation Date. Lastly, any withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable because your Lifetime Income withdrawals have not been activated.

On or after the Activation Date

Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base will be reduced to $114,000 as follows:
$120,000 x {1 - [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.



                                       39



Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawal"). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount.

When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. The impact of withdrawals on specific factors is further explained below:

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.


     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     MINIMUM INCOME BASE: If you activate Lifetime Income during the Minimum Income Base Period, the Minimum Income Base will no longer increase on the next Benefit Anniversary.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the Higher Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.


All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



How can I change my Income Option Election?

You may change your Income Option election on the Activation Date. If you change your Income Option election on the Activation Date, a one-time annualized fee applies. Once Lifetime Income begins, you may not change your Income Option election.


What is the fee for Polaris Income Plus Flex and Polaris Income Plus Daily
Flex?

The fee for Polaris Income Plus Flex and Polaris Income Plus Daily Flex is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. In addition, if you change your Income Option on the Activation Date, your annual fee will increase on the next Benefit Quarter Anniversary. Please see fee table below:


POLARIS INCOME PLUS FLEX FEE
POLARIS INCOME PLUS DAILY FLEX FEE




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.25%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%


* The quarterly fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on


                                       40




   the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.


If you change your Income Option election on the Activation Date, a one-time annualized fee applies. The fee is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Activation Date:



 LIFETIME INCOME OPTION CHANGE FEE    0.25%



The fee is deducted quarterly, and the quarterly fee rate is 0.0625% (0.25%/4).
   The sum of the living benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.


The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.


Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX FEE.

For Polaris Income Plus Flex, an increase in the Income Base due to an addition of an Income Credit, attaining a new Higher Anniversary Value or an addition of subsequent Purchase Payments will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. PLEASE NOTE THAT THIS MEANS THE ADDITION OF AN INCOME CREDIT WILL LEAD TO PAYING A HIGHER FEE IN ANY GIVEN PERIOD THAN WITHOUT THE ADDITION OF THE INCOME CREDIT BECAUSE THE INCOME CREDIT MAY INCREASE THE INCOME BASE. WHEN TAKING LIFETIME INCOME, THE INCOME CREDIT WILL BE REDUCED BY THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT AND MAY BE MORE THAN OFFSET BY THE AMOUNT OF THE FEE. YOU WILL BE ASSESSED A NON-REFUNDABLE FEE EACH QUARTER REGARDLESS OF WHETHER YOU ACTIVATE LIFETIME INCOME.

For Polaris Income Plus Daily Flex, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment(s) will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.



What happens if the contract value is reduced to zero while the Income Base is greater than zero?


PRIOR TO THE ACTIVATION DATE,
If the contract value is reduced to zero due to a withdrawal, but the Income Base is greater than zero, the contract will be terminated including any optional benefits and features.

ON OR AFTER THE ACTIVATION DATE,
if the contract value is reduced to zero, but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).


IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.


If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, for Polaris Income Plus Flex, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.


When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


                                       41




PLEASE REFER TO THE RATE SHEET SUPPLEMENT FOR THE MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGES APPLICABLE TO YOUR LIVING BENEFIT.


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                        ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
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When and how may I elect a Living Benefit?



You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Person(s) must meet the minimum and maximum age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX:



                                     COVERED PERSON
    NUMBER OF OWNERS        MINIMUM AGE(1)     MAXIMUM AGE(2)
         One Owner               45                 80
      Joint Owners(3)            45                 80

(1) Minimum Age must be met by any Covered Person(s) as of the Contract Issue Date.

(2) Maximum Age cannot be exceeded by any Covered Person(s) as of the date added.

(3) Joint Owners may choose which of the two Owners will be the Covered Person. The Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


What are the allowable changes to Covered Person(s) prior to the Activation
Date?


You may make changes to your Covered Person(s) prior to the Activation Date for specific Life Change Events as defined below by submitting the appropriate Covered Person(s) Change form. Note: Any Covered Person being added must meet the above minimum and maximum age requirements.



     o MARRIAGE - If there is one Covered Person, you may add your spouse as the second Covered Person;



     o DIVORCE - If there are two Covered Persons, you may remove one of the Covered Persons as a result of divorce;



     o DEATH - Upon the death of one of the Covered Persons, you may remove the deceased Covered Person.


WHAT ARE THE ALLOWABLE CHANGES TO COVERED PERSON(S) ON THE ACTIVATION DATE?


    NUMBER OF OWNERS AND        ALLOWED CHANGES TO COVERED PERSON(S)
      COVERED PERSONS                  ON THE ACTIVATION DATE
  Single Owned Contract &      Add Spouse as the second Covered Person
      One Covered Person
  Single Owned Contract &        Remove or Change the second Covered
   Two Covered Persons(1)        Person who is not the Single Owner
 Jointly Owned Contract &       Add Joint Owner as the second Covered
      One Covered Person                       Person
 Jointly Owned Contract &      Remove or Change either Covered Person
   Two Covered Persons(1)

(1) You must keep at least one of the original Covered Person(s) if requesting to remove or change either Covered Person. Note: If a second Covered Person or if one of the original Covered Person(s) is changed, Covered Person(s) must meet the above minimum and maximum age requirements.


Your Lifetime Income will change as a result of removing or adding a Covered Person(s).



IF I OWN A QUALIFIED CONTRACT, HOW DO REQUIRED MINIMUM DISTRIBUTIONS IMPACT MY LIVING BENEFIT?


PRIOR TO THE ACTIVATION DATE, Required Minimum Distributions ("RMD") will proportionately reduce the Income Base, Income Credit Base, if applicable, and the Purchase Payments used to calculate the Minimum Income Base.

ON OR AFTER THE ACTIVATION DATE, as the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS FLEX?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY FLEX?"ABOVE.

ANY WITHDRAWAL TAKEN BEFORE YOU ACTIVATE LIFETIME INCOME (INCLUDING RMDS) WILL RESULT IN A REDUCTION OF THE AMOUNT OF FUTURE WITHDRAWALS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT (MAWA).

We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR



                                       42




ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Plus Flex and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person and if the contract value is greater than zero?


PRIOR TO THE ACTIVATION DATE, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:


     1. Make a death claim, which terminates the Living Benefit and the contract; or



     2. Continue the contract and the Living Benefit as a new single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.


If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:


     1. Make a death claim, which terminates the Living Benefit and the contract; or



     2. Continue the contract and the Living Benefit as the current single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.


ON OR AFTER THE ACTIVATION DATE, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:


     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2.   Continue the contract, without the Living Benefit.


If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:


     1. Make a death claim, which terminates the Living Benefit and the contract; or



     2. Continue the contract with the current Maximum Annual Withdrawal Amount and Protected Income Payment.

Note: At any time, if, the contract value goes to zero due to a withdrawal, the Spousal Beneficiary cannot continue the contract.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons and if the contract value is greater than zero?


PRIOR TO THE ACTIVATION DATE, upon death of the first of the two Covered Persons, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:


     1. Make a death claim, which terminates the Living Benefit and the contract; or



     2. Continue the contract as a single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.

Note: Prior to the Activation Date, if the contract value goes to zero due to a withdrawal, the Living Benefit and the contract terminate, and the Spousal Beneficiary cannot continue the contract.

ON OR AFTER THE ACTIVATION DATE, upon the first of the two Covered Person's death, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:



     1. Make a death claim, which terminates the Living Benefit and the contract; or



     2. Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.

Note: On or after the Activation Date, if the contract value goes to zero due to: a) a withdrawal taken within the parameters of the Living Benefit, the Spousal Beneficiary can continue the Living Benefit as the surviving Covered Person with the current Protected Income Payment for their



                                       43




lifetime or b) an Excess Withdrawal, the Living Benefit and contract will terminate, and the Spousal Beneficiary cannot continue the contract.

The components of the Living Benefit in effect at the time of Spousal Continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person on the Activation Date. If Lifetime Income was not activated prior to the Spousal Continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person on the Activation Date. PLEASE SEE "HOW DOES POLARIS INCOME PLUS FLEX WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY FLEX WORK?" ABOVE.

FOR POLARIS INCOME PLUS FLEX ONLY

If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Higher Anniversary Values or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if Lifetime Income was not activated during the first 12 Benefit Years following the Benefit Effective Date.

FOR POLARIS INCOME PLUS DAILY FLEX ONLY


If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Income Base period if Lifetime Income was not activated during the Minimum Income Base period. On or after the Activation Date, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.


What happens to my Living Benefit upon the Latest Annuity Date?


On the Latest Annuity Date, if the contract value is greater than zero, You must select one of the following options:

     1.   Annuitize by selecting from choices a. or b. below:



          a. elect to begin one of the Annuity Income Payment Options set forth in Your Contract. If you choose this option, We will apply the contract value to provide annuity income payments under the contract's annuity provisions as described under ANNUITY INCOME OPTIONS; or



          b. elect to receive Lifetime Income under Your Living Benefit option by means of an Annuitization while any of the last named Covered Person(s) is living. If You have already activated Lifetime Income under the Living Benefit, You will continue to receive Lifetime Income by means of an Annuitization as described below. If you have not yet activated Lifetime Income, you may activate Lifetime Income by means of an Annuitization as described under ANNUITY INCOME OPTIONS; or

     2.   Fully surrender your Contract

Note: Under 1b) upon annuitization you will receive the applicable Maximum Annual Withdrawal Amount for a fixed period while you are alive. The fixed period is determined by dividing the contract value as of the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by then applicable Protected Income Payment Percentage, paid until the death(s) of all Covered Person(s). The amount of each such payment will equal the Protected Income Payment amount divided according to the payment frequency you selected.

An election under option 1 above converts Your contract value or Lifetime Income amount to an Annuitization payable through a series of payments as described above. Once the selected Annuitization begins, all other benefits under Your Contract, will be terminated, transfers may no longer be made, a death benefit is no longer payable, and the Living Benefit Fee will no longer be deducted. If You do not select an option listed above by the Latest Annuity Date, We will automatically begin making Lifetime Income payments, which would equal to the Maximum Annual Withdrawal Amount as long as the contract value is greater than zero, or the Protected Income Payment if the contract value goes to zero, in accordance with option 1b) above, divided equally and paid on a monthly frequency until the death(s) of all of the last named Covered Person(s).



Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or


                                       44



after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.



What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus Flex or Polaris Income Plus Daily Flex?


Amounts allocated to the Secure Value Account will be automatically transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE APPENDIX E -STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?


The Living Benefit and Lifetime Income will automatically be cancelled upon the occurrence of one of the following:


      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or


      (iv) Any withdrawal prior to the Activation Date that reduces the Contract Value to zero; or



      (v) On or after the Activation Date, any Excess Withdrawal that reduces the contract value and Income Base to zero; or


      (vi) Death of the Covered Person, if only one is elected after Lifetime Income has been activated; or, if two Covered Persons are elected, death of the surviving Covered Person; or


      (vii) A change that removes all of the original Covered Persons from the contract; or

      (viii)     A Change of the Owner or Assignment; or

      (ix)       You elect to cancel Your Living Benefit.


If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

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                                 DEATH BENEFITS
--------------------------------------------------------------------------------
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You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay a death benefit if:


     o     your contract value is reduced to zero; or

     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.


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We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.


                                   PAYABLE UPON
           OWNER                     DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant

BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.

     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.

     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.

     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.

     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or

     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     (3) A written statement by a medical doctor who attended the deceased at the time of death.

When Death Benefits are Calculated


     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.

If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.

If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or

     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or

     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX G FOR DETAILS REGARDING THOSE FEATURES.



BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


                                       46



EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The Extended Legacy Program may not be elected in conjunction with any other settlement option.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:

     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.

     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.

     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.

     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.

We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:

     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.

Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.


Restrictions on Extended Legacy Program

     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.

     o Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.

     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.

     o The contract may not be assigned and ownership may not be changed or jointly owned.

     o Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.


Expenses

We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.


Investment Options

     o     The Beneficiary may transfer funds among the available Variable
           Portfolios;

     o Variable Portfolios may differ from those available to the original Owner; and

     o Variable Portfolios may be of a different share class subject to higher 12b-1 fees.


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company.

     o The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.

     o The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.

     o Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

     o Upon your death, your designated Beneficiary will receive the Contract Value death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:

     o     Inherited Account and Required Minimum Distribution Election Form;
           AND

     o     New contract application


                                       47



Restrictions on Inherited Account Program


     o No Purchase Payments are permitted after the contract has been issued.

     o Optional Living Benefits cannot be elected under the Inherited Account Program.

     o The contract may not be assigned and ownership may not be changed or jointly owned.


Expenses

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.


Investment Options

All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a living benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. Any withdrawal taken PRIOR TO THE ACTIVATION DATE reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken ON OR AFTER THE ACTIVATION DATE reduces the death benefit as follows:

     o If cumulative Lifetime Income withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each Lifetime Income withdrawal.

     o If cumulative Lifetime Income withdrawals for the current contract year are taken prior to your 81st birthday and are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount (Excess Withdrawal) by the percentage by which the Excess Withdrawal reduced the resulting contract value.

     o Any Lifetime Income withdrawal taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which each Lifetime Income withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

Please note: The death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS FOR MORE INFORMATION ON PURCHASE PAYMENT RESTRICTIONS.


DEATH BENEFIT OPTIONS


CONTRACT VALUE DEATH BENEFIT

The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation.

The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the living benefits described above.

Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please note that not all Death Benefit options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT

For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and


                                       48



your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

The Maximum Anniversary death benefit may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:

     o Generally, the contract, its benefits and elected features, if any, remain the same.

     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.

     o Continuing Spouse may not terminate the Return of Purchase Payment or the Maximum Anniversary Value death benefit if elected at contract issue.

     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.


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Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.

We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.

We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.


The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE APPENDIX B
- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.


PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee


Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES........ 1.15%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.


WITHDRAWAL CHARGES


The contract provides a penalty-free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty-free withdrawal amount and/or if you fully surrender your contract.



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Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for seven complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


WITHDRAWAL CHARGE SCHEDULE


YEARS SINCE PURCHASE PAYMENT RECEIPT     1    2    3    4    5    6    7   8+
 WITHDRAWAL CHARGE                     8%   7%   6%   5%   4%   3%   2%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Funds. If you invest in a Master Fund, as identified under INVESTMENT OPTIONS above, the Accumulation Unit value will also reflect the investment management fee and other expenses of the corresponding Master Fund.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.


There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, and Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


PLEASE SEE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.



TRANSFER FEE


After 15 Transfers..... $25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.

In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.



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OPTIONAL LIVING BENEFIT FEES

The living benefit fees will be calculated as a percentage of the Income Base for all years in which the living benefits are in effect. The living benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the living benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.



POLARIS INCOME PLUS FLEX FEE
POLARIS INCOME PLUS DAILY FLEX FEE




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.25%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%



* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.


If you change your Income Option election on the Activation Date, a one-time annualized fee applies. The fee is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Activation Date:



 LIFETIME INCOME OPTION CHANGE FEE    0.25%



The fee is deducted quarterly, and the quarterly fee rate is 0.0625% (0.25%/4).
   The sum of the living benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.


The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.


Any fee adjustment is based on a non-discretionary formula tied to the VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX FEE.

PLEASE SEE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE.



RETURN OF PURCHASE PAYMENT DEATH BENEFIT FEE

If you elect the Return of Purchase Payment death benefit, the annualized fee is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

If you elect the Maximum Anniversary Value death benefit, the fee is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.



INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active;


                                       52



purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.20% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2018 in the Statement of Additional Information which is available upon request.

NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing


                                       53



arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be


                                       54



annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?


If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether taking annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.



ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these


                                       55



contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.


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     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)

     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.

Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


                                       57



Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


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Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or

    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.


REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a


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result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.


WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


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20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.


QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.


DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any


                                       61



Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.


American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk


                                       62



mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.


                                       63



You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS


We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of administrative and technical controls and other preventative actions to reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2019, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



                                       64

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       65

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--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL          FISCAL
                                                                                       YEAR            YEAR
                                                                   INCEPTION TO       ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10        12/31/11
================================================================= ============== =============== ===============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$6.607      (a)$8.523       (a)$9.275
                                                                  (b)$6.606      (b)$8.443       (b)$9.089
 Ending AUV...................................................... (a)$8.523      (a)$9.275       (a)$9.014
                                                                   (b)$8.443        (b)$9.089       (b)$8.772
 Ending Number of AUs............................................ (a)143,175     (a)305,497      (a)583,043
                                                                  (b)16          (b)15           (b)13,720

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.300        (a)$9.454      (a)$10.514
                                                                   (b)$7.298        (b)$9.378      (b)$10.363
 Ending AUV......................................................  (a)$9.454       (a)$10.514      (a)$10.625
                                                                   (b)$9.378       (b)$10.363      (b)$10.405
 Ending Number of AUs............................................ (a)39,082      (a)587,958      (a)1,614,375
                                                                  (b)2,742       (b)5,099        (b)35,105

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A          (a)N/A
                                                                  (b)N/A         (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A          (a)N/A
                                                                  (b)N/A         (b)N/A          (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A          (a)N/A
                                                                  (b)N/A         (b)N/A          (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.461       (a)$10.054      (a)$11.863
                                                                   (b)$7.459        (b)$9.982      (b)$11.658
 Ending AUV...................................................... (a)$10.054       (a)$11.863      (a)$10.961
                                                                   (b)$9.982       (b)$11.658      (b)$10.623
 Ending Number of AUs............................................ (a)4,003       (a)54,048       (a)132,872
                                                                  (b)3,929       (b)9            (b)4,937

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.362        (a)$8.362       (a)$9.549
                                                                   (b)$6.360        (b)$8.311       (b)$9.430
 Ending AUV......................................................  (a)$8.362        (a)$9.549       (a)$9.227
                                                                   (b)$8.311        (b)$9.430       (b)$9.053
 Ending Number of AUs............................................ (a)149,295     (a)1,361,769    (a)3,289,778
                                                                  (b)21,196      (b)44,446       (b)82,099

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.868        (a)$8.977       (a)$9.941
                                                                   (b)$6.866        (b)$8.920       (b)$9.814
 Ending AUV......................................................  (a)$8.977        (a)$9.941       (a)$9.590
                                                                   (b)$8.920        (b)$9.814       (b)$9.406
 Ending Number of AUs............................................ (a)159,241     (a)1,543,848    (a)3,878,109
                                                                  (b)18,694      (b)69,419       (b)110,493

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.314        (a)$7.910       (a)$9.167
                                                                   (b)$6.313        (b)$7.867       (b)$9.058
 Ending AUV......................................................  (a)$7.910        (a)$9.167       (a)$8.498
                                                                   (b)$7.867        (b)$9.058       (b)$8.343
 Ending Number of AUs............................................ (a)88,350      (a)677,384      (a)1,866,796
                                                                  (b)5,286       (b)18,975       (b)50,607

------------------------------------------------------------------



                                                                       FISCAL            FISCAL            FISCAL
                                                                        YEAR              YEAR              YEAR
                                                                        ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/12          12/31/13          12/31/14
================================================================= ================ ================= =================
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$9.014        (a)$10.261        (a)$12.538
                                                                  (b)$8.772        (b)$9.922         (b)$12.044
 Ending AUV...................................................... (a)$10.261       (a)$12.538        (a)$12.728
                                                                      (b)$9.922        (b)$12.044        (b)$12.148
 Ending Number of AUs............................................ (a)555,601       (a)617,081        (a)755,589
                                                                  (b)13,350        (b)17,141         (b)14,720

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$10.625        (a)$11.815        (a)$13.289
                                                                     (b)$10.405        (b)$11.494        (b)$12.845
 Ending AUV......................................................    (a)$11.815        (a)$13.289        (a)$13.723
                                                                     (b)$11.494        (b)$12.845        (b)$13.179
 Ending Number of AUs............................................ (a)2,098,825     (a)2,132,029      (a)2,363,425
                                                                  (b)29,071        (b)32,331         (b)26,318

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$10.961        (a)$12.269        (a)$16.931
                                                                     (b)$10.623        (b)$11.813        (b)$16.035
 Ending AUV......................................................    (a)$12.269        (a)$16.931        (a)$18.078
                                                                     (b)$11.813        (b)$16.035        (b)$17.010
 Ending Number of AUs............................................ (a)123,702       (a)109,309        (a)114,164
                                                                  (b)623           (b)0              (b)0

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$9.227        (a)$10.832        (a)$14.505
                                                                      (b)$9.053        (b)$10.558        (b)$14.047
 Ending AUV......................................................    (a)$10.832        (a)$14.505        (a)$15.620
                                                                     (b)$10.558        (b)$14.047        (b)$15.029
 Ending Number of AUs............................................ (a)3,527,130     (a)3,272,884      (a)3,241,381
                                                                  (b)92,931        (b)85,731         (b)78,531

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$9.590        (a)$10.824        (a)$14.294
                                                                      (b)$9.406        (b)$10.548        (b)$13.839
 Ending AUV......................................................    (a)$10.824        (a)$14.294        (a)$15.515
                                                                     (b)$10.548        (b)$13.839        (b)$14.924
 Ending Number of AUs............................................ (a)4,391,782     (a)3,990,342      (a)3,854,008
                                                                  (b)110,609       (b)102,557        (b)96,992

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$8.498         (a)$9.402        (a)$12.613
                                                                      (b)$8.343         (b)$9.171        (b)$12.223
 Ending AUV......................................................     (a)$9.402        (a)$12.613        (a)$13.403
                                                                      (b)$9.171        (b)$12.223        (b)$12.905
 Ending Number of AUs............................................ (a)2,173,904     (a)1,888,694      (a)1,734,729
                                                                  (b)53,403        (b)46,751         (b)41,253

------------------------------------------------------------------



                                                                        FISCAL            FISCAL           FISCAL
                                                                         YEAR              YEAR             YEAR
                                                                        ENDED             ENDED            ENDED
VARIABLE PORTFOLIOS                                                    12/31/15          12/31/16         12/31/17
================================================================= ================= ================= ===============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.728        (a)$11.783        (a)$13.165
                                                                  (b)$12.148        (b)$11.173        (b)$12.403
 Ending AUV...................................................... (a)$11.783        (a)$13.165        (a)$10.813
                                                                      (b)$11.173        (b)$12.403      (b)$10.773
 Ending Number of AUs............................................ (a)616,339        (a)551,897        (a)15
                                                                  (b)14,317         (b)13,132         (b)14

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$13.723        (a)$12.590      (a)$14.171
                                                                      (b)$13.179        (b)$12.012      (b)$13.433
 Ending AUV......................................................     (a)$12.590        (a)$14.171      (a)$15.566
                                                                      (b)$12.012        (b)$13.433      (b)$14.449
 Ending Number of AUs............................................ (a)2,356,364      (a)2,253,529      (a)0
                                                                  (b)27,764         (b)25,803         (b)21,232

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A            (a)N/A               (a)$9.917
                                                                  (b)N/A            (b)N/A               (b)$9.875
 Ending AUV...................................................... (a)N/A                 (a)$9.917       (a)$9.863
                                                                  (b)N/A                 (b)$9.875       (b)$9.733
 Ending Number of AUs............................................ (a)N/A            (a)3,170,077      (a)274,196
                                                                  (b)N/A            (b)160,945        (b)0

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$18.078        (a)$18.692      (a)$18.823
                                                                      (b)$17.010        (b)$17.474      (b)$17.483
 Ending AUV......................................................     (a)$18.692        (a)$18.823      (a)$24.145
                                                                      (b)$17.474        (b)$17.483      (b)$21.781
 Ending Number of AUs............................................ (a)95,315         (a)106,404        (a)0
                                                                  (b)0              (b)2,118          (b)2,118

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$15.620        (a)$14.464      (a)$16.703
                                                                      (b)$15.029        (b)$13.826      (b)$15.863
 Ending AUV......................................................     (a)$14.464        (a)$16.703      (a)$19.826
                                                                      (b)$13.826        (b)$15.863      (b)$18.292
 Ending Number of AUs............................................ (a)3,343,626      (a)3,215,414      (a)0
                                                                  (b)72,075         (b)63,316         (b)55,575

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$15.515        (a)$14.807      (a)$17.456
                                                                      (b)$14.924        (b)$14.151      (b)$16.575
 Ending AUV......................................................     (a)$14.807        (a)$17.456      (a)$20.108
                                                                      (b)$14.151        (b)$16.575      (b)$18.538
 Ending Number of AUs............................................ (a)3,840,233      (a)3,636,060      (a)0
                                                                  (b)93,976         (b)82,413         (b)65,944

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$13.403        (a)$12.851      (a)$14.857
                                                                      (b)$12.905        (b)$12.293      (b)$14.120
 Ending AUV......................................................     (a)$12.851        (a)$14.857      (a)$17.073
                                                                      (b)$12.293        (b)$14.120      (b)$15.701
 Ending Number of AUs............................................ (a)1,615,549      (a)1,403,219      (a)0
                                                                  (b)42,200         (b)37,910         (b)35,001

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND)
- FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.813
                                                                  (b)$10.773
 Ending AUV...................................................... (a)$13.204
                                                                     (b)$12.651
 Ending Number of AUs............................................ (a)14,524
                                                                  (b)265,926

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$15.566
                                                                     (b)$14.449
 Ending AUV......................................................    (a)$14.725
                                                                     (b)$14.134
 Ending Number of AUs............................................ (a)13,532
                                                                  (b)1,183,355

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV...................................................     (a)$9.863
                                                                      (b)$9.733
 Ending AUV......................................................     (a)$9.894
                                                                      (b)$9.789
 Ending Number of AUs............................................ (a)499,593
                                                                  (b)380,495

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$24.145
                                                                     (b)$21.781
 Ending AUV......................................................    (a)$22.939
                                                                     (b)$21.837
 Ending Number of AUs............................................ (a)778
                                                                  (b)87,823

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$19.826
                                                                     (b)$18.292
 Ending AUV......................................................    (a)$17.174
                                                                     (b)$16.353
 Ending Number of AUs............................................ (a)14,851
                                                                  (b)1,026,902

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$20.108
                                                                     (b)$18.538
 Ending AUV......................................................    (a)$17.175
                                                                     (b)$16.349
 Ending Number of AUs............................................ (a)11,057
                                                                  (b)1,308,958

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$17.073
                                                                     (b)$15.701
 Ending AUV......................................................    (a)$15.503
                                                                     (b)$14.719
 Ending Number of AUs............................................ (a)1,568
                                                                  (b)521,620

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.466      (a)$9.759       (a)$10.592
                                                                   (b)$7.464      (b)$9.664       (b)$10.374
 Ending AUV......................................................  (a)$9.759     (a)$10.592       (a)$10.189
                                                                   (b)$9.664     (b)$10.374        (b)$9.892
 Ending Number of AUs............................................ (a)4,893       (a)31,223        (a)110,822
                                                                  (b)14          (b)14            (b)940

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.372      (a)$9.864       (a)$12.222
                                                                   (b)$7.371      (b)$9.800       (b)$12.063
 Ending AUV......................................................  (a)$9.864     (a)$12.222       (a)$11.073
                                                                   (b)$9.800     (b)$12.063       (b)$10.858
 Ending Number of AUs............................................ (a)149,907     (a)1,412,358     (a)3,884,706
                                                                  (b)16,288      (b)44,449        (b)96,712

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.759       (a)$11.481
                                                                  (b)N/A         (b)$10.548       (b)$11.180
 Ending AUV...................................................... (a)N/A         (a)$11.481       (a)$11.385
                                                                  (b)N/A         (b)$11.180       (b)$11.014
 Ending Number of AUs............................................ (a)N/A         (a)735,665       (a)2,126,800
                                                                  (b)N/A         (b)8,184         (b)20,339

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.215       (a)$11.173
                                                                  (b)N/A         (b)$10.016       (b)$10.874
 Ending AUV...................................................... (a)N/A         (a)$11.173       (a)$10.301
                                                                  (b)N/A         (b)$10.874        (b)$9.960
 Ending Number of AUs............................................ (a)N/A         (a)46,920        (a)226,663
                                                                  (b)N/A         (b)6,992         (b)45,099

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.303       (a)$11.155
                                                                  (b)N/A         (b)$10.100       (b)$10.863
 Ending AUV...................................................... (a)N/A         (a)$11.155       (a)$10.620
                                                                  (b)N/A         (b)$10.863       (b)$10.275
 Ending Number of AUs............................................ (a)N/A         (a)874,350       (a)2,789,887
                                                                  (b)N/A         (b)82,764        (b)108,968

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.617       (a)$11.425
                                                                  (b)N/A         (b)$10.410       (b)$11.133
 Ending AUV...................................................... (a)N/A         (a)$11.425       (a)$11.063
                                                                  (b)N/A         (b)$11.133       (b)$10.710
 Ending Number of AUs............................................ (a)N/A         (a)790,445       (a)2,921,500
                                                                  (b)N/A         (b)15,089        (b)36,886

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.675      (a)$9.248       (a)$10.223
                                                                   (b)$7.673      (b)$9.139       (b)$10.026
 Ending AUV......................................................  (a)$9.248     (a)$10.223       (a)$10.190
                                                                   (b)$9.139     (b)$10.026        (b)$9.929
 Ending Number of AUs............................................ (a)18,473      (a)661,124       (a)1,396,870
                                                                  (b)13          (b)17,259        (b)46,165

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.598     (a)$10.333       (a)$11.362
                                                                   (b)$7.597     (b)$10.269       (b)$11.219
 Ending AUV...................................................... (a)$10.333     (a)$11.362       (a)$10.190
                                                                  (b)$10.269     (b)$11.219        (b)$9.996
 Ending Number of AUs............................................ (a)214,389     (a)2,106,282     (a)5,656,679
                                                                  (b)23,265      (b)75,062        (b)141,456

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.189       (a)$11.698       (a)$15.831
                                                                   (b)$9.892       (b)$11.283       (b)$15.172
 Ending AUV...................................................... (a)$11.698       (a)$15.831       (a)$17.796
                                                                  (b)$11.283       (b)$15.172       (b)$16.944
 Ending Number of AUs............................................ (a)216,259       (a)193,980       (a)223,689
                                                                  (b)2,696         (b)2,766         (b)6,919

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.073       (a)$12.930       (a)$17.544
                                                                  (b)$10.858       (b)$12.597       (b)$16.982
 Ending AUV...................................................... (a)$12.930       (a)$17.544       (a)$18.852
                                                                  (b)$12.597       (b)$16.982       (b)$18.129
 Ending Number of AUs............................................ (a)4,290,770     (a)3,783,732     (a)3,499,705
                                                                  (b)103,332       (b)86,267        (b)77,530

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.385       (a)$12.441       (a)$13.691
                                                                  (b)$11.014       (b)$11.958       (b)$13.074
 Ending AUV...................................................... (a)$12.441       (a)$13.691       (a)$14.233
                                                                  (b)$11.958       (b)$13.074       (b)$13.504
 Ending Number of AUs............................................ (a)2,873,463     (a)2,837,507     (a)2,846,362
                                                                  (b)42,531        (b)44,150        (b)38,031

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$10.301       (a)$11.679       (a)$14.260
                                                                   (b)$9.960       (b)$11.220       (b)$13.610
 Ending AUV...................................................... (a)$11.679       (a)$14.260       (a)$14.812
                                                                  (b)$11.220       (b)$13.610       (b)$14.045
 Ending Number of AUs............................................ (a)225,686       (a)301,330       (a)349,567
                                                                  (b)39,944        (b)39,937        (b)43,889

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$10.620       (a)$11.834       (a)$13.702
                                                                  (b)$10.275       (b)$11.375       (b)$13.086
 Ending AUV...................................................... (a)$11.834       (a)$13.702       (a)$14.222
                                                                  (b)$11.375       (b)$13.086       (b)$13.494
 Ending Number of AUs............................................ (a)3,053,471     (a)3,290,803     (a)3,191,803
                                                                  (b)90,817        (b)76,316        (b)64,669

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.063       (a)$12.205       (a)$13.785
                                                                  (b)$10.710       (b)$11.739       (b)$13.174
 Ending AUV...................................................... (a)$12.205       (a)$13.785       (a)$14.323
                                                                  (b)$11.739       (b)$13.174       (b)$13.598
 Ending Number of AUs............................................ (a)3,693,297     (a)3,716,208     (a)3,864,912
                                                                  (b)56,257        (b)54,571        (b)63,426

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.190       (a)$11.646       (a)$14.182
                                                                   (b)$9.929       (b)$11.273       (b)$13.639
 Ending AUV...................................................... (a)$11.646       (a)$14.182       (a)$14.709
                                                                  (b)$11.273       (b)$13.639       (b)$14.055
 Ending Number of AUs............................................ (a)1,539,848     (a)1,712,107     (a)2,080,670
                                                                  (b)41,821        (b)39,774        (b)43,590

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.190       (a)$12.294       (a)$15.635
                                                                   (b)$9.996       (b)$11.983       (b)$15.141
 Ending AUV...................................................... (a)$12.294       (a)$15.635       (a)$15.737
                                                                  (b)$11.983       (b)$15.141       (b)$15.140
 Ending Number of AUs............................................ (a)5,825,024     (a)5,411,595     (a)5,344,542
                                                                  (b)137,526       (b)123,774       (b)115,537

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16         12/31/17
================================================================= ================ ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.796       (a)$19.495       (a)$19.736
                                                                  (b)$16.944       (b)$18.442       (b)$18.549
 Ending AUV...................................................... (a)$19.495       (a)$19.736       (a)$26.179
                                                                  (b)$18.442       (b)$18.549       (b)$23.954
 Ending Number of AUs............................................ (a)351,582       (a)368,391       (a)3,274
                                                                  (b)9,013         (b)6,998         (b)2,690

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$18.852       (a)$17.478       (a)$21.506
                                                                  (b)$18.129       (b)$16.700       (b)$20.415
 Ending AUV...................................................... (a)$17.478       (a)$21.506       (a)$24.499
                                                                  (b)$16.700       (b)$20.415       (b)$22.584
 Ending Number of AUs............................................ (a)3,520,275     (a)2,976,295     (a)2,802
                                                                  (b)77,139        (b)66,961        (b)57,709

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.233       (a)$13.862       (a)$14.400
                                                                  (b)$13.504       (b)$13.067       (b)$13.486
 Ending AUV...................................................... (a)$13.862       (a)$14.400       (a)$16.114
                                                                  (b)$13.067       (b)$13.486       (b)$14.618
 Ending Number of AUs............................................ (a)2,717,493     (a)2,722,154     (a)83,258
                                                                  (b)34,301        (b)29,394        (b)29,183

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.812       (a)$14.347       (a)$14.976
                                                                  (b)$14.045       (b)$13.516       (b)$14.018
 Ending AUV...................................................... (a)$14.347       (a)$14.976       (a)$17.883
                                                                  (b)$13.516       (b)$14.018       (b)$16.198
 Ending Number of AUs............................................ (a)387,275       (a)428,575       (a)323,529
                                                                  (b)22,807        (b)19,953        (b)20,578

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.222       (a)$13.794       (a)$14.386
                                                                  (b)$13.494       (b)$13.003       (b)$13.474
 Ending AUV...................................................... (a)$13.794       (a)$14.386       (a)$16.798
                                                                  (b)$13.003       (b)$13.474       (b)$15.216
 Ending Number of AUs............................................ (a)3,200,426     (a)3,156,859     (a)217,989
                                                                  (b)64,394        (b)29,480        (b)29,177

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.323       (a)$13.906       (a)$14.492
                                                                  (b)$13.598       (b)$13.118       (b)$13.582
 Ending AUV...................................................... (a)$13.906       (a)$14.492       (a)$16.655
                                                                  (b)$13.118       (b)$13.582       (b)$15.090
 Ending Number of AUs............................................ (a)4,027,290     (a)3,932,398     (a)80,224
                                                                  (b)61,587        (b)52,428        (b)39,410

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.709       (a)$14.677       (a)$15.806
                                                                  (b)$14.055       (b)$13.933       (b)$14.908
 Ending AUV...................................................... (a)$14.677       (a)$15.806       (a)$18.479
                                                                  (b)$13.933       (b)$14.908       (b)$16.944
 Ending Number of AUs............................................ (a)2,169,289     (a)3,716,504     (a)2,875,079
                                                                  (b)42,233        (b)39,509        (b)36,931

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.737       (a)$16.568       (a)$16.410
                                                                  (b)$15.140       (b)$15.837       (b)$15.585
 Ending AUV...................................................... (a)$16.568       (a)$16.410       (a)$21.726
                                                                  (b)$15.837       (b)$15.585       (b)$20.038
 Ending Number of AUs............................................ (a)4,916,395     (a)4,962,950     (a)1,242
                                                                  (b)100,942       (b)95,711        (b)81,342

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$26.179
                                                                  (b)$23.954
 Ending AUV...................................................... (a)$26.411
                                                                  (b)$25.139
 Ending Number of AUs............................................ (a)18,161
                                                                  (b)522,377

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$24.499
                                                                  (b)$22.584
 Ending AUV...................................................... (a)$20.507
                                                                  (b)$19.528
 Ending Number of AUs............................................ (a)18,969
                                                                  (b)1,097,382

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$16.114
                                                                  (b)$14.618
 Ending AUV...................................................... (a)$15.300
                                                                  (b)$14.555
 Ending Number of AUs............................................ (a)222,603
                                                                  (b)759,011

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$17.883
                                                                  (b)$16.198
 Ending AUV...................................................... (a)$16.405
                                                                  (b)$15.578
 Ending Number of AUs............................................ (a)1,055,651
                                                                  (b)900,635

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$16.798
                                                                  (b)$15.216
 Ending AUV...................................................... (a)$15.620
                                                                  (b)$14.836
 Ending Number of AUs............................................ (a)467,306
                                                                  (b)1,450,325

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$16.655
                                                                  (b)$15.090
 Ending AUV...................................................... (a)$15.647
                                                                  (b)$14.863
 Ending Number of AUs............................................ (a)254,860
                                                                  (b)994,244

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$18.479
                                                                  (b)$16.944
 Ending AUV...................................................... (a)$17.375
                                                                  (b)$16.548
 Ending Number of AUs............................................ (a)6,990,627
                                                                  (b)2,887,755

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$21.726
                                                                  (b)$20.038
 Ending AUV...................................................... (a)$19.484
                                                                  (b)$18.552
 Ending Number of AUs............................................ (a)34,417
                                                                  (b)1,752,272

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.814      (a)$8.806       (a)$10.285
                                                                   (b)$6.812      (b)$8.754       (b)$10.158
 Ending AUV......................................................  (a)$8.806     (a)$10.285        (a)$9.688
                                                                   (b)$8.754     (b)$10.158        (b)$9.506
 Ending Number of AUs............................................ (a)157,882     (a)1,025,186     (a)2,542,152
                                                                  (b)28,050      (b)100,608       (b)119,281

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.835      (a)$8.697        (a)$9.535
                                                                   (b)$6.833      (b)$8.645        (b)$9.417
 Ending AUV......................................................  (a)$8.697      (a)$9.535        (a)$9.210
                                                                   (b)$8.645      (b)$9.417        (b)$9.037
 Ending Number of AUs............................................ (a)53,285      (a)525,164       (a)1,586,603
                                                                  (b)19,758      (b)76,473        (b)106,740

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3
Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.007      (a)$9.129       (a)$10.810
                                                                   (b)$7.005      (b)$9.016       (b)$10.607
 Ending AUV......................................................  (a)$9.129     (a)$10.810       (a)$10.071
                                                                   (b)$9.016     (b)$10.607        (b)$9.818
 Ending Number of AUs............................................ (a)5,859       (a)38,025        (a)89,024
                                                                  (b)4,057       (b)10,626        (b)23,249

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.245     (a)$10.152        (a)$9.972
                                                                  (b)$10.243     (b)$10.044        (b)$9.795
 Ending AUV...................................................... (a)$10.152      (a)$9.972        (a)$9.792
                                                                  (b)$10.044      (b)$9.795        (b)$9.556
 Ending Number of AUs............................................ (a)9,286       (a)474,885       (a)935,815
                                                                  (b)336         (b)13,392        (b)50,029

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.124      (a)$9.108       (a)$10.471
                                                                   (b)$7.122      (b)$9.020       (b)$10.301
 Ending AUV......................................................  (a)$9.108     (a)$10.471       (a)$11.617
                                                                   (b)$9.020     (b)$10.301       (b)$11.355
 Ending Number of AUs............................................ (a)18          (a)138,384       (a)326,655
                                                                  (b)5,714       (b)6,910         (b)11,160

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.688       (a)$11.241       (a)$14.397
                                                                   (b)$9.506       (b)$10.959       (b)$13.945
 Ending AUV...................................................... (a)$11.241       (a)$14.397       (a)$15.375
                                                                  (b)$10.959       (b)$13.945       (b)$14.796
 Ending Number of AUs............................................ (a)2,857,660     (a)2,782,317     (a)2,814,911
                                                                  (b)118,767       (b)117,577       (b)111,623

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.210       (a)$10.651       (a)$13.994
                                                                   (b)$9.037       (b)$10.383       (b)$13.554
 Ending AUV...................................................... (a)$10.651       (a)$13.994       (a)$15.233
                                                                  (b)$10.383       (b)$13.554       (b)$14.659
 Ending Number of AUs............................................ (a)1,910,263     (a)1,923,687     (a)2,076,204
                                                                  (b)110,346       (b)110,818       (b)96,165

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3
Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$10.000       (a)$10.062       (a)$11.936
                                                                   (b)$9.999       (b)$10.037       (b)$11.806
 Ending AUV...................................................... (a)$10.062       (a)$11.936       (a)$12.099
                                                                  (b)$10.037       (b)$11.806       (b)$11.891
 Ending Number of AUs............................................ (a)210,471       (a)3,372,087     (a)8,753,196
                                                                  (b)10            (b)574           (b)599

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.071       (a)$10.686       (a)$13.246
                                                                   (b)$9.818       (b)$10.350       (b)$12.746
 Ending AUV...................................................... (a)$10.686       (a)$13.246       (a)$16.282
                                                                  (b)$10.350       (b)$12.746       (b)$15.566
 Ending Number of AUs............................................ (a)133,647       (a)158,135       (a)186,156
                                                                  (b)53,118        (b)80,879        (b)85,571

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.792        (a)$9.617        (a)$9.445
                                                                   (b)$9.556        (b)$9.325        (b)$9.099
 Ending AUV......................................................  (a)$9.617        (a)$9.445        (a)$9.274
                                                                   (b)$9.325        (b)$9.099        (b)$8.876
 Ending Number of AUs............................................ (a)1,359,794     (a)1,852,907     (a)3,100,180
                                                                  (b)38,215        (b)30,271        (b)2,762

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.617       (a)$13.019       (a)$17.514
                                                                  (b)$11.355       (b)$12.643       (b)$16.898
 Ending AUV...................................................... (a)$13.019       (a)$17.514       (a)$19.100
                                                                  (b)$12.643       (b)$16.898       (b)$18.308
 Ending Number of AUs............................................ (a)447,149       (a)656,090       (a)911,674
                                                                  (b)11,950        (b)16,005        (b)17,146

------------------------------------------------------------------



                                                                        FISCAL            FISCAL           FISCAL
                                                                         YEAR              YEAR             YEAR
                                                                        ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/15          12/31/16         12/31/17
================================================================= ================= ================= ================
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.375        (a)$16.169        (a)$17.425
                                                                  (b)$14.796        (b)$15.459        (b)$16.553
 Ending AUV...................................................... (a)$16.169        (a)$17.425        (a)$22.513
                                                                  (b)$15.459        (b)$16.553        (b)$20.770
 Ending Number of AUs............................................ (a)2,716,896      (a)2,621,593      (a)12,127
                                                                  (b)97,410         (b)91,445         (b)54,899

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.233        (a)$15.212        (a)$16.699
                                                                  (b)$14.659        (b)$14.543        (b)$15.862
 Ending AUV...................................................... (a)$15.212        (a)$16.699        (a)$20.584
                                                                  (b)$14.543        (b)$15.862        (b)$18.983
 Ending Number of AUs............................................ (a)2,201,833      (a)2,175,897      (a)8,693
                                                                  (b)84,485         (b)79,908         (b)37,241

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3
Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$12.099        (a)$11.781        (a)$12.443
                                                                  (b)$11.891        (b)$11.503        (b)$12.071
 Ending AUV...................................................... (a)$11.781        (a)$12.443        (a)$14.170
                                                                  (b)$11.503        (b)$12.071        (b)$13.551
 Ending Number of AUs............................................ (a)27,386,799     (a)48,296,906     (a)1,851,361
                                                                  (b)616            (b)22,860         (b)37,672

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)$11.336
                                                                  (b)N/A            (b)N/A            (b)$11.072
 Ending AUV...................................................... (a)N/A            (a)$11.336        (a)$11.961
                                                                  (b)N/A            (b)$11.072        (b)$11.526
 Ending Number of AUs............................................ (a)N/A            (a)254,516        (a)221,285
                                                                  (b)N/A            (b)0              (b)0

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)$10.398
                                                                  (b)N/A            (b)N/A            (b)$10.335
 Ending AUV...................................................... (a)N/A            (a)$10.398        (a)$11.537
                                                                  (b)N/A            (b)$10.335        (b)$11.360
 Ending Number of AUs............................................ (a)N/A            (a)24,320,807     (a)1,754,405
                                                                  (b)N/A            (b)8,280          (b)42,148

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.282        (a)$17.648        (a)$20.302
                                                                  (b)$15.566        (b)$16.763        (b)$19.159
 Ending AUV...................................................... (a)$17.648        (a)$20.302        (a)$27.627
                                                                  (b)$16.763        (b)$19.159        (b)$25.339
 Ending Number of AUs............................................ (a)232,415        (a)207,831        (a)7,152
                                                                  (b)96,262         (b)11,769         (b)10,248

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.274         (a)$9.112         (a)$8.964
                                                                   (b)$8.876         (b)$8.664         (b)$8.468
 Ending AUV......................................................  (a)$9.112         (a)$8.964         (a)$9.096
                                                                   (b)$8.664         (b)$8.468         (b)$8.343
 Ending Number of AUs............................................ (a)4,318,851      (a)4,332,607      (a)75,392
                                                                  (b)13,693         (b)260            (b)776

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$19.100        (a)$19.195        (a)$22.289
                                                                  (b)$18.308        (b)$18.280        (b)$21.090
 Ending AUV...................................................... (a)$19.195        (a)$22.289        (a)$26.513
                                                                  (b)$18.280        (b)$21.090        (b)$24.515
 Ending Number of AUs............................................ (a)782,747        (a)966,222        (a)3,351
                                                                  (b)19,297         (b)19,684         (b)5,335

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$22.513
                                                                  (b)$20.770
 Ending AUV...................................................... (a)$22.138
                                                                  (b)$21.081
 Ending Number of AUs............................................ (a)46,570
                                                                  (b)1,728,534

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$20.584
                                                                  (b)$18.983
 Ending AUV...................................................... (a)$19.930
                                                                  (b)$18.976
 Ending Number of AUs............................................ (a)48,230
                                                                  (b)1,301,806

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED
ASSET ALLOCATION) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$14.170
                                                                  (b)$13.551
 Ending AUV...................................................... (a)$13.288
                                                                  (b)$12.994
 Ending Number of AUs............................................ (a)5,464,372
                                                                  (b)9,624,203

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)$11.961
                                                                  (b)$11.526
 Ending AUV...................................................... (a)$11.351
                                                                  (b)$11.098
 Ending Number of AUs............................................ (a)581,645
                                                                  (b)289,634

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$11.537
                                                                  (b)$11.360
 Ending AUV...................................................... (a)$10.749
                                                                  (b)$10.623
 Ending Number of AUs............................................ (a)3,205,019
                                                                  (b)5,034,088

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$27.627
                                                                  (b)$25.339
 Ending AUV...................................................... (a)$25.031
                                                                  (b)$23.851
 Ending Number of AUs............................................ (a)12,150
                                                                  (b)206,992

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.096
                                                                   (b)$8.343
 Ending AUV......................................................  (a)$9.102
                                                                   (b)$8.662
 Ending Number of AUs............................................ (a)302,158
                                                                  (b)911,257

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$26.513
                                                                  (b)$24.515
 Ending AUV...................................................... (a)$26.063
                                                                  (b)$24.882
 Ending Number of AUs............................................ (a)14,484
                                                                  (b)492,613

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.304     (a)$12.410       (a)$13.559
                                                                  (b)$10.302     (b)$12.322       (b)$13.376
 Ending AUV...................................................... (a)$12.410     (a)$13.559       (a)$14.206
                                                                  (b)$12.322     (b)$13.376       (b)$13.924
 Ending Number of AUs............................................ (a)124,953     (a)1,272,683     (a)3,308,381
                                                                  (b)8,846       (b)26,846        (b)61,324

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$4.808      (a)$6.600        (a)$7.792
                                                                   (b)$4.807      (b)$6.557        (b)$7.690
 Ending AUV......................................................  (a)$6.600      (a)$7.792        (a)$8.297
                                                                   (b)$6.557      (b)$7.690        (b)$8.136
 Ending Number of AUs............................................ (a)142,110     (a)1,094,253     (a)2,567,462
                                                                  (b)12,100      (b)35,629        (b)77,331

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.695      (a)$8.532       (a)$10.652
                                                                   (b)$6.694      (b)$8.476       (b)$10.514
 Ending AUV......................................................  (a)$8.532     (a)$10.652       (a)$10.150
                                                                   (b)$8.476     (b)$10.514        (b)$9.953
 Ending Number of AUs............................................ (a)80,714      (a)839,190       (a)2,192,103
                                                                  (b)12,790      (b)36,913        (b)79,384

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.206       (a)$15.585       (a)$15.560
                                                                  (b)$13.924       (b)$15.175       (b)$15.054
 Ending AUV...................................................... (a)$15.585       (a)$15.560       (a)$16.210
                                                                  (b)$15.175       (b)$15.054       (b)$15.581
 Ending Number of AUs............................................ (a)4,265,515     (a)5,233,488     (a)5,679,166
                                                                  (b)68,923        (b)68,285        (b)63,506

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.297        (a)$9.577        (a)$9.234
                                                                   (b)$8.136        (b)$9.330        (b)$8.937
 Ending AUV......................................................  (a)$9.577        (a)$9.234       (a)$11.799
                                                                   (b)$9.330        (b)$8.937       (b)$11.346
 Ending Number of AUs............................................ (a)2,922,638     (a)3,398,487     (a)2,749,234
                                                                  (b)81,702        (b)83,703        (b)68,993

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.150       (a)$11.779       (a)$15.702
                                                                   (b)$9.953       (b)$11.476       (b)$15.199
 Ending AUV...................................................... (a)$11.779       (a)$15.702       (a)$15.463
                                                                  (b)$11.476       (b)$15.199       (b)$14.871
 Ending Number of AUs............................................ (a)2,398,013     (a)2,115,967     (a)2,149,639
                                                                  (b)75,981        (b)65,347        (b)62,884

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL          FISCAL         FISCAL
                                                                        YEAR             YEAR            YEAR           YEAR
                                                                        ENDED            ENDED          ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16        12/31/17       12/31/18
================================================================= ================ ================ ============= ================
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A         (a)$8.526
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$8.503
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A        (a)1,449
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)26,431

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.210       (a)$15.766       (a)$16.882    (a)$18.134
                                                                  (b)$15.581       (b)$15.056       (b)$16.018    (b)$16.710
 Ending AUV...................................................... (a)$15.766       (a)$16.882       (a)$18.134    (a)$17.377
                                                                  (b)$15.056       (b)$16.018       (b)$16.710    (b)$16.544
 Ending Number of AUs............................................ (a)6,184,756     (a)7,821,133     (a)150,587    (a)249,866
                                                                  (b)59,440        (b)64,551        (b)65,754     (b)1,781,993

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST
  Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.799       (a)$11.829       (a)$12.653    (a)$13.448
                                                                  (b)$11.346       (b)$11.302       (b)$12.010    (b)$12.383
 Ending AUV...................................................... (a)$11.829       (a)$12.653       (a)$13.448    (a)$12.397
                                                                  (b)$11.302       (b)$12.010       (b)$12.383    (b)$11.794
 Ending Number of AUs............................................ (a)2,481,903     (a)2,347,510     (a)6,587      (a)12,668
                                                                  (b)63,209        (b)56,278        (b)58,439     (b)762,113

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)$10.020
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)$10.001
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.020     (a)$9.817
                                                                  (b)N/A           (b)N/A           (b)$10.001     (b)$9.769
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)18,017     (a)84,728
                                                                  (b)N/A           (b)N/A           (b)0          (b)137,983

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3
Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A         (a)$9.920
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$9.902
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.920     (a)$9.839
                                                                  (b)N/A           (b)N/A            (b)$9.902     (b)$9.790
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)5,134      (a)200,483
                                                                  (b)N/A           (b)N/A           (b)0          (b)52,634

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.463       (a)$14.091       (a)$18.159    (a)$20.096
                                                                  (b)$14.871       (b)$13.463       (b)$17.238    (b)$18.520
 Ending AUV...................................................... (a)$14.091       (a)$18.159       (a)$20.096    (a)$17.281
                                                                  (b)$13.463       (b)$17.238       (b)$18.520    (b)$16.444
 Ending Number of AUs............................................ (a)2,207,061     (a)1,793,945     (a)672        (a)1,773
                                                                  (b)62,390        (b)49,998        (b)46,729     (b)710,766

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A         (a)$9.347
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$9.322
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A        (a)323,357
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)156,059

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A         (a)$9.160
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$9.135
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A        (a)500,824
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)78,679

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL         FISCAL
                                                                                      YEAR           YEAR
                                                                   INCEPTION TO      ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10       12/31/11
================================================================= ============== ============= ================
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.942     (a)$12.131    (a)$12.695
                                                                  (b)$10.939     (b)$12.042    (b)$12.520
 Ending AUV...................................................... (a)$12.131     (a)$12.695    (a)$13.218
                                                                  (b)$12.042     (b)$12.520    (b)$12.952
 Ending Number of AUs............................................ (a)68,646      (a)526,421    (a)1,421,192
                                                                  (b)4,399       (b)16,433     (b)29,953

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION
PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.903      (a)$9.524    (a)$11.659
                                                                   (b)$7.902      (b)$9.464    (b)$11.511
 Ending AUV......................................................  (a)$9.524     (a)$11.659    (a)$11.208
                                                                   (b)$9.464     (b)$11.511    (b)$10.993
 Ending Number of AUs............................................ (a)75,611      (a)757,933    (a)1,988,550
                                                                  (b)11,490      (b)30,368     (b)55,361

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$13.218       (a)$13.520       (a)$12.841
                                                                  (b)$12.952       (b)$13.162       (b)$12.420
 Ending AUV...................................................... (a)$13.520       (a)$12.841       (a)$12.601
                                                                  (b)$13.162       (b)$12.420       (b)$12.109
 Ending Number of AUs............................................ (a)2,000,928     (a)2,663,215     (a)3,149,904
                                                                  (b)36,742        (b)35,118        (b)28,605

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO)
- SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.208       (a)$12.974       (a)$17.604
                                                                  (b)$10.993       (b)$12.643       (b)$17.044
 Ending AUV...................................................... (a)$12.974       (a)$17.604       (a)$17.979
                                                                  (b)$12.643       (b)$17.044       (b)$17.294
 Ending Number of AUs............................................ (a)2,160,650     (a)1,852,306     (a)1,759,394
                                                                  (b)58,423        (b)50,561        (b)46,950

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16         12/31/17
================================================================= ================ ================ ================
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.601       (a)$12.051       (a)$12.021
                                                                  (b)$12.109       (b)$11.505       (b)$11.403
 Ending AUV...................................................... (a)$12.051       (a)$12.021       (a)$12.941
                                                                  (b)$11.505       (b)$11.403       (b)$11.915
 Ending Number of AUs............................................ (a)3,345,147     (a)4,823,234     (a)129,965
                                                                  (b)27,102        (b)30,032        (b)26,150

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO)
- SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.299
                                                                  (b)N/A           (b)N/A           (b)$10.280
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)21,802
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$11.006
                                                                  (b)N/A           (b)N/A           (b)$10.927
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)448,221
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$11.309
                                                                  (b)N/A           (b)N/A           (b)$11.228
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)1,250,361
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$11.478
                                                                  (b)N/A           (b)N/A           (b)$11.396
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)2,997,754
                                                                  (b)N/A           (b)N/A           (b)2,322

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.348
                                                                  (b)N/A           (b)N/A           (b)$10.329
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)0
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.979       (a)$17.586       (a)$17.994
                                                                  (b)$17.294       (b)$16.806       (b)$17.086
 Ending AUV...................................................... (a)$17.586       (a)$17.994       (a)$13.468
                                                                  (b)$16.806       (b)$17.086       (b)$12.975
 Ending Number of AUs............................................ (a)1,655,036     (a)1,578,866     (a)1,355,486
                                                                  (b)46,294        (b)41,120        (b)56,649

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.958
                                                                   (b)$8.934
 Ending Number of AUs............................................ (a)1,812,729
                                                                  (b)592,913

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.941
                                                                  (b)$11.915
 Ending AUV...................................................... (a)$12.445
                                                                  (b)$11.850
 Ending Number of AUs............................................ (a)328,966
                                                                  (b)1,262,004

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS
MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.299
                                                                  (b)$10.280
 Ending AUV......................................................  (a)$9.312
                                                                   (b)$9.266
 Ending Number of AUs............................................ (a)208,578
                                                                  (b)130,510

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)$11.006
                                                                  (b)$10.927
 Ending AUV...................................................... (a)$10.349
                                                                  (b)$10.270
 Ending Number of AUs............................................ (a)1,352,432
                                                                  (b)582,602

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)$11.309
                                                                  (b)$11.228
 Ending AUV...................................................... (a)$10.422
                                                                  (b)$10.343
 Ending Number of AUs............................................ (a)3,014,631
                                                                  (b)1,359,524

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)$11.478
                                                                  (b)$11.396
 Ending AUV...................................................... (a)$10.473
                                                                  (b)$10.394
 Ending Number of AUs............................................ (a)8,727,329
                                                                  (b)2,912,929

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.348
                                                                  (b)$10.329
 Ending AUV......................................................  (a)$8.770
                                                                   (b)$8.727
 Ending Number of AUs............................................ (a)5,390
                                                                  (b)37,558

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$13.468
                                                                  (b)$12.975
 Ending AUV...................................................... (a)$21.251
                                                                  (b)$20.235
 Ending Number of AUs............................................ (a)4,214
                                                                  (b)430,990

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL           FISCAL
                                                                                      YEAR             YEAR
                                                                  INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                 12/31/09        12/31/10         12/31/11
================================================================ ============== ================ ================
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.................................................. (a)N/A         (a)N/A           (a)N/A
                                                                 (b)N/A         (b)N/A           (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A           (a)N/A
                                                                 (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A           (a)N/A
                                                                 (b)N/A         (b)N/A           (b)N/A

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$7.329      (a)$9.322       (a)$10.776
                                                                  (b)$7.327      (b)$9.266       (b)$10.642
 Ending AUV.....................................................  (a)$9.322     (a)$10.776       (a)$10.458
                                                                  (b)$9.266     (b)$10.642       (b)$10.261
 Ending Number of AUs........................................... (a)71,724      (a)435,168       (a)990,175
                                                                 (b)4,546       (b)20,537        (b)24,196

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.045      (a)$9.797       (a)$10.788
                                                                  (b)$8.043      (b)$9.709       (b)$10.618
 Ending AUV.....................................................  (a)$9.797     (a)$10.788       (a)$10.864
                                                                  (b)$9.709     (b)$10.618       (b)$10.624
 Ending Number of AUs........................................... (a)37,315      (a)123,657       (a)368,699
                                                                 (b)13          (b)7,564         (b)7,832

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.141     (a)$12.204       (a)$14.241
                                                                  (b)$8.140     (b)$12.134       (b)$14.067
 Ending AUV..................................................... (a)$12.204     (a)$14.241       (a)$10.364
                                                                 (b)$12.134     (b)$14.067       (b)$10.171
 Ending Number of AUs........................................... (a)31,966      (a)303,938       (a)930,884
                                                                 (b)13,086      (b)35,159        (b)52,060

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$6.524      (a)$8.224        (a)$9.027
                                                                  (b)$6.523      (b)$8.107        (b)$8.799
 Ending AUV.....................................................  (a)$8.224      (a)$9.027        (a)$9.630
                                                                  (b)$8.107      (b)$8.799        (b)$9.325
 Ending Number of AUs........................................... (a)3,497       (a)21,556        (a)935,333
                                                                 (b)15          (b)6,034         (b)81,739

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$6.552      (a)$8.645        (a)$9.733
                                                                  (b)$6.551      (b)$8.585        (b)$9.603
 Ending AUV.....................................................  (a)$8.645      (a)$9.733        (a)$8.588
                                                                  (b)$8.585      (b)$9.603        (b)$8.418
 Ending Number of AUs........................................... (a)15,696      (a)76,642        (a)298,316
                                                                 (b)5,367       (b)8,189         (b)7,262

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$11.461     (a)$12.237       (a)$12.813
                                                                 (b)$11.459     (b)$12.160       (b)$12.650
 Ending AUV..................................................... (a)$12.237     (a)$12.813       (a)$13.419
                                                                 (b)$12.160     (b)$12.650       (b)$13.162
 Ending Number of AUs........................................... (a)353,847     (a)3,036,928     (a)7,345,732
                                                                 (b)22,780      (b)86,532        (b)151,306

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$7.746      (a)$9.819       (a)$12.129
                                                                  (b)$7.744      (b)$9.734       (b)$11.947
 Ending AUV.....................................................  (a)$9.819     (a)$12.129       (a)$11.234
                                                                  (b)$9.734     (b)$11.947       (b)$10.994
 Ending Number of AUs........................................... (a)5,842       (a)276,314       (a)794,854
                                                                 (b)78          (b)7,990         (b)26,110

-----------------------------------------------------------------



                                                                       FISCAL            FISCAL            FISCAL
                                                                        YEAR              YEAR              YEAR
                                                                       ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/12          12/31/13          12/31/14
================================================================ ================= ================= =================
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.................................................. (a)N/A            (a)N/A            (a)$11.021
                                                                 (b)N/A            (b)N/A            (b)$11.002
 Ending AUV..................................................... (a)N/A            (a)$11.021        (a)$11.776
                                                                 (b)N/A            (b)$11.002        (b)$11.727
 Ending Number of AUs........................................... (a)N/A            (a)2,026,947      (a)7,639,621
                                                                 (b)N/A            (b)391,312        (b)1,257,088

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.458        (a)$11.455        (a)$15.194
                                                                 (b)$10.261        (b)$11.167        (b)$14.715
 Ending AUV..................................................... (a)$11.455        (a)$15.194        (a)$16.640
                                                                 (b)$11.167        (b)$14.715        (b)$16.012
 Ending Number of AUs........................................... (a)1,161,349      (a)1,130,334      (a)1,150,094
                                                                 (b)24,429         (b)22,399         (b)20,342

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.864        (a)$12.101        (a)$14.237
                                                                 (b)$10.624        (b)$11.756        (b)$13.742
 Ending AUV..................................................... (a)$12.101        (a)$14.237        (a)$15.622
                                                                 (b)$11.756        (b)$13.742        (b)$14.982
 Ending Number of AUs........................................... (a)455,685        (a)590,120        (a)764,308
                                                                 (b)24,835         (b)17,428         (b)20,325

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.364        (a)$12.118        (a)$11.528
                                                                 (b)$10.171        (b)$11.815        (b)$11.167
 Ending AUV..................................................... (a)$12.118        (a)$11.528        (a)$10.682
                                                                 (b)$11.815        (b)$11.167        (b)$10.281
 Ending Number of AUs........................................... (a)1,025,123      (a)1,301,734      (a)1,439,482
                                                                 (b)50,321         (b)50,226         (b)33,902

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$9.630        (a)$10.785        (a)$13.992
                                                                  (b)$9.325        (b)$10.376        (b)$13.374
 Ending AUV..................................................... (a)$10.785        (a)$13.992        (a)$15.720
                                                                 (b)$10.376        (b)$13.374        (b)$14.929
 Ending Number of AUs........................................... (a)1,565,901      (a)1,598,208      (a)1,696,957
                                                                 (b)83,888         (b)81,851         (b)76,808

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.588         (a)$9.884        (a)$12.282
                                                                  (b)$8.418         (b)$9.626        (b)$11.884
 Ending AUV.....................................................  (a)$9.884        (a)$12.282        (a)$12.600
                                                                  (b)$9.626        (b)$11.884        (b)$12.113
 Ending Number of AUs........................................... (a)389,259        (a)369,665        (a)371,152
                                                                 (b)13,295         (b)13,294         (b)13,735

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$13.419        (a)$14.174        (a)$13.455
                                                                 (b)$13.162        (b)$13.812        (b)$13.028
 Ending AUV..................................................... (a)$14.174        (a)$13.455        (a)$13.886
                                                                 (b)$13.812        (b)$13.028        (b)$13.357
 Ending Number of AUs........................................... (a)10,040,797     (a)12,131,112     (a)12,229,008
                                                                 (b)166,406        (b)168,358        (b)150,008

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$11.234        (a)$12.837        (a)$18.002
                                                                 (b)$10.994        (b)$12.481        (b)$17.390
 Ending AUV..................................................... (a)$12.837        (a)$18.002        (a)$19.722
                                                                 (b)$12.481        (b)$17.390        (b)$18.928
 Ending Number of AUs........................................... (a)914,784        (a)818,878        (a)794,138
                                                                 (b)30,856         (b)28,370         (b)24,494

-----------------------------------------------------------------



                                                                       FISCAL            FISCAL           FISCAL
                                                                        YEAR              YEAR             YEAR
                                                                       ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/15          12/31/16         12/31/17
================================================================ ================= ================= ================
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.................................................. (a)$11.776        (a)$11.360        (a)$12.318
                                                                 (b)$11.727        (b)$11.284        (b)$12.205
 Ending AUV..................................................... (a)$11.360        (a)$12.318        (a)$13.468
                                                                 (b)$11.284        (b)$12.205        (b)$12.975
 Ending Number of AUs........................................... (a)29,241,121     (a)43,185,278     (a)1,355,486
                                                                 (b)3,921,183      (b)6,323,788      (b)56,649

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$16.640        (a)$16.429        (a)$15.942
                                                                 (b)$16.012        (b)$15.706        (b)$15.142
 Ending AUV..................................................... (a)$16.429        (a)$15.942        (a)$20.890
                                                                 (b)$15.706        (b)$15.142        (b)$19.281
 Ending Number of AUs........................................... (a)1,130,864      (a)1,163,610      (a)1,706
                                                                 (b)18,759         (b)18,413         (b)16,643

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$15.622        (a)$15.386        (a)$16.236
                                                                 (b)$14.982        (b)$14.660        (b)$15.369
 Ending AUV..................................................... (a)$15.386        (a)$16.236        (a)$18.686
                                                                 (b)$14.660        (b)$15.369        (b)$17.225
 Ending Number of AUs........................................... (a)706,415        (a)898,388        (a)276,423
                                                                 (b)17,514         (b)16,782         (b)5,544

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.682         (a)$9.016         (a)$9.828
                                                                 (b)$10.281         (b)$8.621         (b)$9.337
 Ending AUV.....................................................  (a)$9.016         (a)$9.828        (a)$14.087
                                                                  (b)$8.621         (b)$9.337        (b)$12.997
 Ending Number of AUs........................................... (a)1,652,245      (a)1,633,525      (a)3,578
                                                                 (b)35,812         (b)35,551         (b)29,729

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$15.720        (a)$15.142        (a)$17.228
                                                                 (b)$14.929        (b)$14.286        (b)$16.150
 Ending AUV..................................................... (a)$15.142        (a)$17.228        (a)$20.678
                                                                 (b)$14.286        (b)$16.150        (b)$18.689
 Ending Number of AUs........................................... (a)1,795,169      (a)2,012,041      (a)3,543
                                                                 (b)77,838         (b)79,107         (b)76,283

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$12.600        (a)$12.254        (a)$12.749
                                                                 (b)$12.113        (b)$11.704        (b)$12.098
 Ending AUV..................................................... (a)$12.254        (a)$12.749        (a)$16.045
                                                                 (b)$11.704        (b)$12.098        (b)$14.717
 Ending Number of AUs........................................... (a)370,140        (a)329,532        (a)11,124
                                                                 (b)14,273         (b)4,739          (b)1,224

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$13.886        (a)$13.656        (a)$13.900
                                                                 (b)$13.357        (b)$13.051        (b)$13.198
 Ending AUV..................................................... (a)$13.656        (a)$13.900        (a)$14.660
                                                                 (b)$13.051        (b)$13.198        (b)$13.422
 Ending Number of AUs........................................... (a)12,010,944     (a)13,544,751     (a)137,531
                                                                 (b)137,266        (b)134,672        (b)125,369

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$19.722        (a)$19.998        (a)$19.731
                                                                 (b)$18.928        (b)$19.069        (b)$18.692
 Ending AUV..................................................... (a)$19.998        (a)$19.731        (a)$25.758
                                                                 (b)$19.069        (b)$18.692        (b)$23.709
 Ending Number of AUs........................................... (a)789,654        (a)790,154        (a)3,293
                                                                 (b)25,876         (b)23,661         (b)19,117

-----------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================ ================
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.................................................. (a)$13.468
                                                                 (b)$12.975
 Ending AUV..................................................... (a)$11.959
                                                                 (b)$11.691
 Ending Number of AUs........................................... (a)3,180,938
                                                                 (b)8,837,153

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$20.890
                                                                 (b)$19.281
 Ending AUV..................................................... (a)$20.866
                                                                 (b)$19.883
 Ending Number of AUs........................................... (a)2,212
                                                                 (b)340,962

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$18.686
                                                                 (b)$17.225
 Ending AUV..................................................... (a)$17.000
                                                                 (b)$16.228
 Ending Number of AUs........................................... (a)632,758
                                                                 (b)633,820

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$14.087
                                                                 (b)$12.997
 Ending AUV..................................................... (a)$11.200
                                                                 (b)$10.666
 Ending Number of AUs........................................... (a)13,295
                                                                 (b)616,518

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$20.678
                                                                 (b)$18.689
 Ending AUV..................................................... (a)$19.482
                                                                 (b)$18.400
 Ending Number of AUs........................................... (a)1,797
                                                                 (b)543,628

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$16.045
                                                                 (b)$14.717
 Ending AUV..................................................... (a)$14.067
                                                                 (b)$13.310
 Ending Number of AUs........................................... (a)13,269
                                                                 (b)128,874

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$14.660
                                                                 (b)$13.422
 Ending AUV..................................................... (a)$14.390
                                                                 (b)$13.608
 Ending Number of AUs........................................... (a)303,621
                                                                 (b)3,777,447

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$25.758
                                                                 (b)$23.709
 Ending AUV..................................................... (a)$24.158
                                                                 (b)$23.004
 Ending Number of AUs........................................... (a)13,987
                                                                 (b)312,764

-----------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$6.871       (a)$9.015        (a)$9.957
                                                                  (b)$6.870       (b)$8.967        (b)$9.840
 Ending AUV...................................................... (a)$9.015       (a)$9.957        (a)$9.390
                                                                  (b)$8.967       (b)$9.840        (b)$9.219
 Ending Number of AUs............................................ (a)131,110     (a)1,287,109     (a)3,262,288
                                                                  (b)13,480      (b)68,361        (b)158,020

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$7.571       (a)$9.632       (a)$10.670
                                                                  (b)$7.569       (b)$9.567       (b)$10.530
 Ending AUV...................................................... (a)$9.632      (a)$10.670        (a)$9.919
                                                                  (b)$9.567      (b)$10.530        (b)$9.725
 Ending Number of AUs............................................ (a)46,647      (a)482,161       (a)1,097,615
                                                                  (b)3,229       (b)12,510        (b)28,190

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$7.651       (a)$9.724       (a)$10.646
                                                                  (b)$7.649       (b)$9.662       (b)$10.509
 Ending AUV...................................................... (a)$9.724      (a)$10.646       (a)$10.282
                                                                  (b)$9.662      (b)$10.509       (b)$10.084
 Ending Number of AUs............................................ (a)121,683     (a)1,199,632     (a)3,146,945
                                                                  (b)15,762      (b)43,335        (b)85,071

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$8.244       (a)$9.757       (a)$10.571
                                                                  (b)$8.242       (b)$9.689       (b)$10.431
 Ending AUV...................................................... (a)$9.757      (a)$10.571       (a)$10.609
                                                                  (b)$9.689      (b)$10.431       (b)$10.401
 Ending Number of AUs............................................ (a)60,177      (a)270,635       (a)579,499
                                                                  (b)329         (b)14,767        (b)14,256

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.390       (a)$10.421       (a)$13.717
                                                                   (b)$9.219       (b)$10.164       (b)$13.293
 Ending AUV...................................................... (a)$10.421       (a)$13.717       (a)$14.416
                                                                  (b)$10.164       (b)$13.293       (b)$13.880
 Ending Number of AUs............................................ (a)3,767,639     (a)3,483,999     (a)3,569,624
                                                                  (b)146,789       (b)134,336       (b)128,177

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.919       (a)$10.897       (a)$14.374
                                                                   (b)$9.725       (b)$10.615       (b)$13.912
 Ending AUV...................................................... (a)$10.897       (a)$14.374       (a)$15.840
                                                                  (b)$10.615       (b)$13.912       (b)$15.232
 Ending Number of AUs............................................ (a)1,201,482     (a)1,068,895     (a)1,116,792
                                                                  (b)29,251        (b)28,095        (b)27,168

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.282       (a)$12.063       (a)$15.657
                                                                  (b)$10.084       (b)$11.754       (b)$15.158
 Ending AUV...................................................... (a)$12.063       (a)$15.657       (a)$17.093
                                                                  (b)$11.754       (b)$15.158       (b)$16.441
 Ending Number of AUs............................................ (a)3,519,261     (a)3,314,558     (a)3,233,358
                                                                  (b)91,320        (b)84,775        (b)80,193

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.609       (a)$11.628       (a)$13.626
                                                                  (b)$10.401       (b)$11.326       (b)$13.186
 Ending AUV...................................................... (a)$11.628       (a)$13.626       (a)$14.550
                                                                  (b)$11.326       (b)$13.186       (b)$13.989
 Ending Number of AUs............................................ (a)846,980       (a)947,314       (a)929,630
                                                                  (b)14,914        (b)17,944        (b)17,389

------------------------------------------------------------------



                                                                       FISCAL           FISCAL          FISCAL         FISCAL
                                                                        YEAR             YEAR            YEAR           YEAR
                                                                        ENDED            ENDED          ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16        12/31/17       12/31/18
================================================================= ================ ================ ============= ================
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A         (a)$9.592
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$9.566
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A        (a)0
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)8,045

------------------------------------------------------------------
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)$10.491
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)$10.472
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.491     (a)$9.854
                                                                  (b)N/A           (b)N/A           (b)$10.472     (b)$9.805
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)0          (a)1,955
                                                                  (b)N/A           (b)N/A           (b)0          (b)607,675

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A         (a)$9.300
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$9.275
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A        (a)0
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)24,777

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.416       (a)$14.380       (a)$16.226    (a)$19.714
                                                                  (b)$13.880       (b)$13.757       (b)$15.422    (b)$18.192
 Ending AUV...................................................... (a)$14.380       (a)$16.226       (a)$19.714    (a)$17.761
                                                                  (b)$13.757       (b)$15.422       (b)$18.192    (b)$16.909
 Ending Number of AUs............................................ (a)3,341,852     (a)3,146,791     (a)2,564      (a)17,354
                                                                  (b)116,489       (b)110,075       (b)97,299     (b)1,205,951

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3
Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)$10.285
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)$10.266
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.285     (a)$9.561
                                                                  (b)N/A           (b)N/A           (b)$10.266     (b)$9.514
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)59,979     (a)729,461
                                                                  (b)N/A           (b)N/A           (b)0          (b)404,254

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.840       (a)$16.281       (a)$17.049    (a)$21.931
                                                                  (b)$15.232       (b)$15.554       (b)$16.182    (b)$20.111
 Ending AUV...................................................... (a)$16.281       (a)$17.049       (a)$21.931    (a)$20.490
                                                                  (b)$15.554       (b)$16.182       (b)$20.111    (b)$19.412
 Ending Number of AUs............................................ (a)1,182,587     (a)1,283,238     (a)658        (a)3,622
                                                                  (b)33,826        (b)32,308        (b)27,411     (b)470,918

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.093       (a)$16.867       (a)$18.042    (a)$22.369
                                                                  (b)$16.441       (b)$16.118       (b)$17.130    (b)$20.683
 Ending AUV...................................................... (a)$16.867       (a)$18.042       (a)$22.369    (a)$20.865
                                                                  (b)$16.118       (b)$17.130       (b)$20.683    (b)$19.920
 Ending Number of AUs............................................ (a)3,139,186     (a)3,202,438     (a)1,047      (a)1,443
                                                                  (b)75,532        (b)68,980        (b)52,046     (b)860,054

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.550       (a)$14.260       (a)$15.315    (a)$17.319
                                                                  (b)$13.989       (b)$13.622       (b)$14.535    (b)$15.958
 Ending AUV...................................................... (a)$14.260       (a)$15.315       (a)$17.319    (a)$16.094
                                                                  (b)$13.622       (b)$14.535       (b)$15.958    (b)$15.325
 Ending Number of AUs............................................ (a)973,363       (a)1,140,462     (a)116,181    (a)279,421
                                                                  (b)17,154        (b)18,088        (b)18,035     (b)573,126

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10      12/31/11
================================================================= ============== ============= =============
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.886      (a)$9.406    (a)$10.047
                                                                   (b)$6.885      (b)$9.343     (b)$9.916
 Ending AUV......................................................  (a)$9.406     (a)$10.047     (a)$8.448
                                                                   (b)$9.343      (b)$9.916     (b)$8.283
 Ending Number of AUs............................................ (a)17,684      (a)102,127    (a)307,919
                                                                  (b)7,376       (b)14,919     (b)24,228

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.794      (a)$8.476     (a)$9.777
                                                                   (b)$6.792      (b)$8.377     (b)$9.532
 Ending AUV......................................................  (a)$8.476      (a)$9.777     (a)$9.616
                                                                   (b)$8.377      (b)$9.532     (b)$9.311
 Ending Number of AUs............................................ (a)0           (a)38,688     (a)61,323
                                                                  (b)15          (b)15         (b)1,992

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.501     (a)$10.300    (a)$11.546
                                                                   (b)$8.499     (b)$10.167    (b)$11.283
 Ending AUV...................................................... (a)$10.300     (a)$11.546    (a)$11.474
                                                                  (b)$10.167     (b)$11.283    (b)$11.139
 Ending Number of AUs............................................ (a)4,406       (a)52,850     (a)120,753
                                                                  (b)12          (b)3,695      (b)5,905

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.581      (a)$9.718    (a)$10.965
                                                                   (b)$7.579      (b)$9.641    (b)$10.808
 Ending AUV......................................................  (a)$9.718     (a)$10.965    (a)$11.259
                                                                   (b)$9.641     (b)$10.808    (b)$11.025
 Ending Number of AUs............................................ (a)98,970      (a)281,348    (a)838,118
                                                                  (b)11,266      (b)11,494     (b)49,924

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$5.753      (a)$7.837     (a)$8.264
                                                                   (b)$5.752      (b)$7.762     (b)$8.119
 Ending AUV......................................................  (a)$7.837      (a)$8.264     (a)$7.015
                                                                   (b)$7.762      (b)$8.119     (b)$6.847
 Ending Number of AUs............................................ (a)4,745       (a)49,345     (a)143,474
                                                                  (b)18          (b)6,540      (b)19,292

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.448        (a)$9.761       (a)$11.594
                                                                   (b)$8.283        (b)$9.509       (b)$11.221
 Ending AUV......................................................  (a)$9.761       (a)$11.594       (a)$10.450
                                                                   (b)$9.509       (b)$11.221       (b)$10.049
 Ending Number of AUs............................................ (a)352,763       (a)442,563       (a)516,141
                                                                  (b)15,921        (b)16,759        (b)16,891

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.616       (a)$11.063       (a)$14.295
                                                                   (b)$9.311       (b)$10.643       (b)$13.664
 Ending AUV...................................................... (a)$11.063       (a)$14.295       (a)$15.545
                                                                  (b)$10.643       (b)$13.664       (b)$14.762
 Ending Number of AUs............................................ (a)120,892       (a)238,392       (a)459,499
                                                                  (b)3,470         (b)5,351         (b)5,450

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.474       (a)$12.647       (a)$14.681
                                                                  (b)$11.139       (b)$12.189       (b)$14.035
 Ending AUV...................................................... (a)$12.647       (a)$14.681       (a)$15.533
                                                                  (b)$12.189       (b)14.035        (b)$14.754
 Ending Number of AUs............................................ (a)169,669       (a)201,136       (a)226,271
                                                                  (b)12            (b)0             (b)0

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)$10.834
                                                                  (b)N/A           (b)N/A           (b)$10.816
 Ending AUV...................................................... (a)N/A           (a)$10.834       (a)$11.360
                                                                  (b)N/A           (b)$10.816       (b)$11.313
 Ending Number of AUs............................................ (a)N/A           (a)1,951,123     (a)7,479,917
                                                                  (b)N/A           (b)374,826       (b)1,218,615

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.259       (a)$12.968       (a)$13.779
                                                                  (b)$11.025       (b)$12.617       (b)$13.320
 Ending AUV...................................................... (a)$12.968       (a)$13.779       (a)$13.682
                                                                  (b)$12.617       (b)$13.320       (b)$13.140
 Ending Number of AUs............................................ (a)1,184,126     (a)1,632,566     (a)1,351,233
                                                                  (b)64,566        (b)68,088        (b)51,820

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.015        (a)$8.377       (a)$10.067
                                                                   (b)$6.847        (b)$8.124        (b)$9.699
 Ending AUV......................................................  (a)$8.377       (a)$10.067        (a)$8.975
                                                                   (b)$8.124        (b)$9.699        (b)$8.591
 Ending Number of AUs............................................ (a)168,637       (a)178,181       (a)219,434
                                                                  (b)18,316        (b)22,845        (b)21,553

------------------------------------------------------------------



                                                                        FISCAL            FISCAL           FISCAL
                                                                         YEAR              YEAR             YEAR
                                                                        ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/15          12/31/16         12/31/17
================================================================= ================= ================= ================
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)$10.454
                                                                  (b)N/A            (b)N/A            (b)$10.435
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)66
                                                                  (b)N/A            (b)N/A            (b)222

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.450        (a)$10.317         (a)$9.960
                                                                  (b)$10.049         (b)$9.857         (b)$9.454
 Ending AUV...................................................... (a)$10.317         (a)$9.960        (a)$12.552
                                                                   (b)$9.857         (b)$9.454        (b)$11.566
 Ending Number of AUs............................................ (a)607,756        (a)926,596        (a)1,724
                                                                  (b)27,368         (b)29,326         (b)28,525

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.545        (a)$15.765        (a)$17.333
                                                                  (b)$14.762        (b)$14.874        (b)$16.248
 Ending AUV...................................................... (a)$15.765        (a)$17.333        (a)$20.422
                                                                  (b)$14.874        (b)$16.248        (b)$18.578
 Ending Number of AUs............................................ (a)453,200        (a)645,937        (a)479
                                                                  (b)2,963          (b)4,500          (b)4,309

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.533        (a)$15.031        (a)$16.395
                                                                  (b)$14.754        (b)$14.184        (b)$15.371
 Ending AUV...................................................... (a)$15.031        (a)$16.395        (a)$18.799
                                                                  (b)$14.184        (b)$15.371        (b)$17.106
 Ending Number of AUs............................................ (a)197,245        (a)291,255        (a)78,632
                                                                  (b)0              (b)528            (b)528

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$11.360        (a)$10.784        (a)$11.367
                                                                  (b)$11.313        (b)$10.713        (b)$11.263
 Ending AUV...................................................... (a)$10.784        (a)$11.367        (a)$13.128
                                                                  (b)$10.713        (b)$11.263        (b)$12.648
 Ending Number of AUs............................................ (a)23,955,465     (a)45,985,519     (a)1,138,792
                                                                  (b)3,060,178      (b)5,537,798      (b)20,862

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$13.682        (a)$12.893        (a)$15.012
                                                                  (b)$13.140        (b)$12.302        (b)$14.232
 Ending AUV...................................................... (a)$12.893        (a)$15.012        (a)$16.632
                                                                  (b)$12.302        (b)$14.232        (b)$15.278
 Ending Number of AUs............................................ (a)1,343,411      (a)1,650,410      (a)890
                                                                  (b)49,173         (b)57,684         (b)56,938

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)$10.242
                                                                  (b)N/A            (b)N/A            (b)$10.242
 Ending AUV...................................................... (a)N/A            (a)$10.242        (a)$12.189
                                                                  (b)N/A            (b)$10.242        (b)$12.067
 Ending Number of AUs............................................ (a)N/A            (a)20,786         (a)392,889
                                                                  (b)N/A            (b)20,786         (b)2,192

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.975         (a)$8.695         (a)$8.691
                                                                   (b)$8.591         (b)$8.270         (b)$8.212
 Ending AUV......................................................  (a)$8.695         (a)$8.691        (a)$10.888
                                                                   (b)$8.270         (b)$8.212        (b)$10.002
 Ending Number of AUs............................................ (a)232,260        (a)256,660        (a)398
                                                                  (b)23,351         (b)19,344         (b)15,559

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.454
                                                                  (b)$10.435
 Ending AUV......................................................  (a)$9.108
                                                                   (b)$9.063
 Ending Number of AUs............................................ (a)15,069
                                                                  (b)41,624

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.552
                                                                  (b)$11.566
 Ending AUV...................................................... (a)$10.654
                                                                  (b)$10.138
 Ending Number of AUs............................................ (a)2,195
                                                                  (b)300,184

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$20.422
                                                                  (b)$18.578
 Ending AUV...................................................... (a)$18.548
                                                                  (b)$17.598
 Ending Number of AUs............................................ (a)97
                                                                  (b)178,783

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) -
AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$18.799
                                                                  (b)$17.106
 Ending AUV...................................................... (a)$17.697
                                                                  (b)$16.810
 Ending Number of AUs............................................ (a)117,351
                                                                  (b)96,201

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$13.128
                                                                  (b)$12.648
 Ending AUV...................................................... (a)$12.047
                                                                  (b)$11.777
 Ending Number of AUs............................................ (a)2,334,883
                                                                  (b)6,536,712

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.632
                                                                  (b)$15.278
 Ending AUV...................................................... (a)$15.773
                                                                  (b)$14.981
 Ending Number of AUs............................................ (a)6,297
                                                                  (b)483,350

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)$12.189
                                                                  (b)$12.067
 Ending AUV...................................................... (a)$10.993
                                                                  (b)$10.894
 Ending Number of AUs............................................ (a)964,213
                                                                  (b)434,150

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.888
                                                                  (b)$10.002
 Ending AUV......................................................  (a)$8.845
                                                                   (b)$8.416
 Ending Number of AUs............................................ (a)947
                                                                  (b)152,109

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$7.116      (a)$9.408        (a)$9.558
                                                                  (b)$7.115      (b)$9.348        (b)$9.435
 Ending AUV...................................................... (a)$9.408      (a)$9.558        (a)$8.316
                                                                  (b)$9.348      (b)$9.435        (b)$8.156
 Ending Number of AUs............................................ (a)220,385     (a)2,327,498     (a)6,692,945
                                                                  (b)25,180      (b)81,005        (b)153,610

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                        FISCAL            FISCAL             FISCAL
                                                                         YEAR              YEAR               YEAR
                                                                        ENDED              ENDED              ENDED
VARIABLE PORTFOLIOS                                                    12/31/12          12/31/13           12/31/14
================================================================= ================= ================== ==================
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.316         (a)$9.792         (a)$11.898
                                                                   (b)$8.156         (b)$9.542         (b)$11.518
 Ending AUV......................................................  (a)$9.792        (a)$11.898         (a)$10.925
                                                                   (b)$9.542        (b)$11.518         (b)$10.508
 Ending Number of AUs............................................ (a)7,198,139      (a)6,884,711       (a)7,355,009
                                                                  (b)148,257        (b)131,137         (b)131,543

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV...................................................  (a)$9.999        (a)$10.540         (a)$12.187
                                                                   (b)$9.999        (b)$10.416         (b)$11.942
 Ending AUV...................................................... (a)$10.540        (a)$12.187         (a)$12.550
                                                                  (b)$10.416        (b)$11.942         (b)$12.217
 Ending Number of AUs............................................ (a)60,745,450     (a)150,632,803     (a)233,894,260
                                                                  (b)10             (b)30,376          (b)27,225

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV...................................................  (a)$9.999        (a)$10.426         (a)$12.098
                                                                   (b)$9.999        (b)$10.366         (b)$11.929
 Ending AUV...................................................... (a)$10.426        (a)$12.098         (a)$12.456
                                                                  (b)$10.366        (b)$11.929         (b)$12.202
 Ending Number of AUs............................................ (a)7,520,197      (a)67,261,976      (a)144,266,337
                                                                  (b)10             (b)27,017          (b)25,843

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A

------------------------------------------------------------------



                                                                        FISCAL             FISCAL            FISCAL
                                                                         YEAR               YEAR              YEAR
                                                                         ENDED              ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/15           12/31/16          12/31/17
================================================================= ================== ================== ================
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)$10.844
                                                                  (b)N/A             (b)N/A             (b)$10.778
 Ending AUV...................................................... (a)N/A             (a)$10.844         (a)$12.142
                                                                  (b)N/A             (b)$10.778         (b)$11.955
 Ending Number of AUs............................................ (a)N/A             (a)18,670,177      (a)1,025,617
                                                                  (b)N/A             (b)360             (b)25,624

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A             (a)N/A             (a)$10.157
                                                                  (b)N/A             (b)N/A             (b)$10.138
 Ending Number of AUs............................................ (a)N/A             (a)N/A             (a)0
                                                                  (b)N/A             (b)N/A             (b)229

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A             (a)N/A             (a)$10.292
                                                                  (b)N/A             (b)N/A             (b)$10.273
 Ending Number of AUs............................................ (a)N/A             (a)N/A             (a)121,562
                                                                  (b)N/A             (b)N/A             (b)0

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)$10.588
                                                                  (b)N/A             (b)N/A             (b)$10.524
 Ending AUV...................................................... (a)N/A             (a)$10.588         (a)$12.465
                                                                  (b)N/A             (b)$10.524         (b)$12.273
 Ending Number of AUs............................................ (a)N/A             (a)29,433,669      (a)3,194,846
                                                                  (b)N/A             (b)45,183          (b)52,406

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.925         (a)$10.258         (a)$10.243
                                                                  (b)$10.508          (b)$9.802          (b)$9.725
 Ending AUV...................................................... (a)$10.258         (a)$10.243         (a)$12.574
                                                                   (b)$9.802          (b)$9.725         (b)$11.584
 Ending Number of AUs............................................ (a)7,371,084       (a)7,466,955       (a)5,341
                                                                  (b)127,717         (b)123,836         (b)114,345

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$12.550         (a)$11.749         (a)$12.121
                                                                  (b)$12.217         (b)$11.363         (b)$11.647
 Ending AUV...................................................... (a)$11.749         (a)$12.121         (a)$14.480
                                                                  (b)$11.363         (b)$11.647         (b)$13.701
 Ending Number of AUs............................................ (a)304,891,251     (a)304,103,829     (a)2,131,369
                                                                  (b)26,074          (b)54,203          (b)90,796

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$12.456         (a)$11.629         (a)$12.070
                                                                  (b)$12.202         (b)$11.318         (b)$11.672
 Ending AUV...................................................... (a)$11.629         (a)$12.070         (a)$14.220
                                                                  (b)$11.318         (b)$11.672         (b)$13.549
 Ending Number of AUs............................................ (a)207,746,225     (a)208,564,575     (a)1,438,362
                                                                  (b)24,759          (b)25,354          (b)58,848

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A             (a)N/A             (a)$10.395
                                                                  (b)N/A             (b)N/A             (b)$10.376
 Ending Number of AUs............................................ (a)N/A             (a)N/A             (a)103,080
                                                                  (b)N/A             (b)N/A             (b)7,693

------------------------------------------------------------------



                                                                        FISCAL
                                                                         YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                    12/31/18
================================================================= =================
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$12.142
                                                                  (b)$11.955
 Ending AUV...................................................... (a)$10.920
                                                                  (b)$10.792
 Ending Number of AUs............................................ (a)1,930,826
                                                                  (b)3,703,546

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.157
                                                                  (b)$10.138
 Ending AUV......................................................  (a)$8.847
                                                                   (b)$8.803
 Ending Number of AUs............................................ (a)2,482
                                                                  (b)31,123

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.292
                                                                  (b)$10.273
 Ending AUV......................................................  (a)$9.590
                                                                   (b)$9.543
 Ending Number of AUs............................................ (a)2,244,476
                                                                  (b)967,342

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$12.465
                                                                  (b)$12.273
 Ending AUV...................................................... (a)$11.446
                                                                  (b)$11.313
 Ending Number of AUs............................................ (a)7,226,527
                                                                  (b)6,936,490

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.574
                                                                  (b)$11.584
 Ending AUV...................................................... (a)$10.396
                                                                   (b)$9.894
 Ending Number of AUs............................................ (a)20,288
                                                                  (b)2,333,453

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$14.480
                                                                  (b)$13.701
 Ending AUV...................................................... (a)$13.337
                                                                  (b)$12.971
 Ending Number of AUs............................................ (a)4,482,695
                                                                  (b)41,084,847

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$14.220
                                                                  (b)$13.549
 Ending AUV...................................................... (a)$13.046
                                                                  (b)$12.713
 Ending Number of AUs............................................ (a)3,119,662
                                                                  (b)25,364,043

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.395
                                                                  (b)$10.376
 Ending AUV......................................................  (a)$9.512
                                                                   (b)$9.465
 Ending Number of AUs............................................ (a)2,773,189
                                                                  (b)1,667,489

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.034     (a)$10.786       (a)$13.034
                                                                   (b)$8.032     (b)$10.714       (b)$12.863
 Ending AUV...................................................... (a)$10.786     (a)$13.034       (a)$11.929
                                                                  (b)$10.714     (b)$12.863       (b)$11.696
 Ending Number of AUs............................................ (a)84,681      (a)675,909       (a)2,107,734
                                                                  (b)10,414      (b)28,500        (b)57,042

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.882     (a)$11.134       (a)$11.510
                                                                  (b)$10.880     (b)$11.057       (b)$11.356
 Ending AUV...................................................... (a)$11.134     (a)$11.510       (a)$12.136
                                                                  (b)$11.057     (b)$11.356       (b)$11.896
 Ending Number of AUs............................................ (a)151,610     (a)1,160,352     (a)2,843,327
                                                                  (b)8,234       (b)31,403        (b)62,574

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$11.305       (a)$11.425
                                                                  (b)N/A         (b)$11.077       (b)$11.128
 Ending AUV...................................................... (a)N/A         (a)$11.425       (a)$11.955
                                                                  (b)N/A         (b)$11.128       (b)$11.569
 Ending Number of AUs............................................ (a)N/A         (a)1,372,938     (a)3,797,293
                                                                  (b)N/A         (b)20,124        (b)62,356

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$5.307      (a)$7.064        (a)$8.428
                                                                   (b)$5.306      (b)$7.017        (b)$8.316
 Ending AUV......................................................  (a)$7.064      (a)$8.428        (a)$8.134
                                                                   (b)$7.017      (b)$8.316        (b)$7.974
 Ending Number of AUs............................................ (a)8,651       (a)67,576        (a)211,903
                                                                  (b)5,560       (b)7,075         (b)7,075

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.929       (a)$14.552       (a)$19.461
                                                                  (b)$11.696       (b)$14.176       (b)$18.836
 Ending AUV...................................................... (a)$14.552       (a)$19.461       (a)$22.083
                                                                  (b)$14.176       (b)$18.836       (b)$21.236
 Ending Number of AUs............................................ (a)2,326,552     (a)2,176,009     (a)2,165,172
                                                                  (b)58,085        (b)55,839        (b)51,635

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.136       (a)$12.403       (a)$11.957
                                                                  (b)$11.896       (b)$12.078       (b)$11.569
 Ending AUV...................................................... (a)$12.403       (a)$11.957       (a)$12.382
                                                                  (b)$12.078       (b)$11.569       (b)$11.903
 Ending Number of AUs............................................ (a)3,994,521     (a)4,815,432     (a)5,226,026
                                                                  (b)72,535        (b)73,994        (b)69,125

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.955       (a)$12.248       (a)$11.456
                                                                  (b)$11.569       (b)$11.775       (b)$10.943
 Ending AUV...................................................... (a)$12.248       (a)$11.456       (a)$11.493
                                                                  (b)$11.775       (b)$10.943       (b)$10.907
 Ending Number of AUs............................................ (a)5,055,051     (a)6,324,907     (a)6,739,581
                                                                  (b)74,664        (b)83,036        (b)86,896

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.134        (a)$9.308       (a)$13.101
                                                                   (b)$7.974        (b)$9.052       (b)$12.658
 Ending AUV......................................................  (a)$9.308       (a)$13.101       (a)$12.970
                                                                   (b)$9.052       (b)$12.658       (b)$12.451
 Ending Number of AUs............................................ (a)286,201       (a)263,943       (a)294,999
                                                                  (b)3,395         (b)3,383         (b)3,383

------------------------------------------------------------------



                                                                       FISCAL           FISCAL          FISCAL         FISCAL
                                                                        YEAR             YEAR            YEAR           YEAR
                                                                        ENDED            ENDED          ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16        12/31/17       12/31/18
================================================================= ================ ================ ============= ================
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$22.083       (a)$23.642       (a)$23.741    (a)$31.763
                                                                  (b)$21.236       (b)$22.587       (b)$22.535    (b)$29.273
 Ending AUV...................................................... (a)$23.642       (a)$23.741       (a)$31.763    (a)$31.087
                                                                  (b)$22.587       (b)$22.535       (b)$29.273    (b)$29.569
 Ending Number of AUs............................................ (a)2,181,302     (a)2,221,361     (a)2,343      (a)21,742
                                                                  (b)48,019        (b)45,431        (b)26,133     (b)949,778

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class
  3
Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.382       (a)$12.258       (a)$12.247    (a)$12.713
                                                                  (b)$11.903       (b)$11.706       (b)$11.620    (b)$11.710
 Ending AUV...................................................... (a)$12.258       (a)$12.247       (a)$12.713    (a)$12.541
                                                                  (b)$11.706       (b)$11.620       (b)$11.710    (b)$11.942
 Ending Number of AUs............................................ (a)6,360,922     (a)8,165,155     (a)48,440     (a)129,043
                                                                  (b)63,850        (b)59,591        (b)58,348     (b)1,790,900

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.493       (a)$11.191       (a)$11.455    (a)$11.842
                                                                  (b)$10.907       (b)$10.551       (b)$10.731    (b)$10.727
 Ending AUV...................................................... (a)$11.191       (a)$11.455       (a)$11.842    (a)$11.682
                                                                  (b)$10.551       (b)$10.731       (b)$10.727    (b)$11.103
 Ending Number of AUs............................................ (a)6,951,102     (a)7,733,213     (a)116,577    (a)244,779
                                                                  (b)81,731        (b)73,721        (b)73,418     (b)2,218,551

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)$9.848    (a)$11.379
                                                                  (b)N/A           (b)N/A            (b)$9.848    (b)$11.265
 Ending AUV...................................................... (a)N/A            (a)$9.848       (a)$11.379    (a)$10.370
                                                                  (b)N/A            (b)$9.848       (b)$11.265    (b)$10.276
 Ending Number of AUs............................................ (a)N/A           (a)31,400        (a)270,390    (a)581,615
                                                                  (b)N/A           (b)31,400        (b)0          (b)330,075

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.970       (a)$12.620       (a)$13.343    (a)$17.527
                                                                  (b)$12.451       (b)$12.036       (b)$12.643    (b)$16.029
 Ending AUV...................................................... (a)$12.620       (a)$13.343       (a)$17.527    (a)$16.108
                                                                  (b)$12.036       (b)$12.643       (b)$16.029    (b)$15.208
 Ending Number of AUs............................................ (a)378,586       (a)345,908       (a)792        (a)11,615
                                                                  (b)3,383         (b)3,383         (b)3,383      (b)122,135

------------------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                                (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10      12/31/11
================================================================= ============== ============= =============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$6.607      (a)$8.523     (a)$9.275
                                                                  (b)$6.604      (b)$8.498     (b)$9.224
 Ending AUV...................................................... (a)$8.523      (a)$9.275     (a)$9.014
                                                                   (b)$8.498      (b)$9.224     (b)$8.942
 Ending Number of AUs............................................ (a)16          (a)206        (a)5,006
                                                                  (b)0           (b)3,149      (b)6,584

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.300      (a)$9.454    (a)$10.514
                                                                   (b)$7.301      (b)$9.431    (b)$10.462
 Ending AUV......................................................  (a)$9.454     (a)$10.514    (a)$10.625
                                                                   (b)$9.431     (b)$10.462    (b)$10.547
 Ending Number of AUs............................................ (a)3,328       (a)5,474      (a)52,629
                                                                  (b)1,796       (b)11,085     (b)38,412

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.461     (a)$10.054    (a)$11.863
                                                                   (b)$7.463     (b)$10.027    (b)$11.803
 Ending AUV...................................................... (a)$10.054     (a)$11.863    (a)$10.961
                                                                  (b)$10.027     (b)$11.803    (b)$10.879
 Ending Number of AUs............................................ (a)14          (a)14         (a)0
                                                                  (b)0           (b)0          (b)2,239

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.362      (a)$8.362     (a)$9.549
                                                                   (b)$6.359      (b)$8.342     (b)$9.502
 Ending AUV......................................................  (a)$8.362      (a)$9.549     (a)$9.227
                                                                   (b)$8.342      (b)$9.502     (b)$9.158
 Ending Number of AUs............................................ (a)4,838       (a)45,158     (a)160,552
                                                                  (b)2,838       (b)26,972     (b)83,405

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.868      (a)$8.977     (a)$9.941
                                                                   (b)$6.867      (b)$8.957     (b)$9.893
 Ending AUV......................................................  (a)$8.977      (a)$9.941     (a)$9.590
                                                                   (b)$8.957      (b)$9.893     (b)$9.521
 Ending Number of AUs............................................ (a)5,552       (a)55,306     (a)202,016
                                                                  (b)3,311       (b)31,257     (b)102,677

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.314      (a)$7.910     (a)$9.167
                                                                   (b)$6.316      (b)$7.899     (b)$9.131
 Ending AUV......................................................  (a)$7.910      (a)$9.167     (a)$8.498
                                                                   (b)$7.899      (b)$9.131     (b)$8.444
 Ending Number of AUs............................................ (a)2,201       (a)27,846     (a)91,851
                                                                  (b)1,252       (b)11,987     (b)44,469

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.466      (a)$9.759    (a)$10.592
                                                                   (b)$7.462      (b)$9.711    (b)$10.513
 Ending AUV......................................................  (a)$9.759     (a)$10.592    (a)$10.189
                                                                   (b)$9.711     (b)$10.513    (b)$10.088
 Ending Number of AUs............................................ (a)14          (a)1,443      (a)3,570
                                                                  (b)0           (b)0          (b)3,349

------------------------------------------------------------------



                                                                       FISCAL          FISCAL           FISCAL
                                                                        YEAR            YEAR             YEAR
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12        12/31/13         12/31/14
================================================================= =============== ================ ================
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$9.014       (a)$10.261       (a)$12.538
                                                                  (b)$8.942       (b)$10.155       (b)$12.376
 Ending AUV...................................................... (a)$10.261      (a)$12.538       (a)$12.728
                                                                    (b)$10.155       (b)$12.376       (b)$12.533
 Ending Number of AUs............................................ (a)11,239       (a)16,213        (a)24,348
                                                                  (b)6,290        (b)5,697         (b)12,812

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................   (a)$10.625       (a)$11.815       (a)$13.289
                                                                    (b)$10.547       (b)$11.698       (b)$13.125
 Ending AUV......................................................   (a)$11.815       (a)$13.289       (a)$13.723
                                                                    (b)$11.698       (b)$13.125       (b)$13.520
 Ending Number of AUs............................................ (a)111,503      (a)166,029       (a)264,636
                                                                  (b)41,347       (b)51,191        (b)68,173

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A          (a)N/A           (a)N/A
                                                                  (b)N/A          (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A           (a)N/A
                                                                  (b)N/A          (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A          (a)N/A           (a)N/A
                                                                  (b)N/A          (b)N/A           (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................   (a)$10.961       (a)$12.269       (a)$13.637
                                                                    (b)$10.879       (b)$12.147       (b)$16.721
 Ending AUV......................................................   (a)$12.269       (a)$13.637       (a)$18.078
                                                                    (b)$12.147       (b)$16.721       (b)$17.809
 Ending Number of AUs............................................ (a)0            (a)0             (a)0
                                                                  (b)2,190        (b)1,903         (b)1,962

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$9.227       (a)$10.832       (a)$14.505
                                                                     (b)$9.158       (b)$10.724       (b)$14.325
 Ending AUV......................................................   (a)$10.832       (a)$14.505       (a)$15.620
                                                                    (b)$10.724       (b)$14.325       (b)$15.388
 Ending Number of AUs............................................ (a)186,970      (a)173,621       (a)173,551
                                                                  (b)99,029       (b)87,782        (b)99,864

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$9.590       (a)$10.824       (a)$14.294
                                                                     (b)$9.521       (b)$10.719       (b)$14.120
 Ending AUV......................................................   (a)$10.824       (a)$14.294       (a)$15.515
                                                                    (b)$10.719       (b)$14.120       (b)$15.288
 Ending Number of AUs............................................ (a)244,560      (a)225,904       (a)219,653
                                                                  (b)127,484      (b)129,823       (b)128,717

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$8.498        (a)$9.402       (a)$12.613
                                                                     (b)$8.444        (b)$9.318       (b)$12.470
 Ending AUV......................................................    (a)$9.402       (a)$12.613       (a)$13.403
                                                                     (b)$9.318       (b)$12.470       (b)$13.218
 Ending Number of AUs............................................ (a)113,289      (a)97,558        (a)91,670
                                                                  (b)62,992       (b)55,322        (b)54,487

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................   (a)$10.189       (a)$11.698       (a)$15.831
                                                                    (b)$10.088       (b)$11.552       (b)$15.595
 Ending AUV......................................................   (a)$11.698       (a)$15.831       (a)$17.796
                                                                    (b)$11.552       (b)$15.595       (b)$17.487
 Ending Number of AUs............................................ (a)12,501       (a)13,680        (a)13,098
                                                                  (b)4,492        (b)5,555         (b)7,239

------------------------------------------------------------------



                                                                       FISCAL           FISCAL          FISCAL         FISCAL
                                                                        YEAR             YEAR            YEAR           YEAR
                                                                        ENDED            ENDED          ENDED          ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16        12/31/17       12/31/18
================================================================= ================ ================ ============= ===============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.728       (a)$11.783       (a)$13.165    (a)$14.784
                                                                  (b)$12.533       (b)$11.574       (b)$12.898    (b)$13.621
 Ending AUV...................................................... (a)$11.783       (a)$13.165       (a)$14.784    (a)$13.204
                                                                     (b)$11.574       (b)$12.898    (b)$13.621      (b)$12.651
 Ending Number of AUs............................................ (a)29,195        (a)26,214        (a)0          (a)3,105
                                                                  (b)18,908        (b)21,736        (b)0          (b)33,063

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$13.723       (a)$12.590    (a)$14.171      (a)$15.566
                                                                     (b)$13.520       (b)$12.373    (b)$13.892      (b)$14.449
 Ending AUV......................................................    (a)$12.590       (a)$14.171    (a)$15.566      (a)$14.725
                                                                     (b)$12.373       (b)$13.892    (b)$14.449      (b)$14.134
 Ending Number of AUs............................................ (a)281,435       (a)273,332       (a)0          (a)2,142
                                                                  (b)97,441        (b)115,234       (b)0          (b)115,830

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)$9.917       (a)$9.863
                                                                  (b)N/A           (b)N/A            (b)$9.901       (b)$9.733
 Ending AUV...................................................... (a)N/A               (a)$9.917     (a)$9.863       (a)$9.894
                                                                  (b)N/A               (b)$9.901     (b)$9.733       (b)$9.789
 Ending Number of AUs............................................ (a)N/A           (a)49,630        (a)1,661      (a)6,059
                                                                  (b)N/A           (b)6,421         (b)0          (b)136,232

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$18.078       (a)$18.692    (a)$18.451      (a)$24.145
                                                                     (b)$17.809       (b)$18.368    (b)$18.451      (b)$21.781
 Ending AUV......................................................    (a)$18.692       (a)$18.451    (a)$24.145      (a)$22.939
                                                                     (b)$18.368       (b)$18.451    (b)$21.781      (b)$21.837
 Ending Number of AUs............................................ (a)2,528         (a)1,690         (a)0          (a)388
                                                                  (b)1,728         (b)1,690         (b)0          (b)2,694

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$15.620       (a)$14.464    (a)$16.703      (a)$19.826
                                                                     (b)$15.388       (b)$14.213    (b)$16.372      (b)$18.292
 Ending AUV......................................................    (a)$14.464       (a)$16.703    (a)$19.826      (a)$17.174
                                                                     (b)$14.213       (b)$16.372    (b)$18.292      (b)$16.353
 Ending Number of AUs............................................ (a)182,981       (a)193,826       (a)0          (a)2,288
                                                                  (b)109,828       (b)109,749       (b)0          (b)104,230

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$15.515       (a)$14.807    (a)$17.456      (a)$20.108
                                                                     (b)$15.288       (b)$14.554    (b)$17.115      (b)$18.538
 Ending AUV......................................................    (a)$14.807       (a)$17.456    (a)$20.108      (a)$17.175
                                                                     (b)$14.554       (b)$17.115    (b)$18.538      (b)$16.349
 Ending Number of AUs............................................ (a)222,819       (a)232,899       (a)0          (a)577
                                                                  (b)141,446       (b)140,702       (b)0          (b)143,439

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$13.403       (a)$12.851    (a)$14.857      (a)$17.073
                                                                     (b)$13.218       (b)$12.642    (b)$14.578      (b)$15.701
 Ending AUV......................................................    (a)$12.851       (a)$14.857    (a)$17.073      (a)$15.503
                                                                     (b)$12.642       (b)$14.578    (b)$15.701      (b)$14.719
 Ending Number of AUs............................................ (a)91,612        (a)84,400        (a)0          (a)0
                                                                  (b)48,231        (b)50,572        (b)0          (b)47,053

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$17.796       (a)$19.495    (a)$19.736      (a)$26.179
                                                                     (b)$17.487       (b)$19.109    (b)$19.297      (b)$23.954
 Ending AUV......................................................    (a)$19.495       (a)$19.736    (a)$26.179      (a)$26.411
                                                                     (b)$19.109       (b)$19.297    (b)$23.954      (b)$25.139
 Ending Number of AUs............................................ (a)17,194        (a)28,422        (a)183        (a)559
                                                                  (b)7,703         (b)8,604         (b)0          (b)30,398

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/09      12/31/10      12/31/11
================================================================= ============== ============ =============
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.372      (a)$9.864   (a)$12.222
                                                                   (b)$7.373      (b)$9.844   (b)$12.167
 Ending AUV......................................................  (a)$9.864     (a)$12.222   (a)$11.073
                                                                   (b)$9.844     (b)$12.167   (b)$10.995
 Ending Number of AUs............................................ (a)4,941       (a)45,875    (a)177,083
                                                                  (b)2,907       (b)25,746    (b)93,507

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.759   (a)$11.481
                                                                  (b)N/A         (b)$10.757   (b)$11.446
 Ending AUV...................................................... (a)N/A         (a)$11.481   (a)$11.385
                                                                  (b)N/A         (b)$11.446   (b)$11.321
 Ending Number of AUs............................................ (a)N/A         (a)84,794    (a)168,563
                                                                  (b)N/A         (b)25,299    (b)60,547

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.215   (a)$11.173
                                                                  (b)N/A         (b)$10.214   (b)$11.130
 Ending AUV...................................................... (a)N/A         (a)$11.173   (a)$10.301
                                                                  (b)N/A         (b)$11.130   (b)$10.236
 Ending Number of AUs............................................ (a)N/A         (a)447       (a)19,914
                                                                  (b)N/A         (b)0         (b)474

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.303   (a)$11.155
                                                                  (b)N/A         (b)$10.301   (b)$11.122
 Ending AUV...................................................... (a)N/A         (a)$11.155   (a)$10.620
                                                                  (b)N/A         (b)$11.122   (b)$10.562
 Ending Number of AUs............................................ (a)N/A         (a)19,595    (a)147,135
                                                                  (b)N/A         (b)6,668     (b)25,168

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.617   (a)$11.425
                                                                  (b)N/A         (b)$10.615   (b)$11.396
 Ending AUV...................................................... (a)N/A         (a)$11.425   (a)$11.063
                                                                  (b)N/A         (b)$11.396   (b)$11.007
 Ending Number of AUs............................................ (a)N/A         (a)69,284    (a)275,629
                                                                  (b)N/A         (b)14,422    (b)125,666

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.675      (a)$9.248   (a)$10.223
                                                                   (b)$7.674      (b)$9.220   (b)$10.167
 Ending AUV......................................................  (a)$9.248     (a)$10.223   (a)$10.190
                                                                   (b)$9.220     (b)$10.167   (b)$10.109
 Ending Number of AUs............................................ (a)6,788       (a)6,647     (a)12,771
                                                                  (b)1,837       (b)1,816     (b)12,147

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.598     (a)$10.333   (a)$11.362
                                                                   (b)$7.597     (b)$10.310   (b)$11.309
 Ending AUV...................................................... (a)$10.333     (a)$11.362   (a)$10.190
                                                                  (b)$10.310     (b)$11.309   (b)$10.117
 Ending Number of AUs............................................ (a)18,857      (a)75,937    (a)268,689
                                                                  (b)4,411       (b)37,282    (b)133,047

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.814      (a)$8.806   (a)$10.285
                                                                   (b)$6.813      (b)$8.787   (b)$10.237
 Ending AUV......................................................  (a)$8.806     (a)$10.285    (a)$9.688
                                                                   (b)$8.787     (b)$10.237    (b)$9.619
 Ending Number of AUs............................................ (a)3,572       (a)32,367    (a)97,206
                                                                  (b)4,470       (b)25,955    (b)67,648

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/12      12/31/13      12/31/14      12/31/15
================================================================= ============= ============= ============= =============
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.073    (a)$12.930    (a)$17.544    (a)$18.852
                                                                  (b)$10.995    (b)$12.807    (b)$17.334    (b)$18.580
 Ending AUV...................................................... (a)$12.930    (a)$17.544    (a)$18.852    (a)$17.478
                                                                  (b)$12.807    (b)$17.334    (b)$18.580    (b)$17.183
 Ending Number of AUs............................................ (a)210,448    (a)184,326    (a)178,074    (a)181,686
                                                                  (b)113,827    (b)110,557    (b)111,794    (b)120,468

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.385    (a)$12.441    (a)$13.691    (a)$14.233
                                                                  (b)$11.321    (b)$12.341    (b)$13.546    (b)$14.047
 Ending AUV...................................................... (a)$12.441    (a)$13.691    (a)$14.233    (a)$13.862
                                                                  (b)$12.341    (b)$13.546    (b)$14.047    (b)$13.648
 Ending Number of AUs............................................ (a)187,172    (a)212,707    (a)312,322    (a)310,489
                                                                  (b)103,832    (b)130,959    (b)146,551    (b)89,536

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$10.301    (a)$11.679    (a)$14.260    (a)$14.812
                                                                  (b)$10.236    (b)$11.577    (b)$14.099    (b)$14.608
 Ending AUV...................................................... (a)$11.679    (a)$14.260    (a)$14.812    (a)$14.347
                                                                  (b)$11.577    (b)$14.099    (b)$14.608    (b)$14.114
 Ending Number of AUs............................................ (a)19,248     (a)18,645     (a)24,284     (a)23,578
                                                                  (b)462        (b)27,111     (b)39,332     (b)48,049

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$10.620    (a)$11.834    (a)$13.702    (a)$14.222
                                                                  (b)$10.562    (b)$11.739    (b)$13.559    (b)$14.038
 Ending AUV...................................................... (a)$11.834    (a)$13.702    (a)$14.222    (a)$13.794
                                                                  (b)$11.739    (b)$13.559    (b)$14.038    (b)$13.581
 Ending Number of AUs............................................ (a)141,387    (a)142,855    (a)152,427    (a)166,201
                                                                  (b)43,915     (b)66,031     (b)70,000     (b)70,608

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.063    (a)$12.205    (a)$13.785    (a)$14.323
                                                                  (b)$11.007    (b)$12.113    (b)$13.647    (b)$14.144
 Ending AUV...................................................... (a)$12.205    (a)$13.785    (a)$14.323    (a)$13.906
                                                                  (b)$12.113    (b)$13.647    (b)$14.144    (b)$13.699
 Ending Number of AUs............................................ (a)273,159    (a)299,445    (a)294,336    (a)288,436
                                                                  (b)132,049    (b)142,799    (b)154,264    (b)144,460

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.190    (a)$11.646    (a)$14.182    (a)$14.709
                                                                  (b)$10.109    (b)$11.524    (b)$13.998    (b)$14.483
 Ending AUV...................................................... (a)$11.646    (a)$14.182    (a)$14.709    (a)$14.677
                                                                  (b)$11.524    (b)$13.998    (b)$14.483    (b)$14.415
 Ending Number of AUs............................................ (a)27,011     (a)74,226     (a)132,311    (a)134,090
                                                                  (b)12,266     (b)14,544     (b)38,086     (b)38,737

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.190    (a)$12.294    (a)$15.635    (a)$15.737
                                                                  (b)$10.117    (b)$12.176    (b)$15.445    (b)$15.507
 Ending AUV...................................................... (a)$12.294    (a)$15.635    (a)$15.737    (a)$16.568
                                                                  (b)$12.176    (b)$15.445    (b)$15.507    (b)$16.285
 Ending Number of AUs............................................ (a)296,107    (a)275,903    (a)277,608    (a)255,984
                                                                  (b)150,432    (b)138,739    (b)141,161    (b)136,052

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.688    (a)$11.241    (a)$14.397    (a)$15.375
                                                                   (b)$9.619    (b)$11.133    (b)$14.223    (b)$15.151
 Ending AUV...................................................... (a)$11.241    (a)$14.397    (a)$15.375    (a)$16.169
                                                                  (b)$11.133    (b)$14.223    (b)$15.151    (b)$15.893
 Ending Number of AUs............................................ (a)125,403    (a)134,270    (a)157,033    (a)146,571
                                                                  (b)69,968     (b)86,889     (b)96,486     (b)99,898

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/16      12/31/17      12/31/18
================================================================= ============= ============= =============
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.478    (a)$21.506    (a)$24.499
                                                                  (b)$17.183    (b)$21.090    (b)$22.584
 Ending AUV...................................................... (a)$21.506    (a)$24.499    (a)$20.507
                                                                  (b)$21.090    (b)$22.584    (b)$19.528
 Ending Number of AUs............................................ (a)172,040    (a)866        (a)3,112
                                                                  (b)111,541    (b)0          (b)115,164

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$13.862    (a)$14.400    (a)$16.114
                                                                  (b)$13.648    (b)$14.141    (b)$14.618
 Ending AUV...................................................... (a)$14.400    (a)$16.114    (a)$15.300
                                                                  (b)$14.141    (b)$14.618    (b)$14.555
 Ending Number of AUs............................................ (a)298,603    (a)388        (a)26,847
                                                                  (b)86,330     (b)0          (b)60,691

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.347    (a)$14.976    (a)$17.883
                                                                  (b)$14.114    (b)$14.696    (b)$16.198
 Ending AUV...................................................... (a)$14.976    (a)$17.883    (a)$16.405
                                                                  (b)$14.696    (b)$16.198    (b)$15.578
 Ending Number of AUs............................................ (a)34,575     (a)9,216      (a)37,992
                                                                  (b)49,334     (b)0          (b)99,966

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$13.794    (a)$14.386    (a)$16.798
                                                                  (b)$13.581    (b)$14.129    (b)$15.216
 Ending AUV...................................................... (a)$14.386    (a)$16.798    (a)$15.620
                                                                  (b)$14.129    (b)$15.216    (b)$14.836
 Ending Number of AUs............................................ (a)168,385    (a)2,144      (a)40,427
                                                                  (b)79,976     (b)0          (b)111,657

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$13.906    (a)$14.492    (a)$16.655
                                                                  (b)$13.699    (b)$14.240    (b)$15.090
 Ending AUV...................................................... (a)$14.492    (a)$16.655    (a)$15.647
                                                                  (b)$14.240    (b)$15.090    (b)$14.863
 Ending Number of AUs............................................ (a)275,910    (a)0          (a)19,860
                                                                  (b)135,607    (b)0          (b)112,302

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.677    (a)$15.806    (a)$18.479
                                                                  (b)$14.415    (b)$15.485    (b)$16.944
 Ending AUV...................................................... (a)$15.806    (a)$18.479    (a)$17.375
                                                                  (b)$15.485    (b)$16.944    (b)$16.548
 Ending Number of AUs............................................ (a)217,667    (a)47,302     (a)185,134
                                                                  (b)69,753     (b)0          (b)342,284

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.568    (a)$16.410    (a)$21.726
                                                                  (b)$16.285    (b)$16.090    (b)$20.038
 Ending AUV...................................................... (a)$16.410    (a)$21.726    (a)$19.484
                                                                  (b)$16.090    (b)$20.038    (b)$18.552
 Ending Number of AUs............................................ (a)288,890    (a)0          (a)0
                                                                  (b)141,093    (b)0          (b)121,736

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.169    (a)$17.425    (a)$22.513
                                                                  (b)$15.893    (b)$17.086    (b)$20.770
 Ending AUV...................................................... (a)$17.425    (a)$22.513    (a)$22.138
                                                                  (b)$17.086    (b)$20.770    (b)$21.081
 Ending Number of AUs............................................ (a)146,346    (a)0          (a)889
                                                                  (b)104,133    (b)0          (b)124,273

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL       FISCAL
                                                                                     YEAR         YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/09      12/31/10     12/31/11
================================================================= ============== ============ ============
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.835      (a)$8.697    (a)$9.535
                                                                   (b)$6.836      (b)$8.680    (b)$9.492
 Ending AUV......................................................  (a)$8.697      (a)$9.535    (a)$9.210
                                                                   (b)$8.680      (b)$9.492    (b)$9.146
 Ending Number of AUs............................................ (a)15,361      (a)28,696    (a)58,298
                                                                  (b)569         (b)9,755     (b)22,941

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST
Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.007      (a)$9.129   (a)$10.810
                                                                   (b)$7.006      (b)$9.109   (b)$10.759
 Ending AUV......................................................  (a)$9.129     (a)$10.810   (a)$10.071
                                                                   (b)$9.109     (b)$10.759    (b)$9.998
 Ending Number of AUs............................................ (a)15          (a)150       (a)1,608
                                                                  (b)0           (b)407       (b)1,273

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.245     (a)$10.152    (a)$9.972
                                                                  (b)$10.248     (b)$10.126    (b)$9.922
 Ending AUV...................................................... (a)$10.152      (a)$9.972    (a)$9.792
                                                                  (b)$10.126      (b)$9.922    (b)$9.718
 Ending Number of AUs............................................ (a)235         (a)234       (a)0
                                                                  (b)0           (b)9,962     (b)0

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.124      (a)$9.108   (a)$10.471
                                                                   (b)$7.121      (b)$9.057   (b)$10.384
 Ending AUV......................................................  (a)$9.108     (a)$10.471   (a)$11.617
                                                                   (b)$9.057     (b)$10.384   (b)$11.493
 Ending Number of AUs............................................ (a)14          (a)2,212     (a)4,060
                                                                  (b)0           (b)319       (b)9,714

------------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL         FISCAL
                                                                      YEAR          YEAR          YEAR           YEAR
                                                                      ENDED        ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                                 12/31/12      12/31/13      12/31/14       12/31/15
================================================================= ============ ============= ============= ================
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.210   (a)$10.651    (a)$13.994    (a)$15.233
                                                                   (b)$9.146   (b)$10.550    (b)$13.828    (b)$15.014
 Ending AUV...................................................... (a)$10.651   (a)$13.994    (a)$15.233    (a)$15.212
                                                                  (b)$10.550   (b)$13.828    (b)$15.014    (b)$14.956
 Ending Number of AUs............................................ (a)69,852    (a)75,110     (a)85,727     (a)137,150
                                                                  (b)28,512    (b)29,197     (b)34,483     (b)38,381

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$10.000   (a)$10.062    (a)$11.936    (a)$12.099
                                                                   (b)$9.999   (b)$10.082    (b)$11.929    (b)$12.062
 Ending AUV...................................................... (a)$10.062   (a)$11.936    (a)$12.099    (a)$11.781
                                                                  (b)$10.082   (b)$11.929    (b)$12.062    (b)$11.716
 Ending Number of AUs............................................ (a)3,129     (a)222,123    (a)670,425    (a)2,617,149
                                                                  (b)0         (b)40,521     (b)159,139    (b)517,345

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.071   (a)$10.686    (a)$13.246    (a)$16.282
                                                                   (b)$9.998   (b)$10.583    (b)$13.085    (b)$16.044
 Ending AUV...................................................... (a)$10.686   (a)$13.246    (a)$16.282    (a)$17.648
                                                                  (b)$10.583   (b)$13.085    (b)$16.044    (b)$17.347
 Ending Number of AUs............................................ (a)2,799     (a)2,801      (a)4,220      (a)6,584
                                                                  (b)1,844     (b)4,030      (b)8,927      (b)14,924

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.792    (a)$9.617     (a)$9.445     (a)$9.274
                                                                   (b)$9.718    (b)$9.521     (b)$9.327     (b)$9.135
 Ending AUV......................................................  (a)$9.617    (a)$9.445     (a)$9.274     (a)$9.112
                                                                   (b)$9.521    (b)$9.327     (b)$9.135     (b)$8.953
 Ending Number of AUs............................................ (a)3,322     (a)14,561     (a)94,767     (a)207,284
                                                                  (b)30,637    (b)15,092     (b)15,651     (b)58,298

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.617   (a)$13.019    (a)$17.514    (a)$19.100
                                                                  (b)$11.493   (b)$12.848    (b)$17.241    (b)$18.754
 Ending AUV...................................................... (a)$13.019   (a)$17.514    (a)$19.100    (a)$19.195
                                                                  (b)$12.848   (b)$17.241    (b)$18.754    (b)$18.800
 Ending Number of AUs............................................ (a)15,219    (a)20,777     (a)27,770     (a)32,425
                                                                  (b)12,260    (b)12,073     (b)21,960     (b)29,288

------------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                       FISCAL          FISCAL         FISCAL
                                                                        YEAR            YEAR           YEAR
                                                                        ENDED          ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/16        12/31/17       12/31/18
================================================================= ================ ============= ================
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.212       (a)$16.699    (a)$20.584
                                                                  (b)$14.956       (b)$15.862    (b)$18.983
 Ending AUV...................................................... (a)$16.699       (a)$20.584    (a)$19.930
                                                                  (b)$15.862       (b)$18.983    (b)$18.976
 Ending Number of AUs............................................ (a)159,229       (a)606        (a)805
                                                                  (b)1,225         (b)0          (b)68,812

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3
Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$11.781       (a)$12.443    (a)$14.170
                                                                  (b)$11.716       (b)$10.007    (b)$13.551
 Ending AUV...................................................... (a)$12.443       (a)$14.170    (a)$13.288
                                                                  (b)$10.007       (b)$13.551    (b)$12.994
 Ending Number of AUs............................................ (a)5,126,729     (a)149,425    (a)470,731
                                                                  (b)6,763         (b)0          (b)1,536,606

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A           (a)$11.336    (a)$11.961
                                                                  (b)N/A           (b)$11.234    (b)$11.526
 Ending AUV...................................................... (a)$11.336       (a)$11.961    (a)$11.351
                                                                  (b)$11.234       (b)$11.526    (b)$11.098
 Ending Number of AUs............................................ (a)21,911        (a)5,148      (a)28,202
                                                                  (b)5,323         (b)0          (b)32,288

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)$10.398    (a)$11.537
                                                                  (b)N/A           (b)$10.359    (b)$11.360
 Ending AUV...................................................... (a)$10.398       (a)$11.537    (a)$10.749
                                                                  (b)$10.359       (b)$11.360    (b)$10.623
 Ending Number of AUs............................................ (a)2,641,586     (a)98,509     (a)225,401
                                                                  (b)40,434        (b)0          (b)964,365

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.648       (a)$20.302    (a)$27.627
                                                                  (b)$17.347       (b)$19.905    (b)$25.339
 Ending AUV...................................................... (a)$20.302       (a)$27.627    (a)$25.031
                                                                  (b)$19.905       (b)$25.339    (b)$23.851
 Ending Number of AUs............................................ (a)12,699        (a)0          (a)0
                                                                  (b)17,198        (b)0          (b)17,968

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.112        (a)$8.964     (a)$9.096
                                                                   (b)$8.953        (b)$8.786     (b)$8.343
 Ending AUV......................................................  (a)$8.964        (a)$9.096     (a)$9.102
                                                                   (b)$8.786        (b)$8.343     (b)$8.662
 Ending Number of AUs............................................ (a)432,456       (a)3,771      (a)39,003
                                                                  (b)96,275        (b)0          (b)88,382

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$19.195       (a)$22.289    (a)$26.513
                                                                  (b)$18.800       (b)$21.090    (b)$24.515
 Ending AUV...................................................... (a)$22.289       (a)$26.513    (a)$26.063
                                                                  (b)$21.090       (b)$24.515    (b)$24.882
 Ending Number of AUs............................................ (a)42,150        (a)0          (a)145
                                                                  (b)921           (b)0          (b)52,578

------------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A         (a)$8.526
                                                                  (b)N/A           (b)N/A         (b)$8.503
 Ending Number of AUs............................................ (a)N/A           (a)N/A        (a)0
                                                                  (b)N/A           (b)N/A        (b)1,622

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10      12/31/11
================================================================= ============== ============= =============
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.304     (a)$12.410    (a)$13.559
                                                                  (b)$10.300     (b)$12.380    (b)$13.493
 Ending AUV...................................................... (a)$12.410     (a)$13.559    (a)$14.206
                                                                  (b)$12.380     (b)$13.493    (b)$14.102
 Ending Number of AUs............................................ (a)4,693       (a)50,478     (a)182,776
                                                                  (b)2,878       (b)23,784     (b)81,083

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$4.808      (a)$6.600     (a)$7.792
                                                                   (b)$4.809      (b)$6.588     (b)$7.758
 Ending AUV......................................................  (a)$6.600      (a)$7.792     (a)$8.297
                                                                   (b)$6.588      (b)$7.758     (b)$8.240
 Ending Number of AUs............................................ (a)4,766       (a)34,505     (a)123,402
                                                                  (b)2,842       (b)21,778     (b)73,949

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.695      (a)$8.532    (a)$10.652
                                                                   (b)$6.692      (b)$8.510    (b)$10.599
 Ending AUV......................................................  (a)$8.532     (a)$10.652    (a)$10.150
                                                                   (b)$8.510     (b)$10.599    (b)$10.074
 Ending Number of AUs............................................ (a)2,407       (a)26,158     (a)104,272
                                                                  (b)1,374       (b)16,185     (b)58,182

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/12      12/31/13      12/31/14      12/31/15
================================================================= ============= ============= ============= =============
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.206    (a)$15.585    (a)$15.560    (a)$16.210
                                                                  (b)$14.102    (b)$15.431    (b)$15.369    (b)$15.971
 Ending AUV...................................................... (a)$15.585    (a)$15.560    (a)$16.210    (a)$15.766
                                                                  (b)$15.431    (b)$15.369    (b)$15.971    (b)$15.494
 Ending Number of AUs............................................ (a)256,907    (a)325,604    (a)368,746    (a)403,159
                                                                  (b)115,067    (b)145,922    (b)168,273    (b)181,184

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.297     (a)$9.577     (a)$9.234    (a)$11.799
                                                                   (b)$8.240     (b)$9.488     (b)$9.125    (b)$11.631
 Ending AUV......................................................  (a)$9.577     (a)$9.234    (a)$11.799    (a)$11.829
                                                                   (b)$9.488     (b)$9.125    (b)$11.631    (b)$11.632
 Ending Number of AUs............................................ (a)149,240    (a)178,899    (a)144,160    (a)139,172
                                                                  (b)87,983     (b)104,436    (b)91,362     (b)86,195

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.150    (a)$11.779    (a)$15.702    (a)$15.463
                                                                  (b)$10.074    (b)$11.662    (b)$15.506    (b)$15.233
 Ending AUV...................................................... (a)$11.779    (a)$15.702    (a)$15.463    (a)$14.091
                                                                  (b)$11.662    (b)$15.506    (b)$15.233    (b)$13.846
 Ending Number of AUs............................................ (a)120,729    (a)105,964    (a)110,428    (a)116,879
                                                                  (b)68,452     (b)60,244     (b)60,940     (b)66,111

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/16      12/31/17      12/31/18
================================================================= ============= ============= =============
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.766    (a)$16.882    (a)$18.134
                                                                  (b)$15.494    (b)$16.018    (b)$16.710
 Ending AUV...................................................... (a)$16.882    (a)$18.134    (a)$17.377
                                                                  (b)$16.018    (b)$16.710    (b)$16.544
 Ending Number of AUs............................................ (a)751,197    (a)18,068     (a)40,252
                                                                  (b)1,213      (b)0          (b)240,506

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.829    (a)$12.653    (a)$13.448
                                                                  (b)$11.632    (b)$12.410    (b)$12.383
 Ending AUV...................................................... (a)$12.653    (a)$13.448    (a)$12.397
                                                                  (b)$12.410    (b)$12.383    (b)$11.794
 Ending Number of AUs............................................ (a)137,209    (a)81         (a)427
                                                                  (b)83,565     (b)0          (b)77,561

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$10.020
                                                                  (b)N/A        (b)N/A        (b)$10.001
 Ending AUV...................................................... (a)N/A        (a)$10.020     (a)$9.817
                                                                  (b)N/A        (b)$10.001     (b)$9.769
 Ending Number of AUs............................................ (a)N/A        (a)1,960      (a)11,856
                                                                  (b)N/A        (b)0          (b)15,133

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A         (a)$9.920
                                                                  (b)N/A        (b)N/A         (b)$9.902
 Ending AUV...................................................... (a)N/A         (a)$9.920     (a)$9.839
                                                                  (b)N/A         (b)$9.902     (b)$9.790
 Ending Number of AUs............................................ (a)N/A        (a)0          (a)27,806
                                                                  (b)N/A        (b)0          (b)6,732

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.091    (a)$18.159    (a)$20.096
                                                                  (b)$13.846    (b)$17.799    (b)$18.520
 Ending AUV...................................................... (a)$18.159    (a)$20.096    (a)$17.281
                                                                  (b)$17.799    (b)$18.520    (b)$16.444
 Ending Number of AUs............................................ (a)102,601    (a)441        (a)1,310
                                                                  (b)57,211     (b)0          (b)61,610

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A         (a)$9.347
                                                                  (b)N/A        (b)N/A         (b)$9.322
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)46,402
                                                                  (b)N/A        (b)N/A        (b)12,964

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A         (a)$9.160
                                                                  (b)N/A        (b)N/A         (b)$9.135
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)15,249
                                                                  (b)N/A        (b)N/A        (b)7,733

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A         (a)$8.958
                                                                  (b)N/A        (b)N/A         (b)$8.934
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)99,703
                                                                  (b)N/A        (b)N/A        (b)11,907

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10      12/31/11
================================================================= ============== ============= =============
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.942     (a)$12.131    (a)$12.695
                                                                  (b)$10.944     (b)$12.111    (b)$12.641
 Ending AUV...................................................... (a)$12.131     (a)$12.695    (a)$13.218
                                                                  (b)$12.111     (b)$12.641    (b)$13.130
 Ending Number of AUs............................................ (a)2,011       (a)20,018     (a)52,196
                                                                  (b)1,310       (b)6,623      (b)26,315

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION
PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.903      (a)$9.524    (a)$11.659
                                                                   (b)$7.902      (b)$9.504    (b)$11.606
 Ending AUV......................................................  (a)$9.524     (a)$11.659    (a)$11.208
                                                                   (b)$9.504     (b)$11.606    (b)$11.129
 Ending Number of AUs............................................ (a)2,508       (a)23,190     (a)96,374
                                                                  (b)1,450       (b)15,045     (b)56,848

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL         FISCAL
                                                                       YEAR          YEAR          YEAR           YEAR
                                                                      ENDED         ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/12      12/31/13      12/31/14       12/31/15
================================================================= ============= ============= ============= ================
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$13.218    (a)$13.520    (a)$12.841    (a)$12.601
                                                                  (b)$13.130    (b)$13.396    (b)$12.692    (b)$12.423
 Ending AUV...................................................... (a)$13.520    (a)$12.841    (a)$12.601    (a)$12.051
                                                                  (b)$13.396    (b)$12.692    (b)$12.423    (b)$11.851
 Ending Number of AUs............................................ (a)93,200     (a)146,014    (a)204,175    (a)249,224
                                                                  (b)45,281     (b)66,194     (b)77,523     (b)99,369

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) - SAST
Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.208    (a)$12.974    (a)$17.604    (a)$17.979
                                                                  (b)$11.129    (b)$12.850    (b)$17.392    (b)$17.719
 Ending AUV...................................................... (a)$12.974    (a)$17.604    (a)$17.979    (a)$17.586
                                                                  (b)$12.850    (b)$17.392    (b)$17.719    (b)$17.288
 Ending Number of AUs............................................ (a)111,867    (a)96,443     (a)95,022     (a)92,036
                                                                  (b)65,884     (b)56,527     (b)55,909     (b)55,164

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$11.021    (a)$11.776
                                                                  (b)N/A        (b)N/A        (b)$11.002    (b)$11.727
 Ending AUV...................................................... (a)N/A        (a)$11.021    (a)$11.776    (a)$11.360
                                                                  (b)N/A        (b)$11.002    (b)$11.727    (b)$11.284
 Ending Number of AUs............................................ (a)N/A        (a)137,337    (a)608,738    (a)2,888,634
                                                                  (b)N/A        (b)45,998     (b)168,801    (b)627,348

------------------------------------------------------------------



                                                                       FISCAL          FISCAL         FISCAL
                                                                        YEAR            YEAR           YEAR
                                                                        ENDED          ENDED          ENDED
VARIABLE PORTFOLIOS                                                   12/31/16        12/31/17       12/31/18
================================================================= ================ ============= ===============
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.051       (a)$12.021    (a)$12.941
                                                                  (b)$11.851       (b)$11.793    (b)$11.915
 Ending AUV...................................................... (a)$12.021       (a)$12.941    (a)$12.445
                                                                  (b)$11.793       (b)$11.915    (b)$11.850
 Ending Number of AUs............................................ (a)460,579       (a)17,731     (a)45,836
                                                                  (b)145,284       (b)0          (b)178,331

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION
PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)$10.299
                                                                  (b)N/A           (b)N/A        (b)$10.280
 Ending AUV...................................................... (a)N/A           (a)$10.299     (a)$9.312
                                                                  (b)N/A           (b)$10.280     (b)$9.266
 Ending Number of AUs............................................ (a)N/A           (a)0          (a)11,379
                                                                  (b)N/A           (b)0          (b)55,707

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)$11.006
                                                                  (b)N/A           (b)N/A        (b)$10.927
 Ending AUV...................................................... (a)N/A           (a)$11.006    (a)$10.349
                                                                  (b)N/A           (b)$10.927    (b)$10.270
 Ending Number of AUs............................................ (a)N/A           (a)7,235      (a)97,924
                                                                  (b)N/A           (b)0          (b)148,034

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)$11.309
                                                                  (b)N/A           (b)N/A        (b)$11.228
 Ending AUV...................................................... (a)N/A           (a)$11.309    (a)$10.422
                                                                  (b)N/A           (b)$11.228    (b)$10.343
 Ending Number of AUs............................................ (a)N/A           (a)233,771    (a)304,968
                                                                  (b)N/A           (b)0          (b)91,451

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)$11.478
                                                                  (b)N/A           (b)N/A        (b)$11.396
 Ending AUV...................................................... (a)N/A           (a)$11.478    (a)$10.473
                                                                  (b)N/A           (b)$11.396    (b)$10.394
 Ending Number of AUs............................................ (a)N/A           (a)79,691     (a)294,106
                                                                  (b)N/A           (b)0          (b)399,847

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)$10.348
                                                                  (b)N/A           (b)N/A        (b)$10.329
 Ending AUV...................................................... (a)N/A           (a)$10.348     (a)$8.770
                                                                  (b)N/A           (b)$10.329     (b)$8.727
 Ending Number of AUs............................................ (a)N/A           (a)0          (a)564
                                                                  (b)N/A           (b)0          (b)921

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.586       (a)$17.994    (a)$22.633
                                                                  (b)$17.288       (b)$17.645    (b)$20.869
 Ending AUV...................................................... (a)$17.994       (a)$22.633    (a)$21.251
                                                                  (b)$17.645       (b)$20.869    (b)$20.235
 Ending Number of AUs............................................ (a)107,154       (a)48         (a)129
                                                                  (b)55,463        (b)0          (b)41,236

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$11.360       (a)$12.318    (a)$13.468
                                                                  (b)$11.284       (b)$10.287    (b)$12.975
 Ending AUV...................................................... (a)$12.318       (a)$13.468    (a)$11.959
                                                                  (b)$10.287       (b)$12.975    (b)$11.691
 Ending Number of AUs............................................ (a)4,563,131     (a)184,004    (a)419,505
                                                                  (b)37,543        (b)0          (b)1,781,306

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                  INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/09       12/31/10      12/31/11
================================================================ ============== ============= =============
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$7.329      (a)$9.322    (a)$10.776
                                                                  (b)$7.329      (b)$9.303    (b)$10.727
 Ending AUV.....................................................  (a)$9.322     (a)$10.776    (a)$10.458
                                                                  (b)$9.303     (b)$10.727    (b)$10.384
 Ending Number of AUs........................................... (a)1,854       (a)8,499      (a)37,302
                                                                 (b)1,063       (b)7,433      (b)26,974

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.045      (a)$9.797    (a)$10.788
                                                                  (b)$8.042      (b)$9.774    (b)$10.736
 Ending AUV.....................................................  (a)$9.797     (a)$10.788    (a)$10.864
                                                                  (b)$9.774     (b)$10.736    (b)$10.784
 Ending Number of AUs........................................... (a)13          (a)13         (a)3,313
                                                                 (b)1,733       (b)2,768      (b)3,945

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.141     (a)$12.204    (a)$14.241
                                                                  (b)$8.140     (b)$12.179    (b)$14.177
 Ending AUV..................................................... (a)$12.204     (a)$14.241    (a)$10.364
                                                                 (b)$12.179     (b)$14.177    (b)$10.291
 Ending Number of AUs........................................... (a)130         (a)8,581      (a)40,222
                                                                 (b)1           (b)4,039      (b)14,133

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$6.524      (a)$8.224     (a)$9.027
                                                                  (b)$6.525      (b)$8.198     (b)$8.977
 Ending AUV.....................................................  (a)$8.224      (a)$9.027     (a)$9.630
                                                                  (b)$8.198      (b)$8.977     (b)$9.553
 Ending Number of AUs........................................... (a)15          (a)511        (a)53,162
                                                                 (b)0           (b)69         (b)30,771

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$6.552      (a)$8.645     (a)$9.733
                                                                  (b)$6.550      (b)$8.613     (b)$9.672
 Ending AUV.....................................................  (a)$8.645      (a)$9.733     (a)$8.588
                                                                  (b)$8.613      (b)$9.672     (b)$8.513
 Ending Number of AUs........................................... (a)16          (a)2,651      (a)10,168
                                                                 (b)0           (b)1,092      (b)4,743

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$11.461     (a)$12.237    (a)$12.813
                                                                 (b)$11.462     (b)$12.214    (b)$12.756
 Ending AUV..................................................... (a)$12.237     (a)$12.813    (a)$13.419
                                                                 (b)$12.214     (b)$12.756    (b)$13.327
 Ending Number of AUs........................................... (a)25,751      (a)114,728    (a)366,855
                                                                 (b)6,326       (b)51,862     (b)173,849

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$7.746      (a)$9.819    (a)$12.129
                                                                  (b)$7.743      (b)$9.794    (b)$12.067
 Ending AUV.....................................................  (a)$9.819     (a)$12.129    (a)$11.234
                                                                  (b)$9.794     (b)$12.067    (b)$11.149
 Ending Number of AUs........................................... (a)13          (a)7,722      (a)36,367
                                                                 (b)0           (b)4,809      (b)21,196

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/12      12/31/13      12/31/14      12/31/15
================================================================ ============= ============= ============= =============
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.458    (a)$11.455    (a)$15.194    (a)$16.640
                                                                 (b)$10.384    (b)$11.347    (b)$15.012    (b)$16.401
 Ending AUV..................................................... (a)$11.455    (a)$15.194    (a)$16.640    (a)$16.429
                                                                 (b)$11.347    (b)$15.012    (b)$16.401    (b)$16.151
 Ending Number of AUs........................................... (a)49,716     (a)47,422     (a)47,989     (a)47,844
                                                                 (b)33,935     (b)31,665     (b)31,084     (b)31,631

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.864    (a)$12.101    (a)$14.237    (a)$15.622
                                                                 (b)$10.784    (b)$11.982    (b)$14.062    (b)$15.392
 Ending AUV..................................................... (a)$12.101    (a)$14.237    (a)$15.622    (a)$15.386
                                                                 (b)$11.982    (b)$14.062    (b)$15.392    (b)$15.122
 Ending Number of AUs........................................... (a)32,850     (a)35,007     (a)43,315     (a)57,178
                                                                 (b)4,106      (b)6,678      (b)29,275     (b)26,218

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.364    (a)$12.118    (a)$11.528    (a)$10.682
                                                                 (b)$10.291    (b)$12.003    (b)$11.390    (b)$10.529
 Ending AUV..................................................... (a)$12.118    (a)$11.528    (a)$10.682     (a)$9.016
                                                                 (b)$12.003    (b)$11.390    (b)$10.529     (b)$8.864
 Ending Number of AUs........................................... (a)42,756     (a)52,907     (a)62,093     (a)68,433
                                                                 (b)18,674     (b)24,057     (b)25,075     (b)28,959

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$9.630    (a)$10.785    (a)$13.992    (a)$15.720
                                                                  (b)$9.553    (b)$10.671    (b)$13.810    (b)$15.478
 Ending AUV..................................................... (a)$10.785    (a)$13.992    (a)$15.720    (a)$15.142
                                                                 (b)$10.671    (b)$13.810    (b)$15.478    (b)$14.871
 Ending Number of AUs........................................... (a)117,074    (a)111,919    (a)110,054    (a)116,816
                                                                 (b)56,561     (b)55,766     (b)72,196     (b)82,909

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.588     (a)$9.884    (a)$12.282    (a)$12.600
                                                                  (b)$8.513     (b)$9.773    (b)$12.114    (b)$12.397
 Ending AUV.....................................................  (a)$9.884    (a)$12.282    (a)$12.600    (a)$12.254
                                                                  (b)$9.773    (b)$12.114    (b)$12.397    (b)$12.026
 Ending Number of AUs........................................... (a)11,743     (a)12,189     (a)15,667     (a)15,612
                                                                 (b)5,089      (b)3,823      (b)8,317      (b)8,115

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$13.419    (a)$14.174    (a)$13.455    (a)$13.886
                                                                 (b)$13.327    (b)$14.041    (b)$13.296    (b)$13.687
 Ending AUV..................................................... (a)$14.174    (a)$13.455    (a)$13.886    (a)$13.656
                                                                 (b)$14.041    (b)$13.296    (b)$13.687    (b)$13.427
 Ending Number of AUs........................................... (a)500,339    (a)659,087    (a)721,954    (a)731,937
                                                                 (b)247,424    (b)332,163    (b)339,617    (b)335,545

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$11.234    (a)$12.837    (a)$18.002    (a)$19.722
                                                                 (b)$11.149    (b)$12.708    (b)$17.776    (b)$19.427
 Ending AUV..................................................... (a)$12.837    (a)$18.002    (a)$19.722    (a)$19.998
                                                                 (b)$12.708    (b)$17.776    (b)$19.427    (b)$19.649
 Ending Number of AUs........................................... (a)45,591     (a)42,570     (a)47,302     (a)48,642
                                                                 (b)25,857     (b)22,397     (b)22,976     (b)23,856

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/16      12/31/17      12/31/18
================================================================ ============= ============= =============
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$16.429    (a)$15.942    (a)$20.890
                                                                 (b)$16.151    (b)$15.634    (b)$19.281
 Ending AUV..................................................... (a)$15.942    (a)$20.890    (a)$20.866
                                                                 (b)$15.634    (b)$19.281    (b)$19.883
 Ending Number of AUs........................................... (a)53,480     (a)0          (a)0
                                                                 (b)35,257     (b)0          (b)25,728

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$15.386    (a)$16.236    (a)$18.686
                                                                 (b)$15.122    (b)$15.917    (b)$17.225
 Ending AUV..................................................... (a)$16.236    (a)$18.686    (a)$17.000
                                                                 (b)$15.917    (b)$17.225    (b)$16.228
 Ending Number of AUs........................................... (a)46,866     (a)4,670      (a)9,856
                                                                 (b)27,507     (b)0          (b)76,895

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$9.016     (a)$9.828    (a)$14.087
                                                                  (b)$8.864     (b)$9.638    (b)$12.997
 Ending AUV.....................................................  (a)$9.828    (a)$14.087    (a)$11.200
                                                                  (b)$9.638    (b)$12.997    (b)$10.666
 Ending Number of AUs........................................... (a)75,511     (a)77         (a)479
                                                                 (b)30,957     (b)0          (b)30,958

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$15.142    (a)$17.228    (a)$20.678
                                                                 (b)$14.871    (b)$16.877    (b)$18.689
 Ending AUV..................................................... (a)$17.228    (a)$20.678    (a)$19.482
                                                                 (b)$16.877    (b)$18.689    (b)$18.400
 Ending Number of AUs........................................... (a)133,644    (a)0          (a)0
                                                                 (b)89,325     (b)0          (b)94,472

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$12.254    (a)$12.749    (a)$16.045
                                                                 (b)$12.026    (b)$12.481    (b)$14.717
 Ending AUV..................................................... (a)$12.749    (a)$16.045    (a)$14.067
                                                                 (b)$12.481    (b)$14.717    (b)$13.310
 Ending Number of AUs........................................... (a)16,321     (a)297        (a)1,261
                                                                 (b)8,093      (b)0          (b)7,918

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$13.656    (a)$13.900    (a)$14.660
                                                                 (b)$13.427    (b)$13.633    (b)$13.422
 Ending AUV..................................................... (a)$13.900    (a)$14.660    (a)$14.390
                                                                 (b)$13.633    (b)$13.422    (b)$13.608
 Ending Number of AUs........................................... (a)952,560    (a)14,243     (a)43,734
                                                                 (b)389,099    (b)0          (b)419,064

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$19.998    (a)$19.731    (a)$25.758
                                                                 (b)$19.649    (b)$19.339    (b)$23.709
 Ending AUV..................................................... (a)$19.731    (a)$25.758    (a)$24.158
                                                                 (b)$19.339    (b)$23.709    (b)$23.004
 Ending Number of AUs........................................... (a)58,710     (a)0          (a)0
                                                                 (b)28,773     (b)0          (b)27,291

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A         (a)$9.592
                                                                 (b)N/A        (b)N/A         (b)$9.566
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)0
                                                                 (b)N/A        (b)N/A        (b)5,938

-----------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/09      12/31/10      12/31/11
================================================================= ============== ============ =============
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$6.871       (a)$9.015    (a)$9.957
                                                                  (b)$6.870       (b)$8.996    (b)$9.912
 Ending AUV...................................................... (a)$9.015       (a)$9.957    (a)$9.390
                                                                  (b)$8.996       (b)$9.912    (b)$9.323
 Ending Number of AUs............................................ (a)10,626      (a)45,331    (a)161,832
                                                                  (b)4,947       (b)31,105    (b)84,186

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$7.571       (a)$9.632   (a)$10.670
                                                                  (b)$7.571       (b)$9.612   (b)$10.621
 Ending AUV...................................................... (a)$9.632      (a)$10.670    (a)$9.919
                                                                  (b)$9.612      (b)$10.621    (b)$9.849
 Ending Number of AUs............................................ (a)1,720       (a)16,662    (a)59,032
                                                                  (b)1,028       (b)9,189     (b)35,852

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$7.651       (a)$9.724   (a)$10.646
                                                                  (b)$7.649       (b)$9.702   (b)$10.595
 Ending AUV...................................................... (a)$9.724      (a)$10.646   (a)$10.282
                                                                  (b)$9.702      (b)$10.595   (b)$10.207
 Ending Number of AUs............................................ (a)4,160       (a)47,051    (a)167,366
                                                                  (b)2,440       (b)24,002    (b)84,625

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$8.244       (a)$9.757   (a)$10.571
                                                                  (b)$8.245       (b)$9.738   (b)$10.525
 Ending AUV...................................................... (a)$9.757      (a)$10.571   (a)$10.609
                                                                  (b)$9.738      (b)$10.525   (b)$10.536
 Ending Number of AUs............................................ (a)12          (a)9,987     (a)28,624
                                                                  (b)1,739       (b)5,350     (b)10,217

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/12      12/31/13      12/31/14      12/31/15
================================================================= ============= ============= ============= =============
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.390    (a)$10.421    (a)$13.717    (a)$14.416
                                                                   (b)$9.323    (b)$10.321    (b)$13.552    (b)$14.207
 Ending AUV...................................................... (a)$10.421    (a)$13.717    (a)$14.416    (a)$14.380
                                                                  (b)$10.321    (b)$13.552    (b)$14.207    (b)$14.137
 Ending Number of AUs............................................ (a)206,697    (a)194,334    (a)208,546    (a)199,496
                                                                  (b)106,964    (b)101,748    (b)104,276    (b)109,087

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.919    (a)$10.897    (a)$14.374    (a)$15.840
                                                                   (b)$9.849    (b)$10.793    (b)$14.202    (b)$15.611
 Ending AUV...................................................... (a)$10.897    (a)$14.374    (a)$15.840    (a)$16.281
                                                                  (b)$10.793    (b)$14.202    (b)$15.611    (b)$16.005
 Ending Number of AUs............................................ (a)69,660     (a)67,489     (a)64,907     (a)78,184
                                                                  (b)31,691     (b)27,614     (b)28,820     (b)28,945

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.282    (a)$12.063    (a)$15.657    (a)$17.093
                                                                  (b)$10.207    (b)$11.945    (b)$15.465    (b)$16.841
 Ending AUV...................................................... (a)$12.063    (a)$15.657    (a)$17.093    (a)$16.867
                                                                  (b)$11.945    (b)$15.465    (b)$16.841    (b)$16.577
 Ending Number of AUs............................................ (a)205,987    (a)192,843    (a)188,748    (a)188,093
                                                                  (b)103,033    (b)95,220     (b)91,651     (b)95,058

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.609    (a)$11.628    (a)$13.626    (a)$14.550
                                                                  (b)$10.536    (b)$11.519    (b)$13.464    (b)$14.341
 Ending AUV...................................................... (a)$11.628    (a)$13.626    (a)$14.550    (a)$14.260
                                                                  (b)$11.519    (b)$13.464    (b)$14.341    (b)$14.021
 Ending Number of AUs............................................ (a)38,719     (a)37,874     (a)39,033     (a)48,820
                                                                  (b)14,415     (b)14,059     (b)18,509     (b)28,929

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/16      12/31/17      12/31/18
================================================================= ============= ============= =============
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$10.491
                                                                  (b)N/A        (b)N/A        (b)$10.472
 Ending AUV...................................................... (a)N/A        (a)$10.491     (a)$9.854
                                                                  (b)N/A        (b)$10.472     (b)$9.805
 Ending Number of AUs............................................ (a)N/A        (a)0          (a)0
                                                                  (b)N/A        (b)0          (b)1,685

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A         (a)$9.300
                                                                  (b)N/A        (b)N/A         (b)$9.275
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)374
                                                                  (b)N/A        (b)N/A        (b)3,525

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.380    (a)$16.226    (a)$19.714
                                                                  (b)$14.137    (b)$15.912    (b)$18.192
 Ending AUV...................................................... (a)$16.226    (a)$19.714    (a)$17.761
                                                                  (b)$15.912    (b)$18.192    (b)$16.909
 Ending Number of AUs............................................ (a)205,957    (a)0          (a)0
                                                                  (b)108,280    (b)0          (b)99,094

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$19.714
                                                                  (b)N/A        (b)N/A        (b)$18.192
 Ending AUV...................................................... (a)N/A        (a)$19.714     (a)$9.561
                                                                  (b)N/A        (b)$18.192     (b)$9.514
 Ending Number of AUs............................................ (a)N/A        (a)0          (a)16,086
                                                                  (b)N/A        (b)0          (b)49,604

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.281    (a)$17.049    (a)$21.931
                                                                  (b)$16.005    (b)$16.719    (b)$20.111
 Ending AUV...................................................... (a)$17.049    (a)$21.931    (a)$20.490
                                                                  (b)$16.719    (b)$20.111    (b)$19.412
 Ending Number of AUs............................................ (a)97,528     (a)443        (a)1,362
                                                                  (b)31,632     (b)0          (b)29,168

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.867    (a)$18.042    (a)$22.369
                                                                  (b)$16.577    (b)$17.688    (b)$20.683
 Ending AUV...................................................... (a)$18.042    (a)$22.369    (a)$20.865
                                                                  (b)$17.688    (b)$20.683    (b)$19.920
 Ending Number of AUs............................................ (a)208,650    (a)0          (a)0
                                                                  (b)101,445    (b)0          (b)85,612

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.260    (a)$15.315    (a)$17.319
                                                                  (b)$14.021    (b)$15.021    (b)$15.958
 Ending AUV...................................................... (a)$15.315    (a)$17.319    (a)$16.094
                                                                  (b)$15.021    (b)$15.958    (b)$15.325
 Ending Number of AUs............................................ (a)63,525     (a)6,730      (a)9,548
                                                                  (b)41,801     (b)0          (b)72,142

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$10.285
                                                                  (b)N/A        (b)N/A        (b)$10.266
 Ending AUV...................................................... (a)N/A        (a)$10.285     (a)$9.108
                                                                  (b)N/A        (b)$10.266     (b)$9.063
 Ending Number of AUs............................................ (a)N/A        (a)2,034      (a)0
                                                                  (b)N/A        (b)0          (b)0

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/09      12/31/10      12/31/11
================================================================= ============== ============ =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.886      (a)$9.406   (a)$10.047
                                                                   (b)$6.887      (b)$9.384    (b)$9.999
 Ending AUV......................................................  (a)$9.406     (a)$10.047    (a)$8.448
                                                                   (b)$9.384      (b)$9.999    (b)$8.386
 Ending Number of AUs............................................ (a)15          (a)3,015     (a)8,893
                                                                  (b)0           (b)0         (b)1,128

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.794      (a)$8.476    (a)$9.777
                                                                   (b)$6.793      (b)$8.435    (b)$9.703
 Ending AUV......................................................  (a)$8.476      (a)$9.777    (a)$9.616
                                                                   (b)$8.435      (b)$9.703    (b)$9.520
 Ending Number of AUs............................................ (a)15          (a)15        (a)0
                                                                  (b)0           (b)0         (b)0

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.501     (a)$10.300   (a)$11.546
                                                                   (b)$8.503     (b)$10.261   (b)$11.472
 Ending AUV...................................................... (a)$10.300     (a)$11.546   (a)$11.474
                                                                  (b)$10.261     (b)$11.472   (b)$11.371
 Ending Number of AUs............................................ (a)12          (a)12        (a)48
                                                                  (b)1,650       (b)1,610     (b)3,988

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.581      (a)$9.718   (a)$10.965
                                                                   (b)$7.580      (b)$9.694   (b)$10.911
 Ending AUV......................................................  (a)$9.718     (a)$10.965   (a)$11.259
                                                                   (b)$9.694     (b)$10.911   (b)$11.174
 Ending Number of AUs............................................ (a)690         (a)14,276    (a)35,447
                                                                  (b)432         (b)2,699     (b)13,201

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$5.753      (a)$7.837    (a)$8.264
                                                                   (b)$5.751      (b)$7.807    (b)$8.211
 Ending AUV......................................................  (a)$7.837      (a)$8.264    (a)$7.015
                                                                   (b)$7.807      (b)$8.211    (b)$6.952
 Ending Number of AUs............................................ (a)18          (a)271       (a)1,166
                                                                  (b)0           (b)6,417     (b)11,894

------------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL         FISCAL
                                                                      YEAR          YEAR          YEAR           YEAR
                                                                      ENDED        ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                                 12/31/12      12/31/13      12/31/14       12/31/15
================================================================= ============ ============= ============= ================
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.448    (a)$9.761    (a)$11.594    (a)$10.450
                                                                   (b)$8.386    (b)$9.665    (b)$11.452    (b)$10.296
 Ending AUV......................................................  (a)$9.761   (a)$11.594    (a)$10.450    (a)$10.317
                                                                   (b)$9.665   (b)$11.452    (b)$10.296    (b)$10.140
 Ending Number of AUs............................................ (a)13,992    (a)17,080     (a)24,653     (a)27,074
                                                                  (b)5,611     (b)7,375      (b)11,063     (b)13,986

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.616   (a)$11.063    (a)$14.295    (a)$15.545
                                                                   (b)$9.520   (b)$10.925    (b)$14.082    (b)$15.275
 Ending AUV...................................................... (a)$11.063   (a)$14.295    (a)$15.545    (a)$15.765
                                                                  (b)$10.925   (b)$14.082    (b)$15.275    (b)$15.453
 Ending Number of AUs............................................ (a)430       (a)6,853      (a)11,201     (a)13,934
                                                                  (b)1,327     (b)3,479      (b)10,434     (b)12,895

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.474   (a)$12.647    (a)$14.681    (a)$15.533
                                                                  (b)$11.371   (b)$12.502    (b)$14.477    (b)$15.279
 Ending AUV...................................................... (a)$12.647   (a)$14.681    (a)$15.533    (a)$15.031
                                                                  (b)$12.502   (b)$14.477    (b)$15.279    (b)$14.748
 Ending Number of AUs............................................ (a)559       (a)538        (a)2,327      (a)15,529
                                                                  (b)7,142     (b)8,788      (b)10,117     (b)13,644

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)$10.834    (a)$11.360
                                                                  (b)N/A       (b)N/A        (b)$10.816    (b)$11.313
 Ending AUV...................................................... (a)N/A       (a)$10.834    (a)$11.360    (a)$10.784
                                                                  (b)N/A       (b)$10.816    (b)$11.313    (b)$10.713
 Ending Number of AUs............................................ (a)N/A       (a)117,827    (a)616,138    (a)2,334,274
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.259   (a)$12.968    (a)$13.779    (a)$13.682
                                                                  (b)$11.174   (b)$12.839    (b)$13.608    (b)$13.479
 Ending AUV...................................................... (a)$12.968   (a)$13.779    (a)$13.682    (a)$12.893
                                                                  (b)$12.839   (b)$13.608    (b)$13.479    (b)$12.670
 Ending Number of AUs............................................ (a)64,832    (a)74,190     (a)85,301     (a)94,734
                                                                  (b)26,170    (b)31,949     (b)32,754     (b)42,463

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.015    (a)$8.377    (a)$10.067     (a)$8.975
                                                                   (b)$6.952    (b)$8.282     (b)$9.927     (b)$8.828
 Ending AUV......................................................  (a)$8.377   (a)$10.067     (a)$8.975     (a)$8.695
                                                                   (b)$8.282    (b)$9.927     (b)$8.828     (b)$8.532
 Ending Number of AUs............................................ (a)909       (a)1,020      (a)8,812      (a)9,145
                                                                  (b)10,886    (b)10,591     (b)16,937     (b)17,997

------------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                       FISCAL          FISCAL         FISCAL
                                                                        YEAR            YEAR           YEAR
                                                                        ENDED          ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/16        12/31/17       12/31/18
================================================================= ================ ============= ================
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.317        (a)$9.960    (a)$12.552
                                                                  (b)$10.140        (b)$9.765    (b)$11.566
 Ending AUV......................................................  (a)$9.960       (a)$12.552    (a)$10.654
                                                                   (b)$9.765       (b)$11.566    (b)$10.138
 Ending Number of AUs............................................ (a)59,477        (a)0          (a)0
                                                                  (b)22,766        (b)0          (b)32,191

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.765       (a)$17.333    (a)$20.422
                                                                  (b)$15.453       (b)$16.947    (b)$18.578
 Ending AUV...................................................... (a)$17.333       (a)$20.422    (a)$18.548
                                                                  (b)$16.947       (b)$18.578    (b)$17.598
 Ending Number of AUs............................................ (a)35,231        (a)0          (a)0
                                                                  (b)19,053        (b)0          (b)21,334

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.031       (a)$16.395    (a)$18.799
                                                                  (b)$14.748       (b)$16.046    (b)$17.106
 Ending AUV...................................................... (a)$16.395       (a)$18.799    (a)$17.697
                                                                  (b)$16.046       (b)$17.106    (b)$16.810
 Ending Number of AUs............................................ (a)30,152        (a)0          (a)998
                                                                  (b)9,877         (b)0          (b)9,848

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$10.784       (a)$11.367    (a)$13.128
                                                                  (b)$10.713        (b)$9.727    (b)$12.648
 Ending AUV...................................................... (a)$11.367       (a)$13.128    (a)$12.047
                                                                   (b)$9.727       (b)$12.648    (b)$11.777
 Ending Number of AUs............................................ (a)4,694,303     (a)51,143     (a)160,377
                                                                  (b)N/A           (b)0          (b)1,084,587

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.893       (a)$15.012    (a)$16.632
                                                                  (b)$12.670       (b)$14.715    (b)$15.278
 Ending AUV...................................................... (a)$15.012       (a)$16.632    (a)$15.773
                                                                  (b)$14.715       (b)$15.278    (b)$14.981
 Ending Number of AUs............................................ (a)93,441        (a)1,154      (a)2,776
                                                                  (b)53,419        (b)0          (b)51,828

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A           (a)$10.242    (a)$12.189
                                                                  (b)N/A           (b)$10.242    (b)$12.067
 Ending AUV...................................................... (a)$10.242       (a)$12.189    (a)$10.993
                                                                  (b)$10.242       (b)$12.067    (b)$10.894
 Ending Number of AUs............................................ (a)2,425         (a)29,289     (a)85,748
                                                                  (b)2,425         (b)0          (b)51,590

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.695        (a)$8.691    (a)$10.888
                                                                   (b)$8.532        (b)$8.506    (b)$10.002
 Ending AUV......................................................  (a)$8.691       (a)$10.888     (a)$8.845
                                                                   (b)$8.506       (b)$10.002     (b)$8.416
 Ending Number of AUs............................................ (a)16,142        (a)595        (a)1,854
                                                                  (b)15,391        (b)0          (b)14,696

------------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)$10.844    (a)$12.142
                                                                  (b)N/A           (b)$10.804    (b)$11.955
 Ending AUV...................................................... (a)$10.844       (a)$12.142    (a)$10.920
                                                                  (b)$10.804       (b)$11.955    (b)$10.792
 Ending Number of AUs............................................ (a)2,159,352     (a)105,679    (a)178,339
                                                                  (b)6,248         (b)0          (b)685,474

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/09      12/31/10      12/31/11
================================================================= ============== ============ =============
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.116      (a)$9.408    (a)$9.558
                                                                   (b)$7.117      (b)$9.390    (b)$9.516
 Ending AUV......................................................  (a)$9.408      (a)$9.558    (a)$8.316
                                                                   (b)$9.390      (b)$9.516    (b)$8.259
 Ending Number of AUs............................................ (a)7,466       (a)80,826    (a)334,728
                                                                  (b)5,714       (b)50,838    (b)182,561

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.034     (a)$10.786   (a)$13.034
                                                                   (b)$8.025     (b)$10.754   (b)$12.962
 Ending AUV...................................................... (a)$10.786     (a)$13.034   (a)$11.929
                                                                  (b)$10.754     (b)$12.962   (b)$11.834
 Ending Number of AUs............................................ (a)2,149       (a)20,205    (a)86,558
                                                                  (b)1,281       (b)14,561    (b)45,019

------------------------------------------------------------------



                                                                       FISCAL            FISCAL            FISCAL
                                                                        YEAR              YEAR              YEAR
                                                                        ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/12          12/31/13          12/31/14
================================================================= ================ ================= =================
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.316        (a)$9.792        (a)$11.898
                                                                   (b)$8.259        (b)$9.701        (b)$11.757
 Ending AUV......................................................  (a)$9.792       (a)$11.898        (a)$10.925
                                                                   (b)$9.701       (b)$11.757        (b)$10.769
 Ending Number of AUs............................................ (a)381,069       (a)370,176        (a)413,143
                                                                  (b)210,225       (b)202,299        (b)223,393

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV...................................................  (a)$9.999       (a)$10.540        (a)$12.187
                                                                   (b)$9.999       (b)$10.516        (b)$12.129
 Ending AUV...................................................... (a)$10.540       (a)$12.187        (a)$12.550
                                                                  (b)$10.516       (b)$12.129        (b)$12.458
 Ending Number of AUs............................................ (a)3,430,969     (a)10,161,109     (a)19,798,493
                                                                  (b)1,737,331     (b)4,753,288      (b)7,191,559

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV...................................................  (a)$9.999       (a)$10.426        (a)$12.098
                                                                   (b)$9.999       (b)$10.415        (b)$12.055
 Ending AUV...................................................... (a)$10.426       (a)$12.098        (a)$12.456
                                                                  (b)$10.415       (b)$12.055        (b)$12.381
 Ending Number of AUs............................................ (a)237,739       (a)4,646,920      (a)12,903,833
                                                                  (b)161,296       (b)1,360,629      (b)3,480,818

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.929       (a)$14.552        (a)$19.461
                                                                  (b)$11.834       (b)$14.400        (b)$19.210
 Ending AUV...................................................... (a)$14.552       (a)$19.461        (a)$22.083
                                                                  (b)$14.400       (b)$19.210        (b)$21.744
 Ending Number of AUs............................................ (a)106,443       (a)104,933        (a)102,941
                                                                  (b)48,892        (b)43,884         (b)45,493

------------------------------------------------------------------



                                                                        FISCAL            FISCAL          FISCAL
                                                                         YEAR              YEAR            YEAR
                                                                        ENDED             ENDED           ENDED
VARIABLE PORTFOLIOS                                                    12/31/15          12/31/16        12/31/17
================================================================= ================= ================= =============
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)$10.157
                                                                  (b)N/A            (b)N/A            (b)$10.138
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)0
                                                                  (b)N/A            (b)N/A            (b)0

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)$10.292
                                                                  (b)N/A            (b)N/A            (b)$10.273
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)0
                                                                  (b)N/A            (b)N/A            (b)0

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)$10.588
                                                                  (b)N/A            (b)N/A            (b)$10.548
 Ending AUV...................................................... (a)N/A            (a)$10.588        (a)$12.465
                                                                  (b)N/A            (b)$10.548        (b)$12.273
 Ending Number of AUs............................................ (a)N/A            (a)3,390,246      (a)234,749
                                                                  (b)N/A            (b)3,239          (b)0

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.925        (a)$10.258        (a)$10.243
                                                                  (b)$10.769        (b)$10.086        (b)$10.046
 Ending AUV...................................................... (a)$10.258        (a)$10.243        (a)$12.574
                                                                  (b)$10.086        (b)$10.046        (b)$11.584
 Ending Number of AUs............................................ (a)424,540        (a)454,813        (a)259
                                                                  (b)229,197        (b)239,057        (b)0

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$12.550        (a)$11.749        (a)$12.121
                                                                  (b)$12.458        (b)$11.634         (b)$9.350
 Ending AUV...................................................... (a)$11.749        (a)$12.121        (a)$14.480
                                                                  (b)$11.634         (b)$9.350        (b)$13.701
 Ending Number of AUs............................................ (a)28,739,140     (a)30,738,285     (a)186,776
                                                                  (b)9,597,631      (b)5,499          (b)0

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$12.456        (a)$11.629        (a)$12.070
                                                                  (b)$12.381        (b)$11.530        (b)$11.938
 Ending AUV...................................................... (a)$11.629        (a)$12.070        (a)$14.220
                                                                  (b)$11.530        (b)$11.938        (b)$13.549
 Ending Number of AUs............................................ (a)20,141,779     (a)20,818,730     (a)229,431
                                                                  (b)4,919,044      (b)5,149,976      (b)0

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)$10.395
                                                                  (b)N/A            (b)N/A            (b)$10.376
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)3,954
                                                                  (b)N/A            (b)N/A            (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$22.083        (a)$23.642        (a)$23.741
                                                                  (b)$21.744        (b)$23.220        (b)$22.535
 Ending AUV...................................................... (a)$23.642        (a)$23.741        (a)$31.763
                                                                  (b)$23.220        (b)$22.535        (b)$29.273
 Ending Number of AUs............................................ (a)112,079        (a)125,052        (a)0
                                                                  (b)54,171         (b)862            (b)0

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.157
                                                                  (b)$10.138
 Ending AUV......................................................  (a)$8.847
                                                                   (b)$8.803
 Ending Number of AUs............................................ (a)0
                                                                  (b)790

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.292
                                                                  (b)$10.273
 Ending AUV......................................................  (a)$9.590
                                                                   (b)$9.543
 Ending Number of AUs............................................ (a)144,936
                                                                  (b)78,630

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$12.465
                                                                  (b)$12.273
 Ending AUV...................................................... (a)$11.446
                                                                  (b)$11.313
 Ending Number of AUs............................................ (a)566,930
                                                                  (b)1,375,884

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.574
                                                                  (b)$11.584
 Ending AUV...................................................... (a)$10.396
                                                                   (b)$9.894
 Ending Number of AUs............................................ (a)1,040
                                                                  (b)209,665

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$14.480
                                                                  (b)$13.701
 Ending AUV...................................................... (a)$13.337
                                                                  (b)$12.971
 Ending Number of AUs............................................ (a)397,736
                                                                  (b)9,986,161

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$14.220
                                                                  (b)$13.549
 Ending AUV...................................................... (a)$13.046
                                                                  (b)$12.713
 Ending Number of AUs............................................ (a)407,304
                                                                  (b)4,860,628

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.395
                                                                  (b)$10.376
 Ending AUV......................................................  (a)$9.512
                                                                   (b)$9.465
 Ending Number of AUs............................................ (a)258,427
                                                                  (b)553,428

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$31.763
                                                                  (b)$29.273
 Ending AUV...................................................... (a)$31.087
                                                                  (b)$29.569
 Ending Number of AUs............................................ (a)0
                                                                  (b)46,264

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-19

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10      12/31/11
================================================================= ============== ============= =============
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.882     (a)$11.134    (a)$11.510
                                                                  (b)$10.887     (b)$11.116    (b)$11.462
 Ending AUV...................................................... (a)$11.134     (a)$11.510    (a)$12.136
                                                                  (b)$11.116     (b)$11.462    (b)$12.056
 Ending Number of AUs............................................ (a)6,134       (a)46,535     (a)143,516
                                                                  (b)3,771       (b)21,729     (b)66,518

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$11.305    (a)$11.425
                                                                  (b)N/A         (b)$11.304    (b)$11.399
 Ending AUV...................................................... (a)N/A         (a)$11.425    (a)$11.955
                                                                  (b)N/A         (b)$11.399    (b)$11.898
 Ending Number of AUs............................................ (a)N/A         (a)66,712     (a)214,281
                                                                  (b)N/A         (b)27,059     (b)93,052

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$5.307      (a)$7.064     (a)$8.428
                                                                   (b)$5.304      (b)$7.033     (b)$8.369
 Ending AUV......................................................  (a)$7.064      (a)$8.428     (a)$8.134
                                                                   (b)$7.033      (b)$8.369     (b)$8.057
 Ending Number of AUs............................................ (a)19          (a)2,261      (a)8,758
                                                                  (b)0           (b)695        (b)4,569

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/12      12/31/13      12/31/14      12/31/15
================================================================= ============= ============= ============= =============
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.136    (a)$12.403    (a)$11.957    (a)$12.382
                                                                  (b)$12.056    (b)$12.290    (b)$11.819    (b)$12.208
 Ending AUV...................................................... (a)$12.403    (a)$11.957    (a)$12.382    (a)$12.258
                                                                  (b)$12.290    (b)$11.819    (b)$12.208    (b)$12.055
 Ending Number of AUs............................................ (a)209,453    (a)287,242    (a)330,543    (a)409,878
                                                                  (b)105,949    (b)144,548    (b)151,977    (b)166,161

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.955    (a)$12.248    (a)$11.456    (a)$11.493
                                                                  (b)$11.898    (b)$12.159    (b)$11.345    (b)$11.353
 Ending AUV...................................................... (a)$12.248    (a)$11.456    (a)$11.493    (a)$11.191
                                                                  (b)$12.159    (b)$11.345    (b)$11.353    (b)$11.027
 Ending Number of AUs............................................ (a)296,057    (a)376,332    (a)436,487    (a)487,477
                                                                  (b)135,401    (b)179,700    (b)186,612    (b)198,792

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.134     (a)$9.308    (a)$13.101    (a)$12.970
                                                                   (b)$8.057     (b)$9.197    (b)$12.912    (b)$12.752
 Ending AUV......................................................  (a)$9.308    (a)$13.101    (a)$12.970    (a)$12.620
                                                                   (b)$9.197    (b)$12.912    (b)$12.752    (b)$12.376
 Ending Number of AUs............................................ (a)8,982      (a)8,003      (a)7,854      (a)8,603
                                                                  (b)7,199      (b)7,150      (b)10,449     (b)9,453

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/16      12/31/17      12/31/18
================================================================= ============= ============= =============
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.258    (a)$12.247    (a)$12.713
                                                                  (b)$12.055    (b)$11.620    (b)$11.710
 Ending AUV...................................................... (a)$12.247    (a)$12.713    (a)$12.541
                                                                  (b)$11.620    (b)$11.710    (b)$11.942
 Ending Number of AUs............................................ (a)670,419    (a)5,590      (a)14,185
                                                                  (b)1,672      (b)0          (b)222,016

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.191    (a)$11.455    (a)$11.842
                                                                  (b)$11.027    (b)$11.259    (b)$10.727
 Ending AUV...................................................... (a)$11.455    (a)$11.842    (a)$11.682
                                                                  (b)$11.259    (b)$10.727    (b)$11.103
 Ending Number of AUs............................................ (a)581,276    (a)15,625     (a)36,161
                                                                  (b)205,624    (b)0          (b)233,925

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)$9.848    (a)$11.379
                                                                  (b)N/A         (b)$9.848    (b)$11.265
 Ending AUV......................................................  (a)$9.848    (a)$11.379    (a)$10.370
                                                                   (b)$9.848    (b)$11.265    (b)$10.276
 Ending Number of AUs............................................ (a)694        (a)14,415     (a)27,213
                                                                  (b)694        (b)0          (b)55,735

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.620    (a)$13.343    (a)$17.527
                                                                  (b)$12.376    (b)$13.052    (b)$16.029
 Ending AUV...................................................... (a)$13.343    (a)$17.527    (a)$16.108
                                                                  (b)$13.052    (b)$16.029    (b)$15.208
 Ending Number of AUs............................................ (a)11,123     (a)0          (a)0
                                                                  (b)6,606      (b)0          (b)5,975

------------------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-20

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           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
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The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. Any withdrawal taken PRIOR TO THE ACTIVATION DATE reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken ON OR AFTER THE ACTIVATION DATE reduces the death benefit as follows:

     o If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each Lifetime Income withdrawal.

     o If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawal") by the percentage by which the Excess Withdrawal reduced the resulting contract value.

     o If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.


CONTRACT VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.

The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


RETURN OF PURCHASE PAYMENT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


A. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any


                                      B-1



              withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


B. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Purchase Payments received reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Purchase Payments received reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


                                      B-2

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APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS
                                      FLEX

                     AND POLARIS INCOME PLUS DAILY FLEX FEE

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The fee for Polaris Income Plus Flex and Polaris Income Plus Daily Flex is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX FEE




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.25%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%





 LIFETIME INCOME OPTION CHANGE FEE    0.25%



* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/4). If you change your Income Option election on the Activation Date, the quarterly fee can increase no more than 0.1625% [(.40% + 0.25%)/4] on the first Benefit Quarter Anniversary following the Activation Date. The sum of the living benefit fee and Lifetime Income Option Change fee cannot be more than 0.625% (2.50%/4) for each Benefit Quarter.

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the quarterly average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Quarterly Average (Daily VIX(2))"). In general, as the Quarterly Average (Daily VIX(2)) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

If you change your Lifetime Income Option on the Activation Date, the Lifetime Income Option Change fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the living benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee Rate shown in the table above.


The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


The example below will assume the election of Polaris Income Plus Flex for one Covered Person with Lifetime Income Option 1. The Initial Annual Fee Rate is 1.25%. THE STEPS OF CALCULATIONS OF THE FEE RATES ARE THE SAME FOR ALL FEATURES AND NUMBER OF COVERED PERSONS.



EXAMPLE

ASSUMPTIONS:


     o Polaris Income Plus Flex Lifetime Income Option 1 for one Covered Person was elected at issue.

THE ASSUMED QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE
BELOW:




              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY       FORMULA       ANNUAL      QUARTERLY
  QUARTER      VIX(2))       VALUE*      FEE RATE     FEE RATE**
     1st       525.71         N/A         1.25%        0.3125%
     2nd       412.12         N/A         1.25%        0.3125%
     3rd       770.25         N/A         1.25%        0.3125%
     4th       573.97         N/A         1.25%        0.3125%
     5th       204.42        1.06%        1.06%        0.2650%


* The Calculated Formula Value equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase or decrease to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarter Fee Rates are calculated as follows:

IN THE 5TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) IS 204.42. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}


1.25% + {0.05% x [204.42/33 - 10]}

1.25% + [0.05% x (-3.81)]

1.25% + (-0.19%) = 1.06% (Annual Fee Rate)



STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE


1.25% - 1.06% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.25%).



                                      C-1




1.06% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 1.06%

The Quarterly Fee Rate is 0.2650% (or 1.06% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, UNTIL THE 12TH BENEFIT QUARTER, THE ASSUMED QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:




              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY       FORMULA       ANNUAL      QUARTERLY
  QUARTER      VIX(2))       VALUE       FEE RATE     FEE RATE
     6th       351.93        1.28%        1.28%       0.3200%
     7th       307.03        1.22%        1.22%       0.3050%
     8th       602.30        1.66%        1.62%       0.4050%
     9th       698.25        1.81%        1.81%       0.4525%
    10th       323.74        1.24%        1.41%       0.3525%
    11th       525.72        1.55%        1.55%       0.3875%
    12th       765.45        1.91%        1.91%       0.4775%


The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:


IN THE 8TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO
602.30. WE CALCULATE THE ANNUAL FEE RATE ON THE 8TH BENEFIT QUARTER ANNIVERSARY AS FOLLOWS:



STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}


1.25% + {0.05% x [602.30/33 - 10]}

1.25% + [0.05% x (8.25)]

1.25% + 0.41% = 1.66% (Annual Fee Rate)



STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE


1.66% - 1.22% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 1.22%.

The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.62% (1.22% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.4050% (or 1.62% divided by 4).

IN THE 10TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) DECREASES TO
323.74. WE CALCULATE THE ANNUAL FEE RATE ON THE 10TH BENEFIT QUARTER ANNIVERSARY AS FOLLOWS:



STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}


1.25% + {0.05% x [323.74/33 - 10]}

1.25% + [0.05% x (-0.19)]

1.25% + (-0.01%) = 1.24% (Annual Fee Rate)



STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE


1.81% - 1.24% = 0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.81%.

The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.41% (1.81% - 0.40%).

Therefore, the Quarterly Fee Rate is 0.3525% (or 1.41% divided by 4).

ASSUME THAT LIFETIME INCOME IS ACTIVATED AND LIFETIME INCOME OPTION 1 WAS CHANGED TO LIFETIME INCOME OPTION 2 DURING THE 13TH BENEFIT QUARTER.

THE ASSUMED QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS FOLLOWS:




                                                                    ANNUAL      QUARTERLY
                                                                   LIFETIME     LIFETIME
             QUARTERLY                                              INCOME       INCOME
              AVERAGE      CALCULATED     ANNUAL     QUARTERLY      OPTION       OPTION
 BENEFIT       (DAILY        FORMULA        FEE         FEE         SWITCH       SWITCH
 QUARTER      VIX(2))         VALUE        RATE         RATE          FEE          FEE
    12th      765.45         1.91%        1.91%      0.4775%         N/A          N/A
    13th      957.12         2.20%        2.45%      0.6125%        0.25%       0.0625%
    14th     1,025.43        2.30%        2.50%      0.6250%        0.20%       0.0500%
    15th      721.89         1.84%        2.15%      0.5375%        0.25%       0.0625%
    16th      207.38         1.06%        1.75%      0.4375%        0.25%       0.0625%



IN THE 13TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO
957.12. WE CALCULATE THE ANNUAL FEE RATE ON THE 13TH BENEFIT QUARTER ANNIVERSARY AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.25% + {0.05% x [957.12/33 - 10]}

1.25% + (0.05% x 19)

1.25% + 0.95% = 2.20% (Annual Fee Rate without Lifetime Income Option Change
Fee)



                                      C-2


           DETERMINE WHETHER THE ANNUAL FEE RATE STEP 2: CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OF DECREASE

2.20% - 1.91% = 0.29% which is within 0.40% of the previous Annual Fee Rate (1.91%). This is within the Minimum and Maximum Annual Fee Rates.


STEP 3: COMBINE THE ANNUAL FEE RATE CALCULATED IN STEP 2 WITH THE LIFETIME INCOME OPTION CHANGE FEE RATE OF 0.25% TO DETERMINE THAT IT IS WITHIN THE MAXIMUM ANNUAL FEE RATE.

2.20% + 0.25% = 2.45% which is within the Maximum Annual fee Rate (2.50%).

Therefore, the Quarterly Fee Rate is 0.6125% (or 2.45% divided by 4).

IN THE 14TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO 1,025.43. WE CALCULATE THE ANNUAL FEE RATE ON THE 14TH BENEFIT QUARTER ANNIVERSARY AS FOLLOWS:



STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}


1.25% + {0.05% x [1,025.43/33 - 10]}

1.25% + (0.05% x 21.07)

1.25% + 1.05% = 2.30% (Annual Fee Rate without Lifetime Income Option Change
Fee)
           DETERMINE WHETHER THE ANNUAL FEE RATE STEP 2: CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OF DECREASE

2.30% - 2.20% = 0.10% which is within 0.40% of the previous Annual Fee Rate (2.20%). This is within the Minimum and Maximum Annual Fee Rates.


STEP 3: COMBINE THE ANNUAL FEE RATE CALCULATED IN STEP 2 WITH THE LIFETIME INCOME OPTION CHANGE FEE RATE OF 0.25% TO DETERMINE THAT IT IS WITHIN THE MAXIMUM ANNUAL FEE RATE.

2.30% + 0.25% = 2.55% which is higher than the Maximum Annual fee Rate (2.50%). The sum of the Living Benefit fee and the Lifetime Income Option Change fee is adjusted to be 2.50%.

Therefore, the Lifetime Income Option Change fee charged is 0.20% (2.50% - 2.30%), and the Quarterly Fee Rate is 0.6250% (or 2.50% divided by 4).

After the 14th Benefit Quarter, the combined Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX(2)). If your contract value falls to zero, the fee will no longer be deducted.



                                      C-3

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                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
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THE FOLLOWING EXAMPLES DEMONSTRATE HOW INCREASES TO THE INCOME BASE AND WITHDRAWALS TAKEN FROM THE CONTRACT AFFECT THE VALUES OF THE CURRENTLY OFFERED LIVING BENEFITS - POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

Examples 1 through 6 below assume election of Polaris Income Plus Flex Income Option 1 (one Covered Person). Examples 7 through 12 below assume election of Polaris Income Plus Daily Flex Income Option 1 (one Covered Person).



EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.5%



                                                                              MAXIMUM
                                                                              ANNUAL
                            PURCHASE                            INCOME      WITHDRAWAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT        AMOUNT
       VALUES AS OF         INVESTED     VALUE       BASE        BASE     UPON ACTIVATION
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,500


     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage


      = $100,000 x 6.5% = $6,500, if Lifetime Income is activated


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHER ANNIVERSARY VALUES


The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:


     o     Subsequent Purchase Payment invested in the first Benefit Year =
           $60,000.

     o     Subsequent Purchase Payment invested in the second Benefit Year =
           $90,000.

     o     No withdrawals taken in the first 2 Benefit Years.




                                                                                                    MAXIMUM
                                                                                                     ANNUAL
                                                                                                   WITHDRAWAL
                            PURCHASE    ASSUMED                               INCOME                 AMOUNT
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME       UPON
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT    ACTIVATION
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,500
            Year 1         $ 60,000   $165,000        --       $160,000    $160,000       --      $10,400
      1st Anniversary         --      $170,000   $170,000      $170,000    $170,000    $ 9,600    $11,050
            Year 2         $ 90,000   $255,000        --       $260,000    $260,000       --      $16,900
      2nd Anniversary         --      $287,000   $287,000      $287,000    $287,000    $15,600    $18,655



The values of the feature are impacted by adding subsequent Purchase Payments and attaining Higher Anniversary Values as follows:



     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment is received.



     o The Income Base and Income Credit Base are increased to a Higher Anniversary Value on each Benefit Year Anniversary if the Anniversary Value is greater than the current Income Base plus the Income Credit; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.

           o In year 1, a subsequent Purchase Payment of $60,000 was added. The Income Base and Income Credit Base were increased to $160,000 ($100,000 + $60,000); and the MAWA was increased to $10,400
              ($160,000 x 6.50%).



           o On the 1st Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $170,000 ($170,000 is greater than $160,000 + $9,600 Income Credit); and the MAWA was increased to $11,050 ($170,000 x 6.50%).



           o In year 2, a subsequent Purchase Payment of $90,000 was added. The Income Base and Income Credit Base were increased to $260,000 ($170,000 + $90,000); and the MAWA was increased to $16,900
              ($260,000 x 6.50%).



           o On the 2nd Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $260,000 + $15,600 Income Credit); and the MAWA was increased to $18,655 ($287,000 x 6.50%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS PRIOR TO THE ACTIVATION DATE

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o A withdrawal of $5,000 was taken in the 3rd Benefit Year, prior to the Activation Date.




                                                                                                MAXIMUM
                                                                                                 ANNUAL
                                                                                               WITHDRAWAL
                                    ASSUMED                               INCOME                 AMOUNT
                      WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME       UPON
        AS OF            TAKEN       VALUE       VALUE         BASE        BASE      CREDIT    ACTIVATION
   2nd Anniversary       --       $287,000   $287,000      $287,000    $287,000    $15,600    $18,655
       Year 3        $5,000       $300,000        --       $282,217    $310,000       --      $18,344
   3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $16,933    $20,150



     o The Income Base and Income Credit Base are in the same proportion by which the contract value is reduced by the withdrawal amount.



           o  In year 3, the reduction proportion was 1.6667%
              ($5,000/$300,000); the reduced Income Base and Income Credit Base were $282,217 ($287,000 x [1 - 1.6667%]).



           o On the 3rd Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $310,000 (Anniversary Value $310,000 is greater than $282,217 + $16,933 Income Credit) and the MAWA was increased to $20,150 ($310,000 x 6.50%).


EXAMPLE 4: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT AFTER THE ACTIVATION DATE

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth Benefit Years, after the Activation Date.




                                                                                                MAXIMUM
                                    ASSUMED                               INCOME                 ANNUAL
                      WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
        AS OF            TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
   3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $16,333    $20,150
       Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $20,150
   4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $20,352
       Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $20,352
   5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $20,553



     o     In year 4, a Lifetime Income amount of $15,500 was withdrawn.

     o     In year 5, a Lifetime Income amount of $15,655 was withdrawn.


The values of the feature are impacted by Lifetime Income withdrawals taken as follows:


     o The Income Base and Income Credit Base are not reduced because the amount of the Lifetime Income withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA").


           o In year 4, $15,500 was withdrawn and is less than MAWA of $20,150.

           o In year 5, $15,655 was withdrawn and is less than MAWA of $20,352.

     o The Income Credit Percentage used to determine the amounts of the Income Credit added on the 4th and 5th Benefit Year Anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage).


Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)


NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments and when the Income Base is increased to the Higher Anniversary Value (as shown in Example 2 above).


EXAMPLE 5: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT) AFTER THE ACTIVATION DATE

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh Benefit Years.




                                                                                              MAXIMUM
                                    ASSUMED                               INCOME               ANNUAL
                      WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
        AS OF            TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
   5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $20,553
       Year 6        $25,296      $280,000        --       $310,928    $304,831      --     $20,210
   6th Anniversary       --       $290,000   $290,000      $310,928    $304,831    $    0   $20,210
       Year 7        $24,874      $260,000        --       $305,553    $299,561      --     $19,861
   7th Anniversary       --       $230,000   $230,000      $305,553    $299,561    $    0   $19,861



The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") after the Activation Date as follows:


     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.


           o In year 6, the reduction proportion was 1.6674% ([$25,296 - $20,553] / [$305,000 - $20,553]); the Income Base was reduced to
              $310,928 ($316,200 x [1 - 1.6674%]); the Income Credit Base was
              reduced to $304,831 ($310,000 x [1 - 1.6674%]); and the MAWA was
              reduced to $20,210 ($310,928 x 6.50%).



           o In year 7, the reduction proportion was 1.7287% ([$24,874 - $20,210] / [$290,000 - $20,210]); the Income Base was reduced to
              $305,553 ($310,928 x [1 - 1.7287%]); the Income Credit Base was
              reduced to $299,561 ($304,831 x [1 - 1.7287%]); and the MAWA was
              reduced to $19,861 ($305,553 x 6.50%).


     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o     The MAWA is recalculated based on the reduced Income Base.



EXAMPLE 6: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3, 4 and 5 above, in addition to the following:


     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.


     o     No withdrawals taken after the seventh Benefit Year.



                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $305,553    $299,561    $     0    $19,861          --
    8th Anniversary   $150,000   $150,000      $323,526    $299,561    $17,974    $21,029          --
    9th Anniversary   $100,000   $100,000      $341,500    $299,561    $17,974    $22,198          --
   10th Anniversary   $ 50,000   $ 50,000      $359,474    $299,561    $17,974    $23,366          --
       Year 11        $      0   $      0      $359,474    $299,561       --      $23,366          --
   11th Anniversary   $      0   $      0      $359,474    $299,561       --          --       $14,379

     o The Protected Income Payment of $14,379 ($359,474 x 4%) will be paid for the lifetime of the Covered Person.


Examples 7-12 below assume election of Polaris Income Plus Daily Flex Income Option 1 (one Covered Person).

EXAMPLE 7: INITIAL VALUES


The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.5%



                                                                           MAXIMUM
                                                                            ANNUAL
                                                                          WITHDRAWAL
                            PURCHASE               MINIMUM                  AMOUNT
                            PAYMENTS   CONTRACT     INCOME      INCOME       UPON
        VALUE AS OF         INVESTED     VALUE       BASE        BASE     ACTIVATION
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,500


     o     Minimum Income Base = Income Base = Initial Purchase Payment =
           $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage


      = $100,000 x 6.5% = $6,500, if Lifetime Income is activated


EXAMPLE 8: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT BENEFIT YEAR ANNIVERSARIES PRIOR TO THE ACTIVATION DATE

The values shown below are based on the assumptions stated in Example 7 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the 1st Benefit Year =
           $60,000

     o     Subsequent Purchase Payment invested in the 2nd Benefit Year =
           $90,000

     o     No withdrawals taken in the first 2 Benefit Years

     o The Maximum Annual Withdrawal Amounts in this example are only available if Lifetime Income is activated




                                                                                       MAXIMUM
                                                                                        ANNUAL
                                                                                      WITHDRAWAL
                            PURCHASE    ASSUMED                MINIMUM                  AMOUNT
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME       UPON
       VALUES AS OF         INVESTED     VALUE      VALUE        BASE        BASE     ACTIVATION
  Benefit Effective Date   $100,000   $100,000      --       $100,000    $100,000    $ 6,500
      Year 1 - Day 25         --      $102,000   $102,000    $100,000    $102,000    $ 6,630
      Year 1 - Day 105        --      $105,000   $105,000    $100,000    $105,000    $ 6,825
      Year 1 - Day 200     $ 60,000   $162,000      --       $160,000    $165,000    $10,725
      Year 1 - Day 300        --      $166,000   $166,000    $160,000    $166,000    $10,790
      1st Anniversary         --      $167,000   $167,000    $168,000    $168,000    $10,920
      Year 2 - Day 180     $ 90,000   $250,000      --       $258,000    $258,000    $16,770
      Year 2 - Day 250        --      $280,000   $280,000    $258,000    $280,000    $18,200
      2nd Anniversary         --      $279,000      --       $270,500    $280,000    $18,200



  The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at Benefit Year Anniversaries when no Lifetime Income withdrawals have been taken as follows:

     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base, only available after Lifetime Income is activated



     o The Income Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment is received.


           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,630 ($102,000 x 6.50%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,825 ($105,000 x 6.50%)



           o In year 1 - day 200, the Minimum Income Base was increased to $160,000 ($100,000 + $60,000 subsequent Purchase Payment), the Income Base was increased to $165,000 ($105,000 + $60,000 subsequent Purchase Payment) and the MAWA was increased to $10,725 ($165,000 x 6.50%).



     o While no Lifetime Income withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base. At Benefit Year Anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.



           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $166,000 (Contract Value $166,000 is greater than the current Income Base $165,000) and the MAWA was increased to $10,790 ($166,000 x 6.50%).



           o On the 1st Benefit Year Anniversary, the Income Base was increased to the Minimum Income Base of $168,000 ($160,000 x 105%, Minimum Income Base $168,000 is greater than both Step-Up Value $167,000 and current Income Base $166,000) and the MAWA was increased to $10,920 ($168,000 x 6.50%).



           o In year 2 - day 180, the Income Base was increased to $258,000 ($168,000 + $90,000 subsequent Purchase Payment), and the MAWA was increased to $16,770 ($258,000 x 6.50%).

           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $258,000) and the MAWA was increased to $18,200 ($280,000 x 6.50%).



           o On the 2nd Benefit Year Anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $270,500 ($160,000 1st year Purchase Payments x 110% + $90,000 2nd year Purchase Payment x 105%) and the MAWA also remained unchanged at $18,200.


EXAMPLE 9: IMPACT OF TAKING WITHDRAWALS PRIOR TO THE ACTIVATION DATE

The values shown below are based on the assumptions stated in the Examples 7 and 8 above, in addition to the following:

     o Withdrawals of $5,000 was taken in Benefit Year 3, prior to the Activation Date.




                                                                                       MAXIMUM
                                                                                       ANNUAL
                        ASSUMED                             MINIMUM                  WITHDRAWAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME        AMOUNT
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE        BASE     UPON ACTIVATION
    2nd Anniversary   $279,000       --          --       $270,000    $280,000    $ 18,200
    Year 3 - Day 45   $290,000       --       $290,000    $270,500    $290,000    $ 18,850
   Year 3 - Day 155   $285,000   $5,000          --       $265,754    $284,912    $284,912
   Year 3 - Day 275   $300,000       --       $300,000    $265,754    $300,000    $ 19,500
    4th Anniversary   $311,000       --       $310,000    $278,035    $310,000    $ 20,150


           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $18,850 ($290,000 x 6.50%).


           o In year 3 - day 155, the reduction proportion was 1.7544% ($5,000 Withdrawal/$285,000 Contract Value). The reduced Income Base was $284,912 ($290,000 x [1 - 1.7544%]) and the reduced MAWA was
              $18,519 ($284,912 x 6.50%). The reduced Minimum Income Base was $265,754 (110% x 1st year reduced Purchase Payments $157,193 [$160,000 x {1 - 1.7544%}] plus 105% x 2nd year reduced Purchase Payment $88,421 [$90,000 x {1 - 1.7544%}])

           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 Contract Value was greater than current Income Base $284,912) and the MAWA was increased to $19,500 ($300,000 x 6.50%).



           o On the third Benefit Year Anniversary, the Income Base was increased to the Step-up Value of $310,000 ($310,000 Contract Value $310,000 was greater than both current Income Base $300,000 and Minimum Income Base $278,035 (115% x $157,193 + 110% x
              $88,421) and the MAWA was increased to $20,150 ($310,000 x
              6.50%).

EXAMPLE 10: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT AFTER THE ACTIVATION DATE

The values shown below are based on the assumptions stated in the Examples 7, 8 and 9 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the 4th and 5th Benefit Years, after the Activation Date.




                                                                                       MAXIMUM
                                                                                       ANNUAL
                        ASSUMED                             MINIMUM                  WITHDRAWAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME        AMOUNT
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE        BASE     UPON ACTIVATION
    3rd Anniversary   $310,000       --       $310,000    $287,500    $310,000    $20,150
    Year 4 - Day 65   $315,000       --       $315,000    $287,500    $315,000    $20,475
    Year 4 - Day 92   $312,000   $10,000         --          --       $315,000    $20,475
   Year 4 - Day 350   $320,000       --       $320,000       --       $315,000    $20,475
    4th Anniversary   $311,000       --          --          --       $320,000    $20,800
    Year 5 - Day 75   $325,000       --       $325,000       --       $320,000    $20,800
    Year 5 - Day 80   $322,000   $20,800         --          --       $320,000    $20,800
    5th Anniversary   $317,000       --          --          --       $325,000    $21,125
   Year 6 - Day 155   $330,000       --       $330,000       --       $325,000    $21,125
    6th Anniversary   $329,000       --          --          --       $330,000    $21,450



     o In year 4, a Lifetime Income amount of $10,000, less than MAWA was withdrawn.

     o In year 5, a Lifetime Income amount of $20,800, equal to MAWA was withdrawn.


The values of the feature are impacted prior to and after the withdrawals are taken as follows:


     o Prior to the Activation Date, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.


           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $20,475 ($315,000 x 6.50%).


           o In year 4 - day 92, after the Activation Date, a Lifetime Income amount of $10,000 was withdrawn, and was less than the MAWA of $20,475. The Income Base ($315,000) and the MAWA ($20,475)
              remained unchanged.



     o After the first Lifetime Income withdrawal has been taken, The Minimum Income Base is no longer available, and the Income Base is not increased until the next Benefit Year Anniversary date, looking back at the Step-up Values following the first Lifetime Income withdrawal.


           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.


           o On the 4th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the Lifetime Income withdrawal and the 4th Benefit Year Anniversary date, and the MAWA was increased to $20,800 ($320,000 x 6.50%).



     o Past the first Benefit Year Anniversary date after the first Lifetime Income withdrawal has been taken, the Income Base is not increased until the next Benefit Year Anniversary date, looking back at the Step-up Values in the immediately preceding Benefit Year.


           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($20,800) remained unchanged.


           o In year 5 - day 80, a Lifetime Income amount $20,800 was withdrawn and was equal to the MAWA of $20,800. The Income Base ($320,000) and the MAWA ($20,800) remained unchanged.



           o On the 5th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding Benefit Year, and the MAWA was increased to $21,125 ($325,000 x 6.50%).


           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($21,125) remained unchanged.

           o On the 6th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding Benefit Year, and the MAWA was increased to $21,450 ($330,000 x 6.50%).


EXAMPLE 11: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT) AFTER THE ACTIVATION DATE

The values shown below are based on the assumptions stated in the Examples 7, 8, 9 and 10 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the 6th and 7th contract years.



                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000       --          --       $330,000    $21,450
    Year 7 - Day 37   $321,000   $26,400         --       $324,547    $21,096
   Year 7 - Day 362   $325,000       --       $325,000    $324,547    $21,096
    7th Anniversary   $317,000       --          --       $325,000    $21,125
    Year 8 - Day 46   $307,000   $26,000         --       $319,458    $20,765
    8th Anniversary   $270,000       --          --       $319,458    $20,765

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o  In year 7 - day 37, the reduction proportion is 1.6525% ([$26,400
              - $21,450] / [$321,000 - $21,450]); the reduced Income Base is
              $324,547 ($330,000 x [1 - 1.6525%]) and the reduced MAWA is
              $21,096 ($324,547 x 6.50%).

           o In year 7 - day 362, there was a Step-up Value of $325,000, but the Income Base ($324,547) and the MAWA ($21,096) remained unchanged.

           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred after the excess withdrawal, and the MAWA was increased to $21,125 ($325,000 x 6.50%).

           o  In year 8 - day 46, the reduction proportion is 1.7053% ([$26,000
              - $21,125] / [$307,000 - $21,125]); the reduced Income Base is
              $319,458 ($325,000 x [1 - 1.7053%]); and the reduced MAWA is
              $20,765 ($319,458 x 6.50%).



EXAMPLE 12: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 7, 8, 9, 10 and 11 above, in addition to the following:


     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o     MAWA withdrawals were taken every year.


     o There were no Step-up Values after the 8th Benefit Year Anniversary date.



                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
     VALUE AS OF         VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000       --          --     $319,458    $20,765          --
    9th Anniversary   $150,000   $20,765         --     $319,458    $20,765          --
   10th Anniversary   $100,000   $20,765         --     $319,458    $20,765          --
   11th Anniversary   $ 50,000   $20,765         --     $319,458    $20,765          --
   Year 12 - Day 81   $      0   $20,765         --     $319,458    $20,765          --
   12th Anniversary   $      0   $     0         --     $319,458        --       $12,778


     o The Protected Income Payment of $12,778 ($319,458x 4%) will be paid for the lifetime of the Covered Person.

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          APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




      PROSPECTUS PROVISION                           AVAILABILITY OR VARIATION                          ISSUE STATE
Administration Charge            Contract Maintenance Fee is $30.                                  New Mexico
Administration Charge            Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Annuity Date                     You may switch to the Income Phase any time after your first      Florida
                                   contract anniversary.
Annuity Date                     You may begin the Income Phase any time 13 or more months after   New York
                                   contract issue.
Cancellation of Living Benefit   Amounts allocated to the Secure Value Account will be             Washington
                                   automatically transferred to the Goldman
                                 Sachs VIT Government Money Market Fund or similar money market portfolio.
Free Look                        If you are age 65 or older on the contract issue date, the Free   Arizona
                                   Look period is 30 days.
Free Look                        If you are age 60 or older on the contract issue date, the Free   California
                                   Look period is 30 days. If you invest
                                 in the Fixed Account, the Free Look amount is calculated as the
                                   Purchase Payments paid. If you
                                 invest in Variable Portfolio(s), the Free Look amount is
                                   calculated as the greater of (1) Purchase
                                 Payments or (2) the value of your contract plus any fees paid on the day we received your request
                                 in Good Order at the Annuity Service Center.
Free Look                        The Free Look period is 21 days and the amount is calculated as   Florida
                                   the value of your contract plus fees
                                 and charges on the day we receive your request in Good Order at the Annuity Service Center.
Free Look                        The Free Look period is 20 days.                                  Idaho
                                                                                                   North Dakota
                                                                                                   Rhode Island
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the value of your contract  Michigan plus fees and charges on the day
                                 we received your request in Good Order at the Annuity Service     Texas
                                   Center.
Free Look                        The Free Look amount is calculated as the greater of (1)          Arkansas
                                   Purchase Payments including fees and
                                 charges or (2) the value of your contract on the day we receive   New York
                                   your request in Good Order at the
                                 Annuity Service Center.
Joint Ownership                  Benefits and Features to be made available to Domestic Partners.  California
                                                                                                   District of Columbia
                                                                                                   Maine
                                                                                                   Nevada
                                                                                                   Oregon
                                                                                                   Washington
                                                                                                   Wisconsin
Joint Ownership                  Benefits and Features to be made available to Civil Union         California
                                   Partners.                                                       Colorado
                                                                                                   Hawaii
                                                                                                   Illinois
                                                                                                   New Jersey
                                                                                                   Rhode Island
Minimum Contract Value           The minimum remaining contract value after a partial withdrawal   New York
                                   must be $2,000.                                                 Texas
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts.           California
                                                                                                   Connecticut
                                                                                                   Massachusetts
                                                                                                   Missouri
                                                                                                   Pennsylvania
Polaris Income Plus Daily Flex   Charge will be deducted pro-rata from Variable Portfolios only.   Connecticut
                                                                                                   Hawaii
                                                                                                   Missouri
                                                                                                   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
                                                                                                   Vermont
                                                                                                   Virginia
Polaris Income Plus Flex         Charge will be deducted pro-rata from Variable Portfolios only.   Connecticut
                                                                                                   Missouri
                                                                                                   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
                                                                                                   Vermont
                                                                                                   Virginia


                                      E-1


 PROSPECTUS PROVISION                      AVAILABILITY OR VARIATION                       ISSUE STATE
Premium Tax            We deduct premium tax charges of 0.50% for Qualified contracts    California
                         and 2.35% for Non-Qualified
                       contracts based on contract value when you begin the Income
                         Phase.
Premium Tax            We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                         contracts based on total Purchase
                       Payments when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                         contracts based on contract value when
                       you begin the Income Phase.
Premium Tax            For the first $500,000 in the contract, we deduct premium tax     South Dakota
                         charges of 1.25% for Non-Qualified
                       contracts based on total Purchase Payments when you begin the
                         Income Phase. For any amount in
                       excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for
                       Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                         and 1.0% for Non-Qualified
                       contracts based on contract value when you begin the Income
                         Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                         contracts based on total Purchase
                       Payments when you begin the Income Phase.
Transfer Privilege     Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                         Texas


                                      E-2



         Please forward a copy (without charge) of the Polaris Platinum III Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

       SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2019

--------------------------------------------------------------------------------

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
                     Polaris Platinum III Variable Annuity

--------------------------------------------------------------------------------

This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect a living benefit feature.

This Rate Sheet Supplement provides the Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages that we are currently offering. This Rate Sheet Supplement must be used in conjunction with the prospectus dated May 1, 2019. If you need another copy of the prospectus, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet Supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-178841.

The percentages listed below apply to applications signed on or after May 1, 2019. In order to get these terms, your application must be signed and in good order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in good order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract.

At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-178841.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PERCENTAGE TABLE

In each table below, the first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

POLARIS INCOME PLUS

Number of Covered Persons and Age of        Polaris Income Plus      Polaris Income Plus      Polaris Income Plus
Covered Person(s) at First Withdrawal/(1)/    Income Option 1          Income Option 2          Income Option 3
-----------------------------------------   -------------------      -------------------      -------------------
 One Covered Person (Age 45 - 59)                   4.5% / 3.0%/(2)/         4.5% / 3.0%/(2)/        3.75% / 3.75%
 One Covered Person (Age 60 - 64)                   5.5% / 3.0%/(2)/         5.5% / 3.0%/(2)/        4.25% / 4.25%
 One Covered Person (Age 65 - 71)                     6.5% / 4.5%              7.5% / 3.5%            5.5% / 5.5%
 One Covered Person (Age 72 and Older)                7.0% / 4.5%              8.0% / 3.5%           5.75% / 5.75%
 Two Covered Persons (Age 45 - 59)                  3.5% / 3.0%/(3)/         3.5% / 3.0%/(3)/        3.25% / 3.25%
 Two Covered Persons (Age 60 - 64)                  4.5% / 3.0%/(3)/         4.5% / 3.0%/(3)/        3.75% / 3.75%
 Two Covered Persons (Age 65 - 71)                    6.0% / 4.5%              7.0% / 3.5%            5.0% / 5.0%
 Two Covered Persons (Age 72 and Older)               6.5% / 4.5%              7.5% / 3.5%           5.25% / 5.25%

POLARIS INCOME PLUS DAILY

                                             Polaris Income Plus       Polaris Income Plus       Polaris Income Plus
Number of Covered Persons and Age of                Daily                     Daily                     Daily
Covered Person(s) at First Withdrawal /(1)/    Income Option 1           Income Option 2           Income Option 3
------------------------------------------   -------------------       -------------------       -------------------
 One Covered Person (Age 45 - 59)                   4.25% / 2.75%/(4)/        4.25% / 2.75%/(4)/         3.5% / 3.5%
 One Covered Person (Age 60 - 64)                   5.25% / 3.0%/(4)/         5.25% / 3.0%/(4)/          4.0% / 4.0%
 One Covered Person (Age 65 - 71)                      6.5% / 4.5%               7.5% / 3.5%             5.5% / 5.5%
 One Covered Person (Age 72 and Older)                 7.0% / 4.5%               8.0% / 3.5%            5.75% / 5.75%
 Two Covered Persons (Age 45 - 59)                  3.25% / 2.75%/(5)/        3.25% / 2.75%/(5)/         3.0% / 3.0%
 Two Covered Persons (Age 60 - 64)                  4.25% / 3.0%/(5)/         4.25% / 3.0%/(5)/          3.5% / 3.5%
 Two Covered Persons (Age 65 - 71)                     6.0% / 4.5%               7.0% / 3.5%             5.0% / 5.0%
 Two Covered Persons (Age 72 and Older)                6.5% / 4.5%               7.5% / 3.5%            5.25% / 5.25%

(1)If there is one Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are two Covered Persons, the age at first withdrawal is based on the age of the younger of the two Covered Persons.
(2)If one Covered Person is elected, the Protected Income Payment Percentage is 4.5% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.
(3)If two Covered Persons are elected, the Protected Income Payment Percentage is 4.5% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.
(4)If one Covered Person is elected, the Protected Income Payment Percentage is 4.5% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.
(5)If two Covered Persons are elected, the Protected Income Payment Percentage is 4.5% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.

Dated: May 1, 2019

               Please keep this Supplement with your Prospectus

                          [POLARIS PLATINUM III LOGO]
                                   PROSPECTUS


                                  MAY 1, 2019

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2019. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SEC, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CONTACTING (855) 421-2692 OR VISITING WWW.AIG.COM/ANNUITIES/ GETMYPRINTEDREPORTS AND PROVIDING THE 12-DIGIT OPT-IN ID LOCATED ABOVE YOUR MAILING ADDRESS. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


IMPORTANT INFORMATION ABOUT LIVING BENEFITS: If you elect a Living Benefit, you must allocate your money according to applicable investment requirements, which may limit your ability to grow contract value. If you do not plan on taking withdrawals or you take Excess Withdrawals that could result in your contract value and Income Base reducing to zero, then electing the Living Benefit may not be appropriate for you because you are paying fees for a Living Benefit you may not use.

If you elect Polaris Income Plus, there is an incentive if you wait 12 years before taking any withdrawals. The longer you wait before taking any withdrawals, the less time you will have to benefit from the guarantees of the Living Benefit due to decreasing life expectancy. Therefore, there is a likelihood that you will have paid for a benefit that does not result in maximizing payments under the benefit.

If you elect a Living Benefit, any Excess Withdrawal that reduces the contract value to zero, will terminate the contract including its optional Living Benefit features.


If you elect a living benefit, not all Underlying Funds are available as investment options. Please see "Are there investment requirements if I elect a living benefit?" under OPTIONAL LIVING BENEFITS for details.



UNDERLYING FUNDS:                                     MANAGED BY:
  Franklin Allocation VIP Fund                        Franklin Templeton Services, LLC
  Franklin Income VIP Fund                            Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund1,2   Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                          Invesco Advisers, Inc.


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                              MANAGED BY:
  Invesco V.I. Growth and Income Fund                          Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio                      Lord, Abbett & Co. LLC
  SA AB Growth Portfolio                                       AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio                        AllianceBernstein L.P.
  SA Allocation Balanced Portfolio(2)                          SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio(2)                            SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio(2)                   SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio(2)                          SunAmerica Asset Management, LLC
  SA American Funds Asset Allocation Portfolio(2)              Capital Research and Management Company(3)
  SA American Funds Global Growth Portfolio                    Capital Research and Management Company(3)
  SA American Funds Growth Portfolio                           Capital Research and Management Company(3)
  SA American Funds Growth-Income Portfolio                    Capital Research and Management Company(3)
  SA American Funds VCP Managed Allocation Portfolio1,2        Capital Research and Management Company(3)
  SA BlackRock Multi-Asset Income Portfolio(2)                 BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio1,2             BlackRock Investment Management, LLC
  SA Columbia Technology Portfolio                             Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio1,2                         Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                             SunAmerica Asset Management, LLC
  SA Emerging Markets Equity Index Portfolio                   SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio1,2                     Federated Investment Management Company
  SA Fidelity Institutional AM(R) International Growth         FIAM LLC
  SA Fidelity Institutional AM(R) Real Estate Portfolio        FIAM LLC
  SA Fixed Income Index Portfolio1,2,(4)                       SunAmerica Asset Management, LLC
  SA Fixed Income Intermediate Index Portfolio1,2,(4)          SunAmerica Asset Management, LLC
  SA Franklin Small Company Value Portfolio                    Franklin Mutual Advisers, LLC
  SA Global Index Allocation 90/10 Portfolio(2)                SunAmerica Asset Management, LLC
  SA Global Index Allocation 75/25 Portfolio(2)                SunAmerica Asset Management, LLC
  SA Global Index Allocation 60/40 Portfolio(2)                SunAmerica Asset Management, LLC
  SA Goldman Sachs Global Bond Portfolio1,2                    Goldman Sachs Asset Management International
  SA Goldman Sachs Multi-Asset Insights Portfolio2,(4)         Goldman Sachs Asset Management, L.P.
  SA Index Allocation 60/40 Portfolio(2)                       SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio(2)                       SunAmerica Asset Management, LLC
  SA Index Allocation 90/10 Portfolio(2)                       SunAmerica Asset Management, LLC
  SA International Index Portfolio(4)                          SunAmerica Asset Management, LLC
  SA Invesco Growth Opportunities Portfolio                    Invesco Advisers, Inc.
  SA Invesco VCP Equity-Income Portfolio1,2                    Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                            Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio(2)                J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                       J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                          J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                        J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio1,2                       J.P. Morgan Investment Management Inc. and Massachusetts
                                                               Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                         J.P. Morgan Investment Management Inc.
  SA Large Cap Growth Index Portfolio                          SunAmerica Asset Management, LLC
  SA Large Cap Index Portfolio(4)                              SunAmerica Asset Management, LLC
  SA Large Cap Value Index Portfolio                           SunAmerica Asset Management, LLC
  SA Legg Mason BW Large Cap Value Portfolio                   Brandywine Global Investment Management, LLC
  SA Legg Mason Tactical Opportunities Portfolio2,(4)          QS Investors, LLC
  SA MFS Blue Chip Growth Portfolio                            Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio               Massachusetts Financial Services Company
  SA MFS Total Return Portfolio2,(4)                           Massachusetts Financial Services Company
  SA Mid Cap Index Portfolio(2)                                SunAmerica Asset Management, LLC
  SA Morgan Stanley International Equities Portfolio           Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio               OppenheimerFunds, Inc.
  SA PGI Asset Allocation Portfolio(2)                         Principal Global Investors, LLC
  SA PIMCO VCP Tactical Balanced Portfolio1,2                  Pacific Investment Management Company LLC
  SA PineBridge High-Yield Bond Portfolio                      PineBridge Investments LLC
  SA Putnam Asset Allocation Diversified Growth Portfolio(2)   Putnam Investment Management, LLC
  SA Putnam International Growth and Income Portfolio          Putnam Investment Management, LLC
  SA Schroders VCP Global Allocation Portfolio1,2              Schroder Investment Management North America Inc.
  SA Small Cap Index Portfolio(4)                              SunAmerica Asset Management, LLC
  SA Templeton Foreign Value Portfolio                         Templeton Investment Counsel, LLC


                                       2



UNDERLYING FUNDS:                                           MANAGED BY:
  SA T. Rowe Price Asset Allocation Growth Portfolio2,(4)   T. Rowe Price Associates, Inc.
  SA T. Rowe Price VCP Balanced Portfolio1,2                T. Rowe Price Associates, Inc.
  SA VCP Dynamic Allocation Portfolio1,2                    SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Dynamic Strategy Portfolio1,2                      SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Index Allocation Portfolio1,2,(4)                  SunAmerica Asset Management, LLC and T. Rowe Price
                                                            Associates, Inc.
  SA Wellington Capital Appreciation Portfolio              Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio1,2    Wellington Management Company LLP
  SA Wellington Real Return Portfolio1,2                    Wellington Management Company LLP
  SA Wellington Strategic Multi-Asset Portfolio(2)          Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                   Wells Capital Management Incorporated



1 These Underlying Funds are available investment options for the Polaris
  Income Plus living benefit.

2 These Underlying Funds are available investment options for the Polaris
  Income Plus Daily living benefit.


3 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.

4 Please note that not all of these Underlying Funds may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.


                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





GLOSSARY........................................................   5
HIGHLIGHTS......................................................   6
FEE TABLE.......................................................   8
   Contract Owner Transaction Expenses..........................   8
   Contract Owner Annual Expenses...............................   8
   Optional Feature Expenses....................................   8
   Total Annual Portfolio Operating Expenses....................   8
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................  10
THE POLARIS PLATINUM III VARIABLE ANNUITY.......................  11
PURCHASING A POLARIS PLATINUM III VARIABLE
  ANNUITY.......................................................  11
   Allocation of Purchase Payments..............................  12
   Accumulation Units...........................................  13
   Free Look....................................................  14
   Exchange Offers..............................................  14
   Important Information for Military Servicemembers............  14
INVESTMENT OPTIONS..............................................  15
   Variable Portfolios..........................................  15
   Trusts.......................................................  16
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  16
      Franklin Templeton Variable Insurance Products Trust......  16
      Goldman Sachs Variable Insurance Trust....................  16
      Lord Abbett Series Fund, Inc..............................  16
      Anchor Series Trust.......................................  17
      Seasons Series Trust......................................  17
      SunAmerica Series Trust...................................  17
   Substitution, Addition or Deletion of Variable Portfolios....  20
   Fixed Accounts...............................................  20
      Secure Value Account......................................  21
   Dollar Cost Averaging Fixed Accounts.........................  21
   Dollar Cost Averaging Program................................  21
   Automatic Asset Rebalancing Program..........................  22
   Transfers During the Accumulation Phase......................  22
   Short-Term Trading Policies..................................  23
   Transfers During the Income Phase............................  25
   Voting Rights................................................  25
ACCESS TO YOUR MONEY............................................  25
   Penalty-Free Withdrawal Amount...............................  26
   Systematic Withdrawal Program................................  27
   Nursing Home Waiver..........................................  28
OPTIONAL LIVING BENEFITS........................................  28
   Polaris Income Plus and Polaris Income Plus Daily............  31
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO
  ALL OPTIONAL LIVING BENEFITS..................................  39
DEATH BENEFITS..................................................  42
   Beneficiary Continuation Programs............................  43
   Death Benefit Defined Terms..................................  44
   Death Benefit Options........................................  45
   Contract Value Death Benefit.................................  45
   Return of Purchase Payment Death Benefit.....................  45
   Maximum Anniversary Value Death Benefit......................  45
   Spousal Continuation.........................................  46
EXPENSES........................................................  46
   Separate Account Charges.....................................  46
   Withdrawal Charges...........................................  47
   Underlying Fund Expenses.....................................  47
   Contract Maintenance Fee.....................................  47
   Transfer Fee.................................................  48
   Optional Living Benefit Fees.................................  48
   Return of Purchase Payment Death Benefit Fee.................  48
   Maximum Anniversary Value Death Benefit Fee..................  48
   Premium Tax..................................................  49
   Income Taxes.................................................  49
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  49
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  49
ANNUITY INCOME OPTIONS..........................................  51
   The Income Phase.............................................  51
   Annuity Income Options.......................................  51
   Fixed or Variable Annuity Income Payments....................  52
   Annuity Income Payments......................................  52
   Deferment of Payments........................................  52
TAXES...........................................................  53
   Annuity Contracts in General.................................  53
   Tax Treatment of Purchase Payments...........................  53
   Tax Treatment of Distributions...............................  54
   Required Minimum Distributions...............................  55
   Tax Treatment of Death Benefits..............................  56
   Tax Treatment of Optional Living Benefits....................  56
   Contracts Owned by a Trust or Corporation....................  56
   Withholding..................................................  56
   Gifts, Pledges and/or Assignments of a Contract..............  57
   Diversification and Investor Control.........................  57
   Our Taxes....................................................  58
OTHER INFORMATION...............................................  58
   The Distributor..............................................  58
   The Company..................................................  58
   The Separate Account.........................................  59
   The General Account..........................................  59
   Financial Statements.........................................  60
   Administration...............................................  60
   Legal Proceedings............................................  61
   Registration Statements......................................  61
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  61
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUSAND
  POLARIS INCOME PLUS DAILY FEE................................. C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.................. D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... E-1



                                       4

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--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.


FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds Global Growth, SA American Funds Growth, SA American Funds Growth-Income, SA American Funds Asset Allocation, and SA American Funds VCP Managed Allocation Variable Portfolios.


FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.


INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.



PURCHASE PAYMENTS LIMIT - $1,000,000.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       5

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                                   HIGHLIGHTS
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The Polaris Platinum III Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges, if no death benefits for additional fees are elected, which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a penalty-free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM III VARIABLE ANNUITY, PENALTY-FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND

TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       6

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       7

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                                   FEE TABLE
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THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES
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 MAXIMUM WITHDRAWAL CHARGES (See
 Withdrawal Charge Schedule below for detail)       8%
 TRANSFER FEE1 (Per transfer after 15 transfers
 in any contract year)                             $25
 PREMIUM TAX(2)                                    3.5%



WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:


YEARS SINCE RECEIPT OF PURCHASE
PAYMENTS                           1    2    3    4    5    6    7   8+
                                 8%   7%   6%   5%   4%   3%   2%   0%


Your contract provides for a penalty-free withdrawal amount each year. PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT BELOW.


The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES
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 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                  $50






 SEPARATE ACCOUNT CHARGES3
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)    1.15%


OPTIONAL FEATURE EXPENSES
--------------------------------------------------------------------------------
If an optional feature is elected the following additional fees are deducted annually.






DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


 RETURN OF PURCHASE PAYMENT    0.15%
 MAXIMUM ANNIVERSARY VALUE     0.40%



LIVING BENEFITS(4)

(calculated as percentage of the Income Base and deducted from the contract value)


POLARIS INCOME PLUS



                          INITIAL FEE(5)     MAXIMUM FEE(5)
 One Covered Person           1.00%              2.50%
 Two Covered Persons          1.25%              2.50%


POLARIS INCOME PLUS DAILY



                          INITIAL FEE(5)     MAXIMUM FEE(5)
 One Covered Person           1.15%              2.50%
 Two Covered Persons          1.35%              2.50%




TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)

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The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.




                                    MINIMUM(6)     MAXIMUM(7)
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.                 0.47%          2.03%


                                       8


FOOTNOTES TO THE FEE TABLE:

 1 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.


 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 1.15%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED
  ------------------------------------------------------------------------------
 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.


 4 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS.

 5 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY FEE.



                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%

   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).


 6 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2020 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 7 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.



                                       9

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.


The Maximum Expense Example reflects the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.





MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 1.55% (including the optional Maximum Anniversary Value death benefit), the optional Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.50% for remaining years), and investment in an Underlying Fund with total expenses of 2.03%*)


(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,207      $2,231      $3,227      $5,701


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $407     $1,631      $2,827      $5,701



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47%**)





(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $966     $1,123      $1,304      $1,973

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $166     $523        $904        $1,973

ADDITIONAL EXPENSE EXAMPLE INFORMATION



1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base which is used to calculate the Polaris Income Plus Daily fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year.

3. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


* The 1 year Maximum Expense Example reflect the SunAmerica Series Trust 0.93% fee waiver.


** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.04% fee waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A - CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.



                                       10

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                            THE POLARIS PLATINUM III

                                VARIABLE ANNUITY
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YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:


     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.


     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.


     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.


     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.

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                       PURCHASING A POLARIS PLATINUM III

                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. The age requirements may vary depending on your election of an optional death benefit or other available optional feature.


                                                 WITH Optional
                                                    Maximum
 WITHOUT Optional     WITH Optional Living     Anniversary Death
     Benefits                Benefit                Benefit
        85                    80*                     80

* The age requirements may vary depending on the number of Covered Persons you elect. PLEASE SEE OPTIONAL LIVING BENEFITS.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE, AND SPOUSAL CONTINUATION OF THE DEATH BENEFIT.


PLEASE SEE THE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.



                                       11



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

     o     Tax consequences, and

     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.

     o Your rights and those of any other person with rights under this contract will be subject to the assignment.

     o We are not responsible for the validity, tax or other legal consequences of any assignment.

     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR SPECIFIC INFORMATION.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                                                            MINIMUM
                              MINIMUM         MINIMUM      AUTOMATIC
                              INITIAL       SUBSEQUENT     SUBSEQUENT
                              PURCHASE       PURCHASE       PURCHASE
                            PAYMENT (1)       PAYMENT       PAYMENT
       Qualified(2)        $ 4,000         $500           $100
     Non-Qualified(2)      $10,000         $500           $100

(1) If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.

(2) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We reserve the right to refuse any Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.

WE WILL NOT ACCEPT SUBSEQUENT PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED AN OPTIONAL LIVING BENEFIT FEATURE. IF YOU SEND A SUBSEQUENT PURCHASE PAYMENT AFTER THE FIRST CONTRACT ANNIVERSARY, THE PURCHASE PAYMENT WILL NOT BE CONSIDERED TO BE RECEIVED BY US AND WE WILL RETURN THE PURCHASE PAYMENT. AS A RESULT, THE INCOME BASE OF THE LIVING BENEFIT MAY NOT BE INCREASED BY ADDING PURCHASE PAYMENTS. We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.

     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

     o Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


                                       12



SUBMISSION OF PURCHASE PAYMENTS

Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.


REGULAR MAIL:

Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357


EXPRESS DELIVERY:


Overnight deliveries of Purchase Payments can only be accepted at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Electronic Transmission:


We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.

You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

Automatic Payment Plan:


Once you have contributed at least the minimum initial Purchase Payment, you can establish an Automatic Payment Plan that allows you to make subsequent Purchase Payments , if you have not elected a living benefit feature.



PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.

     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.


ACCUMULATION UNITS

We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.


The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.



                                       13



The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative.

To cancel, mail the contract along with your written free look request to:

Annuity Service Center

P.O. Box 15570
Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period we will refund the following:

     o The value of your contract on the day we receive your request in Good Order if received BEFORE Market Close.

     o The value of your contract on the next NYSE business day, if the free look request is received AFTER Market Close.


IRA and State Free Look Restrictions

Certain states require us to return your Purchase Payments upon a free look request. Contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of:

     (1)    Purchase Payments; or

     (2) the value of your contract on the day we receive your request in Good Order.

With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. We will allocate your money according to your instructions at the end of the applicable free look period.


PLEASE SEE YOUR CONTRACT AND APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.

     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.

     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

                                       14

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:

     o     Variable Portfolios

     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account

     o     Secure Value Account (optional living benefit only)

If you elect an optional living benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. PLEASE SEE INVESTMENT AND REBALANCING REQUIREMENTS IN THE OPTIONAL LIVING BENEFITS SECTION.


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.

Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:


 ASSET ALLOCATION    CASH
        BOND         STOCK

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.


You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you


                                       15



will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


Master-Feeder Funds

Under the Master-Feeder Funds structure, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund, which invests directly in individual securities.

Under the Master-Feeder structure, you will pay higher fees and expenses than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so.


Volatility Control Funds

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").


     Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund's investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.



     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


                                       16



     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").

     SAST also offers Master-Feeder Funds, the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio, and Volatility Control Funds.


            SAST MASTER-FEEDER FUNDS

            Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

            All of the Feeder Fund assets are invested in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SA VCP DYNAMIC ALLOCATION PORTFOLIO AND
            SA VCP DYNAMIC STRATEGY PORTFOLIO

            SAAMCo is the investment advisor of the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.


            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


            SA AMERICAN FUNDS VCP MANAGED ALLOCATION PORTFOLIO

            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO
            SA PIMCO VCP TACTICAL BALANCED PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            SA VCP INDEX ALLOCATION PORTFOLIO


            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.



PLEASE SEE NEXT PAGE FOR AVAILABLE VARIABLE PORTFOLIOS WHICH ARE GROUPED BY
                     ASSET CLASS AND LISTED ALPHABETICALLY.

                                       17

ASSET ALLOCATION



UNDERLYING FUNDS                                             MANAGED BY:                                  TRUST
----------------------------------------------------------   ------------------------------------------   -------
 Franklin Allocation VIP Fund(1)                             Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                                    Franklin Advisers, Inc.                      FTVIPT
 SA Allocation Balanced Portfolio(1)                         SunAmerica Asset Management, LLC             SST
 SA Allocation Growth Portfolio(1)                           SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Growth Portfolio(1)                  SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Portfolio(1)                         SunAmerica Asset Management, LLC             SST
 SA American Funds Asset Allocation Portfolio(2)             Capital Research and Management Company      SAST
 SA BlackRock Multi-Asset Income Portfolio                   BlackRock Investment Management, LLC         AST
 SA Global Index Allocation 60/40 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 75/25 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 90/10 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Goldman Sachs Multi-Asset Insights Portfolio             Goldman Sachs Asset Management, L.P.         SAST
 SA Index Allocation 60/40 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 80/20 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 90/10 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA JPMorgan Diversified Balanced Portfolio                  J.P. Morgan Investment Management Inc.       SAST
 SA Legg Mason Tactical Opportunities Portfolio              QS Investors, LLC                            SAST
 SA MFS Total Return Portfolio(3)                            Massachusetts Financial Services Company     SAST
 SA PGI Asset Allocation Portfolio                           Principal Global Investors, LLC              AST
 SA Putnam Asset Allocation Diversified Growth Portfolio     Putnam Investment Management, LLC            SST
 SA T. Rowe Price Asset Allocation Growth Portfolio          T. Rowe Price Associates, Inc.               SAST
 SA Wellington Strategic Multi-Asset Portfolio               Wellington Management Company LLP            AST


1 This Underlying Fund is a Fund-of-Funds.

2 This Underlying Fund is a Master-Feeder fund.

3 SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


BOND


UNDERLYING FUNDS                                         MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   ------
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Fixed Income Index Portfolio                         SunAmerica Asset Management, LLC                             SAST
 SA Fixed Income Intermediate Index Portfolio            SunAmerica Asset Management, LLC                             SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST

CASH


UNDERLYING FUNDS                                    MANAGED BY:                              TRUST
-------------------------------------------------   --------------------------------------   ------
 Goldman Sachs VIT Government Money Market Fund     Goldman Sachs Asset Management, L.P.     GST

STOCK



UNDERLYING FUNDS                                           MANAGED BY:                                      TRUST
--------------------------------------------------------   ----------------------------------------------   ------
 Invesco V.I. American Franchise Fund(4)                   Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Comstock Fund(4)                             Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                       Invesco Advisers, Inc.                           AVIF
 Lord Abbett Growth and Income Portfolio                   Lord, Abbett & Co. LLC                           LASF
 SA AB Growth Portfolio                                    AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                     AllianceBernstein L.P.                           SAST
 SA American Funds Global Growth Portfolio(5)              Capital Research and Management Company          SAST
 SA American Funds Growth Portfolio(5)                     Capital Research and Management Company          SAST
 SA American Funds Growth-Income Portfolio(5)              Capital Research and Management Company          SAST
 SA Columbia Technology Portfolio                          Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio(4)                       SunAmerica Asset Management, LLC                 SAST
 SA Emerging Markets Equity Index Portfolio                SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(R) International Growth      FIAM LLC                                         SAST
 SA Fidelity Institutional AM(R) Real Estate Portfolio     FIAM LLC                                         SAST


                                       18



UNDERLYING FUNDS                                         MANAGED BY:                                      TRUST
------------------------------------------------------   ----------------------------------------------   ------
 SA Franklin Small Company Value Portfolio               Franklin Mutual Advisers, LLC                    SAST
 SA International Index Portfolio                        SunAmerica Asset Management, LLC                 SAST
 SA Invesco Growth Opportunities Portfolio               Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                       Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                  J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                   J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                    J.P. Morgan Investment Management Inc.           SAST
 SA Large Cap Growth Index Portfolio                     SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Index Portfolio                            SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Value Index Portfolio                      SunAmerica Asset Management, LLC                 SAST
 SA Legg Mason BW Large Cap Value Portfolio              Brandywine Global Investment Management, LLC     SAST
 SA MFS Blue Chip Growth Portfolio                       Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio(4)       Massachusetts Financial Services Company         SAST
 SA Mid Cap Index Portfolio                              SunAmerica Asset Management, LLC                 SAST
 SA Morgan Stanley International Equities Portfolio      Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio          OppenheimerFunds, Inc.                           SAST
 SA Putnam International Growth and Income Portfolio     Putnam Investment Management, LLC                SAST
 SA Small Cap Index Portfolio                            SunAmerica Asset Management, LLC                 SAST
 SA Templeton Foreign Value Portfolio                    Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio            Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                 Wells Capital Management Incorporated            SAST


4 Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

5 This Underlying Fund is also a Master-Feeder fund.


VOLATILITY CONTROL FUNDS



UNDERLYING FUNDS                                         MANAGED BY:                                                   TRUST
-------------------------------------------------------- ------------------------------------------------------------- ------
 SA American Funds VCP Managed Allocation Portfolio5,6   Capital Research and Management Company                       SAST
 SA BlackRock VCP Global Multi Asset Portfolio(6)        BlackRock Investment Management, LLC                          SAST
 SA Invesco VCP Equity-Income Portfolio                  Invesco Advisers, Inc.                                        SAST
 SA PIMCO VCP Tactical Balanced Portfolio                Pacific Investment Management Company LLC                     SAST
 SA Schroders VCP Global Allocation Portfolio            Schroder Investment Management North America                  SAST
 SA T. Rowe Price VCP Balanced Portfolio                 T. Rowe Price Associates, Inc.                                SAST
 SA VCP Dynamic Allocation Portfolio(6)                  SunAmerica Asset Management, LLC and AllianceBernstein L.P.   SAST
 SA VCP Dynamic Strategy Portfolio(6)                    SunAmerica Asset Management, LLC and AllianceBernstein L.P.   SAST
 SA VCP Index Allocation Portfolio(6)                    SunAmerica Asset Management, LLC and T. Rowe Price            SAST
                                                         Associates, Inc.


5 This Underlying Fund is also a Master-Feeder fund.

6 A portion of this Underlying Fund is a Fund-of-Funds.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       19



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.


Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.

Interest Rate Categories

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


Transfers/Withdrawals from Fixed Accounts

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.


Fixed Account Restrictions

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


                                       20



SECURE VALUE ACCOUNT

If you elect a living benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a living benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts as follows:


  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
        6-Month         $  600
        12-Month        $1,200

     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.

     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.

     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


DCA Program Guidelines

     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.

     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.

     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.


Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account


                                       21



serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:

     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.

     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.

Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.

     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.

     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.


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TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543

Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


PLEASE SEE APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC FEES.



Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.

Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


SHORT-TERM TRADING POLICIES

This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy

     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.

     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.


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     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


Example


For example, if you made a transfer on August 19, 2019 and within the previous twelve months (from August 20, 2018 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2019 must be submitted by U.S. Mail (from August 20, 2019 through August 20, 2020).



ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:

     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not


                                       24



enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.

     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.

     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.



MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE



                             MINIMUM         MINIMUM
                           WITHDRAWAL        CONTRACT
                             AMOUNT          VALUE(1)
 Partial Withdrawal       $1,000         $2,500(2)
 Systematic Withdrawal    $  100         $2,500(2)



(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.



(2)   The total contract value must be at least $2,500 after a withdrawal.


Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a


                                       25



result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.



PENALTY-FREE WITHDRAWAL AMOUNT

Your contract provides for a penalty-free withdrawal amount each contract year during the applicable withdrawal period. The penalty-free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The penalty-free withdrawal amount does not reduce the basis used to calculate future annual penalty-free withdrawals and withdrawal charges.



YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you elect an optional living benefit, PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT AND THE LIVING BENEFIT BELOW.



Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty-free.

If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.


Penalty-Free Withdrawal Amount and the Living Benefit

If you elect a living benefit and you withdraw an amount that is under the 10% penalty-free withdrawal amount but over the Maximum Annual Withdrawal Amount, that excess amount will be treated as an Excess Withdrawal. You are not assessed a withdrawal charge, but the Excess Withdrawal affects calculation of your Income Base, Income Credit Base, if applicable, and future income payments under the living benefit. PLEASE SEE "What are the effects of withdrawals on Polaris Income Plus?" and "What are the effects of withdrawals on Polaris Income Plus Daily?" under OPTIONAL LIVING BENEFITS.

For example, if you elected a living benefit and your Maximum Annual Withdrawal Amount (MAWA) is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount. You may also take up to an additional $4,000 that contract year as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the living benefit which reduces the Income Base, the Income Credit Base if applicable, and future Maximum Annual Withdrawal Amounts.



ASSESSMENT OF WITHDRAWAL CHARGES


We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.


The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.


When you make a partial withdrawal, we deduct it from any remaining annual penalty-free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.

If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. IF YOU FULLY SURRENDER YOUR CONTRACT, WITHDRAWAL CHARGES WILL BE ASSESSED AGAINST THE AMOUNT OF PURCHASE PAYMENTS SUBJECT TO WITHDRAWAL CHARGES. THIS MEANS THAT, IF YOU SURRENDER YOUR CONTRACT WHILE WITHDRAWAL CHARGES STILL APPLY, ANY PRIOR PENALTY-FREE WITHDRAWAL AMOUNTS TAKEN IN THE CURRENT CONTRACT YEAR ARE NOT SUBTRACTED FROM THE TOTAL PURCHASE PAYMENTS STILL SUBJECT TO WITHDRAWAL CHARGES. PLEASE SEE EXPENSES.



Calculating Withdrawal Charges


For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty-free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.



Example:

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum penalty free withdrawal of $10,000. After that penalty free withdrawal


                                       26



your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal



Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.


Annuity Income Payments

Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.



PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.

Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


Optional Living Benefit Withdrawals


Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested.



Total Withdrawals


We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty-free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.



SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.


Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty-free withdrawal amount permitted each year.


If you elect a living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program, you must request withdrawals on the appropriate living benefit enrollment form. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while


                                       27




enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawals within the same contract year and may permanently reduce future guaranteed withdrawal amounts. IF YOU MUST TAKE REQUIRED MINIMUM DISTRIBUTIONS (RMDS) FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS WILL NOT PERMANENTLY REDUCE FUTURE GUARANTEED WITHDRAWAL AMOUNTS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.


Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.

     o You cannot use this waiver during the first 90 days after your contract is issued.

     o The confinement period for which you seek the waiver must begin after you purchase your contract.

     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit the following documents to the Annuity Service Center:

     1)     a doctor's note recommending admittance to a nursing home;

     2)     an admittance form which shows the type of facility you entered;
            and

     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.


PLEASE SEE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


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                            OPTIONAL LIVING BENEFITS
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GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS



Living benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you elected a living benefit feature.

These optional living benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The living benefits are designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time. The guaranteed rising income component available on Polaris Income Plus offers an additional benefit to those starting income soon after the contract is issued. Unlike Polaris Income Plus, Polaris Income Plus Daily does not offer guaranteed rising income. Polaris Income Plus Daily allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the living benefits.


You must invest in accordance with investment requirements outlined below.


Please note that not all of these living benefits may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax adviser concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect a living benefit.

If you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 1st contract anniversary from your contract issue date. You may not establish an automatic subsequent purchase payment plan with election of the living benefit, and any current payment plan has been terminated.


                                       28




BELOW IS A GLOSSARY OF LIVING BENEFIT TERMS AND A SUMMARY OF THE KEY FEATURES OF THE OPTIONAL LIVING BENEFITS OFFERED IN YOUR CONTRACT.


GLOSSARY OF LIVING BENEFIT TERMS



ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE
For Polaris Income Plus, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.

INCOME BASE

The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s), if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.



INCOME CREDIT
For Polaris Income Plus only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


                       INCOME CREDIT
                    (AS A PERCENTAGE OF
    OPTIONAL         THE INCOME CREDIT                INCOME
 LIVING BENEFIT            BASE)                CREDIT AVAILABILITY
 Polaris                    6%            Available during the first 12
 Income Plus                               Benefit Years -- the Income
                                            Credit is REDUCED in years
                                              withdrawals are taken
 Polaris              Not available               Not available
 Income Plus
 Daily

INCOME CREDIT BASE
For Polaris Income Plus only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
For Polaris Income Plus only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE (FOR POLARIS INCOME PLUS ONLY)

The Minimum Income Base is a guaranteed minimum amount of the Income Base which is calculated on the 12th Benefit Anniversary during the Minimum Income Base period of 12 years, provided no withdrawals are taken prior to the 12th Benefit Year Anniversary. If you take withdrawals prior to the 12th Benefit Anniversary, you will



                                       29




not be eligible to receive the increase to the Income Base on the 12th Benefit Anniversary. The Minimum Income Base amount is calculated as a percentage of first Benefit Year's Purchase Payments as follows:



                                       MINIMUM INCOME BASE
   MINIMUM INCOME BASE PERIOD              PERCENTAGE
  (IF NO WITHDRAWALS ARE TAKEN     (AS A PERCENTAGE OF THE 1ST
   PRIOR TO THE BENEFIT YEAR         BENEFIT YEAR'S PURCHASE
          ANNIVERSARY)                      PAYMENT)
 12th Benefit Year Anniversary                           200%


MINIMUM INCOME BASE (FOR POLARIS INCOME PLUS DAILY ONLY)
The Minimum Income Base is a guaranteed minimum amount of the Income Base calculated on each Benefit Year Anniversary and up to the 15th Benefit Year Anniversary. An annual Minimum Income Base Percentage of 5% will be applied to the Purchase Payment(s) received prior to the first Benefit Year Anniversary during the Minimum Income Base period of 15 years, provided no withdrawals are taken prior to each Benefit Year Anniversary as follows:




                                       MINIMUM INCOME BASE
   MINIMUM INCOME BASE PERIOD              PERCENTAGE
  (IF NO WITHDRAWALS ARE TAKEN     (AS A PERCENTAGE OF THE 1ST
   PRIOR TO THE BENEFIT YEAR         BENEFIT YEAR'S PURCHASE
          ANNIVERSARY)                      PAYMENT)
 1st Benefit Year Anniversary                            105%
 2nd Benefit Year Anniversary                            110%
 3rd Benefit Year Anniversary                            115%
 4th Benefit Year Anniversary                            120%
 5th Benefit Year Anniversary                            125%
 6th Benefit Year Anniversary                            130%
 7th Benefit Year Anniversary                            135%
 8th Benefit Year Anniversary                            140%
 9th Benefit Year Anniversary                            145%
 10th Benefit Year Anniversary                           150%
 11th Benefit Year Anniversary                           155%
 12th Benefit Year Anniversary                           160%
 13th Benefit Year Anniversary                           165%
 14th Benefit Year Anniversary                           170%
 15th Benefit Year Anniversary                           175%



The Minimum Income Base is only available in the first 15 Benefit Years, provided no withdrawals are taken.



PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.

STEP-UP VALUE

If you elect Polaris Income Plus Daily, the Step-Up Value is used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.


OVERVIEW OF LIVING BENEFITS

The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, both of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. If you do not expect to take any withdrawals, then electing the Living Benefit would not be appropriate. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return. If you elect the Living Benefit, any Excess Withdrawal that reduces the contract value to zero will terminate the contract including its optional Living Benefit. However, although market performance and fees can reduce the contract value to zero, they will not result in the termination of your contract and its benefits.

Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit; therefore, election of the Living Benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the maximum annual withdrawal amount allowable under the Living Benefit.

Please see POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY below for a more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.



                                       30



POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY


How does Polaris Income Plus work?

Polaris Income Plus locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.


There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW DO INCREASES TO THE INCOME BASE AND INCOME CREDIT BASE WORK UNDER POLARIS INCOME PLUS?" BELOW.



How does Polaris Income Plus Daily work?


Unlike Polaris Income Plus, Polaris Income Plus Daily does not offer Income Credits. Instead, Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment and is increased by subsequent Purchase Payments in the first Benefit Year, if any. We will not accept subsequent Purchase Payments after the first contract anniversary.

In addition, if you do not take any withdrawals prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is the a specified percentage of the first Benefit Year's Purchase Payments according to the table shown in the GLOSSARY OF LIVING BENEFIT TERMS above.

Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. PLEASE SEE "HOW DO INCREASES TO THE INCOME BASE WORK UNDER POLARIS INCOME PLUS DAILY?" BELOW.


What are the differences between Polaris Income Plus and Polaris Income Plus Daily?



  LIVING BENEFIT
    PARAMETER         POLARIS INCOME PLUS       POLARIS INCOME PLUS DAILY
 Initial Annual       1.00% One Covered         1.15% One Covered Person
 Fee                        Person              1.35% Two Covered Persons
                      1.25% Two Covered
                           Persons
 Minimum Income         Minimum Income           Range of Minimum Income
 Base                  Base Percentage:          Base Percentage: 105% -
                             200%                         175%
                        Minimum Income             Minimum Income Base
                    Base Period: 12 years     Period: Years 1-15; upon the
                    if no withdrawals are     first withdrawal, no further
                            taken              adjustments are made to the
                                                   Minimum Income Base
 Income Credit          Income Credit                      N/A
                    available in first 12
                     Benefit Years - the
                       Income Credit is
                       REDUCED in years
                       withdrawals are
                            taken
 Frequency of               Annual                        Daily
 Step-up Values
 Investment          10% in Secure Value           10% in Secure Value
 Requirements              Account                       Account
                       90% in Variable         90% in Variable Portfolios
                          Portfolios             (total of 35 investment
                         (total of 18                   options)
                     investment options)



POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit. If you elect Polaris Income Plus, you may choose from Income Options 1, 2 or 3.

The annual Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.

POLARIS INCOME PLUS DAILY(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any



                                       31




withdrawals prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the first Benefit Year's Purchase Payments. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. The Minimum Income Base structure differs from that which is available on Polaris Income Plus. If you elect Polaris Income Plus Daily, you may choose from Income Options 1, 2, or 3.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.

THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGES AND PROTECTED INCOME PAYMENT PERCENTAGES ARE SET FORTH IN THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS.



Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:



 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios, except as otherwise noted:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA American Funds VCP Managed Allocation*
                  SA BlackRock VCP Global Multi Asset*
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA Invesco VCP Equity-Income*
                  SA JPMorgan MFS Core Bond
                  SA PIMCO VCP Tactical Balanced*
                  SA Schroders VCP Global Allocation*
                  SA T. Rowe Price VCP Balanced*
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  DCA FIXED ACCOUNTS**
                  6-Month DCA
                  1-Year DCA
                  * You may invest up to a maximum of 50% in each of
                  these Variable Portfolios.
                  ** You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.


                                       32



INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with the following:



 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios:
                  INDIVIDUALLY MANAGED ASSET ALLOCATION
                  PORTFOLIOS:
                  SA American Funds Asset Allocation
                  SA BlackRock Multi-Asset Income
                  SA Goldman Sachs Multi-Asset Insights
                  SA JPMorgan Diversified Balanced
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified Growth
                  SA T. Rowe Price Asset Allocation Growth
                  Portfolio
                  SA Wellington Strategic Multi-Asset Income
                  ACTIVELY MANAGED FUND-OF-FUNDS:
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  FIXED INCOME AND MONEY MARKET PORTFOLIOS:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA JPMorgan MFS Core Bond
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  INDEX FUND-OF-FUNDS PORTFOLIOS
                  SA Global Index Allocation 90/10
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 60/40
                  SA Index Allocation 90/10
                  SA Index Allocation 80/20
                  SA Index Allocation 60/40
                  VOLATILITY CONTROL PORTFOLIOS:
                  SA American Funds VCP Managed Allocation
                  SA BlackRock VCP Global Multi Asset
                  SA Invesco VCP Equity-Income
                  SA PIMCO VCP Tactical Balanced
                  SA Schroders VCP Global Allocation
                  SA T. Rowe Price VCP Balanced
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  DCA FIXED ACCOUNTS*
                  6-Month DCA
                  1-Year DCA
                  * You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.


How do my investment requirements impact my feature and contract?

Before you elect a living benefit, you should carefully consider whether the investment requirements associated with the living benefits meet your investment objectives and risk tolerance.


The investment requirements may reduce the need to rely on the guarantees provided by these living benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee. PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.


To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secure Value Account will not change for the life of your contract.



REBALANCING AND INVESTMENT REQUIREMENTS


We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers, and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.



                                       33



Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.


You may not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.



What are the factors used to calculate Polaris Income Plus?

The benefit offered by Polaris Income Plus is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.


FOURTH, if you do not take a withdrawal prior to the 12th Benefit Year Anniversary, the guaranteed MINIMUM INCOME BASE amount will be available in the Income Base calculation on the 12th Benefit Year Anniversary. The Minimum Income Base amount is calculated as a percentage of Purchase Payments received during the first Benefit Year. This percentage is provided above in the Glossary of Living Benefit Defined Terms. If you take a withdrawal prior to the 12th Benefit Year Anniversary, you will not be eligible to receive the increase to the Income Base.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

The Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. If no withdrawals are taken during the Benefit Year, the Income Credit Percentage is not reduced. The Income Credit Percentage is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you are age 65 and elected Polaris Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you are age 65 and elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).


The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally,


                                       34



if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.


PLEASE SEE THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS FOR THE APPLICABLE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE. IF YOU NEED ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL US AT THE ANNUITY SERVICE CENTER AT (800) 445-7862. ALL RATE SHEET SUPPLEMENTS WILL BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND ARE AVAILABLE ON THE EDGAR SYSTEM AT WWW.SEC.GOV, FILE NUMBER 333-185762 OR 333-178841.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, if any. Excess Withdrawals are withdrawals taken that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base and Income Credit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base and Income Credit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" BELOW.


PLEASE SEE APPENDIX C FOR DETAILED NUMERICAL EXAMPLES OF YOUR LIVING BENEFIT.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.


FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, if you do not take any withdrawals prior to 15th Benefit Year Anniversary, an annual Minimum Income Base Percentage of 5% will be applied to Purchase Payments received prior to the first Benefit Year Anniversary. Further, if you take a withdrawal during the Minimum Income Base period of 15 years, you are no longer eligible for adjustments to your Income Base based on the percentages provided above in the GLOSSARY OF LIVING BENEFIT TERMS.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).


The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by four factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Step-up Value is achieved on or after the Covered Person(s) 65th birthday.


PLEASE SEE THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS FOR THE APPLICABLE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE. IF YOU NEED ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL US AT THE ANNUITY SERVICE CENTER AT (800) 445-7862. ALL RATE SHEET PROSPECTUS SUPPLEMENTS WILL BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND ARE AVAILABLE ON THE EDGAR SYSTEM AT WWW.SEC.GOV, FILE NUMBER 333-185762 OR 333-178841.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, if any. Excess Withdrawals are withdrawals taken that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.



                                       35




How do increases to the Income Base and Income Credit Base work under Polaris Income Plus?


On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.


On each Benefit Year Anniversary during the Income Credit Period, if the Income Base is increased to a Highest Anniversary Value, the Income Credit Base is also automatically increased to that Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.


Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.



How do increases to the Income Base work under Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value and by subsequent Purchase Payments received in the first Benefit Year, if any. Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.


AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.


AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary. If one or more Excess Withdrawals have been taken in that Benefit Year, the Income Base is increased on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Excess Withdrawal.

PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME
PLUS?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS
DAILY?"BELOW.

What are the effects of withdrawals on Polaris Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of any withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.


Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


For example, assume that your contract value is $106,000, your Income Base and Income Credit Base are $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base and Income Credit Base will be reduced to $114,000 as follows: $120,000 x {1 - [($11,000 -
$6,000)/($106,000 - $6,000)]} = $114,000.


The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual


                                       36



     Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these living benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Partial withdrawals under these living benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What are the effects of withdrawals on Polaris Income Plus Daily?


The Maximum Annual Withdrawal Amount, the Income Base and the Purchase Payment(s) used in the calculation of the Minimum Income Base may change over time as a result of the timing and amount of any withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.


Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base will be reduced to $114,000 as follows:
$120,000 x {1 - [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.


The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.


                                       37



     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value.


What is the fee for Polaris Income Plus and Polaris Income Plus Daily?


The fee for Polaris Income Plus and Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:



POLARIS INCOME PLUS FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.00%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).


POLARIS INCOME PLUS DAILY FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.15%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY FEE.

For Polaris Income Plus, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. PLEASE NOTE THAT THIS MEANS THE ADDITION OF AN INCOME CREDIT WILL LEAD TO PAYING A HIGHER FEE IN ANY GIVEN PERIOD THAN WITHOUT THE ADDITION OF THE INCOME CREDIT, AND IN CERTAIN INSTANCES, THE VALUE OF THE INCOME CREDIT MAY BE MORE THAN OFFSET BY THE AMOUNT OF THE FEE. YOU WILL BE ASSESSED A NON-REFUNDABLE FEE EACH QUARTER REGARDLESS OF WHETHER OR NOT YOU TAKE ANY WITHDRAWALS.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.


If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.



What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum


                                       38



Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.


If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.


In addition, for Polaris Income Plus, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


PLEASE REFER TO THE RATE SHEET SUPPLEMENT FOR THE MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGES APPLICABLE TO YOUR LIVING BENEFIT.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?


You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the living benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              45              80
      Joint Owners(1)           45              80

POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
 NON-QUALIFIED:
 Joint Owners(2)              45          80          45          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the living benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.


We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you



                                       39



should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.



What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person and if the contract value is greater than zero?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:



     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2.   Continue the contract, without the Living Benefit.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons and if the contract value is greater than zero?


If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:


     1. Make a death claim, which terminates the Living Benefit and the contract; or



     2. Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.

Note: If the contract value goes to zero due to: a) a withdrawal taken within the parameters of the Living Benefit, the Spousal Beneficiary can continue the Living Benefit as the surviving Covered Person with the current Protected Income Payment for their lifetime or b) an Excess Withdrawal, the Living Benefit and contract will terminate, and the Spousal Beneficiary cannot continue the contract.

The components of the living benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the living benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES POLARIS INCOME PLUS WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY WORK?" ABOVE.


FOR POLARIS INCOME PLUS ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


FOR POLARIS INCOME PLUS DAILY ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"


Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW.


What happens to my Living Benefit upon the Latest Annuity Date?


On the Latest Annuity Date if the contract value is greater than zero, you must select one of the following options:

     1.   Annuitize by selecting from choices a. or b. below:



          a. elect to begin one of the Annuity Income Payment Options set forth in your Contract. If you choose this option, we will apply the contract value to provide annuity income payments as described under ANNUITY INCOME OPTIONS; or



          b. elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date; or

     2.   Fully surrender your Contract

Note: Under 1b) upon annuitization you will receive the applicable Maximum Annual Withdrawal Amount for a fixed period while you are alive. The fixed period is determined by dividing the contract value as of the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment,



                                       40




which is calculated by multiplying the Income Base as of the Latest Annuity Date by then applicable Protected Income Payment Percentage, paid until the death(s) of all Covered Person(s). The amount of each such payment will equal the Protected Income Payment amount divided according to the payment frequency you selected.

An election under option 1 above converts your contract value to an Annuitization payable through a series of payments as described above. Once the selected Annuitization begins, all other benefits under your Contract, will be terminated, transfers may no longer be made, a death benefit is no longer payable, and the Living Benefit Fee will no longer be deducted. If you do not select an option listed above by the Latest Annuity Date, we will automatically begin making payments, which would equal to the Maximum Annual Withdrawal Amount as long as the contract value is greater than zero, or the Protected Income Payment if the contract values goes to zero, in accordance with option
1b) above, divided equally and paid on a monthly frequency until the death(s) of all of the last named Covered Person(s).



Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus or Polaris Income Plus Daily?

Amounts allocated to the Secure Value Account will be automatically transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.



Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or


      (iv) An Excess Withdrawal that reduces the Contract Value and Income Base to zero; or

      (v) Death of the Covered Person, if only one is elected; or, if two Covered Persons are elected, death of the surviving Covered Person; or

      (vi) A change that removes all Covered Persons from the contract except as noted below under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"; or

      (vii)      A Change of the Owner or Assignment; or

      (viii)     You elect to cancel Your Living Benefit.


If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


                                       41



Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the living benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the living benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the living benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.


Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


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                                 DEATH BENEFITS
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--------------------------------------------------------------------------------


You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if:


     o     your contract value is reduced to zero; or

     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.


                                   PAYABLE UPON
           OWNER                     DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant

BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.

     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.

     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.

     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.

     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or

     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     (3) A written statement by a medical doctor who attended the deceased at the time of death.

When Death Benefits are Calculated


     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.


If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.


If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the


                                       42



time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the first contract anniversary from your contract issue date.


DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or

     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or

     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The Extended Legacy Program may not be elected in conjunction with any other settlement option.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:

     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.

     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.

     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.

     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.

We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:

     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.

Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.


Restrictions on Extended Legacy Program

     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.

     o Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.

     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.

     o The contract may not be assigned and ownership may not be changed or jointly owned.

     o Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.


Expenses

We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.


                                       43



Investment Options

     o     The Beneficiary may transfer funds among the available Variable
           Portfolios;

     o Variable Portfolios may differ from those available to the original Owner; and

     o Variable Portfolios may be of a different share class subject to higher 12b-1 fees.


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company.

     o The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.

     o The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.

     o Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

     o Upon your death, your designated Beneficiary will receive the contract value death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:

     o     Inherited Account and Required Minimum Distribution Election Form;
           AND

     o     New contract application

Restrictions on Inherited Account Program


     o No Purchase Payments are permitted after the contract has been issued.

     o Optional Living Benefits cannot be elected under the Inherited Account Program.

     o The contract may not be assigned and ownership may not be changed or jointly owned.


Expenses

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.


Investment Options

All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.

5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a living benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday , the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a living benefit feature.


                                       44



DEATH BENEFIT OPTIONS


CONTRACT VALUE DEATH BENEFIT

The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation.

The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the living benefits described above.

Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please note that not all Death Benefit options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT

For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

The Maximum Anniversary death benefit may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or


                                       45



          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:

     o Generally, the contract, its benefits and elected features, if any, remain the same.

     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.

     o Continuing Spouse may not terminate the Return of Purchase Payment or Maximum Anniversary Value death benefit if elected at contract issue.

     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.

We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.

We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.


The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment or Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE APPENDIX B
- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.


PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee


Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES........ 1.15%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income


                                       46



payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.


WITHDRAWAL CHARGES


The contract provides a penalty-free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty-free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.


We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for seven complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


WITHDRAWAL CHARGE SCHEDULE


YEARS SINCE PURCHASE PAYMENT RECEIPT     1    2    3    4    5    6    7   8+
 WITHDRAWAL CHARGE                     8%   7%   6%   5%   4%   3%   2%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Funds. If you invest in a Master Fund, as identified under INVESTMENT OPTIONS above, the Accumulation Unit value will also reflect the investment management fee and other expenses of the corresponding Master Fund.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.


There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, and Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for


                                       47



the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


PLEASE SEE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.



TRANSFER FEE


After 15 Transfers..... $25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.

In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.



OPTIONAL LIVING BENEFIT FEES

The living benefit fees will be calculated as a percentage of the Income Base for all years in which the living benefits are in effect. The fee depends on whether you elect to cover one or two lives. The living benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the living benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

POLARIS INCOME PLUS


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.00%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%

* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).


POLARIS INCOME PLUS DAILY


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.15%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.

Any fee adjustment is based on a non-discretionary formula tied to the VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY FEE.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT FEE

If you elect the Return of Purchase Payment death benefit, the annualized fee is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

If you elect the Maximum Anniversary Value death benefit, the fee is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s).


                                       48



PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.



INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED


Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.


The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% of the initial Purchase Payment.


Certain broker-dealers may limit crediting this additional amount to employees only.


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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.20% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special


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compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2018 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or


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affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?


If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether taking annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.



ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made.



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income


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payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.


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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.

     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)

     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


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TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;


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     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or

    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.


REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


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COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.


WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a


                                       56



non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.


QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.


DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


                                       57



INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.


American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


                                       58



OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living


                                       59



benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS


We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of administrative and technical controls and other preventative actions to reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses



                                       60




affecting your contract and personal information due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2019, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       61

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
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                                                                                      FISCAL          FISCAL
                                                                                       YEAR            YEAR
                                                                   INCEPTION TO       ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10        12/31/11
================================================================= ============== =============== ===============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$6.607      (a)$8.523       (a)$9.275
                                                                  (b)$6.606      (b)$8.443       (b)$9.089
 Ending AUV...................................................... (a)$8.523      (a)$9.275       (a)$9.014
                                                                   (b)$8.443        (b)$9.089       (b)$8.772
 Ending Number of AUs............................................ (a)143,175     (a)305,497      (a)583,043
                                                                  (b)16          (b)15           (b)13,720

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.300        (a)$9.454      (a)$10.514
                                                                   (b)$7.298        (b)$9.378      (b)$10.363
 Ending AUV......................................................  (a)$9.454       (a)$10.514      (a)$10.625
                                                                   (b)$9.378       (b)$10.363      (b)$10.405
 Ending Number of AUs............................................ (a)39,082      (a)587,958      (a)1,614,375
                                                                  (b)2,742       (b)5,099        (b)35,105

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A          (a)N/A
                                                                  (b)N/A         (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A          (a)N/A
                                                                  (b)N/A         (b)N/A          (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A          (a)N/A
                                                                  (b)N/A         (b)N/A          (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.461       (a)$10.054      (a)$11.863
                                                                   (b)$7.459        (b)$9.982      (b)$11.658
 Ending AUV...................................................... (a)$10.054       (a)$11.863      (a)$10.961
                                                                   (b)$9.982       (b)$11.658      (b)$10.623
 Ending Number of AUs............................................ (a)4,003       (a)54,048       (a)132,872
                                                                  (b)3,929       (b)9            (b)4,937

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.362        (a)$8.362       (a)$9.549
                                                                   (b)$6.360        (b)$8.311       (b)$9.430
 Ending AUV......................................................  (a)$8.362        (a)$9.549       (a)$9.227
                                                                   (b)$8.311        (b)$9.430       (b)$9.053
 Ending Number of AUs............................................ (a)149,295     (a)1,361,769    (a)3,289,778
                                                                  (b)21,196      (b)44,446       (b)82,099

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.868        (a)$8.977       (a)$9.941
                                                                   (b)$6.866        (b)$8.920       (b)$9.814
 Ending AUV......................................................  (a)$8.977        (a)$9.941       (a)$9.590
                                                                   (b)$8.920        (b)$9.814       (b)$9.406
 Ending Number of AUs............................................ (a)159,241     (a)1,543,848    (a)3,878,109
                                                                  (b)18,694      (b)69,419       (b)110,493

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.314        (a)$7.910       (a)$9.167
                                                                   (b)$6.313        (b)$7.867       (b)$9.058
 Ending AUV......................................................  (a)$7.910        (a)$9.167       (a)$8.498
                                                                   (b)$7.867        (b)$9.058       (b)$8.343
 Ending Number of AUs............................................ (a)88,350      (a)677,384      (a)1,866,796
                                                                  (b)5,286       (b)18,975       (b)50,607

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                                                                       FISCAL            FISCAL            FISCAL
                                                                        YEAR              YEAR              YEAR
                                                                        ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/12          12/31/13          12/31/14
================================================================= ================ ================= =================
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$9.014        (a)$10.261        (a)$12.538
                                                                  (b)$8.772        (b)$9.922         (b)$12.044
 Ending AUV...................................................... (a)$10.261       (a)$12.538        (a)$12.728
                                                                      (b)$9.922        (b)$12.044        (b)$12.148
 Ending Number of AUs............................................ (a)555,601       (a)617,081        (a)755,589
                                                                  (b)13,350        (b)17,141         (b)14,720

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$10.625        (a)$11.815        (a)$13.289
                                                                     (b)$10.405        (b)$11.494        (b)$12.845
 Ending AUV......................................................    (a)$11.815        (a)$13.289        (a)$13.723
                                                                     (b)$11.494        (b)$12.845        (b)$13.179
 Ending Number of AUs............................................ (a)2,098,825     (a)2,132,029      (a)2,363,425
                                                                  (b)29,071        (b)32,331         (b)26,318

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$10.961        (a)$12.269        (a)$16.931
                                                                     (b)$10.623        (b)$11.813        (b)$16.035
 Ending AUV......................................................    (a)$12.269        (a)$16.931        (a)$18.078
                                                                     (b)$11.813        (b)$16.035        (b)$17.010
 Ending Number of AUs............................................ (a)123,702       (a)109,309        (a)114,164
                                                                  (b)623           (b)0              (b)0

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$9.227        (a)$10.832        (a)$14.505
                                                                      (b)$9.053        (b)$10.558        (b)$14.047
 Ending AUV......................................................    (a)$10.832        (a)$14.505        (a)$15.620
                                                                     (b)$10.558        (b)$14.047        (b)$15.029
 Ending Number of AUs............................................ (a)3,527,130     (a)3,272,884      (a)3,241,381
                                                                  (b)92,931        (b)85,731         (b)78,531

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$9.590        (a)$10.824        (a)$14.294
                                                                      (b)$9.406        (b)$10.548        (b)$13.839
 Ending AUV......................................................    (a)$10.824        (a)$14.294        (a)$15.515
                                                                     (b)$10.548        (b)$13.839        (b)$14.924
 Ending Number of AUs............................................ (a)4,391,782     (a)3,990,342      (a)3,854,008
                                                                  (b)110,609       (b)102,557        (b)96,992

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$8.498         (a)$9.402        (a)$12.613
                                                                      (b)$8.343         (b)$9.171        (b)$12.223
 Ending AUV......................................................     (a)$9.402        (a)$12.613        (a)$13.403
                                                                      (b)$9.171        (b)$12.223        (b)$12.905
 Ending Number of AUs............................................ (a)2,173,904     (a)1,888,694      (a)1,734,729
                                                                  (b)53,403        (b)46,751         (b)41,253

------------------------------------------------------------------



                                                                        FISCAL            FISCAL           FISCAL
                                                                         YEAR              YEAR             YEAR
                                                                        ENDED             ENDED            ENDED
VARIABLE PORTFOLIOS                                                    12/31/15          12/31/16         12/31/17
================================================================= ================= ================= ===============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.728        (a)$11.783        (a)$13.165
                                                                  (b)$12.148        (b)$11.173        (b)$12.403
 Ending AUV...................................................... (a)$11.783        (a)$13.165        (a)$10.813
                                                                      (b)$11.173        (b)$12.403      (b)$10.773
 Ending Number of AUs............................................ (a)616,339        (a)551,897        (a)15
                                                                  (b)14,317         (b)13,132         (b)14

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$13.723        (a)$12.590      (a)$14.171
                                                                      (b)$13.179        (b)$12.012      (b)$13.433
 Ending AUV......................................................     (a)$12.590        (a)$14.171      (a)$15.566
                                                                      (b)$12.012        (b)$13.433      (b)$14.449
 Ending Number of AUs............................................ (a)2,356,364      (a)2,253,529      (a)0
                                                                  (b)27,764         (b)25,803         (b)21,232

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A            (a)N/A               (a)$9.917
                                                                  (b)N/A            (b)N/A               (b)$9.875
 Ending AUV...................................................... (a)N/A                 (a)$9.917       (a)$9.863
                                                                  (b)N/A                 (b)$9.875       (b)$9.733
 Ending Number of AUs............................................ (a)N/A            (a)3,170,077      (a)274,196
                                                                  (b)N/A            (b)160,945        (b)0

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$18.078        (a)$18.692      (a)$18.823
                                                                      (b)$17.010        (b)$17.474      (b)$17.483
 Ending AUV......................................................     (a)$18.692        (a)$18.823      (a)$24.145
                                                                      (b)$17.474        (b)$17.483      (b)$21.781
 Ending Number of AUs............................................ (a)95,315         (a)106,404        (a)0
                                                                  (b)0              (b)2,118          (b)2,118

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$15.620        (a)$14.464      (a)$16.703
                                                                      (b)$15.029        (b)$13.826      (b)$15.863
 Ending AUV......................................................     (a)$14.464        (a)$16.703      (a)$19.826
                                                                      (b)$13.826        (b)$15.863      (b)$18.292
 Ending Number of AUs............................................ (a)3,343,626      (a)3,215,414      (a)0
                                                                  (b)72,075         (b)63,316         (b)55,575

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$15.515        (a)$14.807      (a)$17.456
                                                                      (b)$14.924        (b)$14.151      (b)$16.575
 Ending AUV......................................................     (a)$14.807        (a)$17.456      (a)$20.108
                                                                      (b)$14.151        (b)$16.575      (b)$18.538
 Ending Number of AUs............................................ (a)3,840,233      (a)3,636,060      (a)0
                                                                  (b)93,976         (b)82,413         (b)65,944

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$13.403        (a)$12.851      (a)$14.857
                                                                      (b)$12.905        (b)$12.293      (b)$14.120
 Ending AUV......................................................     (a)$12.851        (a)$14.857      (a)$17.073
                                                                      (b)$12.293        (b)$14.120      (b)$15.701
 Ending Number of AUs............................................ (a)1,615,549      (a)1,403,219      (a)0
                                                                  (b)42,200         (b)37,910         (b)35,001

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND)
- FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.813
                                                                  (b)$10.773
 Ending AUV...................................................... (a)$13.204
                                                                     (b)$12.651
 Ending Number of AUs............................................ (a)14,524
                                                                  (b)265,926

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$15.566
                                                                     (b)$14.449
 Ending AUV......................................................    (a)$14.725
                                                                     (b)$14.134
 Ending Number of AUs............................................ (a)13,532
                                                                  (b)1,183,355

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV...................................................     (a)$9.863
                                                                      (b)$9.733
 Ending AUV......................................................     (a)$9.894
                                                                      (b)$9.789
 Ending Number of AUs............................................ (a)499,593
                                                                  (b)380,495

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$24.145
                                                                     (b)$21.781
 Ending AUV......................................................    (a)$22.939
                                                                     (b)$21.837
 Ending Number of AUs............................................ (a)778
                                                                  (b)87,823

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$19.826
                                                                     (b)$18.292
 Ending AUV......................................................    (a)$17.174
                                                                     (b)$16.353
 Ending Number of AUs............................................ (a)14,851
                                                                  (b)1,026,902

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$20.108
                                                                     (b)$18.538
 Ending AUV......................................................    (a)$17.175
                                                                     (b)$16.349
 Ending Number of AUs............................................ (a)11,057
                                                                  (b)1,308,958

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$17.073
                                                                     (b)$15.701
 Ending AUV......................................................    (a)$15.503
                                                                     (b)$14.719
 Ending Number of AUs............................................ (a)1,568
                                                                  (b)521,620

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.466      (a)$9.759       (a)$10.592
                                                                   (b)$7.464      (b)$9.664       (b)$10.374
 Ending AUV......................................................  (a)$9.759     (a)$10.592       (a)$10.189
                                                                   (b)$9.664     (b)$10.374        (b)$9.892
 Ending Number of AUs............................................ (a)4,893       (a)31,223        (a)110,822
                                                                  (b)14          (b)14            (b)940

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.372      (a)$9.864       (a)$12.222
                                                                   (b)$7.371      (b)$9.800       (b)$12.063
 Ending AUV......................................................  (a)$9.864     (a)$12.222       (a)$11.073
                                                                   (b)$9.800     (b)$12.063       (b)$10.858
 Ending Number of AUs............................................ (a)149,907     (a)1,412,358     (a)3,884,706
                                                                  (b)16,288      (b)44,449        (b)96,712

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.759       (a)$11.481
                                                                  (b)N/A         (b)$10.548       (b)$11.180
 Ending AUV...................................................... (a)N/A         (a)$11.481       (a)$11.385
                                                                  (b)N/A         (b)$11.180       (b)$11.014
 Ending Number of AUs............................................ (a)N/A         (a)735,665       (a)2,126,800
                                                                  (b)N/A         (b)8,184         (b)20,339

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.215       (a)$11.173
                                                                  (b)N/A         (b)$10.016       (b)$10.874
 Ending AUV...................................................... (a)N/A         (a)$11.173       (a)$10.301
                                                                  (b)N/A         (b)$10.874        (b)$9.960
 Ending Number of AUs............................................ (a)N/A         (a)46,920        (a)226,663
                                                                  (b)N/A         (b)6,992         (b)45,099

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.303       (a)$11.155
                                                                  (b)N/A         (b)$10.100       (b)$10.863
 Ending AUV...................................................... (a)N/A         (a)$11.155       (a)$10.620
                                                                  (b)N/A         (b)$10.863       (b)$10.275
 Ending Number of AUs............................................ (a)N/A         (a)874,350       (a)2,789,887
                                                                  (b)N/A         (b)82,764        (b)108,968

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.617       (a)$11.425
                                                                  (b)N/A         (b)$10.410       (b)$11.133
 Ending AUV...................................................... (a)N/A         (a)$11.425       (a)$11.063
                                                                  (b)N/A         (b)$11.133       (b)$10.710
 Ending Number of AUs............................................ (a)N/A         (a)790,445       (a)2,921,500
                                                                  (b)N/A         (b)15,089        (b)36,886

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.675      (a)$9.248       (a)$10.223
                                                                   (b)$7.673      (b)$9.139       (b)$10.026
 Ending AUV......................................................  (a)$9.248     (a)$10.223       (a)$10.190
                                                                   (b)$9.139     (b)$10.026        (b)$9.929
 Ending Number of AUs............................................ (a)18,473      (a)661,124       (a)1,396,870
                                                                  (b)13          (b)17,259        (b)46,165

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.598     (a)$10.333       (a)$11.362
                                                                   (b)$7.597     (b)$10.269       (b)$11.219
 Ending AUV...................................................... (a)$10.333     (a)$11.362       (a)$10.190
                                                                  (b)$10.269     (b)$11.219        (b)$9.996
 Ending Number of AUs............................................ (a)214,389     (a)2,106,282     (a)5,656,679
                                                                  (b)23,265      (b)75,062        (b)141,456

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.189       (a)$11.698       (a)$15.831
                                                                   (b)$9.892       (b)$11.283       (b)$15.172
 Ending AUV...................................................... (a)$11.698       (a)$15.831       (a)$17.796
                                                                  (b)$11.283       (b)$15.172       (b)$16.944
 Ending Number of AUs............................................ (a)216,259       (a)193,980       (a)223,689
                                                                  (b)2,696         (b)2,766         (b)6,919

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.073       (a)$12.930       (a)$17.544
                                                                  (b)$10.858       (b)$12.597       (b)$16.982
 Ending AUV...................................................... (a)$12.930       (a)$17.544       (a)$18.852
                                                                  (b)$12.597       (b)$16.982       (b)$18.129
 Ending Number of AUs............................................ (a)4,290,770     (a)3,783,732     (a)3,499,705
                                                                  (b)103,332       (b)86,267        (b)77,530

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.385       (a)$12.441       (a)$13.691
                                                                  (b)$11.014       (b)$11.958       (b)$13.074
 Ending AUV...................................................... (a)$12.441       (a)$13.691       (a)$14.233
                                                                  (b)$11.958       (b)$13.074       (b)$13.504
 Ending Number of AUs............................................ (a)2,873,463     (a)2,837,507     (a)2,846,362
                                                                  (b)42,531        (b)44,150        (b)38,031

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$10.301       (a)$11.679       (a)$14.260
                                                                   (b)$9.960       (b)$11.220       (b)$13.610
 Ending AUV...................................................... (a)$11.679       (a)$14.260       (a)$14.812
                                                                  (b)$11.220       (b)$13.610       (b)$14.045
 Ending Number of AUs............................................ (a)225,686       (a)301,330       (a)349,567
                                                                  (b)39,944        (b)39,937        (b)43,889

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$10.620       (a)$11.834       (a)$13.702
                                                                  (b)$10.275       (b)$11.375       (b)$13.086
 Ending AUV...................................................... (a)$11.834       (a)$13.702       (a)$14.222
                                                                  (b)$11.375       (b)$13.086       (b)$13.494
 Ending Number of AUs............................................ (a)3,053,471     (a)3,290,803     (a)3,191,803
                                                                  (b)90,817        (b)76,316        (b)64,669

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.063       (a)$12.205       (a)$13.785
                                                                  (b)$10.710       (b)$11.739       (b)$13.174
 Ending AUV...................................................... (a)$12.205       (a)$13.785       (a)$14.323
                                                                  (b)$11.739       (b)$13.174       (b)$13.598
 Ending Number of AUs............................................ (a)3,693,297     (a)3,716,208     (a)3,864,912
                                                                  (b)56,257        (b)54,571        (b)63,426

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.190       (a)$11.646       (a)$14.182
                                                                   (b)$9.929       (b)$11.273       (b)$13.639
 Ending AUV...................................................... (a)$11.646       (a)$14.182       (a)$14.709
                                                                  (b)$11.273       (b)$13.639       (b)$14.055
 Ending Number of AUs............................................ (a)1,539,848     (a)1,712,107     (a)2,080,670
                                                                  (b)41,821        (b)39,774        (b)43,590

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.190       (a)$12.294       (a)$15.635
                                                                   (b)$9.996       (b)$11.983       (b)$15.141
 Ending AUV...................................................... (a)$12.294       (a)$15.635       (a)$15.737
                                                                  (b)$11.983       (b)$15.141       (b)$15.140
 Ending Number of AUs............................................ (a)5,825,024     (a)5,411,595     (a)5,344,542
                                                                  (b)137,526       (b)123,774       (b)115,537

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16         12/31/17
================================================================= ================ ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.796       (a)$19.495       (a)$19.736
                                                                  (b)$16.944       (b)$18.442       (b)$18.549
 Ending AUV...................................................... (a)$19.495       (a)$19.736       (a)$26.179
                                                                  (b)$18.442       (b)$18.549       (b)$23.954
 Ending Number of AUs............................................ (a)351,582       (a)368,391       (a)3,274
                                                                  (b)9,013         (b)6,998         (b)2,690

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$18.852       (a)$17.478       (a)$21.506
                                                                  (b)$18.129       (b)$16.700       (b)$20.415
 Ending AUV...................................................... (a)$17.478       (a)$21.506       (a)$24.499
                                                                  (b)$16.700       (b)$20.415       (b)$22.584
 Ending Number of AUs............................................ (a)3,520,275     (a)2,976,295     (a)2,802
                                                                  (b)77,139        (b)66,961        (b)57,709

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.233       (a)$13.862       (a)$14.400
                                                                  (b)$13.504       (b)$13.067       (b)$13.486
 Ending AUV...................................................... (a)$13.862       (a)$14.400       (a)$16.114
                                                                  (b)$13.067       (b)$13.486       (b)$14.618
 Ending Number of AUs............................................ (a)2,717,493     (a)2,722,154     (a)83,258
                                                                  (b)34,301        (b)29,394        (b)29,183

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.812       (a)$14.347       (a)$14.976
                                                                  (b)$14.045       (b)$13.516       (b)$14.018
 Ending AUV...................................................... (a)$14.347       (a)$14.976       (a)$17.883
                                                                  (b)$13.516       (b)$14.018       (b)$16.198
 Ending Number of AUs............................................ (a)387,275       (a)428,575       (a)323,529
                                                                  (b)22,807        (b)19,953        (b)20,578

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.222       (a)$13.794       (a)$14.386
                                                                  (b)$13.494       (b)$13.003       (b)$13.474
 Ending AUV...................................................... (a)$13.794       (a)$14.386       (a)$16.798
                                                                  (b)$13.003       (b)$13.474       (b)$15.216
 Ending Number of AUs............................................ (a)3,200,426     (a)3,156,859     (a)217,989
                                                                  (b)64,394        (b)29,480        (b)29,177

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.323       (a)$13.906       (a)$14.492
                                                                  (b)$13.598       (b)$13.118       (b)$13.582
 Ending AUV...................................................... (a)$13.906       (a)$14.492       (a)$16.655
                                                                  (b)$13.118       (b)$13.582       (b)$15.090
 Ending Number of AUs............................................ (a)4,027,290     (a)3,932,398     (a)80,224
                                                                  (b)61,587        (b)52,428        (b)39,410

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.709       (a)$14.677       (a)$15.806
                                                                  (b)$14.055       (b)$13.933       (b)$14.908
 Ending AUV...................................................... (a)$14.677       (a)$15.806       (a)$18.479
                                                                  (b)$13.933       (b)$14.908       (b)$16.944
 Ending Number of AUs............................................ (a)2,169,289     (a)3,716,504     (a)2,875,079
                                                                  (b)42,233        (b)39,509        (b)36,931

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.737       (a)$16.568       (a)$16.410
                                                                  (b)$15.140       (b)$15.837       (b)$15.585
 Ending AUV...................................................... (a)$16.568       (a)$16.410       (a)$21.726
                                                                  (b)$15.837       (b)$15.585       (b)$20.038
 Ending Number of AUs............................................ (a)4,916,395     (a)4,962,950     (a)1,242
                                                                  (b)100,942       (b)95,711        (b)81,342

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$26.179
                                                                  (b)$23.954
 Ending AUV...................................................... (a)$26.411
                                                                  (b)$25.139
 Ending Number of AUs............................................ (a)18,161
                                                                  (b)522,377

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$24.499
                                                                  (b)$22.584
 Ending AUV...................................................... (a)$20.507
                                                                  (b)$19.528
 Ending Number of AUs............................................ (a)18,969
                                                                  (b)1,097,382

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$16.114
                                                                  (b)$14.618
 Ending AUV...................................................... (a)$15.300
                                                                  (b)$14.555
 Ending Number of AUs............................................ (a)222,603
                                                                  (b)759,011

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$17.883
                                                                  (b)$16.198
 Ending AUV...................................................... (a)$16.405
                                                                  (b)$15.578
 Ending Number of AUs............................................ (a)1,055,651
                                                                  (b)900,635

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$16.798
                                                                  (b)$15.216
 Ending AUV...................................................... (a)$15.620
                                                                  (b)$14.836
 Ending Number of AUs............................................ (a)467,306
                                                                  (b)1,450,325

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$16.655
                                                                  (b)$15.090
 Ending AUV...................................................... (a)$15.647
                                                                  (b)$14.863
 Ending Number of AUs............................................ (a)254,860
                                                                  (b)994,244

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$18.479
                                                                  (b)$16.944
 Ending AUV...................................................... (a)$17.375
                                                                  (b)$16.548
 Ending Number of AUs............................................ (a)6,990,627
                                                                  (b)2,887,755

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$21.726
                                                                  (b)$20.038
 Ending AUV...................................................... (a)$19.484
                                                                  (b)$18.552
 Ending Number of AUs............................................ (a)34,417
                                                                  (b)1,752,272

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.814      (a)$8.806       (a)$10.285
                                                                   (b)$6.812      (b)$8.754       (b)$10.158
 Ending AUV......................................................  (a)$8.806     (a)$10.285        (a)$9.688
                                                                   (b)$8.754     (b)$10.158        (b)$9.506
 Ending Number of AUs............................................ (a)157,882     (a)1,025,186     (a)2,542,152
                                                                  (b)28,050      (b)100,608       (b)119,281

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.835      (a)$8.697        (a)$9.535
                                                                   (b)$6.833      (b)$8.645        (b)$9.417
 Ending AUV......................................................  (a)$8.697      (a)$9.535        (a)$9.210
                                                                   (b)$8.645      (b)$9.417        (b)$9.037
 Ending Number of AUs............................................ (a)53,285      (a)525,164       (a)1,586,603
                                                                  (b)19,758      (b)76,473        (b)106,740

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3
Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.007      (a)$9.129       (a)$10.810
                                                                   (b)$7.005      (b)$9.016       (b)$10.607
 Ending AUV......................................................  (a)$9.129     (a)$10.810       (a)$10.071
                                                                   (b)$9.016     (b)$10.607        (b)$9.818
 Ending Number of AUs............................................ (a)5,859       (a)38,025        (a)89,024
                                                                  (b)4,057       (b)10,626        (b)23,249

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.245     (a)$10.152        (a)$9.972
                                                                  (b)$10.243     (b)$10.044        (b)$9.795
 Ending AUV...................................................... (a)$10.152      (a)$9.972        (a)$9.792
                                                                  (b)$10.044      (b)$9.795        (b)$9.556
 Ending Number of AUs............................................ (a)9,286       (a)474,885       (a)935,815
                                                                  (b)336         (b)13,392        (b)50,029

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.124      (a)$9.108       (a)$10.471
                                                                   (b)$7.122      (b)$9.020       (b)$10.301
 Ending AUV......................................................  (a)$9.108     (a)$10.471       (a)$11.617
                                                                   (b)$9.020     (b)$10.301       (b)$11.355
 Ending Number of AUs............................................ (a)18          (a)138,384       (a)326,655
                                                                  (b)5,714       (b)6,910         (b)11,160

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.688       (a)$11.241       (a)$14.397
                                                                   (b)$9.506       (b)$10.959       (b)$13.945
 Ending AUV...................................................... (a)$11.241       (a)$14.397       (a)$15.375
                                                                  (b)$10.959       (b)$13.945       (b)$14.796
 Ending Number of AUs............................................ (a)2,857,660     (a)2,782,317     (a)2,814,911
                                                                  (b)118,767       (b)117,577       (b)111,623

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.210       (a)$10.651       (a)$13.994
                                                                   (b)$9.037       (b)$10.383       (b)$13.554
 Ending AUV...................................................... (a)$10.651       (a)$13.994       (a)$15.233
                                                                  (b)$10.383       (b)$13.554       (b)$14.659
 Ending Number of AUs............................................ (a)1,910,263     (a)1,923,687     (a)2,076,204
                                                                  (b)110,346       (b)110,818       (b)96,165

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3
Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$10.000       (a)$10.062       (a)$11.936
                                                                   (b)$9.999       (b)$10.037       (b)$11.806
 Ending AUV...................................................... (a)$10.062       (a)$11.936       (a)$12.099
                                                                  (b)$10.037       (b)$11.806       (b)$11.891
 Ending Number of AUs............................................ (a)210,471       (a)3,372,087     (a)8,753,196
                                                                  (b)10            (b)574           (b)599

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.071       (a)$10.686       (a)$13.246
                                                                   (b)$9.818       (b)$10.350       (b)$12.746
 Ending AUV...................................................... (a)$10.686       (a)$13.246       (a)$16.282
                                                                  (b)$10.350       (b)$12.746       (b)$15.566
 Ending Number of AUs............................................ (a)133,647       (a)158,135       (a)186,156
                                                                  (b)53,118        (b)80,879        (b)85,571

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.792        (a)$9.617        (a)$9.445
                                                                   (b)$9.556        (b)$9.325        (b)$9.099
 Ending AUV......................................................  (a)$9.617        (a)$9.445        (a)$9.274
                                                                   (b)$9.325        (b)$9.099        (b)$8.876
 Ending Number of AUs............................................ (a)1,359,794     (a)1,852,907     (a)3,100,180
                                                                  (b)38,215        (b)30,271        (b)2,762

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.617       (a)$13.019       (a)$17.514
                                                                  (b)$11.355       (b)$12.643       (b)$16.898
 Ending AUV...................................................... (a)$13.019       (a)$17.514       (a)$19.100
                                                                  (b)$12.643       (b)$16.898       (b)$18.308
 Ending Number of AUs............................................ (a)447,149       (a)656,090       (a)911,674
                                                                  (b)11,950        (b)16,005        (b)17,146

------------------------------------------------------------------



                                                                        FISCAL            FISCAL           FISCAL
                                                                         YEAR              YEAR             YEAR
                                                                        ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/15          12/31/16         12/31/17
================================================================= ================= ================= ================
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.375        (a)$16.169        (a)$17.425
                                                                  (b)$14.796        (b)$15.459        (b)$16.553
 Ending AUV...................................................... (a)$16.169        (a)$17.425        (a)$22.513
                                                                  (b)$15.459        (b)$16.553        (b)$20.770
 Ending Number of AUs............................................ (a)2,716,896      (a)2,621,593      (a)12,127
                                                                  (b)97,410         (b)91,445         (b)54,899

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.233        (a)$15.212        (a)$16.699
                                                                  (b)$14.659        (b)$14.543        (b)$15.862
 Ending AUV...................................................... (a)$15.212        (a)$16.699        (a)$20.584
                                                                  (b)$14.543        (b)$15.862        (b)$18.983
 Ending Number of AUs............................................ (a)2,201,833      (a)2,175,897      (a)8,693
                                                                  (b)84,485         (b)79,908         (b)37,241

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3
Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$12.099        (a)$11.781        (a)$12.443
                                                                  (b)$11.891        (b)$11.503        (b)$12.071
 Ending AUV...................................................... (a)$11.781        (a)$12.443        (a)$14.170
                                                                  (b)$11.503        (b)$12.071        (b)$13.551
 Ending Number of AUs............................................ (a)27,386,799     (a)48,296,906     (a)1,851,361
                                                                  (b)616            (b)22,860         (b)37,672

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)$11.336
                                                                  (b)N/A            (b)N/A            (b)$11.072
 Ending AUV...................................................... (a)N/A            (a)$11.336        (a)$11.961
                                                                  (b)N/A            (b)$11.072        (b)$11.526
 Ending Number of AUs............................................ (a)N/A            (a)254,516        (a)221,285
                                                                  (b)N/A            (b)0              (b)0

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)$10.398
                                                                  (b)N/A            (b)N/A            (b)$10.335
 Ending AUV...................................................... (a)N/A            (a)$10.398        (a)$11.537
                                                                  (b)N/A            (b)$10.335        (b)$11.360
 Ending Number of AUs............................................ (a)N/A            (a)24,320,807     (a)1,754,405
                                                                  (b)N/A            (b)8,280          (b)42,148

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.282        (a)$17.648        (a)$20.302
                                                                  (b)$15.566        (b)$16.763        (b)$19.159
 Ending AUV...................................................... (a)$17.648        (a)$20.302        (a)$27.627
                                                                  (b)$16.763        (b)$19.159        (b)$25.339
 Ending Number of AUs............................................ (a)232,415        (a)207,831        (a)7,152
                                                                  (b)96,262         (b)11,769         (b)10,248

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.274         (a)$9.112         (a)$8.964
                                                                   (b)$8.876         (b)$8.664         (b)$8.468
 Ending AUV......................................................  (a)$9.112         (a)$8.964         (a)$9.096
                                                                   (b)$8.664         (b)$8.468         (b)$8.343
 Ending Number of AUs............................................ (a)4,318,851      (a)4,332,607      (a)75,392
                                                                  (b)13,693         (b)260            (b)776

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$19.100        (a)$19.195        (a)$22.289
                                                                  (b)$18.308        (b)$18.280        (b)$21.090
 Ending AUV...................................................... (a)$19.195        (a)$22.289        (a)$26.513
                                                                  (b)$18.280        (b)$21.090        (b)$24.515
 Ending Number of AUs............................................ (a)782,747        (a)966,222        (a)3,351
                                                                  (b)19,297         (b)19,684         (b)5,335

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$22.513
                                                                  (b)$20.770
 Ending AUV...................................................... (a)$22.138
                                                                  (b)$21.081
 Ending Number of AUs............................................ (a)46,570
                                                                  (b)1,728,534

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$20.584
                                                                  (b)$18.983
 Ending AUV...................................................... (a)$19.930
                                                                  (b)$18.976
 Ending Number of AUs............................................ (a)48,230
                                                                  (b)1,301,806

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED
ASSET ALLOCATION) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$14.170
                                                                  (b)$13.551
 Ending AUV...................................................... (a)$13.288
                                                                  (b)$12.994
 Ending Number of AUs............................................ (a)5,464,372
                                                                  (b)9,624,203

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)$11.961
                                                                  (b)$11.526
 Ending AUV...................................................... (a)$11.351
                                                                  (b)$11.098
 Ending Number of AUs............................................ (a)581,645
                                                                  (b)289,634

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$11.537
                                                                  (b)$11.360
 Ending AUV...................................................... (a)$10.749
                                                                  (b)$10.623
 Ending Number of AUs............................................ (a)3,205,019
                                                                  (b)5,034,088

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$27.627
                                                                  (b)$25.339
 Ending AUV...................................................... (a)$25.031
                                                                  (b)$23.851
 Ending Number of AUs............................................ (a)12,150
                                                                  (b)206,992

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.096
                                                                   (b)$8.343
 Ending AUV......................................................  (a)$9.102
                                                                   (b)$8.662
 Ending Number of AUs............................................ (a)302,158
                                                                  (b)911,257

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$26.513
                                                                  (b)$24.515
 Ending AUV...................................................... (a)$26.063
                                                                  (b)$24.882
 Ending Number of AUs............................................ (a)14,484
                                                                  (b)492,613

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.304     (a)$12.410       (a)$13.559
                                                                  (b)$10.302     (b)$12.322       (b)$13.376
 Ending AUV...................................................... (a)$12.410     (a)$13.559       (a)$14.206
                                                                  (b)$12.322     (b)$13.376       (b)$13.924
 Ending Number of AUs............................................ (a)124,953     (a)1,272,683     (a)3,308,381
                                                                  (b)8,846       (b)26,846        (b)61,324

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$4.808      (a)$6.600        (a)$7.792
                                                                   (b)$4.807      (b)$6.557        (b)$7.690
 Ending AUV......................................................  (a)$6.600      (a)$7.792        (a)$8.297
                                                                   (b)$6.557      (b)$7.690        (b)$8.136
 Ending Number of AUs............................................ (a)142,110     (a)1,094,253     (a)2,567,462
                                                                  (b)12,100      (b)35,629        (b)77,331

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.695      (a)$8.532       (a)$10.652
                                                                   (b)$6.694      (b)$8.476       (b)$10.514
 Ending AUV......................................................  (a)$8.532     (a)$10.652       (a)$10.150
                                                                   (b)$8.476     (b)$10.514        (b)$9.953
 Ending Number of AUs............................................ (a)80,714      (a)839,190       (a)2,192,103
                                                                  (b)12,790      (b)36,913        (b)79,384

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.206       (a)$15.585       (a)$15.560
                                                                  (b)$13.924       (b)$15.175       (b)$15.054
 Ending AUV...................................................... (a)$15.585       (a)$15.560       (a)$16.210
                                                                  (b)$15.175       (b)$15.054       (b)$15.581
 Ending Number of AUs............................................ (a)4,265,515     (a)5,233,488     (a)5,679,166
                                                                  (b)68,923        (b)68,285        (b)63,506

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.297        (a)$9.577        (a)$9.234
                                                                   (b)$8.136        (b)$9.330        (b)$8.937
 Ending AUV......................................................  (a)$9.577        (a)$9.234       (a)$11.799
                                                                   (b)$9.330        (b)$8.937       (b)$11.346
 Ending Number of AUs............................................ (a)2,922,638     (a)3,398,487     (a)2,749,234
                                                                  (b)81,702        (b)83,703        (b)68,993

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.150       (a)$11.779       (a)$15.702
                                                                   (b)$9.953       (b)$11.476       (b)$15.199
 Ending AUV...................................................... (a)$11.779       (a)$15.702       (a)$15.463
                                                                  (b)$11.476       (b)$15.199       (b)$14.871
 Ending Number of AUs............................................ (a)2,398,013     (a)2,115,967     (a)2,149,639
                                                                  (b)75,981        (b)65,347        (b)62,884

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL          FISCAL         FISCAL
                                                                        YEAR             YEAR            YEAR           YEAR
                                                                        ENDED            ENDED          ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16        12/31/17       12/31/18
================================================================= ================ ================ ============= ================
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A         (a)$8.526
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$8.503
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A        (a)1,449
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)26,431

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.210       (a)$15.766       (a)$16.882    (a)$18.134
                                                                  (b)$15.581       (b)$15.056       (b)$16.018    (b)$16.710
 Ending AUV...................................................... (a)$15.766       (a)$16.882       (a)$18.134    (a)$17.377
                                                                  (b)$15.056       (b)$16.018       (b)$16.710    (b)$16.544
 Ending Number of AUs............................................ (a)6,184,756     (a)7,821,133     (a)150,587    (a)249,866
                                                                  (b)59,440        (b)64,551        (b)65,754     (b)1,781,993

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST
  Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.799       (a)$11.829       (a)$12.653    (a)$13.448
                                                                  (b)$11.346       (b)$11.302       (b)$12.010    (b)$12.383
 Ending AUV...................................................... (a)$11.829       (a)$12.653       (a)$13.448    (a)$12.397
                                                                  (b)$11.302       (b)$12.010       (b)$12.383    (b)$11.794
 Ending Number of AUs............................................ (a)2,481,903     (a)2,347,510     (a)6,587      (a)12,668
                                                                  (b)63,209        (b)56,278        (b)58,439     (b)762,113

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)$10.020
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)$10.001
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.020     (a)$9.817
                                                                  (b)N/A           (b)N/A           (b)$10.001     (b)$9.769
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)18,017     (a)84,728
                                                                  (b)N/A           (b)N/A           (b)0          (b)137,983

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3
Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A         (a)$9.920
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$9.902
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.920     (a)$9.839
                                                                  (b)N/A           (b)N/A            (b)$9.902     (b)$9.790
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)5,134      (a)200,483
                                                                  (b)N/A           (b)N/A           (b)0          (b)52,634

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.463       (a)$14.091       (a)$18.159    (a)$20.096
                                                                  (b)$14.871       (b)$13.463       (b)$17.238    (b)$18.520
 Ending AUV...................................................... (a)$14.091       (a)$18.159       (a)$20.096    (a)$17.281
                                                                  (b)$13.463       (b)$17.238       (b)$18.520    (b)$16.444
 Ending Number of AUs............................................ (a)2,207,061     (a)1,793,945     (a)672        (a)1,773
                                                                  (b)62,390        (b)49,998        (b)46,729     (b)710,766

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A         (a)$9.347
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$9.322
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A        (a)323,357
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)156,059

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A         (a)$9.160
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$9.135
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A        (a)500,824
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)78,679

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL         FISCAL
                                                                                      YEAR           YEAR
                                                                   INCEPTION TO      ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10       12/31/11
================================================================= ============== ============= ================
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.942     (a)$12.131    (a)$12.695
                                                                  (b)$10.939     (b)$12.042    (b)$12.520
 Ending AUV...................................................... (a)$12.131     (a)$12.695    (a)$13.218
                                                                  (b)$12.042     (b)$12.520    (b)$12.952
 Ending Number of AUs............................................ (a)68,646      (a)526,421    (a)1,421,192
                                                                  (b)4,399       (b)16,433     (b)29,953

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION
PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.903      (a)$9.524    (a)$11.659
                                                                   (b)$7.902      (b)$9.464    (b)$11.511
 Ending AUV......................................................  (a)$9.524     (a)$11.659    (a)$11.208
                                                                   (b)$9.464     (b)$11.511    (b)$10.993
 Ending Number of AUs............................................ (a)75,611      (a)757,933    (a)1,988,550
                                                                  (b)11,490      (b)30,368     (b)55,361

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$13.218       (a)$13.520       (a)$12.841
                                                                  (b)$12.952       (b)$13.162       (b)$12.420
 Ending AUV...................................................... (a)$13.520       (a)$12.841       (a)$12.601
                                                                  (b)$13.162       (b)$12.420       (b)$12.109
 Ending Number of AUs............................................ (a)2,000,928     (a)2,663,215     (a)3,149,904
                                                                  (b)36,742        (b)35,118        (b)28,605

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO)
- SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.208       (a)$12.974       (a)$17.604
                                                                  (b)$10.993       (b)$12.643       (b)$17.044
 Ending AUV...................................................... (a)$12.974       (a)$17.604       (a)$17.979
                                                                  (b)$12.643       (b)$17.044       (b)$17.294
 Ending Number of AUs............................................ (a)2,160,650     (a)1,852,306     (a)1,759,394
                                                                  (b)58,423        (b)50,561        (b)46,950

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16         12/31/17
================================================================= ================ ================ ================
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.601       (a)$12.051       (a)$12.021
                                                                  (b)$12.109       (b)$11.505       (b)$11.403
 Ending AUV...................................................... (a)$12.051       (a)$12.021       (a)$12.941
                                                                  (b)$11.505       (b)$11.403       (b)$11.915
 Ending Number of AUs............................................ (a)3,345,147     (a)4,823,234     (a)129,965
                                                                  (b)27,102        (b)30,032        (b)26,150

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO)
- SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.299
                                                                  (b)N/A           (b)N/A           (b)$10.280
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)21,802
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$11.006
                                                                  (b)N/A           (b)N/A           (b)$10.927
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)448,221
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$11.309
                                                                  (b)N/A           (b)N/A           (b)$11.228
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)1,250,361
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$11.478
                                                                  (b)N/A           (b)N/A           (b)$11.396
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)2,997,754
                                                                  (b)N/A           (b)N/A           (b)2,322

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.348
                                                                  (b)N/A           (b)N/A           (b)$10.329
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)0
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.979       (a)$17.586       (a)$17.994
                                                                  (b)$17.294       (b)$16.806       (b)$17.086
 Ending AUV...................................................... (a)$17.586       (a)$17.994       (a)$13.468
                                                                  (b)$16.806       (b)$17.086       (b)$12.975
 Ending Number of AUs............................................ (a)1,655,036     (a)1,578,866     (a)1,355,486
                                                                  (b)46,294        (b)41,120        (b)56,649

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.958
                                                                   (b)$8.934
 Ending Number of AUs............................................ (a)1,812,729
                                                                  (b)592,913

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.941
                                                                  (b)$11.915
 Ending AUV...................................................... (a)$12.445
                                                                  (b)$11.850
 Ending Number of AUs............................................ (a)328,966
                                                                  (b)1,262,004

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS
MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.299
                                                                  (b)$10.280
 Ending AUV......................................................  (a)$9.312
                                                                   (b)$9.266
 Ending Number of AUs............................................ (a)208,578
                                                                  (b)130,510

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)$11.006
                                                                  (b)$10.927
 Ending AUV...................................................... (a)$10.349
                                                                  (b)$10.270
 Ending Number of AUs............................................ (a)1,352,432
                                                                  (b)582,602

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)$11.309
                                                                  (b)$11.228
 Ending AUV...................................................... (a)$10.422
                                                                  (b)$10.343
 Ending Number of AUs............................................ (a)3,014,631
                                                                  (b)1,359,524

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)$11.478
                                                                  (b)$11.396
 Ending AUV...................................................... (a)$10.473
                                                                  (b)$10.394
 Ending Number of AUs............................................ (a)8,727,329
                                                                  (b)2,912,929

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.348
                                                                  (b)$10.329
 Ending AUV......................................................  (a)$8.770
                                                                   (b)$8.727
 Ending Number of AUs............................................ (a)5,390
                                                                  (b)37,558

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$13.468
                                                                  (b)$12.975
 Ending AUV...................................................... (a)$21.251
                                                                  (b)$20.235
 Ending Number of AUs............................................ (a)4,214
                                                                  (b)430,990

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL           FISCAL
                                                                                      YEAR             YEAR
                                                                  INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                 12/31/09        12/31/10         12/31/11
================================================================ ============== ================ ================
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.................................................. (a)N/A         (a)N/A           (a)N/A
                                                                 (b)N/A         (b)N/A           (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A           (a)N/A
                                                                 (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A           (a)N/A
                                                                 (b)N/A         (b)N/A           (b)N/A

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$7.329      (a)$9.322       (a)$10.776
                                                                  (b)$7.327      (b)$9.266       (b)$10.642
 Ending AUV.....................................................  (a)$9.322     (a)$10.776       (a)$10.458
                                                                  (b)$9.266     (b)$10.642       (b)$10.261
 Ending Number of AUs........................................... (a)71,724      (a)435,168       (a)990,175
                                                                 (b)4,546       (b)20,537        (b)24,196

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.045      (a)$9.797       (a)$10.788
                                                                  (b)$8.043      (b)$9.709       (b)$10.618
 Ending AUV.....................................................  (a)$9.797     (a)$10.788       (a)$10.864
                                                                  (b)$9.709     (b)$10.618       (b)$10.624
 Ending Number of AUs........................................... (a)37,315      (a)123,657       (a)368,699
                                                                 (b)13          (b)7,564         (b)7,832

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.141     (a)$12.204       (a)$14.241
                                                                  (b)$8.140     (b)$12.134       (b)$14.067
 Ending AUV..................................................... (a)$12.204     (a)$14.241       (a)$10.364
                                                                 (b)$12.134     (b)$14.067       (b)$10.171
 Ending Number of AUs........................................... (a)31,966      (a)303,938       (a)930,884
                                                                 (b)13,086      (b)35,159        (b)52,060

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$6.524      (a)$8.224        (a)$9.027
                                                                  (b)$6.523      (b)$8.107        (b)$8.799
 Ending AUV.....................................................  (a)$8.224      (a)$9.027        (a)$9.630
                                                                  (b)$8.107      (b)$8.799        (b)$9.325
 Ending Number of AUs........................................... (a)3,497       (a)21,556        (a)935,333
                                                                 (b)15          (b)6,034         (b)81,739

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$6.552      (a)$8.645        (a)$9.733
                                                                  (b)$6.551      (b)$8.585        (b)$9.603
 Ending AUV.....................................................  (a)$8.645      (a)$9.733        (a)$8.588
                                                                  (b)$8.585      (b)$9.603        (b)$8.418
 Ending Number of AUs........................................... (a)15,696      (a)76,642        (a)298,316
                                                                 (b)5,367       (b)8,189         (b)7,262

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$11.461     (a)$12.237       (a)$12.813
                                                                 (b)$11.459     (b)$12.160       (b)$12.650
 Ending AUV..................................................... (a)$12.237     (a)$12.813       (a)$13.419
                                                                 (b)$12.160     (b)$12.650       (b)$13.162
 Ending Number of AUs........................................... (a)353,847     (a)3,036,928     (a)7,345,732
                                                                 (b)22,780      (b)86,532        (b)151,306

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$7.746      (a)$9.819       (a)$12.129
                                                                  (b)$7.744      (b)$9.734       (b)$11.947
 Ending AUV.....................................................  (a)$9.819     (a)$12.129       (a)$11.234
                                                                  (b)$9.734     (b)$11.947       (b)$10.994
 Ending Number of AUs........................................... (a)5,842       (a)276,314       (a)794,854
                                                                 (b)78          (b)7,990         (b)26,110

-----------------------------------------------------------------



                                                                       FISCAL            FISCAL            FISCAL
                                                                        YEAR              YEAR              YEAR
                                                                       ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/12          12/31/13          12/31/14
================================================================ ================= ================= =================
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.................................................. (a)N/A            (a)N/A            (a)$11.021
                                                                 (b)N/A            (b)N/A            (b)$11.002
 Ending AUV..................................................... (a)N/A            (a)$11.021        (a)$11.776
                                                                 (b)N/A            (b)$11.002        (b)$11.727
 Ending Number of AUs........................................... (a)N/A            (a)2,026,947      (a)7,639,621
                                                                 (b)N/A            (b)391,312        (b)1,257,088

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.458        (a)$11.455        (a)$15.194
                                                                 (b)$10.261        (b)$11.167        (b)$14.715
 Ending AUV..................................................... (a)$11.455        (a)$15.194        (a)$16.640
                                                                 (b)$11.167        (b)$14.715        (b)$16.012
 Ending Number of AUs........................................... (a)1,161,349      (a)1,130,334      (a)1,150,094
                                                                 (b)24,429         (b)22,399         (b)20,342

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.864        (a)$12.101        (a)$14.237
                                                                 (b)$10.624        (b)$11.756        (b)$13.742
 Ending AUV..................................................... (a)$12.101        (a)$14.237        (a)$15.622
                                                                 (b)$11.756        (b)$13.742        (b)$14.982
 Ending Number of AUs........................................... (a)455,685        (a)590,120        (a)764,308
                                                                 (b)24,835         (b)17,428         (b)20,325

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.364        (a)$12.118        (a)$11.528
                                                                 (b)$10.171        (b)$11.815        (b)$11.167
 Ending AUV..................................................... (a)$12.118        (a)$11.528        (a)$10.682
                                                                 (b)$11.815        (b)$11.167        (b)$10.281
 Ending Number of AUs........................................... (a)1,025,123      (a)1,301,734      (a)1,439,482
                                                                 (b)50,321         (b)50,226         (b)33,902

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$9.630        (a)$10.785        (a)$13.992
                                                                  (b)$9.325        (b)$10.376        (b)$13.374
 Ending AUV..................................................... (a)$10.785        (a)$13.992        (a)$15.720
                                                                 (b)$10.376        (b)$13.374        (b)$14.929
 Ending Number of AUs........................................... (a)1,565,901      (a)1,598,208      (a)1,696,957
                                                                 (b)83,888         (b)81,851         (b)76,808

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.588         (a)$9.884        (a)$12.282
                                                                  (b)$8.418         (b)$9.626        (b)$11.884
 Ending AUV.....................................................  (a)$9.884        (a)$12.282        (a)$12.600
                                                                  (b)$9.626        (b)$11.884        (b)$12.113
 Ending Number of AUs........................................... (a)389,259        (a)369,665        (a)371,152
                                                                 (b)13,295         (b)13,294         (b)13,735

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$13.419        (a)$14.174        (a)$13.455
                                                                 (b)$13.162        (b)$13.812        (b)$13.028
 Ending AUV..................................................... (a)$14.174        (a)$13.455        (a)$13.886
                                                                 (b)$13.812        (b)$13.028        (b)$13.357
 Ending Number of AUs........................................... (a)10,040,797     (a)12,131,112     (a)12,229,008
                                                                 (b)166,406        (b)168,358        (b)150,008

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$11.234        (a)$12.837        (a)$18.002
                                                                 (b)$10.994        (b)$12.481        (b)$17.390
 Ending AUV..................................................... (a)$12.837        (a)$18.002        (a)$19.722
                                                                 (b)$12.481        (b)$17.390        (b)$18.928
 Ending Number of AUs........................................... (a)914,784        (a)818,878        (a)794,138
                                                                 (b)30,856         (b)28,370         (b)24,494

-----------------------------------------------------------------



                                                                       FISCAL            FISCAL           FISCAL
                                                                        YEAR              YEAR             YEAR
                                                                       ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/15          12/31/16         12/31/17
================================================================ ================= ================= ================
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.................................................. (a)$11.776        (a)$11.360        (a)$12.318
                                                                 (b)$11.727        (b)$11.284        (b)$12.205
 Ending AUV..................................................... (a)$11.360        (a)$12.318        (a)$13.468
                                                                 (b)$11.284        (b)$12.205        (b)$12.975
 Ending Number of AUs........................................... (a)29,241,121     (a)43,185,278     (a)1,355,486
                                                                 (b)3,921,183      (b)6,323,788      (b)56,649

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$16.640        (a)$16.429        (a)$15.942
                                                                 (b)$16.012        (b)$15.706        (b)$15.142
 Ending AUV..................................................... (a)$16.429        (a)$15.942        (a)$20.890
                                                                 (b)$15.706        (b)$15.142        (b)$19.281
 Ending Number of AUs........................................... (a)1,130,864      (a)1,163,610      (a)1,706
                                                                 (b)18,759         (b)18,413         (b)16,643

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$15.622        (a)$15.386        (a)$16.236
                                                                 (b)$14.982        (b)$14.660        (b)$15.369
 Ending AUV..................................................... (a)$15.386        (a)$16.236        (a)$18.686
                                                                 (b)$14.660        (b)$15.369        (b)$17.225
 Ending Number of AUs........................................... (a)706,415        (a)898,388        (a)276,423
                                                                 (b)17,514         (b)16,782         (b)5,544

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.682         (a)$9.016         (a)$9.828
                                                                 (b)$10.281         (b)$8.621         (b)$9.337
 Ending AUV.....................................................  (a)$9.016         (a)$9.828        (a)$14.087
                                                                  (b)$8.621         (b)$9.337        (b)$12.997
 Ending Number of AUs........................................... (a)1,652,245      (a)1,633,525      (a)3,578
                                                                 (b)35,812         (b)35,551         (b)29,729

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$15.720        (a)$15.142        (a)$17.228
                                                                 (b)$14.929        (b)$14.286        (b)$16.150
 Ending AUV..................................................... (a)$15.142        (a)$17.228        (a)$20.678
                                                                 (b)$14.286        (b)$16.150        (b)$18.689
 Ending Number of AUs........................................... (a)1,795,169      (a)2,012,041      (a)3,543
                                                                 (b)77,838         (b)79,107         (b)76,283

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$12.600        (a)$12.254        (a)$12.749
                                                                 (b)$12.113        (b)$11.704        (b)$12.098
 Ending AUV..................................................... (a)$12.254        (a)$12.749        (a)$16.045
                                                                 (b)$11.704        (b)$12.098        (b)$14.717
 Ending Number of AUs........................................... (a)370,140        (a)329,532        (a)11,124
                                                                 (b)14,273         (b)4,739          (b)1,224

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$13.886        (a)$13.656        (a)$13.900
                                                                 (b)$13.357        (b)$13.051        (b)$13.198
 Ending AUV..................................................... (a)$13.656        (a)$13.900        (a)$14.660
                                                                 (b)$13.051        (b)$13.198        (b)$13.422
 Ending Number of AUs........................................... (a)12,010,944     (a)13,544,751     (a)137,531
                                                                 (b)137,266        (b)134,672        (b)125,369

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$19.722        (a)$19.998        (a)$19.731
                                                                 (b)$18.928        (b)$19.069        (b)$18.692
 Ending AUV..................................................... (a)$19.998        (a)$19.731        (a)$25.758
                                                                 (b)$19.069        (b)$18.692        (b)$23.709
 Ending Number of AUs........................................... (a)789,654        (a)790,154        (a)3,293
                                                                 (b)25,876         (b)23,661         (b)19,117

-----------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================ ================
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.................................................. (a)$13.468
                                                                 (b)$12.975
 Ending AUV..................................................... (a)$11.959
                                                                 (b)$11.691
 Ending Number of AUs........................................... (a)3,180,938
                                                                 (b)8,837,153

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$20.890
                                                                 (b)$19.281
 Ending AUV..................................................... (a)$20.866
                                                                 (b)$19.883
 Ending Number of AUs........................................... (a)2,212
                                                                 (b)340,962

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$18.686
                                                                 (b)$17.225
 Ending AUV..................................................... (a)$17.000
                                                                 (b)$16.228
 Ending Number of AUs........................................... (a)632,758
                                                                 (b)633,820

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$14.087
                                                                 (b)$12.997
 Ending AUV..................................................... (a)$11.200
                                                                 (b)$10.666
 Ending Number of AUs........................................... (a)13,295
                                                                 (b)616,518

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$20.678
                                                                 (b)$18.689
 Ending AUV..................................................... (a)$19.482
                                                                 (b)$18.400
 Ending Number of AUs........................................... (a)1,797
                                                                 (b)543,628

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$16.045
                                                                 (b)$14.717
 Ending AUV..................................................... (a)$14.067
                                                                 (b)$13.310
 Ending Number of AUs........................................... (a)13,269
                                                                 (b)128,874

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$14.660
                                                                 (b)$13.422
 Ending AUV..................................................... (a)$14.390
                                                                 (b)$13.608
 Ending Number of AUs........................................... (a)303,621
                                                                 (b)3,777,447

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$25.758
                                                                 (b)$23.709
 Ending AUV..................................................... (a)$24.158
                                                                 (b)$23.004
 Ending Number of AUs........................................... (a)13,987
                                                                 (b)312,764

-----------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$6.871       (a)$9.015        (a)$9.957
                                                                  (b)$6.870       (b)$8.967        (b)$9.840
 Ending AUV...................................................... (a)$9.015       (a)$9.957        (a)$9.390
                                                                  (b)$8.967       (b)$9.840        (b)$9.219
 Ending Number of AUs............................................ (a)131,110     (a)1,287,109     (a)3,262,288
                                                                  (b)13,480      (b)68,361        (b)158,020

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$7.571       (a)$9.632       (a)$10.670
                                                                  (b)$7.569       (b)$9.567       (b)$10.530
 Ending AUV...................................................... (a)$9.632      (a)$10.670        (a)$9.919
                                                                  (b)$9.567      (b)$10.530        (b)$9.725
 Ending Number of AUs............................................ (a)46,647      (a)482,161       (a)1,097,615
                                                                  (b)3,229       (b)12,510        (b)28,190

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$7.651       (a)$9.724       (a)$10.646
                                                                  (b)$7.649       (b)$9.662       (b)$10.509
 Ending AUV...................................................... (a)$9.724      (a)$10.646       (a)$10.282
                                                                  (b)$9.662      (b)$10.509       (b)$10.084
 Ending Number of AUs............................................ (a)121,683     (a)1,199,632     (a)3,146,945
                                                                  (b)15,762      (b)43,335        (b)85,071

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$8.244       (a)$9.757       (a)$10.571
                                                                  (b)$8.242       (b)$9.689       (b)$10.431
 Ending AUV...................................................... (a)$9.757      (a)$10.571       (a)$10.609
                                                                  (b)$9.689      (b)$10.431       (b)$10.401
 Ending Number of AUs............................................ (a)60,177      (a)270,635       (a)579,499
                                                                  (b)329         (b)14,767        (b)14,256

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.390       (a)$10.421       (a)$13.717
                                                                   (b)$9.219       (b)$10.164       (b)$13.293
 Ending AUV...................................................... (a)$10.421       (a)$13.717       (a)$14.416
                                                                  (b)$10.164       (b)$13.293       (b)$13.880
 Ending Number of AUs............................................ (a)3,767,639     (a)3,483,999     (a)3,569,624
                                                                  (b)146,789       (b)134,336       (b)128,177

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.919       (a)$10.897       (a)$14.374
                                                                   (b)$9.725       (b)$10.615       (b)$13.912
 Ending AUV...................................................... (a)$10.897       (a)$14.374       (a)$15.840
                                                                  (b)$10.615       (b)$13.912       (b)$15.232
 Ending Number of AUs............................................ (a)1,201,482     (a)1,068,895     (a)1,116,792
                                                                  (b)29,251        (b)28,095        (b)27,168

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.282       (a)$12.063       (a)$15.657
                                                                  (b)$10.084       (b)$11.754       (b)$15.158
 Ending AUV...................................................... (a)$12.063       (a)$15.657       (a)$17.093
                                                                  (b)$11.754       (b)$15.158       (b)$16.441
 Ending Number of AUs............................................ (a)3,519,261     (a)3,314,558     (a)3,233,358
                                                                  (b)91,320        (b)84,775        (b)80,193

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.609       (a)$11.628       (a)$13.626
                                                                  (b)$10.401       (b)$11.326       (b)$13.186
 Ending AUV...................................................... (a)$11.628       (a)$13.626       (a)$14.550
                                                                  (b)$11.326       (b)$13.186       (b)$13.989
 Ending Number of AUs............................................ (a)846,980       (a)947,314       (a)929,630
                                                                  (b)14,914        (b)17,944        (b)17,389

------------------------------------------------------------------



                                                                       FISCAL           FISCAL          FISCAL         FISCAL
                                                                        YEAR             YEAR            YEAR           YEAR
                                                                        ENDED            ENDED          ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16        12/31/17       12/31/18
================================================================= ================ ================ ============= ================
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A         (a)$9.592
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$9.566
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A        (a)0
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)8,045

------------------------------------------------------------------
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)$10.491
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)$10.472
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.491     (a)$9.854
                                                                  (b)N/A           (b)N/A           (b)$10.472     (b)$9.805
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)0          (a)1,955
                                                                  (b)N/A           (b)N/A           (b)0          (b)607,675

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A         (a)$9.300
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$9.275
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A        (a)0
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)24,777

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.416       (a)$14.380       (a)$16.226    (a)$19.714
                                                                  (b)$13.880       (b)$13.757       (b)$15.422    (b)$18.192
 Ending AUV...................................................... (a)$14.380       (a)$16.226       (a)$19.714    (a)$17.761
                                                                  (b)$13.757       (b)$15.422       (b)$18.192    (b)$16.909
 Ending Number of AUs............................................ (a)3,341,852     (a)3,146,791     (a)2,564      (a)17,354
                                                                  (b)116,489       (b)110,075       (b)97,299     (b)1,205,951

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3
Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)$10.285
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)$10.266
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.285     (a)$9.561
                                                                  (b)N/A           (b)N/A           (b)$10.266     (b)$9.514
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)59,979     (a)729,461
                                                                  (b)N/A           (b)N/A           (b)0          (b)404,254

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.840       (a)$16.281       (a)$17.049    (a)$21.931
                                                                  (b)$15.232       (b)$15.554       (b)$16.182    (b)$20.111
 Ending AUV...................................................... (a)$16.281       (a)$17.049       (a)$21.931    (a)$20.490
                                                                  (b)$15.554       (b)$16.182       (b)$20.111    (b)$19.412
 Ending Number of AUs............................................ (a)1,182,587     (a)1,283,238     (a)658        (a)3,622
                                                                  (b)33,826        (b)32,308        (b)27,411     (b)470,918

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.093       (a)$16.867       (a)$18.042    (a)$22.369
                                                                  (b)$16.441       (b)$16.118       (b)$17.130    (b)$20.683
 Ending AUV...................................................... (a)$16.867       (a)$18.042       (a)$22.369    (a)$20.865
                                                                  (b)$16.118       (b)$17.130       (b)$20.683    (b)$19.920
 Ending Number of AUs............................................ (a)3,139,186     (a)3,202,438     (a)1,047      (a)1,443
                                                                  (b)75,532        (b)68,980        (b)52,046     (b)860,054

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.550       (a)$14.260       (a)$15.315    (a)$17.319
                                                                  (b)$13.989       (b)$13.622       (b)$14.535    (b)$15.958
 Ending AUV...................................................... (a)$14.260       (a)$15.315       (a)$17.319    (a)$16.094
                                                                  (b)$13.622       (b)$14.535       (b)$15.958    (b)$15.325
 Ending Number of AUs............................................ (a)973,363       (a)1,140,462     (a)116,181    (a)279,421
                                                                  (b)17,154        (b)18,088        (b)18,035     (b)573,126

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10      12/31/11
================================================================= ============== ============= =============
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.886      (a)$9.406    (a)$10.047
                                                                   (b)$6.885      (b)$9.343     (b)$9.916
 Ending AUV......................................................  (a)$9.406     (a)$10.047     (a)$8.448
                                                                   (b)$9.343      (b)$9.916     (b)$8.283
 Ending Number of AUs............................................ (a)17,684      (a)102,127    (a)307,919
                                                                  (b)7,376       (b)14,919     (b)24,228

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.794      (a)$8.476     (a)$9.777
                                                                   (b)$6.792      (b)$8.377     (b)$9.532
 Ending AUV......................................................  (a)$8.476      (a)$9.777     (a)$9.616
                                                                   (b)$8.377      (b)$9.532     (b)$9.311
 Ending Number of AUs............................................ (a)0           (a)38,688     (a)61,323
                                                                  (b)15          (b)15         (b)1,992

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.501     (a)$10.300    (a)$11.546
                                                                   (b)$8.499     (b)$10.167    (b)$11.283
 Ending AUV...................................................... (a)$10.300     (a)$11.546    (a)$11.474
                                                                  (b)$10.167     (b)$11.283    (b)$11.139
 Ending Number of AUs............................................ (a)4,406       (a)52,850     (a)120,753
                                                                  (b)12          (b)3,695      (b)5,905

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.581      (a)$9.718    (a)$10.965
                                                                   (b)$7.579      (b)$9.641    (b)$10.808
 Ending AUV......................................................  (a)$9.718     (a)$10.965    (a)$11.259
                                                                   (b)$9.641     (b)$10.808    (b)$11.025
 Ending Number of AUs............................................ (a)98,970      (a)281,348    (a)838,118
                                                                  (b)11,266      (b)11,494     (b)49,924

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$5.753      (a)$7.837     (a)$8.264
                                                                   (b)$5.752      (b)$7.762     (b)$8.119
 Ending AUV......................................................  (a)$7.837      (a)$8.264     (a)$7.015
                                                                   (b)$7.762      (b)$8.119     (b)$6.847
 Ending Number of AUs............................................ (a)4,745       (a)49,345     (a)143,474
                                                                  (b)18          (b)6,540      (b)19,292

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.448        (a)$9.761       (a)$11.594
                                                                   (b)$8.283        (b)$9.509       (b)$11.221
 Ending AUV......................................................  (a)$9.761       (a)$11.594       (a)$10.450
                                                                   (b)$9.509       (b)$11.221       (b)$10.049
 Ending Number of AUs............................................ (a)352,763       (a)442,563       (a)516,141
                                                                  (b)15,921        (b)16,759        (b)16,891

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.616       (a)$11.063       (a)$14.295
                                                                   (b)$9.311       (b)$10.643       (b)$13.664
 Ending AUV...................................................... (a)$11.063       (a)$14.295       (a)$15.545
                                                                  (b)$10.643       (b)$13.664       (b)$14.762
 Ending Number of AUs............................................ (a)120,892       (a)238,392       (a)459,499
                                                                  (b)3,470         (b)5,351         (b)5,450

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.474       (a)$12.647       (a)$14.681
                                                                  (b)$11.139       (b)$12.189       (b)$14.035
 Ending AUV...................................................... (a)$12.647       (a)$14.681       (a)$15.533
                                                                  (b)$12.189       (b)14.035        (b)$14.754
 Ending Number of AUs............................................ (a)169,669       (a)201,136       (a)226,271
                                                                  (b)12            (b)0             (b)0

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)$10.834
                                                                  (b)N/A           (b)N/A           (b)$10.816
 Ending AUV...................................................... (a)N/A           (a)$10.834       (a)$11.360
                                                                  (b)N/A           (b)$10.816       (b)$11.313
 Ending Number of AUs............................................ (a)N/A           (a)1,951,123     (a)7,479,917
                                                                  (b)N/A           (b)374,826       (b)1,218,615

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.259       (a)$12.968       (a)$13.779
                                                                  (b)$11.025       (b)$12.617       (b)$13.320
 Ending AUV...................................................... (a)$12.968       (a)$13.779       (a)$13.682
                                                                  (b)$12.617       (b)$13.320       (b)$13.140
 Ending Number of AUs............................................ (a)1,184,126     (a)1,632,566     (a)1,351,233
                                                                  (b)64,566        (b)68,088        (b)51,820

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.015        (a)$8.377       (a)$10.067
                                                                   (b)$6.847        (b)$8.124        (b)$9.699
 Ending AUV......................................................  (a)$8.377       (a)$10.067        (a)$8.975
                                                                   (b)$8.124        (b)$9.699        (b)$8.591
 Ending Number of AUs............................................ (a)168,637       (a)178,181       (a)219,434
                                                                  (b)18,316        (b)22,845        (b)21,553

------------------------------------------------------------------



                                                                        FISCAL            FISCAL           FISCAL
                                                                         YEAR              YEAR             YEAR
                                                                        ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/15          12/31/16         12/31/17
================================================================= ================= ================= ================
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)$10.454
                                                                  (b)N/A            (b)N/A            (b)$10.435
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)66
                                                                  (b)N/A            (b)N/A            (b)222

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.450        (a)$10.317         (a)$9.960
                                                                  (b)$10.049         (b)$9.857         (b)$9.454
 Ending AUV...................................................... (a)$10.317         (a)$9.960        (a)$12.552
                                                                   (b)$9.857         (b)$9.454        (b)$11.566
 Ending Number of AUs............................................ (a)607,756        (a)926,596        (a)1,724
                                                                  (b)27,368         (b)29,326         (b)28,525

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.545        (a)$15.765        (a)$17.333
                                                                  (b)$14.762        (b)$14.874        (b)$16.248
 Ending AUV...................................................... (a)$15.765        (a)$17.333        (a)$20.422
                                                                  (b)$14.874        (b)$16.248        (b)$18.578
 Ending Number of AUs............................................ (a)453,200        (a)645,937        (a)479
                                                                  (b)2,963          (b)4,500          (b)4,309

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.533        (a)$15.031        (a)$16.395
                                                                  (b)$14.754        (b)$14.184        (b)$15.371
 Ending AUV...................................................... (a)$15.031        (a)$16.395        (a)$18.799
                                                                  (b)$14.184        (b)$15.371        (b)$17.106
 Ending Number of AUs............................................ (a)197,245        (a)291,255        (a)78,632
                                                                  (b)0              (b)528            (b)528

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$11.360        (a)$10.784        (a)$11.367
                                                                  (b)$11.313        (b)$10.713        (b)$11.263
 Ending AUV...................................................... (a)$10.784        (a)$11.367        (a)$13.128
                                                                  (b)$10.713        (b)$11.263        (b)$12.648
 Ending Number of AUs............................................ (a)23,955,465     (a)45,985,519     (a)1,138,792
                                                                  (b)3,060,178      (b)5,537,798      (b)20,862

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$13.682        (a)$12.893        (a)$15.012
                                                                  (b)$13.140        (b)$12.302        (b)$14.232
 Ending AUV...................................................... (a)$12.893        (a)$15.012        (a)$16.632
                                                                  (b)$12.302        (b)$14.232        (b)$15.278
 Ending Number of AUs............................................ (a)1,343,411      (a)1,650,410      (a)890
                                                                  (b)49,173         (b)57,684         (b)56,938

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)$10.242
                                                                  (b)N/A            (b)N/A            (b)$10.242
 Ending AUV...................................................... (a)N/A            (a)$10.242        (a)$12.189
                                                                  (b)N/A            (b)$10.242        (b)$12.067
 Ending Number of AUs............................................ (a)N/A            (a)20,786         (a)392,889
                                                                  (b)N/A            (b)20,786         (b)2,192

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.975         (a)$8.695         (a)$8.691
                                                                   (b)$8.591         (b)$8.270         (b)$8.212
 Ending AUV......................................................  (a)$8.695         (a)$8.691        (a)$10.888
                                                                   (b)$8.270         (b)$8.212        (b)$10.002
 Ending Number of AUs............................................ (a)232,260        (a)256,660        (a)398
                                                                  (b)23,351         (b)19,344         (b)15,559

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.454
                                                                  (b)$10.435
 Ending AUV......................................................  (a)$9.108
                                                                   (b)$9.063
 Ending Number of AUs............................................ (a)15,069
                                                                  (b)41,624

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.552
                                                                  (b)$11.566
 Ending AUV...................................................... (a)$10.654
                                                                  (b)$10.138
 Ending Number of AUs............................................ (a)2,195
                                                                  (b)300,184

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$20.422
                                                                  (b)$18.578
 Ending AUV...................................................... (a)$18.548
                                                                  (b)$17.598
 Ending Number of AUs............................................ (a)97
                                                                  (b)178,783

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) -
AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$18.799
                                                                  (b)$17.106
 Ending AUV...................................................... (a)$17.697
                                                                  (b)$16.810
 Ending Number of AUs............................................ (a)117,351
                                                                  (b)96,201

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$13.128
                                                                  (b)$12.648
 Ending AUV...................................................... (a)$12.047
                                                                  (b)$11.777
 Ending Number of AUs............................................ (a)2,334,883
                                                                  (b)6,536,712

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.632
                                                                  (b)$15.278
 Ending AUV...................................................... (a)$15.773
                                                                  (b)$14.981
 Ending Number of AUs............................................ (a)6,297
                                                                  (b)483,350

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)$12.189
                                                                  (b)$12.067
 Ending AUV...................................................... (a)$10.993
                                                                  (b)$10.894
 Ending Number of AUs............................................ (a)964,213
                                                                  (b)434,150

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.888
                                                                  (b)$10.002
 Ending AUV......................................................  (a)$8.845
                                                                   (b)$8.416
 Ending Number of AUs............................................ (a)947
                                                                  (b)152,109

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$7.116      (a)$9.408        (a)$9.558
                                                                  (b)$7.115      (b)$9.348        (b)$9.435
 Ending AUV...................................................... (a)$9.408      (a)$9.558        (a)$8.316
                                                                  (b)$9.348      (b)$9.435        (b)$8.156
 Ending Number of AUs............................................ (a)220,385     (a)2,327,498     (a)6,692,945
                                                                  (b)25,180      (b)81,005        (b)153,610

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                        FISCAL            FISCAL             FISCAL
                                                                         YEAR              YEAR               YEAR
                                                                        ENDED              ENDED              ENDED
VARIABLE PORTFOLIOS                                                    12/31/12          12/31/13           12/31/14
================================================================= ================= ================== ==================
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.316         (a)$9.792         (a)$11.898
                                                                   (b)$8.156         (b)$9.542         (b)$11.518
 Ending AUV......................................................  (a)$9.792        (a)$11.898         (a)$10.925
                                                                   (b)$9.542        (b)$11.518         (b)$10.508
 Ending Number of AUs............................................ (a)7,198,139      (a)6,884,711       (a)7,355,009
                                                                  (b)148,257        (b)131,137         (b)131,543

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV...................................................  (a)$9.999        (a)$10.540         (a)$12.187
                                                                   (b)$9.999        (b)$10.416         (b)$11.942
 Ending AUV...................................................... (a)$10.540        (a)$12.187         (a)$12.550
                                                                  (b)$10.416        (b)$11.942         (b)$12.217
 Ending Number of AUs............................................ (a)60,745,450     (a)150,632,803     (a)233,894,260
                                                                  (b)10             (b)30,376          (b)27,225

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV...................................................  (a)$9.999        (a)$10.426         (a)$12.098
                                                                   (b)$9.999        (b)$10.366         (b)$11.929
 Ending AUV...................................................... (a)$10.426        (a)$12.098         (a)$12.456
                                                                  (b)$10.366        (b)$11.929         (b)$12.202
 Ending Number of AUs............................................ (a)7,520,197      (a)67,261,976      (a)144,266,337
                                                                  (b)10             (b)27,017          (b)25,843

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A

------------------------------------------------------------------



                                                                        FISCAL             FISCAL            FISCAL
                                                                         YEAR               YEAR              YEAR
                                                                         ENDED              ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/15           12/31/16          12/31/17
================================================================= ================== ================== ================
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)$10.844
                                                                  (b)N/A             (b)N/A             (b)$10.778
 Ending AUV...................................................... (a)N/A             (a)$10.844         (a)$12.142
                                                                  (b)N/A             (b)$10.778         (b)$11.955
 Ending Number of AUs............................................ (a)N/A             (a)18,670,177      (a)1,025,617
                                                                  (b)N/A             (b)360             (b)25,624

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A             (a)N/A             (a)$10.157
                                                                  (b)N/A             (b)N/A             (b)$10.138
 Ending Number of AUs............................................ (a)N/A             (a)N/A             (a)0
                                                                  (b)N/A             (b)N/A             (b)229

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A             (a)N/A             (a)$10.292
                                                                  (b)N/A             (b)N/A             (b)$10.273
 Ending Number of AUs............................................ (a)N/A             (a)N/A             (a)121,562
                                                                  (b)N/A             (b)N/A             (b)0

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)$10.588
                                                                  (b)N/A             (b)N/A             (b)$10.524
 Ending AUV...................................................... (a)N/A             (a)$10.588         (a)$12.465
                                                                  (b)N/A             (b)$10.524         (b)$12.273
 Ending Number of AUs............................................ (a)N/A             (a)29,433,669      (a)3,194,846
                                                                  (b)N/A             (b)45,183          (b)52,406

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.925         (a)$10.258         (a)$10.243
                                                                  (b)$10.508          (b)$9.802          (b)$9.725
 Ending AUV...................................................... (a)$10.258         (a)$10.243         (a)$12.574
                                                                   (b)$9.802          (b)$9.725         (b)$11.584
 Ending Number of AUs............................................ (a)7,371,084       (a)7,466,955       (a)5,341
                                                                  (b)127,717         (b)123,836         (b)114,345

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$12.550         (a)$11.749         (a)$12.121
                                                                  (b)$12.217         (b)$11.363         (b)$11.647
 Ending AUV...................................................... (a)$11.749         (a)$12.121         (a)$14.480
                                                                  (b)$11.363         (b)$11.647         (b)$13.701
 Ending Number of AUs............................................ (a)304,891,251     (a)304,103,829     (a)2,131,369
                                                                  (b)26,074          (b)54,203          (b)90,796

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$12.456         (a)$11.629         (a)$12.070
                                                                  (b)$12.202         (b)$11.318         (b)$11.672
 Ending AUV...................................................... (a)$11.629         (a)$12.070         (a)$14.220
                                                                  (b)$11.318         (b)$11.672         (b)$13.549
 Ending Number of AUs............................................ (a)207,746,225     (a)208,564,575     (a)1,438,362
                                                                  (b)24,759          (b)25,354          (b)58,848

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A             (a)N/A             (a)$10.395
                                                                  (b)N/A             (b)N/A             (b)$10.376
 Ending Number of AUs............................................ (a)N/A             (a)N/A             (a)103,080
                                                                  (b)N/A             (b)N/A             (b)7,693

------------------------------------------------------------------



                                                                        FISCAL
                                                                         YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                    12/31/18
================================================================= =================
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$12.142
                                                                  (b)$11.955
 Ending AUV...................................................... (a)$10.920
                                                                  (b)$10.792
 Ending Number of AUs............................................ (a)1,930,826
                                                                  (b)3,703,546

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.157
                                                                  (b)$10.138
 Ending AUV......................................................  (a)$8.847
                                                                   (b)$8.803
 Ending Number of AUs............................................ (a)2,482
                                                                  (b)31,123

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.292
                                                                  (b)$10.273
 Ending AUV......................................................  (a)$9.590
                                                                   (b)$9.543
 Ending Number of AUs............................................ (a)2,244,476
                                                                  (b)967,342

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$12.465
                                                                  (b)$12.273
 Ending AUV...................................................... (a)$11.446
                                                                  (b)$11.313
 Ending Number of AUs............................................ (a)7,226,527
                                                                  (b)6,936,490

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.574
                                                                  (b)$11.584
 Ending AUV...................................................... (a)$10.396
                                                                   (b)$9.894
 Ending Number of AUs............................................ (a)20,288
                                                                  (b)2,333,453

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$14.480
                                                                  (b)$13.701
 Ending AUV...................................................... (a)$13.337
                                                                  (b)$12.971
 Ending Number of AUs............................................ (a)4,482,695
                                                                  (b)41,084,847

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$14.220
                                                                  (b)$13.549
 Ending AUV...................................................... (a)$13.046
                                                                  (b)$12.713
 Ending Number of AUs............................................ (a)3,119,662
                                                                  (b)25,364,043

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.395
                                                                  (b)$10.376
 Ending AUV......................................................  (a)$9.512
                                                                   (b)$9.465
 Ending Number of AUs............................................ (a)2,773,189
                                                                  (b)1,667,489

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.034     (a)$10.786       (a)$13.034
                                                                   (b)$8.032     (b)$10.714       (b)$12.863
 Ending AUV...................................................... (a)$10.786     (a)$13.034       (a)$11.929
                                                                  (b)$10.714     (b)$12.863       (b)$11.696
 Ending Number of AUs............................................ (a)84,681      (a)675,909       (a)2,107,734
                                                                  (b)10,414      (b)28,500        (b)57,042

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.882     (a)$11.134       (a)$11.510
                                                                  (b)$10.880     (b)$11.057       (b)$11.356
 Ending AUV...................................................... (a)$11.134     (a)$11.510       (a)$12.136
                                                                  (b)$11.057     (b)$11.356       (b)$11.896
 Ending Number of AUs............................................ (a)151,610     (a)1,160,352     (a)2,843,327
                                                                  (b)8,234       (b)31,403        (b)62,574

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$11.305       (a)$11.425
                                                                  (b)N/A         (b)$11.077       (b)$11.128
 Ending AUV...................................................... (a)N/A         (a)$11.425       (a)$11.955
                                                                  (b)N/A         (b)$11.128       (b)$11.569
 Ending Number of AUs............................................ (a)N/A         (a)1,372,938     (a)3,797,293
                                                                  (b)N/A         (b)20,124        (b)62,356

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$5.307      (a)$7.064        (a)$8.428
                                                                   (b)$5.306      (b)$7.017        (b)$8.316
 Ending AUV......................................................  (a)$7.064      (a)$8.428        (a)$8.134
                                                                   (b)$7.017      (b)$8.316        (b)$7.974
 Ending Number of AUs............................................ (a)8,651       (a)67,576        (a)211,903
                                                                  (b)5,560       (b)7,075         (b)7,075

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.929       (a)$14.552       (a)$19.461
                                                                  (b)$11.696       (b)$14.176       (b)$18.836
 Ending AUV...................................................... (a)$14.552       (a)$19.461       (a)$22.083
                                                                  (b)$14.176       (b)$18.836       (b)$21.236
 Ending Number of AUs............................................ (a)2,326,552     (a)2,176,009     (a)2,165,172
                                                                  (b)58,085        (b)55,839        (b)51,635

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.136       (a)$12.403       (a)$11.957
                                                                  (b)$11.896       (b)$12.078       (b)$11.569
 Ending AUV...................................................... (a)$12.403       (a)$11.957       (a)$12.382
                                                                  (b)$12.078       (b)$11.569       (b)$11.903
 Ending Number of AUs............................................ (a)3,994,521     (a)4,815,432     (a)5,226,026
                                                                  (b)72,535        (b)73,994        (b)69,125

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.955       (a)$12.248       (a)$11.456
                                                                  (b)$11.569       (b)$11.775       (b)$10.943
 Ending AUV...................................................... (a)$12.248       (a)$11.456       (a)$11.493
                                                                  (b)$11.775       (b)$10.943       (b)$10.907
 Ending Number of AUs............................................ (a)5,055,051     (a)6,324,907     (a)6,739,581
                                                                  (b)74,664        (b)83,036        (b)86,896

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.134        (a)$9.308       (a)$13.101
                                                                   (b)$7.974        (b)$9.052       (b)$12.658
 Ending AUV......................................................  (a)$9.308       (a)$13.101       (a)$12.970
                                                                   (b)$9.052       (b)$12.658       (b)$12.451
 Ending Number of AUs............................................ (a)286,201       (a)263,943       (a)294,999
                                                                  (b)3,395         (b)3,383         (b)3,383

------------------------------------------------------------------



                                                                       FISCAL           FISCAL          FISCAL         FISCAL
                                                                        YEAR             YEAR            YEAR           YEAR
                                                                        ENDED            ENDED          ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16        12/31/17       12/31/18
================================================================= ================ ================ ============= ================
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$22.083       (a)$23.642       (a)$23.741    (a)$31.763
                                                                  (b)$21.236       (b)$22.587       (b)$22.535    (b)$29.273
 Ending AUV...................................................... (a)$23.642       (a)$23.741       (a)$31.763    (a)$31.087
                                                                  (b)$22.587       (b)$22.535       (b)$29.273    (b)$29.569
 Ending Number of AUs............................................ (a)2,181,302     (a)2,221,361     (a)2,343      (a)21,742
                                                                  (b)48,019        (b)45,431        (b)26,133     (b)949,778

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class
  3
Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.382       (a)$12.258       (a)$12.247    (a)$12.713
                                                                  (b)$11.903       (b)$11.706       (b)$11.620    (b)$11.710
 Ending AUV...................................................... (a)$12.258       (a)$12.247       (a)$12.713    (a)$12.541
                                                                  (b)$11.706       (b)$11.620       (b)$11.710    (b)$11.942
 Ending Number of AUs............................................ (a)6,360,922     (a)8,165,155     (a)48,440     (a)129,043
                                                                  (b)63,850        (b)59,591        (b)58,348     (b)1,790,900

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.493       (a)$11.191       (a)$11.455    (a)$11.842
                                                                  (b)$10.907       (b)$10.551       (b)$10.731    (b)$10.727
 Ending AUV...................................................... (a)$11.191       (a)$11.455       (a)$11.842    (a)$11.682
                                                                  (b)$10.551       (b)$10.731       (b)$10.727    (b)$11.103
 Ending Number of AUs............................................ (a)6,951,102     (a)7,733,213     (a)116,577    (a)244,779
                                                                  (b)81,731        (b)73,721        (b)73,418     (b)2,218,551

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)$9.848    (a)$11.379
                                                                  (b)N/A           (b)N/A            (b)$9.848    (b)$11.265
 Ending AUV...................................................... (a)N/A            (a)$9.848       (a)$11.379    (a)$10.370
                                                                  (b)N/A            (b)$9.848       (b)$11.265    (b)$10.276
 Ending Number of AUs............................................ (a)N/A           (a)31,400        (a)270,390    (a)581,615
                                                                  (b)N/A           (b)31,400        (b)0          (b)330,075

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.970       (a)$12.620       (a)$13.343    (a)$17.527
                                                                  (b)$12.451       (b)$12.036       (b)$12.643    (b)$16.029
 Ending AUV...................................................... (a)$12.620       (a)$13.343       (a)$17.527    (a)$16.108
                                                                  (b)$12.036       (b)$12.643       (b)$16.029    (b)$15.208
 Ending Number of AUs............................................ (a)378,586       (a)345,908       (a)792        (a)11,615
                                                                  (b)3,383         (b)3,383         (b)3,383      (b)122,135

------------------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                                (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10      12/31/11
================================================================= ============== ============= =============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$6.607      (a)$8.523     (a)$9.275
                                                                  (b)$6.604      (b)$8.498     (b)$9.224
 Ending AUV...................................................... (a)$8.523      (a)$9.275     (a)$9.014
                                                                   (b)$8.498      (b)$9.224     (b)$8.942
 Ending Number of AUs............................................ (a)16          (a)206        (a)5,006
                                                                  (b)0           (b)3,149      (b)6,584

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.300      (a)$9.454    (a)$10.514
                                                                   (b)$7.301      (b)$9.431    (b)$10.462
 Ending AUV......................................................  (a)$9.454     (a)$10.514    (a)$10.625
                                                                   (b)$9.431     (b)$10.462    (b)$10.547
 Ending Number of AUs............................................ (a)3,328       (a)5,474      (a)52,629
                                                                  (b)1,796       (b)11,085     (b)38,412

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.461     (a)$10.054    (a)$11.863
                                                                   (b)$7.463     (b)$10.027    (b)$11.803
 Ending AUV...................................................... (a)$10.054     (a)$11.863    (a)$10.961
                                                                  (b)$10.027     (b)$11.803    (b)$10.879
 Ending Number of AUs............................................ (a)14          (a)14         (a)0
                                                                  (b)0           (b)0          (b)2,239

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.362      (a)$8.362     (a)$9.549
                                                                   (b)$6.359      (b)$8.342     (b)$9.502
 Ending AUV......................................................  (a)$8.362      (a)$9.549     (a)$9.227
                                                                   (b)$8.342      (b)$9.502     (b)$9.158
 Ending Number of AUs............................................ (a)4,838       (a)45,158     (a)160,552
                                                                  (b)2,838       (b)26,972     (b)83,405

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.868      (a)$8.977     (a)$9.941
                                                                   (b)$6.867      (b)$8.957     (b)$9.893
 Ending AUV......................................................  (a)$8.977      (a)$9.941     (a)$9.590
                                                                   (b)$8.957      (b)$9.893     (b)$9.521
 Ending Number of AUs............................................ (a)5,552       (a)55,306     (a)202,016
                                                                  (b)3,311       (b)31,257     (b)102,677

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.314      (a)$7.910     (a)$9.167
                                                                   (b)$6.316      (b)$7.899     (b)$9.131
 Ending AUV......................................................  (a)$7.910      (a)$9.167     (a)$8.498
                                                                   (b)$7.899      (b)$9.131     (b)$8.444
 Ending Number of AUs............................................ (a)2,201       (a)27,846     (a)91,851
                                                                  (b)1,252       (b)11,987     (b)44,469

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.466      (a)$9.759    (a)$10.592
                                                                   (b)$7.462      (b)$9.711    (b)$10.513
 Ending AUV......................................................  (a)$9.759     (a)$10.592    (a)$10.189
                                                                   (b)$9.711     (b)$10.513    (b)$10.088
 Ending Number of AUs............................................ (a)14          (a)1,443      (a)3,570
                                                                  (b)0           (b)0          (b)3,349

------------------------------------------------------------------



                                                                       FISCAL          FISCAL           FISCAL
                                                                        YEAR            YEAR             YEAR
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12        12/31/13         12/31/14
================================================================= =============== ================ ================
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$9.014       (a)$10.261       (a)$12.538
                                                                  (b)$8.942       (b)$10.155       (b)$12.376
 Ending AUV...................................................... (a)$10.261      (a)$12.538       (a)$12.728
                                                                    (b)$10.155       (b)$12.376       (b)$12.533
 Ending Number of AUs............................................ (a)11,239       (a)16,213        (a)24,348
                                                                  (b)6,290        (b)5,697         (b)12,812

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................   (a)$10.625       (a)$11.815       (a)$13.289
                                                                    (b)$10.547       (b)$11.698       (b)$13.125
 Ending AUV......................................................   (a)$11.815       (a)$13.289       (a)$13.723
                                                                    (b)$11.698       (b)$13.125       (b)$13.520
 Ending Number of AUs............................................ (a)111,503      (a)166,029       (a)264,636
                                                                  (b)41,347       (b)51,191        (b)68,173

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A          (a)N/A           (a)N/A
                                                                  (b)N/A          (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A           (a)N/A
                                                                  (b)N/A          (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A          (a)N/A           (a)N/A
                                                                  (b)N/A          (b)N/A           (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................   (a)$10.961       (a)$12.269       (a)$13.637
                                                                    (b)$10.879       (b)$12.147       (b)$16.721
 Ending AUV......................................................   (a)$12.269       (a)$13.637       (a)$18.078
                                                                    (b)$12.147       (b)$16.721       (b)$17.809
 Ending Number of AUs............................................ (a)0            (a)0             (a)0
                                                                  (b)2,190        (b)1,903         (b)1,962

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$9.227       (a)$10.832       (a)$14.505
                                                                     (b)$9.158       (b)$10.724       (b)$14.325
 Ending AUV......................................................   (a)$10.832       (a)$14.505       (a)$15.620
                                                                    (b)$10.724       (b)$14.325       (b)$15.388
 Ending Number of AUs............................................ (a)186,970      (a)173,621       (a)173,551
                                                                  (b)99,029       (b)87,782        (b)99,864

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$9.590       (a)$10.824       (a)$14.294
                                                                     (b)$9.521       (b)$10.719       (b)$14.120
 Ending AUV......................................................   (a)$10.824       (a)$14.294       (a)$15.515
                                                                    (b)$10.719       (b)$14.120       (b)$15.288
 Ending Number of AUs............................................ (a)244,560      (a)225,904       (a)219,653
                                                                  (b)127,484      (b)129,823       (b)128,717

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$8.498        (a)$9.402       (a)$12.613
                                                                     (b)$8.444        (b)$9.318       (b)$12.470
 Ending AUV......................................................    (a)$9.402       (a)$12.613       (a)$13.403
                                                                     (b)$9.318       (b)$12.470       (b)$13.218
 Ending Number of AUs............................................ (a)113,289      (a)97,558        (a)91,670
                                                                  (b)62,992       (b)55,322        (b)54,487

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................   (a)$10.189       (a)$11.698       (a)$15.831
                                                                    (b)$10.088       (b)$11.552       (b)$15.595
 Ending AUV......................................................   (a)$11.698       (a)$15.831       (a)$17.796
                                                                    (b)$11.552       (b)$15.595       (b)$17.487
 Ending Number of AUs............................................ (a)12,501       (a)13,680        (a)13,098
                                                                  (b)4,492        (b)5,555         (b)7,239

------------------------------------------------------------------



                                                                       FISCAL           FISCAL          FISCAL         FISCAL
                                                                        YEAR             YEAR            YEAR           YEAR
                                                                        ENDED            ENDED          ENDED          ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16        12/31/17       12/31/18
================================================================= ================ ================ ============= ===============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.728       (a)$11.783       (a)$13.165    (a)$14.784
                                                                  (b)$12.533       (b)$11.574       (b)$12.898    (b)$13.621
 Ending AUV...................................................... (a)$11.783       (a)$13.165       (a)$14.784    (a)$13.204
                                                                     (b)$11.574       (b)$12.898    (b)$13.621      (b)$12.651
 Ending Number of AUs............................................ (a)29,195        (a)26,214        (a)0          (a)3,105
                                                                  (b)18,908        (b)21,736        (b)0          (b)33,063

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$13.723       (a)$12.590    (a)$14.171      (a)$15.566
                                                                     (b)$13.520       (b)$12.373    (b)$13.892      (b)$14.449
 Ending AUV......................................................    (a)$12.590       (a)$14.171    (a)$15.566      (a)$14.725
                                                                     (b)$12.373       (b)$13.892    (b)$14.449      (b)$14.134
 Ending Number of AUs............................................ (a)281,435       (a)273,332       (a)0          (a)2,142
                                                                  (b)97,441        (b)115,234       (b)0          (b)115,830

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)$9.917       (a)$9.863
                                                                  (b)N/A           (b)N/A            (b)$9.901       (b)$9.733
 Ending AUV...................................................... (a)N/A               (a)$9.917     (a)$9.863       (a)$9.894
                                                                  (b)N/A               (b)$9.901     (b)$9.733       (b)$9.789
 Ending Number of AUs............................................ (a)N/A           (a)49,630        (a)1,661      (a)6,059
                                                                  (b)N/A           (b)6,421         (b)0          (b)136,232

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$18.078       (a)$18.692    (a)$18.451      (a)$24.145
                                                                     (b)$17.809       (b)$18.368    (b)$18.451      (b)$21.781
 Ending AUV......................................................    (a)$18.692       (a)$18.451    (a)$24.145      (a)$22.939
                                                                     (b)$18.368       (b)$18.451    (b)$21.781      (b)$21.837
 Ending Number of AUs............................................ (a)2,528         (a)1,690         (a)0          (a)388
                                                                  (b)1,728         (b)1,690         (b)0          (b)2,694

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$15.620       (a)$14.464    (a)$16.703      (a)$19.826
                                                                     (b)$15.388       (b)$14.213    (b)$16.372      (b)$18.292
 Ending AUV......................................................    (a)$14.464       (a)$16.703    (a)$19.826      (a)$17.174
                                                                     (b)$14.213       (b)$16.372    (b)$18.292      (b)$16.353
 Ending Number of AUs............................................ (a)182,981       (a)193,826       (a)0          (a)2,288
                                                                  (b)109,828       (b)109,749       (b)0          (b)104,230

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$15.515       (a)$14.807    (a)$17.456      (a)$20.108
                                                                     (b)$15.288       (b)$14.554    (b)$17.115      (b)$18.538
 Ending AUV......................................................    (a)$14.807       (a)$17.456    (a)$20.108      (a)$17.175
                                                                     (b)$14.554       (b)$17.115    (b)$18.538      (b)$16.349
 Ending Number of AUs............................................ (a)222,819       (a)232,899       (a)0          (a)577
                                                                  (b)141,446       (b)140,702       (b)0          (b)143,439

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$13.403       (a)$12.851    (a)$14.857      (a)$17.073
                                                                     (b)$13.218       (b)$12.642    (b)$14.578      (b)$15.701
 Ending AUV......................................................    (a)$12.851       (a)$14.857    (a)$17.073      (a)$15.503
                                                                     (b)$12.642       (b)$14.578    (b)$15.701      (b)$14.719
 Ending Number of AUs............................................ (a)91,612        (a)84,400        (a)0          (a)0
                                                                  (b)48,231        (b)50,572        (b)0          (b)47,053

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$17.796       (a)$19.495    (a)$19.736      (a)$26.179
                                                                     (b)$17.487       (b)$19.109    (b)$19.297      (b)$23.954
 Ending AUV......................................................    (a)$19.495       (a)$19.736    (a)$26.179      (a)$26.411
                                                                     (b)$19.109       (b)$19.297    (b)$23.954      (b)$25.139
 Ending Number of AUs............................................ (a)17,194        (a)28,422        (a)183        (a)559
                                                                  (b)7,703         (b)8,604         (b)0          (b)30,398

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/09      12/31/10      12/31/11
================================================================= ============== ============ =============
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.372      (a)$9.864   (a)$12.222
                                                                   (b)$7.373      (b)$9.844   (b)$12.167
 Ending AUV......................................................  (a)$9.864     (a)$12.222   (a)$11.073
                                                                   (b)$9.844     (b)$12.167   (b)$10.995
 Ending Number of AUs............................................ (a)4,941       (a)45,875    (a)177,083
                                                                  (b)2,907       (b)25,746    (b)93,507

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.759   (a)$11.481
                                                                  (b)N/A         (b)$10.757   (b)$11.446
 Ending AUV...................................................... (a)N/A         (a)$11.481   (a)$11.385
                                                                  (b)N/A         (b)$11.446   (b)$11.321
 Ending Number of AUs............................................ (a)N/A         (a)84,794    (a)168,563
                                                                  (b)N/A         (b)25,299    (b)60,547

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.215   (a)$11.173
                                                                  (b)N/A         (b)$10.214   (b)$11.130
 Ending AUV...................................................... (a)N/A         (a)$11.173   (a)$10.301
                                                                  (b)N/A         (b)$11.130   (b)$10.236
 Ending Number of AUs............................................ (a)N/A         (a)447       (a)19,914
                                                                  (b)N/A         (b)0         (b)474

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.303   (a)$11.155
                                                                  (b)N/A         (b)$10.301   (b)$11.122
 Ending AUV...................................................... (a)N/A         (a)$11.155   (a)$10.620
                                                                  (b)N/A         (b)$11.122   (b)$10.562
 Ending Number of AUs............................................ (a)N/A         (a)19,595    (a)147,135
                                                                  (b)N/A         (b)6,668     (b)25,168

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.617   (a)$11.425
                                                                  (b)N/A         (b)$10.615   (b)$11.396
 Ending AUV...................................................... (a)N/A         (a)$11.425   (a)$11.063
                                                                  (b)N/A         (b)$11.396   (b)$11.007
 Ending Number of AUs............................................ (a)N/A         (a)69,284    (a)275,629
                                                                  (b)N/A         (b)14,422    (b)125,666

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.675      (a)$9.248   (a)$10.223
                                                                   (b)$7.674      (b)$9.220   (b)$10.167
 Ending AUV......................................................  (a)$9.248     (a)$10.223   (a)$10.190
                                                                   (b)$9.220     (b)$10.167   (b)$10.109
 Ending Number of AUs............................................ (a)6,788       (a)6,647     (a)12,771
                                                                  (b)1,837       (b)1,816     (b)12,147

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.598     (a)$10.333   (a)$11.362
                                                                   (b)$7.597     (b)$10.310   (b)$11.309
 Ending AUV...................................................... (a)$10.333     (a)$11.362   (a)$10.190
                                                                  (b)$10.310     (b)$11.309   (b)$10.117
 Ending Number of AUs............................................ (a)18,857      (a)75,937    (a)268,689
                                                                  (b)4,411       (b)37,282    (b)133,047

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.814      (a)$8.806   (a)$10.285
                                                                   (b)$6.813      (b)$8.787   (b)$10.237
 Ending AUV......................................................  (a)$8.806     (a)$10.285    (a)$9.688
                                                                   (b)$8.787     (b)$10.237    (b)$9.619
 Ending Number of AUs............................................ (a)3,572       (a)32,367    (a)97,206
                                                                  (b)4,470       (b)25,955    (b)67,648

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/12      12/31/13      12/31/14      12/31/15
================================================================= ============= ============= ============= =============
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.073    (a)$12.930    (a)$17.544    (a)$18.852
                                                                  (b)$10.995    (b)$12.807    (b)$17.334    (b)$18.580
 Ending AUV...................................................... (a)$12.930    (a)$17.544    (a)$18.852    (a)$17.478
                                                                  (b)$12.807    (b)$17.334    (b)$18.580    (b)$17.183
 Ending Number of AUs............................................ (a)210,448    (a)184,326    (a)178,074    (a)181,686
                                                                  (b)113,827    (b)110,557    (b)111,794    (b)120,468

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.385    (a)$12.441    (a)$13.691    (a)$14.233
                                                                  (b)$11.321    (b)$12.341    (b)$13.546    (b)$14.047
 Ending AUV...................................................... (a)$12.441    (a)$13.691    (a)$14.233    (a)$13.862
                                                                  (b)$12.341    (b)$13.546    (b)$14.047    (b)$13.648
 Ending Number of AUs............................................ (a)187,172    (a)212,707    (a)312,322    (a)310,489
                                                                  (b)103,832    (b)130,959    (b)146,551    (b)89,536

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$10.301    (a)$11.679    (a)$14.260    (a)$14.812
                                                                  (b)$10.236    (b)$11.577    (b)$14.099    (b)$14.608
 Ending AUV...................................................... (a)$11.679    (a)$14.260    (a)$14.812    (a)$14.347
                                                                  (b)$11.577    (b)$14.099    (b)$14.608    (b)$14.114
 Ending Number of AUs............................................ (a)19,248     (a)18,645     (a)24,284     (a)23,578
                                                                  (b)462        (b)27,111     (b)39,332     (b)48,049

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$10.620    (a)$11.834    (a)$13.702    (a)$14.222
                                                                  (b)$10.562    (b)$11.739    (b)$13.559    (b)$14.038
 Ending AUV...................................................... (a)$11.834    (a)$13.702    (a)$14.222    (a)$13.794
                                                                  (b)$11.739    (b)$13.559    (b)$14.038    (b)$13.581
 Ending Number of AUs............................................ (a)141,387    (a)142,855    (a)152,427    (a)166,201
                                                                  (b)43,915     (b)66,031     (b)70,000     (b)70,608

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.063    (a)$12.205    (a)$13.785    (a)$14.323
                                                                  (b)$11.007    (b)$12.113    (b)$13.647    (b)$14.144
 Ending AUV...................................................... (a)$12.205    (a)$13.785    (a)$14.323    (a)$13.906
                                                                  (b)$12.113    (b)$13.647    (b)$14.144    (b)$13.699
 Ending Number of AUs............................................ (a)273,159    (a)299,445    (a)294,336    (a)288,436
                                                                  (b)132,049    (b)142,799    (b)154,264    (b)144,460

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.190    (a)$11.646    (a)$14.182    (a)$14.709
                                                                  (b)$10.109    (b)$11.524    (b)$13.998    (b)$14.483
 Ending AUV...................................................... (a)$11.646    (a)$14.182    (a)$14.709    (a)$14.677
                                                                  (b)$11.524    (b)$13.998    (b)$14.483    (b)$14.415
 Ending Number of AUs............................................ (a)27,011     (a)74,226     (a)132,311    (a)134,090
                                                                  (b)12,266     (b)14,544     (b)38,086     (b)38,737

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.190    (a)$12.294    (a)$15.635    (a)$15.737
                                                                  (b)$10.117    (b)$12.176    (b)$15.445    (b)$15.507
 Ending AUV...................................................... (a)$12.294    (a)$15.635    (a)$15.737    (a)$16.568
                                                                  (b)$12.176    (b)$15.445    (b)$15.507    (b)$16.285
 Ending Number of AUs............................................ (a)296,107    (a)275,903    (a)277,608    (a)255,984
                                                                  (b)150,432    (b)138,739    (b)141,161    (b)136,052

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.688    (a)$11.241    (a)$14.397    (a)$15.375
                                                                   (b)$9.619    (b)$11.133    (b)$14.223    (b)$15.151
 Ending AUV...................................................... (a)$11.241    (a)$14.397    (a)$15.375    (a)$16.169
                                                                  (b)$11.133    (b)$14.223    (b)$15.151    (b)$15.893
 Ending Number of AUs............................................ (a)125,403    (a)134,270    (a)157,033    (a)146,571
                                                                  (b)69,968     (b)86,889     (b)96,486     (b)99,898

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/16      12/31/17      12/31/18
================================================================= ============= ============= =============
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.478    (a)$21.506    (a)$24.499
                                                                  (b)$17.183    (b)$21.090    (b)$22.584
 Ending AUV...................................................... (a)$21.506    (a)$24.499    (a)$20.507
                                                                  (b)$21.090    (b)$22.584    (b)$19.528
 Ending Number of AUs............................................ (a)172,040    (a)866        (a)3,112
                                                                  (b)111,541    (b)0          (b)115,164

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$13.862    (a)$14.400    (a)$16.114
                                                                  (b)$13.648    (b)$14.141    (b)$14.618
 Ending AUV...................................................... (a)$14.400    (a)$16.114    (a)$15.300
                                                                  (b)$14.141    (b)$14.618    (b)$14.555
 Ending Number of AUs............................................ (a)298,603    (a)388        (a)26,847
                                                                  (b)86,330     (b)0          (b)60,691

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.347    (a)$14.976    (a)$17.883
                                                                  (b)$14.114    (b)$14.696    (b)$16.198
 Ending AUV...................................................... (a)$14.976    (a)$17.883    (a)$16.405
                                                                  (b)$14.696    (b)$16.198    (b)$15.578
 Ending Number of AUs............................................ (a)34,575     (a)9,216      (a)37,992
                                                                  (b)49,334     (b)0          (b)99,966

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$13.794    (a)$14.386    (a)$16.798
                                                                  (b)$13.581    (b)$14.129    (b)$15.216
 Ending AUV...................................................... (a)$14.386    (a)$16.798    (a)$15.620
                                                                  (b)$14.129    (b)$15.216    (b)$14.836
 Ending Number of AUs............................................ (a)168,385    (a)2,144      (a)40,427
                                                                  (b)79,976     (b)0          (b)111,657

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$13.906    (a)$14.492    (a)$16.655
                                                                  (b)$13.699    (b)$14.240    (b)$15.090
 Ending AUV...................................................... (a)$14.492    (a)$16.655    (a)$15.647
                                                                  (b)$14.240    (b)$15.090    (b)$14.863
 Ending Number of AUs............................................ (a)275,910    (a)0          (a)19,860
                                                                  (b)135,607    (b)0          (b)112,302

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.677    (a)$15.806    (a)$18.479
                                                                  (b)$14.415    (b)$15.485    (b)$16.944
 Ending AUV...................................................... (a)$15.806    (a)$18.479    (a)$17.375
                                                                  (b)$15.485    (b)$16.944    (b)$16.548
 Ending Number of AUs............................................ (a)217,667    (a)47,302     (a)185,134
                                                                  (b)69,753     (b)0          (b)342,284

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.568    (a)$16.410    (a)$21.726
                                                                  (b)$16.285    (b)$16.090    (b)$20.038
 Ending AUV...................................................... (a)$16.410    (a)$21.726    (a)$19.484
                                                                  (b)$16.090    (b)$20.038    (b)$18.552
 Ending Number of AUs............................................ (a)288,890    (a)0          (a)0
                                                                  (b)141,093    (b)0          (b)121,736

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.169    (a)$17.425    (a)$22.513
                                                                  (b)$15.893    (b)$17.086    (b)$20.770
 Ending AUV...................................................... (a)$17.425    (a)$22.513    (a)$22.138
                                                                  (b)$17.086    (b)$20.770    (b)$21.081
 Ending Number of AUs............................................ (a)146,346    (a)0          (a)889
                                                                  (b)104,133    (b)0          (b)124,273

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL       FISCAL
                                                                                     YEAR         YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/09      12/31/10     12/31/11
================================================================= ============== ============ ============
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.835      (a)$8.697    (a)$9.535
                                                                   (b)$6.836      (b)$8.680    (b)$9.492
 Ending AUV......................................................  (a)$8.697      (a)$9.535    (a)$9.210
                                                                   (b)$8.680      (b)$9.492    (b)$9.146
 Ending Number of AUs............................................ (a)15,361      (a)28,696    (a)58,298
                                                                  (b)569         (b)9,755     (b)22,941

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST
Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.007      (a)$9.129   (a)$10.810
                                                                   (b)$7.006      (b)$9.109   (b)$10.759
 Ending AUV......................................................  (a)$9.129     (a)$10.810   (a)$10.071
                                                                   (b)$9.109     (b)$10.759    (b)$9.998
 Ending Number of AUs............................................ (a)15          (a)150       (a)1,608
                                                                  (b)0           (b)407       (b)1,273

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.245     (a)$10.152    (a)$9.972
                                                                  (b)$10.248     (b)$10.126    (b)$9.922
 Ending AUV...................................................... (a)$10.152      (a)$9.972    (a)$9.792
                                                                  (b)$10.126      (b)$9.922    (b)$9.718
 Ending Number of AUs............................................ (a)235         (a)234       (a)0
                                                                  (b)0           (b)9,962     (b)0

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.124      (a)$9.108   (a)$10.471
                                                                   (b)$7.121      (b)$9.057   (b)$10.384
 Ending AUV......................................................  (a)$9.108     (a)$10.471   (a)$11.617
                                                                   (b)$9.057     (b)$10.384   (b)$11.493
 Ending Number of AUs............................................ (a)14          (a)2,212     (a)4,060
                                                                  (b)0           (b)319       (b)9,714

------------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL         FISCAL
                                                                      YEAR          YEAR          YEAR           YEAR
                                                                      ENDED        ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                                 12/31/12      12/31/13      12/31/14       12/31/15
================================================================= ============ ============= ============= ================
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.210   (a)$10.651    (a)$13.994    (a)$15.233
                                                                   (b)$9.146   (b)$10.550    (b)$13.828    (b)$15.014
 Ending AUV...................................................... (a)$10.651   (a)$13.994    (a)$15.233    (a)$15.212
                                                                  (b)$10.550   (b)$13.828    (b)$15.014    (b)$14.956
 Ending Number of AUs............................................ (a)69,852    (a)75,110     (a)85,727     (a)137,150
                                                                  (b)28,512    (b)29,197     (b)34,483     (b)38,381

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$10.000   (a)$10.062    (a)$11.936    (a)$12.099
                                                                   (b)$9.999   (b)$10.082    (b)$11.929    (b)$12.062
 Ending AUV...................................................... (a)$10.062   (a)$11.936    (a)$12.099    (a)$11.781
                                                                  (b)$10.082   (b)$11.929    (b)$12.062    (b)$11.716
 Ending Number of AUs............................................ (a)3,129     (a)222,123    (a)670,425    (a)2,617,149
                                                                  (b)0         (b)40,521     (b)159,139    (b)517,345

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.071   (a)$10.686    (a)$13.246    (a)$16.282
                                                                   (b)$9.998   (b)$10.583    (b)$13.085    (b)$16.044
 Ending AUV...................................................... (a)$10.686   (a)$13.246    (a)$16.282    (a)$17.648
                                                                  (b)$10.583   (b)$13.085    (b)$16.044    (b)$17.347
 Ending Number of AUs............................................ (a)2,799     (a)2,801      (a)4,220      (a)6,584
                                                                  (b)1,844     (b)4,030      (b)8,927      (b)14,924

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.792    (a)$9.617     (a)$9.445     (a)$9.274
                                                                   (b)$9.718    (b)$9.521     (b)$9.327     (b)$9.135
 Ending AUV......................................................  (a)$9.617    (a)$9.445     (a)$9.274     (a)$9.112
                                                                   (b)$9.521    (b)$9.327     (b)$9.135     (b)$8.953
 Ending Number of AUs............................................ (a)3,322     (a)14,561     (a)94,767     (a)207,284
                                                                  (b)30,637    (b)15,092     (b)15,651     (b)58,298

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.617   (a)$13.019    (a)$17.514    (a)$19.100
                                                                  (b)$11.493   (b)$12.848    (b)$17.241    (b)$18.754
 Ending AUV...................................................... (a)$13.019   (a)$17.514    (a)$19.100    (a)$19.195
                                                                  (b)$12.848   (b)$17.241    (b)$18.754    (b)$18.800
 Ending Number of AUs............................................ (a)15,219    (a)20,777     (a)27,770     (a)32,425
                                                                  (b)12,260    (b)12,073     (b)21,960     (b)29,288

------------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                       FISCAL          FISCAL         FISCAL
                                                                        YEAR            YEAR           YEAR
                                                                        ENDED          ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/16        12/31/17       12/31/18
================================================================= ================ ============= ================
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.212       (a)$16.699    (a)$20.584
                                                                  (b)$14.956       (b)$15.862    (b)$18.983
 Ending AUV...................................................... (a)$16.699       (a)$20.584    (a)$19.930
                                                                  (b)$15.862       (b)$18.983    (b)$18.976
 Ending Number of AUs............................................ (a)159,229       (a)606        (a)805
                                                                  (b)1,225         (b)0          (b)68,812

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3
Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$11.781       (a)$12.443    (a)$14.170
                                                                  (b)$11.716       (b)$10.007    (b)$13.551
 Ending AUV...................................................... (a)$12.443       (a)$14.170    (a)$13.288
                                                                  (b)$10.007       (b)$13.551    (b)$12.994
 Ending Number of AUs............................................ (a)5,126,729     (a)149,425    (a)470,731
                                                                  (b)6,763         (b)0          (b)1,536,606

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A           (a)$11.336    (a)$11.961
                                                                  (b)N/A           (b)$11.234    (b)$11.526
 Ending AUV...................................................... (a)$11.336       (a)$11.961    (a)$11.351
                                                                  (b)$11.234       (b)$11.526    (b)$11.098
 Ending Number of AUs............................................ (a)21,911        (a)5,148      (a)28,202
                                                                  (b)5,323         (b)0          (b)32,288

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)$10.398    (a)$11.537
                                                                  (b)N/A           (b)$10.359    (b)$11.360
 Ending AUV...................................................... (a)$10.398       (a)$11.537    (a)$10.749
                                                                  (b)$10.359       (b)$11.360    (b)$10.623
 Ending Number of AUs............................................ (a)2,641,586     (a)98,509     (a)225,401
                                                                  (b)40,434        (b)0          (b)964,365

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.648       (a)$20.302    (a)$27.627
                                                                  (b)$17.347       (b)$19.905    (b)$25.339
 Ending AUV...................................................... (a)$20.302       (a)$27.627    (a)$25.031
                                                                  (b)$19.905       (b)$25.339    (b)$23.851
 Ending Number of AUs............................................ (a)12,699        (a)0          (a)0
                                                                  (b)17,198        (b)0          (b)17,968

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.112        (a)$8.964     (a)$9.096
                                                                   (b)$8.953        (b)$8.786     (b)$8.343
 Ending AUV......................................................  (a)$8.964        (a)$9.096     (a)$9.102
                                                                   (b)$8.786        (b)$8.343     (b)$8.662
 Ending Number of AUs............................................ (a)432,456       (a)3,771      (a)39,003
                                                                  (b)96,275        (b)0          (b)88,382

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$19.195       (a)$22.289    (a)$26.513
                                                                  (b)$18.800       (b)$21.090    (b)$24.515
 Ending AUV...................................................... (a)$22.289       (a)$26.513    (a)$26.063
                                                                  (b)$21.090       (b)$24.515    (b)$24.882
 Ending Number of AUs............................................ (a)42,150        (a)0          (a)145
                                                                  (b)921           (b)0          (b)52,578

------------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A         (a)$8.526
                                                                  (b)N/A           (b)N/A         (b)$8.503
 Ending Number of AUs............................................ (a)N/A           (a)N/A        (a)0
                                                                  (b)N/A           (b)N/A        (b)1,622

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10      12/31/11
================================================================= ============== ============= =============
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.304     (a)$12.410    (a)$13.559
                                                                  (b)$10.300     (b)$12.380    (b)$13.493
 Ending AUV...................................................... (a)$12.410     (a)$13.559    (a)$14.206
                                                                  (b)$12.380     (b)$13.493    (b)$14.102
 Ending Number of AUs............................................ (a)4,693       (a)50,478     (a)182,776
                                                                  (b)2,878       (b)23,784     (b)81,083

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$4.808      (a)$6.600     (a)$7.792
                                                                   (b)$4.809      (b)$6.588     (b)$7.758
 Ending AUV......................................................  (a)$6.600      (a)$7.792     (a)$8.297
                                                                   (b)$6.588      (b)$7.758     (b)$8.240
 Ending Number of AUs............................................ (a)4,766       (a)34,505     (a)123,402
                                                                  (b)2,842       (b)21,778     (b)73,949

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.695      (a)$8.532    (a)$10.652
                                                                   (b)$6.692      (b)$8.510    (b)$10.599
 Ending AUV......................................................  (a)$8.532     (a)$10.652    (a)$10.150
                                                                   (b)$8.510     (b)$10.599    (b)$10.074
 Ending Number of AUs............................................ (a)2,407       (a)26,158     (a)104,272
                                                                  (b)1,374       (b)16,185     (b)58,182

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/12      12/31/13      12/31/14      12/31/15
================================================================= ============= ============= ============= =============
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.206    (a)$15.585    (a)$15.560    (a)$16.210
                                                                  (b)$14.102    (b)$15.431    (b)$15.369    (b)$15.971
 Ending AUV...................................................... (a)$15.585    (a)$15.560    (a)$16.210    (a)$15.766
                                                                  (b)$15.431    (b)$15.369    (b)$15.971    (b)$15.494
 Ending Number of AUs............................................ (a)256,907    (a)325,604    (a)368,746    (a)403,159
                                                                  (b)115,067    (b)145,922    (b)168,273    (b)181,184

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.297     (a)$9.577     (a)$9.234    (a)$11.799
                                                                   (b)$8.240     (b)$9.488     (b)$9.125    (b)$11.631
 Ending AUV......................................................  (a)$9.577     (a)$9.234    (a)$11.799    (a)$11.829
                                                                   (b)$9.488     (b)$9.125    (b)$11.631    (b)$11.632
 Ending Number of AUs............................................ (a)149,240    (a)178,899    (a)144,160    (a)139,172
                                                                  (b)87,983     (b)104,436    (b)91,362     (b)86,195

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.150    (a)$11.779    (a)$15.702    (a)$15.463
                                                                  (b)$10.074    (b)$11.662    (b)$15.506    (b)$15.233
 Ending AUV...................................................... (a)$11.779    (a)$15.702    (a)$15.463    (a)$14.091
                                                                  (b)$11.662    (b)$15.506    (b)$15.233    (b)$13.846
 Ending Number of AUs............................................ (a)120,729    (a)105,964    (a)110,428    (a)116,879
                                                                  (b)68,452     (b)60,244     (b)60,940     (b)66,111

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/16      12/31/17      12/31/18
================================================================= ============= ============= =============
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.766    (a)$16.882    (a)$18.134
                                                                  (b)$15.494    (b)$16.018    (b)$16.710
 Ending AUV...................................................... (a)$16.882    (a)$18.134    (a)$17.377
                                                                  (b)$16.018    (b)$16.710    (b)$16.544
 Ending Number of AUs............................................ (a)751,197    (a)18,068     (a)40,252
                                                                  (b)1,213      (b)0          (b)240,506

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.829    (a)$12.653    (a)$13.448
                                                                  (b)$11.632    (b)$12.410    (b)$12.383
 Ending AUV...................................................... (a)$12.653    (a)$13.448    (a)$12.397
                                                                  (b)$12.410    (b)$12.383    (b)$11.794
 Ending Number of AUs............................................ (a)137,209    (a)81         (a)427
                                                                  (b)83,565     (b)0          (b)77,561

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$10.020
                                                                  (b)N/A        (b)N/A        (b)$10.001
 Ending AUV...................................................... (a)N/A        (a)$10.020     (a)$9.817
                                                                  (b)N/A        (b)$10.001     (b)$9.769
 Ending Number of AUs............................................ (a)N/A        (a)1,960      (a)11,856
                                                                  (b)N/A        (b)0          (b)15,133

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A         (a)$9.920
                                                                  (b)N/A        (b)N/A         (b)$9.902
 Ending AUV...................................................... (a)N/A         (a)$9.920     (a)$9.839
                                                                  (b)N/A         (b)$9.902     (b)$9.790
 Ending Number of AUs............................................ (a)N/A        (a)0          (a)27,806
                                                                  (b)N/A        (b)0          (b)6,732

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.091    (a)$18.159    (a)$20.096
                                                                  (b)$13.846    (b)$17.799    (b)$18.520
 Ending AUV...................................................... (a)$18.159    (a)$20.096    (a)$17.281
                                                                  (b)$17.799    (b)$18.520    (b)$16.444
 Ending Number of AUs............................................ (a)102,601    (a)441        (a)1,310
                                                                  (b)57,211     (b)0          (b)61,610

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A         (a)$9.347
                                                                  (b)N/A        (b)N/A         (b)$9.322
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)46,402
                                                                  (b)N/A        (b)N/A        (b)12,964

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A         (a)$9.160
                                                                  (b)N/A        (b)N/A         (b)$9.135
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)15,249
                                                                  (b)N/A        (b)N/A        (b)7,733

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A         (a)$8.958
                                                                  (b)N/A        (b)N/A         (b)$8.934
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)99,703
                                                                  (b)N/A        (b)N/A        (b)11,907

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10      12/31/11
================================================================= ============== ============= =============
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.942     (a)$12.131    (a)$12.695
                                                                  (b)$10.944     (b)$12.111    (b)$12.641
 Ending AUV...................................................... (a)$12.131     (a)$12.695    (a)$13.218
                                                                  (b)$12.111     (b)$12.641    (b)$13.130
 Ending Number of AUs............................................ (a)2,011       (a)20,018     (a)52,196
                                                                  (b)1,310       (b)6,623      (b)26,315

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION
PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.903      (a)$9.524    (a)$11.659
                                                                   (b)$7.902      (b)$9.504    (b)$11.606
 Ending AUV......................................................  (a)$9.524     (a)$11.659    (a)$11.208
                                                                   (b)$9.504     (b)$11.606    (b)$11.129
 Ending Number of AUs............................................ (a)2,508       (a)23,190     (a)96,374
                                                                  (b)1,450       (b)15,045     (b)56,848

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL         FISCAL
                                                                       YEAR          YEAR          YEAR           YEAR
                                                                      ENDED         ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/12      12/31/13      12/31/14       12/31/15
================================================================= ============= ============= ============= ================
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$13.218    (a)$13.520    (a)$12.841    (a)$12.601
                                                                  (b)$13.130    (b)$13.396    (b)$12.692    (b)$12.423
 Ending AUV...................................................... (a)$13.520    (a)$12.841    (a)$12.601    (a)$12.051
                                                                  (b)$13.396    (b)$12.692    (b)$12.423    (b)$11.851
 Ending Number of AUs............................................ (a)93,200     (a)146,014    (a)204,175    (a)249,224
                                                                  (b)45,281     (b)66,194     (b)77,523     (b)99,369

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) - SAST
Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.208    (a)$12.974    (a)$17.604    (a)$17.979
                                                                  (b)$11.129    (b)$12.850    (b)$17.392    (b)$17.719
 Ending AUV...................................................... (a)$12.974    (a)$17.604    (a)$17.979    (a)$17.586
                                                                  (b)$12.850    (b)$17.392    (b)$17.719    (b)$17.288
 Ending Number of AUs............................................ (a)111,867    (a)96,443     (a)95,022     (a)92,036
                                                                  (b)65,884     (b)56,527     (b)55,909     (b)55,164

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$11.021    (a)$11.776
                                                                  (b)N/A        (b)N/A        (b)$11.002    (b)$11.727
 Ending AUV...................................................... (a)N/A        (a)$11.021    (a)$11.776    (a)$11.360
                                                                  (b)N/A        (b)$11.002    (b)$11.727    (b)$11.284
 Ending Number of AUs............................................ (a)N/A        (a)137,337    (a)608,738    (a)2,888,634
                                                                  (b)N/A        (b)45,998     (b)168,801    (b)627,348

------------------------------------------------------------------



                                                                       FISCAL          FISCAL         FISCAL
                                                                        YEAR            YEAR           YEAR
                                                                        ENDED          ENDED          ENDED
VARIABLE PORTFOLIOS                                                   12/31/16        12/31/17       12/31/18
================================================================= ================ ============= ===============
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.051       (a)$12.021    (a)$12.941
                                                                  (b)$11.851       (b)$11.793    (b)$11.915
 Ending AUV...................................................... (a)$12.021       (a)$12.941    (a)$12.445
                                                                  (b)$11.793       (b)$11.915    (b)$11.850
 Ending Number of AUs............................................ (a)460,579       (a)17,731     (a)45,836
                                                                  (b)145,284       (b)0          (b)178,331

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION
PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)$10.299
                                                                  (b)N/A           (b)N/A        (b)$10.280
 Ending AUV...................................................... (a)N/A           (a)$10.299     (a)$9.312
                                                                  (b)N/A           (b)$10.280     (b)$9.266
 Ending Number of AUs............................................ (a)N/A           (a)0          (a)11,379
                                                                  (b)N/A           (b)0          (b)55,707

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)$11.006
                                                                  (b)N/A           (b)N/A        (b)$10.927
 Ending AUV...................................................... (a)N/A           (a)$11.006    (a)$10.349
                                                                  (b)N/A           (b)$10.927    (b)$10.270
 Ending Number of AUs............................................ (a)N/A           (a)7,235      (a)97,924
                                                                  (b)N/A           (b)0          (b)148,034

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)$11.309
                                                                  (b)N/A           (b)N/A        (b)$11.228
 Ending AUV...................................................... (a)N/A           (a)$11.309    (a)$10.422
                                                                  (b)N/A           (b)$11.228    (b)$10.343
 Ending Number of AUs............................................ (a)N/A           (a)233,771    (a)304,968
                                                                  (b)N/A           (b)0          (b)91,451

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)$11.478
                                                                  (b)N/A           (b)N/A        (b)$11.396
 Ending AUV...................................................... (a)N/A           (a)$11.478    (a)$10.473
                                                                  (b)N/A           (b)$11.396    (b)$10.394
 Ending Number of AUs............................................ (a)N/A           (a)79,691     (a)294,106
                                                                  (b)N/A           (b)0          (b)399,847

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)$10.348
                                                                  (b)N/A           (b)N/A        (b)$10.329
 Ending AUV...................................................... (a)N/A           (a)$10.348     (a)$8.770
                                                                  (b)N/A           (b)$10.329     (b)$8.727
 Ending Number of AUs............................................ (a)N/A           (a)0          (a)564
                                                                  (b)N/A           (b)0          (b)921

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.586       (a)$17.994    (a)$22.633
                                                                  (b)$17.288       (b)$17.645    (b)$20.869
 Ending AUV...................................................... (a)$17.994       (a)$22.633    (a)$21.251
                                                                  (b)$17.645       (b)$20.869    (b)$20.235
 Ending Number of AUs............................................ (a)107,154       (a)48         (a)129
                                                                  (b)55,463        (b)0          (b)41,236

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$11.360       (a)$12.318    (a)$13.468
                                                                  (b)$11.284       (b)$10.287    (b)$12.975
 Ending AUV...................................................... (a)$12.318       (a)$13.468    (a)$11.959
                                                                  (b)$10.287       (b)$12.975    (b)$11.691
 Ending Number of AUs............................................ (a)4,563,131     (a)184,004    (a)419,505
                                                                  (b)37,543        (b)0          (b)1,781,306

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                  INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/09       12/31/10      12/31/11
================================================================ ============== ============= =============
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$7.329      (a)$9.322    (a)$10.776
                                                                  (b)$7.329      (b)$9.303    (b)$10.727
 Ending AUV.....................................................  (a)$9.322     (a)$10.776    (a)$10.458
                                                                  (b)$9.303     (b)$10.727    (b)$10.384
 Ending Number of AUs........................................... (a)1,854       (a)8,499      (a)37,302
                                                                 (b)1,063       (b)7,433      (b)26,974

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.045      (a)$9.797    (a)$10.788
                                                                  (b)$8.042      (b)$9.774    (b)$10.736
 Ending AUV.....................................................  (a)$9.797     (a)$10.788    (a)$10.864
                                                                  (b)$9.774     (b)$10.736    (b)$10.784
 Ending Number of AUs........................................... (a)13          (a)13         (a)3,313
                                                                 (b)1,733       (b)2,768      (b)3,945

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.141     (a)$12.204    (a)$14.241
                                                                  (b)$8.140     (b)$12.179    (b)$14.177
 Ending AUV..................................................... (a)$12.204     (a)$14.241    (a)$10.364
                                                                 (b)$12.179     (b)$14.177    (b)$10.291
 Ending Number of AUs........................................... (a)130         (a)8,581      (a)40,222
                                                                 (b)1           (b)4,039      (b)14,133

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$6.524      (a)$8.224     (a)$9.027
                                                                  (b)$6.525      (b)$8.198     (b)$8.977
 Ending AUV.....................................................  (a)$8.224      (a)$9.027     (a)$9.630
                                                                  (b)$8.198      (b)$8.977     (b)$9.553
 Ending Number of AUs........................................... (a)15          (a)511        (a)53,162
                                                                 (b)0           (b)69         (b)30,771

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$6.552      (a)$8.645     (a)$9.733
                                                                  (b)$6.550      (b)$8.613     (b)$9.672
 Ending AUV.....................................................  (a)$8.645      (a)$9.733     (a)$8.588
                                                                  (b)$8.613      (b)$9.672     (b)$8.513
 Ending Number of AUs........................................... (a)16          (a)2,651      (a)10,168
                                                                 (b)0           (b)1,092      (b)4,743

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$11.461     (a)$12.237    (a)$12.813
                                                                 (b)$11.462     (b)$12.214    (b)$12.756
 Ending AUV..................................................... (a)$12.237     (a)$12.813    (a)$13.419
                                                                 (b)$12.214     (b)$12.756    (b)$13.327
 Ending Number of AUs........................................... (a)25,751      (a)114,728    (a)366,855
                                                                 (b)6,326       (b)51,862     (b)173,849

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$7.746      (a)$9.819    (a)$12.129
                                                                  (b)$7.743      (b)$9.794    (b)$12.067
 Ending AUV.....................................................  (a)$9.819     (a)$12.129    (a)$11.234
                                                                  (b)$9.794     (b)$12.067    (b)$11.149
 Ending Number of AUs........................................... (a)13          (a)7,722      (a)36,367
                                                                 (b)0           (b)4,809      (b)21,196

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/12      12/31/13      12/31/14      12/31/15
================================================================ ============= ============= ============= =============
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.458    (a)$11.455    (a)$15.194    (a)$16.640
                                                                 (b)$10.384    (b)$11.347    (b)$15.012    (b)$16.401
 Ending AUV..................................................... (a)$11.455    (a)$15.194    (a)$16.640    (a)$16.429
                                                                 (b)$11.347    (b)$15.012    (b)$16.401    (b)$16.151
 Ending Number of AUs........................................... (a)49,716     (a)47,422     (a)47,989     (a)47,844
                                                                 (b)33,935     (b)31,665     (b)31,084     (b)31,631

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.864    (a)$12.101    (a)$14.237    (a)$15.622
                                                                 (b)$10.784    (b)$11.982    (b)$14.062    (b)$15.392
 Ending AUV..................................................... (a)$12.101    (a)$14.237    (a)$15.622    (a)$15.386
                                                                 (b)$11.982    (b)$14.062    (b)$15.392    (b)$15.122
 Ending Number of AUs........................................... (a)32,850     (a)35,007     (a)43,315     (a)57,178
                                                                 (b)4,106      (b)6,678      (b)29,275     (b)26,218

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.364    (a)$12.118    (a)$11.528    (a)$10.682
                                                                 (b)$10.291    (b)$12.003    (b)$11.390    (b)$10.529
 Ending AUV..................................................... (a)$12.118    (a)$11.528    (a)$10.682     (a)$9.016
                                                                 (b)$12.003    (b)$11.390    (b)$10.529     (b)$8.864
 Ending Number of AUs........................................... (a)42,756     (a)52,907     (a)62,093     (a)68,433
                                                                 (b)18,674     (b)24,057     (b)25,075     (b)28,959

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$9.630    (a)$10.785    (a)$13.992    (a)$15.720
                                                                  (b)$9.553    (b)$10.671    (b)$13.810    (b)$15.478
 Ending AUV..................................................... (a)$10.785    (a)$13.992    (a)$15.720    (a)$15.142
                                                                 (b)$10.671    (b)$13.810    (b)$15.478    (b)$14.871
 Ending Number of AUs........................................... (a)117,074    (a)111,919    (a)110,054    (a)116,816
                                                                 (b)56,561     (b)55,766     (b)72,196     (b)82,909

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.588     (a)$9.884    (a)$12.282    (a)$12.600
                                                                  (b)$8.513     (b)$9.773    (b)$12.114    (b)$12.397
 Ending AUV.....................................................  (a)$9.884    (a)$12.282    (a)$12.600    (a)$12.254
                                                                  (b)$9.773    (b)$12.114    (b)$12.397    (b)$12.026
 Ending Number of AUs........................................... (a)11,743     (a)12,189     (a)15,667     (a)15,612
                                                                 (b)5,089      (b)3,823      (b)8,317      (b)8,115

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$13.419    (a)$14.174    (a)$13.455    (a)$13.886
                                                                 (b)$13.327    (b)$14.041    (b)$13.296    (b)$13.687
 Ending AUV..................................................... (a)$14.174    (a)$13.455    (a)$13.886    (a)$13.656
                                                                 (b)$14.041    (b)$13.296    (b)$13.687    (b)$13.427
 Ending Number of AUs........................................... (a)500,339    (a)659,087    (a)721,954    (a)731,937
                                                                 (b)247,424    (b)332,163    (b)339,617    (b)335,545

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$11.234    (a)$12.837    (a)$18.002    (a)$19.722
                                                                 (b)$11.149    (b)$12.708    (b)$17.776    (b)$19.427
 Ending AUV..................................................... (a)$12.837    (a)$18.002    (a)$19.722    (a)$19.998
                                                                 (b)$12.708    (b)$17.776    (b)$19.427    (b)$19.649
 Ending Number of AUs........................................... (a)45,591     (a)42,570     (a)47,302     (a)48,642
                                                                 (b)25,857     (b)22,397     (b)22,976     (b)23,856

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/16      12/31/17      12/31/18
================================================================ ============= ============= =============
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$16.429    (a)$15.942    (a)$20.890
                                                                 (b)$16.151    (b)$15.634    (b)$19.281
 Ending AUV..................................................... (a)$15.942    (a)$20.890    (a)$20.866
                                                                 (b)$15.634    (b)$19.281    (b)$19.883
 Ending Number of AUs........................................... (a)53,480     (a)0          (a)0
                                                                 (b)35,257     (b)0          (b)25,728

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$15.386    (a)$16.236    (a)$18.686
                                                                 (b)$15.122    (b)$15.917    (b)$17.225
 Ending AUV..................................................... (a)$16.236    (a)$18.686    (a)$17.000
                                                                 (b)$15.917    (b)$17.225    (b)$16.228
 Ending Number of AUs........................................... (a)46,866     (a)4,670      (a)9,856
                                                                 (b)27,507     (b)0          (b)76,895

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$9.016     (a)$9.828    (a)$14.087
                                                                  (b)$8.864     (b)$9.638    (b)$12.997
 Ending AUV.....................................................  (a)$9.828    (a)$14.087    (a)$11.200
                                                                  (b)$9.638    (b)$12.997    (b)$10.666
 Ending Number of AUs........................................... (a)75,511     (a)77         (a)479
                                                                 (b)30,957     (b)0          (b)30,958

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$15.142    (a)$17.228    (a)$20.678
                                                                 (b)$14.871    (b)$16.877    (b)$18.689
 Ending AUV..................................................... (a)$17.228    (a)$20.678    (a)$19.482
                                                                 (b)$16.877    (b)$18.689    (b)$18.400
 Ending Number of AUs........................................... (a)133,644    (a)0          (a)0
                                                                 (b)89,325     (b)0          (b)94,472

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$12.254    (a)$12.749    (a)$16.045
                                                                 (b)$12.026    (b)$12.481    (b)$14.717
 Ending AUV..................................................... (a)$12.749    (a)$16.045    (a)$14.067
                                                                 (b)$12.481    (b)$14.717    (b)$13.310
 Ending Number of AUs........................................... (a)16,321     (a)297        (a)1,261
                                                                 (b)8,093      (b)0          (b)7,918

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$13.656    (a)$13.900    (a)$14.660
                                                                 (b)$13.427    (b)$13.633    (b)$13.422
 Ending AUV..................................................... (a)$13.900    (a)$14.660    (a)$14.390
                                                                 (b)$13.633    (b)$13.422    (b)$13.608
 Ending Number of AUs........................................... (a)952,560    (a)14,243     (a)43,734
                                                                 (b)389,099    (b)0          (b)419,064

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$19.998    (a)$19.731    (a)$25.758
                                                                 (b)$19.649    (b)$19.339    (b)$23.709
 Ending AUV..................................................... (a)$19.731    (a)$25.758    (a)$24.158
                                                                 (b)$19.339    (b)$23.709    (b)$23.004
 Ending Number of AUs........................................... (a)58,710     (a)0          (a)0
                                                                 (b)28,773     (b)0          (b)27,291

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A         (a)$9.592
                                                                 (b)N/A        (b)N/A         (b)$9.566
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)0
                                                                 (b)N/A        (b)N/A        (b)5,938

-----------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/09      12/31/10      12/31/11
================================================================= ============== ============ =============
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$6.871       (a)$9.015    (a)$9.957
                                                                  (b)$6.870       (b)$8.996    (b)$9.912
 Ending AUV...................................................... (a)$9.015       (a)$9.957    (a)$9.390
                                                                  (b)$8.996       (b)$9.912    (b)$9.323
 Ending Number of AUs............................................ (a)10,626      (a)45,331    (a)161,832
                                                                  (b)4,947       (b)31,105    (b)84,186

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$7.571       (a)$9.632   (a)$10.670
                                                                  (b)$7.571       (b)$9.612   (b)$10.621
 Ending AUV...................................................... (a)$9.632      (a)$10.670    (a)$9.919
                                                                  (b)$9.612      (b)$10.621    (b)$9.849
 Ending Number of AUs............................................ (a)1,720       (a)16,662    (a)59,032
                                                                  (b)1,028       (b)9,189     (b)35,852

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$7.651       (a)$9.724   (a)$10.646
                                                                  (b)$7.649       (b)$9.702   (b)$10.595
 Ending AUV...................................................... (a)$9.724      (a)$10.646   (a)$10.282
                                                                  (b)$9.702      (b)$10.595   (b)$10.207
 Ending Number of AUs............................................ (a)4,160       (a)47,051    (a)167,366
                                                                  (b)2,440       (b)24,002    (b)84,625

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$8.244       (a)$9.757   (a)$10.571
                                                                  (b)$8.245       (b)$9.738   (b)$10.525
 Ending AUV...................................................... (a)$9.757      (a)$10.571   (a)$10.609
                                                                  (b)$9.738      (b)$10.525   (b)$10.536
 Ending Number of AUs............................................ (a)12          (a)9,987     (a)28,624
                                                                  (b)1,739       (b)5,350     (b)10,217

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/12      12/31/13      12/31/14      12/31/15
================================================================= ============= ============= ============= =============
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.390    (a)$10.421    (a)$13.717    (a)$14.416
                                                                   (b)$9.323    (b)$10.321    (b)$13.552    (b)$14.207
 Ending AUV...................................................... (a)$10.421    (a)$13.717    (a)$14.416    (a)$14.380
                                                                  (b)$10.321    (b)$13.552    (b)$14.207    (b)$14.137
 Ending Number of AUs............................................ (a)206,697    (a)194,334    (a)208,546    (a)199,496
                                                                  (b)106,964    (b)101,748    (b)104,276    (b)109,087

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.919    (a)$10.897    (a)$14.374    (a)$15.840
                                                                   (b)$9.849    (b)$10.793    (b)$14.202    (b)$15.611
 Ending AUV...................................................... (a)$10.897    (a)$14.374    (a)$15.840    (a)$16.281
                                                                  (b)$10.793    (b)$14.202    (b)$15.611    (b)$16.005
 Ending Number of AUs............................................ (a)69,660     (a)67,489     (a)64,907     (a)78,184
                                                                  (b)31,691     (b)27,614     (b)28,820     (b)28,945

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.282    (a)$12.063    (a)$15.657    (a)$17.093
                                                                  (b)$10.207    (b)$11.945    (b)$15.465    (b)$16.841
 Ending AUV...................................................... (a)$12.063    (a)$15.657    (a)$17.093    (a)$16.867
                                                                  (b)$11.945    (b)$15.465    (b)$16.841    (b)$16.577
 Ending Number of AUs............................................ (a)205,987    (a)192,843    (a)188,748    (a)188,093
                                                                  (b)103,033    (b)95,220     (b)91,651     (b)95,058

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.609    (a)$11.628    (a)$13.626    (a)$14.550
                                                                  (b)$10.536    (b)$11.519    (b)$13.464    (b)$14.341
 Ending AUV...................................................... (a)$11.628    (a)$13.626    (a)$14.550    (a)$14.260
                                                                  (b)$11.519    (b)$13.464    (b)$14.341    (b)$14.021
 Ending Number of AUs............................................ (a)38,719     (a)37,874     (a)39,033     (a)48,820
                                                                  (b)14,415     (b)14,059     (b)18,509     (b)28,929

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/16      12/31/17      12/31/18
================================================================= ============= ============= =============
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$10.491
                                                                  (b)N/A        (b)N/A        (b)$10.472
 Ending AUV...................................................... (a)N/A        (a)$10.491     (a)$9.854
                                                                  (b)N/A        (b)$10.472     (b)$9.805
 Ending Number of AUs............................................ (a)N/A        (a)0          (a)0
                                                                  (b)N/A        (b)0          (b)1,685

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A         (a)$9.300
                                                                  (b)N/A        (b)N/A         (b)$9.275
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)374
                                                                  (b)N/A        (b)N/A        (b)3,525

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.380    (a)$16.226    (a)$19.714
                                                                  (b)$14.137    (b)$15.912    (b)$18.192
 Ending AUV...................................................... (a)$16.226    (a)$19.714    (a)$17.761
                                                                  (b)$15.912    (b)$18.192    (b)$16.909
 Ending Number of AUs............................................ (a)205,957    (a)0          (a)0
                                                                  (b)108,280    (b)0          (b)99,094

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$19.714
                                                                  (b)N/A        (b)N/A        (b)$18.192
 Ending AUV...................................................... (a)N/A        (a)$19.714     (a)$9.561
                                                                  (b)N/A        (b)$18.192     (b)$9.514
 Ending Number of AUs............................................ (a)N/A        (a)0          (a)16,086
                                                                  (b)N/A        (b)0          (b)49,604

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.281    (a)$17.049    (a)$21.931
                                                                  (b)$16.005    (b)$16.719    (b)$20.111
 Ending AUV...................................................... (a)$17.049    (a)$21.931    (a)$20.490
                                                                  (b)$16.719    (b)$20.111    (b)$19.412
 Ending Number of AUs............................................ (a)97,528     (a)443        (a)1,362
                                                                  (b)31,632     (b)0          (b)29,168

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.867    (a)$18.042    (a)$22.369
                                                                  (b)$16.577    (b)$17.688    (b)$20.683
 Ending AUV...................................................... (a)$18.042    (a)$22.369    (a)$20.865
                                                                  (b)$17.688    (b)$20.683    (b)$19.920
 Ending Number of AUs............................................ (a)208,650    (a)0          (a)0
                                                                  (b)101,445    (b)0          (b)85,612

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.260    (a)$15.315    (a)$17.319
                                                                  (b)$14.021    (b)$15.021    (b)$15.958
 Ending AUV...................................................... (a)$15.315    (a)$17.319    (a)$16.094
                                                                  (b)$15.021    (b)$15.958    (b)$15.325
 Ending Number of AUs............................................ (a)63,525     (a)6,730      (a)9,548
                                                                  (b)41,801     (b)0          (b)72,142

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$10.285
                                                                  (b)N/A        (b)N/A        (b)$10.266
 Ending AUV...................................................... (a)N/A        (a)$10.285     (a)$9.108
                                                                  (b)N/A        (b)$10.266     (b)$9.063
 Ending Number of AUs............................................ (a)N/A        (a)2,034      (a)0
                                                                  (b)N/A        (b)0          (b)0

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/09      12/31/10      12/31/11
================================================================= ============== ============ =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.886      (a)$9.406   (a)$10.047
                                                                   (b)$6.887      (b)$9.384    (b)$9.999
 Ending AUV......................................................  (a)$9.406     (a)$10.047    (a)$8.448
                                                                   (b)$9.384      (b)$9.999    (b)$8.386
 Ending Number of AUs............................................ (a)15          (a)3,015     (a)8,893
                                                                  (b)0           (b)0         (b)1,128

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.794      (a)$8.476    (a)$9.777
                                                                   (b)$6.793      (b)$8.435    (b)$9.703
 Ending AUV......................................................  (a)$8.476      (a)$9.777    (a)$9.616
                                                                   (b)$8.435      (b)$9.703    (b)$9.520
 Ending Number of AUs............................................ (a)15          (a)15        (a)0
                                                                  (b)0           (b)0         (b)0

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.501     (a)$10.300   (a)$11.546
                                                                   (b)$8.503     (b)$10.261   (b)$11.472
 Ending AUV...................................................... (a)$10.300     (a)$11.546   (a)$11.474
                                                                  (b)$10.261     (b)$11.472   (b)$11.371
 Ending Number of AUs............................................ (a)12          (a)12        (a)48
                                                                  (b)1,650       (b)1,610     (b)3,988

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.581      (a)$9.718   (a)$10.965
                                                                   (b)$7.580      (b)$9.694   (b)$10.911
 Ending AUV......................................................  (a)$9.718     (a)$10.965   (a)$11.259
                                                                   (b)$9.694     (b)$10.911   (b)$11.174
 Ending Number of AUs............................................ (a)690         (a)14,276    (a)35,447
                                                                  (b)432         (b)2,699     (b)13,201

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$5.753      (a)$7.837    (a)$8.264
                                                                   (b)$5.751      (b)$7.807    (b)$8.211
 Ending AUV......................................................  (a)$7.837      (a)$8.264    (a)$7.015
                                                                   (b)$7.807      (b)$8.211    (b)$6.952
 Ending Number of AUs............................................ (a)18          (a)271       (a)1,166
                                                                  (b)0           (b)6,417     (b)11,894

------------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL         FISCAL
                                                                      YEAR          YEAR          YEAR           YEAR
                                                                      ENDED        ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                                 12/31/12      12/31/13      12/31/14       12/31/15
================================================================= ============ ============= ============= ================
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.448    (a)$9.761    (a)$11.594    (a)$10.450
                                                                   (b)$8.386    (b)$9.665    (b)$11.452    (b)$10.296
 Ending AUV......................................................  (a)$9.761   (a)$11.594    (a)$10.450    (a)$10.317
                                                                   (b)$9.665   (b)$11.452    (b)$10.296    (b)$10.140
 Ending Number of AUs............................................ (a)13,992    (a)17,080     (a)24,653     (a)27,074
                                                                  (b)5,611     (b)7,375      (b)11,063     (b)13,986

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.616   (a)$11.063    (a)$14.295    (a)$15.545
                                                                   (b)$9.520   (b)$10.925    (b)$14.082    (b)$15.275
 Ending AUV...................................................... (a)$11.063   (a)$14.295    (a)$15.545    (a)$15.765
                                                                  (b)$10.925   (b)$14.082    (b)$15.275    (b)$15.453
 Ending Number of AUs............................................ (a)430       (a)6,853      (a)11,201     (a)13,934
                                                                  (b)1,327     (b)3,479      (b)10,434     (b)12,895

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.474   (a)$12.647    (a)$14.681    (a)$15.533
                                                                  (b)$11.371   (b)$12.502    (b)$14.477    (b)$15.279
 Ending AUV...................................................... (a)$12.647   (a)$14.681    (a)$15.533    (a)$15.031
                                                                  (b)$12.502   (b)$14.477    (b)$15.279    (b)$14.748
 Ending Number of AUs............................................ (a)559       (a)538        (a)2,327      (a)15,529
                                                                  (b)7,142     (b)8,788      (b)10,117     (b)13,644

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)$10.834    (a)$11.360
                                                                  (b)N/A       (b)N/A        (b)$10.816    (b)$11.313
 Ending AUV...................................................... (a)N/A       (a)$10.834    (a)$11.360    (a)$10.784
                                                                  (b)N/A       (b)$10.816    (b)$11.313    (b)$10.713
 Ending Number of AUs............................................ (a)N/A       (a)117,827    (a)616,138    (a)2,334,274
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.259   (a)$12.968    (a)$13.779    (a)$13.682
                                                                  (b)$11.174   (b)$12.839    (b)$13.608    (b)$13.479
 Ending AUV...................................................... (a)$12.968   (a)$13.779    (a)$13.682    (a)$12.893
                                                                  (b)$12.839   (b)$13.608    (b)$13.479    (b)$12.670
 Ending Number of AUs............................................ (a)64,832    (a)74,190     (a)85,301     (a)94,734
                                                                  (b)26,170    (b)31,949     (b)32,754     (b)42,463

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.015    (a)$8.377    (a)$10.067     (a)$8.975
                                                                   (b)$6.952    (b)$8.282     (b)$9.927     (b)$8.828
 Ending AUV......................................................  (a)$8.377   (a)$10.067     (a)$8.975     (a)$8.695
                                                                   (b)$8.282    (b)$9.927     (b)$8.828     (b)$8.532
 Ending Number of AUs............................................ (a)909       (a)1,020      (a)8,812      (a)9,145
                                                                  (b)10,886    (b)10,591     (b)16,937     (b)17,997

------------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                       FISCAL          FISCAL         FISCAL
                                                                        YEAR            YEAR           YEAR
                                                                        ENDED          ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/16        12/31/17       12/31/18
================================================================= ================ ============= ================
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.317        (a)$9.960    (a)$12.552
                                                                  (b)$10.140        (b)$9.765    (b)$11.566
 Ending AUV......................................................  (a)$9.960       (a)$12.552    (a)$10.654
                                                                   (b)$9.765       (b)$11.566    (b)$10.138
 Ending Number of AUs............................................ (a)59,477        (a)0          (a)0
                                                                  (b)22,766        (b)0          (b)32,191

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.765       (a)$17.333    (a)$20.422
                                                                  (b)$15.453       (b)$16.947    (b)$18.578
 Ending AUV...................................................... (a)$17.333       (a)$20.422    (a)$18.548
                                                                  (b)$16.947       (b)$18.578    (b)$17.598
 Ending Number of AUs............................................ (a)35,231        (a)0          (a)0
                                                                  (b)19,053        (b)0          (b)21,334

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.031       (a)$16.395    (a)$18.799
                                                                  (b)$14.748       (b)$16.046    (b)$17.106
 Ending AUV...................................................... (a)$16.395       (a)$18.799    (a)$17.697
                                                                  (b)$16.046       (b)$17.106    (b)$16.810
 Ending Number of AUs............................................ (a)30,152        (a)0          (a)998
                                                                  (b)9,877         (b)0          (b)9,848

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$10.784       (a)$11.367    (a)$13.128
                                                                  (b)$10.713        (b)$9.727    (b)$12.648
 Ending AUV...................................................... (a)$11.367       (a)$13.128    (a)$12.047
                                                                   (b)$9.727       (b)$12.648    (b)$11.777
 Ending Number of AUs............................................ (a)4,694,303     (a)51,143     (a)160,377
                                                                  (b)N/A           (b)0          (b)1,084,587

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.893       (a)$15.012    (a)$16.632
                                                                  (b)$12.670       (b)$14.715    (b)$15.278
 Ending AUV...................................................... (a)$15.012       (a)$16.632    (a)$15.773
                                                                  (b)$14.715       (b)$15.278    (b)$14.981
 Ending Number of AUs............................................ (a)93,441        (a)1,154      (a)2,776
                                                                  (b)53,419        (b)0          (b)51,828

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A           (a)$10.242    (a)$12.189
                                                                  (b)N/A           (b)$10.242    (b)$12.067
 Ending AUV...................................................... (a)$10.242       (a)$12.189    (a)$10.993
                                                                  (b)$10.242       (b)$12.067    (b)$10.894
 Ending Number of AUs............................................ (a)2,425         (a)29,289     (a)85,748
                                                                  (b)2,425         (b)0          (b)51,590

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.695        (a)$8.691    (a)$10.888
                                                                   (b)$8.532        (b)$8.506    (b)$10.002
 Ending AUV......................................................  (a)$8.691       (a)$10.888     (a)$8.845
                                                                   (b)$8.506       (b)$10.002     (b)$8.416
 Ending Number of AUs............................................ (a)16,142        (a)595        (a)1,854
                                                                  (b)15,391        (b)0          (b)14,696

------------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)$10.844    (a)$12.142
                                                                  (b)N/A           (b)$10.804    (b)$11.955
 Ending AUV...................................................... (a)$10.844       (a)$12.142    (a)$10.920
                                                                  (b)$10.804       (b)$11.955    (b)$10.792
 Ending Number of AUs............................................ (a)2,159,352     (a)105,679    (a)178,339
                                                                  (b)6,248         (b)0          (b)685,474

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/09      12/31/10      12/31/11
================================================================= ============== ============ =============
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.116      (a)$9.408    (a)$9.558
                                                                   (b)$7.117      (b)$9.390    (b)$9.516
 Ending AUV......................................................  (a)$9.408      (a)$9.558    (a)$8.316
                                                                   (b)$9.390      (b)$9.516    (b)$8.259
 Ending Number of AUs............................................ (a)7,466       (a)80,826    (a)334,728
                                                                  (b)5,714       (b)50,838    (b)182,561

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.034     (a)$10.786   (a)$13.034
                                                                   (b)$8.025     (b)$10.754   (b)$12.962
 Ending AUV...................................................... (a)$10.786     (a)$13.034   (a)$11.929
                                                                  (b)$10.754     (b)$12.962   (b)$11.834
 Ending Number of AUs............................................ (a)2,149       (a)20,205    (a)86,558
                                                                  (b)1,281       (b)14,561    (b)45,019

------------------------------------------------------------------



                                                                       FISCAL            FISCAL            FISCAL
                                                                        YEAR              YEAR              YEAR
                                                                        ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/12          12/31/13          12/31/14
================================================================= ================ ================= =================
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.316        (a)$9.792        (a)$11.898
                                                                   (b)$8.259        (b)$9.701        (b)$11.757
 Ending AUV......................................................  (a)$9.792       (a)$11.898        (a)$10.925
                                                                   (b)$9.701       (b)$11.757        (b)$10.769
 Ending Number of AUs............................................ (a)381,069       (a)370,176        (a)413,143
                                                                  (b)210,225       (b)202,299        (b)223,393

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV...................................................  (a)$9.999       (a)$10.540        (a)$12.187
                                                                   (b)$9.999       (b)$10.516        (b)$12.129
 Ending AUV...................................................... (a)$10.540       (a)$12.187        (a)$12.550
                                                                  (b)$10.516       (b)$12.129        (b)$12.458
 Ending Number of AUs............................................ (a)3,430,969     (a)10,161,109     (a)19,798,493
                                                                  (b)1,737,331     (b)4,753,288      (b)7,191,559

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV...................................................  (a)$9.999       (a)$10.426        (a)$12.098
                                                                   (b)$9.999       (b)$10.415        (b)$12.055
 Ending AUV...................................................... (a)$10.426       (a)$12.098        (a)$12.456
                                                                  (b)$10.415       (b)$12.055        (b)$12.381
 Ending Number of AUs............................................ (a)237,739       (a)4,646,920      (a)12,903,833
                                                                  (b)161,296       (b)1,360,629      (b)3,480,818

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.929       (a)$14.552        (a)$19.461
                                                                  (b)$11.834       (b)$14.400        (b)$19.210
 Ending AUV...................................................... (a)$14.552       (a)$19.461        (a)$22.083
                                                                  (b)$14.400       (b)$19.210        (b)$21.744
 Ending Number of AUs............................................ (a)106,443       (a)104,933        (a)102,941
                                                                  (b)48,892        (b)43,884         (b)45,493

------------------------------------------------------------------



                                                                        FISCAL            FISCAL          FISCAL
                                                                         YEAR              YEAR            YEAR
                                                                        ENDED             ENDED           ENDED
VARIABLE PORTFOLIOS                                                    12/31/15          12/31/16        12/31/17
================================================================= ================= ================= =============
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)$10.157
                                                                  (b)N/A            (b)N/A            (b)$10.138
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)0
                                                                  (b)N/A            (b)N/A            (b)0

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)$10.292
                                                                  (b)N/A            (b)N/A            (b)$10.273
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)0
                                                                  (b)N/A            (b)N/A            (b)0

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)$10.588
                                                                  (b)N/A            (b)N/A            (b)$10.548
 Ending AUV...................................................... (a)N/A            (a)$10.588        (a)$12.465
                                                                  (b)N/A            (b)$10.548        (b)$12.273
 Ending Number of AUs............................................ (a)N/A            (a)3,390,246      (a)234,749
                                                                  (b)N/A            (b)3,239          (b)0

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.925        (a)$10.258        (a)$10.243
                                                                  (b)$10.769        (b)$10.086        (b)$10.046
 Ending AUV...................................................... (a)$10.258        (a)$10.243        (a)$12.574
                                                                  (b)$10.086        (b)$10.046        (b)$11.584
 Ending Number of AUs............................................ (a)424,540        (a)454,813        (a)259
                                                                  (b)229,197        (b)239,057        (b)0

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$12.550        (a)$11.749        (a)$12.121
                                                                  (b)$12.458        (b)$11.634         (b)$9.350
 Ending AUV...................................................... (a)$11.749        (a)$12.121        (a)$14.480
                                                                  (b)$11.634         (b)$9.350        (b)$13.701
 Ending Number of AUs............................................ (a)28,739,140     (a)30,738,285     (a)186,776
                                                                  (b)9,597,631      (b)5,499          (b)0

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$12.456        (a)$11.629        (a)$12.070
                                                                  (b)$12.381        (b)$11.530        (b)$11.938
 Ending AUV...................................................... (a)$11.629        (a)$12.070        (a)$14.220
                                                                  (b)$11.530        (b)$11.938        (b)$13.549
 Ending Number of AUs............................................ (a)20,141,779     (a)20,818,730     (a)229,431
                                                                  (b)4,919,044      (b)5,149,976      (b)0

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)$10.395
                                                                  (b)N/A            (b)N/A            (b)$10.376
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)3,954
                                                                  (b)N/A            (b)N/A            (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$22.083        (a)$23.642        (a)$23.741
                                                                  (b)$21.744        (b)$23.220        (b)$22.535
 Ending AUV...................................................... (a)$23.642        (a)$23.741        (a)$31.763
                                                                  (b)$23.220        (b)$22.535        (b)$29.273
 Ending Number of AUs............................................ (a)112,079        (a)125,052        (a)0
                                                                  (b)54,171         (b)862            (b)0

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.157
                                                                  (b)$10.138
 Ending AUV......................................................  (a)$8.847
                                                                   (b)$8.803
 Ending Number of AUs............................................ (a)0
                                                                  (b)790

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.292
                                                                  (b)$10.273
 Ending AUV......................................................  (a)$9.590
                                                                   (b)$9.543
 Ending Number of AUs............................................ (a)144,936
                                                                  (b)78,630

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$12.465
                                                                  (b)$12.273
 Ending AUV...................................................... (a)$11.446
                                                                  (b)$11.313
 Ending Number of AUs............................................ (a)566,930
                                                                  (b)1,375,884

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.574
                                                                  (b)$11.584
 Ending AUV...................................................... (a)$10.396
                                                                   (b)$9.894
 Ending Number of AUs............................................ (a)1,040
                                                                  (b)209,665

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$14.480
                                                                  (b)$13.701
 Ending AUV...................................................... (a)$13.337
                                                                  (b)$12.971
 Ending Number of AUs............................................ (a)397,736
                                                                  (b)9,986,161

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$14.220
                                                                  (b)$13.549
 Ending AUV...................................................... (a)$13.046
                                                                  (b)$12.713
 Ending Number of AUs............................................ (a)407,304
                                                                  (b)4,860,628

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.395
                                                                  (b)$10.376
 Ending AUV......................................................  (a)$9.512
                                                                   (b)$9.465
 Ending Number of AUs............................................ (a)258,427
                                                                  (b)553,428

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$31.763
                                                                  (b)$29.273
 Ending AUV...................................................... (a)$31.087
                                                                  (b)$29.569
 Ending Number of AUs............................................ (a)0
                                                                  (b)46,264

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-19

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10      12/31/11
================================================================= ============== ============= =============
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.882     (a)$11.134    (a)$11.510
                                                                  (b)$10.887     (b)$11.116    (b)$11.462
 Ending AUV...................................................... (a)$11.134     (a)$11.510    (a)$12.136
                                                                  (b)$11.116     (b)$11.462    (b)$12.056
 Ending Number of AUs............................................ (a)6,134       (a)46,535     (a)143,516
                                                                  (b)3,771       (b)21,729     (b)66,518

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$11.305    (a)$11.425
                                                                  (b)N/A         (b)$11.304    (b)$11.399
 Ending AUV...................................................... (a)N/A         (a)$11.425    (a)$11.955
                                                                  (b)N/A         (b)$11.399    (b)$11.898
 Ending Number of AUs............................................ (a)N/A         (a)66,712     (a)214,281
                                                                  (b)N/A         (b)27,059     (b)93,052

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$5.307      (a)$7.064     (a)$8.428
                                                                   (b)$5.304      (b)$7.033     (b)$8.369
 Ending AUV......................................................  (a)$7.064      (a)$8.428     (a)$8.134
                                                                   (b)$7.033      (b)$8.369     (b)$8.057
 Ending Number of AUs............................................ (a)19          (a)2,261      (a)8,758
                                                                  (b)0           (b)695        (b)4,569

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/12      12/31/13      12/31/14      12/31/15
================================================================= ============= ============= ============= =============
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.136    (a)$12.403    (a)$11.957    (a)$12.382
                                                                  (b)$12.056    (b)$12.290    (b)$11.819    (b)$12.208
 Ending AUV...................................................... (a)$12.403    (a)$11.957    (a)$12.382    (a)$12.258
                                                                  (b)$12.290    (b)$11.819    (b)$12.208    (b)$12.055
 Ending Number of AUs............................................ (a)209,453    (a)287,242    (a)330,543    (a)409,878
                                                                  (b)105,949    (b)144,548    (b)151,977    (b)166,161

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.955    (a)$12.248    (a)$11.456    (a)$11.493
                                                                  (b)$11.898    (b)$12.159    (b)$11.345    (b)$11.353
 Ending AUV...................................................... (a)$12.248    (a)$11.456    (a)$11.493    (a)$11.191
                                                                  (b)$12.159    (b)$11.345    (b)$11.353    (b)$11.027
 Ending Number of AUs............................................ (a)296,057    (a)376,332    (a)436,487    (a)487,477
                                                                  (b)135,401    (b)179,700    (b)186,612    (b)198,792

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.134     (a)$9.308    (a)$13.101    (a)$12.970
                                                                   (b)$8.057     (b)$9.197    (b)$12.912    (b)$12.752
 Ending AUV......................................................  (a)$9.308    (a)$13.101    (a)$12.970    (a)$12.620
                                                                   (b)$9.197    (b)$12.912    (b)$12.752    (b)$12.376
 Ending Number of AUs............................................ (a)8,982      (a)8,003      (a)7,854      (a)8,603
                                                                  (b)7,199      (b)7,150      (b)10,449     (b)9,453

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/16      12/31/17      12/31/18
================================================================= ============= ============= =============
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.258    (a)$12.247    (a)$12.713
                                                                  (b)$12.055    (b)$11.620    (b)$11.710
 Ending AUV...................................................... (a)$12.247    (a)$12.713    (a)$12.541
                                                                  (b)$11.620    (b)$11.710    (b)$11.942
 Ending Number of AUs............................................ (a)670,419    (a)5,590      (a)14,185
                                                                  (b)1,672      (b)0          (b)222,016

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.191    (a)$11.455    (a)$11.842
                                                                  (b)$11.027    (b)$11.259    (b)$10.727
 Ending AUV...................................................... (a)$11.455    (a)$11.842    (a)$11.682
                                                                  (b)$11.259    (b)$10.727    (b)$11.103
 Ending Number of AUs............................................ (a)581,276    (a)15,625     (a)36,161
                                                                  (b)205,624    (b)0          (b)233,925

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)$9.848    (a)$11.379
                                                                  (b)N/A         (b)$9.848    (b)$11.265
 Ending AUV......................................................  (a)$9.848    (a)$11.379    (a)$10.370
                                                                   (b)$9.848    (b)$11.265    (b)$10.276
 Ending Number of AUs............................................ (a)694        (a)14,415     (a)27,213
                                                                  (b)694        (b)0          (b)55,735

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.620    (a)$13.343    (a)$17.527
                                                                  (b)$12.376    (b)$13.052    (b)$16.029
 Ending AUV...................................................... (a)$13.343    (a)$17.527    (a)$16.108
                                                                  (b)$13.052    (b)$16.029    (b)$15.208
 Ending Number of AUs............................................ (a)11,123     (a)0          (a)0
                                                                  (b)6,606      (b)0          (b)5,975

------------------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-20

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.


CONTRACT VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.

The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


RETURN OF PURCHASE PAYMENT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


A. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.


                                      B-1



          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


B. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS

                       AND POLARIS INCOME PLUS DAILY FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Plus and Polaris Income Plus Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

POLARIS INCOME PLUS FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.00%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%

* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).

POLARIS INCOME PLUS DAILY FEE


                                                                   MAXIMUM
                                                                  ANNUALIZED
                                                                   FEE RATE
                                                                 DECREASED OR
                                                                   INCREASE
                           INITIAL      MAXIMUM      MINIMUM         EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE       QUARTER*
 Once Covered Person       1.15%        2.50%        0.60%       (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%       (+or-)0.40%

* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Quarterly Average (Daily VIX(2))"). In general, as the Quarterly Average (Daily VIX(2)) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

The example below will assume the election of Polaris Income Plus for one Covered Person with the Initial Annual Fee Rate of 1.00%. THE STEPS OF CALCULATIONS OF THE FEE RATES ARE THE SAME FOR ALL FEATURES, EXCEPT THE INITIAL ANNUAL FEE RATES. Please see the tables above for the Initial Annual Fee Rate per feature and number of Covered Person(s).


EXAMPLE

ASSUMPTIONS:

     o     POLARIS INCOME PLUS FOR ONE COVERED PERSON WAS ELECTED

     o THE QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:


              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY       FORMULA       ANNUAL      QUARTERLY
  QUARTER      VIX(2))       VALUE*      FEE RATE     FEE RATE**
     1st       525.71         N/A         1.00%        0.2500%
     2nd       412.12         N/A         1.00%        0.2500%
     3rd       770.25         N/A         1.00%        0.2500%
     4th       573.97         N/A         1.00%        0.2500%
     5th       204.42        0.81%        0.81%        0.2025%

* The Calculated Formula Value equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase or decrease to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarter Fee Rates are calculated as follows:

IN THE 5TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) IS 204.42. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.00% + {0.05% x [204.42/33 - 10]}

1.00% + [0.05% x (-3.81)]

1.00% + (-0.19%) = 0.81% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.00% - 0.81% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.00%).

0.81% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.81%


                                      C-1



The Quarterly Fee Rate is 0.2025% (or 0.81% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:


              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY       FORMULA       ANNUAL      QUARTERLY
  QUARTER      VIX(2))       VALUE       FEE RATE     FEE RATE
     6th       351.93        1.03%        1.03%       0.2575%
     7th       307.03        0.97%        0.97%       0.2425%
     8th       602.30        1.41%        1.37%       0.3425%
     9th       698.25        1.56%        1.56%       0.3900%
    10th       323.74        0.99%        1.16%       0.2900%
    11th       398.72        1.10%        1.10%       0.2750%
    12th       261.37        0.90%        0.90%       0.2250%
    13th       281.15        0.93%        0.93%       0.2325%
    14th       151.32        0.73%        0.73%       0.1825%
    15th       52.63         0.58%        0.60%       0.1500%
    16th       207.38        0.81%        0.81%       0.2025%

The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:

IN THE 8TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO
602.30. WE CALCULATE THE ANNUAL FEE RATE IN THE 8TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.00% + {0.05% x [602.30/33 - 10]}

1.00% + [0.05% x (8.25)]

1.00% + 0.41% = 1.41% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.41% - 0.97% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 0.97%.

The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.37% (0.97% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3425% (or 1.37% divided by 4).

IN THE 10TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) DECREASES TO
323.74. WE CALCULATE THE ANNUAL FEE RATE IN THE 10TH BENEFIT QUARTER AS
FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.00% + {0.05% x [323.74/33 - 10]}

1.00% + [0.05% x (-0.19)]

1.00% + (-0.01%) = 0.99% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.56% - 0.99% = 0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.56%.

The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.16% (1.56% - 0.40%).

Therefore, the Quarterly Fee Rate is 0.2900% (or 1.16% divided by 4).

IN THE 15TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) DECREASES TO
52.63. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.00% + {0.05% x [52.63/33 - 10]}

1.00% + [0.05% x (-8.41)]

1.00% + (-0.42%) = 0.58% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate is 0.58% is lower than the Minimum Annual Fee Rate (0.60%).

The Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

Therefore, the Quarterly Fee Rate is 0.1500% (or 0.60% divided by 4).

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX(2)). If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

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                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
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THE FOLLOWING EXAMPLES DEMONSTRATE HOW INCREASES TO THE INCOME BASE AND WITHDRAWALS TAKEN FROM THE CONTRACT AFFECT THE VALUES OF THE CURRENTLY OFFERED LIVING BENEFITS - POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY . The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

Examples 1 through 5 below assume election of Polaris Income Plus Income Option 1 (one Covered Person). Examples 6 through 10 below assume election of Polaris Income Plus Daily Income Option 1 (one Covered Person).



EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.5%



                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,500


     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.5% = $6,500


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000.

     o     No withdrawals taken in the first 3 contract years.


                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,500
            Year 1         $150,000   $245,000        --       $250,000    $250,000       --      $16,250
      1st Anniversary         --      $270,000   $270,000      $270,000    $270,000    $15,000    $17,550
      2nd Anniversary         --      $287,000   $287,000      $287,000    $287,000    $16,200    $18,655
      3rd Anniversary         --      $310,000   $310,000      $310,000    $310,000    $17,220    $20,150

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $16,250 ($250,000 x 6.50%).


                                      D-1

The values of the feature are impacted by attaining the Highest Anniversary Values as follows:

     o The Income Base and Income Credit Base are increased to the Highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.

           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $17,550 ($270,000 x 6.50%).

           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $18,655 ($287,000 x 6.50%).

           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $20,150 ($310,000 x 6.50%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.


                                                                                                MAXIMUM
                                    ASSUMED                               INCOME                 ANNUAL
                      WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
    VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
   3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $20,150
       Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $20,150
   4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $20,352
       Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $20,352
   5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $20,553

     o     In year 4, $15,500 was withdrawn ($310,000 x 5%).

     o     In year 5, $15,655 was withdrawn ($313,100 x 5%).

The values of the feature are impacted by withdrawals taken as follows:

     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA").

           o In year 4, $15,500 was withdrawn and is less than MAWA of $20,150.

           o In year 5, $15,655 was withdrawn and is less than MAWA of $20,352.

     o The Income Credit Percentage used to determine the amounts of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage).

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the Highest Anniversary Value (as shown in Example 2 above).


                                      D-2

EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                                              MAXIMUM
                                    ASSUMED                               INCOME               ANNUAL
                      WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
    VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
   5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $20,553
       Year 6        $25,296      $280,000        --       $310,928    $304,831      --     $20,210
   6th Anniversary       --       $290,000   $290,000      $310,928    $304,831    $    0   $20,210
       Year 7        $24,874      $260,000        --       $305,553    $299,561      --     $19,861
   7th Anniversary       --       $230,000   $230,000      $305,553    $299,561    $    0   $19,861

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o In year 6, the reduction proportion is 1.6674% ([$25,296 - $20,553] / [$305,000 - $20,553]); the reduced Income Base is
              $310,928 ($316,200 x [1 - 1.6674%]); and the reduced Income
              Credit Base is $304,831 ($310,000 x [1 - 1.6674%]).

           o In year 7, the reduction proportion is 1.7287% ([$24,874 - $20,210] / [$290,000 - $20,210]); the reduced Income Base is
              $305,553 ($310,928 x [1 - 1.7287%]); and the reduced Income
              Credit Base is $299,561 ($304,831 x [1 - 1.7287%]).

     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     o     No withdrawals taken after the seventh contract year.


                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $305,553    $299,561    $     0    $19,861          --
    8th Anniversary   $150,000   $150,000      $323,526    $299,561    $17,974    $21,029          --
    9th Anniversary   $100,000   $100,000      $341,500    $299,561    $17,974    $22,198          --
   10th Anniversary   $ 50,000   $ 50,000      $359,474    $299,561    $17,974    $23,366          --
       Year 11        $      0   $      0      $359,474    $299,561       --      $23,366          --
   11th Anniversary   $      0   $      0      $359,474    $299,561       --          --       $14,379

     o The Protected Income Payment of $14,379 ($359,474 x 4%) will be paid for the lifetime of the Covered Person.

Examples 6-10 assume election of Polaris Income Plus Daily Option 1 (one Covered Person).


EXAMPLE 6: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

                                      D-3

     o     Maximum Annual Withdrawal Percentage = 6.5%


                                                                           MAXIMUM
                            PURCHASE               MINIMUM                  ANNUAL
                            PAYMENTS   CONTRACT     INCOME      INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,500

     o     Minimum Income Base = Income Base = Initial Purchase Payment =
           $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.5% = $6,500


EXAMPLE 7: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT CONTRACT ANNIVERSARIES

The values shown below are based on the assumptions stated in Example 6 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o     No withdrawals taken in the first 3 contract years


                                                                                       MAXIMUM
                            PURCHASE    ASSUMED                MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE      VALUE        BASE        BASE       AMOUNT
  Benefit Effective Date   $100,000   $100,000      --       $100,000    $100,000    $ 6,500
      Year 1 - Day 25         --      $102,000   $102,000    $100,000    $102,000    $ 6,630
      Year 1 - Day 105        --      $105,000   $105,000    $100,000    $105,000    $ 6,825
      Year 1 - Day 200     $150,000   $252,000   $252,000    $250,000    $255,000    $16,575
      Year 1 - Day 300        --      $260,000   $260,000    $250,000    $260,000    $16,900
      1st Anniversary         --      $261,000   $261,000    $262,500    $262,500    $17,063
      Year 2 - Day 180        --      $275,000   $275,000    $262,500    $275,000    $17,875
      Year 2 - Day 250        --      $280,000   $280,000    $262,500    $280,000    $18,200
      2nd Anniversary         --      $279,000      --       $275,000    $280,000    $18,200
      Year 3 - Day 45         --      $290,000   $290,000    $275,000    $290,000    $18,850
      Year 3 - Day 275        --      $300,000   $300,000    $275,000    $300,000    $19,500
      3rd Anniversary         --      $310,000   $310,000    $287,500    $310,000    $20,150

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

  The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at contract anniversaries when no withdrawals have been taken as follows:

     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base.

           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,630 ($102,000 x 6.50%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,825 ($105,000 x 6.50%).

     o The Income Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1 - day 200, the Minimum Income Base was increased to $250,000 ($100,000 + $150,000), the Income Base was increased to
              $255,000 ($105,000 + $150,000 subsequent Purchase Payment) and the MAWA was increased to $16,575 ($255,000 x 6.50%).

     o While no withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base. At contract anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.


                                      D-4

           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $260,000 (Contract Value $260,000 is greater than the current Income Base $255,000) and the MAWA was increased to $16,900 ($260,000 x 6.50%).

           o On the first contract anniversary, the Income Base was increased to the Minimum Income Base of $262,500 ($250,000 x 105%, Minimum Income Base $262,500 is greater than both Step-Up Value $261,000 and current Income Base $260,000) and the MAWA was increased to $17,063 ($262,500 x 6.50%).

           o In year 2 - day 180, the Income Base was increased to the Step-up Value of $275,000 (Contract Value $275,000 is greater than the current Income Base $262,500) and the MAWA was increased to $17,875 ($275,000 x 6.50%).

           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $275,000) and the MAWA was increased to $18,200 ($280,000 x 6.50%).

           o On the second contract anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $275,000 ($250,000 x 110%)) and the MAWA also remained unchanged at $18,200.

           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $18,850 ($290,000 x 6.50%).

           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 is greater the current Income Base $290,000) and the MAWA was increased to $19,500 ($300,000 x 6.50%).

           o On the third contract anniversary, the Income Base was increased to the Step-up Value of $310,000 (Contract Value $310,000 is greater than both current Income Base $300,000 and Minimum Income Base $287,500 ($250,000 x 115%) and the MAWA was increased to $20,150 ($310,000 x 6.50%).


EXAMPLE 8: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 6 and 7 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the fourth and fifth contract years.


                                                                                    MAXIMUM
                        ASSUMED                             MINIMUM                  ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE        BASE       AMOUNT
    3rd Anniversary   $310,000       --       $310,000    $287,500    $310,000    $20,150
    Year 4 - Day 65   $315,000       --       $315,000    $287,500    $315,000    $20,475
    Year 4 - Day 92   $312,000   $10,000         --          --       $315,000    $20,475
   Year 4 - Day 350   $320,000       --       $320,000       --       $315,000    $20,475
    4th Anniversary   $311,000       --          --          --       $320,000    $20,800
    Year 5 - Day 75   $325,000       --       $325,000       --       $320,000    $20,800
    Year 5 - Day 80   $322,000   $20,800         --          --       $320,000    $20,800
    5th Anniversary   $317,000       --          --          --       $325,000    $21,125
   Year 6 - Day 155   $330,000       --       $330,000       --       $325,000    $21,125
    6th Anniversary   $329,000       --          --          --       $330,000    $21,450

     o     In year 4, $10,000, an amount less than MAWA was withdrawn.

     o     In year 5, $20,800, an amount equal to MAWA was withdrawn.

The values of the feature are impacted prior to and after the withdrawals are taken as follows:

     o Prior to any withdrawals, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $20,475 ($315,000 x 6.50%).


                                      D-5

           o In year 4 - day 92, $10,000 was withdrawn and is less than the MAWA of $20,475. The Income Base ($315,000) and the MAWA ($20,475) remained unchanged.

     o After the first withdrawal has been taken, The Minimum Income Base is no longer available, and the Income Base is not increased until the next anniversary date, looking back at the Step-up Values after the first withdrawal.

           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.

           o On the 4th anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the withdrawal and the 4th anniversary date, and the MAWA was increased to $20,800 ($320,000 x 6.50%).

     o Past the first anniversary date after the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values in the immediately preceding contract year.

           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($20,800) remained unchanged.

           o In year 5 - day 80, $20,800 was withdrawn and is equal to the MAWA of $20,800. The Income Base ($320,000) and the MAWA ($20,800) remained unchanged.

           o On the 5th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $21,125 ($325,000 x 6.50%).

           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($21,125) remained unchanged.

           o On the 6th anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $21,450 ($330,000 x 6.50%).


EXAMPLE 9: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in the Examples 6, 7 and 8 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the sixth and seventh contract years.


                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000       --          --       $330,000    $21,450
    Year 7 - Day 37   $321,000   $26,400         --       $324,547    $21,096
   Year 7 - Day 362   $325,000       --       $325,000    $324,547    $21,096
    7th Anniversary   $317,000       --          --       $325,000    $21,125
    Year 8 - Day 46   $307,000   $26,000         --       $319,458    $20,765
    8th Anniversary   $270,000       --          --       $319,458    $20,765

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o  In year 7 - day 37, the reduction proportion is 1.6525% ([$26,400
              - $21,450] / [$321,000 - $21,450]); the reduced Income Base is
              $324,547 ($330,000 x [1 - 1.6525%]) and the reduced MAWA is
              $21,096 ($324,547 x 6.50%).

           o In year 7 - day 362, there was a Step-up Value of $325,000, but the Income Base ($324,547) and the MAWA ($21,096) remained unchanged.

           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred after the excess withdrawal, and the MAWA was increased to $21,125 ($325,000 x 6.50%).

           o  In year 8 - day 46, the reduction proportion is 1.7053% ([$26,000
              - $21,125] / [$307,000 - $21,125]); the reduced Income Base is
              $319,458 ($325,000 x [1 - 1.7053%]); and the reduced MAWA is
              $20,765 ($319,458 x 6.50%).


                                      D-6

EXAMPLE 10: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 6, 7, 8 and 9 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o     MAWA withdrawals were taken every year.

     o     There were no Step-up Values after the 8th anniversary date.


                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
     VALUE AS OF         VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000       --          --     $319,458    $20,765          --
    9th Anniversary   $150,000   $20,765         --     $319,458    $20,765          --
   10th Anniversary   $100,000   $20,765         --     $319,458    $20,765          --
   11th Anniversary   $ 50,000   $20,765         --     $319,458    $20,765          --
   Year 12 - Day 81   $      0   $20,765         --     $319,458    $20,765          --
   12th Anniversary   $      0   $     0         --     $319,458        --       $12,778

     o The Protected Income Payment of $12,630 ($319,458x 4%) will be paid for the lifetime of the Covered Person.

                                      D-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




      PROSPECTUS PROVISION                           AVAILABILITY OR VARIATION                          ISSUE STATE
Administration Charge            Contract Maintenance Fee is $30.                                  New Mexico
Administration Charge            Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Annuity Date                     You may switch to the Income Phase any time after your first      Florida
                                   contract anniversary.
Annuity Date                     You may begin the Income Phase any time 13 or more months after   New York
                                   contract issue.
Cancellation of Living Benefit   Amounts allocated to the Secure Value Account will be             Washington
                                   automatically transferred to the Goldman
                                 Sachs VIT Government Money Market Fund or similar money market portfolio.
Free Look                        If you are age 65 or older on the contract issue date, the Free   Arizona
                                   Look period is 30 days.
Free Look                        If you are age 60 or older on the contract issue date, the Free   California
                                   Look period is 30 days. If you invest in
                                 the Fixed Account, the Free Look amount is calculated as the
                                   Purchase Payments paid. If you invest
                                 in Variable Portfolio(s), the Free Look amount is calculated as the greater of (1) Purchase Payments
                                 or (2) the value of your contract plus any fees paid on the day we received your request in Good
                                 Order at the Annuity Service Center.
Free Look                        The Free Look period is 21 days and the amount is calculated as   Florida
                                   the value of your contract plus fees
                                 and charges on the day we receive your request in Good Order at the Annuity Service Center.
Free Look                        The Free Look period is 20 days.                                  Idaho
                                                                                                   North Dakota
                                                                                                   Rhode Island
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the value of your contract  Michigan plus fees and charges on the day
                                 we received your request in Good Order at the Annuity Service     Minnesota
                                   Center.                                                         Missouri
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the greater of (1)          Arkansas
                                   Purchase Payments including fees and
                                 charges or (2) the value of your contract on the day we receive   New York
                                   your request in Good Order at the
                                 Annuity Service Center.
Joint Ownership                  Benefits and Features to be made available to Domestic Partners.  California
                                                                                                   District of Columbia
                                                                                                   Maine
                                                                                                   Nevada
                                                                                                   Oregon
                                                                                                   Washington
                                                                                                   Wisconsin
Joint Ownership                  Benefits and Features to be made available to Civil Union         California
                                   Partners.                                                       Colorado
                                                                                                   Hawaii
                                                                                                   Illinois
                                                                                                   New Jersey
                                                                                                   Rhode Island
Minimum Contract Value           The minimum remaining contract value after a partial withdrawal   New York
                                   must be $2,000.                                                 Texas
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts.           California
                                                                                                   Connecticut
                                                                                                   Massachusetts
                                                                                                   Missouri
                                                                                                   Pennsylvania
Polaris Income Plus Daily        Charge will be deducted pro-rata from Variable Portfolios only.   Hawaii
                                                                                                   Missouri
                                                                                                   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Polaris Income Plus              Charge will be deducted pro-rata from Variable Portfolios only.   Missouri
                                                                                                   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Premium Tax                      We deduct premium tax charges of 0.50% for Qualified contracts    California
                                   and 2.35% for Non-Qualified
                                 contracts based on contract value when you begin the Income
                                   Phase.
Premium Tax                      We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                                   contracts based on total Purchase
                                 Payments when you begin the Income Phase.


                                      E-1


 PROSPECTUS PROVISION                      AVAILABILITY OR VARIATION                       ISSUE STATE
Premium Tax            We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                         contracts based on contract value when
                       you begin the Income Phase.
Premium Tax            For the first $500,000 in the contract, we deduct premium tax     South Dakota
                         charges of 1.25% for Non-Qualified
                       contracts based on total Purchase Payments when you begin the
                         Income Phase. For any amount in
                       excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for
                       Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                         and 1.0% for Non-Qualified contracts
                       based on contract value when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                         contracts based on total Purchase
                       Payments when you begin the Income Phase.
Transfer Privilege     Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                         Texas


                                      E-2



         Please forward a copy (without charge) of the Polaris Platinum III Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                          [POLARIS PLATINUM III LOGO]
                                   PROSPECTUS


                                  MAY 1, 2019

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2019. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SEC, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CONTACTING (855) 421-2692 OR VISITING WWW.AIG.COM/ANNUITIES/ GETMYPRINTEDREPORTS AND PROVIDING THE 12-DIGIT OPT-IN ID LOCATED ABOVE YOUR MAILING ADDRESS. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


IMPORTANT INFORMATION ABOUT LIVING BENEFITS: If you elect a Living Benefit, you must allocate your money according to applicable investment requirements, which may limit your ability to grow contract value. If you do not plan on taking withdrawals or you take Excess Withdrawals that could result in your contract value and Income Base reducing to zero, then electing the Living Benefit may not be appropriate for you because you are paying fees for a Living Benefit you may not use.

If you elect Polaris Income Plus, there is an incentive if you wait 12 years before taking any withdrawals. The longer you wait before taking any withdrawals, the less time you will have to benefit from the guarantees of the Living Benefit due to decreasing life expectancy. Therefore, there is a likelihood that you will have paid for a benefit that does not result in maximizing payments under the benefit.

If you elect a Living Benefit, any Excess Withdrawal that reduces the contract value to zero, will terminate the contract including its optional Living Benefit features.

If you elect a Living Benefit, not all Underlying Funds are available as investment options. Please see "Are there investment requirements if I elect a living benefit?" under OPTIONAL LIVING BENEFITS for details. If you purchased your contract prior to May 1, 2019, please see Appendix F for applicable terms to your contract.




UNDERLYING FUNDS:                                        MANAGED BY:
  Franklin Allocation VIP Fund(1)                        Franklin Templeton Services, LLC
  Franklin Income VIP Fund                               Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund10, 11   Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                   Invesco Advisers, Inc.


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                                 MANAGED BY:
  Invesco V.I. Comstock Fund                                      Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                             Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio                         Lord, Abbett & Co. LLC
  SA AB Growth Portfolio(2)                                       AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio                           AllianceBernstein L.P.
  SA Allocation Balanced Portfolio11                              SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio11                                SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio11                       SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio11                              SunAmerica Asset Management, LLC
  SA American Funds Asset Allocation Portfolio11                  Capital Research and Management Company(3)
  SA American Funds Global Growth Portfolio                       Capital Research and Management Company(3)
  SA American Funds Growth Portfolio                              Capital Research and Management Company(3)
  SA American Funds Growth-Income Portfolio                       Capital Research and Management Company(3)
  SA American Funds VCP Managed Allocation Portfolio(4), 10,      Capital Research and Management Company(3)
   11
  SA BlackRock Multi-Asset Income Portfolio11                     BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio10, 11             BlackRock Investment Management, LLC
  SA Columbia Technology Portfolio                                Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio10, 11                         Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                                SunAmerica Asset Management, LLC
  SA Emerging Markets Equity Index Portfolio                      SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio10, 11                     Federated Investment Management Company
  SA Fidelity Institutional AM(R) International Growth Portfolio  FIAM LLC
  SA Fidelity Institutional AM(R) Real Estate Portfolio           FIAM LLC
  SA Fixed Income Index Portfolio5, 10, 11                        SunAmerica Asset Management, LLC
  SA Fixed Income Intermediate Index Portfolio5, 10, 11           SunAmerica Asset Management, LLC
  SA Franklin Small Company Value Portfolio                       Franklin Mutual Advisers, LLC(5)
  SA Global Index Allocation 60/40 Portfolio11                    SunAmerica Asset Management, LLC
  SA Global Index Allocation 75/25 Portfolio11                    SunAmerica Asset Management, LLC
  SA Global Index Allocation 90/10 Portfolio11                    SunAmerica Asset Management, LLC
  SA Goldman Sachs Global Bond Portfolio10, 11                    Goldman Sachs Asset Management International
  SA Goldman Sachs Multi-Asset Insights Portfolio5, 11            Goldman Sachs Asset Management, L.P.
  SA Index Allocation 60/40 Portfolio11                           SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio11                           SunAmerica Asset Management, LLC
  SA Index Allocation 90/10 Portfolio11                           SunAmerica Asset Management, LLC
  SA International Index Portfolio(5)                             SunAmerica Asset Management, LLC
  SA Invesco Growth Opportunities Portfolio                       Invesco Advisers, Inc.
  SA Invesco VCP Equity-Income Portfolio10, 11                    Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                               Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio11                    J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                          J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                             J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                           J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio10, 11                       J.P. Morgan Investment Management Inc. and Massachusetts
                                                                  Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                            J.P. Morgan Investment Management Inc.
  SA Large Cap Growth Index Portfolio                             SunAmerica Asset Management, LLC
  SA Large Cap Index Portfolio(5)                                 SunAmerica Asset Management, LLC
  SA Large Cap Value Index Portfolio                              SunAmerica Asset Management, LLC
  SA Legg Mason BW Large Cap Value Portfolio(7)                   Brandywine Global Investment Management, LLC
  SA Legg Mason Tactical Opportunities Portfolio5,11              QS Investors, LLC
  SA MFS Blue Chip Growth Portfolio                               Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio                  Massachusetts Financial Services Company
  SA MFS Total Return Portfolio5,11                               Massachusetts Financial Services Company
  SA Mid Cap Index Portfolio11                                    SunAmerica Asset Management, LLC
  SA Morgan Stanley International Equities Portfolio              Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio                  OppenheimerFunds, Inc.
  SA PGI Asset Allocation Portfolio11                             Principal Global Investors, LLC
  SA PIMCO VCP Tactical Balanced Portfolio10,11                   Pacific Investment Management Company LLC
  SA PineBridge High-Yield Bond Portfolio                         PineBridge Investments LLC
  SA Putnam Asset Allocation Diversified Growth Portfolio11       Putnam Investment Management, LLC
  SA Putnam International Growth and Income Portfolio             Putnam Investment Management, LLC
  SA Schroders VCP Global Allocation Portfolio10, 11              Schroder Investment Management North America Inc.


                                       2



UNDERLYING FUNDS:                                            MANAGED BY:
  SA Small Cap Index Portfolio(5)                            SunAmerica Asset Management, LLC
  SA T. Rowe Price Asset Allocation Growth Portfolio5,11     T. Rowe Price Associates, Inc.
  SA T. Rowe Price VCP Balanced Portfolio10,11               T. Rowe Price Associates, Inc.
  SA Templeton Foreign Value Portfolio                       Templeton Investment Counsel, LLC
  SA VCP Dynamic Allocation Portfolio10,11                   SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Dynamic Strategy Portfolio10,11                     SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Index Allocation Portfolio5, 10,11                  SunAmerica Asset Management, LLC and T. Rowe Price
                                                             Associates, Inc.
  SA Wellington Capital Appreciation Portfolio               Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio10,11   Wellington Management Company LLP
  SA Wellington Real Return Portfolio10,11                   Wellington Management Company LLP
  SA Wellington Strategic Multi-Asset Portfolio11            Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                    Wells Capital Management Incorporated



1 On May 1, 2019, Franklin Founding Funds Allocation VIP Fund changed its name to Franklin Allocation VIP Fund.



2 On October 22, 2018, SA Boston Company Capital Growth Portfolio, SA
  Wellington Growth Portfolio, SA Wellington Natural Resources Portfolio and SA WellsCap Fundamental Growth Portfolio merged into SA AB Growth Portfolio.


3 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.


4 On December 17, 2018, SA American Funds VCP Managed Asset Allocation changed its name to SA American Funds VCP Managed Allocation Portfolio



5 Please note that not all of these Underlying Funds may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.



6 On November 1, 2018, the investment manager changed from Franklin Advisory
  Services, LLC to Franklin Mutual Advisers, LLC.



7 On October 22, 2018, SA Goldman Sachs Multi-Asset Insights Allocation
  Portfolio changed its name to SA Goldman Sachs Multi-Asset Insights
  Portfolio.

8 On October 22, 2018, SA MFS Telecom Utility Portfolio merged into SA Legg
  Mason BW Large Cap Value Portfolio.

9 On October 22, 2018, SA Edge Asset Allocation Portfolio changed its name to
  SA PGI Asset Allocation Portfolio.

10 These Underlying Funds are available investment options for the Polaris
  Income Plus living benefit.

11 These Underlying Funds are available investment options for the Polaris
  Income Plus Daily living benefit.


                                       3

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--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





GLOSSARY.........................................................  6
HIGHLIGHTS.......................................................  7
FEE TABLE FOR CONTRACTS ISSUED BETWEEN
  OCTOBER 9, 2017 AND APRIL 30, 2019.............................  9
   Contract Owner Transaction Expenses...........................  9
   Contract Owner Annual Expenses................................  9
   Optional Feature Expenses.....................................  9
   Total Annual Portfolio Operating Expenses.....................  9
FEE TABLE FOR CONTRACTS ISSUED BETWEEN MAY 1,
  2017 AND OCTOBER 8, 2017....................................... 11
   Contract Owner Transaction Expenses........................... 11
   Contract Owner Annual Expenses................................ 11
   Optional Feature Expenses..................................... 11
   Total Annual Portfolio Operating Expenses..................... 11
FEE TABLE FOR CONTRACTS ISSUED BETWEEN MAY 1,
  2016 AND APRIL 30, 2017........................................ 13
   Contract Owner Transaction Expenses........................... 13
   Contract Owner Annual Expenses................................ 13
   Optional Feature Expenses..................................... 13
   Total Annual Portfolio Operating Expenses..................... 13
FEE TABLE FOR CONTRACTS ISSUED BETWEEN JANUARY
  23, 2012 AND APRIL 30, 2016.................................... 15
   Contract Owner Transaction Expenses........................... 15
   Contract Owner Annual Expenses................................ 15
   Optional Feature Expenses..................................... 15
   Total Annual Portfolio Operating Expenses..................... 15
FEE TABLE FOR CONTRACTS ISSUED BETWEEN JULY 18,
  2011 AND JANUARY 22, 2012...................................... 17
   Contract Owner Transaction Expenses........................... 17
   Contract Owner Annual Expenses................................ 17
   Optional Feature Expenses..................................... 17
   Total Annual Portfolio Operating Expenses..................... 17
FEE TABLE FOR CONTRACTS ISSUED PRIOR TO JULY 18,
  2011........................................................... 19
   Contract Owner Transaction Expenses........................... 19
   Contract Owner Annual Expenses................................ 19
   Optional Feature Expenses..................................... 19
   Total Annual Portfolio Operating Expenses..................... 19
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................. 21
THE POLARIS PLATINUM III VARIABLE ANNUITY........................ 22
PURCHASING A POLARIS PLATINUM III VARIABLE
  ANNUITY........................................................ 22
   Allocation of Purchase Payments............................... 23
   Early Access Feature.......................................... 24
   Accumulation Units............................................ 25
   Free Look..................................................... 25
   Exchange Offers............................................... 25
   Important Information for Military Servicemembers............. 26
INVESTMENT OPTIONS............................................... 26
   Variable Portfolios........................................... 26
   Trusts........................................................ 27
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)......................................... 27
      Franklin Templeton Variable Insurance Products Trust....... 27
      Goldman Sachs Variable Insurance Trust..................... 27
      Lord Abbett Series Fund, Inc............................... 27
      Anchor Series Trust........................................ 27
      Seasons Series Trust....................................... 27
      SunAmerica Series Trust.................................... 28
   Substitution, Addition or Deletion of Variable Portfolios..... 31
   Fixed Accounts................................................ 31
   Secure Value Account.......................................... 32
   Dollar Cost Averaging Fixed Accounts.......................... 32
   Dollar Cost Averaging Program................................. 32
   Automatic Asset Rebalancing Program........................... 33
   Transfers During the Accumulation Phase....................... 34
   Short-Term Trading Policies................................... 34
   Transfers During the Income Phase............................. 36
   Voting Rights................................................. 36
ACCESS TO YOUR MONEY............................................. 36
   Penalty-Free Withdrawal Amount................................ 37
   Systematic Withdrawal Program................................. 39
   Nursing Home Waiver........................................... 39
OPTIONAL LIVING BENEFITS......................................... 39
   Polaris Income Plus and Polaris Income Plus Daily............. 42
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO
  ALL OPTIONAL LIVING BENEFITS................................... 52
MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE
  PLUS AND MARKETLOCK FOR LIFE
  SECOND EXTENSION PARAMETERS.................................... 55
DEATH BENEFITS................................................... 57
   Beneficiary Continuation Programs............................. 58
   Death Benefit Defined Terms................................... 60
   Death Benefit Options......................................... 60
   Contract Value Death Benefit.................................. 60
   Return of Purchase Payment Death Benefit...................... 60
   Maximum Anniversary Value Death Benefit....................... 61
   Spousal Continuation.......................................... 61
EXPENSES......................................................... 62
   Separate Account Charges...................................... 62
   Withdrawal Charges............................................ 62
   Underlying Fund Expenses...................................... 63
   Contract Maintenance Fee...................................... 63
   Transfer Fee.................................................. 63
   Optional Living Benefit Fees.................................. 63
   Return of Purchase Payment Death Benefit Fee.................. 64
   Maximum Anniversary Value Death Benefit Fee................... 64
   Optional Early Access Feature Fee............................. 64
   Premium Tax................................................... 64
   Income Taxes.................................................. 64
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited............................................ 64
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT....................................................... 65
ANNUITY INCOME OPTIONS........................................... 66
   The Income Phase.............................................. 66
   Annuity Income Options........................................ 67
   Fixed or Variable Annuity Income Payments..................... 68
   Annuity Income Payments....................................... 68
   Deferment of Payments......................................... 68
TAXES............................................................ 68
   Annuity Contracts in General.................................. 69
   Tax Treatment of Purchase Payments............................ 69
   Tax Treatment of Distributions................................ 69
   Required Minimum Distributions................................ 71
   Tax Treatment of Death Benefits............................... 72
   Tax Treatment of Optional Living Benefits..................... 72
   Contracts Owned by a Trust or Corporation..................... 72
   Withholding................................................... 72
   Gifts, Pledges and/or Assignments of a Contract............... 73
   Diversification and Investor Control.......................... 73
   Our Taxes..................................................... 74
OTHER INFORMATION................................................ 74
   The Distributor............................................... 74
   The Company................................................... 74
   The Separate Account.......................................... 75
   The General Account........................................... 75
   Financial Statements.......................................... 76
   Administration................................................ 76
   Legal Proceedings............................................. 77
   Registration Statements....................................... 77


                                       4

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--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....  77
APPENDIX A - CONDENSED FINANCIAL INFORMATION....... A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION..................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS
  AND POLARIS INCOME PLUS DAILY FEE................ C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES..... D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY...................................... E-1
APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED
  PRIOR TO MAY 1, 2018............................. F-1
APPENDIX G - DEATH BENEFITS AND SPOUSAL
  CONTINUATION DEATH BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO MAY 1, 2017...................... G-1
APPENDIX H - WITHDRAWAL CHARGE SCHEDULE,
  PENALTY-FREE WITHDRAWAL AMOUNT AND CONTRACT
  MAINTENANCE FEE FOR CONTRACTS ISSUED PRIOR TO
  JULY 18, 2011.................................... H-1
APPENDIX I - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND 50%-50% COMBINATION MODEL
  PROGRAM FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 6, 2017................................. I-1
APPENDIX J - MARKETLOCK INCOME PLUS,
  MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR
  LIFE EXTENSION PARAMETERS........................ J-1





                                       5

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--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.


FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds Global Growth, SA American Funds Growth, SA American Funds Growth-Income, SA American Funds Asset Allocation, and SA American Funds VCP Managed Allocation Variable Portfolios.


FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.


INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

PURCHASE PAYMENTS LIMIT - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       6

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--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Platinum III Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges, if no optional death benefits for additional fees are elected, which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a penalty-free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, or 4 complete years if you elect the Early Access feature, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM III VARIABLE ANNUITY, PENALTY-FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       7

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. IF YOU ARE ELECTING A LIVING BENEFIT, YOU MAY BE PURCHASING THIS VARIABLE ANNUITY AS A LONG TERM INVESTMENT. YOU SHOULD CONSIDER WHETHER ANY BENEFITS OF ELECTING THE OPTIONAL EARLY ACCESS FEATURE WITH A SHORTER WITHDRAWAL CHARGE SCHEDULE AND A HIGHER SEPARATE ACCOUNT CHARGE WOULD OUTWEIGH THIS PRODUCT'S LONGER WITHDRAWAL CHARGE SCHEDULE AND A LOWER SEPARATE ACCOUNT CHARGE, PARTICULARLY IF YOU ARE SEEKING GUARANTEED INCOME. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       8

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--------------------------------------------------------------------------------

   FEE TABLE FOR CONTRACTS ISSUED BETWEEN OCTOBER 9, 2017 AND APRIL 30, 2019

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------






 MAXIMUM WITHDRAWAL CHARGES (See Withdrawal
 Charge Schedule below for detail)                           8%
 TRANSFER FEE(1) (Per transfer after 15 transfers in any
 contract year)                                             $25
 PREMIUM TAX(2)                                             3.5%



WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Purchase Payment withdrawn) declines over 7 or 4 years as follows:


YEARS SINCE RECEIPT OF PURCHASE
PAYMENTS                           1    2    3    4    5    6    7   8+
 Without Early Access feature    8%   7%   6%   5%   4%   3%   2%   0%
 With Early Access feature       8%   7%   6%   5%   0%   0%   0%   0%


Your contract provides for a penalty-free withdrawal amount each year. PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT BELOW.


The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES
--------------------------------------------------------------------------------






 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                  $50






 SEPARATE ACCOUNT CHARGES3
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)    1.15%


OPTIONAL FEATURE EXPENSES
--------------------------------------------------------------------------------
If an optional feature is elected the following additional fees are deducted annually.






DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


 RETURN OF PURCHASE PAYMENT    0.15%
 MAXIMUM ANNIVERSARY VALUE     0.40%

OTHER OPTIONAL FEATURES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)



 EARLY ACCESS FEE(4)    0.40%




LIVING BENEFITS(5)

(calculated as percentage of the Income Base and deducted from the contract value)


POLARIS INCOME PLUS
POLARIS INCOME BUILDER
(Polaris Income Builder is not available for election after May 1, 2018)



                         INITIAL FEE(6)     MAXIMUM FEE(6)
 One Covered Person          1.00%              2.50%
 Two Covered Persons         1.25%              2.50%


POLARIS INCOME PLUS DAILY



                         INITIAL FEE(6)     MAXIMUM FEE(6)
 One Covered Person          1.15%              2.50%
 Two Covered Persons         1.35%              2.50%




TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)

--------------------------------------------------------------------------------



The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.




                                    MINIMUM(7)     MAXIMUM(8)
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.                 0.47%          2.03%


                                       9


FOOTNOTES TO THE FEE TABLE:

 1 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.


 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 1.15%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED
  ------------------------------------------------------------------------------
 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.


 4 The Early Access feature was available on contracts issued between May 1, 2016 and April 30, 2019. The fee depends on the number of years since you purchased your contract and terminates on the fifth contract anniversary as follows:



CONTRACT YEAR
----------------
  1-4........... 0.40%
                 ----
  5+............  none


 5 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS.

 6 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY FEE.



                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%

   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).


 7 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2020 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 8 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.



                                       10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     FEE TABLE FOR CONTRACTS ISSUED BETWEEN MAY 1, 2017 AND OCTOBER 8, 2017

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------






 MAXIMUM WITHDRAWAL CHARGES (See Withdrawal
 Charge Schedule below for detail)                           8%
 TRANSFER FEE(1) (Per transfer after 15 transfers in any
 contract year)                                             $25
 PREMIUM TAX(2)                                             3.5%




WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Purchase Payment withdrawn) declines over 7 or 4 years as follows:




YEARS SINCE RECEIPT OF PURCHASE
PAYMENTS                           1    2    3    4    5    6    7   8+
 Without Early Access feature    8%   7%   6%   5%   4%   3%   2%   0%
 With Early Access feature       8%   7%   6%   5%   0%   0%   0%   0%



Your contract provides for a penalty-free withdrawal amount each year. PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT BELOW.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES

--------------------------------------------------------------------------------






 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                  $50






 SEPARATE ACCOUNT CHARGES3
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)    1.15%



OPTIONAL FEATURE EXPENSES

--------------------------------------------------------------------------------

If an optional feature is elected the following additional fees are deducted annually.








DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)




 RETURN OF PURCHASE PAYMENT    0.15%
 MAXIMUM ANNIVERSARY VALUE     0.40%



OTHER OPTIONAL FEATURES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)




 EARLY ACCESS FEE(4)    0.40%




LIVING BENEFITS5
(calculated as percentage of the Income Base and deducted from the contract value)


POLARIS INCOME PLUS
POLARIS INCOME BUILDER




                         INITIAL FEE6     MAXIMUM FEE6
 One Covered Person         1.00%            2.20%
 Two Covered Persons        1.35%            2.70%



POLARIS INCOME PLUS DAILY




                         INITIAL FEE6     MAXIMUM FEE6
 One Covered Person         1.15%            2.20%
 Two Covered Persons        1.45%            2.70%




TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)

--------------------------------------------------------------------------------




The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.





                                    MINIMUM7     MAXIMUM8
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.                0.47%        2.03%


                                       11



FOOTNOTES TO THE FEE TABLE:
 1 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.



 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 1.15%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED

  ------------------------------------------------------------------------------

 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.



 4 The Early Access feature was available on contracts issued between May 1, 2016 and April 30, 2019. The fee depends on the number of years since you purchased your contract and terminates on the fifth contract anniversary as follows:




CONTRACT YEAR
----------------
  1-4........... 0.40%
                 ----
  5+............  none



 5 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2018, please see APPENDIX F for a description of the living benefit you may have elected.



 6 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018 for applicable formula.




                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%



   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).



 7 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2020 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 8 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.



                                       12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     FEE TABLE FOR CONTRACTS ISSUED BETWEEN MAY 1, 2016 AND APRIL 30, 2017

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------






 MAXIMUM WITHDRAWAL CHARGES (See Withdrawal
 Charge Schedule below for detail)                           8%
 TRANSFER FEE(1) (Per transfer after 15 transfers in any
 contract year)                                             $25
 PREMIUM TAX(2)                                             3.5%




WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Purchase Payment withdrawn) declines over 7 or 4 years as follows:




YEARS SINCE RECEIPT OF PURCHASE
PAYMENTS                           1    2    3    4    5    6    7   8+
 Without Early Access feature    8%   7%   6%   5%   4%   3%   2%   0%
 With Early Access feature       8%   7%   6%   5%   0%   0%   0%   0%



Your contract provides for a penalty-free withdrawal amount each year. PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT BELOW.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES

--------------------------------------------------------------------------------






 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                  $50






 SEPARATE ACCOUNT CHARGES3
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)    1.30%



OPTIONAL FEATURE EXPENSES

--------------------------------------------------------------------------------

If an optional feature is elected the following additional fees are deducted annually.








DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)




 RETURN OF PURCHASE PAYMENT    0.15%
 MAXIMUM ANNIVERSARY VALUE     0.40%



OTHER OPTIONAL FEATURES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)




 EARLY ACCESS FEE(4)    0.40%




LIVING BENEFITS5
(calculated as percentage of the Income Base and deducted from the contract value)


POLARIS INCOME PLUS
POLARIS INCOME BUILDER




                         INITIAL FEE6     MAXIMUM FEE6
 One Covered Person         1.00%            2.50%
 Two Covered Persons        1.25%            2.50%



POLARIS INCOME PLUS DAILY




                         INITIAL FEE6     MAXIMUM FEE6
 One Covered Person         1.15%            2.50%
 Two Covered Persons        1.35%            2.50%




TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)

--------------------------------------------------------------------------------




The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.





                                    MINIMUM7     MAXIMUM8
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.                0.47%        2.03%


                                       13



FOOTNOTES TO THE FEE TABLE:
 1 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.



 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 1.30%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED

  ------------------------------------------------------------------------------

 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.30% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.

 PLEASE SEE APPENDIX G -- DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR DETAILS REGARDING THOSE DEATH BENEFITS.



 4 The Early Access feature was available on contracts issued between May 1, 2016 and April 30, 2019. The fee depends on the number of years since you purchased your contract and terminates on the fifth contract anniversary as follows:




CONTRACT YEAR
----------------
  1-4........... 0.40%
                 ----
  5+............  none



 5 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2018, please see APPENDIX F for a description of the living benefit you may have elected.



 6 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018 for applicable formula.




                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%



   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).



 7 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2020 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 8 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.



                                       14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   FEE TABLE FOR CONTRACTS ISSUED BETWEEN JANUARY 23, 2012 AND APRIL 30, 2016

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------






 MAXIMUM WITHDRAWAL CHARGES (See
 Withdrawal Charge Schedule below for detail)     8%
 TRANSFER FEE1 (Per transfer after 15 transfers
 in any contract year)                           $25
 PREMIUM TAX2                                    3.5%




WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:




YEARS SINCE RECEIPT OF PURCHASE
PAYMENTS                           1    2    3    4    5    6    7   8+
                                 8%   7%   6%   5%   4%   3%   2%   0%



Your contract provides for a penalty-free withdrawal amount each year. PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT BELOW.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES

--------------------------------------------------------------------------------






 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                $50






 SEPARATE ACCOUNT CHARGES3
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)   1.30%



OPTIONAL FEATURE EXPENSES

--------------------------------------------------------------------------------

If an optional feature is elected the following additional fees are deducted annually.








DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)




 MAXIMUM ANNIVERSARY VALUE     0.25%




LIVING BENEFITS4
(calculated as percentage of the Income Base and deducted from the contract value)


POLARIS INCOME PLUS
POLARIS INCOME BUILDER




                        INITIAL FEE5   MAXIMUM FEE5
 One Covered Person        1.10%          2.20%
 Two Covered Persons       1.35%          2.70%




TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)

--------------------------------------------------------------------------------




The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.





                                  MINIMUM6   MAXIMUM7
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.              0.47%      2.03%




FOOTNOTES TO THE FEE TABLE:
 1 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.



 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 1.30%.


                                       15


     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED

  ------------------------------------------------------------------------------

 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.30% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.

 PLEASE SEE APPENDIX G -- DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR DETAILS REGARDING THOSE DEATH BENEFITS.



 4 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2018, please see APPENDIX F for a description of the living benefit you may have elected.



 5 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018 for applicable formula.




                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%



   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).



 6 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2020 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 7 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.



                                       16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   FEE TABLE FOR CONTRACTS ISSUED BETWEEN JULY 18, 2011 AND JANUARY 22, 2012

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------






 MAXIMUM WITHDRAWAL CHARGES (See
 Withdrawal Charge Schedule below for detail)     8%
 TRANSFER FEE1 (Per transfer after 15 transfers
 in any contract year)                           $25
 PREMIUM TAX2                                    3.5%




WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:




YEARS SINCE RECEIPT OF PURCHASE
PAYMENTS                           1    2    3    4    5    6    7   8+
                                 8%   7%   6%   5%   4%   3%   2%   0%



Your contract provides for a penalty-free withdrawal amount each year. PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT BELOW.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES

--------------------------------------------------------------------------------






 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                $50






 SEPARATE ACCOUNT CHARGES3
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)   1.30%



OPTIONAL FEATURE EXPENSES

--------------------------------------------------------------------------------

If an optional feature is elected the following additional fees are deducted annually.








DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)




 MAXIMUM ANNIVERSARY VALUE     0.25%
 COMBINATION HV & ROLL-UP      0.65%




LIVING BENEFITS4
(calculated as percentage of the Income Base and deducted from the contract value)


SUNAMERICA INCOME PLUS
SUNAMERICA INCOME BUILDER




                        INITIAL FEE5   MAXIMUM FEE5
 One Covered Person        1.10%          2.20%
 Two Covered Persons       1.35%          2.70%




TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)

--------------------------------------------------------------------------------




The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.





                                  MINIMUM6   MAXIMUM7
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.              0.47%      2.03%




FOOTNOTES TO THE FEE TABLE:
 1 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.



 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 1.30%.


                                       17


     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED

  ------------------------------------------------------------------------------

 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.30% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.

 PLEASE SEE APPENDIX G -- DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR DETAILS REGARDING THOSE DEATH BENEFITS.



 4 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2018, please see APPENDIX F for a description of the living benefit you may have elected.



 5 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018 for applicable formula.




                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%



   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).



 6 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2020 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 7 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.



                                       18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             FEE TABLE FOR CONTRACTS ISSUED PRIOR TO JULY 18, 2011

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------






 MAXIMUM WITHDRAWAL CHARGES (See
 Withdrawal Charge Schedule below for detail)       7%
 TRANSFER FEE1 (Per transfer after 15 transfers
 in any contract year)                             $25
 PREMIUM TAX2                                      3.5%




WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:




YEARS SINCE RECEIPT OF PURCHASE
PAYMENTS                           1    2    3    4    5    6    7   8+
                                 7%   6%   5%   4%   3%   2%   0%   0%



Your contract provides for a penalty-free withdrawal amount each year. PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT BELOW.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES

--------------------------------------------------------------------------------






 CONTRACT MAINTENANCE FEE (for contracts
 purchased on or after June 20, 2011)
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                   $50
 CONTRACT MAINTENANCE FEE (for contracts
 purchased prior to June 20, 2011)
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $50,000 or more.)                                   $35






 SEPARATE ACCOUNT CHARGES3
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)    1.30%



OPTIONAL FEATURE EXPENSES

--------------------------------------------------------------------------------

If an optional feature is elected the following additional fees are deducted annually.








DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)




 MAXIMUM ANNIVERSARY VALUE    0.25%
 COMBINATION HV & ROLL-UP     0.65%




LIVING BENEFITS4
(calculated as percentage of the Income Base and deducted from the contract value)


SUNAMERICA INCOME PLUS
SUNAMERICA INCOME BUILDER




                          INITIAL FEE5     MAXIMUM FEE5
 One Covered Person          1.10%            2.20%
 Two Covered Persons         1.35%            2.70%




TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)

--------------------------------------------------------------------------------




The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.





                                    MINIMUM6     MAXIMUM7
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.                0.47%        2.03%


                                       19



FOOTNOTES TO THE FEE TABLE:
 1 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.



 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 1.30%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED

  ------------------------------------------------------------------------------

 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.30% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.

 PLEASE SEE APPENDIX G -- DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR DETAILS REGARDING THOSE DEATH BENEFITS.



 4 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2018, please see APPENDIX F for a description of the living benefit you may have elected.



 5 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018 for applicable formula.




                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%



   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).



 6 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2020 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 7 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.



                                       20

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.


The Maximum Expense Example reflects the highest possible combination of charges for any version of the contract since inception. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.






MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.95% (including the Maximum Anniversary Value death benefit and the Early Access feature), the optional Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.45% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 2.03%*)


(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,256      $2,385      $3,031      $5,911


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $456     $1,785      $3,031      $5,911




MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47%**)




(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $966     $1,123      $1,304      $1,973

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $166     $523        $904        $1,973


ADDITIONAL EXPENSE EXAMPLE INFORMATION




1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.


2. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Example assumes that the Income Base which is used to calculate the Polaris Income Plus Daily fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.



3. The Maximum Expense Example with election of the Early Access feature reflect the Early Access withdrawal charge schedule and the applicable feature fee. The Early Access feature is not available for election after April 30, 2019.


4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


* The 1 year Maximum Expense Example reflect the SunAmerica Series Trust 0.93% fee waiver.


** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.04% fee waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A - CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.



                                       21

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                            THE POLARIS PLATINUM III

                                VARIABLE ANNUITY
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YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:

     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The following feature may not be available through your broker-dealer:

     EARLY ACCESS: For a fee, you may elect the optional Early Access feature, which reduces the length of the withdrawal charge schedule associated with each Purchase Payment from 7 years to 4 years. PLEASE SEE ACCESS TO YOUR MONEY.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.

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                       PURCHASING A POLARIS PLATINUM III

                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. The age requirements may vary depending on your election of an optional death benefit or other available optional feature.


                                                 WITH Optional
                                                    Maximum
 WITHOUT Optional     WITH Optional Living     Anniversary Death
     Benefits                Benefit                Benefit
        85                    80*                     80

* The age requirements may vary depending on the number of Covered Persons you elect. PLEASE SEE OPTIONAL LIVING BENEFITS.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE AND SPOUSAL CONTINUATION OF THE DEATH BENEFIT.


                                       22




PLEASE SEE THE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

     o     Tax consequences, and

     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.

     o Your rights and those of any other person with rights under this contract will be subject to the assignment.

     o We are not responsible for the validity, tax or other legal consequences of any assignment.

     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR SPECIFIC INFORMATION.



ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                                                            MINIMUM
                              MINIMUM         MINIMUM      AUTOMATIC
                              INITIAL       SUBSEQUENT     SUBSEQUENT
                              PURCHASE       PURCHASE       PURCHASE
                            PAYMENT (1)       PAYMENT       PAYMENT
       Qualified(2)        $ 4,000         $500           $100
     Non-Qualified(2)      $10,000         $500           $100

(1) If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.

(2) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We reserve the right to refuse any Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.

WE WILL NOT ACCEPT SUBSEQUENT PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED AN OPTIONAL LIVING BENEFIT FEATURE. IF YOU SEND A SUBSEQUENT PURCHASE PAYMENT AFTER THE FIRST CONTRACT ANNIVERSARY, THE PURCHASE PAYMENT WILL NOT BE CONSIDERED TO BE RECEIVED BY US AND WE WILL RETURN THE PURCHASE PAYMENT. AS A RESULT, THE INCOME BASE OF THE LIVING BENEFIT MAY NOT BE INCREASED BY ADDING PURCHASE PAYMENTS. We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.

     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

     o Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


                                       23



SUBMISSION OF PURCHASE PAYMENTS

Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.


REGULAR MAIL:

Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357


EXPRESS DELIVERY:


Overnight deliveries of Purchase Payments can only be accepted at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Electronic Transmission:


We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.

You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

Automatic Payment Plan:


Once you have contributed at least the minimum initial Purchase Payment, you can establish an Automatic Payment Plan that allows you to make subsequent Purchase Payments , if you have not elected a living benefit feature.



PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.

     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.


EARLY ACCESS FEATURE


EFFECTIVE MAY 1, 2019, THE EARLY ACCESS FEATURE IS NO LONGER AVAILABLE FOR ELECTION.


For an additional annualized fee of 0.40% of the average daily ending net asset value allocated to the Variable Portfolios in contract years 1-4, you may elect the optional Early Access feature when you purchase the contract. This feature reduces the length of the withdrawal charge schedule associated with each Purchase Payment from 7 years to 4 years. The fee for this feature terminates on your fifth contract anniversary. PLEASE SEE CHART AND EXPENSES BELOW.


 CONTRACT YEAR                         1-4       5+
 OPTIONAL EARLY ACCESS FEATURE FEE    0.40%     none

                                       24




The Early Access feature is available on contracts issued between May 2, 2016 and April 30, 2019. This feature may not be available through your broker-dealer. Please check with your financial representative for availability. We reserve the right to modify, suspend or terminate the Early Access feature at any time for prospectively issued contracts.



ACCUMULATION UNITS

We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.


The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.


The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative.

To cancel, mail the contract along with your written free look request to:

Annuity Service Center

P.O. Box 15570
Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period we will refund the following:

     o The value of your contract on the day we receive your request in Good Order if received BEFORE Market Close.

     o The value of your contract on the next NYSE business day, if the free look request is received AFTER Market Close.


IRA and State Free Look Restrictions

Certain states require us to return your Purchase Payments upon a free look request. Contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of:

     (1)    Purchase Payments; or

     (2) the value of your contract on the day we receive your request in Good Order.

With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. We will allocate your money according to your instructions at the end of the applicable free look period.


PLEASE SEE YOUR CONTRACT AND APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


                                       25



IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.

     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.

     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:

     o     Variable Portfolios

     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account

     o     Secure Value Account (optional living benefit only)


If you elect an optional living benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. PLEASE SEE INVESTMENT AND REBALANCING REQUIREMENTS IN THE OPTIONAL LIVING BENEFITS SECTION. IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2019, PLEASE SEE APPENDIX G FOR APPLICABLE TERMS REGARDING YOUR INVESTMENT OPTIONS.



VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.

Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:


 ASSET ALLOCATION    CASH
        BOND         STOCK

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.

Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


                                       26



Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.

Master-Feeder Funds

Under the Master-Feeder Funds structure, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund, which invests directly in individual securities.

Under the Master-Feeder structure, you will pay higher fees and expenses than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so.

Volatility Control Funds

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").


     Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund's investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.



     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


                                       27



     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").

     SAST also offers Master-Feeder Funds, the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio, and Volatility Control Funds.


            SAST MASTER-FEEDER FUNDS

            Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

            All of the Feeder Fund assets are invested in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SA VCP DYNAMIC ALLOCATION PORTFOLIO AND
            SA VCP DYNAMIC STRATEGY PORTFOLIO
            SAAMCo is the investment advisor of the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.


            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


            SA AMERICAN FUNDS VCP MANAGED ALLOCATION PORTFOLIO

            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO
            SA PIMCO VCP TACTICAL BALANCED PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            SA VCP INDEX ALLOCATION PORTFOLIO

            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.



PLEASE SEE NEXT PAGE FOR AVAILABLE VARIABLE PORTFOLIOS WHICH ARE GROUPED BY
                     ASSET CLASS AND LISTED ALPHABETICALLY.

                                       28

ASSET ALLOCATION



UNDERLYING FUNDS                                             MANAGED BY:                                  TRUST
----------------------------------------------------------   ------------------------------------------   -------
 Franklin Allocation VIP Fund(1)                             Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                                    Franklin Advisers, Inc.                      FTVIPT
 SA Allocation Balanced Portfolio(1)                         SunAmerica Asset Management, LLC             SST
 SA Allocation Growth Portfolio(1)                           SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Growth Portfolio(1)                  SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Portfolio(1)                         SunAmerica Asset Management, LLC             SST
 SA American Funds Asset Allocation Portfolio(2)             Capital Research and Management Company      SAST
 SA BlackRock Multi-Asset Income Portfolio                   BlackRock Investment Management, LLC         AST
 SA Global Index Allocation 60/40 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 75/25 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 90/10 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Goldman Sachs Multi-Asset Insights Portfolio             Goldman Sachs Asset Management, L.P.         SAST
 SA Index Allocation 60/40 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 80/20 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 90/10 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA JPMorgan Diversified Balanced Portfolio                  J.P. Morgan Investment Management Inc.       SAST
 SA Legg Mason Tactical Opportunities Portfolio              QS Investors, LLC                            SAST
 SA MFS Total Return Portfolio(3)                            Massachusetts Financial Services Company     SAST
 SA PGI Asset Allocation Portfolio                           Principal Global Investors, LLC              AST
 SA Putnam Asset Allocation Diversified Growth Portfolio     Putnam Investment Management, LLC            SST
 SA T. Rowe Price Asset Allocation Growth Portfolio          T. Rowe Price Associates, Inc.               SAST
 SA Wellington Strategic Multi-Asset Portfolio               Wellington Management Company LLP            AST


1 This Underlying Fund is a Fund-of-Funds.

2 This Underlying Fund is a Master-Feeder fund.

3 SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


BOND


UNDERLYING FUNDS                                         MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   ------
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Fixed Income Index Portfolio                         SunAmerica Asset Management, LLC                             SAST
 SA Fixed Income Intermediate Index Portfolio            SunAmerica Asset Management, LLC                             SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST

CASH


UNDERLYING FUNDS                                    MANAGED BY:                              TRUST
-------------------------------------------------   --------------------------------------   ------
 Goldman Sachs VIT Government Money Market Fund     Goldman Sachs Asset Management, L.P.     GST

STOCK



UNDERLYING FUNDS                                           MANAGED BY:                                      TRUST
--------------------------------------------------------   ----------------------------------------------   ------
 Invesco V.I. American Franchise Fund(4)                   Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Comstock Fund(4)                             Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                       Invesco Advisers, Inc.                           AVIF
 Lord Abbett Growth and Income Portfolio                   Lord, Abbett & Co. LLC                           LASF
 SA AB Growth Portfolio                                    AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                     AllianceBernstein L.P.                           SAST
 SA American Funds Global Growth Portfolio(5)              Capital Research and Management Company          SAST
 SA American Funds Growth Portfolio(5)                     Capital Research and Management Company          SAST
 SA American Funds Growth-Income Portfolio(5)              Capital Research and Management Company          SAST
 SA Columbia Technology Portfolio                          Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio(4)                       SunAmerica Asset Management, LLC                 SAST
 SA Emerging Markets Equity Index Portfolio                SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(R) International Growth      FIAM LLC                                         SAST
 SA Fidelity Institutional AM(R) Real Estate Portfolio     FIAM LLC                                         SAST


                                       29



UNDERLYING FUNDS                                         MANAGED BY:                                      TRUST
------------------------------------------------------   ----------------------------------------------   ------
 SA Franklin Small Company Value Portfolio               Franklin Mutual Advisers, LLC                    SAST
 SA International Index Portfolio                        SunAmerica Asset Management, LLC                 SAST
 SA Invesco Growth Opportunities Portfolio               Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                       Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                  J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                   J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                    J.P. Morgan Investment Management Inc.           SAST
 SA Large Cap Growth Index Portfolio                     SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Index Portfolio                            SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Value Index Portfolio                      SunAmerica Asset Management, LLC                 SAST
 SA Legg Mason BW Large Cap Value Portfolio              Brandywine Global Investment Management, LLC     SAST
 SA MFS Blue Chip Growth Portfolio                       Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio(4)       Massachusetts Financial Services Company         SAST
 SA Mid Cap Index Portfolio                              SunAmerica Asset Management, LLC                 SAST
 SA Morgan Stanley International Equities Portfolio      Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio          OppenheimerFunds, Inc.                           SAST
 SA Putnam International Growth and Income Portfolio     Putnam Investment Management, LLC                SAST
 SA Small Cap Index Portfolio                            SunAmerica Asset Management, LLC                 SAST
 SA Templeton Foreign Value Portfolio                    Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio            Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                 Wells Capital Management Incorporated            SAST


4 Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

5 This Underlying Fund is also a Master-Feeder fund.


VOLATILITY CONTROL FUNDS



UNDERLYING FUNDS                                         MANAGED BY:                                                   TRUST
-------------------------------------------------------- ------------------------------------------------------------- ------
 SA American Funds VCP Managed Allocation Portfolio5,6   Capital Research and Management Company                       SAST
 SA BlackRock VCP Global Multi Asset Portfolio(6)        BlackRock Investment Management, LLC                          SAST
 SA Invesco VCP Equity-Income Portfolio                  Invesco Advisers, Inc.                                        SAST
 SA PIMCO VCP Tactical Balanced Portfolio                Pacific Investment Management Company LLC                     SAST
 SA Schroders VCP Global Allocation Portfolio            Schroder Investment Management North America                  SAST
 SA T. Rowe Price VCP Balanced Portfolio                 T. Rowe Price Associates, Inc.                                SAST
 SA VCP Dynamic Allocation Portfolio(6)                  SunAmerica Asset Management, LLC and AllianceBernstein L.P.   SAST
 SA VCP Dynamic Strategy Portfolio(6)                    SunAmerica Asset Management, LLC and AllianceBernstein L.P.   SAST
 SA VCP Index Allocation Portfolio(6)                    SunAmerica Asset Management, LLC and T. Rowe Price            SAST
                                                         Associates, Inc.


5 This Underlying Fund is also a Master-Feeder fund.

6 A portion of this Underlying Fund is a Fund-of-Funds.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       30




EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model or 50%-50% Combination Model, please see more information on the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 IN APPENDIX I.



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.

Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.


Interest Rate Categories

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


Transfers/Withdrawals from Fixed Accounts

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.


                                       31



Fixed Account Restrictions

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


SECURE VALUE ACCOUNT

If you elect a living benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a living benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.


DOLLAR COST AVERAGING FIXED ACCOUNTS


Purchase Payments

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts are as follows:


  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
      6-Month           $  600
      12-Month          $1,200
      2-Year*           $2,400

* 2-Year DCA Fixed Account not available for contracts issued on or after October 1, 2013.

     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.

     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.

     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.

If your contract was issued on or after October 1, 2013, the 2-Year DCA Fixed Account is not available for investment. For contracts issued prior to October 1, 2013, without election of a living benefit, the 2-Year DCA Fixed Account will remain available for subsequent Purchase Payments on contracts issued initially with the 2-Year DCA Fixed Account. The minimum subsequent Purchase Payment that you must invest for the 2-Year DCA Fixed Account is $2,400.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

If you elect the Early Access feature in some states, you may not invest initial and/or subsequent Purchase Payments in the available DCA Fixed Accounts.


DOLLAR COST AVERAGING PROGRAM

Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six


                                       32



months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


DCA Program Guidelines

     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.

     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.

     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.


Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:

     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.

     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.


Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE


                                       33



MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.

     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.

     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.

TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543

Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


PLEASE SEE APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC FEES.



Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.


Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


SHORT-TERM TRADING POLICIES

This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


                                       34



STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy

     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.

     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.

     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


Example


For example, if you made a transfer on August 19, 2019 and within the previous twelve months (from August 20, 2018 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2019 must be submitted by U.S. Mail (from August 20, 2019 through August 20, 2020).



ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:

     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract


                                       35



Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.

     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.

     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).

                                       36




Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.



MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE



                             MINIMUM         MINIMUM
                           WITHDRAWAL        CONTRACT
                             AMOUNT          VALUE(1)
 Partial Withdrawal       $1,000         $2,500(2)
 Systematic Withdrawal    $  100         $2,500(2)



(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.



(2)   The total contract value must be at least $2,500 after a withdrawal.


Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.



PENALTY-FREE WITHDRAWAL AMOUNT

Your contract provides for a penalty-free withdrawal amount each contract year during the applicable withdrawal period. The penalty-free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The penalty-free withdrawal amount does not reduce the basis used to calculate future annual penalty-free withdrawals and withdrawal charges.



YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you elect an optional living benefit, PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT AND THE LIVING BENEFIT BELOW.



Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty-free.

If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.

The penalty-free withdrawal amount was calculated differently for contracts issued prior to July 18, 2011, PLEASE SEE APPENDIX H FOR DETAILS REGARDING THE PENALTY-FREE WITHDRAWAL AMOUNT CALCULATION.

Penalty-Free Withdrawal Amount and the Living Benefit

If you elect a living benefit and you withdraw an amount that is under the 10% penalty-free withdrawal amount but over the Maximum Annual Withdrawal Amount, that excess amount will be treated as an Excess Withdrawal. You are not assessed a withdrawal charge, but the Excess Withdrawal affects calculation of your Income Base, Income Credit Base, if applicable, and future income payments under the living benefit. PLEASE SEE "What are the effects of withdrawals on Polaris Income Plus?" and "What are the effects of withdrawals on Polaris Income Plus Daily?" under OPTIONAL LIVING BENEFITS.

For example, if you elected a living benefit and your Maximum Annual Withdrawal Amount (MAWA) is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount. You may also take up to an additional $4,000 that contract year as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the living benefit which reduces the Income Base, the Income Credit Base if applicable, and future Maximum Annual Withdrawal Amounts.



ASSESSMENT OF WITHDRAWAL CHARGES


We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.


The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.


When you make a partial withdrawal, we deduct it from any remaining annual penalty-free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.

If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. IF YOU FULLY SURRENDER YOUR CONTRACT, WITHDRAWAL CHARGES WILL BE ASSESSED AGAINST THE AMOUNT OF PURCHASE PAYMENTS SUBJECT TO WITHDRAWAL CHARGES. THIS MEANS THAT, IF YOU SURRENDER YOUR CONTRACT WHILE



                                       37




WITHDRAWAL CHARGES STILL APPLY, ANY PRIOR PENALTY-FREE WITHDRAWAL AMOUNTS TAKEN IN THE CURRENT CONTRACT YEAR ARE NOT SUBTRACTED FROM THE TOTAL PURCHASE PAYMENTS STILL SUBJECT TO WITHDRAWAL CHARGES. PLEASE SEE EXPENSES.



Calculating Withdrawal Charges


For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty-free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.



Example:


For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum penalty-free withdrawal of $10,000. After that penalty-free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:


A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal



Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.


Annuity Income Payments

Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.



PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.

Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


Optional Living Benefit Withdrawals


Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested.



Total Withdrawals


We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty-free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.



                                       38



SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.


Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty-free withdrawal amount permitted each year.

If you elect a living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program, you must request withdrawals on the appropriate living benefit enrollment form. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawals within the same contract year and may permanently reduce future guaranteed withdrawal amounts. IF YOU MUST TAKE REQUIRED MINIMUM DISTRIBUTIONS (RMDS) FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS WILL NOT PERMANENTLY REDUCE FUTURE GUARANTEED WITHDRAWAL AMOUNTS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.


Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.

     o You cannot use this waiver during the first 90 days after your contract is issued.

     o The confinement period for which you seek the waiver must begin after you purchase your contract.

     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit the following documents to the Annuity Service Center:

     1)     a doctor's note recommending admittance to a nursing home;

     2)     an admittance form which shows the type of facility you entered;
            and

     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.


PLEASE SEE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


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                            OPTIONAL LIVING BENEFITS
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GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS



Living benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you elected a living benefit feature.

These optional living benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The living benefits are designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time. The guaranteed rising income component available on Polaris Income Plus offers an additional benefit to those starting income soon after the contract is issued. Unlike Polaris Income Plus, Polaris Income Plus Daily does not offer guaranteed rising income. Polaris Income Plus Daily allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the living benefits.


You must invest in accordance with investment requirements outlined below.


Please note that not all of these living benefits may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax adviser concerning your particular


                                       39



circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect a living benefit.

Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2018, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE BENEFITS.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.



BELOW IS A GLOSSARY OF LIVING BENEFIT TERMS AND A SUMMARY OF THE KEY FEATURES OF THE OPTIONAL LIVING BENEFITS OFFERED IN YOUR CONTRACT.


GLOSSARY OF LIVING BENEFIT TERMS



ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.

BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE
For Polaris Income Plus, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE

The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s), if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.



INCOME CREDIT
For Polaris Income Plus only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


                       INCOME CREDIT
                    (AS A PERCENTAGE OF
    OPTIONAL         THE INCOME CREDIT                INCOME
 LIVING BENEFIT            BASE)                CREDIT AVAILABILITY
 Polaris                    6%            Available during the first 12
 Income Plus                               Benefit Years -- the Income
                                            Credit is REDUCED in years
                                              withdrawals are taken
 Polaris              Not available               Not available
 Income Plus
 Daily

INCOME CREDIT BASE
For Polaris Income Plus only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


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INCOME CREDIT PERIOD
For Polaris Income Plus only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE (FOR POLARIS INCOME PLUS ONLY)

The Minimum Income Base is a guaranteed minimum amount of the Income Base which is calculated on the 12th Benefit Anniversary during the Minimum Income Base period of 12 years, provided no withdrawals are taken prior to the 12th Benefit Year Anniversary. If you take withdrawals prior to the 12th Benefit Anniversary, you will not be eligible to receive the increase to the Income Base on the 12th Benefit Anniversary. The Minimum Income Base amount is calculated as a percentage of first Benefit Year's Purchase Payments as follows:



                                       MINIMUM INCOME BASE
   MINIMUM INCOME BASE PERIOD              PERCENTAGE
  (IF NO WITHDRAWALS ARE TAKEN     (AS A PERCENTAGE OF THE 1ST
   PRIOR TO THE BENEFIT YEAR         BENEFIT YEAR'S PURCHASE
          ANNIVERSARY)                      PAYMENT)
 12th Benefit Year Anniversary                           200%


MINIMUM INCOME BASE (FOR POLARIS INCOME PLUS DAILY ONLY)
The Minimum Income Base is a guaranteed minimum amount of the Income Base calculated on each Benefit Year Anniversary and up to the 15th Benefit Year Anniversary. An annual Minimum Income Base Percentage of 5% will be applied to the Purchase Payment(s) received prior to the first Benefit Year Anniversary during the Minimum Income Base period of 15 years, provided no withdrawals are taken prior to each Benefit Year Anniversary as follows:




                                       MINIMUM INCOME BASE
   MINIMUM INCOME BASE PERIOD              PERCENTAGE
  (IF NO WITHDRAWALS ARE TAKEN     (AS A PERCENTAGE OF THE 1ST
   PRIOR TO THE BENEFIT YEAR         BENEFIT YEAR'S PURCHASE
          ANNIVERSARY)                      PAYMENT)
 1st Benefit Year Anniversary                            105%
 2nd Benefit Year Anniversary                            110%
 3rd Benefit Year Anniversary                            115%
 4th Benefit Year Anniversary                            120%
 5th Benefit Year Anniversary                            125%
 6th Benefit Year Anniversary                            130%
 7th Benefit Year Anniversary                            135%
 8th Benefit Year Anniversary                            140%
 9th Benefit Year Anniversary                            145%
 10th Benefit Year Anniversary                           150%
 11th Benefit Year Anniversary                           155%
 12th Benefit Year Anniversary                           160%
 13th Benefit Year Anniversary                           165%
 14th Benefit Year Anniversary                           170%
 15th Benefit Year Anniversary                           175%



The Minimum Income Base is only available in the first 15 Benefit Years, provided no withdrawals are taken.



PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE

If you elect Polaris Income Plus Daily, the Step-Up Value is used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.


OVERVIEW OF LIVING BENEFITS

The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.



                                       41




You may elect one of the optional Living Benefits, both of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. If you do not expect to take any withdrawals, then electing the Living Benefit would not be appropriate. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return. If you elect the Living Benefit, any Excess Withdrawal that reduces the contract value to zero will terminate the contract including its optional Living Benefit. However, although market performance and fees can reduce the contract value to zero, they will not result in the termination of your contract and its benefits.

Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit; therefore, election of the Living Benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the maximum annual withdrawal amount allowable under the Living Benefit.

Please see POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY below for a more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.



POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY


How does Polaris Income Plus work?

Polaris Income Plus locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.


There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW DO INCREASES TO THE INCOME BASE AND INCOME CREDIT BASE WORK UNDER POLARIS INCOME PLUS?" BELOW.



How does Polaris Income Plus Daily work?


Unlike Polaris Income Plus, Polaris Income Plus Daily does not offer Income Credits. Instead, Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment and is increased by subsequent Purchase Payments in the first Benefit Year, if any. We will not accept subsequent Purchase Payments after the first contract anniversary.

In addition, if you do not take any withdrawals prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is the a specified percentage of the first Benefit Year's Purchase Payments according to the table shown in the GLOSSARY OF LIVING BENEFIT TERMS above.

Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. PLEASE SEE "HOW DO INCREASES TO THE INCOME BASE WORK UNDER POLARIS INCOME PLUS DAILY?" BELOW.



                                       42



What are the differences between Polaris Income Plus and Polaris Income Plus Daily?



  LIVING BENEFIT
    PARAMETER         POLARIS INCOME PLUS       POLARIS INCOME PLUS DAILY
 Initial Annual       1.00% One Covered         1.15% One Covered Person
 Fee                        Person              1.35% Two Covered Persons
                      1.25% Two Covered
                           Persons
 Minimum Income         Minimum Income           Range of Minimum Income
 Base                  Base Percentage:          Base Percentage: 105% -
                             200%                         175%
                        Minimum Income             Minimum Income Base
                    Base Period: 12 years     Period: Years 1-15; upon the
                    if no withdrawals are     first withdrawal, no further
                            taken              adjustments are made to the
                                                   Minimum Income Base
 Income Credit          Income Credit                      N/A
                    available in first 12
                     Benefit Years - the
                       Income Credit is
                       REDUCED in years
                       withdrawals are
                            taken
 Frequency of               Annual                        Daily
 Step-up Values
 Investment          10% in Secure Value           10% in Secure Value
 Requirements              Account                       Account
                       90% in Variable         90% in Variable Portfolios
                          Portfolios             (total of 35 investment
                         (total of 18                   options)
                     investment options)



POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit. If you elect Polaris Income Plus, you may choose from Income Options 1, 2 or 3.

The annual Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.

POLARIS INCOME PLUS DAILY(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the first Benefit Year's Purchase Payments. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. The Minimum Income Base structure differs from that which is available on Polaris Income Plus. If you elect Polaris Income Plus Daily, you may choose from Income Options 1, 2, or 3.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.


What determines the amount I can receive each year?

The amount that you receive depends on which living benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


                                       43




MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


POLARIS INCOME PLUS


        NUMBER OF COVERED PERSONS                POLARIS              POLARIS             POLARIS
        AND AGE OF COVERED PERSON              INCOME PLUS          INCOME PLUS         INCOME PLUS
         AT FIRST WITHDRAWAL(1)              INCOME OPTION 1      INCOME OPTION 2     INCOME OPTION 3
 One Covered Person (Age 45 - 59)          4.0%  /  3.0%(2)     4.0%  /  3.0%(2)     3.25%  /  3.25%
 One Covered Person (Age 60 - 64)          5.0%  /  3.0%(2)     5.0%  /  3.0%(2)     3.75%  /  3.75%
 One Covered Person (Age 65 - 71)            6.5%  /  4.0%        7.5%  /  3.0%      5.25%  /  5.25%
 One Covered Person (Age 72 and Older)       7.0%  /  4.0%        8.0%  /  3.0%       5.5%  /  5.5%
 Two Covered Persons (Age 45 - 59)         3.5%  /  3.0%(3)     3.5%  /  3.0%(3)      3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)         4.5%  /  3.0%(3)     4.5%  /  3.0%(3)      3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)           6.0%  /  4.0%        7.0%  /  3.0%      4.75%  /  4.75%
 Two Covered Persons (Age 72 and Older)      6.5%  /  4.0%        7.5%  /  3.0%       5.0%  /  5.0%

POLARIS INCOME PLUS DAILY


        NUMBER OF COVERED PERSON              POLARIS INCOME         POLARIS INCOME       POLARIS INCOME
        AND AGE OF COVERED PERSON               PLUS DAILY             PLUS DAILY           PLUS DAILY
         AT FIRST WITHDRAWAL(1)               INCOME OPTION 1        INCOME OPTION 2      INCOME OPTION 3
 One Covered Person (Age 45 - 59)          3.75%  /  2.75%(4)     3.75%  /  2.75%(4)      3.0%  /  3.0%
 One Covered Person (Age 60 - 64)          4.75%  /  2.75%(4)     4.75%  /  2.75%(4)     3.50%  /  3.50%
 One Covered Person (Age 65 - 71)             6.5%  /  4.0%          7.5%  /  3.0%       5.25%  /  5.25%
 One Covered Person (Age 72 and Older)        7.0%  /  4.0%          8.0%  /  3.0%        5.5%  /  5.5%
 Two Covered Persons (Age 45 - 59)         3.25%  /  2.75%(5)     3.25%  /  2.75%(5)     2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)         4.25%  /  2.75%(5)     4.25%  /  2.75%(5)     3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)            6.0%  /  4.0%          7.0%  /  3.0%       4.75%  /  4.75%
 Two Covered Persons (Age 72 and Older)       6.5%  /  4.0%          7.5%  /  3.0%        5.0%  /  5.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.




                                       44



Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:



 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios, except as otherwise noted:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA American Funds VCP Managed Allocation*
                  SA BlackRock VCP Global Multi Asset*
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA Invesco VCP Equity-Income*
                  SA JPMorgan MFS Core Bond
                  SA PIMCO VCP Tactical Balanced*
                  SA Schroders VCP Global Allocation*
                  SA T. Rowe Price VCP Balanced*
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  DCA FIXED ACCOUNTS**
                  6-Month DCA
                  1-Year DCA
                  * You may invest up to a maximum of 50% in each of
                  these Variable Portfolios.
                  ** You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.


                                       45



INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with the following:



 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios:
                  INDIVIDUALLY MANAGED ASSET ALLOCATION
                  PORTFOLIOS:
                  SA American Funds Asset Allocation
                  SA BlackRock Multi-Asset Income
                  SA Goldman Sachs Multi-Asset Insights
                  SA JPMorgan Diversified Balanced
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified Growth
                  SA T. Rowe Price Asset Allocation Growth
                  Portfolio
                  SA Wellington Strategic Multi-Asset Income
                  ACTIVELY MANAGED FUND-OF-FUNDS:
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  FIXED INCOME AND MONEY MARKET PORTFOLIOS:
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA JPMorgan MFS Core Bond
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  INDEX FUND-OF-FUNDS PORTFOLIOS
                  SA Global Index Allocation 90/10
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 60/40
                  SA Index Allocation 90/10
                  SA Index Allocation 80/20
                  SA Index Allocation 60/40
                  VOLATILITY CONTROL PORTFOLIOS:
                  SA American Funds VCP Managed Allocation
                  SA BlackRock VCP Global Multi Asset
                  SA Invesco VCP Equity-Income
                  SA PIMCO VCP Tactical Balanced
                  SA Schroders VCP Global Allocation
                  SA T. Rowe Price VCP Balanced
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  DCA FIXED ACCOUNTS*
                  6-Month DCA
                  1-Year DCA
                  * You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.


How do my investment requirements impact my feature and contract?

Before you elect a living benefit, you should carefully consider whether the investment requirements associated with the living benefits meet your investment objectives and risk tolerance.


The investment requirements may reduce the need to rely on the guarantees provided by these living benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee. PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.


To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secure Value Account will not change for the life of your contract.



REBALANCING AND INVESTMENT REQUIREMENTS


We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers, and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.



                                       46



Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.


You may not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.



What are the factors used to calculate Polaris Income Plus?

The benefit offered by Polaris Income Plus is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.


FOURTH, if you do not take a withdrawal prior to the 12th Benefit Year Anniversary, the guaranteed MINIMUM INCOME BASE amount will be available in the Income Base calculation on the 12th Benefit Year Anniversary. The Minimum Income Base amount is calculated as a percentage of Purchase Payments received during the first Benefit Year. This percentage is provided above in the Glossary of Living Benefit Defined Terms. If you take a withdrawal prior to the 12th Benefit Year Anniversary, you will not be eligible to receive the increase to the Income Base.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

The Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. If no withdrawals are taken during the Benefit Year, the Income Credit Percentage is not reduced. The Income Credit Percentage is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you are age 65 and elected Polaris Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you are age 65 and elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).


The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally,


                                       47




if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, if any. Excess Withdrawals are withdrawals taken that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base and Income Credit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base and Income Credit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" BELOW.


PLEASE SEE APPENDIX D FOR DETAILED NUMERICAL EXAMPLES OF YOUR LIVING BENEFIT.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.


FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, if you do not take any withdrawals prior to 15th Benefit Year Anniversary, an annual Minimum Income Base Percentage of 5% will be applied to Purchase Payments received prior to the first Benefit Year Anniversary. Further, if you take a withdrawal during the Minimum Income Base period of 15 years, you are no longer eligible for adjustments to your Income Base based on the percentages provided above in the GLOSSARY OF LIVING BENEFIT TERMS.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by four factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Step-up Value is achieved on or after the Covered Person(s) 65th birthday.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, if any. Excess Withdrawals are withdrawals taken that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How do increases to the Income Base and Income Credit Base work under Polaris Income Plus?


On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.


On each Benefit Year Anniversary during the Income Credit Period, if the Income Base is increased to a Highest Anniversary Value, the Income Credit Base is also automatically increased to that Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.


Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES,


                                       48



YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.



How do increases to the Income Base work under Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value and by subsequent Purchase Payments received in the first Benefit Year, if any. Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.


AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.


AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary. If one or more Excess Withdrawals have been taken in that Benefit Year, the Income Base is increased on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Excess Withdrawal.

PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME
PLUS?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS
DAILY?"BELOW.


What are the effects of withdrawals on Polaris Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of any withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.


Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


For example, assume that your contract value is $106,000, your Income Base and Income Credit Base are $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base and Income Credit Base will be reduced to $114,000 as follows: $120,000 x {1 - [($11,000 -
$6,000)/($106,000 - $6,000)]} = $114,000.


The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is


                                       49



     calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these living benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Partial withdrawals under these living benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What are the effects of withdrawals on Polaris Income Plus Daily?


The Maximum Annual Withdrawal Amount, the Income Base and the Purchase Payment(s) used in the calculation of the Minimum Income Base may change over time as a result of the timing and amount of any withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.


Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base will be reduced to $114,000 as follows:
$120,000 x {1 - [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.


The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value.


What is the fee for Polaris Income Plus and Polaris Income Plus Daily?


The fee for Polaris Income Plus and Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE APPENDIX E -



                                       50




STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:



POLARIS INCOME PLUS FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.00%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).


POLARIS INCOME PLUS DAILY FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.15%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY FEE.

For Polaris Income Plus, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. PLEASE NOTE THAT THIS MEANS THE ADDITION OF AN INCOME CREDIT WILL LEAD TO PAYING A HIGHER FEE IN ANY GIVEN PERIOD THAN WITHOUT THE ADDITION OF THE INCOME CREDIT, AND IN CERTAIN INSTANCES, THE VALUE OF THE INCOME CREDIT MAY BE MORE THAN OFFSET BY THE AMOUNT OF THE FEE. YOU WILL BE ASSESSED A NON-REFUNDABLE FEE EACH QUARTER REGARDLESS OF WHETHER OR NOT YOU TAKE ANY WITHDRAWALS.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.


If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Fee rates and the non-discretionary formula have changed if your contract was issued prior to October 9, 2017. PLEASE SEE APPENDIX F -- LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018, FOR APPLICABLE FEES.



What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.


If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.



                                       51



In addition, for Polaris Income Plus, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


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                        ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
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When and how may I elect a Living Benefit?


You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the living benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              45              80
      Joint Owners(1)           45              80

POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
 NON-QUALIFIED:
 Joint Owners(2)              45          80          45          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the living benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.


We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.


                                       52




What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person and if the contract value is greater than zero?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:



     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2.   Continue the contract, without the Living Benefit.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons and if the contract value is greater than zero?


If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:


     1. Make a death claim, which terminates the Living Benefit and the contract; or



     2. Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.

Note: If the contract value goes to zero due to: a) a withdrawal taken within the parameters of the Living Benefit, the Spousal Beneficiary can continue the Living Benefit as the surviving Covered Person with the current Protected Income Payment for their lifetime or b) an Excess Withdrawal, the Living Benefit and contract will terminate, and the Spousal Beneficiary cannot continue the contract.

The components of the living benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the living benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES POLARIS INCOME PLUS WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY WORK?" ABOVE.



FOR POLARIS INCOME PLUS ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


FOR POLARIS INCOME PLUS DAILY ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"


Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW.


What happens to my Living Benefit upon the Latest Annuity Date?


On the Latest Annuity Date if the contract value is greater than zero, you must select one of the following options:

     1.   Annuitize by selecting from choices a. or b. below:



          a. elect to begin one of the Annuity Income Payment Options set forth in your Contract. If you choose this option, we will apply the contract value to provide annuity income payments as described under ANNUITY INCOME OPTIONS; or



          b. elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date; or

     2.   Fully surrender your Contract

Note: Under 1b) upon annuitization you will receive the applicable Maximum Annual Withdrawal Amount for a fixed period while you are alive. The fixed period is determined by dividing the contract value as of the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by then applicable Protected Income Payment Percentage, paid until the death(s) of all Covered Person(s). The amount of each such payment will equal the Protected Income Payment amount divided according to the payment frequency you selected.

An election under option 1 above converts your contract value to an Annuitization payable through a series of payments as described above. Once the selected Annuitization begins, all other benefits under your Contract, will be terminated, transfers may no longer be made, a death benefit is no longer payable, and the Living Benefit Fee will no longer be deducted. If you do not select an option listed above by the Latest Annuity Date, we will automatically begin making payments, which would equal to



                                       53




the Maximum Annual Withdrawal Amount as long as the contract value is greater than zero, or the Protected Income Payment if the contract values goes to zero, in accordance with option 1b) above, divided equally and paid on a monthly frequency until the death(s) of all of the last named Covered Person(s).



Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus or Polaris Income Plus Daily?

Amounts allocated to the Secure Value Account will be automatically transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.



Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or


      (iv) An Excess Withdrawal that reduces the Contract Value and Income Base to zero; or

      (v) Death of the Covered Person, if only one is elected; or, if two Covered Persons are elected, death of the surviving Covered Person; or

      (vi) A change that removes all Covered Persons from the contract except as noted below under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"; or

      (vii)      A Change of the Owner or Assignment; or

      (viii)     You elect to cancel Your Living Benefit.


If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the living benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the living benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However,


                                       54



the remaining Covered Person may choose to terminate the living benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.


Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


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   MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE
                          SECOND EXTENSION PARAMETERS

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The information below is important to you if you purchased a contract between MAY 4, 2009 AND JANUARY 18, 2010 and you elected the MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS living benefit or if you purchased a contract between MAY 4, 2009 AND JANUARY 20, 2012 and you elected the MARKETLOCK FOR LIFE living benefit. As described in the prospectus you received when you purchased the contract, the first Income Base Evaluation Period and first Income Credit Period (not applicable to MarketLock For Life) ends after the fifth contract year. On or about your fifth contract anniversary you had an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period, if applicable, (the "Extension") for an additional five years. If you elected the first Extension, you will have the opportunity to elect a second Extension on or about your tenth contract anniversary. In choosing the second Extension, only the Income Base Evaluation Period will extend for an additional five years, the Income Credit Period will no longer continue, and your fee will change as detailed below. No other parameters or terms of your current benefit, including investment requirements, will change as a result of the second Extension. If you elect the second Extension, we will send you a new contract endorsement.

If you do not wish to elect the second Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements that applied upon the first Extension. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock for Life). Please note that if you did not elect the first Extension when it was offered, you will not be permitted to extend the Income Base Evaluation Period at this time. If you are eligible for but do not elect this second Extension, you will not be eligible for any subsequent Extensions in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

As a reminder, you also have the option to cancel your MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit on your tenth anniversary, or any anniversary thereafter. If you elect to cancel your feature, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

For information on the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit you elected at the time you purchased your contract, please see APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018. Please see APPENDIX J - MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE EXTENSION PARAMETERS for first extension parameters.


How do I elect the second Extension?

If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension are detailed below. The Income Base Evaluation Period may be extended for an additional 5 year period, however the Income Credit Period will no longer continue.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.


What is the fee if I elect the second Extension?

If you elect MARKETLOCK INCOME PLUS SECOND EXTENSION, the fee for the living benefit will be increased by 0.05% as follows:




                     CURRENT ANNUALIZED
                      FEE AFTER FIRST      ANNUALIZED FEE AFTER
                         EXTENSION           SECOND EXTENSION
                      (calculated as a       (calculated as a
    NUMBER OF          percentage of        percentage of the
 COVERED PERSONS      the Income Base)         Income Base)
        One                1.20%                  1.25%
        Two                1.45%                  1.50%



If you elect MARKETLOCK FOR LIFE PLUS SECOND EXTENSION, the fee for the living benefit will be increased by 0.05% as follows:




                     CURRENT ANNUALIZED
                      FEE AFTER FIRST      ANNUALIZED FEE AFTER
                         EXTENSION           SECOND EXTENSION
                      (calculated as a       (calculated as a
    NUMBER OF          percentage of        percentage of the
 COVERED PERSONS      the Income Base)         Income Base)
        One                1.20%                  1.25%
        Two                1.45%                  1.50%


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If you elect MARKETLOCK FOR LIFE SECOND EXTENSION, the fee for the living benefit will be increased by 0.05% as follows:




                     CURRENT ANNUALIZED     ANNUALIZED FEE AFTER
                             FEE                 EXTENSION
                      (calculated as a        (calculated as a
    NUMBER OF           percentage of        percentage of the
 COVERED PERSONS      the Income Base)          Income Base)
        One                0.95%                   1.00%
        Two                1.20%                   1.25%



What are the investment requirements if I elect the second Extension?

If you elect the second Extension for MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS or MARKETLOCK FOR LIFE, the investment requirements will not change from those that currently apply to the first Extension. Your assets must remain allocated in accordance with one of the following options:




 Option 1     Up to 100% in one or more of the following:
              SA DFA Ultra Short Bond
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
 Option 2 At least 50% and up to 100% in one or more of the following:
              SA DFA Ultra Short Bond
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
              Up to 50% in one or more of the following Variable
              Portfolios:
              Franklin Income VIP Fund
              SA Allocation Balanced
              SA Allocation Moderate
              SA Allocation Moderate Growth
              SA American Funds Asset Allocation
              SA JPMorgan Diversified Balanced
              SA MFS Total Return
              SA PGI Asset Allocation
 Option 3     25% SA VCP Dynamic Allocation and
              25% SA VCP Dynamic Strategy and
              50% in one of the following Allocations*:
              Allocation 1, Allocation 2 or Allocation 3 or
              Combination Allocations*:
              Combination Allocation 1, Combination Allocation 2
              or Combination Allocation 3
              * Please see the allocations for the formerly available Polaris
              Portfolio Allocator Models and 50%-50% Combination
              Models in APPENDIX I -- POLARIS PORTFOLIO
              ALLOCATOR PROGRAM and 50%-50% COMBINATION
              MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR
              TO FEBRUARY 6, 2017.
 Option 4 At least 50% and up to 100% in one or more of the following:
              SA DFA Ultra Short Bond
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
              Up to 50% in accordance with the requirements outlined in the table below:





   INVESTMENT        INVESTMENT         VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. BOND, CASH     Minimum 15%     SA Federated Corporate Bond
  AND FIXED        Maximum 50%     SA Goldman Sachs Global Bond
  ACCOUNTS                         SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real
                                   ReturnFIXED ACCOUNTS
                                   1-Year Fixed (if available)


                                       56





  INVESTMENT      INVESTMENT           VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT          AND/OR FIXED ACCOUNTS
 B. EQUITY       Minimum 0%     Franklin Allocation VIP Fund
  MAXIMUM       Maximum 35%     Franklin Income VIP Fund
                                Invesco V.I. American Franchise
                                Fund
                                Invesco V.I. Comstock Fund
                                Invesco V.I. Growth and Income
                                Fund
                                Lord Abbett Growth and Income
                                SA AB Growth
                                SA AB Small & Mid Cap Value
                                SA Allocation Balanced
                                SA Allocation Growth
                                SA Allocation Moderate
                                SA Allocation Moderate Growth
                                SA American Funds Asset
                                Allocation
                                SA American Funds Global
                                Growth
                                SA American Funds Growth
                                SA American Funds
                                Growth-Income
                                SA Dogs of Wall Street
                                SA Janus Focused Growth
                                SA JPMorgan Diversified
                                Balanced
                                SA JPMorgan Equity-Income
                                SA JPMorgan Global Equities
                                SA Legg Mason BW Large Cap
                                Value
                                SA MFS Blue Chip Growth
                                SA MFS Massachusetts
                                Investors Trust
                                SA MFS Total Return
                                SA Morgan Stanley
                                International Equities
                                SA Oppenheimer Main Street
                                Large Cap
                                SA PGI Asset Allocation
                                SA PineBridge High-Yield Bond
                                SA Putnam International
                                Growth and Income
                                SA Templeton Foreign Value
                                SA Wellington Capital
                                Appreciation
                                SA WellsCap Aggressive Growth
 C. LIMITED      Minimum 0%     SA Columbia Technology
  EQUITY         Maximum 5%     SA Fidelity Institutional AM(R)
                                Real Estate
                                SA Franklin Small Company
                                Value
                                SA Invesco Growth
                                Opportunities
                                SA JPMorgan Emerging
                                Markets
                                SA JPMorgan Mid-Cap Growth


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                                 DEATH BENEFITS
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You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

Certain death benefit options are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2017, PLEASE SEE APPENDIX G FOR DETAILS REGARDING THOSE DEATH BENEFIT OPTIONS.

We do not pay a death benefit if:

     o     your contract value is reduced to zero; or

     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.



           OWNER               PAYABLE UPON DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant


BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.

     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.

     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.

     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.


                                       57




     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or

     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     (3) A written statement by a medical doctor who attended the deceased at the time of death.

When Death Benefits are Calculated


     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.


If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.


If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or

     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or

     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program, if available. The Extended Legacy Program may not be elected in conjunction with any other settlement option.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:

     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.

     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.

     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.


                                       58



     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.

We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:

     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.

Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.

The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010.


Restrictions on Extended Legacy Program

     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.

     o Living benefits and optional death benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.

     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.

     o The contract may not be assigned and ownership may not be changed or jointly owned.

     o Any Fixed Accounts and/or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment.


Expenses

We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.

Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT CHARGES.

Investment Options

     o     The Beneficiary may transfer funds among the available Variable
           Portfolios;

     o     Variable Portfolios may differ from those available to the original
           Owner;

     o Variable Portfolios may be of a different share class subject to higher 12b-1 fees; and

     o Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be offered the same Variable Portfolios as the original Owner.


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company.

     o The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.

     o The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.

     o Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

     o Upon your death, your designated Beneficiary will receive the Contract Value death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:

     o     Inherited Account and Required Minimum Distribution Election Form;
           AND

     o     New contract application

Restrictions on Inherited Account Program


     o No Purchase Payments are permitted after the contract has been issued.

     o Optional Living Benefits cannot be elected under the Inherited Account Program.

     o The contract may not be assigned and ownership may not be changed or jointly owned.


Expenses

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.


                                       59



Investment Options

All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a living benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday , the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a living benefit feature.


DEATH BENEFIT OPTIONS


CONTRACT VALUE DEATH BENEFIT

The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation.

The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the living benefits described above.

Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please note that not all Death Benefit options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT

For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same


                                       60



              proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

The Maximum Anniversary death benefit may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:

     o Generally, the contract, its benefits and elected features, if any, remain the same.

     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.

     o Continuing Spouse may not terminate the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit if elected at contract issue.

     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.

We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.

We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to


                                       61



continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.


The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.


PLEASE SEE APPENDIX G - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR DETAILS REGARDING THOSE BENEFITS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee

     o     Optional Early Access Feature Fee


Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES........ 1.15%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.


WITHDRAWAL CHARGES


The contract provides a penalty-free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty-free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.


We apply a withdrawal charge schedule to each Purchase Payment you contribute to the contract. A withdrawal charge does not apply to each Purchase Payment after it has been in the contract for four complete years if Early Access is elected, or seven complete years if the Early Access feature is not elected. The withdrawal charge percentage declines over time for each Purchase Payment in the contract.


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WITHDRAWAL CHARGE WITH ELECTION OF THE EARLY ACCESS FEATURE:



YEARS SINCE PURCHASE PAYMENT RECEIPT     1    2    3    4   5+
 WITHDRAWAL CHARGE                     8%   7%   6%   5%   0%


WITHDRAWAL CHARGE WITHOUT THE ELECTION OF EARLY ACCESS:



YEARS SINCE PURCHASE PAYMENT RECEIPT     1    2    3    4    5    6    7   8+
 WITHDRAWAL CHARGE                     8%   7%   6%   5%   4%   3%   2%   0%


IF YOUR CONTRACT WAS ISSUED PRIOR TO JULY 18, 2011, PLEASE SEE APPENDIX H FOR THE WITHDRAWAL CHARGE SCHEDULE.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Funds. If you invest in a Master Fund, as identified under INVESTMENT OPTIONS above, the Accumulation Unit value will also reflect the investment management fee and other expenses of the corresponding Master Fund.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.


There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, and Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


PLEASE SEE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.



TRANSFER FEE


After 15 Transfers..... $25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.

In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.



OPTIONAL LIVING BENEFIT FEES
The living benefit fees will be calculated as a percentage of the Income Base for all years in which the living benefits are in effect. The fee depends on whether you elect to cover one or two lives. The living benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.


                                       63



The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the living benefit has been cancelled, the fee will no longer be assessed.
We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next
Benefit Quarter Anniversaries.

Fee rates and the non-discretionary formula have changed if your contract was issued prior to October 9, 2017. PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018, FOR APPLICABLE FEES.


POLARIS INCOME PLUS


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.00%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%

* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).


POLARIS INCOME PLUS DAILY


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.15%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.

Any fee adjustment is based on a non-discretionary formula tied to the VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY FEE.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT FEE

If you elect the Return of Purchase Payment death benefit, the annualized fee is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

If you elect the Maximum Anniversary Value death benefit, the fee is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s).


OPTIONAL EARLY ACCESS FEATURE FEE

The annualized fee for the optional Early Access feature is 0.40% of the average daily ending net asset value allocated to the Variable Portfolios. This fee is no longer assessed after four contract years.


 CONTRACT YEAR                         1-4       5+
 OPTIONAL EARLY ACCESS FEATURE FEE    0.40%     none

PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.



INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED


Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship



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existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% (5.00% if you elected Early Access) of the initial Purchase Payment.


Certain broker-dealers may limit crediting this additional amount to employees only.


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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.20% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2018 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we


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anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by


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completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday. At your request, for contracts issued in the state of New York, we can extend the Accumulation Phase from when you are age 90 to the first NYSE business day of the month following your 95th birthday. For example, if your 95th birthday is July 8, 2016, the first NYSE business day of the following month would be Monday, August 1, 2016. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?


If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether taking annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.



ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made.



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


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ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective


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application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.

     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)

     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

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     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).

DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


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Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or

    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.


REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for


                                       71



this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.


WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


                                       72



Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.


QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.


DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.


                                       73



There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.


                                       74




American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these


                                       75



risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570

Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS


We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our



                                       76




service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of administrative and technical controls and other preventative actions to reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2019, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
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                                                                                      FISCAL          FISCAL
                                                                                       YEAR            YEAR
                                                                   INCEPTION TO       ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10        12/31/11
================================================================= ============== =============== ===============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$6.607      (a)$8.523       (a)$9.275
                                                                  (b)$6.606      (b)$8.443       (b)$9.089
 Ending AUV...................................................... (a)$8.523      (a)$9.275       (a)$9.014
                                                                   (b)$8.443        (b)$9.089       (b)$8.772
 Ending Number of AUs............................................ (a)143,175     (a)305,497      (a)583,043
                                                                  (b)16          (b)15           (b)13,720

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.300        (a)$9.454      (a)$10.514
                                                                   (b)$7.298        (b)$9.378      (b)$10.363
 Ending AUV......................................................  (a)$9.454       (a)$10.514      (a)$10.625
                                                                   (b)$9.378       (b)$10.363      (b)$10.405
 Ending Number of AUs............................................ (a)39,082      (a)587,958      (a)1,614,375
                                                                  (b)2,742       (b)5,099        (b)35,105

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GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A          (a)N/A
                                                                  (b)N/A         (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A          (a)N/A
                                                                  (b)N/A         (b)N/A          (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A          (a)N/A
                                                                  (b)N/A         (b)N/A          (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.461       (a)$10.054      (a)$11.863
                                                                   (b)$7.459        (b)$9.982      (b)$11.658
 Ending AUV...................................................... (a)$10.054       (a)$11.863      (a)$10.961
                                                                   (b)$9.982       (b)$11.658      (b)$10.623
 Ending Number of AUs............................................ (a)4,003       (a)54,048       (a)132,872
                                                                  (b)3,929       (b)9            (b)4,937

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.362        (a)$8.362       (a)$9.549
                                                                   (b)$6.360        (b)$8.311       (b)$9.430
 Ending AUV......................................................  (a)$8.362        (a)$9.549       (a)$9.227
                                                                   (b)$8.311        (b)$9.430       (b)$9.053
 Ending Number of AUs............................................ (a)149,295     (a)1,361,769    (a)3,289,778
                                                                  (b)21,196      (b)44,446       (b)82,099

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.868        (a)$8.977       (a)$9.941
                                                                   (b)$6.866        (b)$8.920       (b)$9.814
 Ending AUV......................................................  (a)$8.977        (a)$9.941       (a)$9.590
                                                                   (b)$8.920        (b)$9.814       (b)$9.406
 Ending Number of AUs............................................ (a)159,241     (a)1,543,848    (a)3,878,109
                                                                  (b)18,694      (b)69,419       (b)110,493

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.314        (a)$7.910       (a)$9.167
                                                                   (b)$6.313        (b)$7.867       (b)$9.058
 Ending AUV......................................................  (a)$7.910        (a)$9.167       (a)$8.498
                                                                   (b)$7.867        (b)$9.058       (b)$8.343
 Ending Number of AUs............................................ (a)88,350      (a)677,384      (a)1,866,796
                                                                  (b)5,286       (b)18,975       (b)50,607

------------------------------------------------------------------



                                                                       FISCAL            FISCAL            FISCAL
                                                                        YEAR              YEAR              YEAR
                                                                        ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/12          12/31/13          12/31/14
================================================================= ================ ================= =================
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$9.014        (a)$10.261        (a)$12.538
                                                                  (b)$8.772        (b)$9.922         (b)$12.044
 Ending AUV...................................................... (a)$10.261       (a)$12.538        (a)$12.728
                                                                      (b)$9.922        (b)$12.044        (b)$12.148
 Ending Number of AUs............................................ (a)555,601       (a)617,081        (a)755,589
                                                                  (b)13,350        (b)17,141         (b)14,720

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$10.625        (a)$11.815        (a)$13.289
                                                                     (b)$10.405        (b)$11.494        (b)$12.845
 Ending AUV......................................................    (a)$11.815        (a)$13.289        (a)$13.723
                                                                     (b)$11.494        (b)$12.845        (b)$13.179
 Ending Number of AUs............................................ (a)2,098,825     (a)2,132,029      (a)2,363,425
                                                                  (b)29,071        (b)32,331         (b)26,318

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$10.961        (a)$12.269        (a)$16.931
                                                                     (b)$10.623        (b)$11.813        (b)$16.035
 Ending AUV......................................................    (a)$12.269        (a)$16.931        (a)$18.078
                                                                     (b)$11.813        (b)$16.035        (b)$17.010
 Ending Number of AUs............................................ (a)123,702       (a)109,309        (a)114,164
                                                                  (b)623           (b)0              (b)0

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$9.227        (a)$10.832        (a)$14.505
                                                                      (b)$9.053        (b)$10.558        (b)$14.047
 Ending AUV......................................................    (a)$10.832        (a)$14.505        (a)$15.620
                                                                     (b)$10.558        (b)$14.047        (b)$15.029
 Ending Number of AUs............................................ (a)3,527,130     (a)3,272,884      (a)3,241,381
                                                                  (b)92,931        (b)85,731         (b)78,531

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$9.590        (a)$10.824        (a)$14.294
                                                                      (b)$9.406        (b)$10.548        (b)$13.839
 Ending AUV......................................................    (a)$10.824        (a)$14.294        (a)$15.515
                                                                     (b)$10.548        (b)$13.839        (b)$14.924
 Ending Number of AUs............................................ (a)4,391,782     (a)3,990,342      (a)3,854,008
                                                                  (b)110,609       (b)102,557        (b)96,992

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$8.498         (a)$9.402        (a)$12.613
                                                                      (b)$8.343         (b)$9.171        (b)$12.223
 Ending AUV......................................................     (a)$9.402        (a)$12.613        (a)$13.403
                                                                      (b)$9.171        (b)$12.223        (b)$12.905
 Ending Number of AUs............................................ (a)2,173,904     (a)1,888,694      (a)1,734,729
                                                                  (b)53,403        (b)46,751         (b)41,253

------------------------------------------------------------------



                                                                        FISCAL            FISCAL           FISCAL
                                                                         YEAR              YEAR             YEAR
                                                                        ENDED             ENDED            ENDED
VARIABLE PORTFOLIOS                                                    12/31/15          12/31/16         12/31/17
================================================================= ================= ================= ===============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.728        (a)$11.783        (a)$13.165
                                                                  (b)$12.148        (b)$11.173        (b)$12.403
 Ending AUV...................................................... (a)$11.783        (a)$13.165        (a)$10.813
                                                                      (b)$11.173        (b)$12.403      (b)$10.773
 Ending Number of AUs............................................ (a)616,339        (a)551,897        (a)15
                                                                  (b)14,317         (b)13,132         (b)14

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$13.723        (a)$12.590      (a)$14.171
                                                                      (b)$13.179        (b)$12.012      (b)$13.433
 Ending AUV......................................................     (a)$12.590        (a)$14.171      (a)$15.566
                                                                      (b)$12.012        (b)$13.433      (b)$14.449
 Ending Number of AUs............................................ (a)2,356,364      (a)2,253,529      (a)0
                                                                  (b)27,764         (b)25,803         (b)21,232

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A            (a)N/A               (a)$9.917
                                                                  (b)N/A            (b)N/A               (b)$9.875
 Ending AUV...................................................... (a)N/A                 (a)$9.917       (a)$9.863
                                                                  (b)N/A                 (b)$9.875       (b)$9.733
 Ending Number of AUs............................................ (a)N/A            (a)3,170,077      (a)274,196
                                                                  (b)N/A            (b)160,945        (b)0

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$18.078        (a)$18.692      (a)$18.823
                                                                      (b)$17.010        (b)$17.474      (b)$17.483
 Ending AUV......................................................     (a)$18.692        (a)$18.823      (a)$24.145
                                                                      (b)$17.474        (b)$17.483      (b)$21.781
 Ending Number of AUs............................................ (a)95,315         (a)106,404        (a)0
                                                                  (b)0              (b)2,118          (b)2,118

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$15.620        (a)$14.464      (a)$16.703
                                                                      (b)$15.029        (b)$13.826      (b)$15.863
 Ending AUV......................................................     (a)$14.464        (a)$16.703      (a)$19.826
                                                                      (b)$13.826        (b)$15.863      (b)$18.292
 Ending Number of AUs............................................ (a)3,343,626      (a)3,215,414      (a)0
                                                                  (b)72,075         (b)63,316         (b)55,575

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$15.515        (a)$14.807      (a)$17.456
                                                                      (b)$14.924        (b)$14.151      (b)$16.575
 Ending AUV......................................................     (a)$14.807        (a)$17.456      (a)$20.108
                                                                      (b)$14.151        (b)$16.575      (b)$18.538
 Ending Number of AUs............................................ (a)3,840,233      (a)3,636,060      (a)0
                                                                  (b)93,976         (b)82,413         (b)65,944

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................     (a)$13.403        (a)$12.851      (a)$14.857
                                                                      (b)$12.905        (b)$12.293      (b)$14.120
 Ending AUV......................................................     (a)$12.851        (a)$14.857      (a)$17.073
                                                                      (b)$12.293        (b)$14.120      (b)$15.701
 Ending Number of AUs............................................ (a)1,615,549      (a)1,403,219      (a)0
                                                                  (b)42,200         (b)37,910         (b)35,001

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ===============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP
FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.813
                                                                  (b)$10.773
 Ending AUV...................................................... (a)$13.204
                                                                    (b)$12.068
 Ending Number of AUs............................................ (a)14,524
                                                                  (b)12,350

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................   (a)$15.566
                                                                    (b)$14.449
 Ending AUV......................................................   (a)$14.725
                                                                    (b)$13.559
 Ending Number of AUs............................................ (a)13,532
                                                                  (b)21,012

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV...................................................    (a)$9.863
                                                                     (b)$9.733
 Ending AUV......................................................    (a)$9.894
                                                                     (b)$9.685
 Ending Number of AUs............................................ (a)499,593
                                                                  (b)13,967

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................   (a)$24.145
                                                                    (b)$21.781
 Ending AUV......................................................   (a)$22.939
                                                                    (b)$20.527
 Ending Number of AUs............................................ (a)778
                                                                  (b)0

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................   (a)$19.826
                                                                    (b)$18.292
 Ending AUV......................................................   (a)$17.174
                                                                    (b)$15.718
 Ending Number of AUs............................................ (a)14,851
                                                                  (b)53,341

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................   (a)$20.108
                                                                    (b)$18.538
 Ending AUV......................................................   (a)$17.175
                                                                    (b)$15.707
 Ending Number of AUs............................................ (a)11,057
                                                                  (b)59,865

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................   (a)$17.073
                                                                    (b)$15.701
 Ending AUV......................................................   (a)$15.503
                                                                    (b)$14.142
 Ending Number of AUs............................................ (a)1,568
                                                                  (b)21,686

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.466      (a)$9.759       (a)$10.592
                                                                   (b)$7.464      (b)$9.664       (b)$10.374
 Ending AUV......................................................  (a)$9.759     (a)$10.592       (a)$10.189
                                                                   (b)$9.664     (b)$10.374        (b)$9.892
 Ending Number of AUs............................................ (a)4,893       (a)31,223        (a)110,822
                                                                  (b)14          (b)14            (b)940

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.372      (a)$9.864       (a)$12.222
                                                                   (b)$7.371      (b)$9.800       (b)$12.063
 Ending AUV......................................................  (a)$9.864     (a)$12.222       (a)$11.073
                                                                   (b)$9.800     (b)$12.063       (b)$10.858
 Ending Number of AUs............................................ (a)149,907     (a)1,412,358     (a)3,884,706
                                                                  (b)16,288      (b)44,449        (b)96,712

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.759       (a)$11.481
                                                                  (b)N/A         (b)$10.548       (b)$11.180
 Ending AUV...................................................... (a)N/A         (a)$11.481       (a)$11.385
                                                                  (b)N/A         (b)$11.180       (b)$11.014
 Ending Number of AUs............................................ (a)N/A         (a)735,665       (a)2,126,800
                                                                  (b)N/A         (b)8,184         (b)20,339

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.215       (a)$11.173
                                                                  (b)N/A         (b)$10.016       (b)$10.874
 Ending AUV...................................................... (a)N/A         (a)$11.173       (a)$10.301
                                                                  (b)N/A         (b)$10.874        (b)$9.960
 Ending Number of AUs............................................ (a)N/A         (a)46,920        (a)226,663
                                                                  (b)N/A         (b)6,992         (b)45,099

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.303       (a)$11.155
                                                                  (b)N/A         (b)$10.100       (b)$10.863
 Ending AUV...................................................... (a)N/A         (a)$11.155       (a)$10.620
                                                                  (b)N/A         (b)$10.863       (b)$10.275
 Ending Number of AUs............................................ (a)N/A         (a)874,350       (a)2,789,887
                                                                  (b)N/A         (b)82,764        (b)108,968

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.617       (a)$11.425
                                                                  (b)N/A         (b)$10.410       (b)$11.133
 Ending AUV...................................................... (a)N/A         (a)$11.425       (a)$11.063
                                                                  (b)N/A         (b)$11.133       (b)$10.710
 Ending Number of AUs............................................ (a)N/A         (a)790,445       (a)2,921,500
                                                                  (b)N/A         (b)15,089        (b)36,886

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.675      (a)$9.248       (a)$10.223
                                                                   (b)$7.673      (b)$9.139       (b)$10.026
 Ending AUV......................................................  (a)$9.248     (a)$10.223       (a)$10.190
                                                                   (b)$9.139     (b)$10.026        (b)$9.929
 Ending Number of AUs............................................ (a)18,473      (a)661,124       (a)1,396,870
                                                                  (b)13          (b)17,259        (b)46,165

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.598     (a)$10.333       (a)$11.362
                                                                   (b)$7.597     (b)$10.269       (b)$11.219
 Ending AUV...................................................... (a)$10.333     (a)$11.362       (a)$10.190
                                                                  (b)$10.269     (b)$11.219        (b)$9.996
 Ending Number of AUs............................................ (a)214,389     (a)2,106,282     (a)5,656,679
                                                                  (b)23,265      (b)75,062        (b)141,456

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.189       (a)$11.698       (a)$15.831
                                                                   (b)$9.892       (b)$11.283       (b)$15.172
 Ending AUV...................................................... (a)$11.698       (a)$15.831       (a)$17.796
                                                                  (b)$11.283       (b)$15.172       (b)$16.944
 Ending Number of AUs............................................ (a)216,259       (a)193,980       (a)223,689
                                                                  (b)2,696         (b)2,766         (b)6,919

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.073       (a)$12.930       (a)$17.544
                                                                  (b)$10.858       (b)$12.597       (b)$16.982
 Ending AUV...................................................... (a)$12.930       (a)$17.544       (a)$18.852
                                                                  (b)$12.597       (b)$16.982       (b)$18.129
 Ending Number of AUs............................................ (a)4,290,770     (a)3,783,732     (a)3,499,705
                                                                  (b)103,332       (b)86,267        (b)77,530

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.385       (a)$12.441       (a)$13.691
                                                                  (b)$11.014       (b)$11.958       (b)$13.074
 Ending AUV...................................................... (a)$12.441       (a)$13.691       (a)$14.233
                                                                  (b)$11.958       (b)$13.074       (b)$13.504
 Ending Number of AUs............................................ (a)2,873,463     (a)2,837,507     (a)2,846,362
                                                                  (b)42,531        (b)44,150        (b)38,031

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$10.301       (a)$11.679       (a)$14.260
                                                                   (b)$9.960       (b)$11.220       (b)$13.610
 Ending AUV...................................................... (a)$11.679       (a)$14.260       (a)$14.812
                                                                  (b)$11.220       (b)$13.610       (b)$14.045
 Ending Number of AUs............................................ (a)225,686       (a)301,330       (a)349,567
                                                                  (b)39,944        (b)39,937        (b)43,889

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$10.620       (a)$11.834       (a)$13.702
                                                                  (b)$10.275       (b)$11.375       (b)$13.086
 Ending AUV...................................................... (a)$11.834       (a)$13.702       (a)$14.222
                                                                  (b)$11.375       (b)$13.086       (b)$13.494
 Ending Number of AUs............................................ (a)3,053,471     (a)3,290,803     (a)3,191,803
                                                                  (b)90,817        (b)76,316        (b)64,669

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.063       (a)$12.205       (a)$13.785
                                                                  (b)$10.710       (b)$11.739       (b)$13.174
 Ending AUV...................................................... (a)$12.205       (a)$13.785       (a)$14.323
                                                                  (b)$11.739       (b)$13.174       (b)$13.598
 Ending Number of AUs............................................ (a)3,693,297     (a)3,716,208     (a)3,864,912
                                                                  (b)56,257        (b)54,571        (b)63,426

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.190       (a)$11.646       (a)$14.182
                                                                   (b)$9.929       (b)$11.273       (b)$13.639
 Ending AUV...................................................... (a)$11.646       (a)$14.182       (a)$14.709
                                                                  (b)$11.273       (b)$13.639       (b)$14.055
 Ending Number of AUs............................................ (a)1,539,848     (a)1,712,107     (a)2,080,670
                                                                  (b)41,821        (b)39,774        (b)43,590

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.190       (a)$12.294       (a)$15.635
                                                                   (b)$9.996       (b)$11.983       (b)$15.141
 Ending AUV...................................................... (a)$12.294       (a)$15.635       (a)$15.737
                                                                  (b)$11.983       (b)$15.141       (b)$15.140
 Ending Number of AUs............................................ (a)5,825,024     (a)5,411,595     (a)5,344,542
                                                                  (b)137,526       (b)123,774       (b)115,537

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16         12/31/17
================================================================= ================ ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.796       (a)$19.495       (a)$19.736
                                                                  (b)$16.944       (b)$18.442       (b)$18.549
 Ending AUV...................................................... (a)$19.495       (a)$19.736       (a)$26.179
                                                                  (b)$18.442       (b)$18.549       (b)$23.954
 Ending Number of AUs............................................ (a)351,582       (a)368,391       (a)3,274
                                                                  (b)9,013         (b)6,998         (b)2,690

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$18.852       (a)$17.478       (a)$21.506
                                                                  (b)$18.129       (b)$16.700       (b)$20.415
 Ending AUV...................................................... (a)$17.478       (a)$21.506       (a)$24.499
                                                                  (b)$16.700       (b)$20.415       (b)$22.584
 Ending Number of AUs............................................ (a)3,520,275     (a)2,976,295     (a)2,802
                                                                  (b)77,139        (b)66,961        (b)57,709

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.233       (a)$13.862       (a)$14.400
                                                                  (b)$13.504       (b)$13.067       (b)$13.486
 Ending AUV...................................................... (a)$13.862       (a)$14.400       (a)$16.114
                                                                  (b)$13.067       (b)$13.486       (b)$14.618
 Ending Number of AUs............................................ (a)2,717,493     (a)2,722,154     (a)83,258
                                                                  (b)34,301        (b)29,394        (b)29,183

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.812       (a)$14.347       (a)$14.976
                                                                  (b)$14.045       (b)$13.516       (b)$14.018
 Ending AUV...................................................... (a)$14.347       (a)$14.976       (a)$17.883
                                                                  (b)$13.516       (b)$14.018       (b)$16.198
 Ending Number of AUs............................................ (a)387,275       (a)428,575       (a)323,529
                                                                  (b)22,807        (b)19,953        (b)20,578

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.222       (a)$13.794       (a)$14.386
                                                                  (b)$13.494       (b)$13.003       (b)$13.474
 Ending AUV...................................................... (a)$13.794       (a)$14.386       (a)$16.798
                                                                  (b)$13.003       (b)$13.474       (b)$15.216
 Ending Number of AUs............................................ (a)3,200,426     (a)3,156,859     (a)217,989
                                                                  (b)64,394        (b)29,480        (b)29,177

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.323       (a)$13.906       (a)$14.492
                                                                  (b)$13.598       (b)$13.118       (b)$13.582
 Ending AUV...................................................... (a)$13.906       (a)$14.492       (a)$16.655
                                                                  (b)$13.118       (b)$13.582       (b)$15.090
 Ending Number of AUs............................................ (a)4,027,290     (a)3,932,398     (a)80,224
                                                                  (b)61,587        (b)52,428        (b)39,410

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.709       (a)$14.677       (a)$15.806
                                                                  (b)$14.055       (b)$13.933       (b)$14.908
 Ending AUV...................................................... (a)$14.677       (a)$15.806       (a)$18.479
                                                                  (b)$13.933       (b)$14.908       (b)$16.944
 Ending Number of AUs............................................ (a)2,169,289     (a)3,716,504     (a)2,875,079
                                                                  (b)42,233        (b)39,509        (b)36,931

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.737       (a)$16.568       (a)$16.410
                                                                  (b)$15.140       (b)$15.837       (b)$15.585
 Ending AUV...................................................... (a)$16.568       (a)$16.410       (a)$21.726
                                                                  (b)$15.837       (b)$15.585       (b)$20.038
 Ending Number of AUs............................................ (a)4,916,395     (a)4,962,950     (a)1,242
                                                                  (b)100,942       (b)95,711        (b)81,342

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$26.179
                                                                  (b)$23.954
 Ending AUV...................................................... (a)$26.411
                                                                  (b)$23.972
 Ending Number of AUs............................................ (a)18,161
                                                                  (b)6,905

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$24.499
                                                                  (b)$22.584
 Ending AUV...................................................... (a)$20.507
                                                                  (b)$18.752
 Ending Number of AUs............................................ (a)18,969
                                                                  (b)49,440

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$16.114
                                                                  (b)$14.618
 Ending AUV...................................................... (a)$15.300
                                                                  (b)$13.769
 Ending Number of AUs............................................ (a)222,603
                                                                  (b)29,259

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$17.883
                                                                  (b)$16.198
 Ending AUV...................................................... (a)$16.405
                                                                  (b)$14.740
 Ending Number of AUs............................................ (a)1,055,651
                                                                  (b)19,086

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$16.798
                                                                  (b)$15.216
 Ending AUV...................................................... (a)$15.620
                                                                  (b)$14.035
 Ending Number of AUs............................................ (a)467,306
                                                                  (b)28,719

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$16.655
                                                                  (b)$15.090
 Ending AUV...................................................... (a)$15.647
                                                                  (b)$14.063
 Ending Number of AUs............................................ (a)254,860
                                                                  (b)32,858

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$18.479
                                                                  (b)$16.944
 Ending AUV...................................................... (a)$17.375
                                                                  (b)$15.804
 Ending Number of AUs............................................ (a)6,990,627
                                                                  (b)30,875

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$21.726
                                                                  (b)$20.038
 Ending AUV...................................................... (a)$19.484
                                                                  (b)$17.827
 Ending Number of AUs............................................ (a)34,417
                                                                  (b)71,292

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.814      (a)$8.806       (a)$10.285
                                                                   (b)$6.812      (b)$8.754       (b)$10.158
 Ending AUV......................................................  (a)$8.806     (a)$10.285        (a)$9.688
                                                                   (b)$8.754     (b)$10.158        (b)$9.506
 Ending Number of AUs............................................ (a)157,882     (a)1,025,186     (a)2,542,152
                                                                  (b)28,050      (b)100,608       (b)119,281

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.835      (a)$8.697        (a)$9.535
                                                                   (b)$6.833      (b)$8.645        (b)$9.417
 Ending AUV......................................................  (a)$8.697      (a)$9.535        (a)$9.210
                                                                   (b)$8.645      (b)$9.417        (b)$9.037
 Ending Number of AUs............................................ (a)53,285      (a)525,164       (a)1,586,603
                                                                  (b)19,758      (b)76,473        (b)106,740

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3
Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.007      (a)$9.129       (a)$10.810
                                                                   (b)$7.005      (b)$9.016       (b)$10.607
 Ending AUV......................................................  (a)$9.129     (a)$10.810       (a)$10.071
                                                                   (b)$9.016     (b)$10.607        (b)$9.818
 Ending Number of AUs............................................ (a)5,859       (a)38,025        (a)89,024
                                                                  (b)4,057       (b)10,626        (b)23,249

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.245     (a)$10.152        (a)$9.972
                                                                  (b)$10.243     (b)$10.044        (b)$9.795
 Ending AUV...................................................... (a)$10.152      (a)$9.972        (a)$9.792
                                                                  (b)$10.044      (b)$9.795        (b)$9.556
 Ending Number of AUs............................................ (a)9,286       (a)474,885       (a)935,815
                                                                  (b)336         (b)13,392        (b)50,029

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.124      (a)$9.108       (a)$10.471
                                                                   (b)$7.122      (b)$9.020       (b)$10.301
 Ending AUV......................................................  (a)$9.108     (a)$10.471       (a)$11.617
                                                                   (b)$9.020     (b)$10.301       (b)$11.355
 Ending Number of AUs............................................ (a)18          (a)138,384       (a)326,655
                                                                  (b)5,714       (b)6,910         (b)11,160

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.688       (a)$11.241       (a)$14.397
                                                                   (b)$9.506       (b)$10.959       (b)$13.945
 Ending AUV...................................................... (a)$11.241       (a)$14.397       (a)$15.375
                                                                  (b)$10.959       (b)$13.945       (b)$14.796
 Ending Number of AUs............................................ (a)2,857,660     (a)2,782,317     (a)2,814,911
                                                                  (b)118,767       (b)117,577       (b)111,623

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.210       (a)$10.651       (a)$13.994
                                                                   (b)$9.037       (b)$10.383       (b)$13.554
 Ending AUV...................................................... (a)$10.651       (a)$13.994       (a)$15.233
                                                                  (b)$10.383       (b)$13.554       (b)$14.659
 Ending Number of AUs............................................ (a)1,910,263     (a)1,923,687     (a)2,076,204
                                                                  (b)110,346       (b)110,818       (b)96,165

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3
Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$10.000       (a)$10.062       (a)$11.936
                                                                   (b)$9.999       (b)$10.037       (b)$11.806
 Ending AUV...................................................... (a)$10.062       (a)$11.936       (a)$12.099
                                                                  (b)$10.037       (b)$11.806       (b)$11.891
 Ending Number of AUs............................................ (a)210,471       (a)3,372,087     (a)8,753,196
                                                                  (b)10            (b)574           (b)599

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.071       (a)$10.686       (a)$13.246
                                                                   (b)$9.818       (b)$10.350       (b)$12.746
 Ending AUV...................................................... (a)$10.686       (a)$13.246       (a)$16.282
                                                                  (b)$10.350       (b)$12.746       (b)$15.566
 Ending Number of AUs............................................ (a)133,647       (a)158,135       (a)186,156
                                                                  (b)53,118        (b)80,879        (b)85,571

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.792        (a)$9.617        (a)$9.445
                                                                   (b)$9.556        (b)$9.325        (b)$9.099
 Ending AUV......................................................  (a)$9.617        (a)$9.445        (a)$9.274
                                                                   (b)$9.325        (b)$9.099        (b)$8.876
 Ending Number of AUs............................................ (a)1,359,794     (a)1,852,907     (a)3,100,180
                                                                  (b)38,215        (b)30,271        (b)2,762

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.617       (a)$13.019       (a)$17.514
                                                                  (b)$11.355       (b)$12.643       (b)$16.898
 Ending AUV...................................................... (a)$13.019       (a)$17.514       (a)$19.100
                                                                  (b)$12.643       (b)$16.898       (b)$18.308
 Ending Number of AUs............................................ (a)447,149       (a)656,090       (a)911,674
                                                                  (b)11,950        (b)16,005        (b)17,146

------------------------------------------------------------------



                                                                        FISCAL            FISCAL           FISCAL
                                                                         YEAR              YEAR             YEAR
                                                                        ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/15          12/31/16         12/31/17
================================================================= ================= ================= ================
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.375        (a)$16.169        (a)$17.425
                                                                  (b)$14.796        (b)$15.459        (b)$16.553
 Ending AUV...................................................... (a)$16.169        (a)$17.425        (a)$22.513
                                                                  (b)$15.459        (b)$16.553        (b)$20.770
 Ending Number of AUs............................................ (a)2,716,896      (a)2,621,593      (a)12,127
                                                                  (b)97,410         (b)91,445         (b)54,899

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.233        (a)$15.212        (a)$16.699
                                                                  (b)$14.659        (b)$14.543        (b)$15.862
 Ending AUV...................................................... (a)$15.212        (a)$16.699        (a)$20.584
                                                                  (b)$14.543        (b)$15.862        (b)$18.983
 Ending Number of AUs............................................ (a)2,201,833      (a)2,175,897      (a)8,693
                                                                  (b)84,485         (b)79,908         (b)37,241

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3
Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$12.099        (a)$11.781        (a)$12.443
                                                                  (b)$11.891        (b)$11.503        (b)$12.071
 Ending AUV...................................................... (a)$11.781        (a)$12.443        (a)$14.170
                                                                  (b)$11.503        (b)$12.071        (b)$13.551
 Ending Number of AUs............................................ (a)27,386,799     (a)48,296,906     (a)1,851,361
                                                                  (b)616            (b)22,860         (b)37,672

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)$11.336
                                                                  (b)N/A            (b)N/A            (b)$11.072
 Ending AUV...................................................... (a)N/A            (a)$11.336        (a)$11.961
                                                                  (b)N/A            (b)$11.072        (b)$11.526
 Ending Number of AUs............................................ (a)N/A            (a)254,516        (a)221,285
                                                                  (b)N/A            (b)0              (b)0

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)$10.398
                                                                  (b)N/A            (b)N/A            (b)$10.335
 Ending AUV...................................................... (a)N/A            (a)$10.398        (a)$11.537
                                                                  (b)N/A            (b)$10.335        (b)$11.360
 Ending Number of AUs............................................ (a)N/A            (a)24,320,807     (a)1,754,405
                                                                  (b)N/A            (b)8,280          (b)42,148

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.282        (a)$17.648        (a)$20.302
                                                                  (b)$15.566        (b)$16.763        (b)$19.159
 Ending AUV...................................................... (a)$17.648        (a)$20.302        (a)$27.627
                                                                  (b)$16.763        (b)$19.159        (b)$25.339
 Ending Number of AUs............................................ (a)232,415        (a)207,831        (a)7,152
                                                                  (b)96,262         (b)11,769         (b)10,248

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.274         (a)$9.112         (a)$8.964
                                                                   (b)$8.876         (b)$8.664         (b)$8.468
 Ending AUV......................................................  (a)$9.112         (a)$8.964         (a)$9.096
                                                                   (b)$8.664         (b)$8.468         (b)$8.343
 Ending Number of AUs............................................ (a)4,318,851      (a)4,332,607      (a)75,392
                                                                  (b)13,693         (b)260            (b)776

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$19.100        (a)$19.195        (a)$22.289
                                                                  (b)$18.308        (b)$18.280        (b)$21.090
 Ending AUV...................................................... (a)$19.195        (a)$22.289        (a)$26.513
                                                                  (b)$18.280        (b)$21.090        (b)$24.515
 Ending Number of AUs............................................ (a)782,747        (a)966,222        (a)3,351
                                                                  (b)19,297         (b)19,684         (b)5,335

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$22.513
                                                                  (b)$20.770
 Ending AUV...................................................... (a)$22.138
                                                                  (b)$20.260
 Ending Number of AUs............................................ (a)46,570
                                                                  (b)45,690

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$20.584
                                                                  (b)$18.983
 Ending AUV...................................................... (a)$19.930
                                                                  (b)$18.233
 Ending Number of AUs............................................ (a)48,230
                                                                  (b)36,756

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED
ASSET ALLOCATION) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$14.170
                                                                  (b)$13.551
 Ending AUV...................................................... (a)$13.288
                                                                  (b)$12.606
 Ending Number of AUs............................................ (a)5,464,372
                                                                  (b)21,810

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)$11.961
                                                                  (b)$11.526
 Ending AUV...................................................... (a)$11.351
                                                                  (b)$10.851
 Ending Number of AUs............................................ (a)581,645
                                                                  (b)0

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$11.537
                                                                  (b)$11.360
 Ending AUV...................................................... (a)$10.749
                                                                  (b)$10.499
 Ending Number of AUs............................................ (a)3,205,019
                                                                  (b)39,509

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$27.627
                                                                  (b)$25.339
 Ending AUV...................................................... (a)$25.031
                                                                  (b)$22.774
 Ending Number of AUs............................................ (a)12,150
                                                                  (b)11,969

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.096
                                                                   (b)$8.343
 Ending AUV......................................................  (a)$9.102
                                                                   (b)$8.282
 Ending Number of AUs............................................ (a)302,158
                                                                  (b)757

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$26.513
                                                                  (b)$24.515
 Ending AUV...................................................... (a)$26.063
                                                                  (b)$23.906
 Ending Number of AUs............................................ (a)14,484
                                                                  (b)3,646

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.304     (a)$12.410       (a)$13.559
                                                                  (b)$10.302     (b)$12.322       (b)$13.376
 Ending AUV...................................................... (a)$12.410     (a)$13.559       (a)$14.206
                                                                  (b)$12.322     (b)$13.376       (b)$13.924
 Ending Number of AUs............................................ (a)124,953     (a)1,272,683     (a)3,308,381
                                                                  (b)8,846       (b)26,846        (b)61,324

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$4.808      (a)$6.600        (a)$7.792
                                                                   (b)$4.807      (b)$6.557        (b)$7.690
 Ending AUV......................................................  (a)$6.600      (a)$7.792        (a)$8.297
                                                                   (b)$6.557      (b)$7.690        (b)$8.136
 Ending Number of AUs............................................ (a)142,110     (a)1,094,253     (a)2,567,462
                                                                  (b)12,100      (b)35,629        (b)77,331

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.695      (a)$8.532       (a)$10.652
                                                                   (b)$6.694      (b)$8.476       (b)$10.514
 Ending AUV......................................................  (a)$8.532     (a)$10.652       (a)$10.150
                                                                   (b)$8.476     (b)$10.514        (b)$9.953
 Ending Number of AUs............................................ (a)80,714      (a)839,190       (a)2,192,103
                                                                  (b)12,790      (b)36,913        (b)79,384

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.206       (a)$15.585       (a)$15.560
                                                                  (b)$13.924       (b)$15.175       (b)$15.054
 Ending AUV...................................................... (a)$15.585       (a)$15.560       (a)$16.210
                                                                  (b)$15.175       (b)$15.054       (b)$15.581
 Ending Number of AUs............................................ (a)4,265,515     (a)5,233,488     (a)5,679,166
                                                                  (b)68,923        (b)68,285        (b)63,506

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.297        (a)$9.577        (a)$9.234
                                                                   (b)$8.136        (b)$9.330        (b)$8.937
 Ending AUV......................................................  (a)$9.577        (a)$9.234       (a)$11.799
                                                                   (b)$9.330        (b)$8.937       (b)$11.346
 Ending Number of AUs............................................ (a)2,922,638     (a)3,398,487     (a)2,749,234
                                                                  (b)81,702        (b)83,703        (b)68,993

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.150       (a)$11.779       (a)$15.702
                                                                   (b)$9.953       (b)$11.476       (b)$15.199
 Ending AUV...................................................... (a)$11.779       (a)$15.702       (a)$15.463
                                                                  (b)$11.476       (b)$15.199       (b)$14.871
 Ending Number of AUs............................................ (a)2,398,013     (a)2,115,967     (a)2,149,639
                                                                  (b)75,981        (b)65,347        (b)62,884

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL          FISCAL        FISCAL
                                                                        YEAR             YEAR            YEAR          YEAR
                                                                        ENDED            ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16        12/31/17      12/31/18
================================================================= ================ ================ ============= =============
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A         (a)$8.526
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$8.480
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A        (a)1,449
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)0

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.210       (a)$15.766       (a)$16.882    (a)$18.134
                                                                  (b)$15.581       (b)$15.056       (b)$16.018    (b)$16.710
 Ending AUV...................................................... (a)$15.766       (a)$16.882       (a)$18.134    (a)$17.377
                                                                  (b)$15.056       (b)$16.018       (b)$16.710    (b)$15.884
 Ending Number of AUs............................................ (a)6,184,756     (a)7,821,133     (a)150,587    (a)249,866
                                                                  (b)59,440        (b)64,551        (b)65,754     (b)54,058

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.799       (a)$11.829       (a)$12.653    (a)$13.448
                                                                  (b)$11.346       (b)$11.302       (b)$12.010    (b)$12.383
 Ending AUV...................................................... (a)$11.829       (a)$12.653       (a)$13.448    (a)$12.397
                                                                  (b)$11.302       (b)$12.010       (b)$12.383    (b)$11.323
 Ending Number of AUs............................................ (a)2,481,903     (a)2,347,510     (a)6,587      (a)12,668
                                                                  (b)63,209        (b)56,278        (b)58,439     (b)42,988

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)$10.020
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)$10.001
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.020     (a)$9.817
                                                                  (b)N/A           (b)N/A           (b)$10.001     (b)$9.721
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)18,017     (a)84,728
                                                                  (b)N/A           (b)N/A           (b)0          (b)0

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A         (a)$9.920
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$9.902
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.920     (a)$9.839
                                                                  (b)N/A           (b)N/A            (b)$9.902     (b)$9.742
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)5,134      (a)200,483
                                                                  (b)N/A           (b)N/A           (b)0          (b)0

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.463       (a)$14.091       (a)$18.159    (a)$20.096
                                                                  (b)$14.871       (b)$13.463       (b)$17.238    (b)$18.520
 Ending AUV...................................................... (a)$14.091       (a)$18.159       (a)$20.096    (a)$17.281
                                                                  (b)$13.463       (b)$17.238       (b)$18.520    (b)$15.798
 Ending Number of AUs............................................ (a)2,207,061     (a)1,793,945     (a)672        (a)1,773
                                                                  (b)62,390        (b)49,998        (b)46,729     (b)37,273

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A         (a)$9.347
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$9.297
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A        (a)323,357
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)0

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A         (a)$9.160
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$9.111
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A        (a)500,824
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)3,613

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL         FISCAL
                                                                                      YEAR           YEAR
                                                                   INCEPTION TO      ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10       12/31/11
================================================================= ============== ============= ================
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.942     (a)$12.131    (a)$12.695
                                                                  (b)$10.939     (b)$12.042    (b)$12.520
 Ending AUV...................................................... (a)$12.131     (a)$12.695    (a)$13.218
                                                                  (b)$12.042     (b)$12.520    (b)$12.952
 Ending Number of AUs............................................ (a)68,646      (a)526,421    (a)1,421,192
                                                                  (b)4,399       (b)16,433     (b)29,953

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION
PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.903      (a)$9.524    (a)$11.659
                                                                   (b)$7.902      (b)$9.464    (b)$11.511
 Ending AUV......................................................  (a)$9.524     (a)$11.659    (a)$11.208
                                                                   (b)$9.464     (b)$11.511    (b)$10.993
 Ending Number of AUs............................................ (a)75,611      (a)757,933    (a)1,988,550
                                                                  (b)11,490      (b)30,368     (b)55,361

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$13.218       (a)$13.520       (a)$12.841
                                                                  (b)$12.952       (b)$13.162       (b)$12.420
 Ending AUV...................................................... (a)$13.520       (a)$12.841       (a)$12.601
                                                                  (b)$13.162       (b)$12.420       (b)$12.109
 Ending Number of AUs............................................ (a)2,000,928     (a)2,663,215     (a)3,149,904
                                                                  (b)36,742        (b)35,118        (b)28,605

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO)
- SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.208       (a)$12.974       (a)$17.604
                                                                  (b)$10.993       (b)$12.643       (b)$17.044
 Ending AUV...................................................... (a)$12.974       (a)$17.604       (a)$17.979
                                                                  (b)$12.643       (b)$17.044       (b)$17.294
 Ending Number of AUs............................................ (a)2,160,650     (a)1,852,306     (a)1,759,394
                                                                  (b)58,423        (b)50,561        (b)46,950

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16         12/31/17
================================================================= ================ ================ ================
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.601       (a)$12.051       (a)$12.021
                                                                  (b)$12.109       (b)$11.505       (b)$11.403
 Ending AUV...................................................... (a)$12.051       (a)$12.021       (a)$12.941
                                                                  (b)$11.505       (b)$11.403       (b)$11.915
 Ending Number of AUs............................................ (a)3,345,147     (a)4,823,234     (a)129,965
                                                                  (b)27,102        (b)30,032        (b)26,150

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO)
- SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.299
                                                                  (b)N/A           (b)N/A           (b)$10.280
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)21,802
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$11.006
                                                                  (b)N/A           (b)N/A           (b)$10.927
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)448,221
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$11.309
                                                                  (b)N/A           (b)N/A           (b)$11.228
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)1,250,361
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$11.478
                                                                  (b)N/A           (b)N/A           (b)$11.396
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)2,997,754
                                                                  (b)N/A           (b)N/A           (b)2,322

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.348
                                                                  (b)N/A           (b)N/A           (b)$10.329
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)0
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.979       (a)$17.586       (a)$17.994
                                                                  (b)$17.294       (b)$16.806       (b)$17.086
 Ending AUV...................................................... (a)$17.586       (a)$17.994       (a)$13.468
                                                                  (b)$16.806       (b)$17.086       (b)$12.975
 Ending Number of AUs............................................ (a)1,655,036     (a)1,578,866     (a)1,355,486
                                                                  (b)46,294        (b)41,120        (b)56,649

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.958
                                                                   (b)$8.910
 Ending Number of AUs............................................ (a)1,812,729
                                                                  (b)0

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.941
                                                                  (b)$11.915
 Ending AUV...................................................... (a)$12.445
                                                                  (b)$11.366
 Ending Number of AUs............................................ (a)328,966
                                                                  (b)23,197

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS
MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.299
                                                                  (b)$10.280
 Ending AUV......................................................  (a)$9.312
                                                                   (b)$9.220
 Ending Number of AUs............................................ (a)208,578
                                                                  (b)862

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)$11.006
                                                                  (b)$10.927
 Ending AUV...................................................... (a)$10.349
                                                                  (b)$10.192
 Ending Number of AUs............................................ (a)1,352,432
                                                                  (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)$11.309
                                                                  (b)$11.228
 Ending AUV...................................................... (a)$10.422
                                                                  (b)$10.265
 Ending Number of AUs............................................ (a)3,014,631
                                                                  (b)26,569

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)$11.478
                                                                  (b)$11.396
 Ending AUV...................................................... (a)$10.473
                                                                  (b)$10.315
 Ending Number of AUs............................................ (a)8,727,329
                                                                  (b)4,117

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.348
                                                                  (b)$10.329
 Ending AUV......................................................  (a)$8.770
                                                                   (b)$8.684
 Ending Number of AUs............................................ (a)5,390
                                                                  (b)0

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$13.468
                                                                  (b)$12.975
 Ending AUV...................................................... (a)$21.251
                                                                  (b)$19.437
 Ending Number of AUs............................................ (a)4,214
                                                                  (b)25,398

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL           FISCAL
                                                                                      YEAR             YEAR
                                                                  INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                 12/31/09        12/31/10         12/31/11
================================================================ ============== ================ ================
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.................................................. (a)N/A         (a)N/A           (a)N/A
                                                                 (b)N/A         (b)N/A           (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A           (a)N/A
                                                                 (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A           (a)N/A
                                                                 (b)N/A         (b)N/A           (b)N/A

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$7.329      (a)$9.322       (a)$10.776
                                                                  (b)$7.327      (b)$9.266       (b)$10.642
 Ending AUV.....................................................  (a)$9.322     (a)$10.776       (a)$10.458
                                                                  (b)$9.266     (b)$10.642       (b)$10.261
 Ending Number of AUs........................................... (a)71,724      (a)435,168       (a)990,175
                                                                 (b)4,546       (b)20,537        (b)24,196

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.045      (a)$9.797       (a)$10.788
                                                                  (b)$8.043      (b)$9.709       (b)$10.618
 Ending AUV.....................................................  (a)$9.797     (a)$10.788       (a)$10.864
                                                                  (b)$9.709     (b)$10.618       (b)$10.624
 Ending Number of AUs........................................... (a)37,315      (a)123,657       (a)368,699
                                                                 (b)13          (b)7,564         (b)7,832

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.141     (a)$12.204       (a)$14.241
                                                                  (b)$8.140     (b)$12.134       (b)$14.067
 Ending AUV..................................................... (a)$12.204     (a)$14.241       (a)$10.364
                                                                 (b)$12.134     (b)$14.067       (b)$10.171
 Ending Number of AUs........................................... (a)31,966      (a)303,938       (a)930,884
                                                                 (b)13,086      (b)35,159        (b)52,060

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$6.524      (a)$8.224        (a)$9.027
                                                                  (b)$6.523      (b)$8.107        (b)$8.799
 Ending AUV.....................................................  (a)$8.224      (a)$9.027        (a)$9.630
                                                                  (b)$8.107      (b)$8.799        (b)$9.325
 Ending Number of AUs........................................... (a)3,497       (a)21,556        (a)935,333
                                                                 (b)15          (b)6,034         (b)81,739

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$6.552      (a)$8.645        (a)$9.733
                                                                  (b)$6.551      (b)$8.585        (b)$9.603
 Ending AUV.....................................................  (a)$8.645      (a)$9.733        (a)$8.588
                                                                  (b)$8.585      (b)$9.603        (b)$8.418
 Ending Number of AUs........................................... (a)15,696      (a)76,642        (a)298,316
                                                                 (b)5,367       (b)8,189         (b)7,262

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$11.461     (a)$12.237       (a)$12.813
                                                                 (b)$11.459     (b)$12.160       (b)$12.650
 Ending AUV..................................................... (a)$12.237     (a)$12.813       (a)$13.419
                                                                 (b)$12.160     (b)$12.650       (b)$13.162
 Ending Number of AUs........................................... (a)353,847     (a)3,036,928     (a)7,345,732
                                                                 (b)22,780      (b)86,532        (b)151,306

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$7.746      (a)$9.819       (a)$12.129
                                                                  (b)$7.744      (b)$9.734       (b)$11.947
 Ending AUV.....................................................  (a)$9.819     (a)$12.129       (a)$11.234
                                                                  (b)$9.734     (b)$11.947       (b)$10.994
 Ending Number of AUs........................................... (a)5,842       (a)276,314       (a)794,854
                                                                 (b)78          (b)7,990         (b)26,110

-----------------------------------------------------------------



                                                                       FISCAL            FISCAL            FISCAL
                                                                        YEAR              YEAR              YEAR
                                                                       ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/12          12/31/13          12/31/14
================================================================ ================= ================= =================
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.................................................. (a)N/A            (a)N/A            (a)$11.021
                                                                 (b)N/A            (b)N/A            (b)$11.002
 Ending AUV..................................................... (a)N/A            (a)$11.021        (a)$11.776
                                                                 (b)N/A            (b)$11.002        (b)$11.727
 Ending Number of AUs........................................... (a)N/A            (a)2,026,947      (a)7,639,621
                                                                 (b)N/A            (b)391,312        (b)1,257,088

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.458        (a)$11.455        (a)$15.194
                                                                 (b)$10.261        (b)$11.167        (b)$14.715
 Ending AUV..................................................... (a)$11.455        (a)$15.194        (a)$16.640
                                                                 (b)$11.167        (b)$14.715        (b)$16.012
 Ending Number of AUs........................................... (a)1,161,349      (a)1,130,334      (a)1,150,094
                                                                 (b)24,429         (b)22,399         (b)20,342

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.864        (a)$12.101        (a)$14.237
                                                                 (b)$10.624        (b)$11.756        (b)$13.742
 Ending AUV..................................................... (a)$12.101        (a)$14.237        (a)$15.622
                                                                 (b)$11.756        (b)$13.742        (b)$14.982
 Ending Number of AUs........................................... (a)455,685        (a)590,120        (a)764,308
                                                                 (b)24,835         (b)17,428         (b)20,325

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.364        (a)$12.118        (a)$11.528
                                                                 (b)$10.171        (b)$11.815        (b)$11.167
 Ending AUV..................................................... (a)$12.118        (a)$11.528        (a)$10.682
                                                                 (b)$11.815        (b)$11.167        (b)$10.281
 Ending Number of AUs........................................... (a)1,025,123      (a)1,301,734      (a)1,439,482
                                                                 (b)50,321         (b)50,226         (b)33,902

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$9.630        (a)$10.785        (a)$13.992
                                                                  (b)$9.325        (b)$10.376        (b)$13.374
 Ending AUV..................................................... (a)$10.785        (a)$13.992        (a)$15.720
                                                                 (b)$10.376        (b)$13.374        (b)$14.929
 Ending Number of AUs........................................... (a)1,565,901      (a)1,598,208      (a)1,696,957
                                                                 (b)83,888         (b)81,851         (b)76,808

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.588         (a)$9.884        (a)$12.282
                                                                  (b)$8.418         (b)$9.626        (b)$11.884
 Ending AUV.....................................................  (a)$9.884        (a)$12.282        (a)$12.600
                                                                  (b)$9.626        (b)$11.884        (b)$12.113
 Ending Number of AUs........................................... (a)389,259        (a)369,665        (a)371,152
                                                                 (b)13,295         (b)13,294         (b)13,735

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$13.419        (a)$14.174        (a)$13.455
                                                                 (b)$13.162        (b)$13.812        (b)$13.028
 Ending AUV..................................................... (a)$14.174        (a)$13.455        (a)$13.886
                                                                 (b)$13.812        (b)$13.028        (b)$13.357
 Ending Number of AUs........................................... (a)10,040,797     (a)12,131,112     (a)12,229,008
                                                                 (b)166,406        (b)168,358        (b)150,008

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$11.234        (a)$12.837        (a)$18.002
                                                                 (b)$10.994        (b)$12.481        (b)$17.390
 Ending AUV..................................................... (a)$12.837        (a)$18.002        (a)$19.722
                                                                 (b)$12.481        (b)$17.390        (b)$18.928
 Ending Number of AUs........................................... (a)914,784        (a)818,878        (a)794,138
                                                                 (b)30,856         (b)28,370         (b)24,494

-----------------------------------------------------------------



                                                                       FISCAL            FISCAL           FISCAL
                                                                        YEAR              YEAR             YEAR
                                                                       ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/15          12/31/16         12/31/17
================================================================ ================= ================= ================
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.................................................. (a)$11.776        (a)$11.360        (a)$12.318
                                                                 (b)$11.727        (b)$11.284        (b)$12.205
 Ending AUV..................................................... (a)$11.360        (a)$12.318        (a)$13.468
                                                                 (b)$11.284        (b)$12.205        (b)$12.975
 Ending Number of AUs........................................... (a)29,241,121     (a)43,185,278     (a)1,355,486
                                                                 (b)3,921,183      (b)6,323,788      (b)56,649

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$16.640        (a)$16.429        (a)$15.942
                                                                 (b)$16.012        (b)$15.706        (b)$15.142
 Ending AUV..................................................... (a)$16.429        (a)$15.942        (a)$20.890
                                                                 (b)$15.706        (b)$15.142        (b)$19.281
 Ending Number of AUs........................................... (a)1,130,864      (a)1,163,610      (a)1,706
                                                                 (b)18,759         (b)18,413         (b)16,643

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$15.622        (a)$15.386        (a)$16.236
                                                                 (b)$14.982        (b)$14.660        (b)$15.369
 Ending AUV..................................................... (a)$15.386        (a)$16.236        (a)$18.686
                                                                 (b)$14.660        (b)$15.369        (b)$17.225
 Ending Number of AUs........................................... (a)706,415        (a)898,388        (a)276,423
                                                                 (b)17,514         (b)16,782         (b)5,544

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.682         (a)$9.016         (a)$9.828
                                                                 (b)$10.281         (b)$8.621         (b)$9.337
 Ending AUV.....................................................  (a)$9.016         (a)$9.828        (a)$14.087
                                                                  (b)$8.621         (b)$9.337        (b)$12.997
 Ending Number of AUs........................................... (a)1,652,245      (a)1,633,525      (a)3,578
                                                                 (b)35,812         (b)35,551         (b)29,729

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$15.720        (a)$15.142        (a)$17.228
                                                                 (b)$14.929        (b)$14.286        (b)$16.150
 Ending AUV..................................................... (a)$15.142        (a)$17.228        (a)$20.678
                                                                 (b)$14.286        (b)$16.150        (b)$18.689
 Ending Number of AUs........................................... (a)1,795,169      (a)2,012,041      (a)3,543
                                                                 (b)77,838         (b)79,107         (b)76,283

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$12.600        (a)$12.254        (a)$12.749
                                                                 (b)$12.113        (b)$11.704        (b)$12.098
 Ending AUV..................................................... (a)$12.254        (a)$12.749        (a)$16.045
                                                                 (b)$11.704        (b)$12.098        (b)$14.717
 Ending Number of AUs........................................... (a)370,140        (a)329,532        (a)11,124
                                                                 (b)14,273         (b)4,739          (b)1,224

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$13.886        (a)$13.656        (a)$13.900
                                                                 (b)$13.357        (b)$13.051        (b)$13.198
 Ending AUV..................................................... (a)$13.656        (a)$13.900        (a)$14.660
                                                                 (b)$13.051        (b)$13.198        (b)$13.422
 Ending Number of AUs........................................... (a)12,010,944     (a)13,544,751     (a)137,531
                                                                 (b)137,266        (b)134,672        (b)125,369

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$19.722        (a)$19.998        (a)$19.731
                                                                 (b)$18.928        (b)$19.069        (b)$18.692
 Ending AUV..................................................... (a)$19.998        (a)$19.731        (a)$25.758
                                                                 (b)$19.069        (b)$18.692        (b)$23.709
 Ending Number of AUs........................................... (a)789,654        (a)790,154        (a)3,293
                                                                 (b)25,876         (b)23,661         (b)19,117

-----------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================ ================
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.................................................. (a)$13.468
                                                                 (b)$12.975
 Ending AUV..................................................... (a)$11.959
                                                                 (b)$11.429
 Ending Number of AUs........................................... (a)3,180,938
                                                                 (b)8,166

-----------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$20.890
                                                                 (b)$19.281
 Ending AUV..................................................... (a)$20.866
                                                                 (b)$19.104
 Ending Number of AUs........................................... (a)2,212
                                                                 (b)13,190

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$18.686
                                                                 (b)$17.225
 Ending AUV..................................................... (a)$17.000
                                                                 (b)$15.545
 Ending Number of AUs........................................... (a)632,758
                                                                 (b)5,841

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$14.087
                                                                 (b)$12.997
 Ending AUV..................................................... (a)$11.200
                                                                 (b)$10.250
 Ending Number of AUs........................................... (a)13,295
                                                                 (b)29,932

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$20.678
                                                                 (b)$18.689
 Ending AUV..................................................... (a)$19.482
                                                                 (b)$17.467
 Ending Number of AUs........................................... (a)1,797
                                                                 (b)20,542

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$16.045
                                                                 (b)$14.717
 Ending AUV..................................................... (a)$14.067
                                                                 (b)$12.799
 Ending Number of AUs........................................... (a)13,269
                                                                 (b)1,781

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$14.660
                                                                 (b)$13.422
 Ending AUV..................................................... (a)$14.390
                                                                 (b)$13.069
 Ending Number of AUs........................................... (a)303,621
                                                                 (b)109,034

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$25.758
                                                                 (b)$23.709
 Ending AUV..................................................... (a)$24.158
                                                                 (b)$22.058
 Ending Number of AUs........................................... (a)13,987
                                                                 (b)10,963

-----------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$6.871       (a)$9.015        (a)$9.957
                                                                  (b)$6.870       (b)$8.967        (b)$9.840
 Ending AUV...................................................... (a)$9.015       (a)$9.957        (a)$9.390
                                                                  (b)$8.967       (b)$9.840        (b)$9.219
 Ending Number of AUs............................................ (a)131,110     (a)1,287,109     (a)3,262,288
                                                                  (b)13,480      (b)68,361        (b)158,020

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$7.571       (a)$9.632       (a)$10.670
                                                                  (b)$7.569       (b)$9.567       (b)$10.530
 Ending AUV...................................................... (a)$9.632      (a)$10.670        (a)$9.919
                                                                  (b)$9.567      (b)$10.530        (b)$9.725
 Ending Number of AUs............................................ (a)46,647      (a)482,161       (a)1,097,615
                                                                  (b)3,229       (b)12,510        (b)28,190

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$7.651       (a)$9.724       (a)$10.646
                                                                  (b)$7.649       (b)$9.662       (b)$10.509
 Ending AUV...................................................... (a)$9.724      (a)$10.646       (a)$10.282
                                                                  (b)$9.662      (b)$10.509       (b)$10.084
 Ending Number of AUs............................................ (a)121,683     (a)1,199,632     (a)3,146,945
                                                                  (b)15,762      (b)43,335        (b)85,071

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$8.244       (a)$9.757       (a)$10.571
                                                                  (b)$8.242       (b)$9.689       (b)$10.431
 Ending AUV...................................................... (a)$9.757      (a)$10.571       (a)$10.609
                                                                  (b)$9.689      (b)$10.431       (b)$10.401
 Ending Number of AUs............................................ (a)60,177      (a)270,635       (a)579,499
                                                                  (b)329         (b)14,767        (b)14,256

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.390       (a)$10.421       (a)$13.717
                                                                   (b)$9.219       (b)$10.164       (b)$13.293
 Ending AUV...................................................... (a)$10.421       (a)$13.717       (a)$14.416
                                                                  (b)$10.164       (b)$13.293       (b)$13.880
 Ending Number of AUs............................................ (a)3,767,639     (a)3,483,999     (a)3,569,624
                                                                  (b)146,789       (b)134,336       (b)128,177

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.919       (a)$10.897       (a)$14.374
                                                                   (b)$9.725       (b)$10.615       (b)$13.912
 Ending AUV...................................................... (a)$10.897       (a)$14.374       (a)$15.840
                                                                  (b)$10.615       (b)$13.912       (b)$15.232
 Ending Number of AUs............................................ (a)1,201,482     (a)1,068,895     (a)1,116,792
                                                                  (b)29,251        (b)28,095        (b)27,168

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.282       (a)$12.063       (a)$15.657
                                                                  (b)$10.084       (b)$11.754       (b)$15.158
 Ending AUV...................................................... (a)$12.063       (a)$15.657       (a)$17.093
                                                                  (b)$11.754       (b)$15.158       (b)$16.441
 Ending Number of AUs............................................ (a)3,519,261     (a)3,314,558     (a)3,233,358
                                                                  (b)91,320        (b)84,775        (b)80,193

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.609       (a)$11.628       (a)$13.626
                                                                  (b)$10.401       (b)$11.326       (b)$13.186
 Ending AUV...................................................... (a)$11.628       (a)$13.626       (a)$14.550
                                                                  (b)$11.326       (b)$13.186       (b)$13.989
 Ending Number of AUs............................................ (a)846,980       (a)947,314       (a)929,630
                                                                  (b)14,914        (b)17,944        (b)17,389

------------------------------------------------------------------



                                                                       FISCAL           FISCAL          FISCAL        FISCAL
                                                                        YEAR             YEAR            YEAR          YEAR
                                                                        ENDED            ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16        12/31/17      12/31/18
================================================================= ================ ================ ============= =============
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A         (a)$9.592
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$9.540
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A        (a)0
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)0

------------------------------------------------------------------
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)$10.491
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)$10.472
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.491     (a)$9.854
                                                                  (b)N/A           (b)N/A           (b)$10.472     (b)$9.757
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)0          (a)1,955
                                                                  (b)N/A           (b)N/A           (b)0          (b)0

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A         (a)$9.300
                                                                  (b)N/A           (b)N/A           (b)N/A         (b)$9.250
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A        (a)0
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)0

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.416       (a)$14.380       (a)$16.226    (a)$19.714
                                                                  (b)$13.880       (b)$13.757       (b)$15.422    (b)$18.192
 Ending AUV...................................................... (a)$14.380       (a)$16.226       (a)$19.714    (a)$17.761
                                                                  (b)$13.757       (b)$15.422       (b)$18.192    (b)$16.258
 Ending Number of AUs............................................ (a)3,341,852     (a)3,146,791     (a)2,564      (a)17,354
                                                                  (b)116,489       (b)110,075       (b)97,299     (b)34,759

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A        (a)$10.285
                                                                  (b)N/A           (b)N/A           (b)N/A        (b)$10.266
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.285     (a)$9.561
                                                                  (b)N/A           (b)N/A           (b)$10.266     (b)$9.467
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)59,979     (a)729,461
                                                                  (b)N/A           (b)N/A           (b)0          (b)0

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.840       (a)$16.281       (a)$17.049    (a)$21.931
                                                                  (b)$15.232       (b)$15.554       (b)$16.182    (b)$20.111
 Ending AUV...................................................... (a)$16.281       (a)$17.049       (a)$21.931    (a)$20.490
                                                                  (b)$15.554       (b)$16.182       (b)$20.111    (b)$18.639
 Ending Number of AUs............................................ (a)1,182,587     (a)1,283,238     (a)658        (a)3,622
                                                                  (b)33,826        (b)32,308        (b)27,411     (b)14,967

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.093       (a)$16.867       (a)$18.042    (a)$22.369
                                                                  (b)$16.441       (b)$16.118       (b)$17.130    (b)$20.683
 Ending AUV...................................................... (a)$16.867       (a)$18.042       (a)$22.369    (a)$20.865
                                                                  (b)$16.118       (b)$17.130       (b)$20.683    (b)$19.137
 Ending Number of AUs............................................ (a)3,139,186     (a)3,202,438     (a)1,047      (a)1,443
                                                                  (b)75,532        (b)68,980        (b)52,046     (b)41,627

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.550       (a)$14.260       (a)$15.315    (a)$17.319
                                                                  (b)$13.989       (b)$13.622       (b)$14.535    (b)$15.958
 Ending AUV...................................................... (a)$14.260       (a)$15.315       (a)$17.319    (a)$16.094
                                                                  (b)$13.622       (b)$14.535       (b)$15.958    (b)$14.711
 Ending Number of AUs............................................ (a)973,363       (a)1,140,462     (a)116,181    (a)279,421
                                                                  (b)17,154        (b)18,088        (b)18,035     (b)17,968

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10      12/31/11
================================================================= ============== ============= =============
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.886      (a)$9.406    (a)$10.047
                                                                   (b)$6.885      (b)$9.343     (b)$9.916
 Ending AUV......................................................  (a)$9.406     (a)$10.047     (a)$8.448
                                                                   (b)$9.343      (b)$9.916     (b)$8.283
 Ending Number of AUs............................................ (a)17,684      (a)102,127    (a)307,919
                                                                  (b)7,376       (b)14,919     (b)24,228

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.794      (a)$8.476     (a)$9.777
                                                                   (b)$6.792      (b)$8.377     (b)$9.532
 Ending AUV......................................................  (a)$8.476      (a)$9.777     (a)$9.616
                                                                   (b)$8.377      (b)$9.532     (b)$9.311
 Ending Number of AUs............................................ (a)0           (a)38,688     (a)61,323
                                                                  (b)15          (b)15         (b)1,992

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.501     (a)$10.300    (a)$11.546
                                                                   (b)$8.499     (b)$10.167    (b)$11.283
 Ending AUV...................................................... (a)$10.300     (a)$11.546    (a)$11.474
                                                                  (b)$10.167     (b)$11.283    (b)$11.139
 Ending Number of AUs............................................ (a)4,406       (a)52,850     (a)120,753
                                                                  (b)12          (b)3,695      (b)5,905

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.581      (a)$9.718    (a)$10.965
                                                                   (b)$7.579      (b)$9.641    (b)$10.808
 Ending AUV......................................................  (a)$9.718     (a)$10.965    (a)$11.259
                                                                   (b)$9.641     (b)$10.808    (b)$11.025
 Ending Number of AUs............................................ (a)98,970      (a)281,348    (a)838,118
                                                                  (b)11,266      (b)11,494     (b)49,924

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$5.753      (a)$7.837     (a)$8.264
                                                                   (b)$5.752      (b)$7.762     (b)$8.119
 Ending AUV......................................................  (a)$7.837      (a)$8.264     (a)$7.015
                                                                   (b)$7.762      (b)$8.119     (b)$6.847
 Ending Number of AUs............................................ (a)4,745       (a)49,345     (a)143,474
                                                                  (b)18          (b)6,540      (b)19,292

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.448        (a)$9.761       (a)$11.594
                                                                   (b)$8.283        (b)$9.509       (b)$11.221
 Ending AUV......................................................  (a)$9.761       (a)$11.594       (a)$10.450
                                                                   (b)$9.509       (b)$11.221       (b)$10.049
 Ending Number of AUs............................................ (a)352,763       (a)442,563       (a)516,141
                                                                  (b)15,921        (b)16,759        (b)16,891

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.616       (a)$11.063       (a)$14.295
                                                                   (b)$9.311       (b)$10.643       (b)$13.664
 Ending AUV...................................................... (a)$11.063       (a)$14.295       (a)$15.545
                                                                  (b)$10.643       (b)$13.664       (b)$14.762
 Ending Number of AUs............................................ (a)120,892       (a)238,392       (a)459,499
                                                                  (b)3,470         (b)5,351         (b)5,450

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.474       (a)$12.647       (a)$14.681
                                                                  (b)$11.139       (b)$12.189       (b)$14.035
 Ending AUV...................................................... (a)$12.647       (a)$14.681       (a)$15.533
                                                                  (b)$12.189       (b)14.035        (b)$14.754
 Ending Number of AUs............................................ (a)169,669       (a)201,136       (a)226,271
                                                                  (b)12            (b)0             (b)0

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)$10.834
                                                                  (b)N/A           (b)N/A           (b)$10.816
 Ending AUV...................................................... (a)N/A           (a)$10.834       (a)$11.360
                                                                  (b)N/A           (b)$10.816       (b)$11.313
 Ending Number of AUs............................................ (a)N/A           (a)1,951,123     (a)7,479,917
                                                                  (b)N/A           (b)374,826       (b)1,218,615

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.259       (a)$12.968       (a)$13.779
                                                                  (b)$11.025       (b)$12.617       (b)$13.320
 Ending AUV...................................................... (a)$12.968       (a)$13.779       (a)$13.682
                                                                  (b)$12.617       (b)$13.320       (b)$13.140
 Ending Number of AUs............................................ (a)1,184,126     (a)1,632,566     (a)1,351,233
                                                                  (b)64,566        (b)68,088        (b)51,820

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.015        (a)$8.377       (a)$10.067
                                                                   (b)$6.847        (b)$8.124        (b)$9.699
 Ending AUV......................................................  (a)$8.377       (a)$10.067        (a)$8.975
                                                                   (b)$8.124        (b)$9.699        (b)$8.591
 Ending Number of AUs............................................ (a)168,637       (a)178,181       (a)219,434
                                                                  (b)18,316        (b)22,845        (b)21,553

------------------------------------------------------------------



                                                                        FISCAL            FISCAL           FISCAL
                                                                         YEAR              YEAR             YEAR
                                                                        ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/15          12/31/16         12/31/17
================================================================= ================= ================= ================
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)$10.454
                                                                  (b)N/A            (b)N/A            (b)$10.435
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)66
                                                                  (b)N/A            (b)N/A            (b)222

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.450        (a)$10.317         (a)$9.960
                                                                  (b)$10.049         (b)$9.857         (b)$9.454
 Ending AUV...................................................... (a)$10.317         (a)$9.960        (a)$12.552
                                                                   (b)$9.857         (b)$9.454        (b)$11.566
 Ending Number of AUs............................................ (a)607,756        (a)926,596        (a)1,724
                                                                  (b)27,368         (b)29,326         (b)28,525

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.545        (a)$15.765        (a)$17.333
                                                                  (b)$14.762        (b)$14.874        (b)$16.248
 Ending AUV...................................................... (a)$15.765        (a)$17.333        (a)$20.422
                                                                  (b)$14.874        (b)$16.248        (b)$18.578
 Ending Number of AUs............................................ (a)453,200        (a)645,937        (a)479
                                                                  (b)2,963          (b)4,500          (b)4,309

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.533        (a)$15.031        (a)$16.395
                                                                  (b)$14.754        (b)$14.184        (b)$15.371
 Ending AUV...................................................... (a)$15.031        (a)$16.395        (a)$18.799
                                                                  (b)$14.184        (b)$15.371        (b)$17.106
 Ending Number of AUs............................................ (a)197,245        (a)291,255        (a)78,632
                                                                  (b)0              (b)528            (b)528

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$11.360        (a)$10.784        (a)$11.367
                                                                  (b)$11.313        (b)$10.713        (b)$11.263
 Ending AUV...................................................... (a)$10.784        (a)$11.367        (a)$13.128
                                                                  (b)$10.713        (b)$11.263        (b)$12.648
 Ending Number of AUs............................................ (a)23,955,465     (a)45,985,519     (a)1,138,792
                                                                  (b)3,060,178      (b)5,537,798      (b)20,862

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$13.682        (a)$12.893        (a)$15.012
                                                                  (b)$13.140        (b)$12.302        (b)$14.232
 Ending AUV...................................................... (a)$12.893        (a)$15.012        (a)$16.632
                                                                  (b)$12.302        (b)$14.232        (b)$15.278
 Ending Number of AUs............................................ (a)1,343,411      (a)1,650,410      (a)890
                                                                  (b)49,173         (b)57,684         (b)56,938

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)$10.242
                                                                  (b)N/A            (b)N/A            (b)$10.242
 Ending AUV...................................................... (a)N/A            (a)$10.242        (a)$12.189
                                                                  (b)N/A            (b)$10.242        (b)$12.067
 Ending Number of AUs............................................ (a)N/A            (a)20,786         (a)392,889
                                                                  (b)N/A            (b)20,786         (b)2,192

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.975         (a)$8.695         (a)$8.691
                                                                   (b)$8.591         (b)$8.270         (b)$8.212
 Ending AUV......................................................  (a)$8.695         (a)$8.691        (a)$10.888
                                                                   (b)$8.270         (b)$8.212        (b)$10.002
 Ending Number of AUs............................................ (a)232,260        (a)256,660        (a)398
                                                                  (b)23,351         (b)19,344         (b)15,559

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.454
                                                                  (b)$10.435
 Ending AUV......................................................  (a)$9.108
                                                                   (b)$9.019
 Ending Number of AUs............................................ (a)15,069
                                                                  (b)222

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.552
                                                                  (b)$11.566
 Ending AUV...................................................... (a)$10.654
                                                                   (b)$9.738
 Ending Number of AUs............................................ (a)2,195
                                                                  (b)20,562

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$20.422
                                                                  (b)$18.578
 Ending AUV...................................................... (a)$18.548
                                                                  (b)$16.738
 Ending Number of AUs............................................ (a)97
                                                                  (b)4,546

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) -
AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$18.799
                                                                  (b)$17.106
 Ending AUV...................................................... (a)$17.697
                                                                  (b)$15.975
 Ending Number of AUs............................................ (a)117,351
                                                                  (b)520

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$13.128
                                                                  (b)$12.648
 Ending AUV...................................................... (a)$12.047
                                                                  (b)$11.513
 Ending Number of AUs............................................ (a)2,334,883
                                                                  (b)21,806

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.632
                                                                  (b)$15.278
 Ending AUV...................................................... (a)$15.773
                                                                  (b)$14.373
 Ending Number of AUs............................................ (a)6,297
                                                                  (b)14,069

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)$12.189
                                                                  (b)$12.067
 Ending AUV...................................................... (a)$10.993
                                                                  (b)$10.795
 Ending Number of AUs............................................ (a)964,213
                                                                  (b)2,093

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.888
                                                                  (b)$10.002
 Ending AUV......................................................  (a)$8.845
                                                                   (b)$8.060
 Ending Number of AUs............................................ (a)947
                                                                  (b)13,503

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$7.116      (a)$9.408        (a)$9.558
                                                                  (b)$7.115      (b)$9.348        (b)$9.435
 Ending AUV...................................................... (a)$9.408      (a)$9.558        (a)$8.316
                                                                  (b)$9.348      (b)$9.435        (b)$8.156
 Ending Number of AUs............................................ (a)220,385     (a)2,327,498     (a)6,692,945
                                                                  (b)25,180      (b)81,005        (b)153,610

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                        FISCAL            FISCAL             FISCAL
                                                                         YEAR              YEAR               YEAR
                                                                        ENDED              ENDED              ENDED
VARIABLE PORTFOLIOS                                                    12/31/12          12/31/13           12/31/14
================================================================= ================= ================== ==================
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.316         (a)$9.792         (a)$11.898
                                                                   (b)$8.156         (b)$9.542         (b)$11.518
 Ending AUV......................................................  (a)$9.792        (a)$11.898         (a)$10.925
                                                                   (b)$9.542        (b)$11.518         (b)$10.508
 Ending Number of AUs............................................ (a)7,198,139      (a)6,884,711       (a)7,355,009
                                                                  (b)148,257        (b)131,137         (b)131,543

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV...................................................  (a)$9.999        (a)$10.540         (a)$12.187
                                                                   (b)$9.999        (b)$10.416         (b)$11.942
 Ending AUV...................................................... (a)$10.540        (a)$12.187         (a)$12.550
                                                                  (b)$10.416        (b)$11.942         (b)$12.217
 Ending Number of AUs............................................ (a)60,745,450     (a)150,632,803     (a)233,894,260
                                                                  (b)10             (b)30,376          (b)27,225

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV...................................................  (a)$9.999        (a)$10.426         (a)$12.098
                                                                   (b)$9.999        (b)$10.366         (b)$11.929
 Ending AUV...................................................... (a)$10.426        (a)$12.098         (a)$12.456
                                                                  (b)$10.366        (b)$11.929         (b)$12.202
 Ending Number of AUs............................................ (a)7,520,197      (a)67,261,976      (a)144,266,337
                                                                  (b)10             (b)27,017          (b)25,843

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A             (a)N/A
                                                                  (b)N/A            (b)N/A             (b)N/A

------------------------------------------------------------------



                                                                        FISCAL             FISCAL            FISCAL
                                                                         YEAR               YEAR              YEAR
                                                                         ENDED              ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/15           12/31/16          12/31/17
================================================================= ================== ================== ================
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)$10.844
                                                                  (b)N/A             (b)N/A             (b)$10.778
 Ending AUV...................................................... (a)N/A             (a)$10.844         (a)$12.142
                                                                  (b)N/A             (b)$10.778         (b)$11.955
 Ending Number of AUs............................................ (a)N/A             (a)18,670,177      (a)1,025,617
                                                                  (b)N/A             (b)360             (b)25,624

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A             (a)N/A             (a)$10.157
                                                                  (b)N/A             (b)N/A             (b)$10.138
 Ending Number of AUs............................................ (a)N/A             (a)N/A             (a)0
                                                                  (b)N/A             (b)N/A             (b)229

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A             (a)N/A             (a)$10.292
                                                                  (b)N/A             (b)N/A             (b)$10.273
 Ending Number of AUs............................................ (a)N/A             (a)N/A             (a)121,562
                                                                  (b)N/A             (b)N/A             (b)0

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)$10.588
                                                                  (b)N/A             (b)N/A             (b)$10.524
 Ending AUV...................................................... (a)N/A             (a)$10.588         (a)$12.465
                                                                  (b)N/A             (b)$10.524         (b)$12.273
 Ending Number of AUs............................................ (a)N/A             (a)29,433,669      (a)3,194,846
                                                                  (b)N/A             (b)45,183          (b)52,406

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.925         (a)$10.258         (a)$10.243
                                                                  (b)$10.508          (b)$9.802          (b)$9.725
 Ending AUV...................................................... (a)$10.258         (a)$10.243         (a)$12.574
                                                                   (b)$9.802          (b)$9.725         (b)$11.584
 Ending Number of AUs............................................ (a)7,371,084       (a)7,466,955       (a)5,341
                                                                  (b)127,717         (b)123,836         (b)114,345

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$12.550         (a)$11.749         (a)$12.121
                                                                  (b)$12.217         (b)$11.363         (b)$11.647
 Ending AUV...................................................... (a)$11.749         (a)$12.121         (a)$14.480
                                                                  (b)$11.363         (b)$11.647         (b)$13.701
 Ending Number of AUs............................................ (a)304,891,251     (a)304,103,829     (a)2,131,369
                                                                  (b)26,074          (b)54,203          (b)90,796

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$12.456         (a)$11.629         (a)$12.070
                                                                  (b)$12.202         (b)$11.318         (b)$11.672
 Ending AUV...................................................... (a)$11.629         (a)$12.070         (a)$14.220
                                                                  (b)$11.318         (b)$11.672         (b)$13.549
 Ending Number of AUs............................................ (a)207,746,225     (a)208,564,575     (a)1,438,362
                                                                  (b)24,759          (b)25,354          (b)58,848

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A             (a)N/A             (a)$10.395
                                                                  (b)N/A             (b)N/A             (b)$10.376
 Ending Number of AUs............................................ (a)N/A             (a)N/A             (a)103,080
                                                                  (b)N/A             (b)N/A             (b)7,693

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$12.142
                                                                  (b)$11.955
 Ending AUV...................................................... (a)$10.920
                                                                  (b)$10.666
 Ending Number of AUs............................................ (a)1,930,826
                                                                  (b)28,295

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.157
                                                                  (b)$10.138
 Ending AUV......................................................  (a)$8.847
                                                                   (b)$8.760
 Ending Number of AUs............................................ (a)2,482
                                                                  (b)229

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.292
                                                                  (b)$10.273
 Ending AUV......................................................  (a)$9.590
                                                                   (b)$9.496
 Ending Number of AUs............................................ (a)2,244,476
                                                                  (b)8,149

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$12.465
                                                                  (b)$12.273
 Ending AUV...................................................... (a)$11.446
                                                                  (b)$11.180
 Ending Number of AUs............................................ (a)7,226,527
                                                                  (b)35,189

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.574
                                                                  (b)$11.584
 Ending AUV...................................................... (a)$10.396
                                                                   (b)$9.501
 Ending Number of AUs............................................ (a)20,288
                                                                  (b)106,892

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$14.480
                                                                  (b)$13.701
 Ending AUV...................................................... (a)$13.337
                                                                  (b)$12.519
 Ending Number of AUs............................................ (a)4,482,695
                                                                  (b)152,853

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$14.220
                                                                  (b)$13.549
 Ending AUV...................................................... (a)$13.046
                                                                  (b)$12.331
 Ending Number of AUs............................................ (a)3,119,662
                                                                  (b)60,222

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)$10.395
                                                                  (b)$10.376
 Ending AUV......................................................  (a)$9.512
                                                                   (b)$9.419
 Ending Number of AUs............................................ (a)2,773,189
                                                                  (b)11,126

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL           FISCAL
                                                                                       YEAR             YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/09        12/31/10         12/31/11
================================================================= ============== ================ ================
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.034     (a)$10.786       (a)$13.034
                                                                   (b)$8.032     (b)$10.714       (b)$12.863
 Ending AUV...................................................... (a)$10.786     (a)$13.034       (a)$11.929
                                                                  (b)$10.714     (b)$12.863       (b)$11.696
 Ending Number of AUs............................................ (a)84,681      (a)675,909       (a)2,107,734
                                                                  (b)10,414      (b)28,500        (b)57,042

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.882     (a)$11.134       (a)$11.510
                                                                  (b)$10.880     (b)$11.057       (b)$11.356
 Ending AUV...................................................... (a)$11.134     (a)$11.510       (a)$12.136
                                                                  (b)$11.057     (b)$11.356       (b)$11.896
 Ending Number of AUs............................................ (a)151,610     (a)1,160,352     (a)2,843,327
                                                                  (b)8,234       (b)31,403        (b)62,574

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$11.305       (a)$11.425
                                                                  (b)N/A         (b)$11.077       (b)$11.128
 Ending AUV...................................................... (a)N/A         (a)$11.425       (a)$11.955
                                                                  (b)N/A         (b)$11.128       (b)$11.569
 Ending Number of AUs............................................ (a)N/A         (a)1,372,938     (a)3,797,293
                                                                  (b)N/A         (b)20,124        (b)62,356

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$5.307      (a)$7.064        (a)$8.428
                                                                   (b)$5.306      (b)$7.017        (b)$8.316
 Ending AUV......................................................  (a)$7.064      (a)$8.428        (a)$8.134
                                                                   (b)$7.017      (b)$8.316        (b)$7.974
 Ending Number of AUs............................................ (a)8,651       (a)67,576        (a)211,903
                                                                  (b)5,560       (b)7,075         (b)7,075

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12         12/31/13         12/31/14
================================================================= ================ ================ ================
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.929       (a)$14.552       (a)$19.461
                                                                  (b)$11.696       (b)$14.176       (b)$18.836
 Ending AUV...................................................... (a)$14.552       (a)$19.461       (a)$22.083
                                                                  (b)$14.176       (b)$18.836       (b)$21.236
 Ending Number of AUs............................................ (a)2,326,552     (a)2,176,009     (a)2,165,172
                                                                  (b)58,085        (b)55,839        (b)51,635

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.136       (a)$12.403       (a)$11.957
                                                                  (b)$11.896       (b)$12.078       (b)$11.569
 Ending AUV...................................................... (a)$12.403       (a)$11.957       (a)$12.382
                                                                  (b)$12.078       (b)$11.569       (b)$11.903
 Ending Number of AUs............................................ (a)3,994,521     (a)4,815,432     (a)5,226,026
                                                                  (b)72,535        (b)73,994        (b)69,125

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.955       (a)$12.248       (a)$11.456
                                                                  (b)$11.569       (b)$11.775       (b)$10.943
 Ending AUV...................................................... (a)$12.248       (a)$11.456       (a)$11.493
                                                                  (b)$11.775       (b)$10.943       (b)$10.907
 Ending Number of AUs............................................ (a)5,055,051     (a)6,324,907     (a)6,739,581
                                                                  (b)74,664        (b)83,036        (b)86,896

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.134        (a)$9.308       (a)$13.101
                                                                   (b)$7.974        (b)$9.052       (b)$12.658
 Ending AUV......................................................  (a)$9.308       (a)$13.101       (a)$12.970
                                                                   (b)$9.052       (b)$12.658       (b)$12.451
 Ending Number of AUs............................................ (a)286,201       (a)263,943       (a)294,999
                                                                  (b)3,395         (b)3,383         (b)3,383

------------------------------------------------------------------



                                                                       FISCAL           FISCAL          FISCAL        FISCAL
                                                                        YEAR             YEAR            YEAR          YEAR
                                                                        ENDED            ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16        12/31/17      12/31/18
================================================================= ================ ================ ============= =============
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$22.083       (a)$23.642       (a)$23.741    (a)$31.763
                                                                  (b)$21.236       (b)$22.587       (b)$22.535    (b)$29.273
 Ending AUV...................................................... (a)$23.642       (a)$23.741       (a)$31.763    (a)$31.087
                                                                  (b)$22.587       (b)$22.535       (b)$29.273    (b)$28.420
 Ending Number of AUs............................................ (a)2,181,302     (a)2,221,361     (a)2,343      (a)21,742
                                                                  (b)48,019        (b)45,431        (b)26,133     (b)25,823

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.382       (a)$12.258       (a)$12.247    (a)$12.713
                                                                  (b)$11.903       (b)$11.706       (b)$11.620    (b)$11.710
 Ending AUV...................................................... (a)$12.258       (a)$12.247       (a)$12.713    (a)$12.541
                                                                  (b)$11.706       (b)$11.620       (b)$11.710    (b)$11.459
 Ending Number of AUs............................................ (a)6,360,922     (a)8,165,155     (a)48,440     (a)129,043
                                                                  (b)63,850        (b)59,591        (b)58,348     (b)50,840

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.493       (a)$11.191       (a)$11.455    (a)$11.842
                                                                  (b)$10.907       (b)$10.551       (b)$10.731    (b)$10.727
 Ending AUV...................................................... (a)$11.191       (a)$11.455       (a)$11.842    (a)$11.682
                                                                  (b)$10.551       (b)$10.731       (b)$10.727    (b)$10.497
 Ending Number of AUs............................................ (a)6,951,102     (a)7,733,213     (a)116,577    (a)244,779
                                                                  (b)81,731        (b)73,721        (b)73,418     (b)65,728

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)$9.848    (a)$11.379
                                                                  (b)N/A           (b)N/A            (b)$9.848    (b)$11.265
 Ending AUV...................................................... (a)N/A            (a)$9.848       (a)$11.379    (a)$10.370
                                                                  (b)N/A            (b)$9.848       (b)$11.265    (b)$10.184
 Ending Number of AUs............................................ (a)N/A           (a)31,400        (a)270,390    (a)581,615
                                                                  (b)N/A           (b)31,400        (b)0          (b)0

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.970       (a)$12.620       (a)$13.343    (a)$17.527
                                                                  (b)$12.451       (b)$12.036       (b)$12.643    (b)$16.029
 Ending AUV...................................................... (a)$12.620       (a)$13.343       (a)$17.527    (a)$16.108
                                                                  (b)$12.036       (b)$12.643       (b)$16.029    (b)$14.613
 Ending Number of AUs............................................ (a)378,586       (a)345,908       (a)792        (a)11,615
                                                                  (b)3,383         (b)3,383         (b)3,383      (b)3,383

------------------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                                (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10      12/31/11
================================================================= ============== ============= =============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$6.607      (a)$8.523     (a)$9.275
                                                                  (b)$6.604      (b)$8.498     (b)$9.224
 Ending AUV...................................................... (a)$8.523      (a)$9.275     (a)$9.014
                                                                   (b)$8.498      (b)$9.224     (b)$8.942
 Ending Number of AUs............................................ (a)16          (a)206        (a)5,006
                                                                  (b)0           (b)3,149      (b)6,584

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.300      (a)$9.454    (a)$10.514
                                                                   (b)$7.301      (b)$9.431    (b)$10.462
 Ending AUV......................................................  (a)$9.454     (a)$10.514    (a)$10.625
                                                                   (b)$9.431     (b)$10.462    (b)$10.547
 Ending Number of AUs............................................ (a)3,328       (a)5,474      (a)52,629
                                                                  (b)1,796       (b)11,085     (b)38,412

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.461     (a)$10.054    (a)$11.863
                                                                   (b)$7.463     (b)$10.027    (b)$11.803
 Ending AUV...................................................... (a)$10.054     (a)$11.863    (a)$10.961
                                                                  (b)$10.027     (b)$11.803    (b)$10.879
 Ending Number of AUs............................................ (a)14          (a)14         (a)0
                                                                  (b)0           (b)0          (b)2,239

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.362      (a)$8.362     (a)$9.549
                                                                   (b)$6.359      (b)$8.342     (b)$9.502
 Ending AUV......................................................  (a)$8.362      (a)$9.549     (a)$9.227
                                                                   (b)$8.342      (b)$9.502     (b)$9.158
 Ending Number of AUs............................................ (a)4,838       (a)45,158     (a)160,552
                                                                  (b)2,838       (b)26,972     (b)83,405

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.868      (a)$8.977     (a)$9.941
                                                                   (b)$6.867      (b)$8.957     (b)$9.893
 Ending AUV......................................................  (a)$8.977      (a)$9.941     (a)$9.590
                                                                   (b)$8.957      (b)$9.893     (b)$9.521
 Ending Number of AUs............................................ (a)5,552       (a)55,306     (a)202,016
                                                                  (b)3,311       (b)31,257     (b)102,677

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.314      (a)$7.910     (a)$9.167
                                                                   (b)$6.316      (b)$7.899     (b)$9.131
 Ending AUV......................................................  (a)$7.910      (a)$9.167     (a)$8.498
                                                                   (b)$7.899      (b)$9.131     (b)$8.444
 Ending Number of AUs............................................ (a)2,201       (a)27,846     (a)91,851
                                                                  (b)1,252       (b)11,987     (b)44,469

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.466      (a)$9.759    (a)$10.592
                                                                   (b)$7.462      (b)$9.711    (b)$10.513
 Ending AUV......................................................  (a)$9.759     (a)$10.592    (a)$10.189
                                                                   (b)$9.711     (b)$10.513    (b)$10.088
 Ending Number of AUs............................................ (a)14          (a)1,443      (a)3,570
                                                                  (b)0           (b)0          (b)3,349

------------------------------------------------------------------



                                                                       FISCAL          FISCAL           FISCAL
                                                                        YEAR            YEAR             YEAR
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/12        12/31/13         12/31/14
================================================================= =============== ================ ================
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$9.014       (a)$10.261       (a)$12.538
                                                                  (b)$8.942       (b)$10.155       (b)$12.376
 Ending AUV...................................................... (a)$10.261      (a)$12.538       (a)$12.728
                                                                    (b)$10.155       (b)$12.376       (b)$12.533
 Ending Number of AUs............................................ (a)11,239       (a)16,213        (a)24,348
                                                                  (b)6,290        (b)5,697         (b)12,812

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................   (a)$10.625       (a)$11.815       (a)$13.289
                                                                    (b)$10.547       (b)$11.698       (b)$13.125
 Ending AUV......................................................   (a)$11.815       (a)$13.289       (a)$13.723
                                                                    (b)$11.698       (b)$13.125       (b)$13.520
 Ending Number of AUs............................................ (a)111,503      (a)166,029       (a)264,636
                                                                  (b)41,347       (b)51,191        (b)68,173

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A          (a)N/A           (a)N/A
                                                                  (b)N/A          (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A           (a)N/A
                                                                  (b)N/A          (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A          (a)N/A           (a)N/A
                                                                  (b)N/A          (b)N/A           (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................   (a)$10.961       (a)$12.269       (a)$13.637
                                                                    (b)$10.879       (b)$12.147       (b)$16.721
 Ending AUV......................................................   (a)$12.269       (a)$13.637       (a)$18.078
                                                                    (b)$12.147       (b)$16.721       (b)$17.809
 Ending Number of AUs............................................ (a)0            (a)0             (a)0
                                                                  (b)2,190        (b)1,903         (b)1,962

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$9.227       (a)$10.832       (a)$14.505
                                                                     (b)$9.158       (b)$10.724       (b)$14.325
 Ending AUV......................................................   (a)$10.832       (a)$14.505       (a)$15.620
                                                                    (b)$10.724       (b)$14.325       (b)$15.388
 Ending Number of AUs............................................ (a)186,970      (a)173,621       (a)173,551
                                                                  (b)99,029       (b)87,782        (b)99,864

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$9.590       (a)$10.824       (a)$14.294
                                                                     (b)$9.521       (b)$10.719       (b)$14.120
 Ending AUV......................................................   (a)$10.824       (a)$14.294       (a)$15.515
                                                                    (b)$10.719       (b)$14.120       (b)$15.288
 Ending Number of AUs............................................ (a)244,560      (a)225,904       (a)219,653
                                                                  (b)127,484      (b)129,823       (b)128,717

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$8.498        (a)$9.402       (a)$12.613
                                                                     (b)$8.444        (b)$9.318       (b)$12.470
 Ending AUV......................................................    (a)$9.402       (a)$12.613       (a)$13.403
                                                                     (b)$9.318       (b)$12.470       (b)$13.218
 Ending Number of AUs............................................ (a)113,289      (a)97,558        (a)91,670
                                                                  (b)62,992       (b)55,322        (b)54,487

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................   (a)$10.189       (a)$11.698       (a)$15.831
                                                                    (b)$10.088       (b)$11.552       (b)$15.595
 Ending AUV......................................................   (a)$11.698       (a)$15.831       (a)$17.796
                                                                    (b)$11.552       (b)$15.595       (b)$17.487
 Ending Number of AUs............................................ (a)12,501       (a)13,680        (a)13,098
                                                                  (b)4,492        (b)5,555         (b)7,239

------------------------------------------------------------------



                                                                       FISCAL           FISCAL          FISCAL        FISCAL
                                                                        YEAR             YEAR            YEAR          YEAR
                                                                        ENDED            ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16        12/31/17      12/31/18
================================================================= ================ ================ ============= =============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.728       (a)$11.783       (a)$13.165    (a)$14.784
                                                                  (b)$12.533       (b)$11.574       (b)$12.898    (b)$13.621
 Ending AUV...................................................... (a)$11.783       (a)$13.165       (a)$14.784    (a)$13.204
                                                                     (b)$11.574       (b)$12.898    (b)$13.621    (b)$12.068
 Ending Number of AUs............................................ (a)29,195        (a)26,214        (a)0          (a)13
                                                                  (b)18,908        (b)21,736        (b)0          (b)12

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$13.723       (a)$12.590    (a)$14.171    (a)$15.566
                                                                     (b)$13.520       (b)$12.373    (b)$13.892    (b)$14.449
 Ending AUV......................................................    (a)$12.590       (a)$14.171    (a)$15.566    (a)$14.725
                                                                     (b)$12.373       (b)$13.892    (b)$14.449    (b)$13.559
 Ending Number of AUs............................................ (a)281,435       (a)273,332       (a)0          (a)15
                                                                  (b)97,441        (b)115,234       (b)0          (b)14

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)$9.917     (a)$9.863
                                                                  (b)N/A           (b)N/A            (b)$9.901     (b)$9.733
 Ending AUV...................................................... (a)N/A               (a)$9.917     (a)$9.863     (a)$9.894
                                                                  (b)N/A               (b)$9.901     (b)$9.733     (b)$9.685
 Ending Number of AUs............................................ (a)N/A           (a)49,630        (a)1,661      (a)10
                                                                  (b)N/A           (b)6,421         (b)0          (b)10

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$18.078       (a)$18.692    (a)$18.451    (a)$24.145
                                                                     (b)$17.809       (b)$18.368    (b)$18.451    (b)$21.781
 Ending AUV......................................................    (a)$18.692       (a)$18.451    (a)$24.145    (a)$22.939
                                                                     (b)$18.368       (b)$18.451    (b)$21.781    (b)$20.527
 Ending Number of AUs............................................ (a)2,528         (a)1,690         (a)0          (a)23
                                                                  (b)1,728         (b)1,690         (b)0          (b)21

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$15.620       (a)$14.464    (a)$16.703    (a)$19.826
                                                                     (b)$15.388       (b)$14.213    (b)$16.372    (b)$18.292
 Ending AUV......................................................    (a)$14.464       (a)$16.703    (a)$19.826    (a)$17.174
                                                                     (b)$14.213       (b)$16.372    (b)$18.292    (b)$19.881
 Ending Number of AUs............................................ (a)182,981       (a)193,826       (a)0          (a)17
                                                                  (b)109,828       (b)109,749       (b)0          (b)20

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$15.515       (a)$14.807    (a)$17.456    (a)$20.108
                                                                     (b)$15.288       (b)$14.554    (b)$17.115    (b)$18.538
 Ending AUV......................................................    (a)$14.807       (a)$17.456    (a)$20.108    (a)$17.175
                                                                     (b)$14.554       (b)$17.115    (b)$18.538    (b)$15.707
 Ending Number of AUs............................................ (a)222,819       (a)232,899       (a)0          (a)17
                                                                  (b)141,446       (b)140,702       (b)0          (b)16

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$13.403       (a)$12.851    (a)$14.857    (a)$17.073
                                                                     (b)$13.218       (b)$12.642    (b)$14.578    (b)$15.701
 Ending AUV......................................................    (a)$12.851       (a)$14.857    (a)$17.073    (a)$15.503
                                                                     (b)$12.642       (b)$14.578    (b)$15.701    (b)$14.142
 Ending Number of AUs............................................ (a)91,612        (a)84,400        (a)0          (a)16
                                                                  (b)48,231        (b)50,572        (b)0          (b)14

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................    (a)$17.796       (a)$19.495    (a)$19.736    (a)$26.179
                                                                     (b)$17.487       (b)$19.109    (b)$19.297    (b)$23.954
 Ending AUV......................................................    (a)$19.495       (a)$19.736    (a)$26.179    (a)$26.411
                                                                     (b)$19.109       (b)$19.297    (b)$23.954    (b)$23.972
 Ending Number of AUs............................................ (a)17,194        (a)28,422        (a)183        (a)26
                                                                  (b)7,703         (b)8,604         (b)0          (b)24

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/09      12/31/10      12/31/11
================================================================= ============== ============ =============
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.372      (a)$9.864   (a)$12.222
                                                                   (b)$7.373      (b)$9.844   (b)$12.167
 Ending AUV......................................................  (a)$9.864     (a)$12.222   (a)$11.073
                                                                   (b)$9.844     (b)$12.167   (b)$10.995
 Ending Number of AUs............................................ (a)4,941       (a)45,875    (a)177,083
                                                                  (b)2,907       (b)25,746    (b)93,507

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.759   (a)$11.481
                                                                  (b)N/A         (b)$10.757   (b)$11.446
 Ending AUV...................................................... (a)N/A         (a)$11.481   (a)$11.385
                                                                  (b)N/A         (b)$11.446   (b)$11.321
 Ending Number of AUs............................................ (a)N/A         (a)84,794    (a)168,563
                                                                  (b)N/A         (b)25,299    (b)60,547

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.215   (a)$11.173
                                                                  (b)N/A         (b)$10.214   (b)$11.130
 Ending AUV...................................................... (a)N/A         (a)$11.173   (a)$10.301
                                                                  (b)N/A         (b)$11.130   (b)$10.236
 Ending Number of AUs............................................ (a)N/A         (a)447       (a)19,914
                                                                  (b)N/A         (b)0         (b)474

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.303   (a)$11.155
                                                                  (b)N/A         (b)$10.301   (b)$11.122
 Ending AUV...................................................... (a)N/A         (a)$11.155   (a)$10.620
                                                                  (b)N/A         (b)$11.122   (b)$10.562
 Ending Number of AUs............................................ (a)N/A         (a)19,595    (a)147,135
                                                                  (b)N/A         (b)6,668     (b)25,168

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$10.617   (a)$11.425
                                                                  (b)N/A         (b)$10.615   (b)$11.396
 Ending AUV...................................................... (a)N/A         (a)$11.425   (a)$11.063
                                                                  (b)N/A         (b)$11.396   (b)$11.007
 Ending Number of AUs............................................ (a)N/A         (a)69,284    (a)275,629
                                                                  (b)N/A         (b)14,422    (b)125,666

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.675      (a)$9.248   (a)$10.223
                                                                   (b)$7.674      (b)$9.220   (b)$10.167
 Ending AUV......................................................  (a)$9.248     (a)$10.223   (a)$10.190
                                                                   (b)$9.220     (b)$10.167   (b)$10.109
 Ending Number of AUs............................................ (a)6,788       (a)6,647     (a)12,771
                                                                  (b)1,837       (b)1,816     (b)12,147

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.598     (a)$10.333   (a)$11.362
                                                                   (b)$7.597     (b)$10.310   (b)$11.309
 Ending AUV...................................................... (a)$10.333     (a)$11.362   (a)$10.190
                                                                  (b)$10.310     (b)$11.309   (b)$10.117
 Ending Number of AUs............................................ (a)18,857      (a)75,937    (a)268,689
                                                                  (b)4,411       (b)37,282    (b)133,047

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.814      (a)$8.806   (a)$10.285
                                                                   (b)$6.813      (b)$8.787   (b)$10.237
 Ending AUV......................................................  (a)$8.806     (a)$10.285    (a)$9.688
                                                                   (b)$8.787     (b)$10.237    (b)$9.619
 Ending Number of AUs............................................ (a)3,572       (a)32,367    (a)97,206
                                                                  (b)4,470       (b)25,955    (b)67,648

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/12      12/31/13      12/31/14      12/31/15
================================================================= ============= ============= ============= =============
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.073    (a)$12.930    (a)$17.544    (a)$18.852
                                                                  (b)$10.995    (b)$12.807    (b)$17.334    (b)$18.580
 Ending AUV...................................................... (a)$12.930    (a)$17.544    (a)$18.852    (a)$17.478
                                                                  (b)$12.807    (b)$17.334    (b)$18.580    (b)$17.183
 Ending Number of AUs............................................ (a)210,448    (a)184,326    (a)178,074    (a)181,686
                                                                  (b)113,827    (b)110,557    (b)111,794    (b)120,468

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.385    (a)$12.441    (a)$13.691    (a)$14.233
                                                                  (b)$11.321    (b)$12.341    (b)$13.546    (b)$14.047
 Ending AUV...................................................... (a)$12.441    (a)$13.691    (a)$14.233    (a)$13.862
                                                                  (b)$12.341    (b)$13.546    (b)$14.047    (b)$13.648
 Ending Number of AUs............................................ (a)187,172    (a)212,707    (a)312,322    (a)310,489
                                                                  (b)103,832    (b)130,959    (b)146,551    (b)89,536

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$10.301    (a)$11.679    (a)$14.260    (a)$14.812
                                                                  (b)$10.236    (b)$11.577    (b)$14.099    (b)$14.608
 Ending AUV...................................................... (a)$11.679    (a)$14.260    (a)$14.812    (a)$14.347
                                                                  (b)$11.577    (b)$14.099    (b)$14.608    (b)$14.114
 Ending Number of AUs............................................ (a)19,248     (a)18,645     (a)24,284     (a)23,578
                                                                  (b)462        (b)27,111     (b)39,332     (b)48,049

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$10.620    (a)$11.834    (a)$13.702    (a)$14.222
                                                                  (b)$10.562    (b)$11.739    (b)$13.559    (b)$14.038
 Ending AUV...................................................... (a)$11.834    (a)$13.702    (a)$14.222    (a)$13.794
                                                                  (b)$11.739    (b)$13.559    (b)$14.038    (b)$13.581
 Ending Number of AUs............................................ (a)141,387    (a)142,855    (a)152,427    (a)166,201
                                                                  (b)43,915     (b)66,031     (b)70,000     (b)70,608

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.063    (a)$12.205    (a)$13.785    (a)$14.323
                                                                  (b)$11.007    (b)$12.113    (b)$13.647    (b)$14.144
 Ending AUV...................................................... (a)$12.205    (a)$13.785    (a)$14.323    (a)$13.906
                                                                  (b)$12.113    (b)$13.647    (b)$14.144    (b)$13.699
 Ending Number of AUs............................................ (a)273,159    (a)299,445    (a)294,336    (a)288,436
                                                                  (b)132,049    (b)142,799    (b)154,264    (b)144,460

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.190    (a)$11.646    (a)$14.182    (a)$14.709
                                                                  (b)$10.109    (b)$11.524    (b)$13.998    (b)$14.483
 Ending AUV...................................................... (a)$11.646    (a)$14.182    (a)$14.709    (a)$14.677
                                                                  (b)$11.524    (b)$13.998    (b)$14.483    (b)$14.415
 Ending Number of AUs............................................ (a)27,011     (a)74,226     (a)132,311    (a)134,090
                                                                  (b)12,266     (b)14,544     (b)38,086     (b)38,737

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.190    (a)$12.294    (a)$15.635    (a)$15.737
                                                                  (b)$10.117    (b)$12.176    (b)$15.445    (b)$15.507
 Ending AUV...................................................... (a)$12.294    (a)$15.635    (a)$15.737    (a)$16.568
                                                                  (b)$12.176    (b)$15.445    (b)$15.507    (b)$16.285
 Ending Number of AUs............................................ (a)296,107    (a)275,903    (a)277,608    (a)255,984
                                                                  (b)150,432    (b)138,739    (b)141,161    (b)136,052

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.688    (a)$11.241    (a)$14.397    (a)$15.375
                                                                   (b)$9.619    (b)$11.133    (b)$14.223    (b)$15.151
 Ending AUV...................................................... (a)$11.241    (a)$14.397    (a)$15.375    (a)$16.169
                                                                  (b)$11.133    (b)$14.223    (b)$15.151    (b)$15.893
 Ending Number of AUs............................................ (a)125,403    (a)134,270    (a)157,033    (a)146,571
                                                                  (b)69,968     (b)86,889     (b)96,486     (b)99,898

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/16      12/31/17      12/31/18
================================================================= ============= ============= =============
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.478    (a)$21.506    (a)$24.499
                                                                  (b)$17.183    (b)$21.090    (b)$22.584
 Ending AUV...................................................... (a)$21.506    (a)$24.499    (a)$20.507
                                                                  (b)$21.090    (b)$22.584    (b)$18.752
 Ending Number of AUs............................................ (a)172,040    (a)866        (a)21
                                                                  (b)111,541    (b)0          (b)19

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$13.862    (a)$14.400    (a)$16.114
                                                                  (b)$13.648    (b)$14.141    (b)$14.618
 Ending AUV...................................................... (a)$14.400    (a)$16.114    (a)$15.300
                                                                  (b)$14.141    (b)$14.618    (b)$13.769
 Ending Number of AUs............................................ (a)298,603    (a)388        (a)15
                                                                  (b)86,330     (b)0          (b)14

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$14.347    (a)$14.976    (a)$17.883
                                                                  (b)$14.114    (b)$14.696    (b)$16.198
 Ending AUV...................................................... (a)$14.976    (a)$17.883    (a)$16.405
                                                                  (b)$14.696    (b)$16.198    (b)$14.740
 Ending Number of AUs............................................ (a)34,575     (a)9,216      (a)16
                                                                  (b)49,334     (b)0          (b)15

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$13.794    (a)$14.386    (a)$16.798
                                                                  (b)$13.581    (b)$14.129    (b)$15.216
 Ending AUV...................................................... (a)$14.386    (a)$16.798    (a)$15.620
                                                                  (b)$14.129    (b)$15.216    (b)$14.035
 Ending Number of AUs............................................ (a)168,385    (a)2,144      (a)16
                                                                  (b)79,976     (b)0          (b)14

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$13.906    (a)$14.492    (a)$16.655
                                                                  (b)$13.699    (b)$14.240    (b)$15.090
 Ending AUV...................................................... (a)$14.492    (a)$16.655    (a)$15.647
                                                                  (b)$14.240    (b)$15.090    (b)$14.063
 Ending Number of AUs............................................ (a)275,910    (a)0          (a)16
                                                                  (b)135,607    (b)0          (b)14

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.677    (a)$15.806    (a)$18.479
                                                                  (b)$14.415    (b)$15.485    (b)$16.944
 Ending AUV...................................................... (a)$15.806    (a)$18.479    (a)$17.375
                                                                  (b)$15.485    (b)$16.944    (b)$15.804
 Ending Number of AUs............................................ (a)217,667    (a)47,302     (a)17
                                                                  (b)69,753     (b)0          (b)16

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.568    (a)$16.410    (a)$21.726
                                                                  (b)$16.285    (b)$16.090    (b)$20.038
 Ending AUV...................................................... (a)$16.410    (a)$21.726    (a)$19.484
                                                                  (b)$16.090    (b)$20.038    (b)$17.827
 Ending Number of AUs............................................ (a)288,890    (a)0          (a)19
                                                                  (b)141,093    (b)0          (b)18

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.169    (a)$17.425    (a)$22.513
                                                                  (b)$15.893    (b)$17.086    (b)$20.770
 Ending AUV...................................................... (a)$17.425    (a)$22.513    (a)$22.138
                                                                  (b)$17.086    (b)$20.770    (b)$20.260
 Ending Number of AUs............................................ (a)146,346    (a)0          (a)22
                                                                  (b)104,133    (b)0          (b)20

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL       FISCAL
                                                                                     YEAR         YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/09      12/31/10     12/31/11
================================================================= ============== ============ ============
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.835      (a)$8.697    (a)$9.535
                                                                   (b)$6.836      (b)$8.680    (b)$9.492
 Ending AUV......................................................  (a)$8.697      (a)$9.535    (a)$9.210
                                                                   (b)$8.680      (b)$9.492    (b)$9.146
 Ending Number of AUs............................................ (a)15,361      (a)28,696    (a)58,298
                                                                  (b)569         (b)9,755     (b)22,941

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST
Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.007      (a)$9.129   (a)$10.810
                                                                   (b)$7.006      (b)$9.109   (b)$10.759
 Ending AUV......................................................  (a)$9.129     (a)$10.810   (a)$10.071
                                                                   (b)$9.109     (b)$10.759    (b)$9.998
 Ending Number of AUs............................................ (a)15          (a)150       (a)1,608
                                                                  (b)0           (b)407       (b)1,273

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.245     (a)$10.152    (a)$9.972
                                                                  (b)$10.248     (b)$10.126    (b)$9.922
 Ending AUV...................................................... (a)$10.152      (a)$9.972    (a)$9.792
                                                                  (b)$10.126      (b)$9.922    (b)$9.718
 Ending Number of AUs............................................ (a)235         (a)234       (a)0
                                                                  (b)0           (b)9,962     (b)0

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.124      (a)$9.108   (a)$10.471
                                                                   (b)$7.121      (b)$9.057   (b)$10.384
 Ending AUV......................................................  (a)$9.108     (a)$10.471   (a)$11.617
                                                                   (b)$9.057     (b)$10.384   (b)$11.493
 Ending Number of AUs............................................ (a)14          (a)2,212     (a)4,060
                                                                  (b)0           (b)319       (b)9,714

------------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL         FISCAL
                                                                      YEAR          YEAR          YEAR           YEAR
                                                                      ENDED        ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                                 12/31/12      12/31/13      12/31/14       12/31/15
================================================================= ============ ============= ============= ================
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.210   (a)$10.651    (a)$13.994    (a)$15.233
                                                                   (b)$9.146   (b)$10.550    (b)$13.828    (b)$15.014
 Ending AUV...................................................... (a)$10.651   (a)$13.994    (a)$15.233    (a)$15.212
                                                                  (b)$10.550   (b)$13.828    (b)$15.014    (b)$14.956
 Ending Number of AUs............................................ (a)69,852    (a)75,110     (a)85,727     (a)137,150
                                                                  (b)28,512    (b)29,197     (b)34,483     (b)38,381

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$10.000   (a)$10.062    (a)$11.936    (a)$12.099
                                                                   (b)$9.999   (b)$10.082    (b)$11.929    (b)$12.062
 Ending AUV...................................................... (a)$10.062   (a)$11.936    (a)$12.099    (a)$11.781
                                                                  (b)$10.082   (b)$11.929    (b)$12.062    (b)$11.716
 Ending Number of AUs............................................ (a)3,129     (a)222,123    (a)670,425    (a)2,617,149
                                                                  (b)0         (b)40,521     (b)159,139    (b)517,345

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.071   (a)$10.686    (a)$13.246    (a)$16.282
                                                                   (b)$9.998   (b)$10.583    (b)$13.085    (b)$16.044
 Ending AUV...................................................... (a)$10.686   (a)$13.246    (a)$16.282    (a)$17.648
                                                                  (b)$10.583   (b)$13.085    (b)$16.044    (b)$17.347
 Ending Number of AUs............................................ (a)2,799     (a)2,801      (a)4,220      (a)6,584
                                                                  (b)1,844     (b)4,030      (b)8,927      (b)14,924

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.792    (a)$9.617     (a)$9.445     (a)$9.274
                                                                   (b)$9.718    (b)$9.521     (b)$9.327     (b)$9.135
 Ending AUV......................................................  (a)$9.617    (a)$9.445     (a)$9.274     (a)$9.112
                                                                   (b)$9.521    (b)$9.327     (b)$9.135     (b)$8.953
 Ending Number of AUs............................................ (a)3,322     (a)14,561     (a)94,767     (a)207,284
                                                                  (b)30,637    (b)15,092     (b)15,651     (b)58,298

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.617   (a)$13.019    (a)$17.514    (a)$19.100
                                                                  (b)$11.493   (b)$12.848    (b)$17.241    (b)$18.754
 Ending AUV...................................................... (a)$13.019   (a)$17.514    (a)$19.100    (a)$19.195
                                                                  (b)$12.848   (b)$17.241    (b)$18.754    (b)$18.800
 Ending Number of AUs............................................ (a)15,219    (a)20,777     (a)27,770     (a)32,425
                                                                  (b)12,260    (b)12,073     (b)21,960     (b)29,288

------------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                       FISCAL          FISCAL        FISCAL
                                                                        YEAR            YEAR          YEAR
                                                                        ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                                   12/31/16        12/31/17      12/31/18
================================================================= ================ ============= =============
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.212       (a)$16.699    (a)$20.584
                                                                  (b)$14.956       (b)$15.862    (b)$18.983
 Ending AUV...................................................... (a)$16.699       (a)$20.584    (a)$19.930
                                                                  (b)$15.862       (b)$18.983    (b)$18.233
 Ending Number of AUs............................................ (a)159,229       (a)606        (a)20
                                                                  (b)1,225         (b)0          (b)18

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class
3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$11.781       (a)$12.443    (a)$14.170
                                                                  (b)$11.716       (b)$10.007    (b)$13.551
 Ending AUV...................................................... (a)$12.443       (a)$14.170    (a)$13.288
                                                                  (b)$10.007       (b)$13.551    (b)$12.606
 Ending Number of AUs............................................ (a)5,126,729     (a)149,425    (a)13
                                                                  (b)6,763         (b)0          (b)13

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A           (a)$11.336    (a)$11.961
                                                                  (b)N/A           (b)$11.234    (b)$11.526
 Ending AUV...................................................... (a)$11.336       (a)$11.961    (a)$11.351
                                                                  (b)$11.234       (b)$11.526    (b)$10.851
 Ending Number of AUs............................................ (a)21,911        (a)5,148      (a)11
                                                                  (b)5,323         (b)0          (b)11

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)$10.398    (a)$11.537
                                                                  (b)N/A           (b)$10.359    (b)$11.360
 Ending AUV...................................................... (a)$10.398       (a)$11.537    (a)$10.749
                                                                  (b)$10.359       (b)$11.360    (b)$10.499
 Ending Number of AUs............................................ (a)2,641,586     (a)98,509     (a)11
                                                                  (b)40,434        (b)0          (b)10

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.648       (a)$20.302    (a)$27.627
                                                                  (b)$17.347       (b)$19.905    (b)$25.339
 Ending AUV...................................................... (a)$20.302       (a)$27.627    (a)$25.031
                                                                  (b)$19.905       (b)$25.339    (b)$22.774
 Ending Number of AUs............................................ (a)12,699        (a)0          (a)25
                                                                  (b)17,198        (b)0          (b)23

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.112        (a)$8.964     (a)$9.096
                                                                   (b)$8.953        (b)$8.786     (b)$8.343
 Ending AUV......................................................  (a)$8.964        (a)$9.096     (a)$9.102
                                                                   (b)$8.786        (b)$8.343     (b)$8.282
 Ending Number of AUs............................................ (a)432,456       (a)3,771      (a)9
                                                                  (b)96,275        (b)0          (b)8

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$19.195       (a)$22.289    (a)$26.513
                                                                  (b)$18.800       (b)$21.090    (b)$24.515
 Ending AUV...................................................... (a)$22.289       (a)$26.513    (a)$26.063
                                                                  (b)$21.090       (b)$24.515    (b)$23.906
 Ending Number of AUs............................................ (a)42,150        (a)0          (a)26
                                                                  (b)921           (b)0          (b)24

------------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)N/A
                                                                  (b)N/A           (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A         (a)$8.526
                                                                  (b)N/A           (b)N/A         (b)$8.480
 Ending Number of AUs............................................ (a)N/A           (a)N/A        (a)9
                                                                  (b)N/A           (b)N/A        (b)8

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10      12/31/11
================================================================= ============== ============= =============
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.304     (a)$12.410    (a)$13.559
                                                                  (b)$10.300     (b)$12.380    (b)$13.493
 Ending AUV...................................................... (a)$12.410     (a)$13.559    (a)$14.206
                                                                  (b)$12.380     (b)$13.493    (b)$14.102
 Ending Number of AUs............................................ (a)4,693       (a)50,478     (a)182,776
                                                                  (b)2,878       (b)23,784     (b)81,083

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$4.808      (a)$6.600     (a)$7.792
                                                                   (b)$4.809      (b)$6.588     (b)$7.758
 Ending AUV......................................................  (a)$6.600      (a)$7.792     (a)$8.297
                                                                   (b)$6.588      (b)$7.758     (b)$8.240
 Ending Number of AUs............................................ (a)4,766       (a)34,505     (a)123,402
                                                                  (b)2,842       (b)21,778     (b)73,949

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.695      (a)$8.532    (a)$10.652
                                                                   (b)$6.692      (b)$8.510    (b)$10.599
 Ending AUV......................................................  (a)$8.532     (a)$10.652    (a)$10.150
                                                                   (b)$8.510     (b)$10.599    (b)$10.074
 Ending Number of AUs............................................ (a)2,407       (a)26,158     (a)104,272
                                                                  (b)1,374       (b)16,185     (b)58,182

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/12      12/31/13      12/31/14      12/31/15
================================================================= ============= ============= ============= =============
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.206    (a)$15.585    (a)$15.560    (a)$16.210
                                                                  (b)$14.102    (b)$15.431    (b)$15.369    (b)$15.971
 Ending AUV...................................................... (a)$15.585    (a)$15.560    (a)$16.210    (a)$15.766
                                                                  (b)$15.431    (b)$15.369    (b)$15.971    (b)$15.494
 Ending Number of AUs............................................ (a)256,907    (a)325,604    (a)368,746    (a)403,159
                                                                  (b)115,067    (b)145,922    (b)168,273    (b)181,184

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.297     (a)$9.577     (a)$9.234    (a)$11.799
                                                                   (b)$8.240     (b)$9.488     (b)$9.125    (b)$11.631
 Ending AUV......................................................  (a)$9.577     (a)$9.234    (a)$11.799    (a)$11.829
                                                                   (b)$9.488     (b)$9.125    (b)$11.631    (b)$11.632
 Ending Number of AUs............................................ (a)149,240    (a)178,899    (a)144,160    (a)139,172
                                                                  (b)87,983     (b)104,436    (b)91,362     (b)86,195

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.150    (a)$11.779    (a)$15.702    (a)$15.463
                                                                  (b)$10.074    (b)$11.662    (b)$15.506    (b)$15.233
 Ending AUV...................................................... (a)$11.779    (a)$15.702    (a)$15.463    (a)$14.091
                                                                  (b)$11.662    (b)$15.506    (b)$15.233    (b)$13.846
 Ending Number of AUs............................................ (a)120,729    (a)105,964    (a)110,428    (a)116,879
                                                                  (b)68,452     (b)60,244     (b)60,940     (b)66,111

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/16      12/31/17      12/31/18
================================================================= ============= ============= =============
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.766    (a)$16.882    (a)$18.134
                                                                  (b)$15.494    (b)$16.018    (b)$16.710
 Ending AUV...................................................... (a)$16.882    (a)$18.134    (a)$17.377
                                                                  (b)$16.018    (b)$16.710    (b)$15.884
 Ending Number of AUs............................................ (a)751,197    (a)18,068     (a)17
                                                                  (b)1,213      (b)0          (b)16

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.829    (a)$12.653    (a)$13.448
                                                                  (b)$11.632    (b)$12.410    (b)$12.383
 Ending AUV...................................................... (a)$12.653    (a)$13.448    (a)$12.397
                                                                  (b)$12.410    (b)$12.383    (b)$11.323
 Ending Number of AUs............................................ (a)137,209    (a)81         (a)12
                                                                  (b)83,565     (b)0          (b)11

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$10.020
                                                                  (b)N/A        (b)N/A        (b)$10.001
 Ending AUV...................................................... (a)N/A        (a)$10.020     (a)$9.817
                                                                  (b)N/A        (b)$10.001     (b)$9.721
 Ending Number of AUs............................................ (a)N/A        (a)1,960      (a)10
                                                                  (b)N/A        (b)0          (b)10

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A         (a)$9.920
                                                                  (b)N/A        (b)N/A         (b)$9.902
 Ending AUV...................................................... (a)N/A         (a)$9.920     (a)$9.839
                                                                  (b)N/A         (b)$9.902     (b)$9.742
 Ending Number of AUs............................................ (a)N/A        (a)0          (a)10
                                                                  (b)N/A        (b)0          (b)10

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.091    (a)$18.159    (a)$20.096
                                                                  (b)$13.846    (b)$17.799    (b)$18.520
 Ending AUV...................................................... (a)$18.159    (a)$20.096    (a)$17.281
                                                                  (b)$17.799    (b)$18.520    (b)$15.798
 Ending Number of AUs............................................ (a)102,601    (a)441        (a)17
                                                                  (b)57,211     (b)0          (b)16

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A         (a)$9.347
                                                                  (b)N/A        (b)N/A         (b)$9.297
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)9
                                                                  (b)N/A        (b)N/A        (b)9

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A         (a)$9.160
                                                                  (b)N/A        (b)N/A         (b)$9.111
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)9
                                                                  (b)N/A        (b)N/A        (b)9

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A         (a)$8.958
                                                                  (b)N/A        (b)N/A         (b)$8.910
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)9
                                                                  (b)N/A        (b)N/A        (b)9

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10      12/31/11
================================================================= ============== ============= =============
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.942     (a)$12.131    (a)$12.695
                                                                  (b)$10.944     (b)$12.111    (b)$12.641
 Ending AUV...................................................... (a)$12.131     (a)$12.695    (a)$13.218
                                                                  (b)$12.111     (b)$12.641    (b)$13.130
 Ending Number of AUs............................................ (a)2,011       (a)20,018     (a)52,196
                                                                  (b)1,310       (b)6,623      (b)26,315

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION
PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.903      (a)$9.524    (a)$11.659
                                                                   (b)$7.902      (b)$9.504    (b)$11.606
 Ending AUV......................................................  (a)$9.524     (a)$11.659    (a)$11.208
                                                                   (b)$9.504     (b)$11.606    (b)$11.129
 Ending Number of AUs............................................ (a)2,508       (a)23,190     (a)96,374
                                                                  (b)1,450       (b)15,045     (b)56,848

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL         FISCAL
                                                                       YEAR          YEAR          YEAR           YEAR
                                                                      ENDED         ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/12      12/31/13      12/31/14       12/31/15
================================================================= ============= ============= ============= ================
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$13.218    (a)$13.520    (a)$12.841    (a)$12.601
                                                                  (b)$13.130    (b)$13.396    (b)$12.692    (b)$12.423
 Ending AUV...................................................... (a)$13.520    (a)$12.841    (a)$12.601    (a)$12.051
                                                                  (b)$13.396    (b)$12.692    (b)$12.423    (b)$11.851
 Ending Number of AUs............................................ (a)93,200     (a)146,014    (a)204,175    (a)249,224
                                                                  (b)45,281     (b)66,194     (b)77,523     (b)99,369

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) - SAST
Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.208    (a)$12.974    (a)$17.604    (a)$17.979
                                                                  (b)$11.129    (b)$12.850    (b)$17.392    (b)$17.719
 Ending AUV...................................................... (a)$12.974    (a)$17.604    (a)$17.979    (a)$17.586
                                                                  (b)$12.850    (b)$17.392    (b)$17.719    (b)$17.288
 Ending Number of AUs............................................ (a)111,867    (a)96,443     (a)95,022     (a)92,036
                                                                  (b)65,884     (b)56,527     (b)55,909     (b)55,164

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$11.021    (a)$11.776
                                                                  (b)N/A        (b)N/A        (b)$11.002    (b)$11.727
 Ending AUV...................................................... (a)N/A        (a)$11.021    (a)$11.776    (a)$11.360
                                                                  (b)N/A        (b)$11.002    (b)$11.727    (b)$11.284
 Ending Number of AUs............................................ (a)N/A        (a)137,337    (a)608,738    (a)2,888,634
                                                                  (b)N/A        (b)45,998     (b)168,801    (b)627,348

------------------------------------------------------------------



                                                                       FISCAL          FISCAL        FISCAL
                                                                        YEAR            YEAR          YEAR
                                                                        ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                                   12/31/16        12/31/17      12/31/18
================================================================= ================ ============= =============
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.051       (a)$12.021    (a)$12.941
                                                                  (b)$11.851       (b)$11.793    (b)$11.915
 Ending AUV...................................................... (a)$12.021       (a)$12.941    (a)$12.445
                                                                  (b)$11.793       (b)$11.915    (b)$11.366
 Ending Number of AUs............................................ (a)460,579       (a)17,731     (a)12
                                                                  (b)145,284       (b)0          (b)11

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION
PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)$10.299
                                                                  (b)N/A           (b)N/A        (b)$10.280
 Ending AUV...................................................... (a)N/A           (a)$10.299     (a)$9.312
                                                                  (b)N/A           (b)$10.280     (b)$9.220
 Ending Number of AUs............................................ (a)N/A           (a)0          (a)9
                                                                  (b)N/A           (b)0          (b)9

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)$11.006
                                                                  (b)N/A           (b)N/A        (b)$10.927
 Ending AUV...................................................... (a)N/A           (a)$11.006    (a)$10.349
                                                                  (b)N/A           (b)$10.927    (b)$10.192
 Ending Number of AUs............................................ (a)N/A           (a)7,235      (a)10
                                                                  (b)N/A           (b)0          (b)10

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)$11.309
                                                                  (b)N/A           (b)N/A        (b)$11.228
 Ending AUV...................................................... (a)N/A           (a)$11.309    (a)$10.422
                                                                  (b)N/A           (b)$11.228    (b)$10.265
 Ending Number of AUs............................................ (a)N/A           (a)233,771    (a)10
                                                                  (b)N/A           (b)0          (b)10

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/17)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)$11.478
                                                                  (b)N/A           (b)N/A        (b)$11.396
 Ending AUV...................................................... (a)N/A           (a)$11.478    (a)$10.473
                                                                  (b)N/A           (b)$11.396    (b)$10.315
 Ending Number of AUs............................................ (a)N/A           (a)79,691     (a)10
                                                                  (b)N/A           (b)0          (b)10

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A        (a)$10.348
                                                                  (b)N/A           (b)N/A        (b)$10.329
 Ending AUV...................................................... (a)N/A           (a)$10.348     (a)$8.770
                                                                  (b)N/A           (b)$10.329     (b)$8.684
 Ending Number of AUs............................................ (a)N/A           (a)0          (a)9
                                                                  (b)N/A           (b)0          (b)9

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$17.586       (a)$17.994    (a)$22.633
                                                                  (b)$17.288       (b)$17.645    (b)$20.869
 Ending AUV...................................................... (a)$17.994       (a)$22.633    (a)$21.251
                                                                  (b)$17.645       (b)$20.869    (b)$19.437
 Ending Number of AUs............................................ (a)107,154       (a)48         (a)21
                                                                  (b)55,463        (b)0          (b)19

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$11.360       (a)$12.318    (a)$13.468
                                                                  (b)$11.284       (b)$10.287    (b)$12.975
 Ending AUV...................................................... (a)$12.318       (a)$13.468    (a)$11.959
                                                                  (b)$10.287       (b)$12.975    (b)$11.429
 Ending Number of AUs............................................ (a)4,563,131     (a)184,004    (a)12
                                                                  (b)37,543        (b)0          (b)11

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                  INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/09       12/31/10      12/31/11
================================================================ ============== ============= =============
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$7.329      (a)$9.322    (a)$10.776
                                                                  (b)$7.329      (b)$9.303    (b)$10.727
 Ending AUV.....................................................  (a)$9.322     (a)$10.776    (a)$10.458
                                                                  (b)$9.303     (b)$10.727    (b)$10.384
 Ending Number of AUs........................................... (a)1,854       (a)8,499      (a)37,302
                                                                 (b)1,063       (b)7,433      (b)26,974

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.045      (a)$9.797    (a)$10.788
                                                                  (b)$8.042      (b)$9.774    (b)$10.736
 Ending AUV.....................................................  (a)$9.797     (a)$10.788    (a)$10.864
                                                                  (b)$9.774     (b)$10.736    (b)$10.784
 Ending Number of AUs........................................... (a)13          (a)13         (a)3,313
                                                                 (b)1,733       (b)2,768      (b)3,945

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.141     (a)$12.204    (a)$14.241
                                                                  (b)$8.140     (b)$12.179    (b)$14.177
 Ending AUV..................................................... (a)$12.204     (a)$14.241    (a)$10.364
                                                                 (b)$12.179     (b)$14.177    (b)$10.291
 Ending Number of AUs........................................... (a)130         (a)8,581      (a)40,222
                                                                 (b)1           (b)4,039      (b)14,133

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$6.524      (a)$8.224     (a)$9.027
                                                                  (b)$6.525      (b)$8.198     (b)$8.977
 Ending AUV.....................................................  (a)$8.224      (a)$9.027     (a)$9.630
                                                                  (b)$8.198      (b)$8.977     (b)$9.553
 Ending Number of AUs........................................... (a)15          (a)511        (a)53,162
                                                                 (b)0           (b)69         (b)30,771

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$6.552      (a)$8.645     (a)$9.733
                                                                  (b)$6.550      (b)$8.613     (b)$9.672
 Ending AUV.....................................................  (a)$8.645      (a)$9.733     (a)$8.588
                                                                  (b)$8.613      (b)$9.672     (b)$8.513
 Ending Number of AUs........................................... (a)16          (a)2,651      (a)10,168
                                                                 (b)0           (b)1,092      (b)4,743

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$11.461     (a)$12.237    (a)$12.813
                                                                 (b)$11.462     (b)$12.214    (b)$12.756
 Ending AUV..................................................... (a)$12.237     (a)$12.813    (a)$13.419
                                                                 (b)$12.214     (b)$12.756    (b)$13.327
 Ending Number of AUs........................................... (a)25,751      (a)114,728    (a)366,855
                                                                 (b)6,326       (b)51,862     (b)173,849

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$7.746      (a)$9.819    (a)$12.129
                                                                  (b)$7.743      (b)$9.794    (b)$12.067
 Ending AUV.....................................................  (a)$9.819     (a)$12.129    (a)$11.234
                                                                  (b)$9.794     (b)$12.067    (b)$11.149
 Ending Number of AUs........................................... (a)13          (a)7,722      (a)36,367
                                                                 (b)0           (b)4,809      (b)21,196

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/12      12/31/13      12/31/14      12/31/15
================================================================ ============= ============= ============= =============
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.458    (a)$11.455    (a)$15.194    (a)$16.640
                                                                 (b)$10.384    (b)$11.347    (b)$15.012    (b)$16.401
 Ending AUV..................................................... (a)$11.455    (a)$15.194    (a)$16.640    (a)$16.429
                                                                 (b)$11.347    (b)$15.012    (b)$16.401    (b)$16.151
 Ending Number of AUs........................................... (a)49,716     (a)47,422     (a)47,989     (a)47,844
                                                                 (b)33,935     (b)31,665     (b)31,084     (b)31,631

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.864    (a)$12.101    (a)$14.237    (a)$15.622
                                                                 (b)$10.784    (b)$11.982    (b)$14.062    (b)$15.392
 Ending AUV..................................................... (a)$12.101    (a)$14.237    (a)$15.622    (a)$15.386
                                                                 (b)$11.982    (b)$14.062    (b)$15.392    (b)$15.122
 Ending Number of AUs........................................... (a)32,850     (a)35,007     (a)43,315     (a)57,178
                                                                 (b)4,106      (b)6,678      (b)29,275     (b)26,218

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$10.364    (a)$12.118    (a)$11.528    (a)$10.682
                                                                 (b)$10.291    (b)$12.003    (b)$11.390    (b)$10.529
 Ending AUV..................................................... (a)$12.118    (a)$11.528    (a)$10.682     (a)$9.016
                                                                 (b)$12.003    (b)$11.390    (b)$10.529     (b)$8.864
 Ending Number of AUs........................................... (a)42,756     (a)52,907     (a)62,093     (a)68,433
                                                                 (b)18,674     (b)24,057     (b)25,075     (b)28,959

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$9.630    (a)$10.785    (a)$13.992    (a)$15.720
                                                                  (b)$9.553    (b)$10.671    (b)$13.810    (b)$15.478
 Ending AUV..................................................... (a)$10.785    (a)$13.992    (a)$15.720    (a)$15.142
                                                                 (b)$10.671    (b)$13.810    (b)$15.478    (b)$14.871
 Ending Number of AUs........................................... (a)117,074    (a)111,919    (a)110,054    (a)116,816
                                                                 (b)56,561     (b)55,766     (b)72,196     (b)82,909

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$8.588     (a)$9.884    (a)$12.282    (a)$12.600
                                                                  (b)$8.513     (b)$9.773    (b)$12.114    (b)$12.397
 Ending AUV.....................................................  (a)$9.884    (a)$12.282    (a)$12.600    (a)$12.254
                                                                  (b)$9.773    (b)$12.114    (b)$12.397    (b)$12.026
 Ending Number of AUs........................................... (a)11,743     (a)12,189     (a)15,667     (a)15,612
                                                                 (b)5,089      (b)3,823      (b)8,317      (b)8,115

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$13.419    (a)$14.174    (a)$13.455    (a)$13.886
                                                                 (b)$13.327    (b)$14.041    (b)$13.296    (b)$13.687
 Ending AUV..................................................... (a)$14.174    (a)$13.455    (a)$13.886    (a)$13.656
                                                                 (b)$14.041    (b)$13.296    (b)$13.687    (b)$13.427
 Ending Number of AUs........................................... (a)500,339    (a)659,087    (a)721,954    (a)731,937
                                                                 (b)247,424    (b)332,163    (b)339,617    (b)335,545

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$11.234    (a)$12.837    (a)$18.002    (a)$19.722
                                                                 (b)$11.149    (b)$12.708    (b)$17.776    (b)$19.427
 Ending AUV..................................................... (a)$12.837    (a)$18.002    (a)$19.722    (a)$19.998
                                                                 (b)$12.708    (b)$17.776    (b)$19.427    (b)$19.649
 Ending Number of AUs........................................... (a)45,591     (a)42,570     (a)47,302     (a)48,642
                                                                 (b)25,857     (b)22,397     (b)22,976     (b)23,856

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/16      12/31/17      12/31/18
================================================================ ============= ============= =============
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$16.429    (a)$15.942    (a)$20.890
                                                                 (b)$16.151    (b)$15.634    (b)$19.281
 Ending AUV..................................................... (a)$15.942    (a)$20.890    (a)$20.866
                                                                 (b)$15.634    (b)$19.281    (b)$19.104
 Ending Number of AUs........................................... (a)53,480     (a)0          (a)21
                                                                 (b)35,257     (b)0          (b)19

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$15.386    (a)$16.236    (a)$18.686
                                                                 (b)$15.122    (b)$15.917    (b)$17.225
 Ending AUV..................................................... (a)$16.236    (a)$18.686    (a)$17.000
                                                                 (b)$15.917    (b)$17.225    (b)$15.545
 Ending Number of AUs........................................... (a)46,866     (a)4,670      (a)17
                                                                 (b)27,507     (b)0          (b)16

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV..................................................  (a)$9.016     (a)$9.828    (a)$14.087
                                                                  (b)$8.864     (b)$9.638    (b)$12.997
 Ending AUV.....................................................  (a)$9.828    (a)$14.087    (a)$11.200
                                                                  (b)$9.638    (b)$12.997    (b)$10.250
 Ending Number of AUs........................................... (a)75,511     (a)77         (a)11
                                                                 (b)30,957     (b)0          (b)10

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$15.142    (a)$17.228    (a)$20.678
                                                                 (b)$14.871    (b)$16.877    (b)$18.689
 Ending AUV..................................................... (a)$17.228    (a)$20.678    (a)$19.482
                                                                 (b)$16.877    (b)$18.689    (b)$17.467
 Ending Number of AUs........................................... (a)133,644    (a)0          (a)19
                                                                 (b)89,325     (b)0          (b)17

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$12.254    (a)$12.749    (a)$16.045
                                                                 (b)$12.026    (b)$12.481    (b)$14.717
 Ending AUV..................................................... (a)$12.749    (a)$16.045    (a)$14.067
                                                                 (b)$12.481    (b)$14.717    (b)$12.799
 Ending Number of AUs........................................... (a)16,321     (a)297        (a)14
                                                                 (b)8,093      (b)0          (b)13

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$13.656    (a)$13.900    (a)$14.660
                                                                 (b)$13.427    (b)$13.633    (b)$13.422
 Ending AUV..................................................... (a)$13.900    (a)$14.660    (a)$14.390
                                                                 (b)$13.633    (b)$13.422    (b)$13.069
 Ending Number of AUs........................................... (a)952,560    (a)14,243     (a)14
                                                                 (b)389,099    (b)0          (b)13

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.................................................. (a)$19.998    (a)$19.731    (a)$25.758
                                                                 (b)$19.649    (b)$19.339    (b)$23.709
 Ending AUV..................................................... (a)$19.731    (a)$25.758    (a)$24.158
                                                                 (b)$19.339    (b)$23.709    (b)$22.058
 Ending Number of AUs........................................... (a)58,710     (a)0          (a)24
                                                                 (b)28,773     (b)0          (b)22

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A         (a)$9.592
                                                                 (b)N/A        (b)N/A         (b)$9.540
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)10
                                                                 (b)N/A        (b)N/A        (b)10

-----------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/09      12/31/10      12/31/11
================================================================= ============== ============ =============
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$6.871       (a)$9.015    (a)$9.957
                                                                  (b)$6.870       (b)$8.996    (b)$9.912
 Ending AUV...................................................... (a)$9.015       (a)$9.957    (a)$9.390
                                                                  (b)$8.996       (b)$9.912    (b)$9.323
 Ending Number of AUs............................................ (a)10,626      (a)45,331    (a)161,832
                                                                  (b)4,947       (b)31,105    (b)84,186

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$7.571       (a)$9.632   (a)$10.670
                                                                  (b)$7.571       (b)$9.612   (b)$10.621
 Ending AUV...................................................... (a)$9.632      (a)$10.670    (a)$9.919
                                                                  (b)$9.612      (b)$10.621    (b)$9.849
 Ending Number of AUs............................................ (a)1,720       (a)16,662    (a)59,032
                                                                  (b)1,028       (b)9,189     (b)35,852

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$7.651       (a)$9.724   (a)$10.646
                                                                  (b)$7.649       (b)$9.702   (b)$10.595
 Ending AUV...................................................... (a)$9.724      (a)$10.646   (a)$10.282
                                                                  (b)$9.702      (b)$10.595   (b)$10.207
 Ending Number of AUs............................................ (a)4,160       (a)47,051    (a)167,366
                                                                  (b)2,440       (b)24,002    (b)84,625

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$8.244       (a)$9.757   (a)$10.571
                                                                  (b)$8.245       (b)$9.738   (b)$10.525
 Ending AUV...................................................... (a)$9.757      (a)$10.571   (a)$10.609
                                                                  (b)$9.738      (b)$10.525   (b)$10.536
 Ending Number of AUs............................................ (a)12          (a)9,987     (a)28,624
                                                                  (b)1,739       (b)5,350     (b)10,217

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/12      12/31/13      12/31/14      12/31/15
================================================================= ============= ============= ============= =============
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.390    (a)$10.421    (a)$13.717    (a)$14.416
                                                                   (b)$9.323    (b)$10.321    (b)$13.552    (b)$14.207
 Ending AUV...................................................... (a)$10.421    (a)$13.717    (a)$14.416    (a)$14.380
                                                                  (b)$10.321    (b)$13.552    (b)$14.207    (b)$14.137
 Ending Number of AUs............................................ (a)206,697    (a)194,334    (a)208,546    (a)199,496
                                                                  (b)106,964    (b)101,748    (b)104,276    (b)109,087

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.919    (a)$10.897    (a)$14.374    (a)$15.840
                                                                   (b)$9.849    (b)$10.793    (b)$14.202    (b)$15.611
 Ending AUV...................................................... (a)$10.897    (a)$14.374    (a)$15.840    (a)$16.281
                                                                  (b)$10.793    (b)$14.202    (b)$15.611    (b)$16.005
 Ending Number of AUs............................................ (a)69,660     (a)67,489     (a)64,907     (a)78,184
                                                                  (b)31,691     (b)27,614     (b)28,820     (b)28,945

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.282    (a)$12.063    (a)$15.657    (a)$17.093
                                                                  (b)$10.207    (b)$11.945    (b)$15.465    (b)$16.841
 Ending AUV...................................................... (a)$12.063    (a)$15.657    (a)$17.093    (a)$16.867
                                                                  (b)$11.945    (b)$15.465    (b)$16.841    (b)$16.577
 Ending Number of AUs............................................ (a)205,987    (a)192,843    (a)188,748    (a)188,093
                                                                  (b)103,033    (b)95,220     (b)91,651     (b)95,058

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.609    (a)$11.628    (a)$13.626    (a)$14.550
                                                                  (b)$10.536    (b)$11.519    (b)$13.464    (b)$14.341
 Ending AUV...................................................... (a)$11.628    (a)$13.626    (a)$14.550    (a)$14.260
                                                                  (b)$11.519    (b)$13.464    (b)$14.341    (b)$14.021
 Ending Number of AUs............................................ (a)38,719     (a)37,874     (a)39,033     (a)48,820
                                                                  (b)14,415     (b)14,059     (b)18,509     (b)28,929

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/16      12/31/17      12/31/18
================================================================= ============= ============= =============
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$10.491
                                                                  (b)N/A        (b)N/A        (b)$10.472
 Ending AUV...................................................... (a)N/A        (a)$10.491     (a)$9.854
                                                                  (b)N/A        (b)$10.472     (b)$9.757
 Ending Number of AUs............................................ (a)N/A        (a)0          (a)10
                                                                  (b)N/A        (b)0          (b)10

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A         (a)$9.300
                                                                  (b)N/A        (b)N/A         (b)$9.250
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)9
                                                                  (b)N/A        (b)N/A        (b)9

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.380    (a)$16.226    (a)$19.714
                                                                  (b)$14.137    (b)$15.912    (b)$18.192
 Ending AUV...................................................... (a)$16.226    (a)$19.714    (a)$17.761
                                                                  (b)$15.912    (b)$18.192    (b)$16.258
 Ending Number of AUs............................................ (a)205,957    (a)0          (a)18
                                                                  (b)108,280    (b)0          (b)16

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$19.714
                                                                  (b)N/A        (b)N/A        (b)$18.192
 Ending AUV...................................................... (a)N/A        (a)$19.714     (a)$9.561
                                                                  (b)N/A        (b)$18.192     (b)$9.467
 Ending Number of AUs............................................ (a)N/A        (a)0          (a)10
                                                                  (b)N/A        (b)0          (b)9

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.281    (a)$17.049    (a)$21.931
                                                                  (b)$16.005    (b)$16.719    (b)$20.111
 Ending AUV...................................................... (a)$17.049    (a)$21.931    (a)$20.490
                                                                  (b)$16.719    (b)$20.111    (b)$18.639
 Ending Number of AUs............................................ (a)97,528     (a)443        (a)20
                                                                  (b)31,632     (b)0          (b)19

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$16.867    (a)$18.042    (a)$22.369
                                                                  (b)$16.577    (b)$17.688    (b)$20.683
 Ending AUV...................................................... (a)$18.042    (a)$22.369    (a)$20.865
                                                                  (b)$17.688    (b)$20.683    (b)$19.137
 Ending Number of AUs............................................ (a)208,650    (a)0          (a)21
                                                                  (b)101,445    (b)0          (b)19

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$14.260    (a)$15.315    (a)$17.319
                                                                  (b)$14.021    (b)$15.021    (b)$15.958
 Ending AUV...................................................... (a)$15.315    (a)$17.319    (a)$16.094
                                                                  (b)$15.021    (b)$15.958    (b)$14.711
 Ending Number of AUs............................................ (a)63,525     (a)6,730      (a)16
                                                                  (b)41,801     (b)0          (b)15

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$10.285
                                                                  (b)N/A        (b)N/A        (b)$10.266
 Ending AUV...................................................... (a)N/A        (a)$10.285     (a)$9.108
                                                                  (b)N/A        (b)$10.266     (b)$9.019
 Ending Number of AUs............................................ (a)N/A        (a)2,034      (a)9
                                                                  (b)N/A        (b)0          (b)9

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/09      12/31/10      12/31/11
================================================================= ============== ============ =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.886      (a)$9.406   (a)$10.047
                                                                   (b)$6.887      (b)$9.384    (b)$9.999
 Ending AUV......................................................  (a)$9.406     (a)$10.047    (a)$8.448
                                                                   (b)$9.384      (b)$9.999    (b)$8.386
 Ending Number of AUs............................................ (a)15          (a)3,015     (a)8,893
                                                                  (b)0           (b)0         (b)1,128

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$6.794      (a)$8.476    (a)$9.777
                                                                   (b)$6.793      (b)$8.435    (b)$9.703
 Ending AUV......................................................  (a)$8.476      (a)$9.777    (a)$9.616
                                                                   (b)$8.435      (b)$9.703    (b)$9.520
 Ending Number of AUs............................................ (a)15          (a)15        (a)0
                                                                  (b)0           (b)0         (b)0

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.501     (a)$10.300   (a)$11.546
                                                                   (b)$8.503     (b)$10.261   (b)$11.472
 Ending AUV...................................................... (a)$10.300     (a)$11.546   (a)$11.474
                                                                  (b)$10.261     (b)$11.472   (b)$11.371
 Ending Number of AUs............................................ (a)12          (a)12        (a)48
                                                                  (b)1,650       (b)1,610     (b)3,988

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.581      (a)$9.718   (a)$10.965
                                                                   (b)$7.580      (b)$9.694   (b)$10.911
 Ending AUV......................................................  (a)$9.718     (a)$10.965   (a)$11.259
                                                                   (b)$9.694     (b)$10.911   (b)$11.174
 Ending Number of AUs............................................ (a)690         (a)14,276    (a)35,447
                                                                  (b)432         (b)2,699     (b)13,201

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$5.753      (a)$7.837    (a)$8.264
                                                                   (b)$5.751      (b)$7.807    (b)$8.211
 Ending AUV......................................................  (a)$7.837      (a)$8.264    (a)$7.015
                                                                   (b)$7.807      (b)$8.211    (b)$6.952
 Ending Number of AUs............................................ (a)18          (a)271       (a)1,166
                                                                  (b)0           (b)6,417     (b)11,894

------------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL         FISCAL
                                                                      YEAR          YEAR          YEAR           YEAR
                                                                      ENDED        ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                                 12/31/12      12/31/13      12/31/14       12/31/15
================================================================= ============ ============= ============= ================
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.448    (a)$9.761    (a)$11.594    (a)$10.450
                                                                   (b)$8.386    (b)$9.665    (b)$11.452    (b)$10.296
 Ending AUV......................................................  (a)$9.761   (a)$11.594    (a)$10.450    (a)$10.317
                                                                   (b)$9.665   (b)$11.452    (b)$10.296    (b)$10.140
 Ending Number of AUs............................................ (a)13,992    (a)17,080     (a)24,653     (a)27,074
                                                                  (b)5,611     (b)7,375      (b)11,063     (b)13,986

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$9.616   (a)$11.063    (a)$14.295    (a)$15.545
                                                                   (b)$9.520   (b)$10.925    (b)$14.082    (b)$15.275
 Ending AUV...................................................... (a)$11.063   (a)$14.295    (a)$15.545    (a)$15.765
                                                                  (b)$10.925   (b)$14.082    (b)$15.275    (b)$15.453
 Ending Number of AUs............................................ (a)430       (a)6,853      (a)11,201     (a)13,934
                                                                  (b)1,327     (b)3,479      (b)10,434     (b)12,895

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.474   (a)$12.647    (a)$14.681    (a)$15.533
                                                                  (b)$11.371   (b)$12.502    (b)$14.477    (b)$15.279
 Ending AUV...................................................... (a)$12.647   (a)$14.681    (a)$15.533    (a)$15.031
                                                                  (b)$12.502   (b)$14.477    (b)$15.279    (b)$14.748
 Ending Number of AUs............................................ (a)559       (a)538        (a)2,327      (a)15,529
                                                                  (b)7,142     (b)8,788      (b)10,117     (b)13,644

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)$10.834    (a)$11.360
                                                                  (b)N/A       (b)N/A        (b)$10.816    (b)$11.313
 Ending AUV...................................................... (a)N/A       (a)$10.834    (a)$11.360    (a)$10.784
                                                                  (b)N/A       (b)$10.816    (b)$11.313    (b)$10.713
 Ending Number of AUs............................................ (a)N/A       (a)117,827    (a)616,138    (a)2,334,274
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.259   (a)$12.968    (a)$13.779    (a)$13.682
                                                                  (b)$11.174   (b)$12.839    (b)$13.608    (b)$13.479
 Ending AUV...................................................... (a)$12.968   (a)$13.779    (a)$13.682    (a)$12.893
                                                                  (b)$12.839   (b)$13.608    (b)$13.479    (b)$12.670
 Ending Number of AUs............................................ (a)64,832    (a)74,190     (a)85,301     (a)94,734
                                                                  (b)26,170    (b)31,949     (b)32,754     (b)42,463

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.015    (a)$8.377    (a)$10.067     (a)$8.975
                                                                   (b)$6.952    (b)$8.282     (b)$9.927     (b)$8.828
 Ending AUV......................................................  (a)$8.377   (a)$10.067     (a)$8.975     (a)$8.695
                                                                   (b)$8.282    (b)$9.927     (b)$8.828     (b)$8.532
 Ending Number of AUs............................................ (a)909       (a)1,020      (a)8,812      (a)9,145
                                                                  (b)10,886    (b)10,591     (b)16,937     (b)17,997

------------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A       (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A       (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                       FISCAL          FISCAL        FISCAL
                                                                        YEAR            YEAR          YEAR
                                                                        ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                                   12/31/16        12/31/17      12/31/18
================================================================= ================ ============= =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.317        (a)$9.960    (a)$12.552
                                                                  (b)$10.140        (b)$9.765    (b)$11.566
 Ending AUV......................................................  (a)$9.960       (a)$12.552    (a)$10.654
                                                                   (b)$9.765       (b)$11.566     (b)$9.738
 Ending Number of AUs............................................ (a)59,477        (a)0          (a)11
                                                                  (b)22,766        (b)0          (b)10

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.765       (a)$17.333    (a)$20.422
                                                                  (b)$15.453       (b)$16.947    (b)$18.578
 Ending AUV...................................................... (a)$17.333       (a)$20.422    (a)$18.548
                                                                  (b)$16.947       (b)$18.578    (b)$16.738
 Ending Number of AUs............................................ (a)35,231        (a)0          (a)19
                                                                  (b)19,053        (b)0          (b)17

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$15.031       (a)$16.395    (a)$18.799
                                                                  (b)$14.748       (b)$16.046    (b)$17.106
 Ending AUV...................................................... (a)$16.395       (a)$18.799    (a)$17.697
                                                                  (b)$16.046       (b)$17.106    (b)$15.975
 Ending Number of AUs............................................ (a)30,152        (a)0          (a)18
                                                                  (b)9,877         (b)0          (b)16

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$10.784       (a)$11.367    (a)$13.128
                                                                  (b)$10.713        (b)$9.727    (b)$12.648
 Ending AUV...................................................... (a)$11.367       (a)$13.128    (a)$12.047
                                                                   (b)$9.727       (b)$12.648    (b)$11.513
 Ending Number of AUs............................................ (a)4,694,303     (a)51,143     (a)12
                                                                  (b)N/A           (b)0          (b)12

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.893       (a)$15.012    (a)$16.632
                                                                  (b)$12.670       (b)$14.715    (b)$15.278
 Ending AUV...................................................... (a)$15.012       (a)$16.632    (a)$15.773
                                                                  (b)$14.715       (b)$15.278    (b)$14.373
 Ending Number of AUs............................................ (a)93,441        (a)1,154      (a)16
                                                                  (b)53,419        (b)0          (b)14

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A           (a)$10.242    (a)$12.189
                                                                  (b)N/A           (b)$10.242    (b)$12.067
 Ending AUV...................................................... (a)$10.242       (a)$12.189    (a)$10.993
                                                                  (b)$10.242       (b)$12.067    (b)$10.795
 Ending Number of AUs............................................ (a)2,425         (a)29,289     (a)11
                                                                  (b)2,425         (b)0          (b)11

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.695        (a)$8.691    (a)$10.888
                                                                   (b)$8.532        (b)$8.506    (b)$10.002
 Ending AUV......................................................  (a)$8.691       (a)$10.888     (a)$8.845
                                                                   (b)$8.506       (b)$10.002     (b)$8.060
 Ending Number of AUs............................................ (a)16,142        (a)595        (a)9
                                                                  (b)15,391        (b)0          (b)8

------------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)$10.844    (a)$12.142
                                                                  (b)N/A           (b)$10.804    (b)$11.955
 Ending AUV...................................................... (a)$10.844       (a)$12.142    (a)$10.920
                                                                  (b)$10.804       (b)$11.955    (b)$10.666
 Ending Number of AUs............................................ (a)2,159,352     (a)105,679    (a)11
                                                                  (b)6,248         (b)0          (b)11

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/09      12/31/10      12/31/11
================================================================= ============== ============ =============
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$7.116      (a)$9.408    (a)$9.558
                                                                   (b)$7.117      (b)$9.390    (b)$9.516
 Ending AUV......................................................  (a)$9.408      (a)$9.558    (a)$8.316
                                                                   (b)$9.390      (b)$9.516    (b)$8.259
 Ending Number of AUs............................................ (a)7,466       (a)80,826    (a)334,728
                                                                  (b)5,714       (b)50,838    (b)182,561

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.034     (a)$10.786   (a)$13.034
                                                                   (b)$8.025     (b)$10.754   (b)$12.962
 Ending AUV...................................................... (a)$10.786     (a)$13.034   (a)$11.929
                                                                  (b)$10.754     (b)$12.962   (b)$11.834
 Ending Number of AUs............................................ (a)2,149       (a)20,205    (a)86,558
                                                                  (b)1,281       (b)14,561    (b)45,019

------------------------------------------------------------------



                                                                       FISCAL            FISCAL            FISCAL
                                                                        YEAR              YEAR              YEAR
                                                                        ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/12          12/31/13          12/31/14
================================================================= ================ ================= =================
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.316        (a)$9.792        (a)$11.898
                                                                   (b)$8.259        (b)$9.701        (b)$11.757
 Ending AUV......................................................  (a)$9.792       (a)$11.898        (a)$10.925
                                                                   (b)$9.701       (b)$11.757        (b)$10.769
 Ending Number of AUs............................................ (a)381,069       (a)370,176        (a)413,143
                                                                  (b)210,225       (b)202,299        (b)223,393

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV...................................................  (a)$9.999       (a)$10.540        (a)$12.187
                                                                   (b)$9.999       (b)$10.516        (b)$12.129
 Ending AUV...................................................... (a)$10.540       (a)$12.187        (a)$12.550
                                                                  (b)$10.516       (b)$12.129        (b)$12.458
 Ending Number of AUs............................................ (a)3,430,969     (a)10,161,109     (a)19,798,493
                                                                  (b)1,737,331     (b)4,753,288      (b)7,191,559

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV...................................................  (a)$9.999       (a)$10.426        (a)$12.098
                                                                   (b)$9.999       (b)$10.415        (b)$12.055
 Ending AUV...................................................... (a)$10.426       (a)$12.098        (a)$12.456
                                                                  (b)$10.415       (b)$12.055        (b)$12.381
 Ending Number of AUs............................................ (a)237,739       (a)4,646,920      (a)12,903,833
                                                                  (b)161,296       (b)1,360,629      (b)3,480,818

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$11.929       (a)$14.552        (a)$19.461
                                                                  (b)$11.834       (b)$14.400        (b)$19.210
 Ending AUV...................................................... (a)$14.552       (a)$19.461        (a)$22.083
                                                                  (b)$14.400       (b)$19.210        (b)$21.744
 Ending Number of AUs............................................ (a)106,443       (a)104,933        (a)102,941
                                                                  (b)48,892        (b)43,884         (b)45,493

------------------------------------------------------------------



                                                                        FISCAL            FISCAL          FISCAL        FISCAL
                                                                         YEAR              YEAR            YEAR          YEAR
                                                                        ENDED             ENDED           ENDED         ENDED
VARIABLE PORTFOLIOS                                                    12/31/15          12/31/16        12/31/17      12/31/18
================================================================= ================= ================= ============= =============
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A        (a)$10.157
                                                                  (b)N/A            (b)N/A            (b)N/A        (b)$10.138
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)$10.157     (a)$8.847
                                                                  (b)N/A            (b)N/A            (b)$10.138     (b)$8.760
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)0          (a)9
                                                                  (b)N/A            (b)N/A            (b)0          (b)9

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A        (a)$10.292
                                                                  (b)N/A            (b)N/A            (b)N/A        (b)$10.273
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)$10.292     (a)$9.590
                                                                  (b)N/A            (b)N/A            (b)$10.273     (b)$9.496
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)0          (a)10
                                                                  (b)N/A            (b)N/A            (b)0          (b)9

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)$10.588    (a)$12.465
                                                                  (b)N/A            (b)N/A            (b)$10.548    (b)$12.273
 Ending AUV...................................................... (a)N/A            (a)$10.588        (a)$12.465    (a)$11.446
                                                                  (b)N/A            (b)$10.548        (b)$12.273    (b)$11.180
 Ending Number of AUs............................................ (a)N/A            (a)3,390,246      (a)234,749    (a)11
                                                                  (b)N/A            (b)3,239          (b)0          (b)11

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.925        (a)$10.258        (a)$10.243    (a)$12.574
                                                                  (b)$10.769        (b)$10.086        (b)$10.046    (b)$11.584
 Ending AUV...................................................... (a)$10.258        (a)$10.243        (a)$12.574    (a)$10.396
                                                                  (b)$10.086        (b)$10.046        (b)$11.584     (b)$9.501
 Ending Number of AUs............................................ (a)424,540        (a)454,813        (a)259        (a)10
                                                                  (b)229,197        (b)239,057        (b)0          (b)10

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$12.550        (a)$11.749        (a)$12.121    (a)$14.480
                                                                  (b)$12.458        (b)$11.634         (b)$9.350    (b)$13.701
 Ending AUV...................................................... (a)$11.749        (a)$12.121        (a)$14.480    (a)$13.337
                                                                  (b)$11.634         (b)$9.350        (b)$13.701    (b)$12.519
 Ending Number of AUs............................................ (a)28,739,140     (a)30,738,285     (a)186,776    (a)13
                                                                  (b)9,597,631      (b)5,499          (b)0          (b)13

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$12.456        (a)$11.629        (a)$12.070    (a)$14.220
                                                                  (b)$12.381        (b)$11.530        (b)$11.938    (b)$13.549
 Ending AUV...................................................... (a)$11.629        (a)$12.070        (a)$14.220    (a)$13.046
                                                                  (b)$11.530        (b)$11.938        (b)$13.549    (b)$12.331
 Ending Number of AUs............................................ (a)20,141,779     (a)20,818,730     (a)229,431    (a)13
                                                                  (b)4,919,044      (b)5,149,976      (b)0          (b)12

------------------------------------------------------------------
SA VCP INDEX ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 10/09/17)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A        (a)$10.395
                                                                  (b)N/A            (b)N/A            (b)N/A        (b)$10.376
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)$10.395     (a)$9.512
                                                                  (b)N/A            (b)N/A            (b)$10.376     (b)$9.419
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)3,954      (a)10
                                                                  (b)N/A            (b)N/A            (b)0          (b)9

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$22.083        (a)$23.642        (a)$23.741    (a)$31.763
                                                                  (b)$21.744        (b)$23.220        (b)$22.535    (b)$29.273
 Ending AUV...................................................... (a)$23.642        (a)$23.741        (a)$31.763    (a)$31.087
                                                                  (b)$23.220        (b)$22.535        (b)$29.273    (b)$28.420
 Ending Number of AUs............................................ (a)112,079        (a)125,052        (a)0          (a)31
                                                                  (b)54,171         (b)862            (b)0          (b)28

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-19

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/09       12/31/10      12/31/11
================================================================= ============== ============= =============
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$10.882     (a)$11.134    (a)$11.510
                                                                  (b)$10.887     (b)$11.116    (b)$11.462
 Ending AUV...................................................... (a)$11.134     (a)$11.510    (a)$12.136
                                                                  (b)$11.116     (b)$11.462    (b)$12.056
 Ending Number of AUs............................................ (a)6,134       (a)46,535     (a)143,516
                                                                  (b)3,771       (b)21,729     (b)66,518

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)N/A         (a)$11.305    (a)$11.425
                                                                  (b)N/A         (b)$11.304    (b)$11.399
 Ending AUV...................................................... (a)N/A         (a)$11.425    (a)$11.955
                                                                  (b)N/A         (b)$11.399    (b)$11.898
 Ending Number of AUs............................................ (a)N/A         (a)66,712     (a)214,281
                                                                  (b)N/A         (b)27,059     (b)93,052

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$5.307      (a)$7.064     (a)$8.428
                                                                   (b)$5.304      (b)$7.033     (b)$8.369
 Ending AUV......................................................  (a)$7.064      (a)$8.428     (a)$8.134
                                                                   (b)$7.033      (b)$8.369     (b)$8.057
 Ending Number of AUs............................................ (a)19          (a)2,261      (a)8,758
                                                                  (b)0           (b)695        (b)4,569

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/12      12/31/13      12/31/14      12/31/15
================================================================= ============= ============= ============= =============
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.136    (a)$12.403    (a)$11.957    (a)$12.382
                                                                  (b)$12.056    (b)$12.290    (b)$11.819    (b)$12.208
 Ending AUV...................................................... (a)$12.403    (a)$11.957    (a)$12.382    (a)$12.258
                                                                  (b)$12.290    (b)$11.819    (b)$12.208    (b)$12.055
 Ending Number of AUs............................................ (a)209,453    (a)287,242    (a)330,543    (a)409,878
                                                                  (b)105,949    (b)144,548    (b)151,977    (b)166,161

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.955    (a)$12.248    (a)$11.456    (a)$11.493
                                                                  (b)$11.898    (b)$12.159    (b)$11.345    (b)$11.353
 Ending AUV...................................................... (a)$12.248    (a)$11.456    (a)$11.493    (a)$11.191
                                                                  (b)$12.159    (b)$11.345    (b)$11.353    (b)$11.027
 Ending Number of AUs............................................ (a)296,057    (a)376,332    (a)436,487    (a)487,477
                                                                  (b)135,401    (b)179,700    (b)186,612    (b)198,792

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV...................................................  (a)$8.134     (a)$9.308    (a)$13.101    (a)$12.970
                                                                   (b)$8.057     (b)$9.197    (b)$12.912    (b)$12.752
 Ending AUV......................................................  (a)$9.308    (a)$13.101    (a)$12.970    (a)$12.620
                                                                   (b)$9.197    (b)$12.912    (b)$12.752    (b)$12.376
 Ending Number of AUs............................................ (a)8,982      (a)8,003      (a)7,854      (a)8,603
                                                                  (b)7,199      (b)7,150      (b)10,449     (b)9,453

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/16      12/31/17      12/31/18
================================================================= ============= ============= =============
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.258    (a)$12.247    (a)$12.713
                                                                  (b)$12.055    (b)$11.620    (b)$11.710
 Ending AUV...................................................... (a)$12.247    (a)$12.713    (a)$12.541
                                                                  (b)$11.620    (b)$11.710    (b)$11.459
 Ending Number of AUs............................................ (a)670,419    (a)5,590      (a)13
                                                                  (b)1,672      (b)0          (b)11

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV................................................... (a)$11.191    (a)$11.455    (a)$11.842
                                                                  (b)$11.027    (b)$11.259    (b)$10.727
 Ending AUV...................................................... (a)$11.455    (a)$11.842    (a)$11.682
                                                                  (b)$11.259    (b)$10.727    (b)$10.497
 Ending Number of AUs............................................ (a)581,276    (a)15,625     (a)12
                                                                  (b)205,624    (b)0          (b)10

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV................................................... (a)N/A         (a)$9.848    (a)$11.379
                                                                  (b)N/A         (b)$9.848    (b)$11.265
 Ending AUV......................................................  (a)$9.848    (a)$11.379    (a)$10.370
                                                                   (b)$9.848    (b)$11.265    (b)$10.184
 Ending Number of AUs............................................ (a)694        (a)14,415     (a)10
                                                                  (b)694        (b)0          (b)10

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV................................................... (a)$12.620    (a)$13.343    (a)$17.527
                                                                  (b)$12.376    (b)$13.052    (b)$16.029
 Ending AUV...................................................... (a)$13.343    (a)$17.527    (a)$16.108
                                                                  (b)$13.052    (b)$16.029    (b)$14.613
 Ending Number of AUs............................................ (a)11,123     (a)0          (a)16
                                                                  (b)6,606      (b)0          (b)15

------------------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-20

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2017, please see Appendix G for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.


CONTRACT VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.

The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


RETURN OF PURCHASE PAYMENT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


A. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the


                                      B-1



              contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


B. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS

                       AND POLARIS INCOME PLUS DAILY FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Plus and Polaris Income Plus Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

POLARIS INCOME PLUS FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.00%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%

* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).

POLARIS INCOME PLUS DAILY FEE


                                                                   MAXIMUM
                                                                  ANNUALIZED
                                                                   FEE RATE
                                                                 DECREASED OR
                                                                   INCREASE
                           INITIAL      MAXIMUM      MINIMUM         EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE       QUARTER*
 Once Covered Person       1.15%        2.50%        0.60%       (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%       (+or-)0.40%

* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Quarterly Average (Daily VIX(2))"). In general, as the Quarterly Average (Daily VIX(2)) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

The example below will assume the election of Polaris Income Plus for one Covered Person with the Initial Annual Fee Rate of 1.00%. THE STEPS OF CALCULATIONS OF THE FEE RATES ARE THE SAME FOR ALL FEATURES, EXCEPT THE INITIAL ANNUAL FEE RATES. Please see the tables above for the Initial Annual Fee Rate per feature and number of Covered Person(s).

PLEASE SEE APPENDIX F -- LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018, FOR APPLICABLE FEES.


EXAMPLE

ASSUMPTIONS:

     o     POLARIS INCOME PLUS FOR ONE COVERED PERSON WAS ELECTED

     o THE QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:


              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY       FORMULA       ANNUAL      QUARTERLY
  QUARTER      VIX(2))       VALUE*      FEE RATE     FEE RATE**
     1st       525.71         N/A         1.00%        0.2500%
     2nd       412.12         N/A         1.00%        0.2500%
     3rd       770.25         N/A         1.00%        0.2500%
     4th       573.97         N/A         1.00%        0.2500%
     5th       204.42        0.81%        0.81%        0.2025%

* The Calculated Formula Value equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase or decrease to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarter Fee Rates are calculated as follows:

IN THE 5TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) IS 204.42. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.00% + {0.05% x [204.42/33 - 10]}

1.00% + [0.05% x (-3.81)]

1.00% + (-0.19%) = 0.81% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.00% - 0.81% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.00%).


                                      C-1



0.81% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.81%

The Quarterly Fee Rate is 0.2025% (or 0.81% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:


              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY       FORMULA       ANNUAL      QUARTERLY
  QUARTER      VIX(2))       VALUE       FEE RATE     FEE RATE
     6th       351.93        1.03%        1.03%       0.2575%
     7th       307.03        0.97%        0.97%       0.2425%
     8th       602.30        1.41%        1.37%       0.3425%
     9th       698.25        1.56%        1.56%       0.3900%
    10th       323.74        0.99%        1.16%       0.2900%
    11th       398.72        1.10%        1.10%       0.2750%
    12th       261.37        0.90%        0.90%       0.2250%
    13th       281.15        0.93%        0.93%       0.2325%
    14th       151.32        0.73%        0.73%       0.1825%
    15th       52.63         0.58%        0.60%       0.1500%
    16th       207.38        0.81%        0.81%       0.2025%

The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:

IN THE 8TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO
602.30. WE CALCULATE THE ANNUAL FEE RATE IN THE 8TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.00% + {0.05% x [602.30/33 - 10]}

1.00% + [0.05% x (8.25)]

1.00% + 0.41% = 1.41% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.41% - 0.97% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 0.97%.

The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.37% (0.97% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3425% (or 1.37% divided by 4).

IN THE 10TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) DECREASES TO
323.74. WE CALCULATE THE ANNUAL FEE RATE IN THE 10TH BENEFIT QUARTER AS
FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.00% + {0.05% x [323.74/33 - 10]}

1.00% + [0.05% x (-0.19)]

1.00% + (-0.01%) = 0.99% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.56% - 0.99% = 0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.56%.

The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.16% (1.56% - 0.40%).

Therefore, the Quarterly Fee Rate is 0.2900% (or 1.16% divided by 4).

IN THE 15TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) DECREASES TO
52.63. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

1.00% + {0.05% x [52.63/33 - 10]}

1.00% + [0.05% x (-8.41)]

1.00% + (-0.42%) = 0.58% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate is 0.58% is lower than the Minimum Annual Fee Rate (0.60%).

The Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

Therefore, the Quarterly Fee Rate is 0.1500% (or 0.60% divided by 4).

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX(2)). If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

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                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
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THE FOLLOWING EXAMPLES DEMONSTRATE HOW INCREASES TO THE INCOME BASE AND WITHDRAWALS TAKEN FROM THE CONTRACT AFFECT THE VALUES OF THE CURRENTLY OFFERED LIVING BENEFITS - POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY . The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

Examples 1 through 5 below assume election of Polaris Income Plus Income Option 1 (one Covered Person). Examples 6 through 10 below assume election of Polaris Income Plus Daily Income Option 1 (one Covered Person).



EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.5%



                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,500


     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.5% = $6,500


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000.

     o     No withdrawals taken in the first 3 contract years.


                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,500
            Year 1         $150,000   $245,000        --       $250,000    $250,000       --      $16,250
      1st Anniversary         --      $270,000   $270,000      $270,000    $270,000    $15,000    $17,550
      2nd Anniversary         --      $287,000   $287,000      $287,000    $287,000    $16,200    $18,655
      3rd Anniversary         --      $310,000   $310,000      $310,000    $310,000    $17,220    $20,150

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $16,250 ($250,000 x 6.50%).


                                      D-1

The values of the feature are impacted by attaining the Highest Anniversary Values as follows:

     o The Income Base and Income Credit Base are increased to the Highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.

           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $17,550 ($270,000 x 6.50%).

           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $18,655 ($287,000 x 6.50%).

           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $20,150 ($310,000 x 6.50%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.


                                                                                                MAXIMUM
                                    ASSUMED                               INCOME                 ANNUAL
                      WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
    VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
   3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $20,150
       Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $20,150
   4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $20,352
       Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $20,352
   5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $20,553

     o     In year 4, $15,500 was withdrawn ($310,000 x 5%).

     o     In year 5, $15,655 was withdrawn ($313,100 x 5%).

The values of the feature are impacted by withdrawals taken as follows:

     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA").

           o In year 4, $15,500 was withdrawn and is less than MAWA of $20,150.

           o In year 5, $15,655 was withdrawn and is less than MAWA of $20,352.

     o The Income Credit Percentage used to determine the amounts of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage).

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the Highest Anniversary Value (as shown in Example 2 above).


                                      D-2

EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                                              MAXIMUM
                                    ASSUMED                               INCOME               ANNUAL
                      WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
    VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
   5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $20,553
       Year 6        $25,296      $280,000        --       $310,928    $304,831      --     $20,210
   6th Anniversary       --       $290,000   $290,000      $310,928    $304,831    $    0   $20,210
       Year 7        $24,874      $260,000        --       $305,553    $299,561      --     $19,861
   7th Anniversary       --       $230,000   $230,000      $305,553    $299,561    $    0   $19,861

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o In year 6, the reduction proportion is 1.6674% ([$25,296 - $20,553] / [$305,000 - $20,553]); the reduced Income Base is
              $310,928 ($316,200 x [1 - 1.6674%]); and the reduced Income
              Credit Base is $304,831 ($310,000 x [1 - 1.6674%]).

           o In year 7, the reduction proportion is 1.7287% ([$24,874 - $20,210] / [$290,000 - $20,210]); the reduced Income Base is
              $305,553 ($310,928 x [1 - 1.7287%]); and the reduced Income
              Credit Base is $299,561 ($304,831 x [1 - 1.7287%]).

     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     o     No withdrawals taken after the seventh contract year.


                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $305,553    $299,561    $     0    $19,861          --
    8th Anniversary   $150,000   $150,000      $323,526    $299,561    $17,974    $21,029          --
    9th Anniversary   $100,000   $100,000      $341,500    $299,561    $17,974    $22,198          --
   10th Anniversary   $ 50,000   $ 50,000      $359,474    $299,561    $17,974    $23,366          --
       Year 11        $      0   $      0      $359,474    $299,561       --      $23,366          --
   11th Anniversary   $      0   $      0      $359,474    $299,561       --          --       $14,379

     o The Protected Income Payment of $14,379 ($359,474 x 4%) will be paid for the lifetime of the Covered Person.

Examples 6-10 assume election of Polaris Income Plus Daily Option 1 (one Covered Person).


EXAMPLE 6: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

                                      D-3

     o     Maximum Annual Withdrawal Percentage = 6.5%


                                                                           MAXIMUM
                            PURCHASE               MINIMUM                  ANNUAL
                            PAYMENTS   CONTRACT     INCOME      INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,500

     o     Minimum Income Base = Income Base = Initial Purchase Payment =
           $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.5% = $6,500


EXAMPLE 7: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT CONTRACT ANNIVERSARIES

The values shown below are based on the assumptions stated in Example 6 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o     No withdrawals taken in the first 3 contract years


                                                                                       MAXIMUM
                            PURCHASE    ASSUMED                MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE      VALUE        BASE        BASE       AMOUNT
  Benefit Effective Date   $100,000   $100,000      --       $100,000    $100,000    $ 6,500
      Year 1 - Day 25         --      $102,000   $102,000    $100,000    $102,000    $ 6,630
      Year 1 - Day 105        --      $105,000   $105,000    $100,000    $105,000    $ 6,825
      Year 1 - Day 200     $150,000   $252,000   $252,000    $250,000    $255,000    $16,575
      Year 1 - Day 300        --      $260,000   $260,000    $250,000    $260,000    $16,900
      1st Anniversary         --      $261,000   $261,000    $262,500    $262,500    $17,063
      Year 2 - Day 180        --      $275,000   $275,000    $262,500    $275,000    $17,875
      Year 2 - Day 250        --      $280,000   $280,000    $262,500    $280,000    $18,200
      2nd Anniversary         --      $279,000      --       $275,000    $280,000    $18,200
      Year 3 - Day 45         --      $290,000   $290,000    $275,000    $290,000    $18,850
      Year 3 - Day 275        --      $300,000   $300,000    $275,000    $300,000    $19,500
      3rd Anniversary         --      $310,000   $310,000    $287,500    $310,000    $20,150

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

  The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at contract anniversaries when no withdrawals have been taken as follows:

     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base.

           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,630 ($102,000 x 6.50%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,825 ($105,000 x 6.50%).

     o The Income Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1 - day 200, the Minimum Income Base was increased to $250,000 ($100,000 + $150,000), the Income Base was increased to
              $255,000 ($105,000 + $150,000 subsequent Purchase Payment) and the MAWA was increased to $16,575 ($255,000 x 6.50%).

     o While no withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base. At contract anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.


                                      D-4

           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $260,000 (Contract Value $260,000 is greater than the current Income Base $255,000) and the MAWA was increased to $16,900 ($260,000 x 6.50%).

           o On the first contract anniversary, the Income Base was increased to the Minimum Income Base of $262,500 ($250,000 x 105%, Minimum Income Base $262,500 is greater than both Step-Up Value $261,000 and current Income Base $260,000) and the MAWA was increased to $17,063 ($262,500 x 6.50%).

           o In year 2 - day 180, the Income Base was increased to the Step-up Value of $275,000 (Contract Value $275,000 is greater than the current Income Base $262,500) and the MAWA was increased to $17,875 ($275,000 x 6.50%).

           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $275,000) and the MAWA was increased to $18,200 ($280,000 x 6.50%).

           o On the second contract anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $275,000 ($250,000 x 110%)) and the MAWA also remained unchanged at $18,200.

           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $18,850 ($290,000 x 6.50%).

           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 is greater the current Income Base $290,000) and the MAWA was increased to $19,500 ($300,000 x 6.50%).

           o On the third contract anniversary, the Income Base was increased to the Step-up Value of $310,000 (Contract Value $310,000 is greater than both current Income Base $300,000 and Minimum Income Base $287,500 ($250,000 x 115%) and the MAWA was increased to $20,150 ($310,000 x 6.50%).


EXAMPLE 8: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 6 and 7 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the fourth and fifth contract years.


                                                                                    MAXIMUM
                        ASSUMED                             MINIMUM                  ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE        BASE       AMOUNT
    3rd Anniversary   $310,000       --       $310,000    $287,500    $310,000    $20,150
    Year 4 - Day 65   $315,000       --       $315,000    $287,500    $315,000    $20,475
    Year 4 - Day 92   $312,000   $10,000         --          --       $315,000    $20,475
   Year 4 - Day 350   $320,000       --       $320,000       --       $315,000    $20,475
    4th Anniversary   $311,000       --          --          --       $320,000    $20,800
    Year 5 - Day 75   $325,000       --       $325,000       --       $320,000    $20,800
    Year 5 - Day 80   $322,000   $20,800         --          --       $320,000    $20,800
    5th Anniversary   $317,000       --          --          --       $325,000    $21,125
   Year 6 - Day 155   $330,000       --       $330,000       --       $325,000    $21,125
    6th Anniversary   $329,000       --          --          --       $330,000    $21,450

     o     In year 4, $10,000, an amount less than MAWA was withdrawn.

     o     In year 5, $20,800, an amount equal to MAWA was withdrawn.

The values of the feature are impacted prior to and after the withdrawals are taken as follows:

     o Prior to any withdrawals, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $20,475 ($315,000 x 6.50%).


                                      D-5

           o In year 4 - day 92, $10,000 was withdrawn and is less than the MAWA of $20,475. The Income Base ($315,000) and the MAWA ($20,475) remained unchanged.

     o After the first withdrawal has been taken, The Minimum Income Base is no longer available, and the Income Base is not increased until the next anniversary date, looking back at the Step-up Values after the first withdrawal.

           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.

           o On the 4th anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the withdrawal and the 4th anniversary date, and the MAWA was increased to $20,800 ($320,000 x 6.50%).

     o Past the first anniversary date after the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values in the immediately preceding contract year.

           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($20,800) remained unchanged.

           o In year 5 - day 80, $20,800 was withdrawn and is equal to the MAWA of $20,800. The Income Base ($320,000) and the MAWA ($20,800) remained unchanged.

           o On the 5th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $21,125 ($325,000 x 6.50%).

           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($21,125) remained unchanged.

           o On the 6th anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $21,450 ($330,000 x 6.50%).


EXAMPLE 9: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in the Examples 6, 7 and 8 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the sixth and seventh contract years.


                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000       --          --       $330,000    $21,450
    Year 7 - Day 37   $321,000   $26,400         --       $324,547    $21,096
   Year 7 - Day 362   $325,000       --       $325,000    $324,547    $21,096
    7th Anniversary   $317,000       --          --       $325,000    $21,125
    Year 8 - Day 46   $307,000   $26,000         --       $319,458    $20,765
    8th Anniversary   $270,000       --          --       $319,458    $20,765

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o  In year 7 - day 37, the reduction proportion is 1.6525% ([$26,400
              - $21,450] / [$321,000 - $21,450]); the reduced Income Base is
              $324,547 ($330,000 x [1 - 1.6525%]) and the reduced MAWA is
              $21,096 ($324,547 x 6.50%).

           o In year 7 - day 362, there was a Step-up Value of $325,000, but the Income Base ($324,547) and the MAWA ($21,096) remained unchanged.

           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred after the excess withdrawal, and the MAWA was increased to $21,125 ($325,000 x 6.50%).

           o  In year 8 - day 46, the reduction proportion is 1.7053% ([$26,000
              - $21,125] / [$307,000 - $21,125]); the reduced Income Base is
              $319,458 ($325,000 x [1 - 1.7053%]); and the reduced MAWA is
              $20,765 ($319,458 x 6.50%).


                                      D-6

EXAMPLE 10: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 6, 7, 8 and 9 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o     MAWA withdrawals were taken every year.

     o     There were no Step-up Values after the 8th anniversary date.


                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
     VALUE AS OF         VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000       --          --     $319,458    $20,765          --
    9th Anniversary   $150,000   $20,765         --     $319,458    $20,765          --
   10th Anniversary   $100,000   $20,765         --     $319,458    $20,765          --
   11th Anniversary   $ 50,000   $20,765         --     $319,458    $20,765          --
   Year 12 - Day 81   $      0   $20,765         --     $319,458    $20,765          --
   12th Anniversary   $      0   $     0         --     $319,458        --       $12,778

     o The Protected Income Payment of $12,630 ($319,458x 4%) will be paid for the lifetime of the Covered Person.

                                      D-7

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--------------------------------------------------------------------------------
          APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




      PROSPECTUS PROVISION                           AVAILABILITY OR VARIATION                          ISSUE STATE
Administration Charge            Contract Maintenance Fee is $30.                                  New Mexico
Administration Charge            Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Annuity Date                     You may switch to the Income Phase any time after your first      Florida
                                   contract anniversary.
Annuity Date                     You may begin the Income Phase any time 13 or more months after   New York
                                   contract issue.
Cancellation of Living Benefit   Amounts allocated to the Secure Value Account will be             Washington
                                   automatically transferred to the Goldman
                                 Sachs VIT Government Money Market Fund or similar money market portfolio.
Early Access                     The Early Access Feature is not available for contracts           Maryland
                                   purchased on or after September 2, 2016.
Free Look                        If you are age 65 or older on the contract issue date, the Free   Arizona
                                   Look period is 30 days.
Free Look                        If you are age 60 or older on the contract issue date, the Free   California
                                   Look period is 30 days. If you invest in
                                 the Fixed Account, the Free Look amount is calculated as the
                                   Purchase Payments paid. If you invest
                                 in Variable Portfolio(s), the Free Look amount is calculated as the greater of (1) Purchase Payments
                                 or (2) the value of your contract plus any fees paid on the day we received your request in Good
                                 Order at the Annuity Service Center.
Free Look                        The Free Look period is 21 days and the amount is calculated as   Florida
                                   the value of your contract plus fees
                                 and charges on the day we receive your request in Good Order at the Annuity Service Center.
Free Look                        The Free Look period is 20 days.                                  Idaho
                                                                                                   North Dakota
                                                                                                   Rhode Island
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the value of your contract  Michigan plus fees and charges on the day
                                 we received your request in Good Order at the Annuity Service     Minnesota
                                   Center.                                                         Missouri
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the greater of (1)          Arkansas
                                   Purchase Payments including fees and
                                 charges or (2) the value of your contract on the day we receive   New York
                                   your request in Good Order at the
                                 Annuity Service Center.
Joint Ownership                  Benefits and Features to be made available to Domestic Partners.  California
                                                                                                   District of Columbia
                                                                                                   Maine
                                                                                                   Nevada
                                                                                                   Oregon
                                                                                                   Washington
                                                                                                   Wisconsin
Joint Ownership                  Benefits and Features to be made available to Civil Union         California
                                   Partners.                                                       Colorado
                                                                                                   Hawaii
                                                                                                   Illinois
                                                                                                   New Jersey
                                                                                                   Rhode Island
Minimum Contract Value           The minimum remaining contract value after a partial withdrawal   New York
                                   must be $2,000.                                                 Texas
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts purchased  California on or after May 1, 2014.
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts purchased  Connecticut
                                   on or after February 6, 2017.                                   Massachusetts
                                                                                                   Pennsylvania
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts issued on  Missouri or after May 1, 2017.
Polaris Income Plus Daily        Charge will be deducted pro-rata from Variable Portfolios only.   Hawaii
                                                                                                   Missouri*

                                                                                                   New York

                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
                                 * for contracts issued on or after January 23, 2017
Polaris Income Builder           Charge will be deducted pro-rata from Variable Portfolios only.   Missouri*
Polaris Income Plus                                                                                New York

                                                                                                   Oregon

                                                                                                   Texas
                                 * for contracts issued on or after January 23, 2017               Washington


                                      E-1



    PROSPECTUS PROVISION                        AVAILABILITY OR VARIATION                       ISSUE STATE
Marketlock Income Plus,     Charge will be deducted pro-rata from Variable Portfolios only.   New York
MarketLock For Life Plus,                                                                     Oregon
MarketLock For Life                                                                           Texas
                                                                                              Washington
Premium Tax                 We deduct premium tax charges of 0.50% for Qualified contracts    California
                              and 2.35% for Non-Qualified
                            contracts based on contract value when you begin the Income
                              Phase.
Premium Tax                 We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                              contracts based on total Purchase
                            Payments when you begin the Income Phase.
Premium Tax                 We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                              contracts based on contract value when
                            you begin the Income Phase.
Premium Tax                 For the first $500,000 in the contract, we deduct premium tax     South Dakota
                              charges of 1.25% for Non-Qualified
                            contracts based on total Purchase Payments when you begin the
                              Income Phase. For any amount in
                            excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for
                            Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.
Premium Tax                 We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                              and 1.0% for Non-Qualified contracts
                            based on contract value when you begin the Income Phase.
Premium Tax                 We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                              contracts based on total Purchase
                            Payments when you begin the Income Phase.
Purchase Payment Age        The Purchase Payment Age Limit is the later of three years after  Kentucky contract issue or the Owner's 63rd
Limit                       birthday for contracts issued July 18, 2011 through August 2,     Minnesota
                              2015. The Purchase Payment Age limit
                            is not applicable to contracts issued on or after August 3, 2015. Oklahoma
                                                                                              Texas
Purchase Payment Age        The Purchase Payment Age Limit is the later of two years after    Washington
                              contract issue or the Owner's 62nd
Limit                       birthday for contracts issued July 18, 2011 through August 2,
                              2015. The Purchase Payment Age limit
                            is not applicable to contracts issued on or after August 3, 2015.
Transfer Privilege          Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                              Texas



                                      E-2

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--------------------------------------------------------------------------------
     APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




None of the living benefits parameters described below are currently being offered.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.

TABLE OF CONTENTS


Polaris Income Plus Daily............ F-1
Polaris Income Plus Daily Fee........ F-9
Polaris Income Plus*................. F-13
Polaris Income Plus* Fee............. F-23
Polaris Income Builder**............. F-26
Polaris Income Builder** Fee......... F-34
MarketLock For Life.................. F-37
MarketLock For Life Fee.............. F-40
MarketLock Income Plus............... F-44
MarketLock Income Plus Fee........... F-48
MarketLock For Life Plus............. F-49
MarketLock For Life Plus Fee......... F-53


*     Formerly called SunAmerica Income Plus

**    Formerly called SunAmerica Income Builder


POLARIS INCOME PLUS DAILY FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018


If your contract was purchased between MAY 1, 2016 AND APRIL 30, 2018, the following describes the living benefit you elected.


HOW DOES POLARIS INCOME PLUS DAILY WORK?

Polaris Income Plus Daily offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Anniversaries, looking back at the prior Benefit Year's Step-up Values.

The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary.

In addition, if your contract was purchased between MAY 1, 2017 AND APRIL 30, 2018, the following also applies to the living benefit you elected.

If you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown below. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period.

The Minimum Income Base is the guaranteed minimum amount which is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base structure differs from that which is currently available on the Polaris Income Plus and Polaris Income Builder living benefits as follows:


                                      F-1



                                        MINIMUM INCOME BASE
                                             PERCENTAGE
     MINIMUM INCOME BASE PERIOD           (AS A PERCENTAGE
 (IF NO WITHDRAWALS ARE TAKEN PRIOR      OF THE 1ST BENEFIT
  TO THE BENEFIT YEAR ANNIVERSARY)    YEAR'S PURCHASE PAYMENT)
 1st Benefit Year Anniversary                  105%
 2nd Benefit Year Anniversary                  110%
 3rd Benefit Year Anniversary                  115%
 4th Benefit Year Anniversary                  120%
 5th Benefit Year Anniversary                  125%
 6th Benefit Year Anniversary                  130%
 7th Benefit Year Anniversary                  135%
 8th Benefit Year Anniversary                  140%
 9th Benefit Year Anniversary                  145%
 10th Benefit Year Anniversary                 150%
 11th Benefit Year Anniversary                 155%
 12th Benefit Year Anniversary                 160%
 13th Benefit Year Anniversary                 165%
 14th Benefit Year Anniversary                 170%
 15th Benefit Year Anniversary                 175%


The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base period, you are no longer eligible for any further adjustments to your Income Base.


WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?

If your contract was purchased between DECEMBER 19, 2016 AND APRIL 30, 2018, the amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You elected an income option at the time you purchased your contract and your election may not be changed thereafter. Please see the table below for the income options that were available to you. If you purchased your contract through certain broker-dealers, all income options may not have been available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

If your contract was purchased between MAY 1, 2016 AND DECEMBER 18, 2016, the amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal, when you take your first withdrawal and whether your contract value is greater than or equal to zero. You elected an income option at the time you purchased your contract and your election may not be changed thereafter. Please see the table below for the income options that were available to you. If you purchased your contract through certain broker-dealers, all income options may not have been available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without


                                      F-2

decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on when you take your first withdrawal, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) when you take your first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?"AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


POLARIS INCOME PLUS DAILY FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018
MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
  TABLE

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

If your contract was purchased between DECEMBER 19, 2016 AND APRIL 30, 2018 and you elected the optional Polaris Income Plus Daily living benefit, the following tables apply to the income option you elected:


        NUMBER OF COVERED PERSONS            POLARIS INCOME       POLARIS INCOME     POLARIS INCOME
        AND AGE OF COVERED PERSON              PLUS DAILY           PLUS DAILY         PLUS DAILY
          AT FIRST WITHDRAWAL(1)             INCOME OPTION 1      INCOME OPTION 2    INCOME OPTION 3
 One Covered Person (Age 45 - 59)         3.75%  /  2.75%(2)   3.75%  /  2.75%(2)    3.0%  /  3.0%
 One Covered Person (Age 60 - 64)         4.75%  /  2.75%(2)   4.75%  /  2.75%(2)   3.50%  /  3.50%
 One Covered Person (Age 65 - 71)            6.0%  /  4.0%        7.0%  /  3.0%      5.0%  /  5.0%
 One Covered Person (Age 72 and Older)       6.5%  /  4.0%        7.5%  /  3.0%     5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)        3.25%  /  2.75%(3)   3.25%  /  2.75%(3)   2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)        4.25%  /  2.75%(3)   4.25%  /  2.75%(3)   3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)           5.5%  /  4.0%        6.5%  /  3.0%      4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)      6.0%  /  4.0%        7.0%  /  3.0%     4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.

If your contract was purchased between AUGUST 22, 2016 AND DECEMBER 18, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rate are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:


        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS DAILY         PLUS DAILY        PLUS DAILY
          AT FIRST WITHDRAWAL(1)            INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)         4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)         5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)           6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)      6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)        3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)        4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)          5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)     6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%

                                      F-3

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:


        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS DAILY         PLUS DAILY        PLUS DAILY
          AT FIRST WITHDRAWAL(1)            INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)         3.5%  /  2.5%(4)   3.5%  /  2.5%(4)   2.75%  /  2.75%
 One Covered Person (Age 60 - 64)         4.5%  /  2.5%(4)   4.5%  /  2.5%(4)   3.25%  /  3.25%
 One Covered Person (Age 65 - 67)           5.5%  /  3.5%      6.5%  /  2.5%     4.5%  /  4.5%
 One Covered Person (Age 68 - 71)           6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)      6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)        3.0%  /  2.5%(5)   3.0%  /  2.5%(5)    2.5%  /  2.5%
 Two Covered Persons (Age 60 - 64)        4.0%  /  2.5%(5)   4.0%  /  2.5%(5)    3.0%  /  3.0%
 Two Covered Persons (Age 65 - 67)          5.0%  /  3.5%      6.0%  /  2.5%     4.0%  /  4.0%
 Two Covered Persons (Age 68 - 71)          5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)     6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.


If your contract was purchased between MAY 1, 2016 AND AUGUST 21, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:


        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS DAILY         PLUS DAILY        PLUS DAILY
          AT FIRST WITHDRAWAL(1)            INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 64)         5.5%  /  3.0%(2)   5.5%  /  3.0%(2)    4.0%  /  4.0%
 One Covered Person (Age 65 and Older)      6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 Two Covered Persons (Age 45 - 64)        5.0%  /  3.0%(3)   5.0%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)     5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:


        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS DAILY         PLUS DAILY        PLUS DAILY
          AT FIRST WITHDRAWAL(1)            INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 64)         5.0%  /  2.5%(4)   5.0%  /  2.5%(4)    3.5%  /  3.5%
 One Covered Person (Age 65 and Older)      5.5%  /  3.5%      6.5%  /  2.5%     4.5%  /  4.5%
 Two Covered Persons (Age 45 - 64)        4.5%  /  2.5%(5)   4.5%  /  2.5%(5)    3.0%  /  3.0%
 Two Covered Persons (Age 65 and Older)     5.0%  /  3.5%      6.0%  /  2.5%     4.0%  /  4.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


                                      F-4

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.


Are there investment requirements if I elect Polaris Income Plus Daily?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


                                      F-5



POLARIS INCOME PLUS DAILY FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018: INVESTMENT REQUIREMENTS

If your contract was purchased between FEBRUARY 6, 2017 AND APRIL 30, 2018 and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:



 10% SECURE       90% IN ONE OR MORE OF THE FOLLOWING VARIABLE
 VALUE ACCOUNT    PORTFOLIOS:
                  INDIVIDUALLY MANAGED ASSET ALLOCATION
                  PORTFOLIOS:
                  SA American Funds Asset Allocation
                  SA BlackRock Multi-Asset Income
                  SA Goldman Sachs Multi-Asset Insights
                  SA JPMorgan Diversified Balanced
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified
                  Growth
                  SA T. Rowe Price Asset Allocation Growth
                  SA Wellington Strategic Multi-Asset Income
                  VOLATILITY CONTROL PORTFOLIOS:
                  SA American Funds VCP Managed Allocation
                  SA BlackRock VCP Global Multi Asset
                  SA Invesco VCP Equity-Income
                  SA PIMCO VCP Tactical Balanced
                  SA Schroders VCP Global Allocation
                  SA T. Rowe Price VCP Balanced
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  FIXED INCOME AND MONEY MARKET PORTFOLIOS:
                  Goldman Sachs VIT Government Money
                  Market Fund
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA JPMorgan MFS Core Bond
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  INDEX FUND-OF-FUNDS PORTFOLIOS
                  SA Global Index Allocation 90/10
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 60/40
                  SA Index Allocation 90/10
                  SA Index Allocation 80/20
                  SA Index Allocation 60/40
                  ACTIVELY MANAGED FUND-OF-FUNDS:
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  DCA FIXED ACCOUNTS*
                  6-Month DCA
                  1-Year DCA
                  * You may use a DCA Fixed Account to invest your
                  target allocation in accordance with the investment
                  requirements.


If your contract was purchased between MAY 1, 2016 AND FEBRUARY 5, 2017 and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, you must allocate your assets in accordance with A or B:



  A     10% SECURE VALUE ACCOUNT AND SELECT ONLY ONE ALLOCATION
        (SEE POLARIS PORTFOLIO ALLOCATOR MODEL AND
        50%-50% COMBINATION MODEL PROGRAM FOR
        CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
        APPENDIX I FOR ALLOCATIONS):
        Allocation 1
        Allocation 2
        Allocation 3
        Allocation 4
  B     10% SECURE VALUE ACCOUNT AND SELECT UP TO 90% IN ONE
        OR MORE OF THE FOLLOWING VARIABLE PORTFOLIOS:
        INDIVIDUALLY MANAGED ASSET ALLOCATION PORTFOLIOS:
        SA American Funds Asset Allocation
        SA BlackRock Multi-Asset Income
        SA Goldman Sachs Multi-Asset Insights
        SA JPMorgan Diversified Balanced
        SA Legg Mason Tactical Opportunities
        SA MFS Total Return
        SA PGI Asset Allocation
        SA Putnam Asset Allocation Diversified Growth
        SA T. Rowe Price Asset Allocation Growth
        SA Wellington Strategic Multi-Asset Income
        VOLATILITY CONTROL PORTFOLIOS:
        SA American Funds VCP Managed Allocation
        SA BlackRock VCP Global Multi Asset
        SA Invesco VCP Equity-Income
        SA PIMCO VCP Tactical Balanced
        SA Schroders VCP Global Allocation
        SA T. Rowe Price VCP Balanced
        SA VCP Dynamic Allocation
        SA VCP Dynamic Strategy
        SA VCP Index Allocation
        FIXED INCOME AND MONEY MARKET PORTFOLIOS:
        Goldman Sachs VIT Government Money Market Fund
        SA DFA Ultra Short Bond
        SA Federated Corporate Bond
        SA Fixed Income Index
        SA Fixed Income Intermediate Index
        SA Goldman Sachs Global Bond
        SA JPMorgan MFS Core Bond
        SA Wellington Government and Quality Bond
        SA Wellington Real Return
        INDEX FUND-OF-FUNDS PORTFOLIOS
        SA Global Index Allocation 90/10
        SA Global Index Allocation 75/25
        SA Global Index Allocation 60/40
        SA Index Allocation 90/10
        SA Index Allocation 80/20
        SA Index Allocation 60/40
        ACTIVELY MANAGED FUND-OF-FUNDS:
        SA Allocation Balanced
        SA Allocation Growth
        SA Allocation Moderate
        SA Allocation Moderate Growth
        DCA FIXED ACCOUNTS*
        6-Month DCA
        1-Year DCA
        * You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.


                                      F-6



How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this living benefit because it allocates your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. Please see AUTOMATIC ASSET REBALANCING PROGRAM above.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, WE DETERMINE THE EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

Additionally, IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2017 AND APRIL 30, 2018 and if no withdrawals are taken prior to the Benefit Year Anniversary during the


                                      F-7



Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.

What are the effects of withdrawals on Polaris Income Plus Daily?

The Maximum Annual Withdrawal Amount and the Income Bae may change over time as a result of the timing and amount of withdrawals. However, IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2017 AND APRIL 30, 2018 and if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum


                                      F-8



Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY AND EXPENSES IN THE PROSPECTUS ABOVE


What is the fee for Polaris Income Plus Daily?


The fee for Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. IN HAWAII, MISSOURI, NEW YORK, OREGON, TEXAS AND WASHINGTON, THE CHARGE WILL BE DEDUCTED PRO-RATA FROM VARIABLE PORTFOLIOS ONLY. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2017 AND OCTOBER 8, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS DAILY, THE FOLLOWING FEES ARE
APPLICABLE:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.25%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.45%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2016 AND APRIL 30, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS DAILY, THE FOLLOWING FEES ARE
APPLICABLE:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX,


                                      F-9



we will notify you; however, the maximum and minimum annual fee rates described in your prospectus are guaranteed for the life of your contract.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

For Polaris Income Plus Daily, due to the investment requirements associated with the election of this living benefit, you may invest a portion of your assets in the following Variable Portfolios:


     o     SA American Funds VCP Managed Allocation


     o     SA BlackRock VCP Global Multi Asset

     o     SA Invesco VCP Equity-Income

     o     SA PIMCO VCP Tactical Balanced

     o     SA Schroders VCP Global Allocation

     o     SA T. Rowe Price VCP Balanced

     o     SA VCP Dynamic Allocation

     o     SA VCP Dynamic Strategy

     o     SA VCP Index Allocation

Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of


                                      F-10



the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my living benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the living benefit and the contract; or

     2. Continue the contract with the living benefit and its corresponding fee for two Covered Persons.

The components of the living benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the living benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values.

If your contract was purchased between MAY 1, 2017 AND APRIL 30, 2018, the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustment to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"

Can a non-spousal Beneficiar y elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit.


What happens to my living benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted for Step-up Values and, if your contract was purchased between MAY 1, 2017 AND APRIL 30, 2018, no longer eligible for adjustments to the Minimum Income Base.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my living benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The living benefit may be cancelled by you on or


                                      F-11



after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:


    CANCELLATION
  REQUEST RECEIVED            CANCELLATION EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under Polaris Income Plus Daily are terminated. In addition, the investment requirement for the living benefit will no longer apply to your contract. You may not re-elect or reinstate the living benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the living benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the living benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus Daily?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF THE LIVING BENEFIT.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                      F-12



We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.

POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018


How does Polaris Income Plus work?

Polaris Income Plus locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). Please see "How can the Income Base and Income Credit Base be increased?" below.


What determines the amount I can receive each year?

The amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose an income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

IF YOUR CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND APRIL 30, 2018, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


        NUMBER OF COVERED PERSONS           POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
        AND AGE OF COVERED PERSON             PLUS INCOME        PLUS INCOME       PLUS INCOME
          AT FIRST WITHDRAWAL(1)               OPTION 1           OPTION 2          OPTION 3
 One Covered Person (Age 45 - 59)         4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)         5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)           6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)      6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)        3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)        4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)          5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)     6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


                                      F-13

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 12, 2014 AND AUGUST 21, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


         NUMBER OF COVERED PERSONS            POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
         AND AGE OF COVERED PERSON              PLUS INCOME        PLUS INCOME      PLUS INCOME
           AT FIRST WITHDRAWAL(1)                OPTION 1           OPTION 2          OPTION 3
 One Covered Person (Age 64 and Younger)    5.5%  /  3.0%(2)   5.5%  /  3.0%(2)    4.0%  /  4.0%
 One Covered Person (Age 65 and Older)        6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)   5.0%  /  3.0%(3)   5.0%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)       5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

IF YOUR CONTRACT WAS PURCHASED BETWEEN FEBRUARY 11, 2013 AND MAY 11, 2014, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


         NUMBER OF COVERED PERSONS            POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
         AND AGE OF COVERED PERSON              PLUS INCOME        PLUS INCOME       PLUS INCOME
           AT FIRST WITHDRAWAL(1)                OPTION 1           OPTION 2          OPTION 3
 One Covered Person (Age 64 and Younger)    5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 and Older)        5.5%  /  4.0%      6.5%  /  3.0%     5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)   4.5%  /  3.0%(3)   4.5%  /  3.0%(3)   3.25%  /  3.25%
 Two Covered Persons (Age 65 and Older)       5.0%  /  4.0%      6.0%  /  3.0%     4.5%  /  4.5%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

IF YOUR CONTRACT WAS PURCHASED BETWEEN FEBRUARY 11, 2013 AND SEPTEMBER 30, 2013, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME PLUS) LIVING BENEFIT INCOME OPTION WITH CUSTOM ALLOCATION, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


         NUMBER OF COVERED PERSONS           POLARIS INCOME PLUS
         AND AGE OF COVERED PERSON           INCOME OPTION WITH
           AT FIRST WITHDRAWAL(1)             CUSTOM ALLOCATION
 One Covered Person (Age 64 and Younger)    4.5%  /  3.0%(2)
 One Covered Person (Age 65 and Older)         4.5%  /  4.0%
 Two Covered Persons (Age 64 and Younger)   4.0%  /  3.0%(3)
 Two Covered Persons (Age 65 and Older)        4.0%  /  4.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


                                      F-14

IF YOUR CONTRACT WAS PURCHASED BETWEEN JUNE 18, 2012 THROUGH FEBRUARY 10, 2013, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME
PLUS), THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


         NUMBER OF COVERED PERSONS            POLARIS INCOME     POLARIS INCOME     POLARIS INCOME   POLARIS INCOME PLUS
         AND AGE OF COVERED PERSON              PLUS INCOME        PLUS INCOME       PLUS INCOME     INCOME OPTION WITH
           AT FIRST WITHDRAWAL(1)                OPTION 1           OPTION 2           OPTION 3       CUSTOM ALLOCATION
 One Covered Person (Age 64 and Younger)    5.5%  /  3.0%(2)   5.5%  /  3.0%(2)   3.75%  /  3.75%   4.5%  /  3.0%(2)
 One Covered Person (Age 65 and Older)        5.5%  /  4.0%      6.5%  /  3.0%     5.0%  /  5.0%       4.5%  /  4.0%
 Two Covered Persons (Age 64 and Younger)   5.0%  /  3.0%(3)   5.0%  /  3.0%(3)   3.25%  /  3.25%   4.0%  /  3.0%(3)
 Two Covered Persons (Age 65 and Older)       5.0%  /  4.0%      6.0%  /  3.0%     4.5%  /  4.5%       4.0%  /  4.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND JUNE 17, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME PLUS) INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


         NUMBER OF COVERED PERSONS            POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
         AND AGE OF COVERED PERSON              PLUS INCOME        PLUS INCOME       PLUS INCOME
           AT FIRST WITHDRAWAL(1)                OPTION 1           OPTION 2          OPTION 3
 One Covered Person (Age 64 and Younger)    6.0%  /  3.0%(2)   6.0%  /  3.0%(2)    4.0%  /  4.0%
 One Covered Person (Age 65 and Older)        6.0%  /  4.0%      7.0%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 64 and Younger)   5.5%  /  3.0%(3)   5.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)       5.5%  /  4.0%      6.5%  /  3.0%    4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND JUNE 17, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME PLUS) LIVING BENEFIT INCOME OPTION WITH CUSTOM ALLOCATION, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE
APPLICABLE:


         NUMBER OF COVERED PERSONS           POLARIS INCOME PLUS
         AND AGE OF COVERED PERSON           INCOME OPTION WITH
           AT FIRST WITHDRAWAL(1)             CUSTOM ALLOCATION
 One Covered Person (Age 64 and Younger)    4.0%  /  4.0%(2)
 One Covered Person (Age 65 and Older)         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)   3.5%  /  3.5%(3)
 Two Covered Persons (Age 65 and Older)        4.5%  /  4.5%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


                                      F-15

IF YOUR CONTRACT WAS PURCHASED PRIOR TO JANUARY 23, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME PLUS), THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


         NUMBER OF COVERED PERSONS                                  POLARIS INCOME      POLARIS INCOME
         AND AGE OF COVERED PERSON                 POLARIS            PLUS INCOME        PLUS INCOME
          AT FIRST WITHDRAWAL(1)                 INCOME PLUS           OPTION 1            OPTION 2
 One Covered Person (Age 64 and Younger)     4.0%  /  4.0%(2)     6.0%  /  3.0%(2)      6.0%  /  3.0%
 One Covered Person (Age 65 and Older)         5.0%  /  5.0%        6.0%  /  4.0%       7.0%  /  3.0%
 Two Covered Persons (Age 64 and Younger)    3.5%  /  3.5%(3)     5.5%  /  3.0%(3)      5.5%  /  3.0%
 Two Covered Persons (Age 65 and Older)        4.5%  /  4.5%        5.5%  /  4.0%       6.5%  /  3.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.





POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018: INCOME CREDIT

IF YOUR CONTRACT WAS PURCHASED BETWEEN DECEMBER 19, 2016 AND APRIL 30, 2018, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:


    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)              INCOME CREDIT AVAILABILITY
         6.0%           Available during the first 12 Benefit Years -
                            the Income Credit is REDUCED in years
                                    withdrawals are taken

IF YOUR CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND DECEMBER 18, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:


    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)              INCOME CREDIT AVAILABILITY
         5.5%           Available during the first 12 Benefit Years -
                            the Income Credit is REDUCED in years
                                    withdrawals are taken

IF YOUR CONTRACT WAS PURCHASED PRIOR TO AUGUST 22, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS LIVING BENEFIT, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:


    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)              INCOME CREDIT AVAILABILITY
         6.0%           Available during the first 12 Benefit Years -
                            the Income Credit is REDUCED in years
                                    withdrawals are taken

Are there investment requirements if I elect Polaris Income Plus?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or 1-Year Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


                                      F-16



POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018: INVESTMENT REQUIREMENTS

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND APRIL 30, 2018, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:



 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios, except as otherwise noted:

                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA American Funds VCP Managed Allocation*
                  SA BlackRock VCP Global Multi Asset*
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA Invesco VCP Equity-Income*
                  SA JPMorgan MFS Core Bond
                  SA PIMCO VCP Tactical Balanced*
                  SA Schroders VCP Global Allocation*
                  SA T. Rowe Price VCP Balanced*
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  * You may invest up to a maximum of 50% in each of these Variable Portfolios.


IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND APRIL 30, 2015, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3 (FORMERLY CALLED SUNAMERICA INCOME PLUS), YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:



 20% Secure       Up to 80% in one or more of the following
 Value Account    Variable Portfolios, except as otherwise noted:

                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA American Funds VCP Managed Allocation*
                  SA BlackRock VCP Global Multi Asset*
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA Invesco VCP Equity-Income*
                  SA JPMorgan MFS Core Bond
                  SA PIMCO VCP Tactical Balanced*
                  SA Schroders VCP Global Allocation*
                  SA T. Rowe Price VCP Balanced*
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  * You may invest up to a maximum of 50% in each of these Variable Portfolios. Previously, you could only invest up to 10%. This change is designed to give you greater flexibility in choosing your allocation.


                                      F-17



IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND SEPTEMBER 30, 2013, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION, THE FOLLOWING INVESTMENT REQUIREMENTS ARE APPLICABLE:



 Option 1    10% Secure      90% in Allocation 1, 2 or 3*; or
             Value Account   90% in Combination Allocation 1, 2 or 3*
                             * Please see the allocations for the formerly
                             available Polaris Portfolio Allocator Models
                             and 50%-50% Combination Models in the
                             POLARIS PORTFOLIO ALLOCATOR
                             PROGRAM and 50%-50% COMBINATION
                             MODEL PROGRAM FOR CONTRACTS
                             ISSUED PRIOR TO FEBRUARY 6, 2017
                             APPENDIX I.
 Option 2    10% Secure      90% in one or more of the following
             Value Account   Variable Portfolios:
                             Franklin Income VIP Fund
                             SA Allocation Balanced
                             SA Allocation Moderate Growth
                             SA Allocation Moderate
                             SA American Funds Asset Allocation
                             SA JPMorgan Diversified Balanced
                             SA Fixed Income Index
                             SA Fixed Income Intermediate Index
                             SA MFS Total Return
                             SA PGI Asset Allocation
                             SA VCP Dynamic Allocation
                             SA VCP Dynamic Strategy
                             SA VCP Index Allocation
 Option 3    10% Secure      90% SA DFA Ultra Short Bond
             Value Account


If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:





   INVESTMENT       FLEXIBLE            VARIABLE PORTFOLIOS
     GROUP         ALLOCATION        AND/OR DCA FIXED ACCOUNTS
 A. BOND, AND     Minimum 20%    SA DFA Ultra Short Bond
  DCA FIXED       Maximum 90%    SA Federated Corporate Bond
  ACCOUNT                        SA Goldman Sachs Global Bond
                                 SA JPMorgan MFS Core Bond
                                 SA Wellington Government and
                                 Quality Bond
                                 SA Wellington Real Return
                                 DCA FIXED ACCOUNTS*
                                 DCA 6-Month
                                 1-Year DCA
                                 2-Year DCA


   INVESTMENT       FLEXIBLE            VARIABLE PORTFOLIOS
     GROUP         ALLOCATION        AND/OR DCA FIXED ACCOUNTS
 B. EQUITY**       Minimum 0%    Franklin Allocation VIP Fund
                  Maximum 70%    Franklin Income VIP Fund
                                 Invesco V.I. American Franchise
                                 Fund
                                 Invesco V.I. Comstock Fund
                                 Invesco V.I. Growth and Income
                                 Fund
                                 Lord Abbett Growth and Income
                                 SA AB Growth
                                 SA AB Small & Mid Cap Value
                                 SA Allocation Balanced
                                 SA Allocation Growth
                                 SA Allocation Moderate Growth
                                 SA Allocation Moderate
                                 SA American Funds Asset
                                 Allocation
                                 SA American Funds Global
                                 Growth
                                 SA American Funds Growth
                                 SA American Funds
                                 Growth-Income
                                 SA Dogs of Wall Street
                                 SA Janus Focused Growth
                                 SA JPMorgan Diversified
                                 Balanced
                                 SA JPMorgan Equity-Income
                                 SA JPMorgan Global Equities
                                 SA Legg Mason BW Large Cap
                                 Value
                                 SA MFS Blue Chip Growth
                                 SA MFS Massachusetts
                                 Investors Trust
                                 SA MFS Total Return
                                 SA Morgan Stanley
                                 International Equities
                                 SA Oppenheimer Main Street
                                 Large Cap
                                 SA PGI Asset Allocation
                                 SA PineBridge High-Yield Bond
                                 SA Putnam International
                                 Growth and Income
                                 SA Templeton Foreign Value
                                 SA VCP Dynamic Allocation
                                 SA VCP Dynamic Strategy
                                 SA Wellington Capital
                                 Appreciation
                                 SA WellsCap Aggressive Growth
 C. LIMITED        Minimum 0%    SA American Funds VCP
  EQUITY          Maximum 10%    Managed Allocation
                                 SA Columbia Technology
                                 SA Fidelity Institutional AM(R)
                                 Real Estate
                                 SA Franklin Small Company
                                 Value
                                 SA Invesco Growth
                                 Opportunities
                                 SA JPMorgan Emerging
                                 Markets
                                 SA JPMorgan Mid-Cap Growth


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

**    Not all funds listed in the Equity group invest in equity markets.

                                      F-18



IF YOUR CONTRACT WAS PURCHASED PRIOR TO JANUARY 23, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME PLUS) INCOME OPTION 1 OR 2 OR 3, THE FOLLOWING INVESTMENT REQUIREMENTS ARE APPLICABLE:


FLEXIBLE ALLOCATION - OPTIONS 1-3



 Option 1    10% Secure      90% in Allocation 1, 2 or 3*; or
             Value Account   90% in Combination Allocation 1, 2 or 3*
                             * Please see the allocations for the formerly
                             available Polaris Portfolio Allocator Models
                             and 50%-50% Combination Models in the
                             POLARIS PORTFOLIO ALLOCATOR
                             PROGRAM and 50%-50% COMBINATION
                             MODEL PROGRAM FOR CONTRACTS
                             ISSUED PRIOR TO FEBRUARY 6, 2017
                             APPENDIX I.
 Option 2    10% Secure      90% in one or more of the following
             Value Account   Variable Portfolios:
                             Franklin Income VIP Fund
                             SA Allocation Balanced
                             SA Allocation Moderate Growth
                             SA Allocation Moderate
                             SA American Funds Asset Allocation
                             SA JPMorgan Diversified Balanced
                             SA MFS Total Return
                             SA PGI Asset Allocation
                             SA VCP Dynamic Allocation
                             SA VCP Dynamic Strategy
 Option 3    10% Secure      90% SA DFA Ultra Short Bond
             Value Account


FLEXIBLE ALLOCATION - BUILD-YOUR-OWN OPTION 4:





   INVESTMENT       FLEXIBLE            VARIABLE PORTFOLIOS
     GROUP         ALLOCATION        AND/OR DCA FIXED ACCOUNTS
 A. BOND, AND     Minimum 20%    SA DFA Ultra Short Bond
  DCA FIXED       Maximum 90%    SA Federated Corporate Bond
  ACCOUNTS                       SA Goldman Sachs Global Bond
                                 SA JPMorgan MFS Core Bond
                                 SA Wellington Government and
                                 Quality Bond
                                 SA Wellington Real Return
                                 DCA FIXED ACCOUNTS*
                                 DCA 6-Month
                                 1-Year DCA
                                 2-Year DCA
                                 FIXED ACCOUNTS
                                 1-Year Fixed (if available)


   INVESTMENT       FLEXIBLE            VARIABLE PORTFOLIOS
     GROUP         ALLOCATION        AND/OR DCA FIXED ACCOUNTS
 B. EQUITY**       Minimum 0%    Franklin Allocation VIP Fund
                  Maximum 70%    Franklin Income VIP Fund
                                 Invesco V.I. American Franchise
                                 Fund
                                 Invesco V.I. Comstock Fund
                                 Invesco V.I. Growth and Income
                                 Fund
                                 Lord Abbett Growth and Income
                                 SA AB Growth
                                 SA AB Small & Mid Cap Value
                                 SA Allocation Balanced
                                 SA Allocation Growth
                                 SA Allocation Moderate Growth
                                 SA Allocation Moderate
                                 SA American Funds Asset
                                 Allocation
                                 SA American Funds Global
                                 Growth
                                 SA American Funds Growth
                                 SA American Funds
                                 Growth-Income
                                 SA Dogs of Wall Street
                                 SA Janus Focused Growth
                                 SA JPMorgan Diversified
                                 Balanced
                                 SA JPMorgan Equity-Income
                                 SA JPMorgan Global Equities
                                 SA Legg Mason BW Large Cap
                                 Value
                                 SA MFS Blue Chip Growth
                                 SA MFS Massachusetts
                                 Investors Trust
                                 SA MFS Total Return
                                 SA Morgan Stanley
                                 International Equities
                                 SA Oppenheimer Main Street
                                 Large Cap
                                 SA PGI Asset Allocation
                                 SA PineBridge High-Yield Bond
                                 SA Putnam International
                                 Growth and Income
                                 SA Templeton Foreign Value
                                 SA VCP Dynamic Allocation
                                 SA VCP Dynamic Strategy
                                 SA Wellington Capital
                                 Appreciation
                                 SA WellsCap Aggressive Growth
 C. LIMITED        Minimum 0%    SA American Funds VCP
  EQUITY          Maximum 10%    Managed Allocation
                                 SA Columbia Technology
                                 SA Fidelity Institutional AM(R)
                                 Real Estate
                                 SA Franklin Small Company
                                 Value
                                 SA Invesco Growth
                                 Opportunities
                                 SA JPMorgan Emerging
                                 Markets
                                 SA JPMorgan Mid-Cap Growth


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

**    Not all funds listed in the Equity group invest in equity markets.

                                      F-19



How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios, DCA Fixed Accounts or 1-Year Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus?

The benefit offered by Polaris Income Plus is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary.

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT. The Income Credit is equal to a percentage ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. PLEASE SEE THE INCOME CREDIT TABLES ABOVE FOR THE INCOME CREDIT PERCENTAGE APPLICABLE TO YOUR CONTRACT. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than Income Credit Percentage and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three


                                      F-20



factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elected, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s)' 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECT OF WITHDRAWALS ON POLARIS INCOME PLUS" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Plus?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" BELOW.


What are the effects of withdrawals on Polaris Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


                                      F-21



The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


What is the fee for Polaris Income Plus?


The fee for Polaris Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. IN MISSOURI, NEW YORK, OREGON, TEXAS AND WASHINGTON, THE FEE WILL BE DEDUCTED PRO-RATA FROM VARIABLE PORTFOLIOS ONLY. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

An increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value


                                      F-22



or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.


If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract before the end of a Benefit Quarter, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


IF YOU PURCHASED YOUR CONTRACT AND ELECTED SUNAMERICA INCOME PLUS PRIOR TO JANUARY 23, 2012, THE FEE ADJUSTMENTS ARE BASED ON THE VALUE OF THE VIX ON EACH BENEFIT QUARTER ANNIVERSARY. All other calculations and fee rate parameters remain the same as the table above.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under this Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than the Income Credit Percentage (applicable to you), an Income Credit equal to the difference between the RMD and Income Credit Percentage will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than the Income Credit Percentage, no Income Credit will be included in the calculation of the Income Base.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


                                      F-23



What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:


    CANCELLATION
  REQUEST RECEIVED            CANCELLATION EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under Polaris Income Plus are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day


                                      F-24



following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF THE LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.


POLARIS INCOME BUILDER

Polaris Income Builder (formerly called SunAmerica Income Builder) is no longer available for election.


DEFINED TERMS


ANNIVERSARY VALUE

The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values.


BENEFIT EFFECTIVE DATE

The date the living benefit was elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER

Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY

The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


                                      F-25



BENEFIT YEAR

Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY

The date on which each Benefit Year begins.


CONTRACT YEAR

Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)

The person, or persons, whose lifetime withdrawals are guaranteed under the living benefit.


EXCESS WITHDRAWAL

Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE

The current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE

The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT

An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


   FOR CONTRACTS          INCOME CREDIT
     PURCHASED         (AS A PERCENTAGE OF
    BETWEEN THE           INCOME CREDIT                  INCOME
  FOLLOWING DATES:            BASE)                CREDIT AVAILABILITY
 August 22, 2016              5.0%           Available during the first 12
 - April 30, 2018                              Benefit Years - the Income
                                             Credit is ELIMINATED in years
 February 12,                 6.0%
                                                 withdrawals are taken
 2013 -
 August 21, 2016
 Prior to                     8.0%
 February 11,
 2013

INCOME CREDIT BASE

The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD

The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS

We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT

The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE

The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE

The guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.


PROTECTED INCOME PAYMENT

The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE

The percentage used to determine the Protected Income Payment.


How does Polaris Income Builder work?

Polaris Income Builder locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.


                                      F-26



There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). Please see "How can the Income Base and Income Credit Base be increased?" below.


What determines the amount I can receive each year?

The amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose an income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE TABLES

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

FOR CONTRACTS PURCHASED BETWEEN FEBRUARY 29, 2016 AND APRIL 30, 2018:


  NUMBER OF COVERED PERSONS AND AGE OF
  COVERED PERSON AT FIRST WITHDRAWAL(1)        MAWP/PIPP
 One Covered Person (Age 65 and Older)     5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)    4.90%  /  4.90%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

FOR CONTRACTS PURCHASED BETWEEN MAY 1, 2013 AND FEBRUARY 28, 2016:


  NUMBER OF COVERED PERSONS AND AGE OF
  COVERED PERSON AT FIRST WITHDRAWAL(1)        MAWP/PIPP
 One Covered Person (Age 65 and Older)     5.50%  /  5.25%
 Two Covered Persons (Age 65 and Older)     5.0%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

FOR CONTRACTS PURCHASED BETWEEN FEBRUARY 11, 2013 AND APRIL 30, 2013:


  NUMBER OF COVERED PERSONS AND AGE OF
  COVERED PERSON AT FIRST WITHDRAWAL(1)       MAWP/PIPP
 One Covered Person (Age 65 and Older)     5.25%  /  5.0%
 Two Covered Persons (Age 65 and Older)    4.75%  /  4.5%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

FOR CONTRACTS PURCHASED BETWEEN JUNE 18, 2012 AND FEBRUARY 10, 2013:


   NUMBER OF COVERED PERSONS AND AGE OF       POLARIS INCOME
   COVERED PERSON AT FIRST WITHDRAWAL(1)          BUILDER
 One Covered Person (Age 64 and Younger)     3.75%  /  3.75%
 One Covered Person (Age 65 and Older)       4.75%  /  4.75%
 Two Covered Persons (Age 64 and Younger)    3.25%  /  3.25%
 Two Covered Persons (Age 65 and Older)      4.25%  /  4.25%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

FOR CONTRACTS PURCHASED BETWEEN JANUARY 23, 2012 AND JUNE 17, 2012:


   NUMBER OF COVERED PERSONS AND AGE OF       POLARIS INCOME
   COVERED PERSON AT FIRST WITHDRAWAL(1)         BUILDER
 One Covered Person (Age 64 and Younger)      4.0%  /  4.0%
 One Covered Person (Age 65 and Older)        5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)     3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)       4.5%  /  4.5%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


                                      F-27



FOR CONTRACTS PURCHASED PRIOR TO JANUARY 23, 2012:


   NUMBER OF COVERED
   PERSONS AND AGE OF           POLARIS             POLARIS
   COVERED PERSON AT        INCOME BUILDER       INCOME BUILDER
  FIRST WITHDRAWAL(1)       INCOME OPTION 1     INCOME OPTION 2
 One Covered Person
 (Age 64 and Younger)     5.5%  /  3.0%(2)     5.5%  /  3.0%(2)
 One Covered Person
 (Age 65 and Older)         5.5%  /  4.0%        6.5%  /  3.0%
 Two Covered Persons
 (Age 64 and Younger)     5.0%  /  3.0%(3)     5.0%  /  3.0%(3)
 Two Covered Persons
 (Age 65 and Older)         5.0%  /  4.0%        6.0%  /  3.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


POLARIS INCOME BUILDER INVESTMENT REQUIREMENTS

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND APRIL 30, 2018, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:




 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios, except as otherwise noted:

                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA American Funds VCP Managed Allocation*
                  SA BlackRock VCP Global Multi Asset*
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA Invesco VCP Equity-Income*
                  SA JPMorgan MFS Core Bond
                  SA PIMCO VCP Tactical Balanced*
                  SA Schroders VCP Global Allocation*
                  SA T. Rowe Price VCP Balanced*
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  * You may invest up to a maximum of 50% in each of these Variable Portfolios.


IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND APRIL 30, 2015, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER(FORMERLY CALLED SUNAMERICA INCOME BUILDER), YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE
FOLLOWING:



 20% Secure       Up to 80% in one or more of the following
 Value Account    Variable Portfolios, except as otherwise noted:

                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA American Funds VCP Managed Allocation*
                  SA BlackRock VCP Global Multi Asset*
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Goldman Sachs Global Bond
                  SA Invesco VCP Equity-Income*
                  SA JPMorgan MFS Core Bond
                  SA PIMCO VCP Tactical Balanced*
                  SA Schroders VCP Global Allocation*
                  SA T. Rowe Price VCP Balanced*
                  SA VCP Dynamic Allocation
                  SA VCP Dynamic Strategy
                  SA VCP Index Allocation
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  * You may invest up to a maximum of 50% in each of these Variable Portfolios. Previously, you could only invest up to 10%. This change is designed to give you greater flexibility in choosing your allocation.


                                      F-28



IF YOUR CONTRACT WAS PURCHASED PRIOR TO JANUARY 23, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER) WITH FLEXIBLE ALLOCATION, THE FOLLOWING INVESTMENT REQUIREMENTS ARE APPLICABLE:


FLEXIBLE ALLOCATION - OPTIONS 1-3



 Option 1    10% Secure      90% in Allocation 1, 2 or 3 *; or
             Value Account   90% in Combination Allocation 1, 2 or 3*
                             * Please see the allocations for the formerly
                             available Polaris Portfolio Allocator Models
                             and 50%-50% Combination Models in the
                             POLARIS PORTFOLIO ALLOCATOR
                             PROGRAM and 50%-50% COMBINATION
                             MODEL PROGRAM FOR CONTRACTS
                             ISSUED PRIOR TO FEBRUARY 6, 2017
                             APPENDIX I.
 Option 2    10% Secure      90% in one or more of the following
             Value Account   Variable Portfolios:
                             Franklin Income VIP Fund
                             SA Allocation Balanced
                             SA Allocation Moderate Growth
                             SA Allocation Moderate
                             SA American Funds Asset Allocation
                             SA JPMorgan Diversified Balanced
                             SA MFS Total Return
                             SA PGI Asset Allocation
                             SA VCP Dynamic Allocation
                             SA VCP Dynamic Strategy
 Option 3    10% Secure      90% SA DFA Ultra Short Bond
             Value Account


FLEXIBLE ALLOCATION - BUILD-YOUR-OWN OPTION 4:





   INVESTMENT       FLEXIBLE            VARIABLE PORTFOLIOS
     GROUP         ALLOCATION        AND/OR DCA FIXED ACCOUNTS
 A. BOND, AND     Minimum 20%    SA DFA Ultra Short Bond
  DCA FIXED       Maximum 90%    SA Federated Corporate Bond
  ACCOUNT                        SA Goldman Sachs Global Bond
                                 SA JPMorgan MFS Core Bond
                                 SA Wellington Government and
                                 Quality Bond
                                 SA Wellington Real Return
                                 DCA FIXED ACCOUNTS*
                                 DCA 6-Month
                                 1-Year DCA
                                 2-Year DCA
                                 FIXED ACCOUNTS
                                 1-Year Fixed (if available)


   INVESTMENT       FLEXIBLE            VARIABLE PORTFOLIOS
     GROUP         ALLOCATION        AND/OR DCA FIXED ACCOUNTS
 B. EQUITY         Minimum 0%    Franklin Allocation VIP Fund
                  Maximum 70%    Franklin Income VIP Fund
                                 Invesco V.I. American Franchise
                                 Fund
                                 Invesco V.I. Comstock Fund
                                 Invesco V.I. Growth and Income
                                 Fund
                                 Lord Abbett Growth and Income
                                 SA AB Growth
                                 SA AB Small & Mid Cap Value
                                 SA Allocation Balanced
                                 SA Allocation Growth
                                 SA Allocation Moderate Growth
                                 SA Allocation Moderate
                                 SA American Funds Asset
                                 Allocation
                                 SA American Funds Global
                                 Growth
                                 SA American Funds Growth
                                 SA American Funds
                                 Growth-Income
                                 SA Dogs of Wall Street
                                 SA Janus Focused Growth
                                 SA JPMorgan Diversified
                                 Balanced
                                 SA JPMorgan Equity-Income
                                 SA JPMorgan Global Equities
                                 SA Legg Mason BW Large Cap
                                 Value
                                 SA MFS Blue Chip Growth
                                 SA MFS Massachusetts
                                 Investors Trust
                                 SA MFS Total Return
                                 SA Morgan Stanley
                                 International Equities
                                 SA Oppenheimer Main Street
                                 Large Cap
                                 SA PGI Asset Allocation
                                 SA PineBridge High-Yield Bond
                                 SA Putnam International
                                 Growth and Income
                                 SA Templeton Foreign Value
                                 SA VCP Dynamic Allocation
                                 SA VCP Dynamic Strategy
                                 SA Wellington Capital
                                 Appreciation
                                 SA WellsCap Aggressive Growth
 C. LIMITED        Minimum 0%    SA American Funds VCP
  EQUITY          Maximum 10%    Managed Allocation
                                 SA Columbia Technology
                                 SA Fidelity Institutional AM(R)
                                 Real Estate
                                 SA Franklin Small Company
                                 Value
                                 SA Invesco Growth
                                 Opportunities
                                 SA JPMorgan Emerging
                                 Markets
                                 SA JPMorgan Mid-Cap Growth


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


                                      F-29



How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios, DCA Fixed Accounts or 1-Year Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Builder?

The benefit offered by Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary. The MINIMUM INCOME BASE is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT. PLEASE SEE THE INCOME CREDIT TABLES ABOVE TO DETERMINE THE INCOME CREDIT APPLICABLE TO YOU.

The Income Credit may only be added to the Income Base IF NO WITHDRAWALS ARE TAKEN IN A BENEFIT YEAR. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three


                                      F-30



factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

PLEASE SEE THE TABLE UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME BUILDER?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


What are the effects of withdrawals on Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


                                      F-31



The impact of withdrawals on specific factors is further explained below:

INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this living benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this living benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


What is the fee for Polaris Income Builder?


The fee for Polaris Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. IN MISSOURI, NEW YORK, OREGON, TEXAS AND WASHINGTON, THE FEE WILL BE DEDUCTED PRO-RATA FROM VARIABLE PORTFOLIOS ONLY. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter.


The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the tables below.


If your contract was issued on or after October 9, 2017:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.00%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.25%        2.50%        0.60%      (+or-)0.40%

* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}


If your contract was issued prior to October 9, 2017:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).


                                      F-32



The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.


If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


IF YOU PURCHASED YOUR CONTRACT AND ELECTED SUNAMERICA INCOME BUILDER PRIOR TO JANUARY 23, 2012, THE FEE ADJUSTMENTS ARE BASED ON THE VALUE OF THE VIX ON EACH BENEFIT QUARTER ANNIVERSARY. All other calculations and fee rate parameters remain the same as the table above.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

No Income Credit will be included in the calculation of the Income Base when an RMD is taken.


                                      F-33



What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Builder. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under Polaris Income Builder are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.


                                      F-34



If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF THE LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.


MARKETLOCK FOR LIFE

MarketLock For Life is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the MarketLock For Life living benefit, the following provisions apply.


How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked


                                      F-35



in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.


What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday      5% of Income Base
              On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


     AGE OF THE YOUNGER COVERED PERSON OR
         SURVIVING COVERED PERSON AT                MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday     4.75% of Income Base
              On or after 76th birthday          5.75% of Income Base

Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:



  1     Invest in one of the three available Allocations*:
        Allocation 1, Allocation 2 or Allocation 3
        or
        Invest in one of three available Combination Allocations*:
        Combination Allocation 1, 2 or 3
        * Please see Appendix I - POLARIS PORTFOLIO ALLOCATOR
        PROGRAM and 50%-50% COMBINATION MODEL PROGRAM
        FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for
        the allocations for the formerly available Polaris Portfolio Allocator
        Models and 50%-50% Combination Models.
  2     Invest in one or more of the following Variable Portfolios:
        Franklin Income VIP Fund
        SA Allocation Balanced
        SA Allocation Moderate
        SA Allocation Moderate Growth
        SA American Funds Asset Allocation
        SA JPMorgan Diversified Balanced
        SA MFS Total Return
        SA PGI Asset Allocation
        SA VCP Dynamic Allocation
        SA VCP Dynamic Strategy
  3     Invest in the SA DFA Ultra Short Bond
  4     In accordance with the requirements outlined in the table
        below:




   INVESTMENT        INVESTMENT         VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. Bond, Cash     Minimum 20%     SA DFA Ultra Short Bond
  and Fixed        Maximum 90%     SA Federated Corporate Bond
  Accounts                         SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS*
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCA
                                   FIXED ACCOUNTS
                                   1-Year Fixed (if available)

                                      F-36





  INVESTMENT      INVESTMENT           VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT          AND/OR FIXED ACCOUNTS
 B. Equity       Minimum 0%     Franklin Allocation VIP Fund
                Maximum 70%     Franklin Income VIP Fund
                                Invesco V.I. American Franchise
                                Fund
                                Invesco V.I. Comstock Fund
                                Lord Abbett Growth and Income
                                SA AB Growth
                                SA AB Small & Mid Cap Value
                                SA Allocation Balanced
                                SA Allocation Growth
                                SA Allocation Moderate
                                SA Allocation Moderate Growth
                                SA American Funds Asset
                                Allocation
                                SA American Funds Global
                                Growth
                                SA American Funds Growth
                                SA American Funds
                                Growth-Income
                                SA Dogs of Wall Street
                                SA Janus Focused Growth
                                SA JPMorgan Diversified
                                Balanced
                                SA JPMorgan Equity-Income
                                SA JPMorgan Global Equities
                                SA Legg Mason BW Large Cap
                                Value
                                SA MFS Blue Chip Growth
                                SA MFS Massachusetts
                                Investors Trust
                                SA MFS Total Return
                                SA Morgan Stanley
                                International Equities
                                SA Oppenheimer Main Street
                                Large Cap
                                SA PGI Asset Allocation
                                SA PineBridge High-Yield Bond
                                SA Templeton Foreign Value
                                SA VCP Dynamic Allocation
                                SA VCP Dynamic Strategy
                                SA Wellington Capital
                                Appreciation
                                SA WellsCap Aggressive Growth
 C. Limited      Minimum 0%     SA Columbia Technology
  Equity        Maximum 10%     SA Fidelity Institutional AM(R)
                                Real Estate
                                SA Franklin Small Company
                                Value
                                SA Invesco Growth
                                Opportunities
                                SA JPMorgan Emerging
                                Markets
                                SA Multi-Managed Mid Cap
                                Growth


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We may revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options.


Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the


                                      F-37



Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.


What are the factors used to calculate MarketLock For Life?

The benefit offered by MarketLock For Life is calculated by considering the factors described below:

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. We will not accept subsequent Purchase Payments after the 5th contract year.


ELIGIBLE PURCHASE PAYMENTS


     FIRST CONTRACT YEAR             SUBSEQUENT CONTRACT YEARS
 100% of Purchase Payments   Purchase Payments received in contract
 Received                    years 2-5, capped at 100% of Purchase
                             Payments received in the first contract
                             year

SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.


How can the Income Base be increased?

On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.

Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


What is the fee for MarketLock For Life?

The fee for MarketLock For Life is calculated as a percentage of the Income Base and deducted quarterly from your contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:


        NUMBER OF
     COVERED PERSONS           ANNUAL FEE RATE
 For One Covered Person     0.70% of Income Base
 For Two Covered Persons    0.95% of Income Base

An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life


                                      F-38



expectancy) in which you may take withdrawals. Excess Withdrawals may significantly reduce the value of or terminate the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "WHAT ARE THE FACTORS USED TO CALCULATE MARKETLOCK FOR LIFE?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.


Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than 30 days after the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.

ALL REFERENCES TO "LIVING BENEFIT" BELOW REFER TO MARKETLOCK FOR LIFE.


When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


                                      F-39



IF YOU ELECT ONE COVERED PERSON:


                              COVERED PERSON
                            MINIMUM     MAXIMUM
                              AGE         AGE
         One Owner            45          80
      Joint Owners(1)         45          80

IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
 NON-QUALIFIED:
 Joint Owners(2)              45          80          45          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)

(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.


We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.



What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


                                      F-40



What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


 CANCELLATION REQUEST
       RECEIVED               CANCELLATION EFFECTIVE DATE
       Years 1-5              5th Benefit Year Anniversary
      Years 6-10             10th Benefit Year Anniversary
       Years 10+         Benefit Year Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you cancelled MarketLock For Life, you may not extend the Income Base Evaluation Period.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Year in which the cancellation occurs, on the Benefit Year Anniversary. Thereafter, the fee will no longer be charged.

If you cancelled MarketLock For Life, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or


      (iv) An Excess Withdrawal that reduces the Contract Value and Income Base to zero; or

      (v) Death of the Covered Person, if only one is elected; or, if two Covered Persons are elected, death of the surviving Covered Person; or

      (vi) A change that removes all Covered Persons from the contract except as noted below under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"; or

      (vii)      A Change of the Owner or Assignment; or

      (viii)     You elect to cancel Your Living Benefit.


If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the living benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the living benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the living benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.


                                      F-41




Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.



MARKETLOCK INCOME PLUS


When and how may I elect MarketLock Income Plus?

You may have elected MarketLock Income Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.


IF YOU ELECTED ONE COVERED PERSON:


                                   COVERED PERSON
                                 MINIMUM     MAXIMUM
                                   AGE       AGE(1)
           ONE OWNER               45          80
   JOINT OWNERS (based on the
     age of the older Owner)       45          80

IF YOU ELECTED TWO COVERED PERSONS:



                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE        AGE(1)       AGE       AGE(1)
 NON-QUALIFIED:
 Joint Owners                 45          80          45          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(2)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(2)


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How does MarketLock Income Plus work?

MarketLock Income Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.


Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.


What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base or your Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


    AGE OF THE COVERED PERSON AT          MAXIMUM ANNUAL
      TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
        Prior to 65th birthday          4% of Income Base
      On or after 65th birthday         5% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


     AGE OF THE YOUNGER COVERED
    PERSON OR SURVIVING COVERED
      PERSON AT TIME OF FIRST             MAXIMUM ANNUAL
             WITHDRAWAL                WITHDRAWAL PERCENTAGE
        Prior to 65th birthday          4% of Income Base
      On or after 65th birthday        4.75% of Income Base

As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given


                                      F-42



Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.


Are there investment requirements if I elect MarketLock Income Plus?

As long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:

     1.   Invest 100% in the SA DFA Ultra Short Bond Portfolio; or

     2. Invest 100% in either Allocation* 1, 2 or 3, or Combination Allocation* 1, 2 or 3; or

* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO PROGRAM and 50%-50% COMBINATION PORTFOLIO ALLOCATOR MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX I.


     3.   Invest 100% in one or a combination of the following Variable
          Portfolios:
          Franklin Income VIP Fund

          SA Allocation Balanced
          SA Allocation Moderate
          SA Allocation Moderate Growth
          SA American Funds Asset Allocation
          SA JPMorgan Diversified Balanced
          SA MFS Total Return
          SA PGI Asset Allocation
          SA VCP Dynamic Allocation
          SA VCP Dynamic Strategy


     4.   In accordance with the requirements outlined in the table below:



   INVESTMENT        INVESTMENT           VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT          AND/OR FIXED ACCOUNTS
 A. Bond, Cash      Minimum 30%    SA DFA Ultra Short Bond
  and Fixed        Maximum 100%    SA Federated Corporate Bond
  Accounts                         SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCA
                                   FIXED ACCOUNTS
                                   1-Year Fixed (if available)
 B. Equity          Minimum 0%     Franklin Allocation VIP Fund
   Maximum          Maximum 70%    Franklin Income VIP Fund
                                   Invesco V.I. American Franchise
                                   Fund
                                   Invesco V.I. Comstock Fund
                                   Lord Abbett Growth and Income
                                   SA AB Growth
                                   SA AB Small & Mid Cap Value
                                   SA Allocation Balanced
                                   SA Allocation Growth
                                   SA Allocation Moderate
                                   SA Allocation Moderate Growth
                                   SA American Funds Asset
                                   Allocation
                                   SA American Funds Global
                                   Growth
                                   SA American Funds Growth
                                   SA American Funds
                                   Growth-Income
                                   SA Dogs of Wall Street
                                   SA Janus Focused Growth
                                   SA JPMorgan Diversified
                                   Balanced
                                   SA JPMorgan Equity-Income
                                   SA JPMorgan Global Equities
                                   SA Legg Mason BW Large Cap
                                   Value
                                   SA MFS Blue Chip Growth
                                   SA MFS Massachusetts
                                   Investors Trust
                                   SA MFS Total Return
                                   SA Morgan Stanley
                                   International Equities
                                   SA Oppenheimer Main Street
                                   Large Cap
                                   SA PGI Asset Allocation
                                   SA PineBridge High-Yield Bond
                                   SA Templeton Foreign Value
                                   SA VCP Dynamic Allocation
                                   SA VCP Dynamic Strategy
                                   SA Wellington Capital
                                   Appreciation
                                   SA WellsCap Aggressive Growth


                                      F-43





  INVESTMENT      INVESTMENT           VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT          AND/OR FIXED ACCOUNTS
 C. Limited      Minimum 0%     SA Columbia Technology
  Equity        Maximum 10%     SA Fidelity Institutional AM(R)
                                Real Estate
                                SA Franklin Small Company
                                Value
                                SA Invesco Growth
                                Opportunities
                                SA JPMorgan Emerging
                                Markets
                                SA Multi-Managed Mid Cap
                                Growth


If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations promptly.


How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year;
          and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is


                                      F-44



equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

SEVENTH,we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b) is the current Income Base, increased by the Income Credit, if any; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

    (a)        the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than
(a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of
(a) and (b), where:

    (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

    (b)        is the Minimum Income Base.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced


                                      F-45



Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.


What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal. Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.


What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:


 NUMBER OF COVERED PERSONS       ANNUALIZED FEE
 For One Covered Person      1.10% of Income Base
 For Two Covered Persons     1.35% of Income Base


The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. IN NEW YORK, OREGON, TEXAS AND WASHINGTON, THE FEE WILL BE DEDUCTED PRO-RATA FROM VARIABLE PORTFOLIOS ONLY. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.


An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.


Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or


                                      F-46



younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each evaluation period. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.

PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK INCOME PLUS.

MARKETLOCK FOR LIFE PLUS


When and how may I elect MarketLock For Life Plus?

You may have elected MarketLock For Life Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.


IF YOU ELECTED ONE COVERED PERSON:


                                   COVERED PERSON
                                 MINIMUM     MAXIMUM
                                   AGE       AGE(1)
           One Owner               45          80
   JOINT OWNERS (based on the
     age of the older Owner)       45          80

IF YOU ELECTED TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE        AGE(1)       AGE       AGE(1)
 NON-QUALIFIED:
 Joint Owners                 45          80          45          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(2)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(2)

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How does MarketLock For Life Plus work?

MarketLock For Life Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.


                                      F-47



You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.


Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.


What determines the maximum amount I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday      5% of Income Base
              On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


      AGE OF THE YOUNGER COVERED PERSON
        OR SURVIVING COVERED PERSON AT              MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday     4.75% of Income Base
              On or after 76th birthday          5.75% of Income Base

As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.


Are there investment requirements if I elect MarketLock For Life Plus?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.


INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:

     1.   Invest 100% in the SA DFA Ultra Short Bond Portfolio; or

     2. Invest 100% in either Allocation* 1, 2 or 3, or Combination Allocation* 1, 2 or 3; or

* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX I.


     3.   Invest 100% in one or a combination of the following Variable
          Portfolios:

          Franklin Income VIP Fund

          SA Allocation Balanced
          SA Allocation Moderate
          SA Allocation Moderate Growth
          SA American Funds Asset Allocation
          SA JPMorgan Diversified Balanced
          SA MFS Total Return
          SA PGI Asset Allocation
          SA VCP Dynamic Allocation
          SA VCP Dynamic Strategy


                                      F-48



     4. Invest in accordance with the requirements outlined in the table below:





   INVESTMENT        INVESTMENT           VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT          AND/OR FIXED ACCOUNTS
 A. Bond, Cash      Minimum 30%    SA DFA Ultra Short Bond
  and Fixed        Maximum 100%    SA Federated Corporate Bond
  Accounts                         SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCA
                                   FIXED ACCOUNTS
                                   1-Year Fixed (if available)
 B. Equity          Minimum 0%     Franklin Allocation VIP Fund
   Maximum          Maximum 70%    Franklin Income VIP Fund
                                   Invesco V.I. American Franchise
                                   Fund
                                   Invesco V.I. Comstock Fund
                                   Lord Abbett Growth and Income
                                   SA AB Growth
                                   SA AB Small & Mid Cap Value
                                   SA Allocation Balanced
                                   SA Allocation Growth
                                   SA Allocation Moderate
                                   SA Allocation Moderate Growth
                                   SA American Funds Asset
                                   Allocation
                                   SA American Funds Global
                                   Growth
                                   SA American Funds Growth
                                   SA American Funds
                                   Growth-Income
                                   SA Dogs of Wall Street
                                   SA Janus Focused Growth
                                   SA JPMorgan Diversified
                                   Balanced
                                   SA JPMorgan Equity-Income
                                   SA JPMorgan Global Equities
                                   SA Legg Mason BW Large Cap
                                   Value
                                   SA MFS Blue Chip Growth
                                   SA MFS Massachusetts
                                   Investors Trust
                                   SA MFS Total Return
                                   SA Morgan Stanley
                                   International Equities
                                   SA Oppenheimer Main Street
                                   Large Cap
                                   SA PGI Asset Allocation
                                   SA PineBridge High-Yield Bond
                                   SA Templeton Foreign Value
                                   SA VCP Dynamic Allocation
                                   SA VCP Dynamic Strategy
                                   SA Wellington Capital
                                   Appreciation
                                   SA WellsCap Aggressive Growth


   INVESTMENT        INVESTMENT           VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT          AND/OR FIXED ACCOUNTS
 C. Limited         Minimum 0%     SA Columbia Technology
   Equity           Maximum 10%    SA Fidelity Institutional AM(R)
                                   Real Estate
                                   SA Franklin Small Company
                                   Value
                                   SA Invesco Growth
                                   Opportunities
                                   SA JPMorgan Emerging
                                   Markets
                                   SA Multi-Managed Mid Cap
                                   Growth


Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements promptly.


                                      F-49



How are the components for MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year;
          and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b) is the current Income Base, increased by the Income Credit, if any; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income


                                      F-50



Credit Base and/or the Income Base could increase. The components used to determine this amount are:

    (a)        the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than
(a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of
(a) and (b), where:

    (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

    (b)        is the Minimum Income Base.

The Income Base and Income Credit Base, if applicable are increased each time subsequent Eligible Purchase Payments are made, and decreased each time an Excess Withdrawal is taken in the same proportion by which the contract value is reduced by the Excess Withdrawal. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.


What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives.


 NUMBER OF COVERED PERSONS       ANNUALIZED FEE
 For One Covered Person      0.95% of Income Base
 For Two Covered Persons     1.25% of Income Base


The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit. IN NEW YORK, OREGON, TEXAS AND WASHINGTON, THE FEE WILL BE DEDUCTED PRO-RATA FROM VARIABLE PORTFOLIOS ONLY.


An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.


What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.


                                      F-51



     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.


Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.


ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFIT PROVISIONS

The following provides additional information applicable to MarketLock Income Plus and MarketLock For Life Plus.


What happens if the contract value is reduced to zero while my Living Benefit is still in effect?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.

However, if at any time an Excess Withdrawal reduces your contract value to zero, no further benefits will remain under the Living Benefit and your contract along with the Living Benefit will terminate. For MarketLock Income Plus and MarketLock For Life Plus, an Income Credit is not available if the contract value is reduced to zero, even if a Living Benefit remains payable.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make


                                      F-52



subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining Living Benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

If you do not select an option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the Living Benefit in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


What happens to my Living Benefit upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period, if applicable.

If you have elected MarketLock Income Plus or MarketLock For Life Plus, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 12 YEARS?"

In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" IF YOU HAVE ELECTED MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can I elect to cancel my Living Benefit?

The Living Benefit may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the Living Benefit, you will no longer be charged a fee after the cancellation is effective and the guarantees under the Living


                                      F-53



Benefit are terminated. In addition, the investment requirements for Living Benefit will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary following the death of the first Covered Person. Once the surviving Covered Person elects to cancel the feature, the fee will no longer be charged and the guarantees under the Living Benefit will be terminated. In addition, the investment requirements for the Living Benefit will no longer apply to the contract. The surviving Covered Person may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and may no longer re-elect or reinstate the Living Benefit after cancellation.


Are there circumstances under which my Living Benefit will automatically terminate?

The Living Benefit automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT FEATURE? ABOVE."

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AS INDICATED ABOVE. WE ALSO RESERVE THE RIGHT TO MODIFY THE LIVING BENEFITS AT THE TIME OF EXTENSION FOR EXISTING CONTRACTS AS INDICATED ABOVE.


                                      F-54

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX G - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
                     CONTRACTS ISSUED PRIOR TO MAY 1, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




TABLE OF CONTENTS


Standard and Maximum Anniversary Value death
  benefits for contracts issued between June 20,
  2011 and April 30, 2017........................... G-1
Standard and Maximum Anniversary Value death
  benefits for contracts issued between May 1, 2009
  and June 19, 2011................................. G-4
Combination HV & Roll-Up death benefit for
  contracts issued prior to January 23, 2012........ G-3


Certain Death Benefits are no longer offered or have changed since first being offered. None of the death benefits described below are currently being offered. If your contract was issued prior to May 1, 2017 and you elected the standard death benefit option or the optional Maximum Anniversary Value death benefit, the following provisions are applicable to the benefit you elected.


DEATH BENEFIT DEFINED TERMS

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.


STANDARD DEATH BENEFIT

If you elected the standard death benefit, the Separate Account charge for your contract without election of any optional death benefit is 1.30% and includes the return of Purchase Payment Death Benefit fee of 0.15% as follows:


SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 (deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charge......................... 1.30%
  Maximum Anniversary Value Death Benefit Fee, if
     elected...................................... 0.25%
  Early Access* Fee, if elected................... 0.40%
                                                   ----
  MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES........ 1.95%
                                                   ====

* The Early Access feature is available on contracts issued on or after May 2, 2016.



STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or


     2. Purchase Payments received prior to the first contract anniversary reduced by:


          a. any Withdrawal Adjustments, as defined above, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum Anniversary Value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or


     2. Purchase Payments received prior to the first contract anniversary reduced by:


          a. any Withdrawal Adjustments, if the living benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated; or

     3. Maximum Anniversary Value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the living benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

THE FOLLOWING PROVISIONS APPLY TO THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum Anniversary Value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the living benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the living benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

          c. Maximum Anniversary Value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the living benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

The Combination HV & Roll-Up death benefit is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the optional Combination HV & Roll-Up death benefit, the following provisions are applicable to the benefit you elected.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

If you elected the Combination HV & Roll-Up death benefit, you may not elect any available Fixed Account and you cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit may only have been elected prior to your 76th birthday at contract issue. It was not available for election in New York and Washington.

The death benefit is the greatest of:

     1.   Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, plus Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary; or

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          a.  15 years after the contract date; or

          b.  The day before your 80th birthday; or

          c.  The date of death,

          adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.


COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the original Owner elected the optional Combination HV& Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1.   Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date; or

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          a.  15 years after the contract date; or

          b.  The day before the Continuing Spouse's 80th birthday; or

          c.  The Continuing Spouse's date of death,

          adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.


DEATH BENEFIT DEFINED TERMS

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

THE FOLLOWING IS THE DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND JUNE 19, 2011.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The Maximum Anniversary Value death benefit can only be elected prior to your 83rd birthday.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by any Withdrawal Adjustment; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, reduced by any Withdrawal Adjustment since that contract anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary.

THE FOLLOWING IS THE DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND JUNE 19, 2011.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b.   Continuation Net Purchase Payments; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, reduced by any Withdrawal Adjustment since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING IS THE DESCRIPTION OF THE STANDARD DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.


STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Net Purchase Payments; or

          b.  125% of Contract value.


STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   Contract value; or

     2. Purchase Payments received prior to the first contract anniversary reduced by any Withdrawal Adjustment.

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Net Purchase Payments received prior to the first contract anniversary; or

          b.  125% of Contract value.

THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.


STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Continuation Net Purchase Payments; or

          b.  125% of Contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.


STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:

     1.   Contract value; or

     2. Continuation Purchase Payments received prior to the first contract anniversary reduced by any Withdrawal Adjustment after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Continuation Net Purchase Payments received prior to the first contract anniversary; or

          b.  125% of Contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

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  APPENDIX H - WITHDRAWAL CHARGE SCHEDULE, PENALTY-FREE WITHDRAWAL AMOUNT AND


      CONTRACT MAINTENANCE FEE FOR CONTRACTS ISSUED PRIOR TO JULY 18, 2011
--------------------------------------------------------------------------------
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THE FOLLOWING IS THE WITHDRAWAL CHARGE SCHEDULE IF YOU PURCHASED YOUR CONTRACT PRIOR TO JULY 18, 2011.


WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS ISSUED PRIOR TO JULY 18, 2011:



 YEARS SINCE PURCHASE PAYMENT RECEIPT       1       2       3       4       5       6       7       8+
 WITHDRAWAL CHARGE                          7%      6%      6%      5%      4%      3%      2%      0%



THE FOLLOWING IS THE PENALTY-FREE WITHDRAWAL AMOUNT IF YOU PURCHASED YOUR CONTRACT PRIOR TO JULY 18, 2011.


PENALTY-FREE WITHDRAWAL AMOUNT

To determine your penalty-free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."


Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:


     o Penalty-free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and


     o Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.


ASSESSMENT OF WITHDRAWAL CHARGES


We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.


The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.


When you make a partial withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charges or higher withdrawal charges.

If you elected an optional living benefit that offers Maximum Annual Withdrawal Amounts, below describes your annual penalty-free withdrawal amount:



DURING THE FIRST CONTRACT YEAR, YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT IS THE GREATEST OF:


     (1)    Your penalty-free earnings; or

     (2) If you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.


AFTER THE FIRST CONTRACT YEAR, YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT IS THE GREATEST OF:


     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or

     (3) the Maximum Annual Withdrawal amount allowed under the living benefit you elected.


If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.

If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your annual penalty-free withdrawal amount.



DURING THE FIRST CONTRACT YEAR, YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT IS THE GREATER OF:


     (1)    your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount


AFTER THE FIRST CONTRACT YEAR, YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT IS THE GREATER OF:


     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge


If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.



                                      H-1

CONTRACT MAINTENANCE FEE

If you purchased your contract prior to June 20, 2011, the contract maintenance fee is $35 ($30 in New Mexico and North Dakota) and the fee may be waived if the contract value is $50,000 or more.


                                      H-2

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--------------------------------------------------------------------------------
 APPENDIX I - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL

             PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES, THE POLARIS ALLOCATOR PROGRAM IS NO LONGER OFFERED.

IF YOU INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your living benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the table below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for living benefits which previously allowed Polaris Portfolio Allocator Models.

ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)



                                     ALLOCATION     ALLOCATION     ALLOCATION     ALLOCATION
       VARIABLE PORTFOLIOS                1              2              3             4*
 Invesco V.I. Comstock Fund              5.00%          5.00%          6.00%         8.00%
 Invesco V.I. Growth and
   Income Fund                           6.00%          7.00%          8.00%         8.00%
 SA AB Growth                            3.00%          4.00%          4.00%         6.00%
 SA AB Small & Mid Cap
   Value                                 1.00%          1.00%          1.00%         2.00%
 SA American Funds Global
   Growth                                2.00%          3.00%          4.00%         6.00%
 SA American Funds
   Growth-Income                         0.00%          0.00%          1.00%         4.00%
 SA DFA Ultra Short Bond                 2.00%          1.00%          0.00%         0.00%
 SA Dogs of Wall Street                  3.00%          3.00%          3.00%         5.00%
 SA Federated Corporate Bond            10.00%          8.00%          7.00%         1.00%
 SA Fidelity Institutional AM(R)
   Real Estate                           0.00%          0.00%          0.00%         1.00%
 SA Franklin Small Company
   Value                                 0.00%          2.00%          2.00%         1.00%
 SA Goldman Sachs Global
   Bond                                  4.00%          4.00%          2.00%         2.00%
 SA Janus Focused Growth*                0.00%          1.00%          1.00%         2.00%
 SA JPMorgan Emerging
   Markets                               0.00%          1.00%          2.00%         2.00%
 SA JPMorgan Equity-Income               6.00%          7.00%          8.00%         8.00%
 SA JPMorgan MFS Core
   Bond                                 17.00%         13.00%         10.00%         5.00%
 SA Legg Mason BW Large
   Cap Value                             4.00%          4.00%          4.00%         5.00%
 SA MFS Blue Chip Growth                 2.00%          3.00%          4.00%         4.00%
 SA MFS Massachusetts
   Investors Trust                       6.00%          6.00%          7.00%         8.00%
 SA Morgan Stanley
   International Equities                3.00%          3.00%          4.00%         5.00%
 SA Oppenheimer Main Street
   Large Cap                             3.00%          4.00%          4.00%         6.00%
 SA PineBridge High-Yield
   Bond                                  4.00%          3.00%          2.00%         0.00%
 SA Templeton Foreign Value              3.00%          3.00%          3.00%         4.00%
 SA Wellington Capital
   Appreciation                          3.00%          3.00%          4.00%         5.00%
 SA Wellington Government
   and Quality Bond                      8.00%          8.00%          7.00%         2.00%
 SA Wellington Real Return               5.00%          3.00%          2.00%         0.00%
                           TOTAL          100%           100%           100%          100%


* Allocation 4 above is only available if you elected the Polaris Income Plus Daily living benefit prior to February 6, 2017.


                                      I-1

EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES THE COMBINATION MODEL PROGRAM WILL NO LONGER BE OFFERED.

IF YOU INVESTED IN A COMBINATION MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.


                                      I-2

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--------------------------------------------------------------------------------

APPENDIX J - MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK
                         FOR LIFE EXTENSION PARAMETERS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





The information below is important to you if you purchased a contract between MAY 4, 2009 AND JANUARY 18, 2010 and you elected the MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS living benefit or if you purchased a contract between MAY 4, 2009 AND JANUARY 20, 2012 and you elected the MARKETLOCK FOR LIFE living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and the initial Income Credit Period (not applicable to MarketLock For Life) end after the fifth contract year. On or about your fifth contract anniversary, you have an opportunity to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, for an additional five years (the "Extension") depending on which MarketLock feature you elected at the time of purchase:




     MARKETLOCK FEATURE         CONTRACT PURCHASE DATES
 MarketLock Income Plus     May 4, 2009 - January 18, 2010
 MarketLock For Life Plus   May 4, 2009 - January 18, 2010
 MarketLock For Life        May 4, 2009 - January 20, 2012



In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you do not elect the Extension on or about your fifth anniversary, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods, if applicable, in the future.

As a reminder, you also have the option to cancel your living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Feature you elected at purchase, please see the APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form we send you. If you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit, both the Income Base Evaluation Period and the Income Credit Period may be extended for an additional 5 year period. If you elected the MarketLock For Life living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.


What is the fee if I elect the Extension?

If you elect MARKETLOCK INCOME PLUS EXTENSION, the fee for the living benefit will be increased by 0.10% as follows:




                     CURRENT ANNUALIZED     ANNUALIZED FEE AFTER
                             FEE                 EXTENSION
                      (calculated as a        (calculated as a
    NUMBER OF           percentage of        percentage of the
 COVERED PERSONS      the Income Base)          Income Base)
        One                1.10%                   1.20%
        Two                1.35%                   1.45%



If you elect MARKETLOCK FOR LIFE PLUS EXTENSION, the fee for the living benefit will be increased by 0.25% for One Covered Person and 0.20% for Two Covered Persons as follows:




                     CURRENT ANNUALIZED     ANNUALIZED FEE AFTER
                             FEE                 EXTENSION
                      (calculated as a        (calculated as a
    NUMBER OF           percentage of        percentage of the
 COVERED PERSONS      the Income Base)          Income Base)
        One                0.95%                   1.20%
        Two                1.25%                   1.45%



If you elect MARKETLOCK FOR LIFE EXTENSION, the fee for the living benefit will be increased by 0.25% as follows:




                     CURRENT ANNUALIZED     ANNUALIZED FEE AFTER
                             FEE                 EXTENSION
                      (calculated as a        (calculated as a
    NUMBER OF           percentage of        percentage of the
 COVERED PERSONS      the Income Base)          Income Base)
        One                0.70%                   0.95%
        Two                0.95%                   1.20%



What are the investment requirements if I elect the Extension?

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living


                                      J-1





benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:




 Option 1     Up to 100% in one or more of the following:
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
              SA DFA Ultra Short Bond
 Option 2 At least 50% and up to 100% in one or more of the following:
              SA DFA Ultra Short Bond
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
              Up to 50% in one or more of the following Variable
              Portfolios:
              Franklin Income VIP Fund
              SA Allocation Balanced
              SA Allocation Moderate
              SA Allocation Moderate Growth
              SA American Funds Asset Allocation
              SA JPMorgan Diversified Balanced
              SA MFS Total Return
              SA PGI Asset Allocation
 Option 3     25% SA VCP Dynamic Allocation and
              25% SA VCP Dynamic Strategy and
              50% in one of the following Allocations*:
              Allocation 1, Allocation 2 or Allocation 3 or
              Combination Allocations*:
              Combination Allocation 1, Combination Allocation 2
              or Combination Allocation 3
              * Please see the allocations for the formerly available Polaris
              Portfolio Allocator Models and 50%-50% Combination
              Models in the POLARIS PORTFOLIO ALLOCATOR
              PROGRAM and 50%-50% COMBINATION MODEL
              PROGRAM FOR CONTRACTS ISSUED PRIOR TO
              FEBRUARY 6, 2017 APPENDIX I.
 Option 4 At least 50% and up to 100% in one or more of the following:
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
              SA DFA Ultra Short Bond
              Up to 50% in accordance with the requirements outlined in the table below:







   INVESTMENT        INVESTMENT           VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT          AND/OR FIXED ACCOUNTS
 A. BOND, CASH     Minimum 15%     SA Federated Corporate Bond
  AND FIXED        Maximum 50%     SA Goldman Sachs Global Bond
  ACCOUNTS                         SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real ReturnDCA
                                   FIXED ACCOUNTS
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCAFIXED ACCOUNTS
                                   1-Year Fixed (if available)


   INVESTMENT        INVESTMENT           VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT          AND/OR FIXED ACCOUNTS
 B. EQUITY          Minimum 0%     Franklin Allocation VIP Fund
  MAXIMUM          Maximum 35%     Franklin Income VIP Fund
                                   Invesco V.I. American Franchise
                                   Fund
                                   Invesco V.I. Comstock Fund
                                   Invesco V.I. Growth and Income
                                   Fund
                                   Lord Abbett Growth and Income
                                   SA AB Growth
                                   SA AB Small & Mid Cap Value
                                   SA Allocation Balanced
                                   SA Allocation Growth
                                   SA Allocation Moderate Growth
                                   SA Allocation Moderate
                                   SA American Funds Asset
                                   Allocation
                                   SA American Funds Global
                                   Growth
                                   SA American Funds Growth
                                   SA American Funds
                                   Growth-Income
                                   SA Dogs of Wall Street
                                   SA Janus Focused Growth
                                   SA JPMorgan Diversified
                                   Balanced
                                   SA JPMorgan Equity-Income
                                   SA JPMorgan Global Equities
                                   SA Legg Mason BW Large Cap
                                   Value
                                   SA MFS Blue Chip Growth
                                   SA MFS Massachusetts
                                   Investors Trust
                                   SA MFS Total Return
                                   SA Morgan Stanley
                                   International Equities
                                   SA Oppenheimer Main Street
                                   Large Cap
                                   SA PGI Asset Allocation
                                   SA PineBridge High-Yield Bond
                                   SA Putnam International
                                   Growth and Income
                                   SA Templeton Foreign Value
                                   SA Wellington Capital
                                   Appreciation
                                   SA WellsCap Aggressive Growth
 C. LIMITED         Minimum 0%     SA Columbia Technology
  EQUITY            Maximum 5%     SA Fidelity Institutional AM(R)
                                   Real Estate
                                   SA Franklin Small Company
                                   Value
                                   SA Invesco Growth
                                   Opportunities
                                   SA JPMorgan Emerging
                                   Markets
                                   SA JPMorgan Mid-Cap Growth




                                      J-2




         Please forward a copy (without charge) of the Polaris Platinum III Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   ISSUED BY


                        THE UNITED STATES LIFE INSURANCE
                        COMPANY IN THE CITY OF NEW YORK


                               IN CONNECTION WITH


                          FS VARIABLE SEPARATE ACCOUNT

                     POLARIS PLATINUM III VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2019, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                        THE UNITED STATES LIFE INSURANCE
                        COMPANY IN THE CITY OF NEW YORK
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570

                                  MAY 1, 2019

                               TABLE OF CONTENTS



                                                                      Page
                                                                     -----
Separate Account and the Company....................................    3
General Account.....................................................    3
Master-Feeder Structure.............................................    4
Information Regarding the Use of the Volatility Index ("VIX").......    4
Performance Data....................................................    5
Annuity Income Payments.............................................    7
Annuity Unit Values.................................................    7
Taxes...............................................................    9
Broker-Dealer Firms Receiving Revenue Sharing Payments..............   17
Distribution of Contracts...........................................   17
Financial Statements................................................   18

                        SEPARATE ACCOUNT AND THE COMPANY

The United States Life Insurance Company in the City of New York ("US Life" or the "Company") is a stock life insurance company organized under the laws of the State of New York on February 25, 1850. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation, is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contracts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica") merged with the Company. Prior to this date, the contracts were issued by First SunAmerica.

FS Variable Separate Account ("Separate Account") was originally established by First SunAmerica on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account. Prior to December 31, 2011, the Separate Account was a separate account of First SunAmerica. On December 30, 2011, and in conjunction with the merger of US Life and First SunAmerica, the Separate Account was transferred to and became a Separate Account of US Life under New York law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                            MASTER-FEEDER STRUCTURE


The following underlying funds currently do not buy individual securities directly: SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio, SA American Funds Asset Allocation Portfolio, and SA American Funds VCP Managed Allocation Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").


Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

      - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

      - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.


         INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the

VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV - SV - CMF) / (SV)

where:


     SV    =   value of one Accumulation Unit at the start of a 7 day period
     EV    =   value of one Accumulation Unit at the end of the 7 day period
     CMF   =   an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                         365/7
       Effective Yield   =   [(Base Period Return + 1)           - 1]

The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                     n
     P     (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the

AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2019 is the lesser of 100% of includible compensation or $19,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2019 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2019 may not exceed the lesser of $56,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2019 of less than $103,000, your contribution may be fully deductible; if your income is between $103,000 and $123,000, your contribution may be partially deductible and if your income is $123,000 or more, your contribution may not be deductible. If you are single and your income in 2019 is less than $64,000, your contribution may be fully deductible;

if your income is between $64,000 and $74,000, your contribution may be partially deductible and if your income is $74,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2019 is between $193,000 and $203,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2019 is less than: $193,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $122,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2018, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.


  Ameriprise Financial Services, Inc.       M&T Securities, Inc.
  BBVA Compass Investment Solutions, Inc.   MML Investors Services, LLC
  BOSC, Inc.                                Morgan Stanley & Co., Incorporated
  Cetera Advisor Network LLC                NEXT Financial Group, Inc.
  Cetera Advisors LLC                       PNC Investments
  Cetera Financial Specialists LLC          Primerica Financial Services
  Cetera Investment Services LLC            Raymond James & Associates
  Citigroup Global Markets Inc.             Raymond James Financial
  Citizens Securities, Inc.                 RBC Capital Markets Corporation
  CUSO Financial Services, L.P.             Royal Alliance Associates, Inc.
  Edward D. Jones & Co., L.P.               SagePoint Financial, Inc.
  First Allied Securities                   Santander Securities LLC
  FSC Securities Corp.                      Securities America, Inc.
  H.D. Vest Investment Securities           Signator Investors/John Hancock Financial Network
  Infinex Investments, Inc.                 Summit Brokerage Services
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  Janney Montgomery Scott LLC.              UnionBanc Investment Services
  Kestra Investment Services                United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Woodbury Financial Services, Inc.
  LPL Financial Corporation

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for FS Variable Separate Account and The United States Life Insurance Company in the City of New York ("US Life").

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

The following financial statements are included in the Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:



      - The Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York as of December 31, 2018 and for each of the two years in the period ended December 31, 2018.



      - The Audited Statutory Financial Statements of The United States Life Insurance Company in the City of New York as of December 31, 2018 and December 31, 2017 and for each of the three years in the period ended December 31, 2018.

The financial statements of US Life should be considered only as bearing on the ability of US Life to meet its obligation under the contracts.

                                                   FS Variable Separate Account
               The United States Life Insurance Company in the City of New York

                                                                           2018
                                                                  Annual Report
                                                              December 31, 2018

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of The United States Life Insurance Company in the City of New York and the Contract Owners of FS Variable Separate Account.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of FS Variable Separate Account indicated in the table below as of December 31, 2018, and the related statement of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts in the FS Variable Separate Account as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS Asset Allocation     American Funds IS Global Small
  Fund Class 2                           Capitalization Fund Class 4
American Funds IS Asset Allocation
  Fund Class 4                         American Funds IS Growth Fund Class 2
American Funds IS Bond Fund Class 4    American Funds IS Growth Fund Class 4
American Funds IS Capital Income       American Funds IS Growth-Income Fund
  Builder Class 4                        Class 2
American Funds IS Global Bond Fund     American Funds IS Growth-Income Fund
  Class 4                                Class 4
American Funds IS Global Growth Fund   American Funds IS International Fund
  Class 2                                Class 4 (16)
American Funds IS Global Growth Fund   AST SA Wellington Government and
  Class 4                                Quality Bond Portfolio Class 3
AST SA BlackRock Multi-Asset Income    AST SA Wellington Growth Portfolio
  Portfolio Class 3                      Class 1 (1) (17)
AST SA PGI Asset Allocation Portfolio  AST SA Wellington Growth Portfolio
  Class 1                                Class 3 (1) (17)
AST SA PGI Asset Allocation Portfolio  AST SA Wellington Natural Resources
  Class 3                                Portfolio Class 1 (2) (17)
AST SA Wellington Capital              AST SA Wellington Natural Resources
  Appreciation Portfolio Class 1         Portfolio Class 3 (2) (17)
AST SA Wellington Capital              AST SA Wellington Strategic
  Appreciation Portfolio Class 3         Multi-Asset Portfolio Class 3
AST SA Wellington Government and       BlackRock iShares Dynamic Allocation
  Quality Bond Portfolio Class 1         V.I. Fund Class III
BlackRock Global Allocation V.I. Fund  BLK iShares Dynamic Fixed Income VI
  Class III                              Fund Class III (13) (17)
BlackRock iShares Alternative
  Strategies VI Fund Class III (3)     Columbia VP Limited Duration Credit
  (17)                                   Fund Class 2
Columbia Funds Variable Insurance      FTVIP Franklin Rising Dividends VIP
  Trust I (Columbia VP)                  Fund Class 2
Columbia VP Income Opportunities Fund  FTVIP Franklin Strategic Income VIP
  Class 1                                Fund Class 2
Columbia VP Large Cap Growth Fund      FTVIP Templeton Global Bond VIP Fund
  Class 1                                Class 2
FTVIP Franklin Founding Funds          Goldman Sachs VIT Multi-Strategy
  Allocation VIP Fund Class 2            Alternatives Portfolio Advisor Class
                                       Goldman Sachs VIT Strategic Income
FTVIP Franklin Income VIP Fund Class 2   Fund Advisor Class (15) (17)
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2 (9)       Invesco V.I. Comstock Fund Series II
Goldman Sachs VIT Global Trends        Invesco V.I. Equity and Income Fund
  Allocation Fund Service Class (5)      Series II (4)
Goldman Sachs VIT Government Money     Invesco V.I. Growth and Income Fund
  Market Fund Service Class              Series II
Invesco V.I. American Franchise Fund   Lord Abbett Mid Cap Stock Portfolio
  Series II                              Class VC
Invesco V.I. American Value Fund       Lord Abbett Short Duration Income
  Series II (16)                         Portfolio Class VC
Invesco V.I. Balanced-Risk Allocation  Lord Abbett Total Return Portfolio
  Fund Series II                         Class VC (16)
Lord Abbett Bond Debenture Portfolio   PIMCO Emerging Markets Bond Portfolio
  Class VC                               Advisor Class
Lord Abbett Developing Growth
  Portfolio Class VC (16)              PVC SAM Balanced Portfolio Class 2
Lord Abbett Fundamental Equity         PVC SAM Conservative Balanced
  Portfolio Class VC                     Portfolio Class 2
Lord Abbett Growth and Income          PVC SAM Conservative Growth Portfolio
  Portfolio Class VC                     Class 2
Morgan Stanley VIF Global              PVC SAM Flexible Income Portfolio
  Infrastructure Portfolio Class II      Class 2

Neuberger Berman AMT US Equity Index   PVC SAM Strategic Growth Portfolio
  PutWrite Strategy Portfolio            Class 2
PIMCO All Asset Portfolio Advisor
  Class                                PVC Short-Term Income Account Class 2
PIMCO Dynamic Bond Portfolio Advisor
  Class                                PVC SmallCap Account Class 2
PVC Diversified International Account  SST SA Multi-Managed Large Cap Value
  Class 2                                Portfolio Class 3 (16)
                                       SST SA Multi-Managed Mid Cap Growth
PVC Equity Income Account Class 2        Portfolio Class 3
PVC Government & High Quality Bond     SST SA Multi-Managed Mid Cap Value
  Account Class 2                        Portfolio Class 3
                                       SST SA Multi-Managed Small Cap
PVC Income Account Class 2               Portfolio Class 3 (16)
                                       SST SA Putnam Asset Allocation
PVC LargeCap Growth Account Class 2      Diversified Growth Portfolio Class 3
                                       SST SA T. Rowe Price Growth Stock
PVC MidCap Account Class 2               Portfolio Class 3
PVC Principal Capital Appreciation     SST SA Wellington Real Return
  Account Class 2                        Portfolio Class 1 (16)
PVC Real Estate Securities Account     SST SA Wellington Real Return
  Class 2                                Portfolio Class 3
SST SA Allocation Balanced Portfolio   SAST SA JPMorgan Equity-Income
  Class 3                                Portfolio Class 1
SST SA Allocation Growth Portfolio     SAST SA JPMorgan Equity-Income
  Class 3                                Portfolio Class 3
SST SA Allocation Moderate Growth      SAST SA JPMorgan Global Equities
  Portfolio Class 3                      Portfolio Class 1
SST SA Allocation Moderate Portfolio   SAST SA JPMorgan Global Equities
  Class 3                                Portfolio Class 3
SST SA Columbia Focused Growth         SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3 (14) (16)            Portfolio Class 1
SST SA Columbia Focused Value          SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                      Portfolio Class 3
SST SA Multi-Managed Diversified       SAST SA JPMorgan Mid-Cap Growth
  Fixed Income Portfolio Class 3         Portfolio Class 1
SST SA Multi-Managed International     SAST SA JPMorgan Mid-Cap Growth
  Equity Portfolio Class 3               Portfolio Class 3
SST SA Multi-Managed Large Cap Growth  SAST SA Large Cap Growth Index
  Portfolio Class 3                      Portfolio Class 3 (7)
                                       SAST SA Large Cap Index Portfolio
SAST SA AB Growth Portfolio Class 1      Class 3
                                       SAST SA Large Cap Value Index
SAST SA AB Growth Portfolio Class 3      Portfolio Class 3 (7)
SAST SA AB Small & Mid Cap Value       SAST SA Legg Mason BW Large Cap Value
  Portfolio Class 1 (16)                 Portfolio Class 1
SAST SA AB Small & Mid Cap Value       SAST SA Legg Mason BW Large Cap Value
  Portfolio Class 3                      Portfolio Class 3
SAST SA American Funds Asset           SAST SA Legg Mason Tactical
  Allocation Portfolio Class 3           Opportunities Class 3
SAST SA American Funds Global Growth   SAST SA MFS Blue Chip Growth
  Portfolio Class 3                      Portfolio Class 1
SAST SA American Funds Growth          SAST SA MFS Blue Chip Growth
  Portfolio Class 3                      Portfolio Class 3
SAST SA American Funds Growth-Income   SAST SA MFS Massachusetts Investors
  Portfolio Class 3                      Trust Portfolio Class 1
SAST SA American Funds VCP Managed     SAST SA MFS Massachusetts Investors
  Asset Allocation Portfolio Class 3     Trust Portfolio Class 3
SAST SA BlackRock VCP Global Multi     SAST SA MFS Telecom Utility Portfolio
  Asset Portfolio Class 3                Class 1 (10) (17)
SAST SA Boston Company Capital Growth  SAST SA MFS Telecom Utility Portfolio
  Portfolio Class 1 (6) (17)             Class 3 (10) (17)
SAST SA Boston Company Capital Growth  SAST SA MFS Total Return Portfolio
  Portfolio Class 3 (6) (17)             Class 1
SAST SA Columbia Technology Portfolio  SAST SA MFS Total Return Portfolio
  Class 1                                Class 3
SAST SA Columbia Technology Portfolio  SAST SA Mid Cap Index Portfolio
  Class 3                                Class 3
SAST SA DFA Ultra Short Bond           SAST SA Morgan Stanley International
  Portfolio Class 1                      Equities Portfolio Class 1
SAST SA DFA Ultra Short Bond           SAST SA Morgan Stanley International
  Portfolio Class 3                      Equities Portfolio Class 3
SAST SA Dogs of Wall Street Portfolio  SAST SA Oppenheimer Main Street Large
  Class 1                                Cap Portfolio Class 1
SAST SA Dogs of Wall Street Portfolio  SAST SA Oppenheimer Main Street Large
  Class 3                                Cap Portfolio Class 3
SAST SA Emerging Markets Equity Index  SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3 (7)                  Portfolio Class 3
SAST SA Federated Corporate Bond       SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                      Portfolio Class 1
SAST SA Federated Corporate Bond       SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                      Portfolio Class 3
SAST SA Fidelity Institutional AM      SAST SA Putnam International Growth
  Real Estate Portfolio Class 1          and Income Portfolio Class 1
SAST SA Fidelity Institutional AM      SAST SA Putnam International Growth
  Real Estate Portfolio Class 3          and Income Portfolio Class 3
SAST SA Fixed Income Index Portfolio   SAST SA Schroders VCP Global
  Class 3 (8)                            Allocation Portfolio Class 3
SAST SA Fixed Income Intermediate      SAST SA Small Cap Index Portfolio
  Index Portfolio Class 3 (12)           Class 3

SAST SA Franklin Small Company Value   SAST SA T. Rowe Price Asset
  Portfolio Class 3                      Allocation Growth Portfolio Class 3
SAST SA Global Index Allocation 60-40  SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3 (7)                  Portfolio Class 3
SAST SA Global Index Allocation 75-25  SAST SA Templeton Foreign Value
  Portfolio Class 3 (7)                  Portfolio Class 3
SAST SA Global Index Allocation 90-10  SAST SA VCP Dynamic Allocation
  Portfolio Class 3 (7)                  Portfolio Class 3
SAST SA Goldman Sachs Global Bond      SAST SA VCP Dynamic Strategy
  Portfolio Class 1 (7) (16)             Portfolio Class 3
SAST SA Goldman Sachs Global Bond      SAST SA VCP Index Allocation
  Portfolio Class 3 (7)                  Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset      SAST SA WellsCap Aggressive Growth
  Insights Portfolio Class 3             Portfolio Class 1
SAST SA Index Allocation 60-40         SAST SA WellsCap Aggressive Growth
  Portfolio Class 3 (8)                  Portfolio Class 3
SAST SA Index Allocation 80-20         SAST SA WellsCap Fundamental Growth
  Portfolio Class 3 (8)                  Portfolio Class 1 (11) (17)
SAST SA Index Allocation 90-10         SAST SA WellsCap Fundamental Growth
  Portfolio Class 3 (8)                  Portfolio Class 3 (11) (17)
SAST SA International Index Portfolio
  Class 3                              VALIC Company I Nasdaq-100 Index Fund
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                    VALIC Company I Small Cap Index Fund
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                    VALIC Company I Stock Index Fund
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3
SAST SA Janus Focused Growth
  Portfolio Class 1
SAST SA Janus Focused Growth
  Portfolio Class 3
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 1
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 3
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3
VALIC Company I Global Social
  Awareness Fund (16)
VALIC Company I International
  Equities Index Fund
VALIC Company I Mid Cap Index Fund

(1)  The AST SA Wellington Growth Portfolio, in operation for the period
     January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(2) The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(3) For the period January 1, 2017 to December 31, 2017 and January 1, 2018 to August 31, 2018 (cessation of operations).
(4)  For the period October 31, 2017 (commencement of operations) to
     December 31, 2017 and January 1, 2018 to December 31, 2018.
(5)  For the period November 27, 2017 (commencement of operations) to
     December 31, 2017 and January 1, 2018 to December 31, 2018.
(6) The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(7)  For the period May 1, 2018 (commencement of operations) to December 31,
     2018.
(8)  For the period February 3, 2017 (commencement of operations) to
     December 31, 2017 and January 1, 2018 to December 31, 2018.
(9) For the period August 7, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(10) The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(11) The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(12) For the period October 9, 2017 (commencement of operations) to
     December 31, 2017 and January 1, 2018 to December 31, 2018.
(13) For the periods January 1, 2017 to December 31, 2017 and January 1, 2018 to May 25, 2018 (cessation of operations).
(14) The SST SA Columbia Focused Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(15) For the period January 1, 2017 to December 31, 2017 and January 1, 2018 to April 30, 2018 (cessation of operations).
(16) There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.
(17) Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective period presented.

Basis for Opinions

These financial statements are the responsibility of the The United States Life Insurance Company in the City of New York management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts in the FS Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in the FS Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 22, 2019

We have served as the auditor of one or more of the sub-accounts in the AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018


                                                                    Due from
                                                                      (to)                                        Net Assets
                                                                    Company's             Contract   Contract   Attributable to
                                                                     General              Owners-    Owners-       Contract
                                                     Investments at Account,              Annuity  Accumulation      Owner
Sub-accounts                                           Fair Value      Net    Net Assets  Reserves   Reserves      Reserves
------------                                         -------------- --------- ----------- -------- ------------ ---------------
American Funds IS Asset Allocation Fund Class 2       $ 1,862,877      $--    $ 1,862,877 $     -- $ 1,862,877    $ 1,862,877
American Funds IS Asset Allocation Fund Class 4           204,913       --        204,913       --     204,913        204,913
American Funds IS Bond Fund Class 4                        38,014       --         38,014       --      38,014         38,014
American Funds IS Capital Income Builder Class 4          155,822       --        155,822       --     155,822        155,822
American Funds IS Global Bond Fund Class 4                 28,722       --         28,722       --      28,722         28,722
American Funds IS Global Growth Fund Class 2            4,912,786       --      4,912,786       --   4,912,786      4,912,786
American Funds IS Global Growth Fund Class 4              233,769       --        233,769       --     233,769        233,769
American Funds IS Global Small Capitalization Fund
  Class 4                                                   1,690       --          1,690       --       1,690          1,690
American Funds IS Growth Fund Class 2                   5,377,163       --      5,377,163       --   5,377,163      5,377,163
American Funds IS Growth Fund Class 4                      97,042       --         97,042       --      97,042         97,042
American Funds IS Growth-Income Fund Class 2            6,631,844       --      6,631,844       --   6,631,844      6,631,844
American Funds IS Growth-Income Fund Class 4              301,356       --        301,356       --     301,356        301,356
AST SA BlackRock Multi-Asset Income Portfolio
  Class 3                                               2,630,870       --      2,630,870       --   2,630,870      2,630,870
AST SA PGI Asset Allocation Portfolio Class 1           2,514,834       --      2,514,834   54,304   2,460,530      2,514,834
AST SA PGI Asset Allocation Portfolio Class 3           3,212,079       --      3,212,079       --   3,212,079      3,212,079
AST SA Wellington Capital Appreciation Portfolio
  Class 1                                               8,113,652       --      8,113,652  289,052   7,824,600      8,113,652
AST SA Wellington Capital Appreciation Portfolio
  Class 3                                              19,791,603       --     19,791,603    7,360  19,784,243     19,791,603
AST SA Wellington Government and Quality Bond
  Portfolio Class 1                                     2,148,356       --      2,148,356   49,365   2,098,991      2,148,356
AST SA Wellington Government and Quality Bond
  Portfolio Class 3                                    31,444,499       --     31,444,499    1,385  31,443,114     31,444,499
AST SA Wellington Strategic Multi-Asset Portfolio
  Class 3                                               1,746,644       --      1,746,644       --   1,746,644      1,746,644
BlackRock Global Allocation V.I. Fund Class III            82,566       --         82,566       --      82,566         82,566
BlackRock iShares Dynamic Allocation V.I. Fund
  Class III                                                47,886       --         47,886       --      47,886         47,886
Columbia VP Income Opportunities Fund Class 1             100,129       --        100,129       --     100,129        100,129
Columbia VP Large Cap Growth Fund Class 1                 342,444       --        342,444       --     342,444        342,444
Columbia VP Limited Duration Credit Fund Class 2           15,253       --         15,253       --      15,253         15,253
FTVIP Franklin Founding Funds Allocation VIP Fund
  Class 2                                               3,254,315       --      3,254,315       --   3,254,315      3,254,315
FTVIP Franklin Income VIP Fund Class 2                 13,815,275       --     13,815,275       --  13,815,275     13,815,275
FTVIP Franklin Mutual Global Discovery VIP Fund
  Class 2                                                  80,430       --         80,430       --      80,430         80,430
FTVIP Franklin Rising Dividends VIP Fund Class 2            7,573       --          7,573       --       7,573          7,573
FTVIP Franklin Strategic Income VIP Fund Class 2           71,841       --         71,841       --      71,841         71,841
FTVIP Templeton Global Bond VIP Fund Class 2                1,540       --          1,540       --       1,540          1,540
Goldman Sachs VIT Global Trends Allocation Fund
  Service Class                                            36,290       --         36,290       --      36,290         36,290
Goldman Sachs VIT Government Money Market Fund
  Service Class                                         5,636,397       --      5,636,397       --   5,636,397      5,636,397
Goldman Sachs VIT Multi-Strategy Alternatives
  Portfolio Advisor Class                                  55,197       --         55,197       --      55,197         55,197
Invesco V.I. American Franchise Fund Series II          1,155,353       --      1,155,353       --   1,155,353      1,155,353
Invesco V.I. Balanced-Risk Allocation Fund Series II      184,460       --        184,460       --     184,460        184,460
Invesco V.I. Comstock Fund Series II                   13,454,757       --     13,454,757    4,551  13,450,206     13,454,757
Invesco V.I. Equity and Income Fund Series II              24,273       --         24,273       --      24,273         24,273
Invesco V.I. Growth and Income Fund Series II          20,278,452       --     20,278,452    1,597  20,276,855     20,278,452
Lord Abbett Bond Debenture Portfolio Class VC              86,204       --         86,204       --      86,204         86,204
Lord Abbett Fundamental Equity Portfolio Class VC          42,721       --         42,721       --      42,721         42,721
Lord Abbett Growth and Income Portfolio Class VC        8,194,259       --      8,194,259      562   8,193,697      8,194,259
Lord Abbett Mid Cap Stock Portfolio Class VC              189,347       --        189,347       --     189,347        189,347
Lord Abbett Short Duration Income Portfolio Class VC      190,385       --        190,385       --     190,385        190,385
Morgan Stanley VIF Global Infrastructure Portfolio
  Class II                                                 68,290       --         68,290       --      68,290         68,290
Neuberger Berman AMT US Equity Index PutWrite
  Strategy Portfolio                                       37,145       --         37,145       --      37,145         37,145
PIMCO All Asset Portfolio Advisor Class                    12,295       --         12,295       --      12,295         12,295
PIMCO Dynamic Bond Portfolio Advisor Class                 30,824       --         30,824       --      30,824         30,824
PIMCO Emerging Markets Bond Portfolio Advisor Class        28,628       --         28,628       --      28,628         28,628
PVC Diversified International Account Class 2              33,289       --         33,289       --      33,289         33,289
PVC Equity Income Account Class 2                         290,834       --        290,834       --     290,834        290,834
PVC Government & High Quality Bond Account Class 2            577       --            577       --         577            577
PVC Income Account Class 2                                 28,528       --         28,528       --      28,528         28,528
PVC LargeCap Growth Account Class 2                        17,043       --         17,043       --      17,043         17,043
PVC MidCap Account Class 2                                722,912       --        722,912       --     722,912        722,912
PVC Principal Capital Appreciation Account Class 2        151,878       --        151,878       --     151,878        151,878
PVC Real Estate Securities Account Class 2                 12,376       --         12,376       --      12,376         12,376
PVC SAM Balanced Portfolio Class 2                      5,810,029       --      5,810,029   25,951   5,784,078      5,810,029

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

                                                           Due from
                                                             (to)                                         Net Assets
                                                           Company's              Contract   Contract   Attributable to
                                                            General               Owners-    Owners-       Contract
                                            Investments at Account,               Annuity  Accumulation      Owner
Sub-accounts                                  Fair Value      Net     Net Assets  Reserves   Reserves      Reserves
------------                                -------------- --------- ------------ -------- ------------ ---------------
PVC SAM Conservative Balanced Portfolio
  Class 2                                    $     33,979     $--    $     33,979 $     -- $     33,979  $     33,979
PVC SAM Conservative Growth Portfolio
  Class 2                                         611,164      --         611,164       --      611,164       611,164
PVC SAM Flexible Income Portfolio Class 2         101,846      --         101,846   23,685       78,161       101,846
PVC SAM Strategic Growth Portfolio
  Class 2                                         278,903      --         278,903       --      278,903       278,903
PVC Short-Term Income Account Class 2              44,771      --          44,771       --       44,771        44,771
PVC SmallCap Account Class 2                       20,149      --          20,149       --       20,149        20,149
SST SA Allocation Balanced Portfolio
  Class 3                                      13,806,038      --      13,806,038       --   13,806,038    13,806,038
SST SA Allocation Growth Portfolio Class 3      5,527,756      --       5,527,756       --    5,527,756     5,527,756
SST SA Allocation Moderate Growth
  Portfolio Class 3                            11,979,037      --      11,979,037       --   11,979,037    11,979,037
SST SA Allocation Moderate Portfolio
  Class 3                                      12,876,609      --      12,876,609   29,111   12,847,498    12,876,609
SST SA Columbia Focused Value Portfolio
  Class 3                                           4,024      --           4,024       --        4,024         4,024
SST SA Multi-Managed Diversified Fixed
  Income Portfolio Class 3                        137,538      --         137,538       --      137,538       137,538
SST SA Multi-Managed International Equity
  Portfolio Class 3                                49,813      --          49,813       --       49,813        49,813
SST SA Multi-Managed Large Cap Growth
  Portfolio Class 3                                43,760      --          43,760       --       43,760        43,760
SST SA Multi-Managed Mid Cap Growth
  Portfolio Class 3                                 4,304      --           4,304       --        4,304         4,304
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                                26,128      --          26,128       --       26,128        26,128
SST SA Putnam Asset Allocation Diversified
  Growth Portfolio Class 3                      2,984,858      --       2,984,858       --    2,984,858     2,984,858
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                                 3,227      --           3,227       --        3,227         3,227
SST SA Wellington Real Return Portfolio
  Class 3                                      19,529,046      --      19,529,046    5,742   19,523,304    19,529,046
SAST SA AB Growth Portfolio Class 1            15,139,133      --      15,139,133  193,792   14,945,341    15,139,133
SAST SA AB Growth Portfolio Class 3            19,387,214      --      19,387,214    2,485   19,384,729    19,387,214
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                            19,559,676      --      19,559,676   16,615   19,543,061    19,559,676
SAST SA American Funds Asset Allocation
  Portfolio Class 3                            43,833,399      --      43,833,399       --   43,833,399    43,833,399
SAST SA American Funds Global Growth
  Portfolio Class 3                            17,136,822      --      17,136,822    9,189   17,127,633    17,136,822
SAST SA American Funds Growth Portfolio
  Class 3                                      14,981,731      --      14,981,731   21,009   14,960,722    14,981,731
SAST SA American Funds Growth-Income
  Portfolio Class 3                            12,694,173      --      12,694,173    7,447   12,686,726    12,694,173
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3          157,518,393      --     157,518,393       --  157,518,393   157,518,393
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3                      68,112,056      --      68,112,056       --   68,112,056    68,112,056
SAST SA Columbia Technology Portfolio
  Class 1                                         263,340      --         263,340       --      263,340       263,340
SAST SA Columbia Technology Portfolio
  Class 3                                       3,172,378      --       3,172,378       --    3,172,378     3,172,378
SAST SA DFA Ultra Short Bond Portfolio
  Class 1                                       1,183,882      --       1,183,882    4,867    1,179,015     1,183,882
SAST SA DFA Ultra Short Bond Portfolio
  Class 3                                      12,050,565      --      12,050,565  113,318   11,937,247    12,050,565
SAST SA Dogs of Wall Street Portfolio
  Class 1                                       1,026,915      --       1,026,915       --    1,026,915     1,026,915
SAST SA Dogs of Wall Street Portfolio
  Class 3                                       7,361,079      --       7,361,079   13,252    7,347,827     7,361,079
SAST SA Emerging Markets Equity Index
  Portfolio Class 3                                27,006      --          27,006       --       27,006        27,006
SAST SA Federated Corporate Bond
  Portfolio Class 1                             2,040,239      --       2,040,239   22,884    2,017,355     2,040,239
SAST SA Federated Corporate Bond
  Portfolio Class 3                            41,688,620      --      41,688,620   11,571   41,677,049    41,688,620
SAST SA Fidelity Institutional AM Real
  Estate Portfolio Class 1                        987,282      --         987,282       --      987,282       987,282
SAST SA Fidelity Institutional AM Real
  Estate Portfolio Class 3                      9,152,992      --       9,152,992    3,421    9,149,571     9,152,992
SAST SA Fixed Income Index Portfolio
  Class 3                                         554,623      --         554,623       --      554,623       554,623
SAST SA Fixed Income Intermediate Index
  Portfolio Class 3                               493,741      --         493,741       --      493,741       493,741
SAST SA Franklin Small Company Value
  Portfolio Class 3                             8,724,713      --       8,724,713      771    8,723,942     8,724,713
SAST SA Global Index Allocation 60-40
  Portfolio Class 3                               985,395      --         985,395       --      985,395       985,395
SAST SA Global Index Allocation 75-25
  Portfolio Class 3                             1,137,498      --       1,137,498       --    1,137,498     1,137,498
SAST SA Global Index Allocation 90-10
  Portfolio Class 3                             6,034,188      --       6,034,188       --    6,034,188     6,034,188
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                               831,052      --         831,052    6,170      824,882       831,052
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                            19,892,579      --      19,892,579    3,714   19,888,865    19,892,579
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 3                    1,339,509      --       1,339,509       --    1,339,509     1,339,509
SAST SA Index Allocation 60-40 Portfolio
  Class 3                                       9,899,562      --       9,899,562       --    9,899,562     9,899,562
SAST SA Index Allocation 80-20 Portfolio
  Class 3                                      19,612,565      --      19,612,565       --   19,612,565    19,612,565
SAST SA Index Allocation 90-10 Portfolio
  Class 3                                      31,859,841      --      31,859,841       --   31,859,841    31,859,841
SAST SA International Index Portfolio
  Class 3                                         103,157      --         103,157       --      103,157       103,157
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                               258,834      --         258,834    1,431      257,403       258,834
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                             6,872,802      --       6,872,802      960    6,871,842     6,872,802
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                           144,164,689      --     144,164,689       --  144,164,689   144,164,689
SAST SA Janus Focused Growth Portfolio
  Class 3                                       4,787,066      --       4,787,066      355    4,786,711     4,787,066
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 1                             2,172,816      --       2,172,816    8,139    2,164,677     2,172,816

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

                                                          Due from
                                                            (to)                                         Net Assets
                                                          Company's              Contract   Contract   Attributable to
                                                           General               Owners-    Owners-       Contract
                                           Investments at Account,               Annuity  Accumulation      Owner
Sub-accounts                                 Fair Value      Net     Net Assets  Reserves   Reserves      Reserves
------------                               -------------- --------- ------------ -------- ------------ ---------------
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 3                         $ 13,307,811     $--    $ 13,307,811 $     -- $ 13,307,811  $ 13,307,811
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                            1,114,733      --       1,114,733   37,046    1,077,687     1,114,733
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                            6,018,113      --       6,018,113    3,835    6,014,278     6,018,113
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                            6,552,144      --       6,552,144   74,439    6,477,705     6,552,144
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                            9,599,843      --       9,599,843       --    9,599,843     9,599,843
SAST SA JPMorgan Global Equities
  Portfolio Class 1                            1,195,378      --       1,195,378    1,333    1,194,045     1,195,378
SAST SA JPMorgan Global Equities
  Portfolio Class 3                            1,813,763      --       1,813,763       --    1,813,763     1,813,763
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                            1,098,952      --       1,098,952    1,557    1,097,395     1,098,952
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                           46,835,439      --      46,835,439   15,945   46,819,494    46,835,439
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                            1,715,884      --       1,715,884    7,318    1,708,566     1,715,884
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                            7,281,046      --       7,281,046      333    7,280,713     7,281,046
SAST SA Large Cap Growth Index Portfolio
  Class 3                                         63,919      --          63,919       --       63,919        63,919
SAST SA Large Cap Index Portfolio Class 3        825,519      --         825,519       --      825,519       825,519
SAST SA Large Cap Value Index Portfolio
  Class 3                                         87,238      --          87,238       --       87,238        87,238
SAST SA Legg Mason BW Large Cap Value
  Portfolio Class 1                           11,678,242      --      11,678,242  166,878   11,511,364    11,678,242
SAST SA Legg Mason BW Large Cap Value
  Portfolio Class 3                           18,952,460      --      18,952,460    4,559   18,947,901    18,952,460
SAST SA Legg Mason Tactical
  Opportunities Class 3                        1,100,455      --       1,100,455       --    1,100,455     1,100,455
SAST SA MFS Blue Chip Growth Portfolio
  Class 1                                        591,552      --         591,552       --      591,552       591,552
SAST SA MFS Blue Chip Growth Portfolio
  Class 3                                      6,325,775      --       6,325,775      649    6,325,126     6,325,775
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                      2,446,136      --       2,446,136   18,361    2,427,775     2,446,136
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3                     13,883,450      --      13,883,450   11,780   13,871,670    13,883,450
SAST SA MFS Total Return Portfolio
  Class 1                                      2,970,742      --       2,970,742   58,201    2,912,541     2,970,742
SAST SA MFS Total Return Portfolio
  Class 3                                      9,899,956      --       9,899,956    1,700    9,898,256     9,899,956
SAST SA Mid Cap Index Portfolio Class 3           39,350      --          39,350       --       39,350        39,350
SAST SA Morgan Stanley International
  Equities Portfolio Class 1                   1,361,176      --       1,361,176    1,024    1,360,152     1,361,176
SAST SA Morgan Stanley International
  Equities Portfolio Class 3                   6,112,400      --       6,112,400       --    6,112,400     6,112,400
SAST SA Oppenheimer Main Street Large
  Cap Portfolio Class 1                        1,324,896      --       1,324,896   13,752    1,311,144     1,324,896
SAST SA Oppenheimer Main Street Large
  Cap Portfolio Class 3                        3,369,892      --       3,369,892       --    3,369,892     3,369,892
SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3                          112,356,752      --     112,356,752       --  112,356,752   112,356,752
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                            1,789,815      --       1,789,815    9,757    1,780,058     1,789,815
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                            6,832,908      --       6,832,908    1,233    6,831,675     6,832,908
SAST SA Putnam International Growth and
  Income Portfolio Class 1                     1,224,245      --       1,224,245   19,964    1,204,281     1,224,245
SAST SA Putnam International Growth and
  Income Portfolio Class 3                     5,480,428      --       5,480,428       --    5,480,428     5,480,428
SAST SA Schroders VCP Global Allocation
  Portfolio Class 3                           56,978,066      --      56,978,066       --   56,978,066    56,978,066
SAST SA Small Cap Index Portfolio Class 3         35,292      --          35,292       --       35,292        35,292
SAST SA T. Rowe Price Asset Allocation
  Growth Portfolio Class 3                     5,357,074      --       5,357,074       --    5,357,074     5,357,074
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                          106,803,345      --     106,803,345       --  106,803,345   106,803,345
SAST SA Templeton Foreign Value
  Portfolio Class 3                           19,000,017      --      19,000,017    4,514   18,995,503    19,000,017
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                          861,416,090      --     861,416,090       --  861,416,090   861,416,090
SAST SA VCP Dynamic Strategy Portfolio
  Class 3                                    532,859,889      --     532,859,889       --  532,859,889   532,859,889
SAST SA VCP Index Allocation Portfolio
  Class 3                                     18,026,135      --      18,026,135       --   18,026,135    18,026,135
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                            1,284,032      --       1,284,032    5,726    1,278,306     1,284,032
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                            2,519,595      --       2,519,595    5,289    2,514,306     2,519,595
VALIC Company I International Equities
  Index Fund                                     143,905      --         143,905       --      143,905       143,905
VALIC Company I Mid Cap Index Fund               723,112      --         723,112       --      723,112       723,112
VALIC Company I Nasdaq-100 Index Fund            173,603      --         173,603       --      173,603       173,603
VALIC Company I Small Cap Index Fund             206,849      --         206,849       --      206,849       206,849
VALIC Company I Stock Index Fund               1,037,307      --       1,037,307       --    1,037,307     1,037,307

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018

                                                                                 Net Asset
                                                                                 Value per Shares at Fair Cost of Shares
Sub-accounts                                                            Shares     Share       Value           Held      Level*
------------                                                           --------- --------- -------------- -------------- ------
American Funds IS Asset Allocation Fund Class 2                           88,372  $21.08    $ 1,862,877    $ 1,849,401     1
American Funds IS Asset Allocation Fund Class 4                            9,762   20.99        204,913        219,982     1
American Funds IS Bond Fund Class 4                                        3,680   10.33         38,014         40,310     1
American Funds IS Capital Income Builder Class 4                          16,665    9.35        155,822        164,254     1
American Funds IS Global Bond Fund Class 4                                 2,555   11.24         28,722         29,559     1
American Funds IS Global Growth Fund Class 2                             192,658   25.50      4,912,786      4,882,870     1
American Funds IS Global Growth Fund Class 4                               9,207   25.39        233,769        240,151     1
American Funds IS Global Small Capitalization Fund Class 4                    79   21.28          1,690          2,015     1
American Funds IS Growth Fund Class 2                                     77,392   69.48      5,377,163      5,189,754     1
American Funds IS Growth Fund Class 4                                      1,414   68.64         97,042        106,027     1
American Funds IS Growth-Income Fund Class 2                             147,703   44.90      6,631,844      6,478,392     1
American Funds IS Growth-Income Fund Class 4                               6,777   44.47        301,356        300,096     1
AST SA BlackRock Multi-Asset Income Portfolio Class 3                    448,954    5.86      2,630,870      2,869,056     1
AST SA PGI Asset Allocation Portfolio Class 1                            199,749   12.59      2,514,834      2,824,714     1
AST SA PGI Asset Allocation Portfolio Class 3                            257,378   12.48      3,212,079      3,609,505     1
AST SA Wellington Capital Appreciation Portfolio Class 1                 201,331   40.30      8,113,652      8,375,609     1
AST SA Wellington Capital Appreciation Portfolio Class 3                 533,754   37.08     19,791,603     21,420,123     1
AST SA Wellington Government and Quality Bond Portfolio Class 1          145,948   14.72      2,148,356      2,236,628     1
AST SA Wellington Government and Quality Bond Portfolio Class 3        2,141,996   14.68     31,444,499     32,191,821     1
AST SA Wellington Strategic Multi-Asset Portfolio Class 3                246,006    7.10      1,746,644      1,986,201     1
BlackRock Global Allocation V.I. Fund Class III                            6,376   12.95         82,566         90,827     1
BlackRock iShares Dynamic Allocation V.I. Fund Class III                   4,658   10.28         47,886         49,801     1
Columbia VP Income Opportunities Fund Class 1                             14,490    6.91        100,129        115,395     1
Columbia VP Large Cap Growth Fund Class 1                                 21,270   16.10        342,444        269,690     1
Columbia VP Limited Duration Credit Fund Class 2                           1,651    9.24         15,253         15,430     1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2                514,923    6.32      3,254,315      3,635,650     1
FTVIP Franklin Income VIP Fund Class 2                                   937,264   14.74     13,815,275     14,607,769     1
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2                    4,745   16.95         80,430         93,833     1
FTVIP Franklin Rising Dividends VIP Fund Class 2                             302   25.04          7,573          7,762     1
FTVIP Franklin Strategic Income VIP Fund Class 2                           6,988   10.28         71,841         74,014     1
FTVIP Templeton Global Bond VIP Fund Class 2                                  92   16.83          1,540          1,445     1
Goldman Sachs VIT Global Trends Allocation Fund Service Class              3,118   11.64         36,290         39,014     1
Goldman Sachs VIT Government Money Market Fund Service Class           5,636,397    1.00      5,636,397      5,636,397     1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class      6,501    8.49         55,197         60,260     1
Invesco V.I. American Franchise Fund Series II                            21,045   54.90      1,155,353      1,093,386     1
Invesco V.I. Balanced-Risk Allocation Fund Series II                      19,749    9.34        184,460        217,497     1
Invesco V.I. Comstock Fund Series II                                     837,781   16.06     13,454,757     14,229,802     1
Invesco V.I. Equity and Income Fund Series II                              1,513   16.04         24,273         27,805     1
Invesco V.I. Growth and Income Fund Series II                          1,160,094   17.48     20,278,452     24,235,173     1
Lord Abbett Bond Debenture Portfolio Class VC                              7,780   11.08         86,204         96,313     1
Lord Abbett Fundamental Equity Portfolio Class VC                          3,023   14.13         42,721         54,431     1
Lord Abbett Growth and Income Portfolio Class VC                         267,349   30.65      8,194,259      8,108,647     1
Lord Abbett Mid Cap Stock Portfolio Class VC                               9,534   19.86        189,347        196,110     1
Lord Abbett Short Duration Income Portfolio Class VC                      13,551   14.05        190,385        197,849     1
Morgan Stanley VIF Global Infrastructure Portfolio Class II               10,102    6.76         68,290         77,623     1
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio           4,150    8.95         37,145         40,129     1
PIMCO All Asset Portfolio Advisor Class                                    1,223   10.05         12,295         11,331     1
PIMCO Dynamic Bond Portfolio Advisor Class                                 2,978   10.35         30,824         30,781     1
PIMCO Emerging Markets Bond Portfolio Advisor Class                        2,384   12.01         28,628         29,247     1
PVC Diversified International Account Class 2                              2,411   13.81         33,289         39,360     1
PVC Equity Income Account Class 2                                         12,835   22.66        290,834        244,222     1
PVC Government & High Quality Bond Account Class 2                            61    9.46            577            628     1
PVC Income Account Class 2                                                 2,864    9.96         28,528         29,372     1
PVC LargeCap Growth Account Class 2                                          607   28.06         17,043         10,653     1
PVC MidCap Account Class 2                                                15,004   48.18        722,912        678,430     1
PVC Principal Capital Appreciation Account Class 2                         5,937   25.58        151,878        132,363     1
PVC Real Estate Securities Account Class 2                                   691   17.92         12,376         11,167     1
PVC SAM Balanced Portfolio Class 2                                       422,855   13.74      5,810,029      6,515,137     1
PVC SAM Conservative Balanced Portfolio Class 2                            3,115   10.91         33,979         36,403     1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018


                                                                            Net Asset
                                                                            Value per Shares at Fair Cost of Shares
Sub-accounts                                                       Shares     Share       Value           Held      Level*
------------                                                     ---------- --------- -------------- -------------- ------
PVC SAM Conservative Growth Portfolio Class 2                        36,121  $16.92    $    611,164   $    608,563    1
PVC SAM Flexible Income Portfolio Class 2                             8,675   11.74         101,846        107,968    1
PVC SAM Strategic Growth Portfolio Class 2                           15,400   18.11         278,903        305,842    1
PVC Short-Term Income Account Class 2                                17,837    2.51          44,771         44,592    1
PVC SmallCap Account Class 2                                          1,415   14.24          20,149         21,327    1
SST SA Allocation Balanced Portfolio Class 3                      1,534,004    9.00      13,806,038     16,692,301    1
SST SA Allocation Growth Portfolio Class 3                          464,517   11.90       5,527,756      6,246,039    1
SST SA Allocation Moderate Growth Portfolio Class 3               1,304,906    9.18      11,979,037     14,568,892    1
SST SA Allocation Moderate Portfolio Class 3                      1,374,238    9.37      12,876,609     15,208,212    1
SST SA Columbia Focused Value Portfolio Class 3                         253   15.92           4,024          4,580    1
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3      12,302   11.18         137,538        141,726    1
SST SA Multi-Managed International Equity Portfolio Class 3           6,135    8.12          49,813         51,661    1
SST SA Multi-Managed Large Cap Growth Portfolio Class 3               3,662   11.95          43,760         46,982    1
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3                   297   14.48           4,304          4,682    1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3                  1,892   13.81          26,128         33,169    1
SST SA Putnam Asset Allocation Diversified Growth Portfolio
  Class 3                                                           281,590   10.60       2,984,858      3,470,988    1
SST SA T. Rowe Price Growth Stock Portfolio Class 3                     175   18.41           3,227          4,104    1
SST SA Wellington Real Return Portfolio Class 3                   2,111,248    9.25      19,529,046     20,402,334    1
SAST SA AB Growth Portfolio Class 1                                 380,094   39.83      15,139,133     13,872,242    1
SAST SA AB Growth Portfolio Class 3                                 497,236   38.99      19,387,214     19,797,732    1
SAST SA AB Small & Mid Cap Value Portfolio Class 3                1,576,122   12.41      19,559,676     26,594,467    1
SAST SA American Funds Asset Allocation Portfolio Class 3         3,390,054   12.93      43,833,399     48,521,853    1
SAST SA American Funds Global Growth Portfolio Class 3            1,870,832    9.16      17,136,822     22,437,199    1
SAST SA American Funds Growth Portfolio Class 3                   1,621,399    9.24      14,981,731     19,279,687    1
SAST SA American Funds Growth-Income Portfolio Class 3            1,330,626    9.54      12,694,173     16,039,497    1
SAST SA American Funds VCP Managed Asset Allocation Portfolio
  Class 3                                                        12,432,391   12.67     157,518,393    161,014,855    1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3        6,757,148   10.08      68,112,056     73,120,648    1
SAST SA Columbia Technology Portfolio Class 1                        47,363    5.56         263,340        326,177    1
SAST SA Columbia Technology Portfolio Class 3                       601,969    5.27       3,172,378      3,339,088    1
SAST SA DFA Ultra Short Bond Portfolio Class 1                      111,582   10.61       1,183,882      1,178,552    1
SAST SA DFA Ultra Short Bond Portfolio Class 3                    1,159,823   10.39      12,050,565     12,002,759    1
SAST SA Dogs of Wall Street Portfolio Class 1                        82,088   12.51       1,026,915      1,093,522    1
SAST SA Dogs of Wall Street Portfolio Class 3                       594,594   12.38       7,361,079      7,967,410    1
SAST SA Emerging Markets Equity Index Portfolio Class 3               2,121   12.73          27,006         28,797    1
SAST SA Federated Corporate Bond Portfolio Class 1                  164,138   12.43       2,040,239      2,202,717    1
SAST SA Federated Corporate Bond Portfolio Class 3                3,375,597   12.35      41,688,620     45,071,166    1
SAST SA Fidelity Institutional AM Real Estate Portfolio Class 1      87,525   11.28         987,282      1,183,032    1
SAST SA Fidelity Institutional AM Real Estate Portfolio Class 3     820,161   11.16       9,152,992     11,549,979    1
SAST SA Fixed Income Index Portfolio Class 3                         56,193    9.87         554,623        562,125    1
SAST SA Fixed Income Intermediate Index Portfolio Class 3            50,485    9.78         493,741        494,683    1
SAST SA Franklin Small Company Value Portfolio Class 3              502,286   17.37       8,724,713     10,989,323    1
SAST SA Global Index Allocation 60-40 Portfolio Class 3              71,769   13.73         985,395      1,072,361    1
SAST SA Global Index Allocation 75-25 Portfolio Class 3              84,510   13.46       1,137,498      1,251,847    1
SAST SA Global Index Allocation 90-10 Portfolio Class 3             458,525   13.16       6,034,188      6,813,168    1
SAST SA Goldman Sachs Global Bond Portfolio Class 1                  79,223   10.49         831,052        912,867    1
SAST SA Goldman Sachs Global Bond Portfolio Class 3               1,933,195   10.29      19,892,579     21,112,052    1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3        145,599    9.20       1,339,509      1,465,213    1
SAST SA Index Allocation 60-40 Portfolio Class 3                    985,031   10.05       9,899,562     10,759,111    1
SAST SA Index Allocation 80-20 Portfolio Class 3                  1,943,763   10.09      19,612,565     21,606,032    1
SAST SA Index Allocation 90-10 Portfolio Class 3                  3,151,320   10.11      31,859,841     35,617,676    1
SAST SA International Index Portfolio Class 3                        10,657    9.68         103,157        121,369    1
SAST SA Invesco Growth Opportunities Portfolio Class 1               33,099    7.82         258,834        294,147    1
SAST SA Invesco Growth Opportunities Portfolio Class 3              945,365    7.27       6,872,802      7,543,938    1
SAST SA Invesco VCP Equity-Income Portfolio Class 3              12,492,607   11.54     144,164,689    152,786,782    1
SAST SA Janus Focused Growth Portfolio Class 3                      392,382   12.20       4,787,066      4,789,587    1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1             125,307   17.34       2,172,816      2,150,870    1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3             772,811   17.22      13,307,811     15,042,490    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018


                                                                            Net Asset
                                                                            Value per Shares at Fair Cost of Shares
Sub-accounts                                                       Shares     Share       Value           Held      Level*
------------                                                     ---------- --------- -------------- -------------- ------
SAST SA JPMorgan Emerging Markets Portfolio Class 1                 152,703  $ 7.30    $  1,114,733   $  1,045,112    1
SAST SA JPMorgan Emerging Markets Portfolio Class 3                 834,690    7.21       6,018,113      6,240,104    1
SAST SA JPMorgan Equity-Income Portfolio Class 1                    207,807   31.53       6,552,144      5,428,235    1
SAST SA JPMorgan Equity-Income Portfolio Class 3                    306,215   31.35       9,599,843      9,693,530    1
SAST SA JPMorgan Global Equities Portfolio Class 1                   68,621   17.42       1,195,378      1,162,954    1
SAST SA JPMorgan Global Equities Portfolio Class 3                  105,024   17.27       1,813,763      1,746,924    1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                    126,607    8.68       1,098,952      1,177,527    1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                  5,445,981    8.60      46,835,439     48,224,997    1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1                   111,349   15.41       1,715,884      1,597,777    1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                   503,182   14.47       7,281,046      8,042,803    1
SAST SA Large Cap Growth Index Portfolio Class 3                      4,448   14.37          63,919         71,065    1
SAST SA Large Cap Index Portfolio Class 3                            41,235   20.02         825,519        938,903    1
SAST SA Large Cap Value Index Portfolio Class 3                       6,331   13.78          87,238         93,463    1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1             630,234   18.53      11,678,242     13,558,759    1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3           1,028,348   18.43      18,952,460     22,121,870    1
SAST SA Legg Mason Tactical Opportunities Class 3                   115,594    9.52       1,100,455      1,185,943    1
SAST SA MFS Blue Chip Growth Portfolio Class 1                       51,574   11.47         591,552        562,028    1
SAST SA MFS Blue Chip Growth Portfolio Class 3                      557,337   11.35       6,325,775      5,777,460    1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1         118,285   20.68       2,446,136      2,064,277    1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3         674,609   20.58      13,883,450     13,304,160    1
SAST SA MFS Total Return Portfolio Class 1                          175,784   16.90       2,970,742      2,923,754    1
SAST SA MFS Total Return Portfolio Class 3                          587,186   16.86       9,899,956     10,762,816    1
SAST SA Mid Cap Index Portfolio Class 3                               4,146    9.49          39,350         46,867    1
SAST SA Morgan Stanley International Equities Portfolio Class 1     150,573    9.04       1,361,176      1,410,832    1
SAST SA Morgan Stanley International Equities Portfolio Class 3     679,911    8.99       6,112,400      6,330,195    1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1          68,258   19.41       1,324,896        863,653    1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3         174,425   19.32       3,369,892      3,235,451    1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3            11,902,198    9.44     112,356,752    129,165,191    1
SAST SA PineBridge High-Yield Bond Portfolio Class 1                347,537    5.15       1,789,815      2,058,023    1
SAST SA PineBridge High-Yield Bond Portfolio Class 3              1,334,552    5.12       6,832,908      7,638,966    1
SAST SA Putnam International Growth and Income Portfolio
  Class 1                                                           137,247    8.92       1,224,245      1,245,862    1
SAST SA Putnam International Growth and Income Portfolio
  Class 3                                                           612,338    8.95       5,480,428      4,986,789    1
SAST SA Schroders VCP Global Allocation Portfolio Class 3         5,732,200    9.94      56,978,066     63,419,207    1
SAST SA Small Cap Index Portfolio Class 3                             3,695    9.55          35,292         42,564    1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3     558,610    9.59       5,357,074      5,782,780    1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3             10,009,686   10.67     106,803,345    114,271,156    1
SAST SA Templeton Foreign Value Portfolio Class 3                 1,447,069   13.13      19,000,017     21,285,539    1
SAST SA VCP Dynamic Allocation Portfolio Class 3                 76,434,436   11.27     861,416,090    956,067,947    1
SAST SA VCP Dynamic Strategy Portfolio Class 3                   46,537,982   11.45     532,859,889    582,537,733    1
SAST SA VCP Index Allocation Portfolio Class 3                    1,934,135    9.32      18,026,135     20,320,601    1
SAST SA WellsCap Aggressive Growth Portfolio Class 1                 71,975   17.84       1,284,032        962,162    1
SAST SA WellsCap Aggressive Growth Portfolio Class 3                146,573   17.19       2,519,595      2,538,282    1
VALIC Company I International Equities Index Fund                    22,208    6.48         143,905        149,610    1
VALIC Company I Mid Cap Index Fund                                   29,955   24.14         723,112        798,319    1
VALIC Company I Nasdaq-100 Index Fund                                13,648   12.72         173,603        164,007    1
VALIC Company I Small Cap Index Fund                                 10,910   18.96         206,849        211,635    1
VALIC Company I Stock Index Fund                                     28,104   36.91       1,037,307        986,553    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                   American           American  American
                                                                       American    Funds IS  American Funds IS  Funds IS
                                                                       Funds IS     Asset    Funds IS Capital    Global
                                                                        Asset     Allocation   Bond    Income     Bond
                                                                      Allocation     Fund      Fund   Builder     Fund
                                                                     Fund Class 2  Class 4   Class 4  Class 4   Class 4
                                                                     ------------ ---------- -------- --------  --------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                          $   33,232   $  3,043  $   887  $  4,186  $   573
   Mortality and expense risk and administrative charges                 (17,714)    (2,167)    (467)   (1,843)    (351)
                                                                      ----------   --------  -------  --------  -------
   Net investment income (loss)                                           15,518        876      420     2,343      222
   Net realized gain (loss)                                              122,227        226     (134)      190       (6)
   Capital gain distribution from mutual funds                            88,076      7,385       53       363      101
   Change in unrealized appreciation (depreciation) of investments      (334,540)   (21,376)  (1,155)  (16,406)  (1,144)
                                                                      ----------   --------  -------  --------  -------
Increase (decrease) in net assets from operations                       (108,719)   (12,889)    (816)  (13,510)    (827)
                                                                      ----------   --------  -------  --------  -------
From contract transactions:
   Payments received from contract owners                                     --     50,000       --    50,281       --
   Payments for contract benefits or terminations                       (159,910)        --       --    (1,583)      --
   Transfers between sub-accounts (including fixed account), net         (77,011)        --     (427)      (46)      --
   Contract maintenance charges                                          (15,326)      (733)    (195)     (284)    (130)
                                                                      ----------   --------  -------  --------  -------
Increase (decrease) in net assets from contract transactions            (252,247)    49,267     (622)   48,368     (130)
                                                                      ----------   --------  -------  --------  -------
Increase (decrease) in net assets                                       (360,966)    36,378   (1,438)   34,858     (957)
Net assets at beginning of period                                      2,223,843    168,535   39,452   120,964   29,679
                                                                      ----------   --------  -------  --------  -------
Net assets at end of period                                           $1,862,877   $204,913  $38,014  $155,822  $28,722
                                                                      ==========   ========  =======  ========  =======
Beginning units                                                           71,216     13,847    3,873    11,239    2,923
Units issued                                                               3,696      4,119       82     4,659       --
Units redeemed                                                           (11,829)       (60)    (144)     (207)     (13)
                                                                      ----------   --------  -------  --------  -------
Ending units                                                              63,083     17,906    3,811    15,691    2,910
                                                                      ==========   ========  =======  ========  =======
For the Year Ended December 31, 2017
From operations:
   Dividends                                                          $   32,841   $  1,912  $   734  $  2,478  $   108
   Mortality and expense risk and administrative charges                 (18,444)      (895)    (413)   (1,181)    (351)
                                                                      ----------   --------  -------  --------  -------
   Net investment income (loss)                                           14,397      1,017      321     1,297     (243)
   Net realized gain (loss)                                               47,333         88      (16)      359       (5)
   Capital gain distribution from mutual funds                            98,083      2,629      498        --      180
   Change in unrealized appreciation (depreciation) of investments       144,260      5,220     (118)    8,309    1,584
                                                                      ----------   --------  -------  --------  -------
Increase (decrease) in net assets from operations                        304,073      8,954      685     9,965    1,516
                                                                      ----------   --------  -------  --------  -------
From contract transactions:
   Payments received from contract owners                                     --    106,158    4,999    30,416       --
   Payments for contract benefits or terminations                       (118,667)        --       --    (3,535)      --
   Transfers between sub-accounts (including fixed account), net          (6,837)     3,769      582        70       --
   Contract maintenance charges                                          (14,601)      (356)    (177)     (194)    (136)
                                                                      ----------   --------  -------  --------  -------
Increase (decrease) in net assets from contract transactions            (140,105)   109,571    5,404    26,757     (136)
                                                                      ----------   --------  -------  --------  -------
Increase (decrease) in net assets                                        163,968    118,525    6,089    36,722    1,380
Net assets at beginning of period                                      2,059,875     50,010   33,363    84,242   28,299
                                                                      ----------   --------  -------  --------  -------
Net assets at end of period                                           $2,223,843   $168,535  $39,452  $120,964  $29,679
                                                                      ==========   ========  =======  ========  =======
Beginning units                                                           76,030      4,706    3,343     8,704    2,937
Units issued                                                                 325      9,172      548     2,893       --
Units redeemed                                                            (5,139)       (31)     (18)     (358)     (14)
                                                                      ----------   --------  -------  --------  -------
Ending units                                                              71,216     13,847    3,873    11,239    2,923
                                                                      ==========   ========  =======  ========  =======

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                American
                                                                    American    Funds IS     American                 American
                                                                    Funds IS     Global      Funds IS     American    Funds IS
                                                                     Global      Growth    Global Small   Funds IS     Growth
                                                                   Growth Fund    Fund    Capitalization Growth Fund    Fund
                                                                     Class 2    Class 4    Fund Class 4    Class 2    Class 4
                                                                   -----------  --------  -------------- -----------  --------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                       $    37,537  $  1,339      $   --     $    26,588  $    268
   Mortality and expense risk and administrative charges               (77,479)   (3,167)        (14)        (92,724)   (1,250)
                                                                   -----------  --------      ------     -----------  --------
   Net investment income (loss)                                        (39,942)   (1,828)        (14)        (66,136)     (982)
   Net realized gain (loss)                                            216,243       650          (1)        357,389       119
   Capital gain distribution from mutual funds                         406,237    18,282          80         668,623    10,577
   Change in unrealized appreciation (depreciation) of
     investments                                                    (1,124,811)  (43,900)       (325)       (946,453)  (12,203)
                                                                   -----------  --------      ------     -----------  --------
Increase (decrease) in net assets from operations                     (542,273)  (26,796)       (260)         13,423    (2,489)
                                                                   -----------  --------      ------     -----------  --------
From contract transactions:
   Payments received from contract owners                                3,405        --       1,806           3,698     5,418
   Payments for contract benefits or terminations                     (612,466)       --          --        (712,109)       --
   Transfers between sub-accounts (including fixed account), net        31,538       834         150        (664,526)   15,096
   Contract maintenance charges                                        (21,874)   (1,012)         (6)        (22,304)     (292)
                                                                   -----------  --------      ------     -----------  --------
Increase (decrease) in net assets from contract transactions          (599,397)     (178)      1,950      (1,395,241)   20,222
                                                                   -----------  --------      ------     -----------  --------
Increase (decrease) in net assets                                   (1,141,670)  (26,974)      1,690      (1,381,818)   17,733
Net assets at beginning of period                                    6,054,456   260,743          --       6,758,981    79,309
                                                                   -----------  --------      ------     -----------  --------
Net assets at end of period                                        $ 4,912,786  $233,769      $1,690     $ 5,377,163  $ 97,042
                                                                   ===========  ========      ======     ===========  ========
Beginning units                                                        136,091    21,149          --         156,712     5,902
Units issued                                                             5,566       121         167           3,798     1,465
Units redeemed                                                         (18,890)     (128)         --         (34,034)      (21)
                                                                   -----------  --------      ------     -----------  --------
Ending units                                                           122,767    21,142         167         126,476     7,346
                                                                   ===========  ========      ======     ===========  ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                       $    37,767  $  1,381      $   --     $    32,566  $    250
   Mortality and expense risk and administrative charges               (79,279)   (2,667)         --         (95,983)     (214)
                                                                   -----------  --------      ------     -----------  --------
   Net investment income (loss)                                        (41,512)   (1,286)         --         (63,417)       36
   Net realized gain (loss)                                            340,350       394          --         378,836         8
   Capital gain distribution from mutual funds                         177,077     6,677          --         642,754        --
   Change in unrealized appreciation (depreciation) of
     investments                                                     1,074,126    50,640          --         624,762     3,219
                                                                   -----------  --------      ------     -----------  --------
Increase (decrease) in net assets from operations                    1,550,041    56,425          --       1,582,935     3,263
                                                                   -----------  --------      ------     -----------  --------
From contract transactions:
   Payments received from contract owners                                5,286    15,000          --           7,409        --
   Payments for contract benefits or terminations                     (733,389)       --          --        (953,939)       --
   Transfers between sub-accounts (including fixed account), net      (611,364)      336          --        (453,687)   76,079
   Contract maintenance charges                                        (22,993)     (937)         --         (24,468)      (33)
                                                                   -----------  --------      ------     -----------  --------
Increase (decrease) in net assets from contract transactions        (1,362,460)   14,399          --      (1,424,685)   76,046
                                                                   -----------  --------      ------     -----------  --------
Increase (decrease) in net assets                                      187,581    70,824          --         158,250    79,309
Net assets at beginning of period                                    5,866,875   189,919          --       6,600,731        --
                                                                   -----------  --------      ------     -----------  --------
Net assets at end of period                                        $ 6,054,456  $260,743      $   --     $ 6,758,981  $ 79,309
                                                                   ===========  ========      ======     ===========  ========
Beginning units                                                        171,332    19,959          --         193,548        --
Units issued                                                             2,209     1,398          --           2,203     5,905
Units redeemed                                                         (37,450)     (208)         --         (39,039)       (3)
                                                                   -----------  --------      ------     -----------  --------
Ending units                                                           136,091    21,149          --         156,712     5,902
                                                                   ===========  ========      ======     ===========  ========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                             American    AST SA
                                                                 American    Funds IS   BlackRock  AST SA PGI  AST SA PGI
                                                                 Funds IS    Growth-   Multi-Asset   Asset       Asset
                                                                  Growth-     Income     Income    Allocation  Allocation
                                                                Income Fund    Fund     Portfolio  Portfolio   Portfolio
                                                                  Class 2    Class 4     Class 3    Class 1     Class 3
                                                                -----------  --------  ----------- ----------  ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   104,443  $  4,052  $  130,144  $   72,550  $   82,138
   Mortality and expense risk and administrative charges           (106,976)   (3,381)    (25,978)    (44,293)    (51,796)
                                                                -----------  --------  ----------  ----------  ----------
   Net investment income (loss)                                      (2,533)      671     104,166      28,257      30,342
   Net realized gain (loss)                                         427,294       588     (13,842)     19,150      (1,345)
   Capital gain distribution from mutual funds                      545,731    22,487      11,333     136,804     171,079
   Change in unrealized appreciation (depreciation) of
     investments                                                 (1,108,556)  (33,192)   (235,248)   (348,787)   (410,694)
                                                                -----------  --------  ----------  ----------  ----------
Increase (decrease) in net assets from operations                  (138,064)   (9,446)   (133,591)   (164,576)   (210,618)
                                                                -----------  --------  ----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                             6,827        --   1,573,847          --      86,954
   Payments for contract benefits or terminations                  (925,077)       --     (56,231)   (379,976)   (401,699)
   Transfers between sub-accounts (including fixed account),
     net                                                           (625,102)      (82)    305,276     (57,108)     (8,237)
   Contract maintenance charges                                     (24,659)   (1,290)    (17,739)       (697)    (19,191)
                                                                -----------  --------  ----------  ----------  ----------
Increase (decrease) in net assets from contract transactions     (1,568,011)   (1,372)  1,805,153    (437,781)   (342,173)
                                                                -----------  --------  ----------  ----------  ----------
Increase (decrease) in net assets                                (1,706,075)  (10,818)  1,671,562    (602,357)   (552,791)
Net assets at beginning of period                                 8,337,919   312,174     959,308   3,117,191   3,764,870
                                                                -----------  --------  ----------  ----------  ----------
Net assets at end of period                                     $ 6,631,844  $301,356  $2,630,870  $2,514,834  $3,212,079
                                                                ===========  ========  ==========  ==========  ==========
Beginning units                                                     234,473    24,433      80,961      70,678     147,760
Units issued                                                          1,800        22     178,450         156       9,356
Units redeemed                                                      (44,094)     (126)    (23,695)    (10,180)    (20,456)
                                                                -----------  --------  ----------  ----------  ----------
Ending units                                                        192,179    24,329     235,716      60,654     136,660
                                                                ===========  ========  ==========  ==========  ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   111,241  $  3,648  $   15,993  $   92,383  $   88,483
   Mortality and expense risk and administrative charges           (114,115)   (2,441)     (7,252)    (52,014)    (52,944)
                                                                -----------  --------  ----------  ----------  ----------
   Net investment income (loss)                                      (2,874)    1,207       8,741      40,369      35,539
   Net realized gain (loss)                                         414,462       323      (5,833)     61,502      37,495
   Capital gain distribution from mutual funds                      531,020    15,141          --     281,317     293,007
   Change in unrealized appreciation (depreciation) of
     investments                                                    635,175    29,738      18,892       8,590      36,910
                                                                -----------  --------  ----------  ----------  ----------
Increase (decrease) in net assets from operations                 1,577,783    46,409      21,800     391,778     402,951
                                                                -----------  --------  ----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                             7,640    53,080     436,210       5,000     176,649
   Payments for contract benefits or terminations                (1,002,550)       --     (27,961)   (341,847)   (341,280)
   Transfers between sub-accounts (including fixed account),
     net                                                           (690,701)     (906)    214,675    (431,200)     28,705
   Contract maintenance charges                                     (26,465)   (1,075)     (5,182)       (734)    (17,522)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --        --          --      (3,603)         --
                                                                -----------  --------  ----------  ----------  ----------
Increase (decrease) in net assets from contract transactions     (1,712,076)   51,099     617,742    (772,384)   (153,448)
                                                                -----------  --------  ----------  ----------  ----------
Increase (decrease) in net assets                                  (134,293)   97,508     639,542    (380,606)    249,503
Net assets at beginning of period                                 8,472,212   214,666     319,766   3,497,797   3,515,367
                                                                -----------  --------  ----------  ----------  ----------
Net assets at end of period                                     $ 8,337,919  $312,174  $  959,308  $3,117,191  $3,764,870
                                                                ===========  ========  ==========  ==========  ==========
Beginning units                                                     288,014    20,290      28,362      88,858     148,944
Units issued                                                          3,021     4,312      59,556       5,144      55,848
Units redeemed                                                      (56,562)     (169)     (6,957)    (23,324)    (57,032)
                                                                -----------  --------  ----------  ----------  ----------
Ending units                                                        234,473    24,433      80,961      70,678     147,760
                                                                ===========  ========  ==========  ==========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                          AST SA      AST SA
                                                                 AST SA       AST SA    Wellington  Wellington
                                                               Wellington   Wellington  Government  Government      AST SA
                                                                Capital      Capital    and Quality and Quality   Wellington
                                                              Appreciation Appreciation    Bond        Bond         Growth
                                                               Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                                                Class 1      Class 3      Class 1     Class 3      Class 1
                                                              ------------ ------------ ----------- -----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $        --  $        --  $   46,038  $   625,519  $    78,979
   Mortality and expense risk and administrative charges         (145,045)    (356,701)    (34,316)    (508,922)     (41,612)
                                                              -----------  -----------  ----------  -----------  -----------
   Net investment income (loss)                                  (145,045)    (356,701)     11,722      116,597       37,367
   Net realized gain (loss)                                       322,327      884,005     (16,119)    (244,305)    (384,004)
   Capital gain distribution from mutual funds                  1,186,727    2,978,634         779       12,145    1,450,961
   Change in unrealized appreciation (depreciation) of
     investments                                               (1,484,242)  (3,389,745)    (31,128)    (519,101)    (929,613)
                                                              -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from operations                (120,233)     116,193     (34,746)    (634,664)     174,711
                                                              -----------  -----------  ----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           6,099      426,721       4,479      683,128        1,240
   Payments for contract benefits or terminations                (715,311)  (3,343,835)   (267,364)  (4,240,860)    (161,083)
   Transfers between sub-accounts (including fixed
     account), net                                               (131,983)  (2,614,867)    146,951   (1,279,732)  (3,410,660)
   Contract maintenance charges                                    (1,999)    (106,532)       (586)    (279,184)        (675)
   Adjustments to net assets allocated to contracts in
     payout period                                                  3,528          508      (3,250)          10       (3,816)
                                                              -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (839,666)  (5,638,005)   (119,770)  (5,116,638)  (3,574,994)
                                                              -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets                                (959,899)  (5,521,812)   (154,516)  (5,751,302)  (3,400,283)
Net assets at beginning of period                               9,073,551   25,313,415   2,302,872   37,195,801    3,400,283
                                                              -----------  -----------  ----------  -----------  -----------
Net assets at end of period                                   $ 8,113,652  $19,791,603  $2,148,356  $31,444,499  $        --
                                                              ===========  ===========  ==========  ===========  ===========
Beginning units                                                    72,525      529,475     106,872    2,558,786       56,489
Units issued                                                        1,315       56,022       7,854      275,331           38
Units redeemed                                                     (7,490)    (149,407)    (13,552)    (605,553)     (56,527)
                                                              -----------  -----------  ----------  -----------  -----------
Ending units                                                       66,350      436,090     101,174    2,228,564           --
                                                              ===========  ===========  ==========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $        --  $        --  $   43,287  $   590,385  $    37,760
   Mortality and expense risk and administrative charges         (128,811)    (395,252)    (36,291)    (545,505)     (49,342)
                                                              -----------  -----------  ----------  -----------  -----------
   Net investment income (loss)                                  (128,811)    (395,252)      6,996       44,880      (11,582)
   Net realized gain (loss)                                       207,381      501,933     (10,413)     (83,254)      96,944
   Capital gain distribution from mutual funds                    680,986    2,150,881          --           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                1,489,979    4,688,777      36,823      506,477      452,396
                                                              -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from operations               2,249,535    6,946,339      33,406      468,103      537,758
                                                              -----------  -----------  ----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           5,075      216,219         600    4,558,453       20,812
   Payments for contract benefits or terminations                (760,158)  (2,801,166)   (286,663)  (3,326,496)    (209,018)
   Transfers between sub-accounts (including fixed
     account), net                                               (163,341)  (1,263,420)     17,495   (1,054,681)    (108,934)
   Contract maintenance charges                                    (2,223)    (116,611)       (708)    (282,461)        (951)
   Adjustments to net assets allocated to contracts in
     payout period                                                 (5,767)        (381)        441          (85)          39
                                                              -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (926,414)  (3,965,359)   (268,835)    (105,270)    (298,052)
                                                              -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets                               1,323,121    2,980,980    (235,429)     362,833      239,706
Net assets at beginning of period                               7,750,430   22,332,435   2,538,301   36,832,968    3,160,577
                                                              -----------  -----------  ----------  -----------  -----------
Net assets at end of period                                   $ 9,073,551  $25,313,415  $2,302,872  $37,195,801  $ 3,400,283
                                                              ===========  ===========  ==========  ===========  ===========
Beginning units                                                    81,019      586,629     119,432    2,537,271       61,949
Units issued                                                        2,072      183,841       3,730      918,672          890
Units redeemed                                                    (10,566)    (240,995)    (16,290)    (897,157)      (6,350)
                                                              -----------  -----------  ----------  -----------  -----------
Ending units                                                       72,525      529,475     106,872    2,558,786       56,489
                                                              ===========  ===========  ==========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                AST SA       AST SA      AST SA
                                                                   AST SA     Wellington   Wellington  Wellington  BlackRock
                                                                 Wellington    Natural      Natural     Strategic    Global
                                                                   Growth     Resources    Resources   Multi-Asset Allocation
                                                                 Portfolio    Portfolio    Portfolio    Portfolio  V.I. Fund
                                                                  Class 3      Class 1      Class 3      Class 3   Class III
                                                                -----------  -----------  -----------  ----------- ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $    89,637  $    36,630  $   140,858  $   20,162   $    779
   Mortality and expense risk and administrative charges            (63,687)     (11,542)     (47,070)    (27,051)    (1,041)
                                                                -----------  -----------  -----------  ----------   --------
   Net investment income (loss)                                      25,950       25,088       93,788      (6,889)      (262)
   Net realized gain (loss)                                        (488,149)     (20,171)     508,762      18,696        (33)
   Capital gain distribution from mutual funds                    2,064,662           --           --      69,737      3,938
   Change in unrealized appreciation (depreciation) of
     investments                                                 (1,343,654)      27,025     (472,362)   (256,711)   (11,685)
                                                                -----------  -----------  -----------  ----------   --------
Increase (decrease) in net assets from operations                   258,809       31,942      130,188    (175,167)    (8,042)
                                                                -----------  -----------  -----------  ----------   --------
From contract transactions:
   Payments received from contract owners                             7,550           23       71,354     852,824     29,977
   Payments for contract benefits or terminations                  (711,754)    (106,340)    (476,183)    (27,120)      (627)
   Transfers between sub-accounts (including fixed account),
     net                                                         (5,031,936)    (909,861)  (3,657,953)    395,065        512
   Contract maintenance charges                                     (12,328)        (191)     (14,664)    (27,219)       (10)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --           13           --          --         --
                                                                -----------  -----------  -----------  ----------   --------
Increase (decrease) in net assets from contract transactions     (5,748,468)  (1,016,356)  (4,077,446)  1,193,550     29,852
                                                                -----------  -----------  -----------  ----------   --------
Increase (decrease) in net assets                                (5,489,659)    (984,414)  (3,947,258)  1,018,383     21,810
Net assets at beginning of period                                 5,489,659      984,414    3,947,258     728,261     60,756
                                                                -----------  -----------  -----------  ----------   --------
Net assets at end of period                                     $        --  $        --  $        --  $1,746,644   $ 82,566
                                                                ===========  ===========  ===========  ==========   ========
Beginning units                                                     142,258       22,175      238,158      64,125      5,539
Units issued                                                          3,906        1,615       18,948     222,125      2,826
Units redeemed                                                     (146,164)     (23,790)    (257,106)   (117,016)      (177)
                                                                -----------  -----------  -----------  ----------   --------
Ending units                                                             --           --           --     169,234      8,188
                                                                ===========  ===========  ===========  ==========   ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $    50,483  $    23,700  $    88,535  $      625   $    710
   Mortality and expense risk and administrative charges            (84,335)     (13,715)     (61,844)     (1,970)      (674)
                                                                -----------  -----------  -----------  ----------   --------
   Net investment income (loss)                                     (33,852)       9,985       26,691      (1,345)        36
   Net realized gain (loss)                                         256,341      (69,639)    (318,913)      1,080          4
   Capital gain distribution from mutual funds                           --           --           --          --        691
   Change in unrealized appreciation (depreciation) of
     investments                                                    669,127      177,495      777,346      17,163      5,044
                                                                -----------  -----------  -----------  ----------   --------
Increase (decrease) in net assets from operations                   891,616      117,841      485,124      16,898      5,775
                                                                -----------  -----------  -----------  ----------   --------
From contract transactions:
   Payments received from contract owners                            47,159          120       26,688     707,702      7,748
   Payments for contract benefits or terminations                  (559,690)     (33,046)    (719,911)     (5,946)        --
   Transfers between sub-accounts (including fixed account),
     net                                                           (355,633)     (20,545)      51,955       4,069        827
   Contract maintenance charges                                     (18,047)        (358)     (20,722)     (1,338)        --
   Adjustments to net assets allocated to contracts in payout
     period                                                              --           12           --          --         --
                                                                -----------  -----------  -----------  ----------   --------
Increase (decrease) in net assets from contract transactions       (886,211)     (53,817)    (661,990)    704,487      8,575
                                                                -----------  -----------  -----------  ----------   --------
Increase (decrease) in net assets                                     5,405       64,024     (176,866)    721,385     14,350
Net assets at beginning of period                                 5,484,254      920,390    4,124,124       6,876     46,406
                                                                -----------  -----------  -----------  ----------   --------
Net assets at end of period                                     $ 5,489,659  $   984,414  $ 3,947,258  $  728,261   $ 60,756
                                                                ===========  ===========  ===========  ==========   ========
Beginning units                                                     164,474       23,497      271,328         694      4,762
Units issued                                                          4,541          957       76,151      66,139        783
Units redeemed                                                      (26,757)      (2,279)    (109,321)     (2,708)        (6)
                                                                -----------  -----------  -----------  ----------   --------
Ending units                                                        142,258       22,175      238,158      64,125      5,539
                                                                ===========  ===========  ===========  ==========   ========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                               BLK
                                                                      BlackRock  BlackRock   iShares                 Columbia
                                                                       iShares    iShares    Dynamic                 VP Large
                                                                     Alternative  Dynamic     Fixed    Columbia VP     Cap
                                                                     Strategies  Allocation  Income      Income       Growth
                                                                       VI Fund   V.I. Fund   VI Fund  Opportunities    Fund
                                                                      Class III  Class III  Class III Fund Class 1   Class 1
                                                                     ----------- ---------- --------- ------------- ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                          $     --    $   389   $     --    $  5,673    $      --
   Mortality and expense risk and administrative charges                  (838)      (546)      (101)     (1,966)      (6,926)
                                                                      --------    -------   --------    --------    ---------
   Net investment income (loss)                                           (838)      (157)      (101)      3,707       (6,926)
   Net realized gain (loss)                                              6,444         29       (357)     (9,807)      31,697
   Capital gain distribution from mutual funds                              --        684         --          --           --
   Change in unrealized appreciation (depreciation) of investments      (4,274)    (3,855)      (288)       (344)     (40,824)
                                                                      --------    -------   --------    --------    ---------
Increase (decrease) in net assets from operations                        1,332     (3,299)      (746)     (6,444)     (16,053)
                                                                      --------    -------   --------    --------    ---------
From contract transactions:
   Payments received from contract owners                                8,823         --     10,645          --           --
   Payments for contract benefits or terminations                         (619)        --         --     (32,351)     (16,388)
   Transfers between sub-accounts (including fixed account), net       (85,314)    25,609    (42,880)       (640)     (67,598)
   Contract maintenance charges                                             --         --         --        (785)      (1,999)
                                                                      --------    -------   --------    --------    ---------
Increase (decrease) in net assets from contract transactions           (77,110)    25,609    (32,235)    (33,776)     (85,985)
                                                                      --------    -------   --------    --------    ---------
Increase (decrease) in net assets                                      (75,778)    22,310    (32,981)    (40,220)    (102,038)
Net assets at beginning of period                                       75,778     25,576     32,981     140,349      444,482
                                                                      --------    -------   --------    --------    ---------
Net assets at end of period                                           $     --    $47,886   $     --    $100,129    $ 342,444
                                                                      ========    =======   ========    ========    =========
Beginning units                                                          6,830      2,282      3,217       5,497       33,703
Units issued                                                             1,662      2,239      1,058         105        1,334
Units redeemed                                                          (8,492)        --     (4,275)     (1,476)      (7,583)
                                                                      --------    -------   --------    --------    ---------
Ending units                                                                --      4,521         --       4,126       27,454
                                                                      ========    =======   ========    ========    =========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                          $  1,858    $   424   $    590    $  7,132    $      --
   Mortality and expense risk and administrative charges                  (992)      (174)      (337)     (2,029)      (7,134)
                                                                      --------    -------   --------    --------    ---------
   Net investment income (loss)                                            866        250        253       5,103       (7,134)
   Net realized gain (loss)                                                 71         20         24      (1,364)      17,174
   Change in unrealized appreciation (depreciation) of investments       5,388      1,313        441       1,641       94,183
                                                                      --------    -------   --------    --------    ---------
Increase (decrease) in net assets from operations                        6,325      1,583        718       5,380      104,223
                                                                      --------    -------   --------    --------    ---------
From contract transactions:
   Payments received from contract owners                               10,988         --      3,321         (65)          --
   Payments for contract benefits or terminations                         (468)        --       (805)       (634)     (24,859)
   Transfers between sub-accounts (including fixed account), net        14,964     12,773        932      26,341      (51,566)
   Contract maintenance charges                                             (3)        --         --        (825)      (2,182)
                                                                      --------    -------   --------    --------    ---------
Increase (decrease) in net assets from contract transactions            25,481     12,773      3,448      24,817      (78,607)
                                                                      --------    -------   --------    --------    ---------
Increase (decrease) in net assets                                       31,806     14,356      4,166      30,197       25,616
Net assets at beginning of period                                       43,972     11,220     28,815     110,152      418,866
                                                                      --------    -------   --------    --------    ---------
Net assets at end of period                                           $ 75,778    $25,576   $ 32,981    $140,349    $ 444,482
                                                                      ========    =======   ========    ========    =========
Beginning units                                                          4,389      1,152      2,880       4,535       40,064
Units issued                                                             2,498      1,130        416       1,122           31
Units redeemed                                                             (57)        --        (79)       (160)      (6,392)
                                                                      --------    -------   --------    --------    ---------
Ending units                                                             6,830      2,282      3,217       5,497       33,703
                                                                      ========    =======   ========    ========    =========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                     Columbia   FTVIP                    FTVIP
                                                                        VP     Franklin                Franklin    FTVIP
                                                                     Limited   Founding                 Mutual   Franklin
                                                                     Duration   Funds        FTVIP      Global    Rising
                                                                      Credit  Allocation    Franklin   Discovery Dividends
                                                                       Fund    VIP Fund    Income VIP  VIP Fund  VIP Fund
                                                                     Class 2   Class 2    Fund Class 2  Class 2   Class 2
                                                                     -------- ----------  ------------ --------- ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                         $   271  $  112,286  $   724,188  $  2,156   $   103
   Mortality and expense risk and administrative charges                (173)    (55,687)    (218,176)   (1,088)      (98)
                                                                     -------  ----------  -----------  --------   -------
   Net investment income (loss)                                           98      56,599      506,012     1,068         5
   Net realized gain (loss)                                              (18)      7,419       79,571      (107)       36
   Capital gain distribution from mutual funds                            --      87,933           --     1,142       498
   Change in unrealized appreciation (depreciation) of investments      (216)   (554,298)  (1,423,565)  (13,733)   (1,019)
                                                                     -------  ----------  -----------  --------   -------
Increase (decrease) in net assets from operations                       (136)   (402,347)    (837,982)  (11,630)     (480)
                                                                     -------  ----------  -----------  --------   -------
From contract transactions:
   Payments received from contract owners                              4,479     216,568      488,570        --        --
   Payments for contract benefits or terminations                         --    (423,137)  (1,308,094)       --        --
   Transfers between sub-accounts (including fixed account), net        (896)    235,876       37,424    15,040        64
   Contract maintenance charges                                           --     (18,455)     (95,043)     (250)      (74)
                                                                     -------  ----------  -----------  --------   -------
Increase (decrease) in net assets from contract transactions           3,583      10,852     (877,143)   14,790       (10)
                                                                     -------  ----------  -----------  --------   -------
Increase (decrease) in net assets                                      3,447    (391,495)  (1,715,125)    3,160      (490)
Net assets at beginning of period                                     11,806   3,645,810   15,530,400    77,270     8,063
                                                                     -------  ----------  -----------  --------   -------
Net assets at end of period                                          $15,253  $3,254,315  $13,815,275  $ 80,430   $ 7,573
                                                                     =======  ==========  ===========  ========   =======
Beginning units                                                        1,183     256,021    1,026,792     7,242       625
Units issued                                                             522      37,386       73,384     1,375        18
Units redeemed                                                          (159)    (36,915)    (132,912)      (23)      (18)
                                                                     -------  ----------  -----------  --------   -------
Ending units                                                           1,546     256,492      967,264     8,594       625
                                                                     =======  ==========  ===========  ========   =======
For the Year Ended December 31, 2017
From operations:
   Dividends                                                         $   160  $   96,493  $   609,275  $    268   $    86
   Mortality and expense risk and administrative charges                 (98)    (53,932)    (216,805)     (209)      (69)
                                                                     -------  ----------  -----------  --------   -------
   Net investment income (loss)                                           62      42,561      392,470        59        17
   Net realized gain (loss)                                                1       5,455      159,851       (16)       23
   Capital gain distribution from mutual funds                            --     148,747           --       852       205
   Change in unrealized appreciation (depreciation) of investments       (29)    148,660      606,294       330       775
                                                                     -------  ----------  -----------  --------   -------
Increase (decrease) in net assets from operations                         34     345,423    1,158,615     1,225     1,020
                                                                     -------  ----------  -----------  --------   -------
From contract transactions:
   Payments received from contract owners                              3,322     177,260      444,508        --     2,001
   Payments for contract benefits or terminations                         --    (392,352)    (794,450)       --        --
   Transfers between sub-accounts (including fixed account), net       1,089     259,571      373,782    76,078       353
   Contract maintenance charges                                           --     (18,892)     (89,725)      (33)      (48)
                                                                     -------  ----------  -----------  --------   -------
Increase (decrease) in net assets from contract transactions           4,411      25,587      (65,885)   76,045     2,306
                                                                     -------  ----------  -----------  --------   -------
Increase (decrease) in net assets                                      4,445     371,010    1,092,730    77,270     3,326
Net assets at beginning of period                                      7,361   3,274,800   14,437,670        --     4,737
                                                                     -------  ----------  -----------  --------   -------
Net assets at end of period                                          $11,806  $3,645,810  $15,530,400  $ 77,270   $ 8,063
                                                                     =======  ==========  ===========  ========   =======
Beginning units                                                          743     253,987    1,036,403        --       437
Units issued                                                             440      44,633      234,614     7,245       204
Units redeemed                                                            --     (42,599)    (244,225)       (3)      (16)
                                                                     -------  ----------  -----------  --------   -------
Ending units                                                           1,183     256,021    1,026,792     7,242       625
                                                                     =======  ==========  ===========  ========   =======

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                          Goldman
                                                                                           Sachs                    Goldman
                                                                       FTVIP                VIT                    Sachs VIT
                                                                     Franklin    FTVIP     Global      Goldman       Multi-
                                                                     Strategic Templeton   Trends     Sachs VIT     Strategy
                                                                      Income    Global   Allocation  Government   Alternatives
                                                                        VIP    Bond VIP     Fund        Money      Portfolio
                                                                       Fund      Fund     Service    Market Fund    Advisor
                                                                      Class 2   Class 2    Class    Service Class    Class
                                                                     --------- --------- ---------- ------------- ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                          $ 2,112   $   --    $   253    $    65,312    $ 1,327
   Mortality and expense risk and administrative charges                 (705)     (18)      (366)       (64,345)      (773)
                                                                      -------   ------    -------    -----------    -------
   Net investment income (loss)                                         1,407      (18)      (113)           967        554
   Net realized gain (loss)                                                 2        2         (4)            --       (280)
   Capital gain distribution from mutual funds                             --       --        576             --         --
   Change in unrealized appreciation (depreciation) of investments     (3,327)      28     (2,658)            --     (5,252)
                                                                      -------   ------    -------    -----------    -------
Increase (decrease) in net assets from operations                      (1,918)      12     (2,199)           967     (4,978)
                                                                      -------   ------    -------    -----------    -------
From contract transactions:
   Payments received from contract owners                              52,939       --         --      1,571,694      8,823
   Payments for contract benefits or terminations                      (1,921)      --         --     (3,244,910)      (985)
   Transfers between sub-accounts (including fixed account), net       (2,806)      (1)    25,609      5,063,335        454
   Contract maintenance charges                                            (2)     (12)        --        (43,932)        (3)
                                                                      -------   ------    -------    -----------    -------
Increase (decrease) in net assets from contract transactions           48,210      (13)    25,609      3,346,187      8,289
                                                                      -------   ------    -------    -----------    -------
Increase (decrease) in net assets                                      46,292       (1)    23,410      3,347,154      3,311
Net assets at beginning of period                                      25,549    1,541     12,880      2,289,243     51,886
                                                                      -------   ------    -------    -----------    -------
Net assets at end of period                                           $71,841   $1,540    $36,290    $ 5,636,397    $55,197
                                                                      =======   ======    =======    ===========    =======
Beginning units                                                         2,492      160      1,176        233,020      5,605
Units issued                                                            5,191       --      2,327      2,233,856      1,099
Units redeemed                                                           (478)      (1)         1     (1,893,215)      (224)
                                                                      -------   ------    -------    -----------    -------
Ending units                                                            7,205      159      3,504        573,661      6,480
                                                                      =======   ======    =======    ===========    =======
For the Year Ended December 31, 2017
From operations:
   Dividends                                                          $   738   $   --    $    19    $     9,752    $ 1,005
   Mortality and expense risk and administrative charges                 (296)     (18)        (7)       (23,230)      (672)
                                                                      -------   ------    -------    -----------    -------
   Net investment income (loss)                                           442      (18)        12        (13,478)       333
   Net realized gain (loss)                                                15        2         --             --        (53)
   Capital gain distribution from mutual funds                             --        5        161             --         --
   Change in unrealized appreciation (depreciation) of investments        314       22        (66)            --      1,349
                                                                      -------   ------    -------    -----------    -------
Increase (decrease) in net assets from operations                         771       11        107        (13,478)     1,629
                                                                      -------   ------    -------    -----------    -------
From contract transactions:
   Payments received from contract owners                               1,777       --         --      2,355,810         --
   Payments for contract benefits or terminations                          --       --         --     (1,543,989)      (465)
   Transfers between sub-accounts (including fixed account), net          154      250     12,773        779,733     11,086
   Contract maintenance charges                                            --      (13)        --        (17,158)        (3)
                                                                      -------   ------    -------    -----------    -------
Increase (decrease) in net assets from contract transactions            1,931      237     12,773      1,574,396     10,618
                                                                      -------   ------    -------    -----------    -------
Increase (decrease) in net assets                                       2,702      248     12,880      1,560,918     12,247
Net assets at beginning of period                                      22,847    1,293         --        728,325     39,639
                                                                      -------   ------    -------    -----------    -------
Net assets at end of period                                           $25,549   $1,541    $12,880    $ 2,289,243    $51,886
                                                                      =======   ======    =======    ===========    =======
Beginning units                                                         2,304      135         --         73,488      4,440
Units issued                                                              188       26      1,176        563,795      1,216
Units redeemed                                                             --       (1)        --       (404,263)       (51)
                                                                      -------   ------    -------    -----------    -------
Ending units                                                            2,492      160      1,176        233,020      5,605
                                                                      =======   ======    =======    ===========    =======

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                        Goldman                Invesco                   Invesco
                                                                       Sachs VIT                 V.I.                     V.I.
                                                                       Strategic Invesco V.I. Balanced-                  Equity
                                                                        Income     American      Risk                      and
                                                                         Fund     Franchise   Allocation  Invesco V.I.   Income
                                                                        Advisor  Fund Series     Fund       Comstock      Fund
                                                                         Class        II      Series II  Fund Series II Series II
                                                                       --------- ------------ ---------- -------------- ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                           $     19   $       --   $  2,517   $   223,138    $   538
   Mortality and expense risk and administrative charges                    (34)     (20,003)    (1,959)     (226,994)      (325)
                                                                       --------   ----------   --------   -----------    -------
   Net investment income (loss)                                             (15)     (20,003)       558        (3,856)       213
   Net realized gain (loss)                                                (327)      74,227     (1,011)    1,104,919          4
   Capital gain distribution from mutual funds                               --       84,533     17,453     1,534,782      1,195
   Change in unrealized appreciation (depreciation) of investments          302     (206,055)   (33,330)   (4,646,993)    (4,354)
                                                                       --------   ----------   --------   -----------    -------
Increase (decrease) in net assets from operations                           (40)     (67,298)   (16,330)   (2,011,148)    (2,942)
                                                                       --------   ----------   --------   -----------    -------
From contract transactions:
   Payments received from contract owners                                 2,986       75,303     17,646       579,183         --
   Payments for contract benefits or terminations                            --      (65,562)      (630)   (1,768,215)        --
   Transfers between sub-accounts (including fixed account), net        (10,816)     (12,158)   176,817       368,705         (1)
   Contract maintenance charges                                              --       (3,075)        (9)     (111,803)       (94)
   Adjustments to net assets allocated to contracts in payout period         --           --         --           328         --
                                                                       --------   ----------   --------   -----------    -------
Increase (decrease) in net assets from contract transactions             (7,830)      (5,492)   193,824      (931,802)       (95)
                                                                       --------   ----------   --------   -----------    -------
Increase (decrease) in net assets                                        (7,870)     (72,790)   177,494    (2,942,950)    (3,037)
Net assets at beginning of period                                         7,870    1,228,143      6,966    16,397,707     27,310
                                                                       --------   ----------   --------   -----------    -------
Net assets at end of period                                            $     --   $1,155,353   $184,460   $13,454,757    $24,273
                                                                       ========   ==========   ========   ===========    =======
Beginning units                                                             863       55,494        626       772,891      2,323
Units issued                                                                324        5,355     17,503        92,537         --
Units redeemed                                                           (1,187)      (6,280)      (760)     (127,319)        (8)
                                                                       --------   ----------   --------   -----------    -------
Ending units                                                                 --       54,569     17,369       738,109      2,315
                                                                       ========   ==========   ========   ===========    =======
For the Year Ended December 31, 2017
From operations:
   Dividends                                                           $     44   $       --   $    215   $   314,040    $    --
   Mortality and expense risk and administrative charges                    (65)     (18,348)       (98)     (234,161)       (52)
                                                                       --------   ----------   --------   -----------    -------
   Net investment income (loss)                                             (21)     (18,348)       117        79,879        (52)
   Net realized gain (loss)                                                  (2)      40,966        219     1,397,561          1
   Capital gain distribution from mutual funds                               --       95,745        309       687,988         --
   Change in unrealized appreciation (depreciation) of investments         (217)     126,817       (207)      217,045        821
                                                                       --------   ----------   --------   -----------    -------
Increase (decrease) in net assets from operations                          (240)     245,180        438     2,382,473        770
                                                                       --------   ----------   --------   -----------    -------
From contract transactions:
   Payments received from contract owners                                 2,213       22,527      3,875       251,136     26,540
   Payments for contract benefits or terminations                            --      (45,886)    (2,759)   (1,560,185)        --
   Transfers between sub-accounts (including fixed account), net            990       34,317         --      (345,984)        --
   Contract maintenance charges                                              --       (3,088)        (5)     (113,842)        --
   Adjustments to net assets allocated to contracts in payout period         --           --         --            17         --
                                                                       --------   ----------   --------   -----------    -------
Increase (decrease) in net assets from contract transactions              3,203        7,870      1,111    (1,768,858)    26,540
                                                                       --------   ----------   --------   -----------    -------
Increase (decrease) in net assets                                         2,963      253,050      1,549       613,615     27,310
Net assets at beginning of period                                         4,907      975,093      5,417    15,784,092         --
                                                                       --------   ----------   --------   -----------    -------
Net assets at end of period                                            $  7,870   $1,228,143   $  6,966   $16,397,707    $27,310
                                                                       ========   ==========   ========   ===========    =======
Beginning units                                                             520       55,000        548       859,634         --
Units issued                                                                343        4,503        341       118,043      2,323
Units redeemed                                                               --       (4,009)      (263)     (204,786)        --
                                                                       --------   ----------   --------   -----------    -------
Ending units                                                                863       55,494        626       772,891      2,323
                                                                       ========   ==========   ========   ===========    =======

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                  Lord                               Lord
                                                                                 Abbett   Lord Abbett Lord Abbett   Abbett
                                                                   Invesco V.I.   Bond    Fundamental Growth and    Mid Cap
                                                                    Growth and  Debenture   Equity      Income       Stock
                                                                   Income Fund  Portfolio  Portfolio   Portfolio   Portfolio
                                                                    Series II   Class VC   Class VC    Class VC    Class VC
                                                                   ------------ --------- ----------- -----------  ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                       $   417,140   $ 3,912   $    708   $   125,609  $  1,486
   Mortality and expense risk and administrative charges              (360,186)   (1,057)      (457)     (151,186)   (2,314)
                                                                   -----------   -------   --------   -----------  --------
   Net investment income (loss)                                         56,954     2,855        251       (25,577)     (828)
   Net realized gain (loss)                                            560,192        (4)        38       889,237    17,486
   Capital gain distribution from mutual funds                       2,192,870     1,979      7,134       728,718     7,103
   Change in unrealized appreciation (depreciation) of
     investments                                                    (6,180,538)   (9,580)   (11,822)   (2,462,314)  (59,571)
                                                                   -----------   -------   --------   -----------  --------
Increase (decrease) in net assets from operations                   (3,370,522)   (4,750)    (4,399)     (869,936)  (35,810)
                                                                   -----------   -------   --------   -----------  --------
From contract transactions:
   Payments received from contract owners                              250,908        --         --        57,764        97
   Payments for contract benefits or terminations                   (2,998,431)       --         --    (1,435,619)  (31,877)
   Transfers between sub-accounts (including fixed account), net       621,288    10,033     25,608      (568,585)   17,163
   Contract maintenance charges                                       (164,165)     (212)        --       (66,090)     (728)
   Adjustments to net assets allocated to contracts in payout
     period                                                                 13        --         --             5        --
                                                                   -----------   -------   --------   -----------  --------
Increase (decrease) in net assets from contract transactions        (2,290,387)    9,821     25,608    (2,012,525)  (15,345)
                                                                   -----------   -------   --------   -----------  --------
Increase (decrease) in net assets                                   (5,660,909)    5,071     21,209    (2,882,461)  (51,155)
Net assets at beginning of period                                   25,939,361    81,133     21,512    11,076,720   240,502
                                                                   -----------   -------   --------   -----------  --------
Net assets at end of period                                        $20,278,452   $86,204   $ 42,721   $ 8,194,259  $189,347
                                                                   ===========   =======   ========   ===========  ========
Beginning units                                                      1,137,787     7,136      1,708       588,039     9,317
Units issued                                                            96,117       893      2,026        34,274       744
Units redeemed                                                        (179,151)      (26)        --      (138,983)   (1,303)
                                                                   -----------   -------   --------   -----------  --------
Ending units                                                         1,054,753     8,003      3,734       483,330     8,758
                                                                   ===========   =======   ========   ===========  ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                       $   335,825   $ 3,349   $    153   $   144,068  $  1,415
   Mortality and expense risk and administrative charges              (387,109)     (471)       (88)     (169,352)   (1,494)
                                                                   -----------   -------   --------   -----------  --------
   Net investment income (loss)                                        (51,284)    2,878         65       (25,284)      (79)
   Net realized gain (loss)                                            834,077        71          9       865,632     4,819
   Capital gain distribution from mutual funds                       1,080,614       789      1,074     1,066,154    21,406
   Change in unrealized appreciation (depreciation) of
     investments                                                     1,149,052      (824)       (97)     (690,648)  (15,411)
                                                                   -----------   -------   --------   -----------  --------
Increase (decrease) in net assets from operations                    3,012,459     2,914      1,051     1,215,854    10,735
                                                                   -----------   -------   --------   -----------  --------
From contract transactions:
   Payments received from contract owners                              282,520        --         --       133,666    10,232
   Payments for contract benefits or terminations                   (2,913,256)     (918)        --    (1,268,186)   (7,191)
   Transfers between sub-accounts (including fixed account), net      (127,641)   51,329     15,310       (71,174)   77,709
   Contract maintenance charges                                       (172,049)      (68)        --       (72,743)     (497)
   Adjustments to net assets allocated to contracts in payout
     period                                                               (104)       --         --           (36)       --
                                                                   -----------   -------   --------   -----------  --------
Increase (decrease) in net assets from contract transactions        (2,930,530)   50,343     15,310    (1,278,473)   80,253
                                                                   -----------   -------   --------   -----------  --------
Increase (decrease) in net assets                                       81,929    53,257     16,361       (62,619)   90,988
Net assets at beginning of period                                   25,857,432    27,876      5,151    11,139,339   149,514
                                                                   -----------   -------   --------   -----------  --------
Net assets at end of period                                        $25,939,361   $81,133   $ 21,512   $11,076,720  $240,502
                                                                   ===========   =======   ========   ===========  ========
Beginning units                                                      1,263,588     2,592        455       657,268     6,036
Units issued                                                           138,737     4,629      1,253        66,197     3,583
Units redeemed                                                        (264,538)      (85)        --      (135,426)     (302)
                                                                   -----------   -------   --------   -----------  --------
Ending units                                                         1,137,787     7,136      1,708       588,039     9,317
                                                                   ===========   =======   ========   ===========  ========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                              Neuberger
                                                                       Lord                    Berman
                                                                      Abbett       Morgan      AMT US               PIMCO
                                                                       Short    Stanley VIF    Equity     PIMCO    Dynamic
                                                                     Duration      Global       Index   All Asset   Bond
                                                                      Income   Infrastructure PutWrite  Portfolio Portfolio
                                                                     Portfolio   Portfolio    Strategy   Advisor   Advisor
                                                                     Class VC     Class II    Portfolio   Class     Class
                                                                     --------- -------------- --------- --------- ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                         $  6,658     $  2,051     $    --   $   396   $   793
   Mortality and expense risk and administrative charges               (2,490)      (1,093)       (560)     (181)     (404)
                                                                     --------     --------     -------   -------   -------
   Net investment income (loss)                                         4,168          958        (560)      215       389
   Net realized gain (loss)                                              (497)        (503)        (92)       26       (23)
   Capital gain distribution from mutual funds                             --        2,790       1,178        --        --
   Change in unrealized appreciation (depreciation) of investments     (3,872)     (10,246)     (3,757)   (1,133)     (520)
                                                                     --------     --------     -------   -------   -------
Increase (decrease) in net assets from operations                        (201)      (7,001)     (3,231)     (892)     (154)
                                                                     --------     --------     -------   -------   -------
From contract transactions:
   Payments received from contract owners                               6,719           --          --        --     4,585
   Payments for contract benefits or terminations                      (7,621)        (568)       (679)       --      (458)
   Transfers between sub-accounts (including fixed account), net       (2,273)         531         337        (1)     (894)
   Contract maintenance charges                                           (10)          (8)         (3)       --        (2)
                                                                     --------     --------     -------   -------   -------
Increase (decrease) in net assets from contract transactions           (3,185)         (45)       (345)       (1)    3,231
                                                                     --------     --------     -------   -------   -------
Increase (decrease) in net assets                                      (3,386)      (7,046)     (3,576)     (893)    3,077
Net assets at beginning of period                                     193,771       75,336      40,721    13,188    27,747
                                                                     --------     --------     -------   -------   -------
Net assets at end of period                                          $190,385     $ 68,290     $37,145   $12,295   $30,824
                                                                     ========     ========     =======   =======   =======
Beginning units                                                        19,015        7,167       4,223     1,197     2,690
Units issued                                                            1,018          133          93        --       498
Units redeemed                                                         (1,326)        (140)       (125)       --      (185)
                                                                     --------     --------     -------   -------   -------
Ending units                                                           18,707        7,160       4,191     1,197     3,003
                                                                     ========     ========     =======   =======   =======
For the Year Ended December 31, 2017
From operations:
   Dividends                                                         $  6,543     $  1,564     $    --   $   574   $   415
   Mortality and expense risk and administrative charges               (2,413)      (1,001)       (514)     (175)     (353)
                                                                     --------     --------     -------   -------   -------
   Net investment income (loss)                                         4,130          563        (514)      399        62
   Net realized gain (loss)                                               190         (194)        (70)       27        (3)
   Capital gain distribution from mutual funds                             --        3,403          --        --        --
   Change in unrealized appreciation (depreciation) of investments     (2,681)       2,723       2,486       967       754
                                                                     --------     --------     -------   -------   -------
Increase (decrease) in net assets from operations                       1,639        6,495       1,902     1,393       813
                                                                     --------     --------     -------   -------   -------
From contract transactions:
   Payments received from contract owners                             145,491       22,112          --        --        --
   Payments for contract benefits or terminations                          --         (390)       (463)       --      (312)
   Transfers between sub-accounts (including fixed account), net      (57,975)       8,368      10,666        --     7,392
   Contract maintenance charges                                            --           (2)         (3)       --        (2)
                                                                     --------     --------     -------   -------   -------
Increase (decrease) in net assets from contract transactions           87,516       30,088      10,200        --     7,078
                                                                     --------     --------     -------   -------   -------
Increase (decrease) in net assets                                      89,155       36,583      12,102     1,393     7,891
Net assets at beginning of period                                     104,616       38,753      28,619    11,795    19,856
                                                                     --------     --------     -------   -------   -------
Net assets at end of period                                          $193,771     $ 75,336     $40,721   $13,188   $27,747
                                                                     ========     ========     =======   =======   =======
Beginning units                                                        10,357        4,090       3,122     1,197     1,992
Units issued                                                           14,868        3,156       1,150        --       729
Units redeemed                                                         (6,210)         (79)        (49)       --       (31)
                                                                     --------     --------     -------   -------   -------
Ending units                                                           19,015        7,167       4,223     1,197     2,690
                                                                     ========     ========     =======   =======   =======

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                       PIMCO
                                                                     Emerging
                                                                      Markets       PVC         PVC        PVC
                                                                       Bond     Diversified   Equity   Government &    PVC
                                                                     Portfolio International  Income   High Quality  Income
                                                                      Advisor     Account     Account  Bond Account  Account
                                                                       Class      Class 2     Class 2    Class 2     Class 2
                                                                     --------- ------------- --------  ------------ --------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                          $ 1,152    $    778    $  5,627      $ 21     $  1,256
   Mortality and expense risk and administrative charges                 (316)       (660)     (5,325)      (10)        (524)
                                                                      -------    --------    --------      ----     --------
   Net investment income (loss)                                           836         118         302        11          732
   Net realized gain (loss)                                                11        (209)     16,768        --          (32)
   Capital gain distribution from mutual funds                             --          --      19,770        --           --
   Change in unrealized appreciation (depreciation) of investments     (2,582)     (7,875)    (58,088)      (16)      (1,115)
                                                                      -------    --------    --------      ----     --------
Increase (decrease) in net assets from operations                      (1,735)     (7,966)    (21,248)       (5)        (415)
                                                                      -------    --------    --------      ----     --------
From contract transactions:
   Payments received from contract owners                               6,165       2,500       2,500        --           --
   Payments for contract benefits or terminations                          --        (771)    (43,249)       --       (4,555)
   Transfers between sub-accounts (including fixed account), net          (83)         --           1        (1)          28
   Contract maintenance charges                                            --          (1)       (310)       (2)         (85)
                                                                      -------    --------    --------      ----     --------
Increase (decrease) in net assets from contract transactions            6,082       1,728     (41,058)       (3)      (4,612)
                                                                      -------    --------    --------      ----     --------
Increase (decrease) in net assets                                       4,347      (6,238)    (62,306)       (8)      (5,027)
Net assets at beginning of period                                      24,281      39,527     353,140       585       33,555
                                                                      -------    --------    --------      ----     --------
Net assets at end of period                                           $28,628    $ 33,289    $290,834      $577     $ 28,528
                                                                      =======    ========    ========      ====     ========
Beginning units                                                         2,162       4,570      18,928        73        3,261
Units issued                                                              554         281         134        --            3
Units redeemed                                                             (8)        (97)     (2,376)       --         (457)
                                                                      -------    --------    --------      ----     --------
Ending units                                                            2,708       4,754      16,686        73        2,807
                                                                      =======    ========    ========      ====     ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                          $ 1,218    $    723    $  6,554      $ 22     $  1,472
   Mortality and expense risk and administrative charges                 (269)       (700)     (5,268)      (10)        (698)
                                                                      -------    --------    --------      ----     --------
   Net investment income (loss)                                           949          23       1,286        12          774
   Net realized gain (loss)                                               101      (3,145)     13,094        --           75
   Capital gain distribution from mutual funds                             --          --      15,698        --           --
   Change in unrealized appreciation (depreciation) of investments        937      13,904      26,976       (13)         523
                                                                      -------    --------    --------      ----     --------
Increase (decrease) in net assets from operations                       1,987      10,782      57,054        (1)       1,372
                                                                      -------    --------    --------      ----     --------
From contract transactions:
   Payments received from contract owners                                  --       2,500       2,500        --           --
   Payments for contract benefits or terminations                        (925)       (772)    (42,916)       --      (31,436)
   Transfers between sub-accounts (including fixed account), net           --     (62,417)     10,647         1           30
   Contract maintenance charges                                            --          (6)       (451)       (2)        (156)
                                                                      -------    --------    --------      ----     --------
Increase (decrease) in net assets from contract transactions             (925)    (60,695)    (30,220)       (1)     (31,562)
                                                                      -------    --------    --------      ----     --------
Increase (decrease) in net assets                                       1,062     (49,913)     26,834        (2)     (30,190)
Net assets at beginning of period                                      23,219      89,440     326,306       587       63,745
                                                                      -------    --------    --------      ----     --------
Net assets at end of period                                           $24,281    $ 39,527    $353,140      $585     $ 33,555
                                                                      =======    ========    ========      ====     ========
Beginning units                                                         2,244      12,942      20,788        73        6,334
Units issued                                                               --         313         748        --            3
Units redeemed                                                            (82)     (8,685)     (2,608)       --       (3,076)
                                                                      -------    --------    --------      ----     --------
Ending units                                                            2,162       4,570      18,928        73        3,261
                                                                      =======    ========    ========      ====     ========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                               PVC         PVC
                                                                         PVC                Principal      Real
                                                                       LargeCap    PVC       Capital      Estate     PVC SAM
                                                                        Growth   MidCap    Appreciation Securities  Balanced
                                                                       Account   Account     Account     Account    Portfolio
                                                                       Class 2   Class 2     Class 2     Class 2     Class 2
                                                                       -------- ---------  ------------ ---------- -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                           $    19  $     385    $  1,608    $   210   $   182,817
   Mortality and expense risk and administrative charges                  (314)   (14,115)     (2,842)      (200)     (109,542)
                                                                       -------  ---------    --------    -------   -----------
   Net investment income (loss)                                           (295)   (13,730)     (1,234)        10        73,275
   Net realized gain (loss)                                                608     22,670       4,245         65        58,657
   Capital gain distribution from mutual funds                           1,460    108,577       9,128      1,052       310,840
   Change in unrealized appreciation (depreciation) of investments      (3,383)  (180,629)    (20,079)    (1,912)     (872,220)
                                                                       -------  ---------    --------    -------   -----------
Increase (decrease) in net assets from operations                       (1,610)   (63,112)     (7,940)      (785)     (429,448)
                                                                       -------  ---------    --------    -------   -----------
From contract transactions:
   Payments received from contract owners                                   --         --          --         --           (48)
   Payments for contract benefits or terminations                         (796)   (37,513)    (14,377)        --      (687,675)
   Transfers between sub-accounts (including fixed account), net            --    (27,418)        240          2           919
   Contract maintenance charges                                             (5)    (1,058)       (330)        --       (19,249)
   Adjustments to net assets allocated to contracts in payout period        --         --          --         --         2,068
                                                                       -------  ---------    --------    -------   -----------
Increase (decrease) in net assets from contract transactions              (801)   (65,989)    (14,467)         2      (703,985)
                                                                       -------  ---------    --------    -------   -----------
Increase (decrease) in net assets                                       (2,411)  (129,101)    (22,407)      (783)   (1,133,433)
Net assets at beginning of period                                       19,454    852,013     174,285     13,159     6,943,462
                                                                       -------  ---------    --------    -------   -----------
Net assets at end of period                                            $17,043  $ 722,912    $151,878    $12,376   $ 5,810,029
                                                                       =======  =========    ========    =======   ===========
Beginning units                                                          1,413     35,050       7,071        396       439,510
Units issued                                                                --         --          31         --         2,695
Units redeemed                                                             (53)    (2,602)       (605)        --       (47,615)
                                                                       -------  ---------    --------    -------   -----------
Ending units                                                             1,360     32,448       6,497        396       394,590
                                                                       =======  =========    ========    =======   ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                           $    27  $   2,610    $  1,749    $   188   $   130,575
   Mortality and expense risk and administrative charges                  (270)   (13,287)     (2,844)      (196)     (112,474)
                                                                       -------  ---------    --------    -------   -----------
   Net investment income (loss)                                           (243)   (10,677)     (1,095)        (8)       18,101
   Net realized gain (loss)                                                278     19,660       5,866         74         9,757
   Capital gain distribution from mutual funds                              --     52,619          --      1,228       160,851
   Change in unrealized appreciation (depreciation) of investments       4,797    103,652      24,744       (402)      628,908
                                                                       -------  ---------    --------    -------   -----------
Increase (decrease) in net assets from operations                        4,832    165,254      29,515        892       817,617
                                                                       -------  ---------    --------    -------   -----------
From contract transactions:
   Payments for contract benefits or terminations                         (336)   (67,301)    (36,002)        --      (363,465)
   Transfers between sub-accounts (including fixed account), net            --       (608)       (859)        --        18,964
   Contract maintenance charges                                             (4)    (1,367)       (458)        --       (21,615)
   Adjustments to net assets allocated to contracts in payout period        --         --          --         --        (1,549)
                                                                       -------  ---------    --------    -------   -----------
Increase (decrease) in net assets from contract transactions              (340)   (69,276)    (37,319)        --      (367,665)
                                                                       -------  ---------    --------    -------   -----------
Increase (decrease) in net assets                                        4,492     95,978      (7,804)       892       449,952
Net assets at beginning of period                                       14,962    756,035     182,089     12,267     6,493,510
                                                                       -------  ---------    --------    -------   -----------
Net assets at end of period                                            $19,454  $ 852,013    $174,285    $13,159   $ 6,943,462
                                                                       =======  =========    ========    =======   ===========
Beginning units                                                          1,440     38,293       8,744        396       464,048
Units issued                                                                --         --           1         --         1,391
Units redeemed                                                             (27)    (3,243)     (1,674)        --       (25,929)
                                                                       -------  ---------    --------    -------   -----------
Ending units                                                             1,413     35,050       7,071        396       439,510
                                                                       =======  =========    ========    =======   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                       PVC
                                                                         PVC SAM      PVC SAM     PVC SAM   PVC SAM  Short-
                                                                       Conservative Conservative Flexible  Strategic  Term
                                                                         Balanced      Growth     Income    Growth   Income
                                                                        Portfolio    Portfolio   Portfolio Portfolio Account
                                                                         Class 2      Class 2     Class 2   Class 2  Class 2
                                                                       ------------ ------------ --------- --------- -------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                             $ 1,148     $  17,303   $  4,108  $  6,750  $   895
   Mortality and expense risk and administrative charges                    (616)      (10,664)    (1,774)   (4,922)    (707)
                                                                         -------     ---------   --------  --------  -------
   Net investment income (loss)                                              532         6,639      2,334     1,828      188
   Net realized gain (loss)                                                  106         5,233        (49)    5,214       33
   Capital gain distribution from mutual funds                             1,374        33,036      2,637    16,621       --
   Change in unrealized appreciation (depreciation) of investments        (3,954)     (100,169)    (8,952)  (55,466)    (380)
                                                                         -------     ---------   --------  --------  -------
Increase (decrease) in net assets from operations                         (1,942)      (55,261)    (4,030)  (31,803)    (159)
                                                                         -------     ---------   --------  --------  -------
From contract transactions:
   Payments received from contract owners                                     --         2,500         --       (53)      --
   Payments for contract benefits or terminations                           (495)      (18,275)    (5,510)  (19,282)    (496)
   Transfers between sub-accounts (including fixed account), net               1           201         (1)       63     (212)
   Contract maintenance charges                                              (66)       (1,060)      (115)     (448)     (59)
   Adjustments to net assets allocated to contracts in payout period          --            --        804        --       --
                                                                         -------     ---------   --------  --------  -------
Increase (decrease) in net assets from contract transactions                (560)      (16,634)    (4,822)  (19,720)    (767)
                                                                         -------     ---------   --------  --------  -------
Increase (decrease) in net assets                                         (2,502)      (71,895)    (8,852)  (51,523)    (926)
Net assets at beginning of period                                         36,481       683,059    110,698   330,426   45,697
                                                                         -------     ---------   --------  --------  -------
Net assets at end of period                                              $33,979     $ 611,164   $101,846  $278,903  $44,771
                                                                         =======     =========   ========  ========  =======
Beginning units                                                            3,245        39,077      9,290    17,002    6,179
Units issued                                                                  --           154      2,559       401       69
Units redeemed                                                               (38)       (1,106)    (2,958)   (1,425)    (173)
                                                                         -------     ---------   --------  --------  -------
Ending units                                                               3,207        38,125      8,891    15,978    6,075
                                                                         =======     =========   ========  ========  =======
For the Year Ended December 31, 2017
From operations:
   Dividends                                                             $   914     $   9,155   $  3,624  $  4,048  $   802
   Mortality and expense risk and administrative charges                    (615)      (10,434)    (2,054)   (5,054)    (704)
                                                                         -------     ---------   --------  --------  -------
   Net investment income (loss)                                              299        (1,279)     1,570    (1,006)      98
   Net realized gain (loss)                                                  (44)       11,729        899     3,609       27
   Capital gain distribution from mutual funds                               378        14,932        845     9,121       --
   Change in unrealized appreciation (depreciation) of investments         2,582        82,255      4,647    46,648      (27)
                                                                         -------     ---------   --------  --------  -------
Increase (decrease) in net assets from operations                          3,215       107,637      7,961    58,372       98
                                                                         -------     ---------   --------  --------  -------
From contract transactions:
   Payments received from contract owners                                     --         2,500         --        --    1,788
   Payments for contract benefits or terminations                         (9,085)      (71,920)   (41,974)  (23,276)    (251)
   Transfers between sub-accounts (including fixed account), net               1        14,720         --        --      883
   Contract maintenance charges                                              (99)       (1,200)       (89)     (448)     (64)
   Adjustments to net assets allocated to contracts in payout period          --            --       (953)       --       --
                                                                         -------     ---------   --------  --------  -------
Increase (decrease) in net assets from contract transactions              (9,183)      (55,900)   (43,016)  (23,724)   2,356
                                                                         -------     ---------   --------  --------  -------
Increase (decrease) in net assets                                         (5,968)       51,737    (35,055)   34,648    2,454
Net assets at beginning of period                                         42,449       631,322    145,753   295,778   43,243
                                                                         -------     ---------   --------  --------  -------
Net assets at end of period                                              $36,481     $ 683,059   $110,698  $330,426  $45,697
                                                                         =======     =========   ========  ========  =======
Beginning units                                                            4,142        42,467     12,963    18,293    5,854
Units issued                                                                  --         1,026         22        --      368
Units redeemed                                                              (897)       (4,416)    (3,695)   (1,291)     (43)
                                                                         -------     ---------   --------  --------  -------
Ending units                                                               3,245        39,077      9,290    17,002    6,179
                                                                         =======     =========   ========  ========  =======

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                      SST SA
                                                                            SST SA       SST SA     Allocation     SST SA
                                                                  PVC     Allocation   Allocation    Moderate    Allocation
                                                                SmallCap   Balanced      Growth       Growth      Moderate
                                                                Account   Portfolio    Portfolio    Portfolio    Portfolio
                                                                Class 2    Class 3      Class 3      Class 3      Class 3
                                                                -------- -----------  -----------  -----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $    21  $   660,754  $   198,242  $   545,134  $   590,286
   Mortality and expense risk and administrative charges           (377)    (217,116)     (61,980)    (180,595)    (205,834)
                                                                -------  -----------  -----------  -----------  -----------
   Net investment income (loss)                                    (356)     443,638      136,262      364,539      384,452
   Net realized gain (loss)                                         123     (145,332)      44,998      105,794       78,513
   Capital gain distribution from mutual funds                    1,537    1,278,916      421,772    1,512,944    1,404,305
   Change in unrealized appreciation (depreciation) of
     investments                                                 (4,177)  (2,396,613)  (1,101,818)  (2,942,680)  (2,760,812)
                                                                -------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                (2,873)    (819,391)    (498,786)    (959,403)    (893,542)
                                                                -------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                            --    1,078,189    2,148,216    1,872,619    1,298,254
   Payments for contract benefits or terminations                  (420)  (2,194,980)    (102,404)    (844,877)  (1,490,254)
   Transfers between sub-accounts (including fixed account),
     net                                                             14    1,139,020      779,343      377,569      (27,157)
   Contract maintenance charges                                      (2)    (115,438)     (43,241)    (121,265)    (111,091)
   Adjustments to net assets allocated to contracts in payout
     period                                                          --           --           --           --          220
                                                                -------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions       (408)     (93,209)   2,781,914    1,284,046     (330,028)
                                                                -------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                (3,281)    (912,600)   2,283,128      324,643   (1,223,570)
Net assets at beginning of period                                23,430   14,718,638    3,244,628   11,654,394   14,100,179
                                                                -------  -----------  -----------  -----------  -----------
Net assets at end of period                                     $20,149  $13,806,038  $ 5,527,756  $11,979,037  $12,876,609
                                                                =======  ===========  ===========  ===========  ===========
Beginning units                                                   1,752      947,174      188,198      725,496      884,154
Units issued                                                          1      158,154      172,652      143,371      129,535
Units redeemed                                                      (30)    (169,914)     (11,823)     (67,312)    (153,453)
                                                                -------  -----------  -----------  -----------  -----------
Ending units                                                      1,723      935,414      349,027      801,555      860,236
                                                                =======  ===========  ===========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $    33  $   229,379  $    29,874  $   152,726  $   202,328
   Mortality and expense risk and administrative charges           (339)    (217,322)     (38,507)    (153,829)    (216,821)
                                                                -------  -----------  -----------  -----------  -----------
   Net investment income (loss)                                    (306)      12,057       (8,633)      (1,103)     (14,493)
   Net realized gain (loss)                                          28     (456,751)     182,888       68,072      175,620
   Capital gain distribution from mutual funds                       --      475,685       69,594      350,286      301,305
   Change in unrealized appreciation (depreciation) of
     investments                                                  2,575    1,242,605      145,182      868,810    1,119,827
                                                                -------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                 2,297    1,273,596      389,031    1,286,065    1,582,259
                                                                -------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                            --      456,731      905,205    1,470,501      494,219
   Payments for contract benefits or terminations                  (194)  (1,948,135)     (79,808)    (566,298)  (2,176,913)
   Transfers between sub-accounts (including fixed account),
     net                                                             15      263,278     (134,529)     (13,921)     104,589
   Contract maintenance charges                                      (2)    (105,962)     (17,725)     (89,748)    (103,988)
   Adjustments to net assets allocated to contracts in payout
     period                                                          --           --           --           --       (1,733)
                                                                -------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions       (181)  (1,334,088)     673,143      800,534   (1,683,826)
                                                                -------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                 2,116      (60,492)   1,062,174    2,086,599     (101,567)
Net assets at beginning of period                                21,314   14,779,130    2,182,454    9,567,795   14,201,746
                                                                -------  -----------  -----------  -----------  -----------
Net assets at end of period                                     $23,430  $14,718,638  $ 3,244,628  $11,654,394  $14,100,179
                                                                =======  ===========  ===========  ===========  ===========
Beginning units                                                   1,767    1,043,857      148,173      677,696      999,019
Units issued                                                          1      454,600       84,760      201,732      245,799
Units redeemed                                                      (16)    (551,283)     (44,735)    (153,932)    (360,664)
                                                                -------  -----------  -----------  -----------  -----------
Ending units                                                      1,752      947,174      188,198      725,496      884,154
                                                                =======  ===========  ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                 SST SA                   SST SA
                                                                                 Multi-       SST SA      Multi-    SST SA
                                                                      SST SA     Managed      Multi-      Managed   Multi-
                                                                     Columbia  Diversified    Managed      Large    Managed
                                                                      Focused     Fixed    International    Cap     Mid Cap
                                                                       Value     Income       Equity      Growth    Growth
                                                                     Portfolio  Portfolio    Portfolio   Portfolio Portfolio
                                                                      Class 3    Class 3      Class 3     Class 3   Class 3
                                                                     --------- ----------- ------------- --------- ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                          $   147   $  3,578      $ 1,365     $   170   $   --
   Mortality and expense risk and administrative charges                  (50)    (1,535)        (657)       (567)     (53)
                                                                      -------   --------      -------     -------   ------
   Net investment income (loss)                                            97      2,043          708        (397)     (53)
   Net realized gain (loss)                                                 9       (454)         100         666        9
   Capital gain distribution from mutual funds                            426        439           --       7,151      571
   Change in unrealized appreciation (depreciation) of investments     (1,139)    (4,451)      (9,782)     (8,667)    (744)
                                                                      -------   --------      -------     -------   ------
Increase (decrease) in net assets from operations                        (607)    (2,423)      (8,974)     (1,247)    (217)
                                                                      -------   --------      -------     -------   ------
From contract transactions:
   Payments received from contract owners                                  --      2,986        4,479       2,800       --
   Payments for contract benefits or terminations                          --     (2,506)          --          --       --
   Transfers between sub-accounts (including fixed account), net           --     39,862        1,539      (1,152)      --
                                                                      -------   --------      -------     -------   ------
Increase (decrease) in net assets from contract transactions               --     40,342        6,018       1,648       --
                                                                      -------   --------      -------     -------   ------
Increase (decrease) in net assets                                        (607)    37,919       (2,956)        401     (217)
Net assets at beginning of period                                       4,631     99,619       52,769      43,359    4,521
                                                                      -------   --------      -------     -------   ------
Net assets at end of period                                           $ 4,024   $137,538      $49,813     $43,760   $4,304
                                                                      =======   ========      =======     =======   ======
Beginning units                                                           332      9,650        4,648       3,177      337
Units issued                                                               --      5,239          551         342       --
Units redeemed                                                             --     (1,268)          (7)       (211)      --
                                                                      -------   --------      -------     -------   ------
Ending units                                                              332     13,621        5,192       3,308      337
                                                                      =======   ========      =======     =======   ======
For the Year Ended December 31, 2017
From operations:
   Dividends                                                          $    59   $  1,908      $   952     $   110   $   --
   Mortality and expense risk and administrative charges                  (42)      (989)        (513)       (446)     (42)
                                                                      -------   --------      -------     -------   ------
   Net investment income (loss)                                            17        919          439        (336)     (42)
   Net realized gain (loss)                                                 5         36          290         182        5
   Capital gain distribution from mutual funds                            125        200           --       2,550      396
   Change in unrealized appreciation (depreciation) of investments        587        614        8,702       4,998      453
                                                                      -------   --------      -------     -------   ------
Increase (decrease) in net assets from operations                         734      1,769        9,431       7,394      812
                                                                      -------   --------      -------     -------   ------
From contract transactions:
   Payments received from contract owners                                  --     11,799       17,055      26,701       --
   Payments for contract benefits or terminations                          --     (1,304)        (948)         --       --
   Transfers between sub-accounts (including fixed account), net        1,268     49,795         (845)     (1,942)   1,270
   Contract maintenance charges                                            --         (4)          --          --       --
                                                                      -------   --------      -------     -------   ------
Increase (decrease) in net assets from contract transactions            1,268     60,286       15,262      24,759    1,270
                                                                      -------   --------      -------     -------   ------
Increase (decrease) in net assets                                       2,002     62,055       24,693      32,153    2,082
Net assets at beginning of period                                       2,629     37,564       28,076      11,206    2,439
                                                                      -------   --------      -------     -------   ------
Net assets at end of period                                           $ 4,631   $ 99,619      $52,769     $43,359   $4,521
                                                                      =======   ========      =======     =======   ======
Beginning units                                                           226      3,702        3,097       1,071      226
Units issued                                                              106      6,076        1,718       2,257      111
Units redeemed                                                             --       (128)        (167)       (151)      --
                                                                      -------   --------      -------     -------   ------
Ending units                                                              332      9,650        4,648       3,177      337
                                                                      =======   ========      =======     =======   ======

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                   SST SA
                                                                        SST SA     Putnam     SST SA
                                                                        Multi-      Asset     T. Rowe
                                                                        Managed  Allocation    Price     SST SA
                                                                        Mid Cap  Diversified  Growth   Wellington    SAST SA AB
                                                                         Value     Growth      Stock   Real Return     Growth
                                                                       Portfolio  Portfolio  Portfolio  Portfolio    Portfolio
                                                                        Class 3    Class 3    Class 3    Class 3      Class 1
                                                                       --------- ----------- --------- -----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                            $   196  $   57,735   $    --  $   700,569  $       413
   Mortality and expense risk and administrative charges                   (330)    (34,888)      (61)    (309,874)    (170,688)
                                                                        -------  ----------   -------  -----------  -----------
   Net investment income (loss)                                            (134)     22,847       (61)     390,695     (170,275)
   Net realized gain (loss)                                                 (35)    (21,942)       (1)    (255,886)     608,053
   Capital gain distribution from mutual funds                            2,010     119,290       900           --    1,224,060
   Change in unrealized appreciation (depreciation) of investments       (5,756)   (448,076)     (940)    (492,273)  (1,953,584)
                                                                        -------  ----------   -------  -----------  -----------
Increase (decrease) in net assets from operations                        (3,915)   (327,881)     (102)    (357,464)    (291,746)
                                                                        -------  ----------   -------  -----------  -----------
From contract transactions:
   Payments received from contract owners                                    --   1,650,652        --      667,214       23,031
   Payments for contract benefits or terminations                            --     (56,919)       --   (2,063,948)    (898,953)
   Transfers between sub-accounts (including fixed account), net             --     238,535        (1)    (481,029)   6,693,360
   Contract maintenance charges                                              --     (34,501)       (5)    (212,021)      (3,671)
   Adjustments to net assets allocated to contracts in payout period         --          --        --           17       13,622
                                                                        -------  ----------   -------  -----------  -----------
Increase (decrease) in net assets from contract transactions                 --   1,797,767        (6)  (2,089,767)   5,827,389
                                                                        -------  ----------   -------  -----------  -----------
Increase (decrease) in net assets                                        (3,915)  1,469,886      (108)  (2,447,231)   5,535,643
Net assets at beginning of period                                        30,043   1,514,972     3,335   21,976,277    9,603,490
                                                                        -------  ----------   -------  -----------  -----------
Net assets at end of period                                             $26,128  $2,984,858   $ 3,227  $19,529,046  $15,139,133
                                                                        =======  ==========   =======  ===========  ===========
Beginning units                                                           2,406     124,538       258    1,931,497      120,117
Units issued                                                                 --     170,985        --      235,471       82,175
Units redeemed                                                               --     (23,076)       --     (421,274)     (14,377)
                                                                        -------  ----------   -------  -----------  -----------
Ending units                                                              2,406     272,447       258    1,745,694      187,915
                                                                        =======  ==========   =======  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                            $   308  $   18,397   $    --  $   467,904  $     3,352
   Mortality and expense risk and administrative charges                   (317)     (5,203)      (97)    (307,731)    (140,172)
                                                                        -------  ----------   -------  -----------  -----------
   Net investment income (loss)                                              (9)     13,194       (97)     160,173     (136,820)
   Net realized gain (loss)                                                (106)      2,094       (63)    (166,138)     584,169
   Capital gain distribution from mutual funds                            3,677      96,754       765           --      644,139
   Change in unrealized appreciation (depreciation) of investments         (426)    (36,837)      925      101,810    1,307,815
                                                                        -------  ----------   -------  -----------  -----------
Increase (decrease) in net assets from operations                         3,136      75,205     1,530       95,845    2,399,303
                                                                        -------  ----------   -------  -----------  -----------
From contract transactions:
   Payments received from contract owners                                    --   1,364,724        --    1,770,683       31,500
   Payments for contract benefits or terminations                          (985)     (9,775)   (3,091)  (1,657,954)  (1,215,207)
   Transfers between sub-accounts (including fixed account), net          1,269      63,719        --    1,822,469       29,246
   Contract maintenance charges                                              --      (3,913)       (5)    (194,483)      (3,274)
   Adjustments to net assets allocated to contracts in payout period         --          --        --         (153)     (10,446)
                                                                        -------  ----------   -------  -----------  -----------
Increase (decrease) in net assets from contract transactions                284   1,414,755    (3,096)   1,740,562   (1,168,181)
                                                                        -------  ----------   -------  -----------  -----------
Increase (decrease) in net assets                                         3,420   1,489,960    (1,566)   1,836,407    1,231,122
Net assets at beginning of period                                        26,623      25,012     4,901   20,139,870    8,372,368
                                                                        -------  ----------   -------  -----------  -----------
Net assets at end of period                                             $30,043  $1,514,972   $ 3,335  $21,976,277  $ 9,603,490
                                                                        =======  ==========   =======  ===========  ===========
Beginning units                                                           2,375       2,425       495    1,783,541      136,149
Units issued                                                                110     127,825        --      626,159        2,898
Units redeemed                                                              (79)     (5,712)     (237)    (478,203)     (18,930)
                                                                        -------  ----------   -------  -----------  -----------
Ending units                                                              2,406     124,538       258    1,931,497      120,117
                                                                        =======  ==========   =======  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                          SAST SA      SAST SA
                                                                           SAST SA AB    American      American     SAST SA
                                                               SAST SA AB  Small & Mid  Funds Asset  Funds Global   American
                                                                 Growth     Cap Value   Allocation      Growth    Funds Growth
                                                               Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                                Class 3      Class 3      Class 3      Class 3      Class 3
                                                              -----------  -----------  -----------  ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $        --  $    71,442  $ 1,130,218  $   220,780  $   152,726
   Mortality and expense risk and administrative charges         (161,050)    (353,782)    (485,851)    (308,998)    (270,340)
                                                              -----------  -----------  -----------  -----------  -----------
   Net investment income (loss)                                  (161,050)    (282,340)     644,367      (88,218)    (117,614)
   Net realized gain (loss)                                       757,291     (114,132)     230,919      590,039      534,775
   Capital gain distribution from mutual funds                  1,045,434    4,954,654    2,406,236    3,891,094    4,762,642
   Change in unrealized appreciation (depreciation) of
     investments                                               (2,428,969)  (8,205,374)  (6,130,316)  (6,299,749)  (5,342,287)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                (787,294)  (3,647,192)  (2,848,794)  (1,906,834)    (162,484)
                                                              -----------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                          35,524      259,074   19,228,850      231,463    1,088,361
   Payments for contract benefits or terminations                (983,983)  (2,698,645)  (1,351,437)  (2,521,152)  (2,056,140)
   Transfers between sub-accounts (including fixed
     account), net                                             13,466,839    1,316,993    2,488,815      154,902     (536,134)
   Contract maintenance charges                                   (35,421)    (153,925)    (369,673)    (149,489)     (88,823)
   Adjustments to net assets allocated to contracts in
     payout period                                                      4          167           --          814          563
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   12,482,963   (1,276,336)  19,996,555   (2,283,462)  (1,592,173)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                              11,695,669   (4,923,528)  17,147,761   (4,190,296)  (1,754,657)
Net assets at beginning of period                               7,691,545   24,483,204   26,685,638   21,327,118   16,736,388
                                                              -----------  -----------  -----------  -----------  -----------
Net assets at end of period                                   $19,387,214  $19,559,676  $43,833,399  $17,136,822  $14,981,731
                                                              ===========  ===========  ===========  ===========  ===========
Beginning units                                                   165,672      862,289    1,486,611    1,030,416      777,619
Units issued                                                      316,102      122,109    1,274,306       88,415      102,718
Units redeemed                                                    (43,058)    (145,464)    (169,819)    (192,709)    (169,897)
                                                              -----------  -----------  -----------  -----------  -----------
Ending units                                                      438,716      838,934    2,591,098      926,122      710,440
                                                              ===========  ===========  ===========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $        --  $    33,244  $   159,220  $   190,207  $    72,755
   Mortality and expense risk and administrative charges         (111,765)    (368,615)    (224,752)    (324,965)    (250,797)
                                                              -----------  -----------  -----------  -----------  -----------
   Net investment income (loss)                                  (111,765)    (335,371)     (65,532)    (134,758)    (178,042)
   Net realized gain (loss)                                       678,305      585,672      304,235      807,605      680,973
   Capital gain distribution from mutual funds                    529,525    2,238,919      355,165    2,023,977    1,788,877
   Change in unrealized appreciation (depreciation) of
     investments                                                  796,837       53,771    1,410,059    2,683,550    1,416,811
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations               1,892,902    2,542,991    2,003,927    5,380,374    3,708,619
                                                              -----------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                         161,299      326,799   14,199,952      230,378      525,111
   Payments for contract benefits or terminations                (782,480)  (2,448,610)  (1,211,365)  (1,946,164)  (1,437,611)
   Transfers between sub-accounts (including fixed
     account), net                                               (179,922)     254,055    1,726,463   (2,120,066)    (817,258)
   Contract maintenance charges                                   (21,458)    (159,995)    (126,834)    (155,453)     (86,983)
   Adjustments to net assets allocated to contracts in
     payout period                                                     --           39           --         (552)        (106)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (822,561)  (2,027,712)  14,588,216   (3,991,857)  (1,816,847)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                               1,070,341      515,279   16,592,143    1,388,517    1,891,772
Net assets at beginning of period                               6,621,204   23,967,925   10,093,495   19,938,601   14,844,616
                                                              -----------  -----------  -----------  -----------  -----------
Net assets at end of period                                   $ 7,691,545  $24,483,204  $26,685,638  $21,327,118  $16,736,388
                                                              ===========  ===========  ===========  ===========  ===========
Beginning units                                                   173,463      926,388      647,533    1,245,290      869,856
Units issued                                                       31,328      140,690    1,020,527       98,190       91,427
Units redeemed                                                    (39,119)    (204,789)    (181,449)    (313,064)    (183,664)
                                                              -----------  -----------  -----------  -----------  -----------
Ending units                                                      165,672      862,289    1,486,611    1,030,416      777,619
                                                              ===========  ===========  ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                SAST SA       SAST SA                   SAST SA     SAST SA
                                                               American      American       SAST SA     Boston      Boston
                                                                 Funds       Funds VCP     BlackRock    Company     Company
                                                                Growth-    Managed Asset  VCP Global    Capital     Capital
                                                                Income      Allocation    Multi Asset   Growth      Growth
                                                               Portfolio     Portfolio     Portfolio   Portfolio   Portfolio
                                                                Class 3       Class 3       Class 3     Class 1     Class 3
                                                              -----------  ------------- ------------  ---------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $   373,399  $  2,524,470  $    777,333  $   2,300  $     5,516
   Mortality and expense risk and administrative charges         (218,392)   (2,283,635)     (970,800)    (3,634)     (30,106)
                                                              -----------  ------------  ------------  ---------  -----------
   Net investment income (loss)                                   155,007       240,835      (193,467)    (1,334)     (24,590)
   Net realized gain (loss)                                       277,236     1,353,580       293,369     35,793      361,038
   Capital gain distribution from mutual funds                  3,175,410     8,444,991     5,129,265    129,826      885,712
   Change in unrealized appreciation (depreciation) of
     investments                                               (3,970,978)  (21,037,450)  (10,421,915)  (128,071)    (917,928)
                                                              -----------  ------------  ------------  ---------  -----------
Increase (decrease) in net assets from operations                (363,325)  (10,998,044)   (5,192,748)    36,214      304,232
                                                              -----------  ------------  ------------  ---------  -----------
From contract transactions:
   Payments received from contract owners                       1,062,098    20,342,595     8,485,154         --       11,820
   Payments for contract benefits or terminations              (2,105,237)   (7,126,577)   (2,697,694)   (12,504)    (376,081)
   Transfers between sub-accounts (including fixed
     account), net                                             (1,177,273)    4,005,405     1,110,613   (303,971)  (2,505,314)
   Contract maintenance charges                                   (65,509)   (1,745,291)     (763,668)       (53)     (12,933)
   Adjustments to net assets allocated to contracts in
     payout period                                                    427            --            --         14           --
                                                              -----------  ------------  ------------  ---------  -----------
Increase (decrease) in net assets from contract transactions   (2,285,494)   15,476,132     6,134,405   (316,514)  (2,882,508)
                                                              -----------  ------------  ------------  ---------  -----------
Increase (decrease) in net assets                              (2,648,819)    4,478,088       941,657   (280,300)  (2,578,276)
Net assets at beginning of period                              15,342,992   153,040,305    67,170,399    280,300    2,578,276
                                                              -----------  ------------  ------------  ---------  -----------
Net assets at end of period                                   $12,694,173  $157,518,393  $ 68,112,056  $      --  $        --
                                                              ===========  ============  ============  =========  ===========
Beginning units                                                   785,082    10,950,021     5,847,458     19,664      172,710
Units issued                                                      134,160     2,258,010     1,125,731      1,696        2,924
Units redeemed                                                   (233,408)   (1,166,504)     (595,660)   (21,360)    (175,634)
                                                              -----------  ------------  ------------  ---------  -----------
Ending units                                                      685,834    12,041,527     6,377,529         --           --
                                                              ===========  ============  ============  =========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $   230,662  $  1,039,702  $      6,751  $     856  $     2,217
   Mortality and expense risk and administrative charges         (218,508)   (1,899,601)     (769,286)    (4,184)     (41,023)
                                                              -----------  ------------  ------------  ---------  -----------
   Net investment income (loss)                                    12,154      (859,899)     (762,535)    (3,328)     (38,806)
   Net realized gain (loss)                                       619,044       732,457       182,332     16,344      307,600
   Capital gain distribution from mutual funds                  1,780,930     2,825,071       215,865      2,751       25,517
   Change in unrealized appreciation (depreciation) of
     investments                                                  260,639    13,133,981     5,757,646     38,530      220,789
                                                              -----------  ------------  ------------  ---------  -----------
Increase (decrease) in net assets from operations               2,672,767    15,831,610     5,393,308     54,297      515,100
                                                              -----------  ------------  ------------  ---------  -----------
From contract transactions:
   Payments received from contract owners                       1,202,263    17,198,311    12,688,081         --       50,413
   Payments for contract benefits or terminations              (1,236,877)   (4,583,303)   (1,871,176)   (20,046)    (326,616)
   Transfers between sub-accounts (including fixed
     account), net                                               (167,833)   14,013,860    11,079,590     (3,635)    (213,424)
   Contract maintenance charges                                   (67,762)   (1,427,781)     (641,270)       (69)     (19,249)
   Adjustments to net assets allocated to contracts in
     payout period                                                   (113)           --            --         13           --
                                                              -----------  ------------  ------------  ---------  -----------
Increase (decrease) in net assets from contract transactions     (270,322)   25,201,087    21,255,225    (23,737)    (508,876)
                                                              -----------  ------------  ------------  ---------  -----------
Increase (decrease) in net assets                               2,402,445    41,032,697    26,648,533     30,560        6,224
Net assets at beginning of period                              12,940,547   112,007,608    40,521,866    249,740    2,572,052
                                                              -----------  ------------  ------------  ---------  -----------
Net assets at end of period                                   $15,342,992  $153,040,305  $ 67,170,399  $ 280,300  $ 2,578,276
                                                              ===========  ============  ============  =========  ===========
Beginning units                                                   797,506     9,046,744     3,899,036     21,362      213,109
Units issued                                                      136,093     2,579,737     2,339,776         18       12,909
Units redeemed                                                   (148,517)     (676,460)     (391,354)    (1,716)     (53,308)
                                                              -----------  ------------  ------------  ---------  -----------
Ending units                                                      785,082    10,950,021     5,847,458     19,664      172,710
                                                              ===========  ============  ============  =========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA     SAST SA     SAST SA      SAST SA      SAST SA
                                                                 Columbia    Columbia   DFA Ultra    DFA Ultra   Dogs of Wall
                                                                Technology  Technology  Short Bond   Short Bond     Street
                                                                Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                                                                 Class 1     Class 3     Class 1      Class 3      Class 1
                                                                ---------- -----------  ----------  -----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $      --  $        --  $   13,187  $   100,195   $   27,010
   Mortality and expense risk and administrative charges           (5,261)     (53,073)    (18,143)    (172,943)     (19,156)
                                                                ---------  -----------  ----------  -----------   ----------
   Net investment income (loss)                                    (5,261)     (53,073)     (4,956)     (72,748)       7,854
   Net realized gain (loss)                                        85,394      234,085        (132)      13,868      159,950
   Capital gain distribution from mutual funds                     40,486      517,194          --           --      127,807
   Change in unrealized appreciation (depreciation) of
     investments                                                 (153,317)  (1,069,492)      5,042       30,929     (311,448)
                                                                ---------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets from operations                 (32,698)    (371,286)        (46)     (27,951)     (15,837)
                                                                ---------  -----------  ----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                              50      182,506       1,100    1,371,768           --
   Payments for contract benefits or terminations                 (20,783)    (373,391)   (107,905)  (3,032,404)    (252,835)
   Transfers between sub-accounts (including fixed account),
     net                                                           (6,222)     570,414      69,661      969,478     (124,264)
   Contract maintenance charges                                       (52)      (8,775)       (919)     (97,750)        (299)
   Adjustments to net assets allocated to contracts in payout
     period                                                            --           --         108            3           --
                                                                ---------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets from contract transactions      (27,007)     370,754     (37,955)    (788,905)    (377,398)
                                                                ---------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets                                 (59,705)        (532)    (38,001)    (816,856)    (393,235)
Net assets at beginning of period                                 323,045    3,172,910   1,221,883   12,867,421    1,420,150
                                                                ---------  -----------  ----------  -----------   ----------
Net assets at end of period                                     $ 263,340  $ 3,172,378  $1,183,882  $12,050,565   $1,026,915
                                                                =========  ===========  ==========  ===========   ==========
Beginning units                                                    52,906      279,806     102,824    1,352,882       45,832
Units issued                                                       20,355       74,439       6,105      724,792          133
Units redeemed                                                    (25,583)     (53,509)     (9,308)    (818,788)     (12,211)
                                                                ---------  -----------  ----------  -----------   ----------
Ending units                                                       47,678      300,736      99,621    1,258,886       33,754
                                                                =========  ===========  ==========  ===========   ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $      --  $        --  $    3,915  $     3,724   $   31,041
   Mortality and expense risk and administrative charges           (4,582)     (46,701)    (18,823)    (168,442)     (20,239)
                                                                ---------  -----------  ----------  -----------   ----------
   Net investment income (loss)                                    (4,582)     (46,701)    (14,908)    (164,718)      10,802
   Net realized gain (loss)                                        35,540      408,919        (563)      (9,215)     137,188
   Capital gain distribution from mutual funds                     40,217      388,316          --           --      107,572
   Change in unrealized appreciation (depreciation) of
     investments                                                    8,473       83,709       5,474       58,150      (42,829)
                                                                ---------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets from operations                  79,648      834,243      (9,997)    (115,783)     212,733
                                                                ---------  -----------  ----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                             160       98,745       1,025    1,178,291           --
   Payments for contract benefits or terminations                 (14,131)    (465,939)    (83,306)  (1,130,013)    (127,886)
   Transfers between sub-accounts (including fixed account),
     net                                                           31,046      108,124      13,351    1,659,181        2,715
   Contract maintenance charges                                       (60)      (9,032)       (978)     (91,100)        (362)
   Adjustments to net assets allocated to contracts in payout
     period                                                            --           --         111           12           --
                                                                ---------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets from contract transactions       17,015     (268,102)    (69,797)   1,616,371     (125,533)
                                                                ---------  -----------  ----------  -----------   ----------
Increase (decrease) in net assets                                  96,663      566,141     (79,794)   1,500,588       87,200
Net assets at beginning of period                                 226,382    2,606,769   1,301,677   11,366,833    1,332,950
                                                                ---------  -----------  ----------  -----------   ----------
Net assets at end of period                                     $ 323,045  $ 3,172,910  $1,221,883  $12,867,421   $1,420,150
                                                                =========  ===========  ==========  ===========   ==========
Beginning units                                                    49,368      336,672     108,656    1,162,071       50,344
Units issued                                                       11,858       35,501       1,429      490,800        4,134
Units redeemed                                                     (8,320)     (92,367)     (7,261)    (299,989)      (8,646)
                                                                ---------  -----------  ----------  -----------   ----------
Ending units                                                       52,906      279,806     102,824    1,352,882       45,832
                                                                =========  ===========  ==========  ===========   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                              SAST SA                              SAST SA
                                                                             Emerging    SAST SA     SAST SA      Fidelity
                                                                  SAST SA     Markets   Federated   Federated   Institutional
                                                                Dogs of Wall  Equity    Corporate   Corporate      AM Real
                                                                   Street      Index      Bond        Bond         Estate
                                                                 Portfolio   Portfolio  Portfolio   Portfolio     Portfolio
                                                                  Class 3     Class 3    Class 1     Class 3       Class 1
                                                                ------------ --------- ----------  -----------  -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   175,152   $   334  $   90,253  $ 1,853,657   $   26,196
   Mortality and expense risk and administrative charges           (120,867)      (81)    (33,958)    (679,014)     (16,475)
                                                                -----------   -------  ----------  -----------   ----------
   Net investment income (loss)                                      54,285       253      56,295    1,174,643        9,721
   Net realized gain (loss)                                         202,990       (33)     26,267     (450,067)      28,659
   Capital gain distribution from mutual funds                      926,928        --      16,404      359,448       73,292
   Change in unrealized appreciation (depreciation) of
     investments                                                 (1,323,027)   (1,791)   (196,046)  (3,252,886)    (214,943)
                                                                -----------   -------  ----------  -----------   ----------
Increase (decrease) in net assets from operations                  (138,824)   (1,571)    (97,080)  (2,168,862)    (103,271)
                                                                -----------   -------  ----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                           110,021    28,877       7,912    1,494,490           --
   Payments for contract benefits or terminations                  (836,625)       --    (273,075)  (5,311,090)     (34,874)
   Transfers between sub-accounts (including fixed account),
     net                                                           (206,289)     (300)    126,615   (1,734,947)    (177,807)
   Contract maintenance charges                                     (30,749)       --        (496)    (414,772)        (237)
   Adjustments to net assets allocated to contracts in payout
     period                                                               1        --       1,385           14           --
                                                                -----------   -------  ----------  -----------   ----------
Increase (decrease) in net assets from contract transactions       (963,641)   28,577    (137,659)  (5,966,305)    (212,918)
                                                                -----------   -------  ----------  -----------   ----------
Increase (decrease) in net assets                                (1,102,465)   27,006    (234,739)  (8,135,167)    (316,189)
Net assets at beginning of period                                 8,463,544        --   2,274,978   49,823,787    1,303,471
                                                                -----------   -------  ----------  -----------   ----------
Net assets at end of period                                     $ 7,361,079   $27,006  $2,040,239  $41,688,620   $  987,282
                                                                ===========   =======  ==========  ===========   ==========
Beginning units                                                     332,992        --      72,713    2,552,285       34,738
Units issued                                                         25,145     3,208       5,721      324,772           78
Units redeemed                                                      (58,553)      (35)    (10,278)    (624,139)      (6,255)
                                                                -----------   -------  ----------  -----------   ----------
Ending units                                                        299,584     3,173      68,156    2,252,918       28,561
                                                                ===========   =======  ==========  ===========   ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   170,909   $    --  $  101,543  $ 2,096,639   $   41,683
   Mortality and expense risk and administrative charges           (116,627)       --     (36,600)    (717,785)     (22,293)
                                                                -----------   -------  ----------  -----------   ----------
   Net investment income (loss)                                      54,282        --      64,943    1,378,854       19,390
   Net realized gain (loss)                                         315,423        --      78,527      225,673       80,237
   Capital gain distribution from mutual funds                      653,001        --      10,331      225,038      194,786
   Change in unrealized appreciation (depreciation) of
     investments                                                    204,472        --     (33,402)     451,120     (237,642)
                                                                -----------   -------  ----------  -----------   ----------
Increase (decrease) in net assets from operations                 1,227,178        --     120,399    2,280,685       56,771
                                                                -----------   -------  ----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                           609,222        --       6,369    2,897,088           --
   Payments for contract benefits or terminations                  (702,856)       --    (551,567)  (4,538,322)    (243,348)
   Transfers between sub-accounts (including fixed account),
     net                                                            458,749        --     159,044    3,147,834      (39,253)
   Contract maintenance charges                                     (31,480)       --        (553)    (423,384)        (258)
   Adjustments to net assets allocated to contracts in payout
     period                                                               1        --       1,369         (121)          --
                                                                -----------   -------  ----------  -----------   ----------
Increase (decrease) in net assets from contract transactions        333,636        --    (385,338)   1,083,095     (282,859)
                                                                -----------   -------  ----------  -----------   ----------
Increase (decrease) in net assets                                 1,560,814        --    (264,939)   3,363,780     (226,088)
Net assets at beginning of period                                 6,902,730        --   2,539,917   46,460,007    1,529,559
                                                                -----------   -------  ----------  -----------   ----------
Net assets at end of period                                     $ 8,463,544   $    --  $2,274,978  $49,823,787   $1,303,471
                                                                ===========   =======  ==========  ===========   ==========
Beginning units                                                     308,818        --      85,268    2,452,999       42,312
Units issued                                                         87,314        --       7,003      677,777          383
Units redeemed                                                      (63,140)       --     (19,558)    (578,491)      (7,957)
                                                                -----------   -------  ----------  -----------   ----------
Ending units                                                        332,992        --      72,713    2,552,285       34,738
                                                                ===========   =======  ==========  ===========   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                   SAST SA                SAST SA      SAST SA
                                                                  Fidelity     SAST SA     Fixed      Franklin      SAST SA
                                                                Institutional   Fixed      Income       Small     Global Index
                                                                   AM Real     Income   Intermediate   Company     Allocation
                                                                   Estate       Index      Index        Value        60-40
                                                                  Portfolio   Portfolio  Portfolio    Portfolio    Portfolio
                                                                   Class 3     Class 3    Class 3      Class 3      Class 3
                                                                ------------- --------- ------------ -----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $   221,047  $ 15,942    $  7,122   $    71,576   $   25,415
   Mortality and expense risk and administrative charges            (162,232)   (4,037)     (2,332)     (151,042)      (4,169)
                                                                 -----------  --------    --------   -----------   ----------
   Net investment income (loss)                                       58,815    11,905       4,790       (79,466)      21,246
   Net realized gain (loss)                                         (431,895)   (1,499)       (206)      320,989         (736)
   Capital gain distribution from mutual funds                       700,781        --          --     1,364,626          320
   Change in unrealized appreciation (depreciation) of
     investments                                                  (1,172,253)   (7,599)       (945)   (3,026,837)     (86,966)
                                                                 -----------  --------    --------   -----------   ----------
Increase (decrease) in net assets from operations                   (844,552)    2,807       3,639    (1,420,688)     (66,136)
                                                                 -----------  --------    --------   -----------   ----------
From contract transactions:
   Payments received from contract owners                             87,716   409,987     233,865       243,674    1,043,146
   Payments for contract benefits or terminations                 (1,294,018)   (6,212)     (3,404)   (1,268,926)      (4,213)
   Transfers between sub-accounts (including fixed account),
     net                                                            (315,280)   99,721     258,288       782,909       15,952
   Contract maintenance charges                                      (76,058)   (3,355)     (2,650)      (73,045)      (3,354)
   Adjustments to net assets allocated to contracts in payout
     period                                                              (59)       --          --             7           --
                                                                 -----------  --------    --------   -----------   ----------
Increase (decrease) in net assets from contract transactions      (1,597,699)  500,141     486,099      (315,381)   1,051,531
                                                                 -----------  --------    --------   -----------   ----------
Increase (decrease) in net assets                                 (2,442,251)  502,948     489,738    (1,736,069)     985,395
Net assets at beginning of period                                 11,595,243    51,675       4,003    10,460,782           --
                                                                 -----------  --------    --------   -----------   ----------
Net assets at end of period                                      $ 9,152,992  $554,623    $493,741   $ 8,724,713   $  985,395
                                                                 ===========  ========    ========   ===========   ==========
Beginning units                                                      603,454     5,160         404       565,091           --
Units issued                                                          62,681    60,383      53,168        97,501      107,246
Units redeemed                                                      (135,735)   (8,895)     (3,314)     (114,024)      (1,737)
                                                                 -----------  --------    --------   -----------   ----------
Ending units                                                         530,400    56,648      50,258       548,568      105,509
                                                                 ===========  ========    ========   ===========   ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $   304,593  $     --    $     --   $    40,393   $       --
   Mortality and expense risk and administrative charges            (181,480)      (65)         (5)     (165,474)          --
                                                                 -----------  --------    --------   -----------   ----------
   Net investment income (loss)                                      123,113       (65)         (5)     (125,081)          --
   Net realized gain (loss)                                          425,499        --          --       717,125           --
   Capital gain distribution from mutual funds                     1,566,627        --          --     1,266,221           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (1,705,059)       97           3    (1,125,671)          --
                                                                 -----------  --------    --------   -----------   ----------
Increase (decrease) in net assets from operations                    410,180        32          (2)      732,594           --
                                                                 -----------  --------    --------   -----------   ----------
From contract transactions:
   Payments received from contract owners                             24,656    17,113          --        66,501           --
   Payments for contract benefits or terminations                 (1,370,924)      (12)         (6)   (1,033,889)          --
   Transfers between sub-accounts (including fixed account),
     net                                                             611,946    34,542       4,011    (2,637,965)          --
   Contract maintenance charges                                      (81,143)       --          --       (75,223)          --
   Adjustments to net assets allocated to contracts in payout
     period                                                             (135)       --          --           (52)          --
                                                                 -----------  --------    --------   -----------   ----------
Increase (decrease) in net assets from contract transactions        (815,600)   51,643       4,005    (3,680,628)          --
                                                                 -----------  --------    --------   -----------   ----------
Increase (decrease) in net assets                                   (405,420)   51,675       4,003    (2,948,034)          --
Net assets at beginning of period                                 12,000,663        --          --    13,408,816           --
                                                                 -----------  --------    --------   -----------   ----------
Net assets at end of period                                      $11,595,243  $ 51,675    $  4,003   $10,460,782   $       --
                                                                 ===========  ========    ========   ===========   ==========
Beginning units                                                      638,220        --          --       783,881           --
Units issued                                                         115,636     5,166         405       127,567           --
Units redeemed                                                      (150,402)       (6)         (1)     (346,357)          --
                                                                 -----------  --------    --------   -----------   ----------
Ending units                                                         603,454     5,160         404       565,091           --
                                                                 ===========  ========    ========   ===========   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                      SAST SA
                                                                  SAST SA      SAST SA      SAST SA      SAST SA      Goldman
                                                                Global Index Global Index   Goldman      Goldman    Sachs Multi-
                                                                 Allocation   Allocation  Sachs Global Sachs Global    Asset
                                                                   75-25        90-10         Bond         Bond       Insights
                                                                 Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                                  Class 3      Class 3      Class 1      Class 3      Class 3
                                                                ------------ ------------ ------------ ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $   30,892   $  158,701   $   33,994  $   816,213   $   13,229
   Mortality and expense risk and administrative charges             (4,506)     (23,663)     (14,027)    (308,023)     (10,028)
                                                                 ----------   ----------   ----------  -----------   ----------
   Net investment income (loss)                                      26,386      135,038       19,967      508,190        3,201
   Net realized gain (loss)                                            (742)        (806)     (20,660)    (260,202)      (1,035)
   Capital gain distribution from mutual funds                          532          951           --           --       13,425
   Change in unrealized appreciation (depreciation) of
     investments                                                   (114,349)    (778,980)     (37,509)  (1,124,572)    (125,704)
                                                                 ----------   ----------   ----------  -----------   ----------
Increase (decrease) in net assets from operations                   (88,173)    (643,797)     (38,202)    (876,584)    (110,113)
                                                                 ----------   ----------   ----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                         1,225,053    6,529,279          275    1,385,366    1,132,105
   Payments for contract benefits or terminations                   (18,605)     (54,547)    (142,298)  (2,270,008)     (22,417)
   Transfers between sub-accounts (including fixed account),
     net                                                             22,432      219,810        5,117      271,869      347,601
   Contract maintenance charges                                      (3,209)     (16,557)        (218)    (207,137)      (7,667)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --           --           --            5           --
                                                                 ----------   ----------   ----------  -----------   ----------
Increase (decrease) in net assets from contract transactions      1,225,671    6,677,985     (137,124)    (819,905)   1,449,622
                                                                 ----------   ----------   ----------  -----------   ----------
Increase (decrease) in net assets                                 1,137,498    6,034,188     (175,326)  (1,696,489)   1,339,509
Net assets at beginning of period                                        --           --    1,006,378   21,589,068           --
                                                                 ----------   ----------   ----------  -----------   ----------
Net assets at end of period                                      $1,137,498   $6,034,188   $  831,052  $19,892,579   $1,339,509
                                                                 ==========   ==========   ==========  ===========   ==========
Beginning units                                                          --           --       44,259    1,609,286           --
Units issued                                                        126,701      700,051          732      398,229      147,904
Units redeemed                                                       (2,454)     (25,879)      (6,936)    (448,228)      (3,640)
                                                                 ----------   ----------   ----------  -----------   ----------
Ending units                                                        124,247      674,172       38,055    1,559,287      144,264
                                                                 ==========   ==========   ==========  ===========   ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $       --   $       --   $   30,076  $   581,380   $       --
   Mortality and expense risk and administrative charges                 --           --      (13,284)    (292,334)          --
                                                                 ----------   ----------   ----------  -----------   ----------
   Net investment income (loss)                                          --           --       16,792      289,046           --
   Net realized gain (loss)                                              --           --       (9,476)    (192,321)          --
   Change in unrealized appreciation (depreciation) of
     investments                                                         --           --       36,181      848,888           --
                                                                 ----------   ----------   ----------  -----------   ----------
Increase (decrease) in net assets from operations                        --           --       43,497      945,613           --
                                                                 ----------   ----------   ----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                                --           --          256    1,838,578           --
   Payments for contract benefits or terminations                        --           --      (62,298)  (2,019,451)          --
   Transfers between sub-accounts (including fixed account),
     net                                                                 --           --      188,866    2,549,672           --
   Contract maintenance charges                                          --           --         (222)    (192,134)          --
   Adjustments to net assets allocated to contracts in payout
     period                                                              --           --          405          (35)          --
                                                                 ----------   ----------   ----------  -----------   ----------
Increase (decrease) in net assets from contract transactions             --           --      127,007    2,176,630           --
                                                                 ----------   ----------   ----------  -----------   ----------
Increase (decrease) in net assets                                        --           --      170,504    3,122,243           --
Net assets at beginning of period                                        --           --      835,874   18,466,825           --
                                                                 ----------   ----------   ----------  -----------   ----------
Net assets at end of period                                      $       --   $       --   $1,006,378  $21,589,068   $       --
                                                                 ==========   ==========   ==========  ===========   ==========
Beginning units                                                          --           --       38,674    1,430,897           --
Units issued                                                             --           --        9,382      527,597           --
Units redeemed                                                           --           --       (3,797)    (349,208)          --
                                                                 ----------   ----------   ----------  -----------   ----------
Ending units                                                             --           --       44,259    1,609,286           --
                                                                 ==========   ==========   ==========  ===========   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA      SAST SA      SAST SA                     SAST SA
                                                                  Index        Index        Index        SAST SA       Invesco
                                                                Allocation   Allocation   Allocation  International    Growth
                                                                  60-40        80-20        90-10         Index     Opportunities
                                                                Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                                                                 Class 3      Class 3      Class 3       Class 3       Class 1
                                                                ----------  -----------  -----------  ------------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $  296,284  $   606,962  $   979,534    $  2,064      $      --
   Mortality and expense risk and administrative charges           (94,468)    (206,057)    (295,642)       (801)        (5,667)
                                                                ----------  -----------  -----------    --------      ---------
   Net investment income (loss)                                    201,816      400,905      683,892       1,263         (5,667)
   Net realized gain (loss)                                         49,515       99,644       72,083        (347)        28,725
   Capital gain distribution from mutual funds                      62,054      140,508      221,130         174         31,861
   Change in unrealized appreciation (depreciation) of
     investments                                                  (967,604)  (2,368,726)  (4,219,078)    (18,214)       (68,886)
                                                                ----------  -----------  -----------    --------      ---------
Increase (decrease) in net assets from operations                 (654,219)  (1,727,669)  (3,241,973)    (17,124)       (13,967)
                                                                ----------  -----------  -----------    --------      ---------
From contract transactions:
   Payments received from contract owners                        7,265,326   12,661,079   17,711,489     111,070             --
   Payments for contract benefits or terminations                 (232,013)    (479,696)    (603,759)     (1,539)      (108,207)
   Transfers between sub-accounts (including fixed
     account), net                                                 879,427     (179,686)   5,920,617       6,761         28,945
   Contract maintenance charges                                    (76,158)    (205,516)    (271,309)        (12)           (75)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --           --           --          --            229
                                                                ----------  -----------  -----------    --------      ---------
Increase (decrease) in net assets from contract transactions     7,836,582   11,796,181   22,757,038     116,280        (79,108)
                                                                ----------  -----------  -----------    --------      ---------
Increase (decrease) in net assets                                7,182,363   10,068,512   19,515,065      99,156        (93,075)
Net assets at beginning of period                                2,717,199    9,544,053   12,344,776       4,001        351,909
                                                                ----------  -----------  -----------    --------      ---------
Net assets at end of period                                     $9,899,562  $19,612,565  $31,859,841    $103,157      $ 258,834
                                                                ==========  ===========  ===========    ========      =========
Beginning units                                                    247,250      844,810    1,077,272         387         30,268
Units issued                                                       778,273    1,147,671    2,105,062      11,595          4,119
Units redeemed                                                     (65,754)    (106,137)    (130,674)       (201)       (10,653)
                                                                ----------  -----------  -----------    --------      ---------
Ending units                                                       959,769    1,886,344    3,051,660      11,781         23,734
                                                                ==========  ===========  ===========    ========      =========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   18,497  $    91,871  $   139,201    $     72      $      --
   Mortality and expense risk and administrative charges           (16,654)     (41,438)     (49,434)         (5)        (5,228)
                                                                ----------  -----------  -----------    --------      ---------
   Net investment income (loss)                                      1,843       50,433       89,767          67         (5,228)
   Net realized gain (loss)                                          8,782       11,544       19,885          --         17,418
   Capital gain distribution from mutual funds                      18,873       48,879       64,116          10         11,192
   Change in unrealized appreciation (depreciation) of
     investments                                                   108,055      375,258      461,242           2         47,536
                                                                ----------  -----------  -----------    --------      ---------
Increase (decrease) in net assets from operations                  137,553      486,114      635,010          79         70,918
                                                                ----------  -----------  -----------    --------      ---------
From contract transactions:
   Payments received from contract owners                        2,589,780    8,416,216   10,113,647       3,932             --
   Payments for contract benefits or terminations                   (8,187)    (115,603)     (78,016)         --        (20,234)
   Transfers between sub-accounts (including fixed
     account), net                                                   3,977      791,061    1,708,338         (10)       (14,806)
   Contract maintenance charges                                     (5,924)     (33,735)     (34,203)         --            (74)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --           --           --          --           (256)
                                                                ----------  -----------  -----------    --------      ---------
Increase (decrease) in net assets from contract transactions     2,579,646    9,057,939   11,709,766       3,922        (35,370)
                                                                ----------  -----------  -----------    --------      ---------
Increase (decrease) in net assets                                2,717,199    9,544,053   12,344,776       4,001         35,548
Net assets at beginning of period                                       --           --           --          --        316,361
                                                                ----------  -----------  -----------    --------      ---------
Net assets at end of period                                     $2,717,199  $ 9,544,053  $12,344,776    $  4,001      $ 351,909
                                                                ==========  ===========  ===========    ========      =========
Beginning units                                                         --           --           --          --         33,462
Units issued                                                       262,115      862,600    1,136,483         388          1,639
Units redeemed                                                     (14,865)     (17,790)     (59,211)         (1)        (4,833)
                                                                ----------  -----------  -----------    --------      ---------
Ending units                                                       247,250      844,810    1,077,272         387         30,268
                                                                ==========  ===========  ===========    ========      =========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA                    SAST SA     SAST SA     SAST SA
                                                                 Invesco       SAST SA       Janus     JPMorgan    JPMorgan
                                                                 Growth      Invesco VCP    Focused   Diversified Diversified
                                                              Opportunities Equity-Income   Growth     Balanced    Balanced
                                                                Portfolio     Portfolio    Portfolio   Portfolio   Portfolio
                                                                 Class 3       Class 3      Class 3     Class 1     Class 3
                                                              ------------- ------------- ----------  ----------- -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $        --  $  3,970,828  $       --  $   36,685  $   194,129
   Mortality and expense risk and administrative charges          (125,811)   (2,343,194)    (81,998)    (39,383)    (194,436)
                                                               -----------  ------------  ----------  ----------  -----------
   Net investment income (loss)                                   (125,811)    1,627,634     (81,998)     (2,698)        (307)
   Net realized gain (loss)                                        349,635     4,414,307     296,648     148,875       90,122
   Capital gain distribution from mutual funds                     835,323     4,246,497     391,931     145,150      887,173
   Change in unrealized appreciation (depreciation) of
     investments                                                (1,308,429)  (28,671,891)   (577,669)   (516,347)  (2,315,997)
                                                               -----------  ------------  ----------  ----------  -----------
Increase (decrease) in net assets from operations                 (249,282)  (18,383,453)     28,912    (225,020)  (1,339,009)
                                                               -----------  ------------  ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                          218,288    12,878,528     186,901          75    1,758,159
   Payments for contract benefits or terminations               (1,034,349)   (7,317,470)   (591,778)   (288,579)  (1,293,495)
   Transfers between sub-accounts (including fixed
     account), net                                                (584,754)   (5,242,662)   (145,398)   (125,477)     758,845
   Contract maintenance charges                                    (63,427)   (1,701,412)    (34,302)       (838)    (115,087)
   Adjustments to net assets allocated to contracts in
     payout period                                                       7            --           2        (424)          --
                                                               -----------  ------------  ----------  ----------  -----------
Increase (decrease) in net assets from contract transactions    (1,464,235)   (1,383,016)   (584,575)   (415,243)   1,108,422
                                                               -----------  ------------  ----------  ----------  -----------
Increase (decrease) in net assets                               (1,713,517)  (19,766,469)   (555,663)   (640,263)    (230,587)
Net assets at beginning of period                                8,586,319   163,931,158   5,342,729   2,813,079   13,538,398
                                                               -----------  ------------  ----------  ----------  -----------
Net assets at end of period                                    $ 6,872,802  $144,164,689  $4,787,066  $2,172,816  $13,307,811
                                                               ===========  ============  ==========  ==========  ===========
Beginning units                                                    544,261    12,345,151     262,349      98,903      734,399
Units issued                                                        57,243     2,878,850      30,447       1,565      182,100
Units redeemed                                                    (138,303)   (2,973,792)    (57,125)    (16,425)    (115,670)
                                                               -----------  ------------  ----------  ----------  -----------
Ending units                                                       463,201    12,250,209     235,671      84,043      800,829
                                                               ===========  ============  ==========  ==========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $        --  $  1,273,805  $       --  $   44,182  $   178,330
   Mortality and expense risk and administrative charges          (130,483)   (2,037,578)    (81,410)    (41,214)    (178,966)
                                                               -----------  ------------  ----------  ----------  -----------
   Net investment income (loss)                                   (130,483)     (763,773)    (81,410)      2,968         (636)
   Net realized gain (loss)                                        296,673       502,005     207,086      90,686    1,147,348
   Capital gain distribution from mutual funds                     296,886            --     406,087     132,987      619,004
   Change in unrealized appreciation (depreciation) of
     investments                                                 1,283,128    11,980,422     765,339     101,906     (292,019)
                                                               -----------  ------------  ----------  ----------  -----------
Increase (decrease) in net assets from operations                1,746,204    11,718,654   1,297,102     328,547    1,473,697
                                                               -----------  ------------  ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                           18,140    18,879,124      35,380          75    1,601,710
   Payments for contract benefits or terminations                 (881,757)   (4,817,756)   (448,169)   (275,915)  (1,352,244)
   Transfers between sub-accounts (including fixed
     account), net                                                (521,041)   21,436,748    (502,656)    123,166      313,505
   Contract maintenance charges                                    (64,642)   (1,462,434)    (34,506)       (935)     (90,767)
   Adjustments to net assets allocated to contracts in
     payout period                                                     (53)           --         (18)         40           --
                                                               -----------  ------------  ----------  ----------  -----------
Increase (decrease) in net assets from contract transactions    (1,449,353)   34,035,682    (949,969)   (153,569)     472,204
                                                               -----------  ------------  ----------  ----------  -----------
Increase (decrease) in net assets                                  296,851    45,754,336     347,133     174,978    1,945,901
Net assets at beginning of period                                8,289,468   118,176,822   4,995,596   2,638,101   11,592,497
                                                               -----------  ------------  ----------  ----------  -----------
Net assets at end of period                                    $ 8,586,319  $163,931,158  $5,342,729  $2,813,079  $13,538,398
                                                               ===========  ============  ==========  ==========  ===========
Beginning units                                                    651,361     9,653,486     313,083     104,659      717,125
Units issued                                                        43,952     3,365,045      14,240       4,779      524,545
Units redeemed                                                    (151,052)     (673,380)    (64,974)    (10,535)    (507,271)
                                                               -----------  ------------  ----------  ----------  -----------
Ending units                                                       544,261    12,345,151     262,349      98,903      734,399
                                                               ===========  ============  ==========  ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST SA     SAST SA      SAST SA      SAST SA      SAST SA
                                                                 JPMorgan    JPMorgan     JPMorgan     JPMorgan     JPMorgan
                                                                 Emerging    Emerging      Equity-      Equity-      Global
                                                                  Markets     Markets      Income       Income      Equities
                                                                 Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                                                  Class 1     Class 3      Class 1      Class 3      Class 1
                                                                ----------  -----------  -----------  -----------  ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   28,623  $   136,861  $   150,473  $   198,423  $   24,953
   Mortality and expense risk and administrative charges           (20,728)    (108,136)    (113,426)    (158,070)    (21,164)
                                                                ----------  -----------  -----------  -----------  ----------
   Net investment income (loss)                                      7,895       28,725       37,047       40,353       3,789
   Net realized gain (loss)                                         49,121      278,015      374,335      446,999      32,004
   Capital gain distribution from mutual funds                          --           --      441,062      662,957     186,200
   Change in unrealized appreciation (depreciation) of
     investments                                                  (358,275)  (1,838,977)  (1,259,233)  (1,743,524)   (391,613)
                                                                ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from operations                 (301,259)  (1,532,237)    (406,789)    (593,215)   (169,620)
                                                                ----------  -----------  -----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                               --      271,247        1,457      507,680          75
   Payments for contract benefits or terminations                  (96,864)    (904,943)    (641,531)  (1,113,003)    (63,336)
   Transfers between sub-accounts (including fixed
     account), net                                                  40,948      525,362      (95,797)     132,040      61,853
   Contract maintenance charges                                       (339)     (43,385)      (2,117)     (68,357)       (359)
   Adjustments to net assets allocated to contracts in payout
     period                                                            976           --         (686)          --          57
                                                                ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from contract transactions       (55,279)    (151,719)    (738,674)    (541,640)     (1,710)
                                                                ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets                                 (356,538)  (1,683,956)  (1,145,463)  (1,134,855)   (171,330)
Net assets at beginning of period                                1,471,271    7,702,069    7,697,607   10,734,698   1,366,708
                                                                ----------  -----------  -----------  -----------  ----------
Net assets at end of period                                     $1,114,733  $ 6,018,113  $ 6,552,144  $ 9,599,843  $1,195,378
                                                                ==========  ===========  ===========  ===========  ==========
Beginning units                                                     65,328      453,299      127,921      499,776      40,106
Units issued                                                         4,973      102,450          913       57,874       2,099
Units redeemed                                                      (7,944)    (103,488)     (13,107)     (81,733)     (2,153)
                                                                ----------  -----------  -----------  -----------  ----------
Ending units                                                        62,357      452,261      115,727      475,917      40,052
                                                                ==========  ===========  ===========  ===========  ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   26,529  $   122,734  $   156,797  $   198,842  $   22,736
   Mortality and expense risk and administrative charges           (20,154)    (116,011)    (112,939)    (153,039)    (19,540)
                                                                ----------  -----------  -----------  -----------  ----------
   Net investment income (loss)                                      6,375        6,723       43,858       45,803       3,196
   Net realized gain (loss)                                         56,711      285,934      455,807      705,293      60,042
   Capital gain distribution from mutual funds                          --           --      367,989      522,477          --
   Change in unrealized appreciation (depreciation) of
     investments                                                   374,774    2,163,631      274,257      300,040     197,671
                                                                ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from operations                  437,860    2,456,288    1,141,911    1,573,613     260,909
                                                                ----------  -----------  -----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                               --       82,865        6,150      222,744          75
   Payments for contract benefits or terminations                 (180,903)    (704,840)    (986,268)    (781,253)   (123,303)
   Transfers between sub-accounts (including fixed
     account), net                                                  44,546     (771,869)     (55,206)     (25,814)      3,955
   Contract maintenance charges                                       (380)     (49,370)      (2,331)     (69,046)       (387)
   Adjustments to net assets allocated to contracts in payout
     period                                                          1,055           --       (4,863)          --          48
                                                                ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from contract transactions      (135,682)  (1,443,214)  (1,042,518)    (653,369)   (119,612)
                                                                ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets                                  302,178    1,013,074       99,393      920,244     141,297
Net assets at beginning of period                                1,169,093    6,688,995    7,598,214    9,814,454   1,225,411
                                                                ----------  -----------  -----------  -----------  ----------
Net assets at end of period                                     $1,471,271  $ 7,702,069  $ 7,697,607  $10,734,698  $1,366,708
                                                                ==========  ===========  ===========  ===========  ==========
Beginning units                                                     72,748      537,340      147,116      531,957      44,041
Units issued                                                         3,885       50,714        2,574      129,892       2,055
Units redeemed                                                     (11,305)    (134,755)     (21,769)    (162,073)     (5,990)
                                                                ----------  -----------  -----------  -----------  ----------
Ending units                                                        65,328      453,299      127,921      499,776      40,106
                                                                ==========  ===========  ===========  ===========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST SA     SAST SA     SAST SA      SAST SA     SAST SA
                                                                 JPMorgan    JPMorgan    JPMorgan     JPMorgan    JPMorgan
                                                                  Global     MFS Core    MFS Core      Mid-Cap     Mid-Cap
                                                                 Equities      Bond        Bond        Growth      Growth
                                                                 Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                                                                  Class 3     Class 1     Class 3      Class 1     Class 3
                                                                ----------  ----------  -----------  ----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   31,495  $   27,924  $ 1,155,225  $       --  $        --
   Mortality and expense risk and administrative charges           (31,321)    (18,999)    (776,347)    (31,953)    (121,259)
                                                                ----------  ----------  -----------  ----------  -----------
   Net investment income (loss)                                        174       8,925      378,878     (31,953)    (121,259)
   Net realized gain (loss)                                        171,834      10,068     (515,745)    121,682      499,886
   Capital gain distribution from mutual funds                     273,811          --           --     240,550    1,003,233
   Change in unrealized appreciation (depreciation) of
     investments                                                  (689,617)    (49,988)  (1,071,493)   (444,038)  (1,854,627)
                                                                ----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from operations                 (243,798)    (30,995)  (1,208,360)   (113,759)    (472,767)
                                                                ----------  ----------  -----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                           44,759          --    1,622,610      13,538      346,646
   Payments for contract benefits or terminations                 (313,756)   (318,527)  (5,601,879)   (213,450)    (930,158)
   Transfers between sub-accounts (including fixed account),
     net                                                            97,237     (38,303)  (2,983,726)     (5,781)     583,994
   Contract maintenance charges                                    (10,512)       (380)    (496,870)       (485)     (30,952)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --          11          114          --            4
                                                                ----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from contract transactions      (182,272)   (357,199)  (7,459,751)   (206,178)     (30,466)
                                                                ----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets                                 (426,070)   (388,194)  (8,668,111)   (319,937)    (503,233)
Net assets at beginning of period                                2,239,833   1,487,146   55,503,550   2,035,821    7,784,279
                                                                ----------  ----------  -----------  ----------  -----------
Net assets at end of period                                     $1,813,763  $1,098,952  $46,835,439  $1,715,884  $ 7,281,046
                                                                ==========  ==========  ===========  ==========  ===========
Beginning units                                                    107,853      50,420    3,559,165      80,674      321,553
Units issued                                                        10,985         676      463,556       1,660       57,284
Units redeemed                                                     (13,576)    (13,055)    (942,621)     (9,748)     (58,031)
                                                                ----------  ----------  -----------  ----------  -----------
Ending units                                                       105,262      38,041    3,080,100      72,586      320,806
                                                                ==========  ==========  ===========  ==========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   33,770  $   35,216  $ 1,176,906  $       --  $        --
   Mortality and expense risk and administrative charges           (32,651)    (20,432)    (791,871)    (29,017)    (112,264)
                                                                ----------  ----------  -----------  ----------  -----------
   Net investment income (loss)                                      1,119      14,784      385,035     (29,017)    (112,264)
   Net realized gain (loss)                                        103,988       8,400     (113,750)     85,834      459,835
   Capital gain distribution from mutual funds                          --          --           --     105,955      428,531
   Change in unrealized appreciation (depreciation) of
     investments                                                   318,682       7,648      857,374     300,475    1,008,305
                                                                ----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from operations                  423,789      30,832    1,128,659     463,247    1,784,407
                                                                ----------  ----------  -----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                           53,939       5,000    2,358,939      10,620       87,466
   Payments for contract benefits or terminations                 (102,876)    (70,421)  (4,320,958)   (138,043)    (655,551)
   Transfers between sub-accounts (including fixed account),
     net                                                           (77,835)    228,744    5,524,206      (7,772)    (302,614)
   Contract maintenance charges                                    (11,391)       (371)    (476,050)       (458)     (32,946)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --           9         (117)        167          (18)
                                                                ----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from contract transactions      (138,163)    162,961    3,086,020    (135,486)    (903,663)
                                                                ----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets                                  285,626     193,793    4,214,679     327,761      880,744
Net assets at beginning of period                                1,954,207   1,293,353   51,288,871   1,708,060    6,903,535
                                                                ----------  ----------  -----------  ----------  -----------
Net assets at end of period                                     $2,239,833  $1,487,146  $55,503,550  $2,035,821  $ 7,784,279
                                                                ==========  ==========  ===========  ==========  ===========
Beginning units                                                    113,765      44,896    3,324,578      86,434      363,553
Units issued                                                         9,063       8,975      991,973       2,240       37,461
Units redeemed                                                     (14,975)     (3,451)    (757,386)     (8,000)     (79,461)
                                                                ----------  ----------  -----------  ----------  -----------
Ending units                                                       107,853      50,420    3,559,165      80,674      321,553
                                                                ==========  ==========  ===========  ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                        SAST SA              SAST SA
                                                                         Large                Large     SAST SA      SAST SA
                                                                          Cap     SAST SA      Cap     Legg Mason   Legg Mason
                                                                        Growth   Large Cap    Value     BW Large     BW Large
                                                                         Index     Index      Index    Cap Value    Cap Value
                                                                       Portfolio Portfolio  Portfolio  Portfolio    Portfolio
                                                                        Class 3   Class 3    Class 3    Class 1      Class 3
                                                                       --------- ---------  --------- -----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                            $   397  $  22,655   $   841  $   218,507  $   292,571
   Mortality and expense risk and administrative charges                   (382)    (4,697)     (196)    (196,762)    (314,586)
                                                                        -------  ---------   -------  -----------  -----------
   Net investment income (loss)                                              15     17,958       645       21,745      (22,015)
   Net realized gain (loss)                                                  79        213      (147)      16,566     (159,382)
   Capital gain distribution from mutual funds                              168     22,779       100    1,055,814    1,677,112
   Change in unrealized appreciation (depreciation) of investments       (7,146)  (113,384)   (6,225)  (2,386,425)  (3,573,916)
                                                                        -------  ---------   -------  -----------  -----------
Increase (decrease) in net assets from operations                        (6,884)   (72,434)   (5,627)  (1,292,300)  (2,078,201)
                                                                        -------  ---------   -------  -----------  -----------
From contract transactions:
   Payments received from contract owners                                18,243    901,488    93,031       18,299      210,836
   Payments for contract benefits or terminations                        (2,879)    (3,969)   (1,068)    (794,455)  (2,368,903)
   Transfers between sub-accounts (including fixed account), net         55,439        434       902      676,160    1,523,915
   Contract maintenance charges                                              --         --        --       (3,276)    (113,018)
   Adjustments to net assets allocated to contracts in payout period         --         --        --       (4,951)          --
                                                                        -------  ---------   -------  -----------  -----------
Increase (decrease) in net assets from contract transactions             70,803    897,953    92,865     (108,223)    (747,170)
                                                                        -------  ---------   -------  -----------  -----------
Increase (decrease) in net assets                                        63,919    825,519    87,238   (1,400,523)  (2,825,371)
Net assets at beginning of period                                            --         --        --   13,078,765   21,777,831
                                                                        -------  ---------   -------  -----------  -----------
Net assets at end of period                                             $63,919  $ 825,519   $87,238  $11,678,242  $18,952,460
                                                                        =======  =========   =======  ===========  ===========
Beginning units                                                              --         --        --      187,691      710,185
Units issued                                                              7,053     84,704     9,512       13,275      115,022
Units redeemed                                                             (372)      (783)     (116)     (14,704)    (107,694)
                                                                        -------  ---------   -------  -----------  -----------
Ending units                                                              6,681     83,921     9,396      186,262      717,513
                                                                        =======  =========   =======  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                            $    --  $      --   $    --  $   223,417  $   332,230
   Mortality and expense risk and administrative charges                     --         --        --     (194,898)    (322,987)
                                                                        -------  ---------   -------  -----------  -----------
   Net investment income (loss)                                              --         --        --       28,519        9,243
   Net realized gain (loss)                                                  --         --        --      (53,333)    (445,657)
   Capital gain distribution from mutual funds                               --         --        --      435,583      749,754
   Change in unrealized appreciation (depreciation) of investments           --         --        --    1,795,291    3,357,102
                                                                        -------  ---------   -------  -----------  -----------
Increase (decrease) in net assets from operations                            --         --        --    2,206,060    3,670,442
                                                                        -------  ---------   -------  -----------  -----------
From contract transactions:
   Payments received from contract owners                                    --         --        --       20,705       86,686
   Payments for contract benefits or terminations                            --         --        --   (1,558,277)  (2,457,590)
   Transfers between sub-accounts (including fixed account), net             --         --        --     (393,159)    (813,413)
   Contract maintenance charges                                              --         --        --       (3,600)    (114,590)
   Adjustments to net assets allocated to contracts in payout period         --         --        --       (1,748)         (66)
                                                                        -------  ---------   -------  -----------  -----------
Increase (decrease) in net assets from contract transactions                 --         --        --   (1,936,079)  (3,298,973)
                                                                        -------  ---------   -------  -----------  -----------
Increase (decrease) in net assets                                            --         --        --      269,981      371,469
Net assets at beginning of period                                            --         --        --   12,808,784   21,406,362
                                                                        -------  ---------   -------  -----------  -----------
Net assets at end of period                                             $    --  $      --   $    --  $13,078,765  $21,777,831
                                                                        =======  =========   =======  ===========  ===========
Beginning units                                                              --         --        --      218,299      807,871
Units issued                                                                 --         --        --        2,286       86,048
Units redeemed                                                               --         --        --      (32,894)    (183,734)
                                                                        -------  ---------   -------  -----------  -----------
Ending units                                                                 --         --        --      187,691      710,185
                                                                        =======  =========   =======  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                         SAST SA       SAST SA
                                                                               SAST SA                     MFS           MFS
                                                                   SAST SA    MFS Blue     SAST SA    Massachusetts Massachusetts
                                                                 Legg Mason     Chip      MFS Blue      Investors     Investors
                                                                  Tactical     Growth    Chip Growth      Trust         Trust
                                                                Opportunities Portfolio   Portfolio     Portfolio     Portfolio
                                                                   Class 3     Class 1     Class 3       Class 1       Class 3
                                                                ------------- ---------  -----------  ------------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $   14,773   $   2,665  $    10,109   $   22,627    $    84,299
   Mortality and expense risk and administrative charges             (6,235)    (11,734)    (106,034)     (42,024)      (244,585)
                                                                 ----------   ---------  -----------   ----------    -----------
   Net investment income (loss)                                       8,538      (9,069)     (95,925)     (19,397)      (160,286)
   Net realized gain (loss)                                          (1,033)    112,356      477,401      114,274      1,471,925
   Capital gain distribution from mutual funds                        1,625      49,508      516,244      245,204      1,371,915
   Change in unrealized appreciation (depreciation) of
     investments                                                    (86,120)   (192,979)  (1,293,617)    (517,897)    (3,619,431)
                                                                 ----------   ---------  -----------   ----------    -----------
Increase (decrease) in net assets from operations                   (76,990)    (40,184)    (395,897)    (177,816)      (935,877)
                                                                 ----------   ---------  -----------   ----------    -----------
From contract transactions:
   Payments received from contract owners                         1,034,181       1,538      342,967          300         47,695
   Payments for contract benefits or terminations                    (8,387)   (186,795)    (519,891)    (118,408)    (2,451,771)
   Transfers between sub-accounts (including fixed
     account), net                                                  119,086     102,207      (76,267)      36,771       (194,061)
   Contract maintenance charges                                      (4,462)       (236)     (37,101)        (674)      (122,319)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --          --            5        1,037             12
                                                                 ----------   ---------  -----------   ----------    -----------
Increase (decrease) in net assets from contract transactions      1,140,418     (83,286)    (290,287)     (80,974)    (2,720,444)
                                                                 ----------   ---------  -----------   ----------    -----------
Increase (decrease) in net assets                                 1,063,428    (123,470)    (686,184)    (258,790)    (3,656,321)
Net assets at beginning of period                                    37,027     715,022    7,011,959    2,704,926     17,539,771
                                                                 ----------   ---------  -----------   ----------    -----------
Net assets at end of period                                      $1,100,455   $ 591,552  $ 6,325,775   $2,446,136    $13,883,450
                                                                 ==========   =========  ===========   ==========    ===========
Beginning units                                                       3,601      55,712      404,083       56,319        679,930
Units issued                                                        115,339       8,644       45,326        2,378         25,944
Units redeemed                                                       (3,503)    (14,960)     (59,320)      (4,043)      (117,359)
                                                                 ----------   ---------  -----------   ----------    -----------
Ending units                                                        115,437      49,396      390,089       54,654        588,515
                                                                 ==========   =========  ===========   ==========    ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $      114   $   4,573  $    31,284   $   26,466    $   138,697
   Mortality and expense risk and administrative charges                (46)     (9,221)     (98,657)     (38,335)      (260,638)
                                                                 ----------   ---------  -----------   ----------    -----------
   Net investment income (loss)                                          68      (4,648)     (67,373)     (11,869)      (121,941)
   Net realized gain (loss)                                               1      56,749      504,484       95,821      1,512,601
   Capital gain distribution from mutual funds                           --      13,983      141,045       65,564        444,853
   Change in unrealized appreciation (depreciation) of
     investments                                                        632      71,386      896,630      342,283      1,529,019
                                                                 ----------   ---------  -----------   ----------    -----------
Increase (decrease) in net assets from operations                       701     137,470    1,474,786      491,799      3,364,532
                                                                 ----------   ---------  -----------   ----------    -----------
From contract transactions:
   Payments received from contract owners                            36,259       6,450      213,297       23,814        156,506
   Payments for contract benefits or terminations                        --     (20,538)    (578,087)    (133,433)    (1,655,553)
   Transfers between sub-accounts (including fixed
     account), net                                                       67      31,850     (181,385)     (12,584)      (957,511)
   Contract maintenance charges                                          --        (225)     (36,865)        (649)      (127,541)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --          --          (34)        (718)           (87)
                                                                 ----------   ---------  -----------   ----------    -----------
Increase (decrease) in net assets from contract transactions         36,326      17,537     (583,074)    (123,570)    (2,584,186)
                                                                 ----------   ---------  -----------   ----------    -----------
Increase (decrease) in net assets                                    37,027     155,007      891,712      368,229        780,346
Net assets at beginning of period                                        --     560,015    6,120,247    2,336,697     16,759,425
                                                                 ----------   ---------  -----------   ----------    -----------
Net assets at end of period                                      $   37,027   $ 715,022  $ 7,011,959   $2,704,926    $17,539,771
                                                                 ==========   =========  ===========   ==========    ===========
Beginning units                                                          --      54,598      448,638       59,142        779,675
Units issued                                                          3,601      10,546       52,230        1,505         98,602
Units redeemed                                                           --      (9,432)     (96,785)      (4,328)      (198,347)
                                                                 ----------   ---------  -----------   ----------    -----------
Ending units                                                          3,601      55,712      404,083       56,319        679,930
                                                                 ==========   =========  ===========   ==========    ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST SA     SAST SA      SAST SA     SAST SA     SAST SA
                                                                MFS Telecom MFS Telecom   MFS Total   MFS Total    Mid Cap
                                                                  Utility     Utility      Return      Return       Index
                                                                 Portfolio   Portfolio    Portfolio   Portfolio   Portfolio
                                                                  Class 1     Class 3      Class 1     Class 3     Class 3
                                                                ----------- -----------  ----------  -----------  ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $  35,317  $    62,111  $   68,151  $   199,275   $   279
   Mortality and expense risk and administrative charges            (9,282)     (17,353)    (51,858)    (149,636)     (312)
                                                                 ---------  -----------  ----------  -----------   -------
   Net investment income (loss)                                     26,035       44,758      16,293       49,639       (33)
   Net realized gain (loss)                                         12,169     (102,985)    115,383      243,882         3
   Capital gain distribution from mutual funds                      95,579      186,167     180,976      601,150     1,141
   Change in unrealized appreciation (depreciation) of
     investments                                                  (114,759)     (93,807)   (552,456)  (1,676,350)   (7,507)
                                                                 ---------  -----------  ----------  -----------   -------
Increase (decrease) in net assets from operations                   19,024       34,133    (239,804)    (781,679)   (6,396)
                                                                 ---------  -----------  ----------  -----------   -------
From contract transactions:
   Payments received from contract owners                               --       49,992       3,862      822,426    41,250
   Payments for contract benefits or terminations                  (37,889)    (125,370)   (432,334)  (1,036,305)       --
   Transfers between sub-accounts (including fixed account),
     net                                                          (758,608)  (1,488,042)     29,526       15,172     3,321
   Contract maintenance charges                                       (127)      (4,558)     (1,199)     (71,394)       (3)
   Adjustments to net assets allocated to contracts in payout
     period                                                             22           --     (19,251)          54        --
                                                                 ---------  -----------  ----------  -----------   -------
Increase (decrease) in net assets from contract transactions      (796,602)  (1,567,978)   (419,396)    (270,047)   44,568
                                                                 ---------  -----------  ----------  -----------   -------
Increase (decrease) in net assets                                 (777,578)  (1,533,845)   (659,200)  (1,051,726)   38,172
Net assets at beginning of period                                  777,578    1,533,845   3,629,942   10,951,682     1,178
                                                                 ---------  -----------  ----------  -----------   -------
Net assets at end of period                                      $      --  $        --  $2,970,742  $ 9,899,956   $39,350
                                                                 =========  ===========  ==========  ===========   =======
Beginning units                                                     29,292       75,874      80,751      492,338       113
Units issued                                                             5        5,044         980       76,904     4,227
Units redeemed                                                     (29,297)     (80,918)    (10,528)     (72,235)      (14)
                                                                 ---------  -----------  ----------  -----------   -------
Ending units                                                            --           --      71,203      497,007     4,326
                                                                 =========  ===========  ==========  ===========   =======
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $  20,573  $    37,298  $   89,009  $   238,746   $     7
   Mortality and expense risk and administrative charges           (11,767)     (23,313)    (55,959)    (139,085)       (1)
                                                                 ---------  -----------  ----------  -----------   -------
   Net investment income (loss)                                      8,806       13,985      33,050       99,661         6
   Net realized gain (loss)                                         22,535       51,855     141,633      513,138        --
   Capital gain distribution from mutual funds                       7,562       15,134     192,876      572,014         8
   Change in unrealized appreciation (depreciation) of
     investments                                                    56,745      108,083       2,448     (226,090)      (10)
                                                                 ---------  -----------  ----------  -----------   -------
Increase (decrease) in net assets from operations                   95,648      189,057     370,007      958,723         4
                                                                 ---------  -----------  ----------  -----------   -------
From contract transactions:
   Payments received from contract owners                               --       45,619         920    1,548,637     1,174
   Payments for contract benefits or terminations                  (51,618)    (143,716)   (395,659)    (882,599)       --
   Transfers between sub-accounts (including fixed account),
     net                                                           (20,563)     (46,528)    (57,779)     506,693        --
   Contract maintenance charges                                       (202)      (6,289)     (1,331)     (56,149)       --
   Adjustments to net assets allocated to contracts in payout
     period                                                             27           --      (1,459)         (32)       --
                                                                 ---------  -----------  ----------  -----------   -------
Increase (decrease) in net assets from contract transactions       (72,356)    (150,914)   (455,308)   1,116,550     1,174
                                                                 ---------  -----------  ----------  -----------   -------
Increase (decrease) in net assets                                   23,292       38,143     (85,301)   2,075,273     1,178
Net assets at beginning of period                                  754,286    1,495,702   3,715,243    8,876,409        --
                                                                 ---------  -----------  ----------  -----------   -------
Net assets at end of period                                      $ 777,578  $ 1,533,845  $3,629,942  $10,951,682   $ 1,178
                                                                 =========  ===========  ==========  ===========   =======
Beginning units                                                     32,185       83,142      91,359      405,701        --
Units issued                                                            20        8,554       1,060      241,796       113
Units redeemed                                                      (2,913)     (15,822)    (11,668)    (155,159)       --
                                                                 ---------  -----------  ----------  -----------   -------
Ending units                                                        29,292       75,874      80,751      492,338       113
                                                                 =========  ===========  ==========  ===========   =======

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA       SAST SA
                                                                 Morgan        Morgan       SAST SA     SAST SA      SAST SA
                                                                 Stanley       Stanley    Oppenheimer Oppenheimer   PIMCO VCP
                                                              International International Main Street Main Street   Tactical
                                                                Equities      Equities     Large Cap   Large Cap    Balanced
                                                                Portfolio     Portfolio    Portfolio   Portfolio    Portfolio
                                                                 Class 1       Class 3      Class 1     Class 3      Class 3
                                                              ------------- ------------- ----------- ----------- ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $   19,504    $    67,159  $   16,804  $   32,826  $  3,467,529
   Mortality and expense risk and administrative charges          (24,052)      (107,829)    (24,501)    (58,568)   (1,727,222)
                                                               ----------    -----------  ----------  ----------  ------------
   Net investment income (loss)                                    (4,548)       (40,670)     (7,697)    (25,742)    1,740,307
   Net realized gain (loss)                                        11,121        231,523     230,559     166,099       718,503
   Capital gain distribution from mutual funds                     36,361        160,873      90,110     229,174    17,086,298
   Change in unrealized appreciation (depreciation) of
     investments                                                 (288,126)    (1,438,508)   (444,993)   (711,103)  (29,904,214)
                                                               ----------    -----------  ----------  ----------  ------------
Increase (decrease) in net assets from operations                (245,192)    (1,086,782)   (132,021)   (341,572)  (10,359,106)
                                                               ----------    -----------  ----------  ----------  ------------
From contract transactions:
   Payments received from contract owners                           1,440        156,950          --      41,026     6,283,257
   Payments for contract benefits or terminations                (109,225)    (1,004,908)   (138,028)   (312,974)   (5,470,077)
   Transfers between sub-accounts (including fixed
     account), net                                                  7,020        158,161    (151,785)    (31,436)    1,873,149
   Contract maintenance charges                                      (417)       (31,759)       (371)    (16,966)   (1,306,769)
   Adjustments to net assets allocated to contracts in
     payout period                                                    (55)            --      (6,223)         --            --
                                                               ----------    -----------  ----------  ----------  ------------
Increase (decrease) in net assets from contract transactions     (101,237)      (721,556)   (296,407)   (320,350)    1,379,560
                                                               ----------    -----------  ----------  ----------  ------------
Increase (decrease) in net assets                                (346,429)    (1,808,338)   (428,428)   (661,922)   (8,979,546)
Net assets at beginning of period                               1,707,605      7,920,738   1,753,324   4,031,814   121,336,298
                                                               ----------    -----------  ----------  ----------  ------------
Net assets at end of period                                    $1,361,176    $ 6,112,400  $1,324,896  $3,369,892  $112,356,752
                                                               ==========    ===========  ==========  ==========  ============
Beginning units                                                   104,137        562,691      45,860     176,548     9,363,132
Units issued                                                        2,699         76,042       1,759      11,174       970,639
Units redeemed                                                     (8,864)      (119,836)     (9,427)    (24,447)     (862,507)
                                                               ----------    -----------  ----------  ----------  ------------
Ending units                                                       97,972        518,897      38,192     163,275     9,471,264
                                                               ==========    ===========  ==========  ==========  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $   19,501    $    74,437  $   17,537  $   32,523  $    201,657
   Mortality and expense risk and administrative charges          (25,208)      (119,389)    (25,560)    (59,187)   (1,558,475)
                                                               ----------    -----------  ----------  ----------  ------------
   Net investment income (loss)                                    (5,707)       (44,952)     (8,023)    (26,664)   (1,356,818)
   Net realized gain (loss)                                         2,789        184,605      78,868     203,990       509,764
   Capital gain distribution from mutual funds                         --             --      40,595      95,584     5,625,921
   Change in unrealized appreciation (depreciation) of
     investments                                                  346,752      1,446,641     124,131     267,500     9,988,062
                                                               ----------    -----------  ----------  ----------  ------------
Increase (decrease) in net assets from operations                 343,834      1,586,294     235,571     540,410    14,766,929
                                                               ----------    -----------  ----------  ----------  ------------
From contract transactions:
   Payments received from contract owners                           1,440        187,604          --      78,540    10,053,125
   Payments for contract benefits or terminations                (174,330)      (896,228)   (101,545)   (253,376)   (3,676,990)
   Transfers between sub-accounts (including fixed
     account), net                                                (12,191)      (235,158)      9,029      35,495     9,061,923
   Contract maintenance charges                                      (464)       (38,530)       (414)    (17,537)   (1,191,203)
   Adjustments to net assets allocated to contracts in
     payout period                                                    171             --          69          --            --
                                                               ----------    -----------  ----------  ----------  ------------
Increase (decrease) in net assets from contract transactions     (185,374)      (982,312)    (92,861)   (156,878)   14,246,855
                                                               ----------    -----------  ----------  ----------  ------------
Increase (decrease) in net assets                                 158,460        603,982     142,710     383,532    29,013,784
Net assets at beginning of period                               1,549,145      7,316,756   1,610,614   3,648,282    92,322,514
                                                               ----------    -----------  ----------  ----------  ------------
Net assets at end of period                                    $1,707,605    $ 7,920,738  $1,753,324  $4,031,814  $121,336,298
                                                               ==========    ===========  ==========  ==========  ============
Beginning units                                                   116,360        624,446      48,495     179,239     8,162,079
Units issued                                                        4,690         65,302         536      24,782     1,857,257
Units redeemed                                                    (16,913)      (127,057)     (3,171)    (27,473)     (656,204)
                                                               ----------    -----------  ----------  ----------  ------------
Ending units                                                      104,137        562,691      45,860     176,548     9,363,132
                                                               ==========    ===========  ==========  ==========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA       SAST SA
                                      SAST SA      SAST SA       Putnam        Putnam        SAST SA
                                     PineBridge   PineBridge  International International Schroders VCP
                                     High-Yield   High-Yield   Growth and    Growth and      Global
                                        Bond         Bond        Income        Income      Allocation
                                     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                      Class 1      Class 3       Class 1       Class 3       Class 3
                                     ----------  -----------  ------------- ------------- -------------
For the Year Ended December 31,
  2018
From operations:
   Dividends                         $  132,883  $   507,939   $   44,203    $   178,525  $  1,261,289
   Mortality and expense risk and
     administrative charges             (30,969)    (112,385)     (22,290)      (102,611)     (842,527)
                                     ----------  -----------   ----------    -----------  ------------
   Net investment income (loss)         101,914      395,554       21,913         75,914       418,762
   Net realized gain (loss)             (16,142)     (38,139)       9,961        349,512       486,453
   Capital gain distribution from
     mutual funds                            --           --           --             --     4,663,530
   Change in unrealized
     appreciation (depreciation)
     of investments                    (190,222)    (772,011)    (315,942)    (1,698,532)  (12,030,837)
                                     ----------  -----------   ----------    -----------  ------------
Increase (decrease) in net assets
  from operations                      (104,450)    (414,596)    (284,068)    (1,273,106)   (6,462,092)
                                     ----------  -----------   ----------    -----------  ------------
From contract transactions:
   Payments received from contract
     owners                               5,250      253,427        6,006        187,052     6,155,070
   Payments for contract benefits
     or terminations                   (206,451)    (878,168)    (125,520)    (1,026,569)   (2,588,765)
   Transfers between sub-accounts
     (including fixed account), net    (123,021)    (246,574)      59,911        235,343     1,260,449
   Contract maintenance charges            (550)     (40,298)        (341)       (40,257)     (665,821)
   Adjustments to net assets
     allocated to contracts in
     payout period                          875           43          882             --            --
                                     ----------  -----------   ----------    -----------  ------------
Increase (decrease) in net assets
  from contract transactions           (323,897)    (911,570)     (59,062)      (644,431)    4,160,933
                                     ----------  -----------   ----------    -----------  ------------
Increase (decrease) in net assets      (428,347)  (1,326,166)    (343,130)    (1,917,537)   (2,301,159)
Net assets at beginning of period     2,218,162    8,159,074    1,567,375      7,397,965    59,279,225
                                     ----------  -----------   ----------    -----------  ------------
Net assets at end of period          $1,789,815  $ 6,832,908   $1,224,245    $ 5,480,428  $ 56,978,066
                                     ==========  ===========   ==========    ===========  ============
Beginning units                          67,406      447,759       85,934        489,393     4,904,265
Units issued                                284       71,100        4,156         68,304       837,986
Units redeemed                          (10,232)    (116,689)      (7,336)       (97,901)     (490,663)
                                     ----------  -----------   ----------    -----------  ------------
Ending units                             57,458      402,170       82,754        459,796     5,251,588
                                     ==========  ===========   ==========    ===========  ============
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $  199,419  $   707,571   $   22,811    $    89,972  $         --
   Mortality and expense risk and
     administrative charges             (34,374)    (116,786)     (22,478)      (117,186)     (676,988)
                                     ----------  -----------   ----------    -----------  ------------
   Net investment income (loss)         165,045      590,785          333        (27,214)     (676,988)
   Net realized gain (loss)              (8,509)      73,311        3,803        326,096       209,387
   Capital gain distribution from
     mutual funds                            --           --           --             --       600,084
   Change in unrealized
     appreciation (depreciation)
     of investments                      19,550      (61,297)     295,020      1,226,393     5,221,894
                                     ----------  -----------   ----------    -----------  ------------
Increase (decrease) in net assets
  from operations                       176,086      602,799      299,156      1,525,275     5,354,377
                                     ----------  -----------   ----------    -----------  ------------
From contract transactions:
   Payments received from contract
     owners                               5,250      294,909        5,950         34,660    11,097,557
   Payments for contract benefits
     or terminations                   (133,810)    (661,260)     (97,270)    (1,284,852)   (1,436,282)
   Transfers between sub-accounts
     (including fixed account), net     (47,201)     249,890        7,323       (599,217)   10,904,461
   Contract maintenance charges            (571)     (41,771)        (398)       (49,667)     (561,645)
   Adjustments to net assets
     allocated to contracts in
     payout period                          842           35        1,059             --            --
                                     ----------  -----------   ----------    -----------  ------------
Increase (decrease) in net assets
  from contract transactions           (175,490)    (158,197)     (83,336)    (1,899,076)   20,004,091
                                     ----------  -----------   ----------    -----------  ------------
Increase (decrease) in net assets           596      444,602      215,820       (373,801)   25,358,468
Net assets at beginning of period     2,217,566    7,714,472    1,351,555      7,771,766    33,920,757
                                     ----------  -----------   ----------    -----------  ------------
Net assets at end of period          $2,218,162  $ 8,159,074   $1,567,375    $ 7,397,965  $ 59,279,225
                                     ==========  ===========   ==========    ===========  ============
Beginning units                          72,836      450,349       90,864        632,576     3,130,489
Units issued                                666      133,150        3,699         25,813     2,071,397
Units redeemed                           (6,096)    (135,740)      (8,629)      (168,996)     (297,621)
                                     ----------  -----------   ----------    -----------  ------------
Ending units                             67,406      447,759       85,934        489,393     4,904,265
                                     ==========  ===========   ==========    ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                        SAST SA T.
                                                               SAST SA  Rowe Price
                                                                Small     Asset      SAST SA T.      SAST SA
                                                                 Cap    Allocation   Rowe Price     Templeton      SAST SA VCP
                                                                Index     Growth    VCP Balanced  Foreign Value      Dynamic
                                                              Portfolio Portfolio    Portfolio      Portfolio      Allocation
                                                               Class 3   Class 3      Class 3        Class 3    Portfolio Class 3
                                                              --------- ----------  ------------  ------------- -----------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $   168  $   37,962  $  2,792,146   $   932,832    $  34,523,744
   Mortality and expense risk and administrative charges          (233)    (37,423)   (1,610,869)     (337,314)     (13,708,416)
                                                               -------  ----------  ------------   -----------    -------------
   Net investment income (loss)                                    (65)        539     1,181,277       595,518       20,815,328
   Net realized gain (loss)                                         --      (3,223)    3,490,728       545,231       18,574,308
   Capital gain distribution from mutual funds                   1,274      18,606     7,639,655       464,070      103,751,220
   Change in unrealized appreciation (depreciation) of
     investments                                                (7,272)   (425,738)  (21,769,233)   (5,618,148)    (220,748,562)
                                                               -------  ----------  ------------   -----------    -------------
Increase (decrease) in net assets from operations               (6,063)   (409,816)   (9,457,573)   (4,013,329)     (77,607,706)
                                                               -------  ----------  ------------   -----------    -------------
From contract transactions:
   Payments received from contract owners                       30,162   4,949,119    18,265,191        92,419       18,690,818
   Payments for contract benefits or terminations                   --     (74,963)   (5,502,849)   (2,551,888)     (54,819,825)
   Transfers between sub-accounts (including fixed
     account), net                                              11,193     783,889    (5,849,261)    1,532,380       26,089,465
   Contract maintenance charges                                     --     (34,696)   (1,267,897)     (164,612)     (10,762,097)
   Adjustments to net assets allocated to contracts in
     payout period                                                  --          --            --           275               --
                                                               -------  ----------  ------------   -----------    -------------
Increase (decrease) in net assets from contract transactions    41,355   5,623,349     5,645,184    (1,091,426)     (20,801,639)
                                                               -------  ----------  ------------   -----------    -------------
Increase (decrease) in net assets                               35,292   5,213,533    (3,812,389)   (5,104,755)     (98,409,345)
Net assets at beginning of period                                   --     143,541   110,615,734    24,104,772      959,825,435
                                                               -------  ----------  ------------   -----------    -------------
Net assets at end of period                                    $35,292  $5,357,074  $106,803,345   $19,000,017    $ 861,416,090
                                                               =======  ==========  ============   ===========    =============
Beginning units                                                     --      13,952     8,914,698     1,638,818       67,549,971
Units issued                                                     4,026     572,499     2,341,632       171,001        7,131,771
Units redeemed                                                     (27)    (26,853)   (1,868,262)     (228,770)      (8,712,581)
                                                               -------  ----------  ------------   -----------    -------------
Ending units                                                     3,999     559,598     9,388,068     1,581,049       65,969,161
                                                               =======  ==========  ============   ===========    =============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $    --  $      138  $     29,094   $   578,439    $  10,058,688
   Mortality and expense risk and administrative charges            --         (58)   (1,202,045)     (364,383)     (13,277,633)
                                                               -------  ----------  ------------   -----------    -------------
   Net investment income (loss)                                     --          80    (1,172,951)      214,056       (3,218,945)
   Net realized gain (loss)                                         --          --       553,377       778,088       16,871,691
   Capital gain distribution from mutual funds                      --          12       329,691            --       19,096,941
   Change in unrealized appreciation (depreciation) of
     investments                                                    --          32    13,640,530     3,323,931      118,524,137
                                                               -------  ----------  ------------   -----------    -------------
Increase (decrease) in net assets from operations                   --         124    13,350,647     4,316,075      151,273,824
                                                               -------  ----------  ------------   -----------    -------------
From contract transactions:
   Payments received from contract owners                           --     143,306    24,711,007        95,006       25,025,246
   Payments for contract benefits or terminations                   --          --    (2,887,335)   (2,339,499)     (45,310,301)
   Transfers between sub-accounts (including fixed
     account), net                                                  --         111    17,638,911    (1,163,616)     (11,728,470)
   Contract maintenance charges                                     --          --      (985,928)     (168,814)      (9,937,660)
   Adjustments to net assets allocated to contracts in
     payout period                                                  --          --            --          (274)              --
                                                               -------  ----------  ------------   -----------    -------------
Increase (decrease) in net assets from contract transactions        --     143,417    38,476,655    (3,577,197)     (41,951,185)
                                                               -------  ----------  ------------   -----------    -------------
Increase (decrease) in net assets                                   --     143,541    51,827,302       738,878      109,322,639
Net assets at beginning of period                                   --          --    58,788,432    23,365,894      850,502,796
                                                               -------  ----------  ------------   -----------    -------------
Net assets at end of period                                    $    --  $  143,541  $110,615,734   $24,104,772    $ 959,825,435
                                                               =======  ==========  ============   ===========    =============
Beginning units                                                     --          --     5,557,056     1,890,243       70,792,916
Units issued                                                        --      13,953     4,015,888       182,009        4,829,007
Units redeemed                                                      --          (1)     (658,246)     (433,434)      (8,071,952)
                                                               -------  ----------  ------------   -----------    -------------
Ending units                                                        --      13,952     8,914,698     1,638,818       67,549,971
                                                               =======  ==========  ============   ===========    =============

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                           SAST SA     SAST SA      SAST SA
                                                               SAST SA VCP     SAST SA     WellsCap    WellsCap    WellsCap
                                                                 Dynamic      VCP Index   Aggressive  Aggressive  Fundamental
                                                                Strategy      Allocation    Growth      Growth      Growth
                                                                Portfolio     Portfolio   Portfolio   Portfolio    Portfolio
                                                                 Class 3       Class 3     Class 1     Class 3      Class 1
                                                              -------------  -----------  ----------  ----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $  22,259,172  $   468,725  $       --  $       --  $        --
   Mortality and expense risk and administrative charges         (8,694,542)    (114,359)    (23,249)    (42,627)     (29,768)
                                                              -------------  -----------  ----------  ----------  -----------
   Net investment income (loss)                                  13,564,630      354,366     (23,249)    (42,627)     (29,768)
   Net realized gain (loss)                                       9,688,005      (10,938)     68,580     152,436     (448,198)
   Capital gain distribution from mutual funds                   51,923,508       41,220     209,710     409,616    1,255,053
   Change in unrealized appreciation (depreciation) of
     investments                                               (125,269,984)  (2,301,112)   (365,505)   (774,304)    (509,761)
                                                              -------------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from operations               (50,093,841)  (1,916,464)   (110,464)   (254,879)     267,326
                                                              -------------  -----------  ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                        13,272,859   12,365,647       3,840      78,713        1,255
   Payments for contract benefits or terminations               (37,998,440)    (160,395)   (119,124)   (197,519)    (131,391)
   Transfers between sub-accounts (including fixed
     account), net                                                3,502,710    7,077,796       4,511     468,884   (2,407,343)
   Contract maintenance charges                                  (6,822,997)     (94,246)       (647)    (12,395)        (652)
   Adjustments to net assets allocated to contracts in
     payout period                                                       --           --         675          --         (247)
                                                              -------------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from contract transactions    (28,045,868)  19,188,802    (110,745)    337,683   (2,538,378)
                                                              -------------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets                               (78,139,709)  17,272,338    (221,209)     82,804   (2,271,052)
Net assets at beginning of period                               610,999,598      753,797   1,505,241   2,436,791    2,271,052
                                                              -------------  -----------  ----------  ----------  -----------
Net assets at end of period                                   $ 532,859,889  $18,026,135  $1,284,032  $2,519,595  $        --
                                                              =============  ===========  ==========  ==========  ===========
Beginning units                                                  43,732,270       72,560      55,955     130,005       62,000
Units issued                                                      3,478,037    1,941,093         529      32,838        1,096
Units redeemed                                                   (5,549,877)    (113,949)     (4,490)    (17,494)     (63,096)
                                                              -------------  -----------  ----------  ----------  -----------
Ending units                                                     41,660,430    1,899,704      51,994     145,349           --
                                                              =============  ===========  ==========  ==========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $   6,215,305  $     1,325  $       --  $       --  $     5,494
   Mortality and expense risk and administrative charges         (8,462,591)        (776)    (21,555)    (37,122)     (31,274)
                                                              -------------  -----------  ----------  ----------  -----------
   Net investment income (loss)                                  (2,247,286)         549     (21,555)    (37,122)     (25,780)
   Net realized gain (loss)                                       7,738,639           68      81,408     162,615       28,694
   Capital gain distribution from mutual funds                   11,830,205          561          --          --      105,720
   Change in unrealized appreciation (depreciation) of
     investments                                                 71,398,885        6,646     284,497     442,315      480,388
                                                              -------------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from operations                88,720,443        7,824     344,350     567,808      589,022
                                                              -------------  -----------  ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                        18,093,182      521,812         840      18,903        2,078
   Payments for contract benefits or terminations               (28,288,081)         (78)   (169,809)   (174,087)    (115,505)
   Transfers between sub-accounts (including fixed
     account), net                                               (6,478,580)     224,579      27,542    (238,709)      (5,823)
   Contract maintenance charges                                  (6,291,163)        (340)       (686)    (11,130)        (926)
   Adjustments to net assets allocated to contracts in
     payout period                                                       --           --         570          --           21
                                                              -------------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from contract transactions    (22,964,642)     745,973    (141,543)   (405,023)    (120,155)
                                                              -------------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets                                65,755,801      753,797     202,807     162,785      468,867
Net assets at beginning of period                               545,243,797           --   1,302,434   2,274,006    1,802,185
                                                              -------------  -----------  ----------  ----------  -----------
Net assets at end of period                                   $ 610,999,598  $   753,797  $1,505,241  $2,436,791  $ 2,271,052
                                                              =============  ===========  ==========  ==========  ===========
Beginning units                                                  45,534,805           --      61,797     155,054       65,751
Units issued                                                      2,805,956       72,807       1,478       6,063          148
Units redeemed                                                   (4,608,491)        (247)     (7,320)    (31,112)      (3,899)
                                                              -------------  -----------  ----------  ----------  -----------
Ending units                                                     43,732,270       72,560      55,955     130,005       62,000
                                                              =============  ===========  ==========  ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                       SAST SA
                                                                      WellsCap        VALIC                             VALIC
                                                                     Fundamental    Company I     VALIC      VALIC     Company
                                                                       Growth     International Company I  Company I   I Small
                                                                      Portfolio     Equities     Mid Cap   Nasdaq-100 Cap Index
                                                                       Class 3     Index Fund   Index Fund Index Fund   Fund
                                                                     -----------  ------------- ---------- ---------- ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                         $        --    $  3,157    $   7,829   $    955  $  2,166
   Mortality and expense risk and administrative charges                 (38,440)     (1,937)      (9,302)    (2,383)   (2,890)
                                                                     -----------    --------    ---------   --------  --------
   Net investment income (loss)                                          (38,440)      1,220       (1,473)    (1,428)     (724)
   Net realized gain (loss)                                             (271,263)        986       20,653      9,470     2,530
   Capital gain distribution from mutual funds                         1,462,443          --       46,250      8,298    12,260
   Change in unrealized appreciation (depreciation) of investments      (799,099)    (27,299)    (160,414)   (17,365)  (41,274)
                                                                     -----------    --------    ---------   --------  --------
Increase (decrease) in net assets from operations                        353,641     (25,093)     (94,984)    (1,025)  (27,208)
                                                                     -----------    --------    ---------   --------  --------
From contract transactions:
   Payments received from contract owners                                 21,762      12,793       64,472      4,940    22,872
   Payments for contract benefits or terminations                       (527,382)       (748)     (20,270)   (23,064)  (11,571)
   Transfers between sub-accounts (including fixed account), net      (3,103,706)     (3,883)     (76,484)    18,513     7,044
   Contract maintenance charges                                          (16,566)        (34)         (80)       (34)      (37)
                                                                     -----------    --------    ---------   --------  --------
Increase (decrease) in net assets from contract transactions          (3,625,892)      8,128      (32,362)       355    18,308
                                                                     -----------    --------    ---------   --------  --------
Increase (decrease) in net assets                                     (3,272,251)    (16,965)    (127,346)      (670)   (8,900)
Net assets at beginning of period                                      3,272,251     160,870      850,458    174,273   215,749
                                                                     -----------    --------    ---------   --------  --------
Net assets at end of period                                          $        --    $143,905    $ 723,112   $173,603  $206,849
                                                                     -----------    --------    ---------   --------  --------
Beginning units                                                          111,758      13,979       61,663     11,456    15,982
Units issued                                                               8,172       1,476       12,299      2,123     2,460
Units redeemed                                                          (119,930)       (783)     (14,028)    (1,943)   (1,016)
                                                                     -----------    --------    ---------   --------  --------
Ending units                                                                  --      14,672       59,934     11,636    17,426
                                                                     -----------    --------    ---------   --------  --------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                         $       714    $  2,912    $   5,813   $    387  $  1,856
   Mortality and expense risk and administrative charges                 (53,332)     (1,600)      (7,654)    (1,612)   (2,315)
                                                                     -----------    --------    ---------   --------  --------
   Net investment income (loss)                                          (52,618)      1,312       (1,841)    (1,225)     (459)
   Net realized gain (loss)                                              433,472         644          503      1,180       333
   Capital gain distribution from mutual funds                           166,416          --       39,804      2,412     8,858
   Change in unrealized appreciation (depreciation) of investments       420,536      23,963       56,279     26,945    15,508
                                                                     -----------    --------    ---------   --------  --------
Increase (decrease) in net assets from operations                        967,806      25,919       94,745     29,312    24,240
                                                                     -----------    --------    ---------   --------  --------
From contract transactions:
   Payments received from contract owners                                 21,647      22,112       84,304    101,819    36,154
   Payments for contract benefits or terminations                       (397,306)     (2,843)     (23,962)      (432)   (1,556)
   Transfers between sub-accounts (including fixed account), net        (613,585)     11,508      260,882      5,153     5,378
   Contract maintenance charges                                          (25,441)         (5)         (49)        --       (23)
                                                                     -----------    --------    ---------   --------  --------
Increase (decrease) in net assets from contract transactions          (1,014,685)     30,772      321,175    106,540    39,953
                                                                     -----------    --------    ---------   --------  --------
Increase (decrease) in net assets                                        (46,879)     56,691      415,920    135,852    64,193
Net assets at beginning of period                                      3,319,130     104,179      434,538     38,421   151,556
                                                                     -----------    --------    ---------   --------  --------
Net assets at end of period                                          $ 3,272,251    $160,870    $ 850,458   $174,273  $215,749
                                                                     -----------    --------    ---------   --------  --------
Beginning units                                                          146,108      11,135       36,079      3,375    12,662
Units issued                                                              10,913       3,250       28,112      8,641     3,583
Units redeemed                                                           (45,263)       (406)      (2,528)      (560)     (263)
                                                                     -----------    --------    ---------   --------  --------
Ending units                                                             111,758      13,979       61,663     11,456    15,982
                                                                     ===========    ========    =========   ========  ========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                        VALIC
                                                                      Company I
                                                                     Stock Index
                                                                        Fund
                                                                     -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                         $   18,323
   Mortality and expense risk and administrative charges                (13,203)
                                                                     ----------
   Net investment income (loss)                                           5,120
   Net realized gain (loss)                                              34,683
   Capital gain distribution from mutual funds                           40,110
   Change in unrealized appreciation (depreciation) of investments     (130,839)
                                                                     ----------
Increase (decrease) in net assets from operations                       (50,926)
                                                                     ----------
From contract transactions:
   Payments received from contract owners                                41,914
   Payments for contract benefits or terminations                       (27,928)
   Transfers between sub-accounts (including fixed account), net       (177,519)
   Contract maintenance charges                                            (102)
                                                                     ----------
Increase (decrease) in net assets from contract transactions           (163,635)
                                                                     ----------
Increase (decrease) in net assets                                      (214,561)
Net assets at beginning of period                                     1,251,868
                                                                     ----------
Net assets at end of period                                          $1,037,307
                                                                     ==========
Beginning units                                                          90,938
Units issued                                                              4,667
Units redeemed                                                          (15,543)
                                                                     ----------
Ending units                                                             80,062
                                                                     ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                         $   14,747
   Mortality and expense risk and administrative charges                (12,979)
                                                                     ----------
   Net investment income (loss)                                           1,768
   Net realized gain (loss)                                               7,316
   Capital gain distribution from mutual funds                           43,257
   Change in unrealized appreciation (depreciation) of investments      152,882
                                                                     ----------
Increase (decrease) in net assets from operations                       205,223
                                                                     ----------
From contract transactions:
   Payments received from contract owners                               214,880
   Payments for contract benefits or terminations                       (22,081)
   Transfers between sub-accounts (including fixed account), net        (48,380)
   Contract maintenance charges                                             (38)
                                                                     ----------
Increase (decrease) in net assets from contract transactions            144,381
                                                                     ----------
Increase (decrease) in net assets                                       349,604
Net assets at beginning of period                                       902,264
                                                                     ----------
Net assets at end of period                                          $1,251,868
                                                                     ==========
Beginning units                                                          78,701
Units issued                                                             18,688
Units redeemed                                                           (6,451)
                                                                     ----------
Ending units                                                             90,938
                                                                     ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS


1. Organization

FS Variable Separate Account (the Separate Account) is a segregated investment account established by The United States Life Insurance Company in the City of New York (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

 FSA Advisor                            Polaris II A-Class Platinum Series
 Polaris                                Polaris Platinum III
 Polaris Advantage                      Polaris Platinum O-Series
 Polaris Advantage II                   Polaris Preferred Solution
 Polaris Choice                         Polaris Retirement Protector
 Polaris Choice III                     WM Diversified Strategies III
 Polaris Choice IV                      Polaris Select Investor
 Polaris II

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2018 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

 American Funds Insurance Series
 (American Funds)
 American Funds IS Asset Allocation     American Funds IS Global Small
 Fund Class 2                           Capitalization Fund Class 4
 American Funds IS Asset Allocation     American Funds IS Growth Fund Class 2
 Fund Class 4
 American Funds IS Bond Fund Class 4    American Funds IS Growth Fund Class 4
 American Funds IS Capital Income       American Funds IS Growth-Income Fund
 Builder Class 4                        Class 2
 American Funds IS Global Bond Fund     American Funds IS Growth-Income Fund
 Class 4                                Class 4
 American Funds IS Global Growth Fund   American Funds IS International Fund
 Class 2                                Class 4/(h)/
 American Funds IS Global Growth Fund
 Class 4

 Anchor Series Trust (AST)/(a)/
 AST SA BlackRock Multi-Asset Income    AST SA Wellington Government and
 Portfolio Class 3                      Quality Bond Portfolio Class 3
 AST SA PGI Asset Allocation Portfolio  AST SA Wellington Growth Portfolio
 Class 1/(b)/                           Class 1/(c)/
 AST SA PGI Asset Allocation Portfolio  AST SA Wellington Growth Portfolio
 Class 3/(b)/                           Class 3/(c)/
 AST SA Wellington Capital              AST SA Wellington Natural Resources
 Appreciation Portfolio Class 1         Portfolio Class 1/(d)/
 AST SA Wellington Capital              AST SA Wellington Natural Resources
 Appreciation Portfolio Class 3         Portfolio Class 3/(d)/
 AST SA Wellington Government and       AST SA Wellington Strategic
 Quality Bond Portfolio Class 1         Multi-Asset Portfolio Class 3/(e)/

 BlackRock Variable Series Funds
 (BlackRock)
 BlackRock Global Allocation V.I. Fund  BlackRock iShares Dynamic Allocation
 Class III                              V.I. Fund Class III
 BlackRock iShares Alternative          BLK iShares Dynamic Fixed Income VI
 Strategies VI Fund Class III/(f)/      Fund Class III/(aa)/

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 Columbia Funds Variable Insurance
 Trust I (Columbia VP)
 Columbia VP Income Opportunities Fund  Columbia VP Limited Duration Credit
 Class 1                                Fund Class 2
 Columbia VP Large Cap Growth Fund
 Class 1

 Franklin Templeton Variable Insurance
 Products Trust (FTVIP)
 FTVIP Franklin Founding Funds          FTVIP Franklin Rising Dividends VIP
 Allocation VIP Fund Class 2            Fund Class 2
                                        FTVIP Franklin Strategic Income VIP
 FTVIP Franklin Income VIP Fund Class 2 Fund Class 2
 FTVIP Franklin Mutual Global           FTVIP Templeton Global Bond VIP Fund
 Discovery VIP Fund Class 2/(s)/        Class 2

 Goldman Sachs Variable Insurance
 Trust (Goldman Sachs VIT)
 Goldman Sachs VIT Global Trends        Goldman Sachs VIT Multi-Strategy
 Allocation Fund Service Class/(i)/     Alternatives Portfolio Advisor Class
 Goldman Sachs VIT Government Money     Goldman Sachs VIT Strategic Income
 Market Fund Service Class              Fund Advisor Class/(ad)/

 Invesco Variable Insurance Funds
 (Invesco V.I.)
 Invesco V.I. American Franchise Fund
 Series II                              Invesco V.I. Comstock Fund Series II
 Invesco V.I. American Value Fund       Invesco V.I. Equity and Income Fund
 Series II/(h)/                         Series II/(g)/
 Invesco V.I. Balanced-Risk Allocation  Invesco V.I. Growth and Income Fund
 Fund Series II                         Series II

 Ivy Funds Variable Insurance
 Portfolios (Ivy VIP)
 Ivy VIP Asset Strategy Class II/(h)/

 Lord Abbett Series Fund, Inc. (Lord
 Abbett)
 Lord Abbett Bond Debenture Portfolio   Lord Abbett Mid Cap Stock Portfolio
 Class VC                               Class VC
 Lord Abbett Developing Growth          Lord Abbett Short Duration Income
 Portfolio Class VC/(h)/                Portfolio Class VC
 Lord Abbett Fundamental Equity         Lord Abbett Total Return Portfolio
 Portfolio Class VC                     Class VC/(h)/
 Lord Abbett Growth and Income
 Portfolio Class VC

 Morgan Stanley Variable Insurance
 Fund, Inc. (Morgan Stanley VIF)
 Morgan Stanley VIF Global
 Infrastructure Portfolio Class II

 Neuberger Berman Advisers Management
 Trust (Neuberger Berman AMT)
 Neuberger Berman AMT US Equity Index
 PutWrite Strategy Portfolio/(j)/

 PIMCO Variable Insurance Trust (PIMCO)
 PIMCO All Asset Portfolio Advisor      PIMCO Emerging Markets Bond Portfolio
 Class                                  Advisor Class
 PIMCO Dynamic Bond Portfolio Advisor
 Class/(k)/
 Principal Variable Contracts Funds,
 Inc. (PVC)
 PVC Diversified International Account
 Class 2                                PVC SAM Balanced Portfolio Class 2
                                        PVC SAM Conservative Balanced
 PVC Equity Income Account Class 2      Portfolio Class 2
 PVC Government & High Quality Bond     PVC SAM Conservative Growth Portfolio
 Account Class 2                        Class 2
                                        PVC SAM Flexible Income Portfolio
 PVC Income Account Class 2             Class 2
                                        PVC SAM Strategic Growth Portfolio
 PVC LargeCap Growth Account Class 2    Class 2
 PVC MidCap Account Class 2             PVC Short-Term Income Account Class 2
 PVC Principal Capital Appreciation
 Account Class 2                        PVC SmallCap Account Class 2/(l)/
 PVC Real Estate Securities Account
 Class 2

 Seasons Series Trust (SST)/(a)/
 SST SA Allocation Balanced Portfolio   SST SA Multi-Managed Large Cap Value
 Class 3                                Portfolio Class 3/(h)/
 SST SA Allocation Growth Portfolio     SST SA Multi-Managed Mid Cap Growth
 Class 3                                Portfolio Class 3
 SST SA Allocation Moderate Growth      SST SA Multi-Managed Mid Cap Value
 Portfolio Class 3                      Portfolio Class 3
 SST SA Allocation Moderate Portfolio   SST SA Multi-Managed Small Cap
 Class 3                                Portfolio Class 3/(h)/
                                        SST SA Putnam Asset Allocation
 SST SA Columbia Focused Growth         Diversified Growth Portfolio
 Portfolio Class 3/(h)(ac)/             Class 3/(m)/
 SST SA Columbia Focused Value          SST SA T. Rowe Price Growth Stock
 Portfolio Class 3                      Portfolio Class 3
 SST SA Multi-Managed Diversified       SST SA Wellington Real Return
 Fixed Income Portfolio Class 3         Portfolio Class 1/(h)/
 SST SA Multi-Managed International     SST SA Wellington Real Return
 Equity Portfolio Class 3               Portfolio Class 3
 SST SA Multi-Managed Large Cap Growth
 Portfolio Class 3

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 SunAmerica Series Trust (SAST)/(a)/
 SAST SA AB Growth Portfolio Class 1     SAST SA JPMorgan Equity-Income
                                         Portfolio Class 1
 SAST SA AB Growth Portfolio Class 3     SAST SA JPMorgan Equity-Income
                                         Portfolio Class 3
 SAST SA AB Small & Mid Cap Value        SAST SA JPMorgan Global Equities
 Portfolio Class 1/(h)/                  Portfolio Class 1
 SAST SA AB Small & Mid Cap Value        SAST SA JPMorgan Global Equities
 Portfolio Class 3                       Portfolio Class 3
 SAST SA American Funds Asset            SAST SA JPMorgan MFS Core Bond
 Allocation Portfolio Class 3            Portfolio Class 1
 SAST SA American Funds Global Growth    SAST SA JPMorgan MFS Core Bond
 Portfolio Class 3                       Portfolio Class 3
 SAST SA American Funds Growth           SAST SA JPMorgan Mid-Cap Growth
 Portfolio Class 3                       Portfolio Class 1
 SAST SA American Funds Growth-Income    SAST SA JPMorgan Mid-Cap Growth
 Portfolio Class 3                       Portfolio Class 3
 SAST SA American Funds VCP Managed      SAST SA Large Cap Growth Index
 Asset Allocation Portfolio Class 3      Portfolio Class 3/(o)/
 SAST SA BlackRock VCP Global Multi      SAST SA Large Cap Index Portfolio
 Asset Portfolio Class 3                 Class 3
 SAST SA Boston Company Capital Growth   SAST SA Large Cap Value Index
 Portfolio Class 1/(n)/                  Portfolio Class 3/(o)/
 SAST SA Boston Company Capital Growth   SAST SA Legg Mason BW Large Cap Value
 Portfolio Class 3/(n)/                  Portfolio Class 1
 SAST SA Columbia Technology Portfolio   SAST SA Legg Mason BW Large Cap Value
 Class 1                                 Portfolio Class 3
 SAST SA Columbia Technology Portfolio   SAST SA Legg Mason Tactical
 Class 3                                 Opportunities Class 3
 SAST SA DFA Ultra Short Bond            SAST SA MFS Blue Chip Growth
 Portfolio Class 1                       Portfolio Class 1
 SAST SA DFA Ultra Short Bond            SAST SA MFS Blue Chip Growth
 Portfolio Class 3                       Portfolio Class 3
 SAST SA Dogs of Wall Street Portfolio   SAST SA MFS Massachusetts Investors
 Class 1                                 Trust Portfolio Class 1
 SAST SA Dogs of Wall Street Portfolio   SAST SA MFS Massachusetts Investors
 Class 3                                 Trust Portfolio Class 3
 SAST SA Emerging Markets Equity Index   SAST SA MFS Telecom Utility Portfolio
 Portfolio Class 3/(o) /                 Class 1/(t)/
 SAST SA Federated Corporate Bond        SAST SA MFS Telecom Utility Portfolio
 Portfolio Class 1                       Class 3/(t)/
 SAST SA Federated Corporate Bond        SAST SA MFS Total Return Portfolio
 Portfolio Class 3                       Class 1/(u)/
 SAST SA Fidelity Institutional AM       SAST SA MFS Total Return Portfolio
 Real Estate Portfolio Class 1/(p)/      Class 3/(u)/
 SAST SA Fidelity Institutional AM       SAST SA Mid Cap Index Portfolio
 Real Estate Portfolio Class 3/(p)/      Class 3
 SAST SA Fixed Income Index Portfolio    SAST SA Morgan Stanley International
 Class 3/(q)/                            Equities Portfolio Class 1
 SAST SA Fixed Income Intermediate       SAST SA Morgan Stanley International
 Index Portfolio Class 3/(z)/            Equities Portfolio Class 3
 SAST SA Franklin Small Company Value    SAST SA Oppenheimer Main Street Large
 Portfolio Class 3                       Cap Portfolio Class 1
 SAST SA Global Index Allocation 60-40   SAST SA Oppenheimer Main Street Large
 Portfolio Class 3/(o)/                  Cap Portfolio Class 3
 SAST SA Global Index Allocation 75-25   SAST SA PIMCO VCP Tactical Balanced
 Portfolio Class 3/(o)/                  Portfolio Class 3
 SAST SA Global Index Allocation 90-10   SAST SA PineBridge High-Yield Bond
 Portfolio Class 3/(o)/                  Portfolio Class 1
 SAST SA Goldman Sachs Global Bond       SAST SA PineBridge High-Yield Bond
 Portfolio Class 1/(h)(o) /              Portfolio Class 3
 SAST SA Goldman Sachs Global Bond       SAST SA Putnam International Growth
 Portfolio Class 3/(o) /                 and Income Portfolio Class 1
 SAST SA Goldman Sachs Multi-Asset       SAST SA Putnam International Growth
 Insights Portfolio Class 3/(r)/         and Income Portfolio Class 3
 SAST SA Index Allocation 60-40          SAST SA Schroders VCP Global
 Portfolio Class 3/(q)/                  Allocation Portfolio Class 3
 SAST SA Index Allocation 80-20          SAST SA Small Cap Index Portfolio
 Portfolio Class 3/(q)/                  Class 3
 SAST SA Index Allocation 90-10          SAST SA T. Rowe Price Asset
 Portfolio Class 3/(q)/                  Allocation Growth Portfolio Class 3
 SAST SA International Index Portfolio   SAST SA T. Rowe Price VCP Balanced
 Class 3                                 Portfolio Class 3
 SAST SA Invesco Growth Opportunities    SAST SA Templeton Foreign Value
 Portfolio Class 1                       Portfolio Class 3/(v)/
 SAST SA Invesco Growth Opportunities    SAST SA VCP Dynamic Allocation
 Portfolio Class 3                       Portfolio Class 3
 SAST SA Invesco VCP Equity-Income       SAST SA VCP Dynamic Strategy
 Portfolio Class 3/(ab)/                 Portfolio Class 3
 SAST SA Janus Focused Growth            SAST SA VCP Index Allocation
 Portfolio Class 1                       Portfolio Class 3
 SAST SA Janus Focused Growth            SAST SA WellsCap Aggressive Growth
 Portfolio Class 3                       Portfolio Class 1
 SAST SA JPMorgan Diversified Balanced   SAST SA WellsCap Aggressive Growth
 Portfolio Class 1/(w)/                  Portfolio Class 3
 SAST SA JPMorgan Diversified Balanced   SAST SA WellsCap Fundamental Growth
 Portfolio Class 3/(w)/                  Portfolio Class 1/(x)/
 SAST SA JPMorgan Emerging Markets       SAST SA WellsCap Fundamental Growth
 Portfolio Class 1                       Portfolio Class 3/(x)/
 SAST SA JPMorgan Emerging Markets
 Portfolio Class 3

 VALIC Company I/(y)/
 VALIC Company I Global Social           VALIC Company I Nasdaq-100 Index Fund
 Awareness Fund/(h)/
 VALIC Company I International           VALIC Company I Small Cap Index Fund
 Equities Index Fund
 VALIC Company I Mid Cap Index Fund      VALIC Company I Stock Index Fund

(a) These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.
(b) Formerly AST SA Edge Asset Allocation Portfolio.
(c) The AST SA Wellington Growth Portfolio, in operation for the period
    January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(d) The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
    October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(e) Formerly AST SA Wellington Multi-Asset Income Portfolio.
(f) For the period January 1, 2017 to December 31, 2017 and January 1, 2018 to August 31, 2018 (cessation of operations).
(g) For the period October 31, 2017 (commencement of operations) to
    December 31, 2017 and January 1, 2018 to December 31, 2018.
(h) Fund had no activity during the current year.
(i) For the period November 27, 2017 (commencement of operations) to
    December 31, 2017 and January 1, 2018 to December 31, 2018.
(j) Formerly Neuberger Berman AMT Absolute Return Multi Manager Portfolio.
(k) Formerly PIMCO Unconstrained Bond Portfolio.
(l) Formerly PVC SmallCap Blend Account.
(m) Formerly SST SA Asset Allocation Diversified Growth Portfolio.
(n) The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
    October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(o) For the period May 1, 2018 (commencement of operations) to December 31,
    2018.
(p) Formerly SAST SA Pyramis Real Estate Portfolio.
(q) For the period February 3, 2017 (commencement of operations) to
    December 31, 2017 and January 1, 2018 to December 31, 2018.
(r) Formerly SAST SA Goldman Sachs Multi-Asset Insights Allocation Portfolio.
(s) For the period August 7, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(t) The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(u) Formerly SAST SA MFS Total Return Bond Portfolio.
(v) Formerly SAST SA Franklin Foreign Value Portfolio.
(w) Formerly SAST SA JPMorgan Balanced Portfolio.
(x) The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
    October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(y) VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of the Company, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as investment sub-adviser to certain underlying mutual funds of VALIC Company I.
(z) For the period October 9, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(aa)For the periods January 1, 2017 to December 31, 2017 and January 1, 2018 to May 25, 2018 (cessation of operations).
(ab)Formerly SAST Invesco VCP Value Portfolio.
(ac)The SST SA Columbia Focused Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(ad)For the period January 1, 2017 to December 31, 2017 and January 1, 2018 to April 30, 2018 (cessation of operations).

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

..   Level 1-- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

..   Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


The Separate Account assets measured at fair value as of December 31, 2018 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2018, and respective hierarchy levels.

4. Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

 Products                                 Separate Account Annual Charges*
 --------                               -------------------------------------
 FSA Advisor                            1.52%
 Polaris                                1.52%
 Polaris Advantage                      1.65% or 1.90%
 Polaris Advantage II                   1.30%, 1.55%, 1.90% or 2.15%
 Polaris Choice                         1.52% or 1.72%
 Polaris Choice III                     1.52% or 1.77%
 Polaris Choice IV                      1.65% or 1.90%
 Polaris II                             1.52%
 Polaris II A-Class Platinum Series     0.85%
 Polaris Platinum III                   1.15%, 1.30%, 1.55% or 1.95%
 Polaris Platinum O-Series              0.95% or 1.20%
 Polaris Preferred Solution             1.00%, 1.15%, 1.40%, 1.55%, or 1.80%
 Polaris Retirement Protector           1.30%, 1.55% or 1.80%
 WM Diversified Strategies III          1.55% or 1.70%
 Polaris Select Investor                1.10%, 1.35%, 1.40% or 1.70%

* The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $30 to $50 for certain contracts. No contract maintenance charge is assessed under the FSA Advisor contract.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. There are no withdrawal charges under the FSA Advisor contract.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

Premium Based Charge: For certain products, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and the year of receipt, and is deducted from the contract value on a quarterly basis over a period of seven years. The premium based charge is paid to the Company by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The premium based charge ranges from 1.25 percent to 5 percent and is assessed on the Polaris Platinum O-Series contract.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90/th/ day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.25 percent to
0.65 percent. This optional feature is offered under FSA Polaris Advantage, FSA Polaris Choice, FSA Polaris Choice III, FSA Polaris II, FSA Polaris Preferred Solution, and FSA WM Diversified Strategies III contracts.

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

    .  MarketLock, MarketLock for Two and Income Rewards

       The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

       eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

    .  MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

       The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

       The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features                                Products Offered                         Annual Fees
-----------------                      -------------------------------------  ------------------------------------
MarketLock                             Polaris Advantage                      0.50% to 0.65%
                                       Polaris Choice
                                       Polaris Choice III
                                       Polaris II
                                       Polaris II A-Class Platinum Series
                                       Polaris Preferred Solution
                                       WM Diversified Strategies III
MarketLock for Two                     Polaris Choice                         0.40% prior to the first withdrawal
                                       Polaris Choice III                     0.80% after the first withdrawal
                                       Polaris II
                                       Polaris Preferred Solution
                                       WM Diversified Strategies III
Income Rewards                         Polaris Choice                         0.65% in years zero to seven
                                       Polaris Choice III                     0.45% in years eight to 10
                                       Polaris II
                                       Polaris Preferred Solution
                                       WM Diversified Strategies III
MarketLock for Life                    Polaris Advantage                      0.70% for one covered person
                                       Polaris Choice III                     0.95% for two covered person
                                       Polaris Choice IV
                                       Polaris II
                                       Polaris II A-Class Platinum Series
                                       Polaris Platinum III
                                       Polaris Preferred Solution

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------- --------------------------------------
MarketLock for Life Plus               FSA Polaris Advantage                  0.65% to 0.95% for one covered person
                                       FSA Polaris Choice III                 0.90% to 1.25% for two covered person
                                       FSA Polaris II
                                       FSA Polaris II A-Class Platinum Series
                                       FSA Polaris Platinum III
                                       FSA Polaris Preferred Solution
MarketLock Income Plus                 Polaris Advantage                      0.85% to 1.10% for one covered person
                                       Polaris Choice III                     1.10% to 1.35% for two covered person
                                       Polaris II
                                       Polaris II A-Class Platinum Series
                                       Polaris Platinum III
                                       Polaris Preferred Solution

Polaris Income Plus, Polaris Income Builder, Polaris Income Plus Daily and Polaris Income Builder Daily Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  --------------------------------------
Polaris Income Plus                    Polaris Advantage                      0.60% to 2.20% for one covered person
                                       Polaris Advantage II                   0.60% to 2.70% for two covered
                                                                              persons
                                       Polaris Choice III
                                       Polaris Choice IV
                                       Polaris Platinum III
                                       Polaris Platinum O-Series
                                       Polaris Preferred Solution
                                       Polaris Retirement Protector
Polaris Income Builder                 Polaris Advantage                      0.60% to 2.20% for one covered person
                                       Polaris Advantage II                   0.60% to 2.70% for two covered
                                                                              persons
                                       Polaris Choice III
                                       Polaris Choice IV
                                       Polaris Platinum III
                                       Polaris Preferred Solution
Polaris Income Plus Daily              Polaris Platinum III                   0.60% to 2.50% for one covered person
                                       Polaris Preferred Solution             0.60% to 2.50% for two covered
                                                                              persons
Polaris Income Builder Daily           Polaris Platinum O-Series              0.60% to 2.50% for one covered person
                                                                              0.60% to 2.50% for two covered
                                                                              persons

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. Purchases and Sales of Investments

For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                         Cost of   Proceeds from
Sub-accounts                                                            Purchases      Sales
------------                                                           ----------- -------------
American Funds IS Asset Allocation Fund Class 2                        $   237,166  $   385,820
American Funds IS Asset Allocation Fund Class 4                             60,422        2,894
American Funds IS Bond Fund Class 4                                          1,753        1,903
American Funds IS Capital Income Builder Class 4                            55,091        4,017
American Funds IS Global Bond Fund Class 4                                     675          481
American Funds IS Global Growth Fund Class 2                               655,201      888,303
American Funds IS Global Growth Fund Class 4                                21,008        4,732
American Funds IS Global Small Capitalization Fund Class 4                   2,037           20
American Funds IS Growth Fund Class 2                                      837,923    1,630,678
American Funds IS Growth Fund Class 4                                       31,273        1,455
American Funds IS Growth-Income Fund Class 2                               691,616    1,716,430
American Funds IS Growth-Income Fund Class 4                                26,795        5,007
AST SA BlackRock Multi-Asset Income Portfolio Class 3                    2,177,557      256,904
AST SA PGI Asset Allocation Portfolio Class 1                              210,838      483,558
AST SA PGI Asset Allocation Portfolio Class 3                              418,787      559,540
AST SA Wellington Capital Appreciation Portfolio Class 1                 1,303,725    1,101,709
AST SA Wellington Capital Appreciation Portfolio Class 3                 5,028,447    8,044,520
AST SA Wellington Government and Quality Bond Portfolio Class 1            207,068      314,337
AST SA Wellington Government and Quality Bond Portfolio Class 3          3,981,387    8,969,283
AST SA Wellington Growth Portfolio Class 1                               1,530,316    3,616,981
AST SA Wellington Growth Portfolio Class 3                               2,227,652    5,885,498
AST SA Wellington Natural Resources Portfolio Class 1                      107,852    1,099,120
AST SA Wellington Natural Resources Portfolio Class 3                      356,200    4,339,776
AST SA Wellington Strategic Multi-Asset Portfolio Class 3                2,586,269    1,329,872
BlackRock Global Allocation V.I. Fund Class III                             36,387        2,858
BlackRock iShares Alternative Strategies VI Fund Class III                  19,102       97,052
BlackRock iShares Dynamic Allocation V.I. Fund Class III                    26,676          540
BLK iShares Dynamic Fixed Income VI Fund Class III                          10,643       42,977
Columbia VP Income Opportunities Fund Class 1                                8,019       38,088
Columbia VP Large Cap Growth Fund Class 1                                   16,504      109,415
Columbia VP Limited Duration Credit Fund Class 2                             5,425        1,744
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2                  713,088      557,704
FTVIP Franklin Income VIP Fund Class 2                                   1,765,429    2,136,558
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2                     18,265        1,266
FTVIP Franklin Rising Dividends VIP Fund Class 2                               804          310
FTVIP Franklin Strategic Income VIP Fund Class 2                            55,128        5,512
FTVIP Templeton Global Bond VIP Fund Class 2                                    --           31
Goldman Sachs VIT Global Trends Allocation Fund Service Class               26,433          361
Goldman Sachs VIT Government Money Market Fund Service Class            21,533,760   18,186,607
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class       11,564        2,722
Goldman Sachs VIT Strategic Income Fund Advisor Class                        3,006       10,851
Invesco V.I. American Franchise Fund Series II                             219,883      160,852
Invesco V.I. Balanced-Risk Allocation Fund Series II                       222,095       10,260
Invesco V.I. Comstock Fund Series II                                     3,518,743    2,919,587
Invesco V.I. Equity and Income Fund Series II                                1,732          419
Invesco V.I. Growth and Income Fund Series II                            4,399,535    4,440,099
Lord Abbett Bond Debenture Portfolio Class VC                               15,940        1,285
Lord Abbett Fundamental Equity Portfolio Class VC                           33,443          450
Lord Abbett Growth and Income Portfolio Class VC                         1,393,330    2,702,698
Lord Abbett Mid Cap Stock Portfolio Class VC                                26,578       35,646

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                         Cost of   Proceeds from
Sub-accounts                                                            Purchases      Sales
------------                                                           ----------- -------------
Lord Abbett Short Duration Income Portfolio Class VC                   $    17,021  $    16,038
Morgan Stanley VIF Global Infrastructure Portfolio Class II                  6,219        2,516
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio             2,016        1,743
PIMCO All Asset Portfolio Advisor Class                                        396          181
PIMCO Dynamic Bond Portfolio Advisor Class                                   5,915        2,295
PIMCO Emerging Markets Bond Portfolio Advisor Class                          7,316          398
PVC Diversified International Account Class 2                                3,278        1,431
PVC Equity Income Account Class 2                                           27,889       48,875
PVC Government & High Quality Bond Account Class 2                              22           12
PVC Income Account Class 2                                                   1,283        5,163
PVC LargeCap Growth Account Class 2                                          1,479        1,114
PVC MidCap Account Class 2                                                 108,962       80,104
PVC Principal Capital Appreciation Account Class 2                          11,445       18,018
PVC Real Estate Securities Account Class 2                                   1,263          200
PVC SAM Balanced Portfolio Class 2                                         502,874      822,745
PVC SAM Conservative Balanced Portfolio Class 2                              2,524        1,178
PVC SAM Conservative Growth Portfolio Class 2                               52,815       29,775
PVC SAM Flexible Income Portfolio Class 2                                    8,401        8,252
PVC SAM Strategic Growth Portfolio Class 2                                  30,938       32,209
PVC Short-Term Income Account Class 2                                        1,398        1,977
PVC SmallCap Account Class 2                                                 1,559          786
SST SA Allocation Balanced Portfolio Class 3                             4,381,593    2,752,248
SST SA Allocation Growth Portfolio Class 3                               3,513,799      173,851
SST SA Allocation Moderate Growth Portfolio Class 3                      4,338,866    1,177,336
SST SA Allocation Moderate Portfolio Class 3                             4,014,948    2,556,220
SST SA Columbia Focused Value Portfolio Class 3                                573           51
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3             57,022       14,198
SST SA Multi-Managed International Equity Portfolio Class 3                  7,457          731
SST SA Multi-Managed Large Cap Growth Portfolio Class 3                     12,156        3,755
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3                          571           53
SST SA Multi-Managed Mid Cap Value Portfolio Class 3                         2,206          330
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3      2,209,366      269,462
SST SA T. Rowe Price Growth Stock Portfolio Class 3                            900           66
SST SA Wellington Real Return Portfolio Class 3                          3,099,125    4,798,186
SAST SA AB Growth Portfolio Class 1                                      8,199,124    1,317,950
SAST SA AB Growth Portfolio Class 3                                     15,343,563    1,976,214
SAST SA AB Small & Mid Cap Value Portfolio Class 3                       7,888,989    4,493,012
SAST SA American Funds Asset Allocation Portfolio Class 3               25,268,867    2,221,710
SAST SA American Funds Global Growth Portfolio Class 3                   5,739,440    4,220,027
SAST SA American Funds Growth Portfolio Class 3                          7,120,228    4,067,372
SAST SA American Funds Growth-Income Portfolio Class 3                   5,985,305    4,940,376
SAST SA American Funds VCP Managed Asset Allocation Portfolio Class 3   36,273,436   12,111,478
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3              16,050,549    4,980,346
SAST SA Boston Company Capital Growth Portfolio Class 1                    159,544      347,566
SAST SA Boston Company Capital Growth Portfolio Class 3                    942,783    2,964,208
SAST SA Columbia Technology Portfolio Class 1                              176,837      168,618
SAST SA Columbia Technology Portfolio Class 3                            1,402,519      567,644
SAST SA DFA Ultra Short Bond Portfolio Class 1                              80,837      123,748
SAST SA DFA Ultra Short Bond Portfolio Class 3                           6,864,565    7,726,216
SAST SA Dogs of Wall Street Portfolio Class 1                              157,329      399,067
SAST SA Dogs of Wall Street Portfolio Class 3                            1,661,113    1,643,542
SAST SA Emerging Markets Equity Index Portfolio Class 3                     29,211          381
SAST SA Federated Corporate Bond Portfolio Class 1                         276,083      341,041
SAST SA Federated Corporate Bond Portfolio Class 3                       7,084,115   11,516,336

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                   Cost of   Proceeds from
Sub-accounts                                                      Purchases      Sales
------------                                                     ----------- -------------
SAST SA Fidelity Institutional AM Real Estate Portfolio Class 1  $   101,562  $   231,467
SAST SA Fidelity Institutional AM Real Estate Portfolio Class 3    1,857,932    2,696,028
SAST SA Fixed Income Index Portfolio Class 3                         595,963       83,917
SAST SA Fixed Income Intermediate Index Portfolio Class 3            516,012       25,123
SAST SA Franklin Small Company Value Portfolio Class 3             3,177,345    2,207,567
SAST SA Global Index Allocation 60-40 Portfolio Class 3            1,088,757       15,661
SAST SA Global Index Allocation 75-25 Portfolio Class 3            1,277,568       24,979
SAST SA Global Index Allocation 90-10 Portfolio Class 3            7,067,039      253,065
SAST SA Goldman Sachs Global Bond Portfolio Class 1                   49,628      166,784
SAST SA Goldman Sachs Global Bond Portfolio Class 3                5,344,105    5,655,820
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3       1,500,347       34,099
SAST SA Index Allocation 60-40 Portfolio Class 3                   8,739,606      639,155
SAST SA Index Allocation 80-20 Portfolio Class 3                  13,520,811    1,183,218
SAST SA Index Allocation 90-10 Portfolio Class 3                  24,564,886      902,826
SAST SA International Index Portfolio Class 3                        120,257        2,540
SAST SA Invesco Growth Opportunities Portfolio Class 1                83,966      136,881
SAST SA Invesco Growth Opportunities Portfolio Class 3             1,788,360    2,543,084
SAST SA Invesco VCP Equity-Income Portfolio Class 3               40,962,734   36,471,620
SAST SA Janus Focused Growth Portfolio Class 3                     1,037,435    1,312,078
SAST SA JPMorgan Diversified Balanced Portfolio Class 1              220,639      493,429
SAST SA JPMorgan Diversified Balanced Portfolio Class 3            4,229,497    2,234,209
SAST SA JPMorgan Emerging Markets Portfolio Class 1                  133,606      180,990
SAST SA JPMorgan Emerging Markets Portfolio Class 3                1,508,542    1,631,537
SAST SA JPMorgan Equity-Income Portfolio Class 1                     634,749      895,314
SAST SA JPMorgan Equity-Income Portfolio Class 3                   1,951,163    1,789,495
SAST SA JPMorgan Global Equities Portfolio Class 1                   281,560       93,281
SAST SA JPMorgan Global Equities Portfolio Class 3                   483,152      391,437
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                      46,243      394,518
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                   7,067,273   14,148,146
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1                    271,376      268,958
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                  2,420,280    1,568,762
SAST SA Large Cap Growth Index Portfolio Class 3                      75,426        4,439
SAST SA Large Cap Index Portfolio Class 3                            951,778       13,087
SAST SA Large Cap Value Index Portfolio Class 3                       94,863        1,253
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1            2,147,517    1,178,182
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3            4,502,277    3,594,351
SAST SA Legg Mason Tactical Opportunities Class 3                  1,178,876       28,294
SAST SA MFS Blue Chip Growth Portfolio Class 1                       166,644      209,490
SAST SA MFS Blue Chip Growth Portfolio Class 3                     1,330,625    1,200,595
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1          379,365      234,532
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3        2,050,049    3,558,864
SAST SA MFS Telecom Utility Portfolio Class 1                        130,896      805,884
SAST SA MFS Telecom Utility Portfolio Class 3                        329,797    1,666,925
SAST SA MFS Total Return Portfolio Class 1                           282,981      505,108
SAST SA MFS Total Return Portfolio Class 3                         2,117,617    1,736,876
SAST SA Mid Cap Index Portfolio Class 3                               46,123          447
SAST SA Morgan Stanley International Equities Portfolio Class 1       94,093      163,517
SAST SA Morgan Stanley International Equities Portfolio Class 3    1,120,445    1,721,798
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1          171,397      385,390
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3          502,939      619,858
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3             29,664,869    9,458,704
SAST SA PineBridge High-Yield Bond Portfolio Class 1                 139,700      361,683
SAST SA PineBridge High-Yield Bond Portfolio Class 3               1,655,706    2,171,722

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                    Cost of    Proceeds from
Sub-accounts                                                       Purchases       Sales
------------                                                      ------------ -------------
SAST SA Putnam International Growth and Income Portfolio Class 1  $    110,191 $    147,339
SAST SA Putnam International Growth and Income Portfolio Class 3     1,005,250    1,573,767
SAST SA Schroders VCP Global Allocation Portfolio Class 3           13,829,787    4,586,562
SAST SA Small Cap Index Portfolio Class 3                               43,081          516
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3      5,869,977      227,482
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                34,046,477   19,580,361
SAST SA Templeton Foreign Value Portfolio Class 3                    3,524,493    3,556,332
SAST SA VCP Dynamic Allocation Portfolio Class 3                   213,721,580  109,956,670
SAST SA VCP Dynamic Strategy Portfolio Class 3                     107,455,095   70,012,825
SAST SA VCP Index Allocation Portfolio Class 3                      20,546,252      961,864
SAST SA WellsCap Aggressive Growth Portfolio Class 1                   220,345      144,629
SAST SA WellsCap Aggressive Growth Portfolio Class 3                 1,080,929      376,257
SAST SA WellsCap Fundamental Growth Portfolio Class 1                1,288,127    2,601,220
SAST SA WellsCap Fundamental Growth Portfolio Class 3                1,646,088    3,848,133
VALIC Company I International Equities Index Fund                       19,844       10,496
VALIC Company I Mid Cap Index Fund                                     215,799      203,385
VALIC Company I Nasdaq-100 Index Fund                                   43,260       36,036
VALIC Company I Small Cap Index Fund                                    47,735       17,891
VALIC Company I Stock Index Fund                                       121,286      239,690

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2018, follows:

                                                  December 31, 2018                    For the Year Ended December 31, 2018
                                       --------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 ------------------- --------------  ---------- -------------- --------------
                                                                                       Ratio
Sub-accounts                             Units   Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           --------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                            63,083 28.20      29.56       1,862,877       1.63     0.85   1.20    -5.75   -5.42
American Funds IS Asset Allocation
  Fund Class 4                            17,906            11.44         204,913       1.63            1.20            -5.97
American Funds IS Bond Fund Class 4        3,811             9.97          38,014       2.29            1.20            -2.07
American Funds IS Capital Income
  Builder Class 4                         15,691  9.55      10.11         155,822       3.02     1.10   1.70    -8.82   -8.27
American Funds IS Global Bond Fund
  Class 4                                  2,910             9.87          28,722       1.96            1.20            -2.79
American Funds IS Global Growth Fund
  Class 2                                122,767 37.46      43.14       4,912,786       0.68     0.85   1.72   -10.60   -9.82
American Funds IS Global Growth Fund
  Class 4                                 21,142 11.05      11.15         233,769       0.54     0.95   1.20   -10.33  -10.10
American Funds IS Global Small
  Capitalization Fund Class 4                167            10.14           1,690       0.00            1.20           -11.88
American Funds IS Growth Fund Class 2    126,476 40.46      46.60       5,377,163       0.44     0.85   1.72    -1.96   -1.10
American Funds IS Growth Fund Class 4      7,346            13.21          97,042       0.30            1.20            -1.70
American Funds IS Growth-Income Fund
  Class 2                                192,179 32.55      37.50       6,631,844       1.40     0.85   1.72    -3.47   -2.62
American Funds IS Growth-Income Fund
  Class 4                                 24,329 12.31      12.42         301,356       1.32     0.95   1.20    -3.23   -2.97
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                      235,716 10.23      11.10       2,630,870       7.25     1.10   1.55    -5.48   -5.05
AST SA PGI Asset Allocation Portfolio
  Class 1                                 60,654            41.46       2,514,834       2.58            1.52            -5.99
AST SA PGI Asset Allocation Portfolio
  Class 3                                136,660 16.07      23.75       3,212,079       2.35     0.85   1.90    -6.57   -5.57
AST SA Wellington Capital
  Appreciation Portfolio Class 1          66,350           122.29       8,113,652       0.00            1.52            -2.26
AST SA Wellington Capital
  Appreciation Portfolio Class 3         436,090 27.66      41.58      19,791,603       0.00     0.85   2.15    -3.11   -1.83
AST SA Wellington Government and
  Quality Bond Portfolio Class 1         101,174            21.23       2,148,356       2.07            1.52            -1.46
AST SA Wellington Government and
  Quality Bond Portfolio Class 3       2,228,564 11.25      17.55      31,444,499       1.82     0.85   2.15    -2.34   -1.06
AST SA Wellington Growth Portfolio
  Class 1                                     --            63.40              --       2.34            1.52             5.32
AST SA Wellington Growth Portfolio
  Class 3                                     -- 18.65      24.46              --       1.75     0.85   1.90     4.76    5.65
AST SA Wellington Natural Resources
  Portfolio Class 1                           --            45.99              --       4.00            1.52             3.61
AST SA Wellington Natural Resources
  Portfolio Class 3                           --  9.19       9.95              --       3.71     0.85   1.90     3.09    3.97
AST SA Wellington Strategic
  Multi-Asset Portfolio Class 3          169,234 10.28      10.37       1,746,644       1.63     1.15   1.55    -9.23   -8.87
BlackRock Global Allocation V.I. Fund
  Class III                                8,188  9.90      10.25          82,566       1.09     1.10   1.40    -8.87   -8.60
BlackRock iShares Alternative
  Strategies VI Fund Class III                -- 10.83      11.77              --       0.00     1.10   1.70     1.01    1.41
BlackRock iShares Dynamic Allocation
  V.I. Fund Class III                      4,521 10.30      10.69          47,886       1.06     1.10   1.40    -6.51   -6.22
Columbia VP Income Opportunities Fund
  Class 1                                  4,126 23.74      24.80         100,129       4.72     1.52   1.77    -5.45   -5.21
Columbia VP Large Cap Growth Fund
  Class 1                                 27,454 12.40      12.49         342,444       0.00     1.52   1.77    -5.63   -5.40
Columbia VP Limited Duration Credit
  Fund Class 2                             1,546             9.86          15,253       2.00            1.10            -1.12
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2            256,492 12.15      13.63       3,254,315       3.25     0.85   1.90   -11.36  -10.42
FTVIP Franklin Income VIP Fund Class 2   967,264 13.51      15.19      13,815,275       4.94     0.85   1.90    -6.11   -5.12
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2               8,594             9.36          80,430       2.73            1.20           -12.28
FTVIP Franklin Rising Dividends VIP
  Fund Class 2                               625            12.11           7,573       1.32            1.20            -6.21
FTVIP Franklin Strategic Income VIP
  Fund Class 2                             7,205  9.75      10.00          71,841       4.34     1.10   1.40    -3.50   -3.21
FTVIP Templeton Global Bond VIP Fund
  Class 2                                    159             9.69           1,540       0.00            1.20             0.72
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class            3,504            10.36          36,290       1.03            1.10            -5.39
Goldman Sachs VIT Government Money
  Market Fund Service Class              573,661  9.70       9.91       5,636,397       1.65     1.10   1.90    -0.44    0.37
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class     6,480  8.48       8.75          55,197       2.48     1.10   1.40    -8.39   -8.12
Invesco V.I. American Franchise Fund
  Series II                               54,569 21.02      22.29       1,155,353       0.00     0.85   1.90    -5.71   -4.71
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                          17,369  9.78      10.63         184,460       2.63     1.10   1.70    -8.29   -7.74
Invesco V.I. Comstock Fund Series II     738,109 15.41      23.97      13,454,757       1.49     0.85   2.15   -14.24  -13.11
Invesco V.I. Equity and Income Fund
  Series II                                2,315            10.48          24,273       2.09            1.20           -10.81
Invesco V.I. Growth and Income Fund
  Series II                            1,054,753 15.39      26.14      20,278,452       1.81     0.85   2.15   -15.44  -14.33
Lord Abbett Bond Debenture Portfolio
  Class VC                                 8,003 10.66      11.10          86,204       4.68     1.10   1.20    -5.17   -5.08
Lord Abbett Fundamental Equity
  Portfolio Class VC                       3,734            11.44          42,721       2.20            1.10            -9.17
Lord Abbett Growth and Income
  Portfolio Class VC                     483,330 13.85      21.47       8,194,259       1.30     0.85   2.15   -10.11   -8.93
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                 8,758 21.07      22.10         189,347       0.69     0.85   1.20   -16.06  -15.76
Lord Abbett Short Duration Income
  Portfolio Class VC                      18,707  9.97      10.24         190,385       3.47     1.10   1.70    -0.56    0.04
Morgan Stanley VIF Global
  Infrastructure Portfolio Class II        7,160  9.17       9.93          68,290       2.86     1.10   1.70    -9.45   -8.90
Neuberger Berman AMT US Equity Index
  PutWrite Strategy Portfolio              4,191             8.86          37,145       0.00            1.40            -8.09
PIMCO All Asset Portfolio Advisor
  Class                                    1,197            10.27          12,295       3.11            1.40            -6.77
PIMCO Dynamic Bond Portfolio Advisor
  Class                                    3,003            10.26          30,824       2.71            1.40            -0.49
PIMCO Emerging Markets Bond Portfolio
  Advisor Class                            2,708            10.57          28,628       4.35            1.10            -5.88
PVC Diversified International Account
  Class 2                                  4,754  6.94       7.14          33,289       2.14     1.55   1.70   -19.18  -19.05
PVC Equity Income Account Class 2         16,686 17.13      17.58         290,834       1.75     1.55   1.70    -6.84   -6.70
PVC Government & High Quality Bond
  Account Class 2                             73  7.84       8.04             577       3.61     1.55   1.70    -1.02   -0.87
PVC Income Account Class 2                 2,807 10.16      10.42          28,528       4.05     1.55   1.70    -1.23   -1.08
PVC LargeCap Growth Account Class 2        1,360            12.53          17,043       0.10            1.55            -8.97
PVC MidCap Account Class 2                32,448 22.23      22.73         722,912       0.05     1.55   1.70    -8.37   -8.23
PVC Principal Capital Appreciation
  Account Class 2                          6,497 23.17      23.77         151,878       0.99     1.55   1.70    -5.28   -5.13
PVC Real Estate Securities Account
  Class 2                                    396            31.26          12,376       1.64            1.55            -5.95
PVC SAM Balanced Portfolio Class 2       394,590 14.48      15.13       5,810,029       2.87     1.52   1.77    -6.92   -6.69
PVC SAM Conservative Balanced
  Portfolio Class 2                        3,207 10.39      14.12          33,979       3.26     1.55   1.77    -5.45   -5.24

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                    December 31, 2018                     For the Year Ended December 31, 2018
                                         ---------------------------------------------  ----------------------------------------
                                                                                        Investment    Expense         Total
                                                    Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                    ------------------- --------------  ---------- -------------- --------------
                                                                                          Ratio
Sub-accounts                               Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                             ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
PVC SAM Conservative Growth Portfolio
  Class 2                                    38,125 15.71      16.10         611,164       2.67     1.55   1.70    -8.40   -8.26
PVC SAM Flexible Income Portfolio
  Class 2                                     8,891 11.35      11.64         101,846       3.87     1.55   1.70    -3.86   -3.71
PVC SAM Strategic Growth Portfolio
  Class 2                                    15,978 17.07      17.51         278,903       2.22     1.55   1.70   -10.41  -10.28
PVC Short-Term Income Account Class 2         6,075  7.20       7.38          44,771       1.98     1.55   1.70    -0.49   -0.34
PVC SmallCap Account Class 2                  1,723            11.69          20,149       0.10            1.55           -12.54
SST SA Allocation Balanced Portfolio
  Class 3                                   935,414 14.01      15.30      13,806,038       4.63     1.15   1.90    -5.76   -5.05
SST SA Allocation Growth Portfolio
  Class 3                                   349,027 14.97      16.41       5,527,756       4.52     1.15   1.90    -8.95   -8.27
SST SA Allocation Moderate Growth
  Portfolio Class 3                         801,555 14.27      15.62      11,979,037       4.61     1.15   1.90    -7.71   -7.01
SST SA Allocation Moderate Portfolio
  Class 3                                   860,236 10.89      14.03      12,876,609       4.38     1.10   2.15    -6.99   -6.00
SST SA Columbia Focused Value
  Portfolio Class 3                             332            12.11           4,024       3.40            1.10           -13.11
SST SA Multi-Managed Diversified Fixed
  Income Portfolio Class 3                   13,621  9.96      10.17         137,538       3.02     1.10   1.40    -2.67   -2.37
SST SA Multi-Managed International
  Equity Portfolio Class 3                    5,192  9.59       9.61          49,813       2.66     1.10   1.40   -15.66  -15.41
SST SA Multi-Managed Large Cap
  Growth Portfolio Class 3                    3,308 12.70      13.48          43,760       0.39     1.10   1.40    -3.33   -3.04
SST SA Multi-Managed Mid Cap Growth
  Portfolio Class 3                             337            12.78           4,304       0.00            1.10            -4.79
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                           2,406            10.86          26,128       0.70            1.10           -13.03
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio Class 3      272,447 10.89      10.99       2,984,858       2.57     1.15   1.55   -10.18   -9.81
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                             258            12.53           3,227       0.00            1.70            -3.10
SST SA Wellington Real Return Portfolio
  Class 3                                 1,745,694 10.56      11.99      19,529,046       3.38     0.85   2.15    -2.34   -1.05
SAST SA AB Growth Portfolio Class 1         187,915            80.56      15,139,133       0.00            1.52             0.77
SAST SA AB Growth Portfolio Class 3         438,716 20.91      24.01      19,387,214       0.00     0.85   1.90     0.13    1.19
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                         838,934 18.40      20.05      19,559,676       0.32     0.85   2.15   -17.13  -16.04
SAST SA American Funds Asset
  Allocation Portfolio Class 3            2,591,098 13.22      15.88      43,833,399       3.21     1.00   1.90    -6.68   -5.83
SAST SA American Funds Global
  Growth Portfolio Class 3                  926,122 13.99      17.47      17,136,822       1.15     1.10   2.15   -11.22  -10.27
SAST SA American Funds Growth
  Portfolio Class 3                         710,440 17.12      19.87      14,981,731       0.96     1.10   2.15    -2.65   -1.62
SAST SA American Funds Growth-
  Income Portfolio Class 3                  685,834 16.03      17.89      12,694,173       2.66     1.10   2.15    -4.15   -3.13
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3     12,041,527 10.09      12.48     157,518,393       1.63     1.00   2.15    -7.16   -6.08
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3                 6,377,529 10.44      10.75      68,112,056       1.15     1.15   2.15    -7.77   -6.84
SAST SA Boston Company Capital
  Growth Portfolio Class 1                       --            16.12              --       0.75            1.52            13.12
SAST SA Boston Company Capital
  Growth Portfolio Class 3                       -- 17.28      19.63              --       0.23     0.85   1.90    12.59   13.54
SAST SA Columbia Technology Portfolio
  Class 1                                    47,678             5.52         263,340       0.00            1.52            -9.54
SAST SA Columbia Technology Portfolio
  Class 3                                   300,736  5.63      22.79       3,172,378       0.00     0.95   1.90   -10.08   -9.21
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                          99,621            11.88       1,183,882       1.10            1.52             0.01
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                       1,258,886  8.30      10.73      12,050,565       0.80     0.85   1.90    -0.68    0.37
SAST SA Dogs of Wall Street Portfolio
  Class 1                                    33,754            30.42       1,026,915       2.21            1.52            -1.82
SAST SA Dogs of Wall Street Portfolio
  Class 3                                   299,584 23.45      37.87       7,361,079       2.21     0.85   2.15    -2.68   -1.40
SAST SA Emerging Markets Equity
  Index Portfolio Class 3                     3,173  8.50       8.52          27,006       1.24     1.30   1.55   -14.97  -14.83
SAST SA Federated Corporate Bond
  Portfolio Class 1                          68,156            29.93       2,040,239       4.18            1.52            -4.32
SAST SA Federated Corporate Bond
  Portfolio Class 3                       2,252,918 15.56      25.86      41,688,620       4.05     0.85   2.15    -5.14   -3.89
SAST SA Fidelity Institutional AM Real
  Estate Portfolio Class 1                   28,561            34.57         987,282       2.29            1.52            -7.88
SAST SA Fidelity Institutional AM Real
  Estate Portfolio Class 3                  530,400 11.09      44.01       9,152,992       2.13     0.85   2.15    -8.74   -7.54
SAST SA Fixed Income Index Portfolio
  Class 3                                    56,648  9.77       9.82         554,623       5.26     1.15   1.55    -2.41   -2.02
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                    50,258  9.79       9.84         493,741       2.86     1.15   1.55    -1.22   -0.83
SAST SA Franklin Small Company Value
  Portfolio Class 3                         548,568 15.51      16.53       8,724,713       0.75     0.85   2.15   -14.87  -13.75
SAST SA Global Index Allocation 60-40
  Portfolio Class 3                         105,509  9.32       9.35         985,395       2.58     1.15   1.55    -6.78   -6.53
SAST SA Global Index Allocation 75-25
  Portfolio Class 3                         124,247  9.14       9.17       1,137,498       2.72     1.00   1.55    -8.65   -8.31
SAST SA Global Index Allocation 90-10
  Portfolio Class 3                         674,172  8.92       8.96       6,034,188       2.63     1.15   1.70   -10.75  -10.42
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                          38,055            21.84         831,052       3.70            1.52            -3.96
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                       1,559,287 11.17      17.08      19,892,579       3.94     0.85   2.15    -4.80   -3.54
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 3                144,264  9.27       9.31       1,339,509       0.99     1.15   1.55    -9.94   -9.58
SAST SA Index Allocation 60-40
  Portfolio Class 3                         959,769 10.24      10.35       9,899,562       4.70     1.15   1.70    -6.49   -5.97
SAST SA Index Allocation 80-20
  Portfolio Class 3                       1,886,344 10.34      10.45      19,612,565       4.16     1.00   1.55    -8.21   -7.70
SAST SA Index Allocation 90-10
  Portfolio Class 3                       3,051,660 10.39      10.47      31,859,841       4.43     1.15   1.55    -9.12   -8.75
SAST SA International Index Portfolio
  Class 3                                    11,781  8.73       8.77         103,157       3.85     1.15   1.55   -15.59  -15.25
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                          23,734            10.91         258,834       0.00            1.52            -6.20
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                         463,201 11.45      19.03       6,872,802       0.00     0.85   2.15    -7.05   -5.82
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                      12,250,209 11.30      12.10     144,164,689       2.58     0.95   2.15   -12.09  -11.02
SAST SA Janus Focused Growth
  Portfolio Class 3                         235,671 18.66      20.10       4,787,066       0.00     0.85   2.15    -1.12    0.19
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 1                          84,043            25.85       2,172,816       1.47            1.52            -9.10
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 3                         800,829 15.51      16.15      13,307,811       1.45     0.85   1.90    -9.71   -8.75
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                          62,357            17.88       1,114,733       2.21            1.52           -20.62
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                         452,261 10.02      23.45       6,018,113       2.00     0.85   2.15   -21.29  -20.26
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                         115,727            56.62       6,552,144       2.11            1.52            -5.91
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                         475,917 17.39      19.46       9,599,843       1.95     0.85   2.15    -6.73   -5.50
SAST SA JPMorgan Global Equities
  Portfolio Class 1                          40,052            29.85       1,195,378       1.95            1.52           -12.42
SAST SA JPMorgan Global Equities
  Portfolio Class 3                         105,262 12.53      12.75       1,813,763       1.55     1.10   1.90   -12.98  -12.28
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                          38,041            28.89       1,098,952       2.16            1.52            -2.06
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                       3,080,100 12.85      20.95      46,835,439       2.26     0.85   2.15    -2.82   -1.55
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                          72,586            23.64       1,715,884       0.00            1.52            -6.32
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                         320,806 20.25      21.72       7,281,046       0.00     0.85   2.15    -7.15   -5.93
SAST SA Large Cap Growth Index
  Portfolio Class 3                           6,681  9.57       9.58          63,919       0.62     1.30   1.55    -4.34   -4.18
SAST SA Large Cap Index Portfolio
  Class 3                                    83,921  9.80       9.85         825,519       2.74     1.15   1.55    -6.45   -6.08
SAST SA Large Cap Value Index
  Portfolio Class 3                           9,396  9.27       9.30          87,238       0.96     1.15   1.55    -7.25   -7.00

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                   December 31, 2018                     For the Year Ended December 31, 2018
                                        ---------------------------------------------  ----------------------------------------
                                                                                       Investment    Expense         Total
                                                   Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                   ------------------- --------------  ---------- -------------- --------------
                                                                                         Ratio
Sub-accounts                              Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1                  186,262            62.70      11,678,242       1.77            1.52           -10.02
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3                  717,513 15.94      26.37      18,952,460       1.44     0.85   2.15   -10.81   -9.63
SAST SA Legg Mason Tactical
  Opportunities Class 3                    115,437  9.51       9.56       1,100,455       2.60     1.15   1.55    -7.42   -7.04
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                         49,396            11.98         591,552       0.41            1.52            -6.69
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                        390,089 12.10      18.57       6,325,775       0.15     0.85   1.90    -7.27   -6.29
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                   54,654            44.76       2,446,136       0.88            1.52            -6.81
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3                  588,515 18.65      22.00      13,883,450       0.54     0.85   2.15    -7.66   -6.44
SAST SA MFS Telecom Utility Portfolio
  Class 1                                       --            27.23              --       4.63            1.52             2.58
SAST SA MFS Telecom Utility Portfolio
  Class 3                                       -- 18.61      20.19              --       4.16     0.85   1.90     2.10    2.96
SAST SA MFS Total Return Portfolio
  Class 1                                   71,203            41.72       2,970,742       2.06            1.52            -7.19
SAST SA MFS Total Return Portfolio
  Class 3                                  497,007 14.69      24.93       9,899,956       1.91     0.85   1.90    -7.77   -6.79
SAST SA Mid Cap Index Portfolio
  Class 3                                    4,326  9.09       9.11          39,350       1.38     1.15   1.30   -13.00  -12.87
SAST SA Morgan Stanley International
  Equities Portfolio Class 1                97,972            13.89       1,361,176       1.27            1.52           -15.27
SAST SA Morgan Stanley International
  Equities Portfolio Class 3               518,897  9.52       9.84       6,112,400       0.96     0.85   2.15   -15.97  -14.87
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1               38,192            34.69       1,324,896       1.09            1.52            -9.26
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3              163,275 16.55      23.42       3,369,892       0.89     0.85   2.15   -10.09   -8.90
SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3                      9,471,264 10.79      11.38     112,356,752       2.97     1.10   2.15    -9.16   -8.19
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                         57,458            31.15       1,789,815       6.63            1.52            -5.34
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                        402,170 14.02      23.37       6,832,908       6.78     0.85   2.15    -6.11   -4.87
SAST SA Putnam International Growth
  and Income Portfolio Class 1              82,754            14.79       1,224,245       3.17            1.52           -18.89
SAST SA Putnam International Growth
  and Income Portfolio Class 3             459,796  8.07      12.47       5,480,428       2.77     0.85   1.90   -19.37  -18.52
SAST SA Schroders VCP Global
  Allocation Portfolio Class 3           5,251,588 10.68      10.92      56,978,066       2.17     1.15   1.90   -10.74  -10.06
SAST SA Small Cap Index Portfolio
  Class 3                                    3,999  8.80       8.83          35,292       0.48     1.30   1.55   -13.25  -13.03
SAST SA T. Rowe Price Asset Allocation
  Growth Portfolio Class 3                 559,598  9.54       9.60       5,357,074       1.38     1.10   1.55    -7.19   -6.77
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                      9,388,068 11.11      11.51     106,803,345       2.57     0.95   2.15    -9.09   -7.98
SAST SA Templeton Foreign Value
  Portfolio Class 3                      1,581,049  9.32      10.71      19,000,017       4.33     0.85   2.15   -18.15  -17.07
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                     65,969,161 12.44      13.52     861,416,090       3.79     0.95   2.15    -8.82   -7.71
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                     41,660,430 12.23      13.05     532,859,889       3.89     1.15   2.15    -9.17   -8.25
SAST SA VCP Index Allocation Portfolio
  Class 3                                1,899,704  9.47       9.53      18,026,135       4.99     1.00   1.55    -8.86   -8.35
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                         51,994            24.70       1,284,032       0.00            1.52            -8.20
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                        145,349 14.73      16.00       2,519,595       0.00     0.85   1.90    -8.78   -7.82
SAST SA WellsCap Fundamental Growth
  Portfolio Class 1                             --            41.00              --       0.00            1.52            11.94
SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                             -- 16.78      22.16              --       0.00     0.85   1.90    11.38   12.33
VALIC Company I International Equities
  Index Fund                                14,672  9.13       9.81         143,905       2.07     1.10   1.70   -15.21  -14.69
VALIC Company I Mid Cap Index Fund          59,934 10.70      12.24         723,112       1.00     1.10   1.70   -12.93  -12.41
VALIC Company I Nasdaq-100 Index
  Fund                                      11,636 13.42      15.32         173,603       0.55     1.10   1.70    -2.31   -1.72
VALIC Company I Small Cap Index Fund        17,426 10.46      12.31         206,849       1.03     1.10   1.70   -12.73  -12.20
VALIC Company I Stock Index Fund            80,062 11.86      13.05       1,037,307       1.60     1.10   1.70    -6.33   -5.77

                                                  December 31, 2017                    For the Year Ended December 31, 2017
                                       --------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 ------------------- --------------  ---------- -------------- --------------
                                                                                       Ratio
Sub-accounts                             Units   Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           --------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                            71,216 29.92      31.25       2,223,843       1.53     0.85   1.20   14.85    15.25
American Funds IS Asset Allocation
  Fund Class 4                            13,847            12.17         168,535       1.75            1.20            14.53
American Funds IS Bond Fund Class 4        3,873            10.19          39,452       2.02            1.20             2.06
American Funds IS Capital Income
  Builder Class 4                         11,239 10.47      11.02         120,964       2.42     1.10   1.70   10.76    11.42
American Funds IS Global Bond Fund
  Class 4                                  2,923            10.15          29,679       0.37            1.20             5.36
American Funds IS Global Growth Fund
  Class 2                                136,091 41.91      47.84       6,054,456       0.63     0.85   1.72   29.24    30.36
American Funds IS Global Growth Fund
  Class 4                                 21,149 12.33      12.40         260,743       0.61     0.95   1.20   29.56    29.88
American Funds IS Growth Fund Class 2    156,712 41.27      47.11       6,758,981       0.49     0.85   1.72   26.11    27.21
American Funds IS Growth Fund Class 4      5,902            13.44          79,309       0.32            1.20            26.46
American Funds IS Growth-Income Fund
  Class 2                                234,473 33.72      38.51       8,337,919       1.32     0.85   1.72   20.30    21.35
American Funds IS Growth-Income Fund
  Class 4                                 24,433 12.72      12.80         312,174       1.38     0.95   1.20   20.62    20.93
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                       80,961 10.78      11.74         959,308       2.50     1.10   1.55    4.52     4.99
AST SA PGI Asset Allocation Portfolio
  Class 1                                 70,678            44.10       3,117,191       2.79            1.52            12.04
AST SA PGI Asset Allocation Portfolio
  Class 3                                147,760 17.19      25.15       3,764,870       2.43     0.85   1.90   11.34    12.51
AST SA Wellington Capital
  Appreciation Portfolio Class 1          72,525           125.11       9,073,551       0.00            1.52            30.78
AST SA Wellington Capital
  Appreciation Portfolio Class 3         529,475 28.55      42.36      25,313,415       0.00     0.85   2.15   29.64    31.33
AST SA Wellington Government and
  Quality Bond Portfolio Class 1         106,872            21.55       2,302,872       1.79            1.52             1.39
AST SA Wellington Government and
  Quality Bond Portfolio Class 3       2,558,786 11.52      17.74      37,195,801       1.60     0.85   2.15    0.57     1.88
AST SA Wellington Growth Portfolio
  Class 1                                 56,489            60.19       3,400,283       1.15            1.52            17.98
AST SA Wellington Growth Portfolio
  Class 3                                142,258 17.80      23.15       5,489,659       0.92     0.85   1.90   17.24    18.48
AST SA Wellington Natural Resources
  Portfolio Class 1                       22,175            44.39         984,414       2.49            1.52            13.33
AST SA Wellington Natural Resources
  Portfolio Class 3                      238,158  8.91       9.57       3,947,258       2.19     0.85   1.90   12.62    13.81
AST SA Wellington Strategic
  Multi-Asset Portfolio Class 3           64,125 11.32      11.38         728,261       0.17     1.15   1.55   14.28    14.74
BlackRock Global Allocation V.I. Fund
  Class III                                5,539 10.87      11.21          60,756       1.33     1.10   1.40   12.13    12.47
BlackRock iShares Alternative
  Strategies VI Fund Class III             6,830 10.72      11.60          75,778       3.10     1.10   1.70   10.56    11.22
BlackRock iShares Dynamic Allocation
  V.I. Fund Class III                      2,282 11.02      11.40          25,576       2.30     1.10   1.40   13.13    13.47
BLK iShares Dynamic Fixed Income VI
  Fund Class III                           3,217            10.25          32,981       1.91            1.10             2.47

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                  December 31, 2017                     For the Year Ended December 31, 2017
                                       ---------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                  ------------------- --------------  ---------- -------------- --------------
                                                                                        Ratio
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
Columbia VP Income Opportunities Fund
  Class 1                                   5,497 25.10      26.16         140,349       5.69     1.52   1.77     4.69    4.96
Columbia VP Large Cap Growth Fund
  Class 1                                  33,703 13.14      13.20         444,482       0.00     1.52   1.77   -27.93   25.90
Columbia VP Limited Duration Credit
  Fund Class 2                              1,183             9.98          11,806       1.67            1.10             0.69
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2             256,021 13.71      15.22       3,645,810       2.79     0.85   1.90     9.88   11.03
FTVIP Franklin Income VIP Fund Class 2  1,026,792 14.39      16.01      15,530,400       4.07     0.85   1.90     7.62    8.75
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2                7,242            10.67          77,270       0.35            1.20             7.31
FTVIP Franklin Rising Dividends VIP
  Fund Class 2                                625            12.91           8,063       1.34            1.20            19.12
FTVIP Franklin Strategic Income VIP
  Fund Class 2                              2,492 10.10      10.33          25,549       3.05     1.10   1.40     3.11    3.42
FTVIP Templeton Global Bond VIP Fund
  Class 2                                     160             9.62           1,541       0.00            1.20             0.71
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class             1,176            10.95          12,880       0.15            1.10            11.88
Goldman Sachs VIT Government Money
  Market Fund Service Class               233,020  9.74       9.86       2,289,243       0.65     1.15   1.90    -1.38   -0.64
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class      5,605             9.26          51,886       2.20            1.40             3.69
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                          863             9.12           7,870       0.69            1.10            -3.39
Invesco V.I. American Franchise Fund
  Series II                                55,494 22.30      23.40       1,228,143       0.00     0.85   1.90    24.64   25.95
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                              626 10.67      11.53           6,966       3.47     1.10   1.70     7.99    8.63
Invesco V.I. Comstock Fund Series II      772,891 17.97      27.58      16,397,707       1.95     0.85   2.15    15.08   16.58
Invesco V.I. Equity and Income Fund
  Series II                                 2,323            11.75          27,310       0.00            1.20             9.46
Invesco V.I. Growth and Income Fund
  Series II                             1,137,787 18.20      30.51      25,939,361       1.30     0.85   2.15    11.62   13.07
Lord Abbett Bond Debenture Portfolio
  Class VC                                  7,136 11.24      11.70          81,133       6.14     1.10   1.20     7.91    8.02
Lord Abbett Fundamental Equity
  Portfolio Class VC                        1,708            12.60          21,512       1.15            1.10            11.35
Lord Abbett Growth and Income
  Portfolio Class VC                      588,039 15.40      23.57      11,076,720       1.30     0.85   2.15    10.98   12.42
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                  9,317 25.11      26.24         240,502       0.73     0.85   1.20     5.56    5.93
Lord Abbett Short Duration Income
  Portfolio Class VC                       19,015 10.02      10.24         193,771       4.39     1.10   1.70     0.47    1.07
Morgan Stanley VIF Global
  Infrastructure Portfolio Class II         7,167 10.13      10.90          75,336       2.08     1.10   1.70    10.65   11.32
Neuberger Berman AMT US Equity Index
  PutWrite Strategy Portfolio               4,223             9.64          40,721       0.00            1.40             5.20
PIMCO All Asset Portfolio Advisor
  Class                                     1,197            11.02          13,188       4.60            1.40            11.81
PIMCO Dynamic Bond Portfolio Advisor
  Class                                     2,690            10.31          27,747       1.74            1.40             3.45
PIMCO Emerging Markets Bond Portfolio
  Advisor Class                             2,162            11.23          24,281       5.13            1.10             8.57
PVC Diversified International Account
  Class 2                                   4,570  8.59       8.82          39,527       1.12     1.55   1.70    26.63   26.82
PVC Equity Income Account Class 2          18,928 18.39      18.84         353,140       1.93     1.55   1.70    18.74   18.92
PVC Government & High Quality Bond
  Account Class 2                              73  7.92       8.11             585       3.75     1.55   1.70    -0.20   -0.05
PVC Income Account Class 2                  3,261 10.29      10.53          33,555       3.03     1.55   1.70     3.11    3.26
PVC LargeCap Growth Account Class 2         1,413            13.76          19,454       0.16            1.55            32.48
PVC MidCap Account Class 2                 35,050 24.26      24.76         852,013       0.32     1.55   1.70    23.09   23.27
PVC Principal Capital Appreciation
  Account Class 2                           7,071 24.46      25.06         174,285       0.98     1.55   1.70    18.44   18.61
PVC Real Estate Securities Account
  Class 2                                     396            33.24          13,159       1.48            1.55             7.27
PVC SAM Balanced Portfolio Class 2        439,510 15.56      16.22       6,943,462       1.94     1.52   1.77    12.87   13.15
PVC SAM Conservative Balanced
  Portfolio Class 2                         3,245 10.97      14.94          36,481       2.32     1.55   1.77     9.20    9.44
PVC SAM Conservative Growth Portfolio
  Class 2                                  39,077 17.15      17.55         683,059       1.39     1.55   1.70    17.45   17.63
PVC SAM Flexible Income Portfolio
  Class 2                                   9,290 11.81      12.09         110,698       2.83     1.55   1.70     6.32    6.47
PVC SAM Strategic Growth Portfolio
  Class 2                                  17,002 19.05      19.51         330,426       1.29     1.55   1.70    19.90   20.08
PVC Short-Term Income Account Class 2       6,179  7.24       7.40          45,697       1.80     1.55   1.70     0.07    0.22
PVC SmallCap Account Class 2                1,752            13.37          23,430       0.15            1.55            10.84
SST SA Allocation Balanced Portfolio
  Class 3                                 947,174 14.87      16.11      14,718,638       1.56     1.15   1.90     8.45    9.27
SST SA Allocation Growth Portfolio
  Class 3                                 188,198 16.44      17.88       3,244,628       1.10     1.15   1.90    15.61   16.48
SST SA Allocation Moderate Growth
  Portfolio Class 3                       725,496 15.47      16.80      11,654,394       1.44     1.15   1.90    12.98   13.83
SST SA Allocation Moderate Portfolio
  Class 3                                 884,154 15.08      16.21      14,100,179       1.43     1.30   2.15    10.88   11.83
SST SA Columbia Focused Value
  Portfolio Class 3                           332            13.94           4,631       1.63            1.10            20.07
SST SA Multi-Managed Diversified
  Fixed Income Portfolio Class 3            9,650 10.23      10.41          99,619       2.78     1.10   1.40     2.29    2.60
SST SA Multi-Managed International
  Equity Portfolio Class 3                  4,648 11.33      11.39          52,769       2.36     1.10   1.40    24.66   25.04
SST SA Multi-Managed Large Cap Growth
  Portfolio Class 3                         3,177 13.14      13.91          43,359       0.40     1.10   1.40    25.61   25.99
SST SA Multi-Managed Mid Cap Growth
  Portfolio Class 3                           337            13.42           4,521       0.00            1.10            24.62
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                         2,406            12.49          30,043       1.09            1.10            11.40
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio Class 3    124,538 12.13      12.19       1,514,972       2.39     1.15   1.55    17.65   18.12
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                           258            12.93           3,335       0.00            1.70            30.65
SST SA Wellington Real Return
  Portfolio Class 3                     1,931,497 10.81      12.12      21,976,277       2.22     0.85   2.15    -0.23    1.07
SAST SA AB Growth Portfolio Class 1       120,117            79.95       9,603,490       0.04            1.52            30.01
SAST SA AB Growth Portfolio Class 3       165,672 20.66      23.98       7,691,545       0.00     0.85   1.90    29.20   30.56
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                       862,289 22.20      23.88      24,483,204       0.14     0.85   2.15    10.41   11.85
SAST SA American Funds Asset
  Allocation Portfolio Class 3          1,486,611 14.04      17.01      26,685,638       0.87     1.00   1.90    13.71   14.74
SAST SA American Funds Global Growth
  Portfolio Class 3                     1,030,416 15.59      19.68      21,327,118       0.92     1.10   2.15    28.32   29.67
SAST SA American Funds Growth
  Portfolio Class 3                       777,619 17.40      20.42      16,736,388       0.46     1.10   2.15    25.22   26.54
SAST SA American Funds Growth- Income
  Portfolio Class 3                       785,082 16.55      18.66      15,342,992       1.63     1.10   2.15    19.44   20.70
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3   10,950,021 13.44      14.17     153,040,305       0.78     1.15   2.15    12.03   13.15
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3               5,847,458 11.32      11.54      67,170,399       0.01     1.15   2.15     9.67   10.76
SAST SA Boston Company Capital Growth
  Portfolio Class 1                        19,664            14.25         280,300       0.32            1.52            21.93
SAST SA Boston Company Capital Growth
  Portfolio Class 3                       172,710 15.22      17.44       2,578,276       0.09     0.85   1.90    21.17   22.44
SAST SA Columbia Technology Portfolio
  Class 1                                  52,906             6.11         323,045       0.00            1.52            33.16
SAST SA Columbia Technology Portfolio
  Class 3                                 279,806  6.20      25.34       3,172,910       0.00     0.95   1.90    32.32   33.58
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                       102,824            11.88       1,221,883       0.31            1.52            -0.81
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                     1,352,882  8.35      10.69      12,867,421       0.03     0.85   1.90    -1.43   -0.39
SAST SA Dogs of Wall Street Portfolio
  Class 1                                  45,832            30.99       1,420,150       2.25            1.52            17.03

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                  December 31, 2017                     For the Year Ended December 31, 2017
                                       ---------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                  ------------------- --------------  ---------- -------------- --------------
                                                                                        Ratio
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Dogs of Wall Street Portfolio
  Class 3                                 332,992 24.09      38.41       8,463,544       2.22     0.85   2.15   16.01    17.52
SAST SA Federated Corporate Bond
  Portfolio Class 1                        72,713            31.29       2,274,978       4.22            1.52             5.03
SAST SA Federated Corporate Bond
  Portfolio Class 3                     2,552,285 16.40      26.90      49,823,787       4.36     0.85   2.15    4.12     5.47
SAST SA Fidelity Institutional AM
  Real Estate Portfolio Class 1            34,738            37.52       1,303,471       2.94            1.52             3.80
SAST SA Fidelity Institutional AM
  Real Estate Portfolio Class 3           603,454 12.15      47.60      11,595,243       2.58     0.85   2.15    2.89     4.23
SAST SA Fixed Income Index Portfolio
  Class 3                                   5,160 10.01      10.02          51,675       0.00     1.15   1.55    0.10     0.20
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                     404             9.91           4,003       0.00            1.55            -0.89
SAST SA Franklin Small Company Value
  Portfolio Class 3                       565,091 18.22      19.16      10,460,782       0.34     0.85   2.15    7.22     8.62
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                        44,259            22.74       1,006,378       3.27            1.52             5.20
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                     1,609,286 11.74      17.70      21,589,068       2.90     0.85   2.15    4.28     5.65
SAST SA Index Allocation 60-40
  Portfolio Class 3                       247,250 10.97      11.01       2,717,199       0.68     1.15   1.55    9.67    10.06
SAST SA Index Allocation 80-20
  Portfolio Class 3                       844,810 11.27      11.31       9,544,053       0.96     1.15   1.55   12.69    13.09
SAST SA Index Allocation 90-10
  Portfolio Class 3                     1,077,272 11.44      11.48      12,344,776       1.13     1.15   1.55   14.37    14.78
SAST SA International Index Portfolio
  Class 3                                     387            10.34           4,001       1.80            1.30             3.44
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                        30,268            11.63         351,909       0.00            1.52            22.97
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                       544,261 12.15      20.47       8,586,319       0.00     0.85   2.15   21.90    23.49
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                    12,345,151 12.85      13.59     163,931,158       0.90     0.95   2.15    7.66     8.95
SAST SA Janus Focused Growth
  Portfolio Class 3                       262,349 18.87      20.06       5,342,729       0.00     0.85   2.15   27.08    28.73
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 1                        98,903            28.44       2,813,079       1.62            1.52            12.84
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 3                       734,399 17.17      17.70      13,538,398       1.42     0.85   1.90   12.13    13.31
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                        65,328            22.52       1,471,271       2.01            1.52            40.14
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                       453,299 12.72      29.40       7,702,069       1.71     0.85   2.15   38.92    40.73
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                       127,921            60.17       7,697,607       2.05            1.52            16.51
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                       499,776 18.65      20.60      10,734,698       1.94     0.85   2.15   15.49    17.00
SAST SA JPMorgan Global Equities
  Portfolio Class 1                        40,106            34.08       1,366,708       1.75            1.52            22.47
SAST SA JPMorgan Global Equities
  Portfolio Class 3                       107,853 14.28      14.66       2,239,833       1.61     1.10   1.90   21.71    22.68
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                        50,420            29.50       1,487,146       2.53            1.52             2.39
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                     3,559,165 13.22      21.28      55,503,550       2.20     0.85   2.15    1.49     2.82
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                        80,674            25.24       2,035,821       0.00            1.52            27.70
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                       321,553 21.53      23.39       7,784,279       0.00     0.85   2.15   26.58    28.23
SAST SA Legg Mason BW Large Cap Value
  Portfolio Class 1                       187,691            69.68      13,078,765       1.73            1.52            18.76
SAST SA Legg Mason BW Large Cap Value
  Portfolio Class 3                       710,185 17.87      29.18      21,777,831       1.54     0.85   2.15   17.72    19.26
SAST SA Legg Mason Tactical
  Opportunities Class 3                     3,601 10.28      10.29          37,027       0.31     1.15   1.55    2.76     2.85
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                        55,712            12.83         715,022       0.72            1.52            25.13
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                       404,083 12.91      20.03       7,011,959       0.48     0.85   1.90   24.34    25.65
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                  56,319            48.03       2,704,926       1.05            1.52            21.56
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3                 679,930 20.20      23.52      17,539,771       0.81     0.85   2.15   20.50    22.07
SAST SA MFS Telecom Utility Portfolio
  Class 1                                  29,292            26.55         777,578       2.69            1.52            13.27
SAST SA MFS Telecom Utility Portfolio
  Class 3                                  75,874 18.23      19.61       1,533,845       2.46     0.85   1.90   12.56    13.74
SAST SA MFS Total Return Portfolio
  Class 1                                  80,751            44.95       3,629,942       2.42            1.52            10.54
SAST SA MFS Total Return Portfolio
  Class 3                                 492,338 15.93      26.75      10,951,682       2.41     0.85   1.90    9.85    11.00
SAST SA Mid Cap Index Portfolio
  Class 3                                     113            10.45           1,178       0.59            1.30             4.50
SAST SA Morgan Stanley International
  Equities Portfolio Class 1              104,137            16.40       1,707,605       1.20            1.52            23.17
SAST SA Morgan Stanley International
  Equities Portfolio Class 3              562,691 11.33      11.56       7,920,738       0.98     0.85   2.15   22.09    23.68
SAST SA Oppenheimer Main Street Large
  Cap Portfolio Class 1                    45,860            38.23       1,753,324       1.04            1.52            15.11
SAST SA Oppenheimer Main Street Large
  Cap Portfolio Class 3                   176,548 18.41      25.71       4,031,814       0.85     0.85   2.15   14.11    15.60
SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3                     9,363,132 11.75      12.53     121,336,298       0.19     1.10   2.15   13.72    14.92
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                        67,406            32.91       2,218,162       8.99            1.52             8.08
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                       447,759 14.94      24.57       8,159,074       8.92     0.85   2.15    7.14     8.54
SAST SA Putnam International Growth
  and Income Portfolio Class 1             85,934            18.24       1,567,375       1.56            1.52            22.62
SAST SA Putnam International Growth
  and Income Portfolio Class 3            489,393 10.00      15.31       7,397,965       1.19     0.85   1.90   21.85    23.13
SAST SA Schroders VCP Global
  Allocation Portfolio Class 3          4,904,265 11.91      12.14      59,279,225       0.00     1.15   2.15   10.69    11.80
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio Class 3      13,952            10.29         143,541       0.10            1.30             2.88
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                     8,914,698 12.23      12.51     110,615,734       0.03     0.95   2.15   16.38    17.78
SAST SA Templeton Foreign Value
  Portfolio Class 3                     1,638,818 11.39      12.91      24,104,772       2.44     0.85   2.15   18.89    20.44
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                    67,549,971 13.64      14.64     959,825,435       1.11     0.95   2.15   17.40    18.82
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                    43,732,270 13.46      14.22     610,999,598       1.08     1.15   2.15   15.85    17.01
SAST SA VCP Index Allocation
  Portfolio Class 3                        72,560            10.39         753,797       0.18     1.15   1.55    3.85     3.95
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                        55,955            26.90       1,505,241       0.00            1.52            27.64
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                       130,005 16.15      17.36       2,436,791       0.00     0.85   1.90   26.84    28.17
SAST SA WellsCap Fundamental Growth
  Portfolio Class 1                        62,000            36.63       2,271,052       0.27            1.52            33.64
SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                       111,758 14.94      19.90       3,272,251       0.02     0.85   1.90   32.80    34.20
VALIC Company I International
  Equities Index Fund                      13,979 10.76      11.50         160,870       2.20     1.10   1.70   22.26    22.99
VALIC Company I Mid Cap Index Fund         61,663 12.29      13.98         850,458       0.90     1.10   1.70   13.96    14.64
VALIC Company I Nasdaq-100 Index Fund      11,456 13.74      15.59         174,273       0.36     1.10   1.70   30.07    30.85
VALIC Company I Small Cap Index Fund       15,982 11.98      14.02         215,749       1.01     1.10   1.70   12.46    13.13
VALIC Company I Stock Index Fund           90,938 12.66      13.85       1,251,868       1.37     1.10   1.70   19.37    20.09

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                  December 31, 2016                    For the Year Ended December 31, 2016
                                       --------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 ------------------- --------------  ---------- -------------- --------------
                                                                                       Ratio
Sub-accounts                             Units   Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           --------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                            76,030 26.05      27.12       2,059,875       1.55     0.85   1.20    8.11     8.49
American Funds IS Asset Allocation
  Fund Class 4                             4,706            10.63          50,010       1.10            1.20             7.87
American Funds IS Bond Fund Class 4        3,343             9.98          33,363       1.19            1.20             1.58
American Funds IS Capital Income
  Builder Class 4                          8,704  9.45       9.89          84,242       3.77     1.10   1.70    2.04     2.65
American Funds IS Global Bond Fund
  Class 4                                  2,937             9.64          28,299       0.48            1.20             1.20
American Funds IS Global Growth Fund
  Class 2                                171,332 32.43      36.70       5,866,875       0.87     0.85   1.72   -1.09    -0.23
American Funds IS Global Growth Fund
  Class 4                                 19,959  9.51       9.55         189,919       0.70     0.95   1.20   -0.82    -0.58
American Funds IS Growth Fund Class 2    193,548 32.72      37.03       6,600,731       0.72     0.85   1.72    7.63     8.56
American Funds IS Growth-Income Fund
  Class 2                                288,014 28.03      31.74       8,472,212       1.37     0.85   1.72    9.62    10.58
American Funds IS Growth-Income Fund
  Class 4                                 20,290 10.55      10.59         214,666       1.02     0.95   1.20    9.93    10.21
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                       28,362 10.27      11.23         319,766       2.16     1.10   1.55    4.64     5.11
AST SA PGI Asset Allocation Portfolio
  Class 1                                 88,858            39.36       3,497,797       2.85            1.52             9.11
AST SA PGI Asset Allocation Portfolio
  Class 3                                148,944 15.44      22.35       3,515,367       2.73     0.85   1.90    8.42     9.57
AST SA Wellington Capital
  Appreciation Portfolio Class 1          81,019            95.66       7,750,430       0.00            1.52             0.45
AST SA Wellington Capital
  Appreciation Portfolio Class 3         586,629 22.02      32.25      22,332,435       0.00     0.85   2.15   -0.43     0.87
AST SA Wellington Government and
  Quality Bond Portfolio Class 1         119,432            21.25       2,538,301       1.42            1.52            -0.06
AST SA Wellington Government and
  Quality Bond Portfolio Class 3       2,537,271 11.45      17.41      36,832,968       1.74     0.85   2.15   -0.93     0.36
AST SA Wellington Growth Portfolio
  Class 1                                 61,949            51.02       3,160,577       0.97            1.52             5.78
AST SA Wellington Growth Portfolio
  Class 3                                164,474 15.19      19.54       5,484,254       0.74     0.85   1.90    5.12     6.23
AST SA Wellington Natural Resources
  Portfolio Class 1                       23,497            39.17         920,390       4.09            1.52            28.00
AST SA Wellington Natural Resources
  Portfolio Class 3                      271,328  7.91       8.41       4,124,074       4.11     0.85   1.90   27.20    28.54
AST SA Wellington Strategic
  Multi-Asset Portfolio Class 3              694             9.91           6,876       0.00            1.30            -0.87
BlackRock Global Allocation V.I. Fund
  Class III                                4,762  9.69       9.97          46,406       1.42     1.10   1.40    2.37     2.67
BlackRock iShares Alternative
  Strategies VI Fund Class III             4,389  9.70      10.18          43,972       3.59     1.40   1.70    4.43     4.75
BlackRock iShares Dynamic Allocation
  V.I. Fund Class III                      1,152             9.74          11,220       1.91            1.40             4.69
BLK iShares Dynamic Fixed Income VI
  Fund Class III                           2,880            10.00          28,815       1.71            1.10             2.19
Columbia VP Income Opportunities Fund
  Class 1                                  4,535 23.98      24.93         110,152      11.06     1.52   1.77    8.99     9.26
Columbia VP Large Cap Growth Fund
  Class 1                                 40,064 10.44      10.46         418,866       0.00     1.52   1.77    4.41     4.59
Columbia VP Limited Duration Credit
  Fund Class 2                               743             9.91           7,361       3.67            1.10             4.13
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2            253,987 12.47      13.71       3,274,800       3.74     0.85   1.90   11.06    12.23
FTVIP Franklin Income VIP Fund Class 2 1,036,403 13.38      14.72      14,437,670       4.97     0.85   1.90   11.88    13.06
FTVIP Franklin Rising Dividends VIP
  Fund Class 2                               437            10.84           4,737       0.00            1.20            14.66
FTVIP Franklin Strategic Income VIP
  Fund Class 2                             2,304  9.80       9.99          22,847       4.82     1.10   1.40    6.44     6.76
FTVIP Templeton Global Bond VIP Fund
  Class 2                                    135             9.55           1,293       0.00            1.20             1.71
Goldman Sachs VIT Government Money
  Market Fund Service Class               73,488  9.88       9.92         728,325       0.04     1.30   1.90   -1.23    -0.84
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class     4,440             8.93          39,639       0.93            1.40            -1.12
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                         520             9.44           4,907       1.91            1.10            -0.36
Invesco V.I. American Franchise Fund
  Series II                               55,000 17.89      18.57         975,093       0.00     0.85   1.90    0.10     1.16
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                             548             9.88           5,417       0.19            1.70             9.64
Invesco V.I. Comstock Fund Series II     859,634 15.62      23.66      15,784,092       1.31     0.85   2.15   14.51    16.00
Invesco V.I. Growth and Income Fund
  Series II                            1,263,588 16.31      26.98      25,857,432       0.88     0.85   2.15   16.90    18.42
Lord Abbett Bond Debenture Portfolio
  Class VC                                 2,592 10.41      10.83          27,876       5.03     1.10   1.20   10.80    10.91
Lord Abbett Fundamental Equity
  Portfolio Class VC                         455            11.31           5,151       1.03            1.10            14.48
Lord Abbett Growth and Income
  Portfolio Class VC                     657,268 13.88      20.97      11,139,339       1.48     0.85   2.15   14.63    16.13
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                 6,036            24.77         149,514       0.51            0.85            15.41
Lord Abbett Short Duration Income
  Portfolio Class VC                      10,357  9.98      10.13         104,616       3.08     1.10   1.70    1.73     2.34
Morgan Stanley VIF Global
  Infrastructure Portfolio Class II        4,090  9.16       9.67          38,753       1.20     1.40   1.70   13.03    13.37
Neuberger Berman AMT US Equity Index
  PutWrite Strategy Portfolio              3,122             9.17          28,619       0.00            1.40            -2.02
PIMCO All Asset Portfolio Advisor
  Class                                    1,197             9.86          11,795       2.43            1.40            11.34
PIMCO Dynamic Bond Portfolio Advisor
  Class                                    1,992             9.97          19,856       1.39            1.40             3.18
PIMCO Emerging Markets Bond Portfolio
  Advisor Class                            2,244            10.35          23,219       5.39            1.10            11.96
PVC Diversified International Account
  Class 2                                 12,942  6.78       6.96          89,440       2.06     1.55   1.70   -1.57    -1.42
PVC Equity Income Account Class 2         20,788 15.49      15.84         326,306       2.28     1.55   1.70   13.49    13.66
PVC Government & High Quality Bond
  Account Class 2                             73  7.94       8.11             587       3.40     1.55   1.70   -0.17    -0.02
PVC Income Account Class 2                 6,334  9.97      10.20          63,745       3.77     1.55   1.70    3.74     3.90
PVC LargeCap Growth Account Class 2        1,440            10.39          14,962       0.08            1.55            -6.83
PVC MidCap Account Class 2                38,293 19.71      20.09         756,035       0.11     1.55   1.70    8.26     8.42
PVC Principal Capital Appreciation
  Account Class 2                          8,744 20.65      21.12         182,089       0.88     1.55   1.70    7.02     7.18
PVC Real Estate Securities Account
  Class 2                                    396            30.99          12,267       1.26            1.55             3.91
PVC SAM Balanced Portfolio Class 2       464,048 13.78      14.33       6,493,510       1.88     1.52   1.77    4.75     5.02
PVC SAM Conservative Balanced
  Portfolio Class 2                        4,142 10.02      13.68          42,449       1.27     1.55   1.77    4.22     4.45
PVC SAM Conservative Growth Portfolio
  Class 2                                 42,467 14.60      14.92         631,322       1.20     1.55   1.70    4.97     5.12
PVC SAM Flexible Income Portfolio
  Class 2                                 12,963 11.10      11.35         145,753       1.60     1.55   1.70    4.94     5.10
PVC SAM Strategic Growth Portfolio
  Class 2                                 18,293 15.89      16.25         295,778       1.20     1.55   1.70    4.12     4.28
PVC Short-Term Income Account Class 2      5,854             7.39          43,243       1.98            1.55             0.44
PVC SmallCap Account Class 2               1,767            12.06          21,314       0.07            1.55            15.36
SST SA Allocation Balanced Portfolio
  Class 3                              1,043,857 13.71      14.75      14,779,130       1.80     1.15   1.90    3.26     4.03
SST SA Allocation Growth Portfolio
  Class 3                                148,173 14.22      15.35       2,182,454       1.66     1.15   1.90    3.76     4.54
SST SA Allocation Moderate Growth
  Portfolio Class 3                      677,696 13.69      14.76       9,567,795       1.73     1.15   1.90    3.67     4.45
SST SA Allocation Moderate Portfolio
  Class 3                                999,019 13.60      14.49      14,201,746       1.75     1.30   2.15    3.33     4.21
SST SA Columbia Focused Value
  Portfolio Class 3                          226            11.61           2,629       0.87            1.10            17.72
SST SA Multi-Managed Diversified
  Fixed Income Portfolio Class 3           3,702            10.15          37,564       1.23            1.10             2.06
SST SA Multi-Managed International
  Equity Portfolio Class 3                 3,097             9.06          28,076       1.20            1.10            -1.42

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                    December 31, 2016                     For the Year Ended December 31, 2016
                                         ---------------------------------------------  ----------------------------------------
                                                                                        Investment    Expense         Total
                                                    Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                    ------------------- --------------  ---------- -------------- --------------
                                                                                          Ratio
Sub-accounts                               Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                             ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SST SA Multi-Managed Large Cap
  Growth Portfolio Class 3                    1,071            10.46          11,206       0.20            1.40             1.44
SST SA Multi-Managed Mid Cap Growth
  Portfolio Class 3                             226            10.77           2,439       0.00            1.10             3.37
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                           2,375            11.21          26,623       0.89            1.10            14.48
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio Class 3        2,425            10.31          25,012       0.66            1.30             3.15
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                             495             9.90           4,901       0.00            1.70            -0.71
SST SA Wellington Real Return Portfolio
  Class 3                                 1,783,541 10.83      11.99      20,139,870       0.00     0.85   2.15    1.50     2.82
SAST SA AB Growth Portfolio Class 1         136,149            61.49       8,372,368       0.21            1.52             1.27
SAST SA AB Growth Portfolio Class 3         173,463 15.83      18.56       6,621,204       0.00     0.85   1.90    0.63     1.69
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                         926,388 20.11      21.35      23,967,925       0.13     0.85   2.15   22.00    23.60
SAST SA American Funds Asset
  Allocation Portfolio Class 3              647,533 14.96      16.13      10,093,495       1.77     1.15   1.90    7.05     7.85
SAST SA American Funds Global Growth
  Portfolio Class 3                       1,245,290 12.02      15.33      19,938,601       1.71     1.10   2.15   -1.79    -0.75
SAST SA American Funds Growth
  Portfolio Class 3                         869,856 13.75      16.30      14,844,616       0.32     1.10   2.15    6.86     7.99
SAST SA American Funds Growth-
  Income Portfolio Class 3                  797,506 13.71      15.63      12,940,547       1.41     1.10   2.15    8.85     9.99
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3      9,046,744 10.38      12.00     112,007,608       0.77     1.10   2.15    4.73     5.83
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3                 3,899,036 10.32      10.42      40,521,866       0.06     1.10   2.15    3.19     4.21
SAST SA Boston Company Capital
  Growth Portfolio Class 1                   21,362            11.69         249,740       0.19            1.52             0.81
SAST SA Boston Company Capital
  Growth Portfolio Class 3                  213,109 12.43      14.39       2,572,052       0.00     0.85   1.90    0.18     1.23
SAST SA Columbia Technology Portfolio
  Class 1                                    49,368             4.59         226,382       0.00            1.52            15.07
SAST SA Columbia Technology Portfolio
  Class 3                                   336,672 17.74      19.15       2,606,769       0.00     1.10   1.90   14.35    15.26
SAST SA DFA Ultra Short Bond Portfolio
  Class 1                                   108,656            11.98       1,301,677       0.00            1.52            -1.60
SAST SA DFA Ultra Short Bond Portfolio
  Class 3                                 1,162,071  8.47      10.73      11,366,833       0.00     0.85   1.90   -2.21    -1.18
SAST SA Dogs of Wall Street Portfolio
  Class 1                                    50,344            26.48       1,332,950       2.24            1.52            16.15
SAST SA Dogs of Wall Street Portfolio
  Class 3                                   308,818 20.77      32.68       6,902,730       2.09     0.85   2.15   15.14    16.64
SAST SA Federated Corporate Bond
  Portfolio Class 1                          85,268            29.79       2,539,917       4.55            1.52             7.11
SAST SA Federated Corporate Bond
  Portfolio Class 3                       2,452,999 15.75      25.51      46,460,007       4.48     0.85   2.15    6.18     7.56
SAST SA Fidelity Institutional AM Real
  Estate Portfolio Class 1                   42,312            36.15       1,529,559       2.39            1.52             6.99
SAST SA Fidelity Institutional AM Real
  Estate Portfolio Class 3                  638,220 11.81      45.67      12,000,663       1.93     0.85   2.15    6.06     7.44
SAST SA Franklin Small Company Value
  Portfolio Class 3                         783,881 16.99      17.64      13,408,816       0.45     0.85   2.15   27.79    29.45
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                          38,674            21.61         835,874       0.30            1.52            -0.22
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                       1,430,897 11.25      16.76      18,466,825       0.07     0.85   2.15   -1.09     0.20
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                          33,462             9.45         316,361       0.00            1.52             2.35
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                         651,361  9.84      16.79       8,289,468       0.00     0.85   2.15    1.46     2.78
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                       9,653,486 11.94      12.48     118,176,822       0.64     0.95   2.15    7.52     8.81
SAST SA Janus Focused Growth Portfolio
  Class 3                                   313,083 14.85      15.58       4,995,596       0.00     0.85   2.15   -3.78    -2.52
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 1                         104,659            25.21       2,638,101       1.63            1.52             5.55
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 3                         717,125 15.32      15.62      11,592,497       1.41     0.85   1.90    4.89     5.99
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                          72,748            16.07       1,169,093       2.05            1.52             9.04
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                         537,340  9.16      20.89       6,688,995       1.70     0.85   2.15    8.09     9.50
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                         147,116            51.65       7,598,214       1.89            1.52            13.81
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                         531,957 16.15      17.61       9,814,454       1.69     0.85   2.15   12.82    14.29
SAST SA JPMorgan Global Equities
  Portfolio Class 1                          44,041            27.82       1,225,411       1.35            1.52             4.07
SAST SA JPMorgan Global Equities
  Portfolio Class 3                         113,765 11.64      12.04       1,954,207       1.13     1.10   1.90    3.42     4.25
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                          44,896            28.81       1,293,353       1.93            1.52             1.82
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                       3,324,578 13.03      20.70      51,288,871       1.67     0.85   2.15    0.93     2.24
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                          86,434            19.76       1,708,060       0.00            1.52            -1.31
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                         363,553 16.79      18.48       6,903,535       0.00     0.85   2.15   -2.17    -0.89
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1                   218,299            58.68      12,808,784       0.87            1.52            12.87
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3                   807,871 15.18      24.47      21,406,362       0.62     0.85   2.15   11.89    13.35
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                          54,598            10.26         560,015       0.56            1.52             4.75
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                         448,638 10.28      16.11       6,120,247       0.37     0.85   1.90    4.09     5.19
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                    59,142            39.51       2,336,697       0.84            1.52             7.00
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3                   779,675 16.76      19.26      16,759,425       0.63     0.85   2.15    6.07     7.45
SAST SA MFS Telecom Utility Portfolio
  Class 1                                    32,185            23.44         754,286       3.02            1.52             8.90
SAST SA MFS Telecom Utility Portfolio
  Class 3                                    83,142 16.20      17.24       1,495,702       2.81     0.85   1.90    8.22     9.36
SAST SA MFS Total Return Portfolio
  Class 1                                    91,359            40.67       3,715,243       2.34            1.52             7.43
SAST SA MFS Total Return Portfolio
  Class 3                                   405,701 14.50      24.10       8,876,409       1.99     0.85   1.90    6.76     7.88
SAST SA Morgan Stanley International
  Equities Portfolio Class 1                116,360            13.31       1,549,145       1.15            1.52            -3.43
SAST SA Morgan Stanley International
  Equities Portfolio Class 3                624,446  9.28       9.35       7,316,756       0.97     0.85   2.15   -4.28    -3.03
SAST SA Oppenheimer Main Street Large
  Cap Portfolio Class 1                      48,495            33.21       1,610,614       0.77            1.52             9.98
SAST SA Oppenheimer Main Street Large
  Cap Portfolio Class 3                     179,239 16.13      22.24       3,648,282       0.54     0.85   2.15    9.02    10.44
SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3                       8,162,079 10.22      11.02      92,322,514       0.00     1.10   2.15    4.51     5.61
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                          72,836            30.45       2,217,566       6.57            1.52            16.47
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                         450,349 13.94      22.63       7,714,472       6.51     0.85   2.15   15.45    16.96
SAST SA Putnam International Growth
  and Income Portfolio Class 1               90,864            14.87       1,351,555       1.89            1.52            -0.02
SAST SA Putnam International Growth
  and Income Portfolio Class 3              632,576  8.21      12.43       7,771,766       1.55     0.85   1.90   -0.65     0.40
SAST SA Schroders VCP Global
  Allocation Portfolio Class 3            3,130,489 10.76      10.86      33,920,757       0.00     1.15   2.15    7.59     8.60
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                       5,557,056 10.50      10.62      58,788,432       0.28     0.95   2.15    5.05     6.24
SAST SA Templeton Foreign Value
  Portfolio Class 3                       1,890,243  9.58      10.72      23,365,894       1.69     0.85   2.15   -0.99     0.30
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                      70,792,916 11.62      12.33     850,502,796       1.48     0.95   2.15    2.29     3.52
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                      45,534,805 11.62      12.15     545,243,797       1.44     1.15   2.15    2.92     3.95

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 December 31, 2016                   For the Year Ended December 31, 2016
                                       ------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               ------------------- --------------  ---------- -------------- --------------
                                                                                     Ratio
Sub-accounts                            Units  Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                     61,797            21.08      1,302,434        0.00            1.52             5.76
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                    155,054 12.74      13.54      2,274,006        0.00     0.85   1.90    5.10     6.21
SAST SA WellsCap Fundamental Growth
  Portfolio Class 1                     65,751            27.41      1,802,185        0.00            1.52            -0.53
SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                    146,108 11.13      14.98      3,319,130        0.00     0.85   1.90   -1.15    -0.11
VALIC Company I International
  Equities Index Fund                   11,135  8.80       9.35        104,179        2.71     1.10   1.70   -0.44     0.15
VALIC Company I Mid Cap Index Fund      36,079 10.79      12.19        434,538        0.95     1.10   1.70   18.60    19.31
VALIC Company I Nasdaq-100 Index Fund    3,375 10.56      11.91         38,421        0.00     1.10   1.70    4.97     5.60
VALIC Company I Small Cap Index Fund    12,662 10.66      12.39        151,556        1.33     1.10   1.70   19.14    19.86
VALIC Company I Stock Index Fund        78,701 10.60      11.53        902,264        2.06     1.10   1.70    9.72    10.38

                                                  December 31, 2015                    For the Year Ended December 31, 2015
                                       --------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 ------------------- --------------  ---------- -------------- --------------
                                                                                       Ratio
Sub-accounts                             Units   Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           --------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                            86,175 24.10      25.00       2,152,162       1.66     0.85   1.20     0.19    0.54
American Funds IS Capital Income
  Builder Class 4                          2,803  9.27       9.64          26,811       1.19     1.10   1.70    -7.35   -2.87
American Funds IS Global Growth Fund
  Class 2                                191,719 32.78      36.78       6,601,578       0.99     0.85   1.72     5.11    6.03
American Funds IS Global Growth Fund
  Class 4                                 19,265             9.59         184,810       1.74            1.20            -4.07
American Funds IS Growth Fund Class 2    236,443 30.40      34.11       7,470,286       0.56     0.85   1.72     5.04    5.95
American Funds IS Growth-Income Fund
  Class 2                                346,276 25.57      28.70       9,246,891       1.26     0.85   1.72    -0.28    0.60
AST SA PGI Asset Allocation Portfolio
  Class 1                                 99,047            36.08       3,573,374       2.94            1.52            -3.21
AST SA PGI Asset Allocation Portfolio
  Class 3                                145,786 14.24      20.40       3,250,353       2.93     0.85   1.90    -3.81   -2.80
AST SA Wellington Capital
  Appreciation Portfolio Class 1          92,829            95.23       8,840,418       0.00            1.52             7.09
AST SA Wellington Capital
  Appreciation Portfolio Class 3         576,900 22.12      31.98      22,687,153       0.00     0.85   2.15     6.15    7.54
AST SA Wellington Government and
  Quality Bond Portfolio Class 1         156,083            21.27       3,319,243       1.54            1.52            -0.98
AST SA Wellington Government and
  Quality Bond Portfolio Class 3       2,174,093 11.56      17.35      33,017,356       1.30     0.85   2.15    -1.84   -0.56
AST SA Wellington Growth Portfolio
  Class 1                                 70,906            48.23       3,419,780       0.62            1.52            -1.36
AST SA Wellington Growth Portfolio
  Class 3                                176,927 14.45      18.40       5,636,546       0.33     0.85   1.90    -1.98   -0.94
AST SA Wellington Natural Resources
  Portfolio Class 1                       27,544            30.60         842,874       1.74            1.52           -22.58
AST SA Wellington Natural Resources
  Portfolio Class 3                      281,828  6.22       6.54       3,648,589       0.99     0.85   1.90   -23.07  -22.25
BlackRock Global Allocation V.I. Fund
  Class III                                3,444  9.47       9.71          32,755       1.98     1.10   1.40    -2.38   -2.08
BlackRock iShares Alternative
  Strategies VI Fund Class III             1,906             9.72          18,525       5.84            1.40            -2.61
BLK iShares Dynamic Fixed Income VI
  Fund Class III                           2,926             9.79          28,643       3.68            1.10            -2.55
Columbia VP Income Opportunities Fund
  Class 1                                  4,944 22.00      22.81         110,113       9.03     1.52   1.77    -2.73   -2.49
Columbia VP Limited Duration Credit
  Fund Class 2                               720             9.51           6,847       0.00            1.10            -3.56
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2            277,065 11.23      12.21       3,206,266       3.10     0.85   1.90    -7.98   -7.01
FTVIP Franklin Income VIP Fund Class 2 1,129,535 11.95      13.02      13,985,659       4.74     0.85   1.90    -8.80   -7.84
FTVIP Franklin Strategic Income VIP
  Fund Class 2                               931             9.36           8,712       0.00            1.10            -4.92
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class     2,024             9.03          18,273       3.78            1.40            -6.21
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                       2,343             9.48          22,203       2.70            1.10            -3.32
Invesco V.I. American Franchise Fund
  Series II                               41,845 17.87      18.36         730,947       0.00     0.85   1.90     2.78    3.86
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                             549             9.01           4,945       0.00            1.70            -9.88
Invesco V.I. Comstock Fund Series II     931,609 13.64      20.40      15,061,338       1.69     0.85   2.15    -8.19   -6.99
Invesco V.I. Growth and Income Fund
  Series II                            1,399,970 13.95      22.78      24,719,855       2.58     0.85   2.15    -5.37   -4.13
Lord Abbett Bond Debenture Portfolio
  Class VC                                 2,220             9.76          21,674       8.37            1.10             0.10
Lord Abbett Growth and Income
  Portfolio Class VC                     735,771 12.11      18.05      10,886,559       1.16     0.85   2.15    -4.93   -3.69
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                 6,260            21.46         134,363       0.56            0.85            -4.60
Lord Abbett Short Duration Income
  Portfolio Class VC                       4,460             9.90          44,137       4.34            1.10             1.59
Morgan Stanley VIF Global
  Infrastructure Portfolio Class II        1,711             8.53          14,595       2.01            1.40           -15.08
Neuberger Berman AMT US Equity Index
  PutWrite Strategy Portfolio              1,928             9.35          18,037       0.00            1.40            -6.38
PIMCO Dynamic Bond Portfolio Advisor
  Class                                    1,280             9.66          12,366       5.48            1.40            -3.14
PIMCO Emerging Markets Bond Portfolio
  Advisor Class                            2,330             9.24          21,532       0.77            1.10            -3.38
Principal Money Market Account                11             5.45              60       0.00            1.55            -1.54
PVC Diversified International Account
  Class 2                                 13,146  6.89       7.06          90,895       2.42     1.55   1.70    -2.33   -2.18
PVC Equity Income Account Class 2         26,193 13.64      13.94         362,299       2.34     1.55   1.70    -5.77   -5.63
PVC Government & High Quality Bond
  Account Class 2                             74  7.95       8.11             590       3.20     1.55   1.70    -1.03   -0.88
PVC Income Account Class 2                 9,679  9.61       9.81          94,103       3.99     1.55   1.70    -2.59   -2.45
PVC LargeCap Growth Account Class 2        1,520            11.15          16,950       0.00            1.55             3.12
PVC MidCap Account Class 2                62,612 18.20      18.53       1,140,972       0.30     1.55   1.70    -0.34   -0.19
PVC Principal Capital Appreciation
  Account Class 2                          9,847 19.30      19.71         191,430       0.04     1.55   1.70     0.22    0.37
PVC Real Estate Securities Account
  Class 2                                    396            29.82          11,805       1.82            1.55             2.40
PVC SAM Balanced Portfolio Class 2       500,991 13.16      13.65       6,689,180       2.78     1.52   1.77    -2.82   -2.57
PVC SAM Conservative Balanced
  Portfolio Class 2                       11,725 13.13       9.59         112,765       3.07     1.55   1.77    -2.67   -2.46
PVC SAM Conservative Growth Portfolio
  Class 2                                 44,245 13.91      14.19         625,832       2.05     1.55   1.70    -3.01   -2.86
PVC SAM Flexible Income Portfolio
  Class 2                                 39,046 13.08      10.80         457,545       3.59     1.55   1.77    -3.27   -3.06
PVC SAM Strategic Growth Portfolio
  Class 2                                 18,383 15.26      15.58         285,106       2.06     1.55   1.70    -3.53   -3.38
PVC Short-Term Income Account Class 2      5,911             7.35          43,468       2.49            1.55            -0.96
PVC SmallCap Account Class 2               1,809            10.46          18,917       0.49            1.55             4.58
SST SA Allocation Balanced Portfolio
  Class 3                              1,153,596 13.28      14.18      15,729,099       1.30     1.15   1.90    -3.19   -2.46
SST SA Allocation Growth Portfolio
  Class 3                                151,736 13.71      14.69       2,143,023       1.30     1.15   1.90    -3.72   -2.99
SST SA Allocation Moderate Growth
  Portfolio Class 3                      699,550 13.20      14.13       9,483,878       1.38     1.15   1.90    -3.59   -2.86

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                    December 31, 2015                     For the Year Ended December 31, 2015
                                         ---------------------------------------------  ----------------------------------------
                                                                                        Investment    Expense         Total
                                                    Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                    ------------------- --------------  ---------- -------------- --------------
                                                                                          Ratio
Sub-accounts                               Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                             ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SST SA Allocation Moderate Portfolio
  Class 3                                 1,042,428 13.16      13.91      14,251,869       1.29     1.30   2.15    -3.73   -2.91
SST SA Multi-Managed Diversified Fixed
  Income Portfolio Class 3                    2,218             9.94          22,051       2.07            1.10            -1.62
SST SA Multi-Managed International
  Equity Portfolio Class 3                    5,456             9.20          50,169       1.78            1.10            -4.17
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                           2,231             9.79          21,838       0.62            1.10            -7.06
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                             496             9.97           4,940       0.00            1.70            -0.32
SST SA Wellington Real Return Portfolio
  Class 3                                 1,651,670 10.67      11.66      18,236,281       3.90     0.85   2.15    -3.45   -2.19
SAST SA AB Growth Portfolio Class 1         154,627            60.72       9,389,530       0.13            1.52             9.58
SAST SA AB Growth Portfolio Class 3         194,099 18.45      15.56       7,642,814       0.00     0.85   1.90     8.89   10.04
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                       1,075,854 16.48      17.28      23,018,655       0.32     0.85   2.15    -8.07   -6.87
SAST SA American Funds Asset
  Allocation Portfolio Class 3              534,603 13.98      14.96       7,771,252       1.38     1.15   1.90    -0.81   -0.07
SAST SA American Funds Global
  Growth Portfolio Class 3                1,222,262 15.61      12.11      19,794,363       0.90     1.10   2.15     4.39    5.49
SAST SA American Funds Growth
  Portfolio Class 3                         947,138 15.26      12.73      15,020,937       0.91     1.10   2.15     4.27    5.37
SAST SA American Funds Growth-
  Income Portfolio Class 3                  812,989 14.36      12.46      12,051,004       1.06     1.10   2.15    -0.99    0.06
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3      4,896,904 11.46      11.84      57,444,371       0.00     1.15   2.15    -3.45   -2.48
SAST SA Boston Company Capital
  Growth Portfolio Class 1                   22,404            11.60         259,812       0.08            1.52             3.98
SAST SA Boston Company Capital
  Growth Portfolio Class 3                  185,896 14.37      12.28       2,155,289       0.00     0.85   1.90     3.33    4.42
SAST SA Columbia Technology Portfolio
  Class 1                                    50,733             3.99         202,176       0.00            1.52             8.42
SAST SA Columbia Technology Portfolio
  Class 3                                   369,502 15.39      16.75       2,393,391       0.00     1.10   1.90     7.74    8.61
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                         137,987            12.17       1,679,881       0.00            1.52            -1.72
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                         801,895  8.67      10.86       8,320,058       0.00     0.85   1.90    -2.33   -1.30
SAST SA Dogs of Wall Street Portfolio
  Class 1                                    50,595            22.79       1,153,271       1.75            1.52             0.53
SAST SA Dogs of Wall Street Portfolio
  Class 3                                   250,192 18.04      28.02       4,992,091       1.71     0.85   2.15    -0.35    0.95
SAST SA Federated Corporate Bond
  Portfolio Class 1                         100,529            27.81       2,795,664       3.80            1.52            -2.71
SAST SA Federated Corporate Bond
  Portfolio Class 3                       1,976,862 14.83      23.71      36,831,104       3.53     0.85   2.15    -3.56   -2.30
SAST SA Fidelity Institutional AM Real
  Estate Portfolio Class 1                   45,797            33.79       1,547,296       1.79            1.52             0.29
SAST SA Fidelity Institutional AM Real
  Estate Portfolio Class 3                  672,903 11.14      42.50      12,095,373       1.50     0.85   2.15    -0.59    0.71
SAST SA Franklin Small Company Value
  Portfolio Class 3                         728,098 13.30      13.63       9,666,795       0.06     0.85   2.15    -9.65   -8.47
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                          45,142            21.66         977,769       0.00            1.52            -4.34
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                       1,099,765 11.38      16.72      14,686,106       0.00     0.85   2.15    -5.17   -3.93
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                          35,114             9.24         324,344       0.00            1.52            -2.16
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                         679,309 16.55       9.58       8,253,458       0.00     0.85   2.15    -3.02   -1.75
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                       5,755,824 11.10      11.41      65,110,889       0.27     1.15   2.15    -4.35   -3.39
SAST SA Janus Focused Growth
  Portfolio Class 3                         341,200 15.43      15.99       5,678,204       0.00     0.85   2.15    -2.11   -0.83
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 1                         111,539            23.88       2,663,649       1.73            1.52            -1.48
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 3                         764,922 14.60      14.74      11,799,819       1.57     0.85   1.90    -2.10   -1.06
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                          79,031            14.74       1,164,772       1.81            1.52           -15.57
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                         560,047  8.47      19.08       6,496,857       1.56     0.85   2.15   -16.31  -15.22
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                         160,208            45.38       7,270,212       1.73            1.52            -3.65
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                         518,863 14.31      15.40       8,564,104       1.64     0.85   2.15    -4.50   -3.25
SAST SA JPMorgan Global Equities
  Portfolio Class 1                          49,502            26.74       1,323,474       1.40            1.52            -2.72
SAST SA JPMorgan Global Equities
  Portfolio Class 3                         115,350 11.64      12.56       1,958,397       1.15     1.15   1.90    -3.33   -2.60
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                          55,260            28.29       1,563,499       1.17            1.52            -1.62
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                       2,959,341 12.91      20.24      46,105,508       0.91     0.85   2.15    -2.49   -1.21
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                          90,483            20.02       1,811,710       0.00            1.52             1.43
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                         347,997 18.89      16.94       6,702,105       0.00     0.85   2.15     0.54    1.86
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1                   249,773            51.98      12,984,128       0.50            1.52            -0.22
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3                   869,634 13.57      21.59      21,388,717       0.24     0.85   2.15    -1.09    0.20
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                          63,709             9.79         623,833       0.38            1.52             2.81
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                         430,164 15.48       9.77       5,478,551       0.19     0.85   1.90     2.17    3.24
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                    68,557            36.92       2,531,453       0.81            1.52            -1.29
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3                   772,417 15.80      17.93      16,001,847       0.62     0.85   2.15    -2.16   -0.88
SAST SA MFS Telecom Utility Portfolio
  Class 1                                    35,560            21.52         765,254       4.66            1.52           -13.36
SAST SA MFS Telecom Utility Portfolio
  Class 3                                    77,409 14.97      15.77       1,292,460       4.63     0.85   1.90   -13.91  -13.00
SAST SA MFS Total Return Portfolio
  Class 1                                   105,777            37.85       4,004,049       2.30            1.52            -1.96
SAST SA MFS Total Return Portfolio
  Class 3                                   413,382 13.58      22.34       8,831,787       2.08     0.85   1.90    -2.58   -1.55
SAST SA Morgan Stanley International
  Equities Portfolio Class 1                144,708            13.79       1,995,017       2.31            1.52            -1.24
SAST SA Morgan Stanley International
  Equities Portfolio Class 3                577,759  9.69       9.64       7,168,766       1.82     0.85   2.15    -2.11   -0.83
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1                60,507            30.20       1,827,220       0.56            1.52             1.45
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3               148,035 14.80      20.14       2,899,947       0.38     0.85   2.15     0.56    1.87
SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3                       4,493,484 10.54      10.83      48,251,949       0.00     1.15   2.15    -5.87   -4.92
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                          74,176            26.14       1,939,001       5.34            1.52            -5.74
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                         495,622 12.07      19.35       7,363,758       5.34     0.85   2.15    -6.56   -5.34
SAST SA Putnam International Growth
  and Income Portfolio Class 1              100,958            14.88       1,501,983       2.74            1.52            -3.09
SAST SA Putnam International Growth
  and Income Portfolio Class 3              655,694  8.26      12.38       8,159,598       2.32     0.85   1.90    -3.70   -2.68
SAST SA Templeton Foreign Value
  Portfolio Class 3                       1,872,632  9.68      10.69      23,584,017       1.91     0.85   2.15    -6.90   -5.69
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                      70,608,260 11.36      11.91     823,326,924       1.08     0.95   2.15    -7.17   -6.05
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                      44,764,887 11.29      11.69     517,236,155       0.82     1.15   2.15    -7.43   -6.50
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                          70,782            19.93       1,410,490       0.00            1.52            -2.68
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                         194,340 12.12      12.75       2,641,574       0.00     0.85   1.90    -3.29   -2.27
SAST SA WellsCap Fundamental Growth
  Portfolio Class 1                          74,154            27.56       2,043,328       0.00            1.52     0.00    0.00
SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                         176,411 15.16      11.14       3,902,253       0.00     0.85   1.90    -0.63    0.42

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                    December 31, 2015               For the Year Ended December 31, 2015
                                              ----------------------------------  ----------------------------------------
                                                                                  Investment    Expense         Total
                                                     Unit Value ($)/(a)/   Net      Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                     ------------------- -------  ---------- -------------- --------------
                                                                         Assets     Ratio
Sub-accounts                                  Units  Lowest    Highest   ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                                  ------ ------    -------   -------  ---------- ------ ------- ------  -------
VALIC Company I International Equities Index
  Fund                                        10,175  8.84       9.34     95,176     0.00     1.10   1.70   -11.58   -2.09
VALIC Company I Mid Cap Index Fund            25,150  9.10      10.22    254,978     0.00     1.10   1.70    -9.03   -3.57
VALIC Company I Small Cap Index Fund          14,991  9.34      10.34    153,697     0.00     1.10   1.40    -5.81   -5.52
VALIC Company I Stock Index Fund              56,826  9.67      10.45    591,309     0.00     1.10   1.70    -3.34   -0.05

                                                    December 31, 2014                    For the Year Ended December 31, 2014
                                         --------------------------------------------  ----------------------------------------
                                                                                       Investment    Expense         Total
                                                   Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                   ------------------- --------------  ---------- -------------- --------------
                                                                                         Ratio
Sub-accounts                               Units   Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                             --------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation Fund
  Class 2                                  103,683 24.05      24.86       2,576,209       1.44     0.85   1.20     4.14    4.50
American Funds IS Global Growth Fund
  Class 2                                  237,756 31.19      34.69       7,742,208       1.06     0.85   1.72     0.57    1.45
American Funds IS Growth Fund Class 2      307,519 28.95      32.20       9,210,839       0.73     0.85   1.72     6.66    7.59
American Funds IS Growth-Income Fund
  Class 2                                  409,174 25.64      28.53      10,903,964       1.19     0.85   1.72     8.75    9.70
AST SA PGI Asset Allocation Portfolio
  Class 1                                  112,301            37.27       4,185,721       2.55            1.52             5.84
AST SA PGI Asset Allocation Portfolio
  Class 3                                  142,197 14.81      20.99       3,481,940       2.23     0.85   1.90     5.18    6.28
AST SA Wellington Capital Appreciation
  Portfolio Class 1                        105,902            88.93       9,417,684       0.00            1.52            13.50
AST SA Wellington Capital Appreciation
  Portfolio Class 3                        546,342 20.84      29.73      22,973,199       0.00     0.85   2.15    12.51   13.98
AST SA Wellington Government and
  Quality Bond Portfolio Class 1           179,183            21.48       3,848,072       1.93            1.52             3.58
AST SA Wellington Government and
  Quality Bond Portfolio Class 3         2,171,458 11.78      17.45      34,598,415       1.64     0.85   2.15     2.68    4.02
AST SA Wellington Growth Portfolio
  Class 1                                   87,386            48.89       4,272,688       0.56            1.52             5.83
AST SA Wellington Growth Portfolio
  Class 3                                  164,211 14.74      18.57       6,202,555       0.30     0.85   1.90     5.17    6.28
AST SA Wellington Natural Resources
  Portfolio Class 1                         31,024            39.53       1,226,242       1.14            1.52           -19.76
AST SA Wellington Natural Resources
  Portfolio Class 3                        326,851  8.09       8.42       6,181,181       0.80     0.85   1.90   -20.26  -19.42
Columbia VP Income Opportunities Fund
  Class 1                                    5,515 22.62      23.40         126,394       0.00     1.52   1.77     2.19    2.45
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2              297,850 12.21      13.13       3,732,787       2.74     0.85   1.90     0.91    1.98
FTVIP Franklin Income VIP Fund Class 2   1,126,020 13.11      14.13      15,222,288       5.03     0.85   1.90     2.65    3.73
Invesco V.I. American Franchise Fund
  Series II                                 34,441 17.39      17.68         573,737       0.00     0.85   1.90     6.13    7.25
Invesco V.I. Comstock Fund Series II       938,706 14.85      21.93      16,626,533       1.08     0.85   2.15     6.78    8.18
Invesco V.I. Growth and Income Fund
  Series II                              1,488,341 14.74      23.77      28,049,551       1.48     0.85   2.15     7.63    9.03
Lord Abbett Growth and Income Portfolio
  Class VC                                 837,517 12.74      18.74      13,109,872       0.66     0.85   2.15     5.36    6.74
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                   7,103            22.50         159,823       0.44            0.85            10.58
Principal Money Market Account              18,401  5.42       5.53          99,714       0.00     1.55   1.70    -1.69   -1.54
PVC Diversified International Account
  Class 2                                   12,511  7.05       7.22          88,454       1.20     1.55   1.70    -5.04   -4.89
PVC Equity Income Account Class 2           30,236 14.48      14.77         442,824       1.74     1.55   1.70    10.56   10.73
PVC Government & High Quality Bond
  Account Class 2                               74  8.03       8.19             598       0.41     1.55   1.70     2.98    3.13
PVC Income Account Class 2                  11,118  9.87      10.06         110,843       3.06     1.55   1.70     3.49    3.64
PVC LargeCap Growth Account Class 2          1,571            10.81          16,992       0.22     1.55   1.70             9.15
PVC MidCap Account Class 2                  71,777 18.26      18.56       1,312,685       0.27     1.55   1.70    10.80   10.97
PVC Principal Capital Appreciation
  Account Class 2                            9,572 19.26      19.64         185,517       2.16     1.55   1.70    10.30   10.47
PVC Real Estate Securities Account
  Class 2                                      710 28.32      29.12          20,429       1.36     1.55   1.70    30.21   30.40
PVC SAM Balanced Portfolio Class 2         542,028 13.54      14.01       7,440,930       2.39     1.52   1.77     4.72    4.98
PVC SAM Conservative Balanced Portfolio
  Class 2                                   12,390  9.83      13.49         122,328       2.80     1.55   1.77     4.06    4.29
PVC SAM Conservative Growth Portfolio
  Class 2                                   45,623 14.34      14.61         664,385       1.62     1.55   1.70     5.33    5.49
PVC SAM Flexible Income Portfolio
  Class 2                                   45,690 11.14      13.52         546,583       3.51     1.55   1.77     3.94    4.17
PVC SAM Strategic Growth Portfolio
  Class 2                                   18,470 15.82      16.13         296,584       1.17     1.55   1.70     6.53    6.69
PVC Short-Term Income Account Class 2        6,098             7.42          45,278       1.39     1.55   1.70            -0.54
SST SA Allocation Balanced Portfolio
  Class 3                                1,182,600 13.72      14.53      16,598,874       1.28     1.30   1.90     3.34    4.12
SST SA Allocation Growth Portfolio
  Class 3                                  175,700 14.23      15.14       2,568,649       0.67     1.30   1.90     3.25    4.03
SST SA Allocation Moderate Growth
  Portfolio Class 3                        694,314 13.69      14.54       9,730,120       1.03     1.15   1.90     3.17    3.94
SST SA Allocation Moderate Portfolio
  Class 3                                1,041,310 13.67      14.32      14,699,201       1.09     1.30   2.15     3.02    3.90
SST SA Wellington Real Return Portfolio
  Class 3                                1,613,879 11.06      11.93      18,334,136       0.00     0.85   2.15    -0.53    0.77
SAST SA AB Growth Portfolio Class 1        178,046            55.41       9,866,299       0.00            1.52            12.44
SAST SA AB Growth Portfolio Class 3        230,523 14.14      16.94       7,850,551       0.00     0.85   1.90    11.74   12.92
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                      1,127,484 17.93      18.55      26,535,945       0.59     0.85   2.15     6.55    7.94
SAST SA American Funds Asset Allocation
  Portfolio Class 3                        517,150 14.09      14.97       7,504,535       1.07     1.15   1.90     3.10    3.88
SAST SA American Funds Global Growth
  Portfolio Class 3                      1,397,645 14.96      16.03      21,554,249       0.93     1.15   2.15    -0.20    0.80
SAST SA American Funds Growth Portfolio
  Class 3                                1,039,498 14.63      15.66      15,736,526       0.61     1.15   2.15     5.89    6.95
SAST SA American Funds Growth-Income
  Portfolio Class 3                        828,444 14.50      15.52      12,296,939       0.96     1.15   2.15     7.93    9.02
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3     1,590,362 11.87      12.14      19,165,139       0.46     1.30   2.15     0.51    1.52
SAST SA Boston Company Capital Growth
  Portfolio Class 1                         21,204            11.15         236,478       0.08            1.52             6.95
SAST SA Boston Company Capital Growth
  Portfolio Class 3                        230,978 11.76      13.90       2,584,699       0.00     0.85   1.90     6.28    7.40
SAST SA Columbia Technology Portfolio
  Class 1                                   54,578             3.68         200,597       0.00            1.52            22.96
SAST SA Columbia Technology Portfolio
  Class 3                                  382,935 15.54      16.57       1,937,982       0.00     0.85   1.90    22.18   23.10
SAST SA DFA Ultra Short Bond Portfolio
  Class 1                                  225,453            12.39       2,792,612       0.00            1.52            -1.79
SAST SA DFA Ultra Short Bond Portfolio
  Class 3                                  627,353  8.87      11.01       6,941,126       0.00     0.85   1.90    -2.40   -1.37
SAST SA Dogs of Wall Street Portfolio
  Class 1                                   61,702            22.67       1,399,065       1.45            1.52             9.08
SAST SA Dogs of Wall Street Portfolio
  Class 3                                  268,374 18.10      27.76       5,404,275       1.39     0.85   2.15     8.13    9.54
SAST SA Federated Corporate Bond
  Portfolio Class 1                        116,962            28.58       3,343,286       3.66            1.52             4.21
SAST SA Federated Corporate Bond
  Portfolio Class 3                      1,947,371 15.38      24.27      38,504,302       3.36     0.85   2.15     3.30    4.65

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                   December 31, 2014                     For the Year Ended December 31, 2014
                                        ---------------------------------------------  ----------------------------------------
                                                                                       Investment    Expense         Total
                                                   Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                   ------------------- --------------  ---------- -------------- --------------
                                                                                         Ratio
Sub-accounts                              Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Fidelity Institutional AM Real
  Estate Portfolio Class 1                  49,371            33.69       1,663,247       1.35            1.52            27.82
SAST SA Fidelity Institutional AM Real
  Estate Portfolio Class 3                 757,155 11.20      42.20      14,052,885       1.11     0.85   2.15    26.70   28.35
SAST SA Franklin Small Company Value
  Portfolio Class 3                        767,535 14.72      14.89      11,182,570       0.07     0.85   2.15    -2.35   -1.07
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                         57,013            22.64       1,290,868       0.00            1.52            -1.84
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                      1,017,107 12.00      17.41      14,722,688       0.00     0.85   2.15    -2.70   -1.43
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                         35,161             9.44         331,946       0.00            1.52             2.16
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                        754,469  9.75      17.07       9,220,794       0.00     0.85   2.15     1.27    2.59
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                      1,451,083 11.61      11.81      17,031,578       1.78     1.15   2.15     5.95    7.01
SAST SA Janus Focused Growth
  Portfolio Class 3                        348,414 15.76      16.12       5,896,987       0.00     0.85   2.15     8.59   10.02
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 1                        129,195            24.24       3,131,578       1.37            1.52             9.76
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 3                        761,549 14.90      14.91      12,034,582       1.20     0.85   1.90     9.07   10.22
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                         82,020            17.46       1,431,782       1.20            1.52            -7.31
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                        561,685 10.13      22.50       7,841,166       1.02     0.85   2.15    -8.12   -6.92
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                        177,315            47.10       8,351,567       1.22            1.52            12.39
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                        492,163 14.99      15.92       8,571,846       1.11     0.85   2.15    11.40   12.86
SAST SA JPMorgan Global Equities
  Portfolio Class 1                         55,757            27.48       1,532,350       0.65            1.52             2.62
SAST SA JPMorgan Global Equities
  Portfolio Class 3                        141,133 12.05      12.89       2,436,457       0.51     0.85   1.90     1.98    2.74
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                         63,256            28.76       1,819,304       1.31            1.52             3.23
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                      3,049,518 13.23      20.49      49,638,015       1.06     0.85   2.15     2.33    3.66
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                        114,030            19.74       2,251,006       0.00            1.52             9.59
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                        375,599 16.63      18.79       7,146,608       0.00     0.85   2.15     8.63   10.05
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1                  289,589            52.10      15,086,578       0.61            1.52             5.13
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3                  943,445 13.72      21.54      25,062,216       0.37     0.85   2.15     4.21    5.57
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                         74,540             9.52         709,934       0.04            1.52            10.23
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                        455,047  9.46      15.15       5,437,879       0.00     0.85   1.90     9.54   10.69
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                   80,501            37.41       3,011,410       0.58            1.52             9.20
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3                  801,890 16.15      18.09      17,376,401       0.36     0.85   2.15     8.25    9.66
SAST SA MFS Telecom Utility Portfolio
  Class 1                                   41,689            24.84       1,035,527       2.84            1.52            10.79
SAST SA MFS Telecom Utility Portfolio
  Class 3                                   73,372 17.38      18.12       1,444,334       2.36     0.85   1.90    10.10   11.26
SAST SA MFS Total Return Portfolio
  Class 1                                  125,454            38.61       4,843,897       2.06            1.52             6.81
SAST SA MFS Total Return Portfolio
  Class 3                                  439,734 13.94      22.69      10,177,283       1.82     0.85   1.90     6.14    7.26
SAST SA Morgan Stanley International
  Equities Portfolio Class 1               163,595            13.96       2,283,775       1.61            1.52            -9.84
SAST SA Morgan Stanley International
  Equities Portfolio Class 3               639,329  9.72       9.90       8,189,779       1.31     0.85   2.15   -10.63   -9.46
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1               73,233            29.77       2,180,016       0.40            1.52             8.78
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3              139,544 14.72      19.77       2,859,405       0.20     0.85   2.15     7.82    9.23
SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3                      1,475,825 11.20      11.39      16,707,629       0.00     1.15   2.15     3.97    5.01
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                        105,045            27.73       2,913,089       4.20            1.52     0.00    0.00
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                        449,760 12.92      20.44       7,332,113       4.85     0.85   2.15    -1.54   -0.26
SAST SA Putnam International Growth
  and Income Portfolio Class 1             121,295            15.35       1,862,039       1.81            1.52           -10.82
SAST SA Putnam International Growth
  and Income Portfolio Class 3             722,249  8.58      12.72       9,497,621       1.49     0.85   1.90   -11.38  -10.44
SAST SA Templeton Foreign Value
  Portfolio Class 3                      1,966,179 10.40      11.33      27,124,752       0.99     0.85   2.15    -8.95   -7.76
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                     53,998,923 12.24      12.67     673,465,249       0.61     0.95   2.15     2.10    3.34
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                     32,343,337 12.20      12.50     400,778,579       0.46     1.15   2.15     2.09    3.11
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                         86,777            20.48       1,776,752       0.00            1.52            -0.97
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                        209,773 12.53      13.04       3,296,044       0.00     0.85   1.90    -1.59   -0.55
SAST SA WellsCap Fundamental Growth
  Portfolio Class 1                         86,780            27.56       2,391,309       0.00            1.52             5.97
SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                        184,030 11.10      15.25       4,179,217       0.00     0.85   1.90     5.30    6.41

(a) Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b) These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.
(d) These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e) These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 22, 2019, the date the financial statements were issued, and has determined that no additional items require disclosure.

The United States Life
Insurance Company in the
City of New York

Audited Statutory Financial Statements
At December 31, 2018 and 2017 and
for each of the three years ended December 31, 2018

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

TABLE OF CONTENTS TO AUDITED STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL INFORMATION

                                                                                                                           Page
                                                                                                                           ----
STATUTORY FINANCIAL STATEMENTS

Independent Auditor's Report                                                                                                 2
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2018 and 2017                   4
Statutory Statements of Operations for the Years Ended December 31, 2018, 2017 and 2016                                      6
Statutory Statements of Changes in Capital and Surplus for the Years Ended December 31, 2018, 2017 and 2016                  7
Statutory Statements of Cash Flows for the Years Ended December 31, 2018, 2017 and 2016                                      8

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.   Nature of Operations                                                                                                    9
2.   Summary of Significant Accounting Policies                                                                             10
3.   Investments                                                                                                            20
4.   Securities Lending and Repurchase Agreements                                                                           28
5.   Restricted Assets                                                                                                      31
6.   Subprime Mortgage Risk Exposure                                                                                        31
7.   Derivatives                                                                                                            32
8.   Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of
     Credit Risk                                                                                                            35
9.   Fair Value Measurements                                                                                                35
10.  Aggregate Policy Reserves and Deposit Fund Liabilities                                                                 41
11.  Separate Accounts                                                                                                      42
12.  Reserves for Guaranteed Policy Benefits and Enhancements                                                               43
13.  Participating Policy Contracts                                                                                         44
14.  Premium and Annuity Considerations Deferred and Uncollected                                                            44
15.  Reinsurance                                                                                                            45
16.  Federal Income Taxes                                                                                                   47
17.  Capital and Surplus                                                                                                    52
18.  Retirement Plans and Share-Based and Deferred Compensation Plans                                                       53
19.  Debt                                                                                                                   54
20.  Commitments and Contingencies                                                                                          55
21.  Related Party Transactions                                                                                             57
22.  Subsequent Events                                                                                                      60
23.  Loan-Backed and Structured Security Impairments and Structured Notes Holdings                                          61

SUPPLEMENTAL INFORMATION

Supplemental Schedule of Assets and Liabilities                                                                             64
Supplemental Investment Risks Interrogatories                                                                               66
Supplemental Summary Investment Schedule                                                                                    72

                        Report of Independent Auditors

To the Board of Directors and Shareholder of The United States Life Insurance Company in the City of New York

We have audited the accompanying statutory financial statements of The United States Life Insurance Company in the City of New York (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc., which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2018.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The Supplemental Schedule of Assets and Liabilities, Supplemental Investment Risks Interrogatories and Supplemental Summary Investment Schedule (collectively, the "supplemental schedules") of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 22, 2019

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

                                                                 December 31,
                                                                ---------------
 (in millions)                                                   2018    2017
 -------------                                                  ------- -------
 Admitted assets
    Cash and investments
        Bonds                                                   $18,514 $18,819
        Preferred stocks                                              6       6
        Common stocks                                                10      13
        Cash, cash equivalents and short-term investments           172      40
        Mortgage loans                                            3,050   2,811
        Real estate                                                  --       8
        Contract loans                                              178     188
        Derivatives                                                   6      19
        Securities lending reinvested collateral assets              89     227
        Other invested assets                                     1,060   1,168
                                                                ------- -------
    Total cash and investments                                   23,085  23,299
    Amounts recoverable from reinsurers                              33      68
    Amounts receivable under reinsurance contracts                  123      12
    Current federal income tax recoverable                           10      --
    Deferred tax asset                                               86     163
    Due and accrued investment income                               207     195
    Premiums due, deferred and uncollected                           50      88
    Receivables from affiliates                                      21      20
    Other assets                                                      8       9
    Separate account assets                                       4,577   5,576
                                                                ------- -------
 Total admitted assets                                          $28,200 $29,430
                                                                ======= =======

See accompanying Notes to Statutory Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

                                                                                       December 31,
                                                                                     ----------------
(in millions, except per share data)                                                   2018     2017
------------------------------------                                                 -------  -------
Liabilities
   Policy reserves and contractual liabilities
       Life and annuity reserves                                                     $20,144  $19,573
       Liabilities for deposit-type contracts                                            572      602
       Accident and health reserves                                                      331      403
       Premiums received in advance                                                        1        1
       Policy and contract claims                                                        106      140
       Policyholder dividends                                                              2        2
                                                                                     -------  -------
   Total policy reserves and contractual liabilities                                  21,156   20,721
   Experience rated refund                                                               119      215
   Payable to affiliates                                                                  86       23
   Interest maintenance reserve                                                          243      303
   Federal income taxes payable                                                           --       78
   Derivatives                                                                             1       25
   Payable for securities lending                                                        100      296
   Repurchase agreements                                                                 110      102
   Accrued expenses and other liabilities                                                251      143
   Net transfers from separate accounts due or accrued                                  (103)    (115)
   Asset valuation reserve                                                               382      307
   Separate account liabilities                                                        4,577    5,576
                                                                                     -------  -------
Total liabilities                                                                     26,922   27,674
                                                                                     -------  -------
Commitments and contingencies (see Note 20)
Capital and surplus
   Common stock, $2 par value; 1,980,658 shares authorized, issued and outstanding         4        4
   Gross paid-in and contributed surplus                                               1,778    1,778
   Unassigned surplus                                                                   (504)     (26)
                                                                                     -------  -------
Total capital and surplus                                                              1,278    1,756
                                                                                     -------  -------
Total liabilities and capital and surplus                                            $28,200  $29,430
                                                                                     =======  =======

See accompanying Notes to Statutory Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
STATUTORY STATEMENTS OF OPERATIONS

                                                                                                  Years Ended December 31,
                                                                                                  -----------------------
(in millions)                                                                                       2018    2017    2016
-------------                                                                                     -------  ------  ------
Revenues
   Premiums and annuity considerations                                                            $(3,607) $1,306  $1,755
   Net investment income                                                                            1,141   1,113   1,188
   Amortization of interest maintenance reserve                                                        34      41      37
   Reserve adjustments on reinsurance ceded                                                         4,495      22       7
   Commissions and expense allowances                                                                  83      61      62
   Separate account fees                                                                               79      72      69
   Other income                                                                                        28      27      26
                                                                                                  -------  ------  ------
Total revenues                                                                                      2,253   2,642   3,144
                                                                                                  -------  ------  ------
Benefits and expenses
   Death benefits                                                                                     124     259     241
   Annuity benefits                                                                                    88     626     590
   Surrender benefits                                                                               1,130   1,030   1,236
   Other benefits                                                                                      63     110     143
   Change in reserves                                                                                 529     (16)    420
   Commissions                                                                                         98     112     132
   General insurance expenses                                                                         114     127     149
   Net transfers to separate accounts                                                                 211     117      32
   Other expenses                                                                                      29      13      10
                                                                                                  -------  ------  ------
Total benefits and expenses                                                                         2,386   2,378   2,953
                                                                                                  -------  ------  ------
Net (loss) gain from operations before dividends to policyholders and federal income taxes           (133)    264     191
Dividends to policyholders                                                                             (1)      1       1
                                                                                                  -------  ------  ------
Net (loss) gain from operations after dividends to policyholders and before federal income taxes     (132)    263     190
Federal income tax expense                                                                             73     121      50
                                                                                                  -------  ------  ------
Net (loss) gain from operations                                                                      (205)    142     140
Net realized capital losses                                                                           (10)    (53)    (47)
                                                                                                  -------  ------  ------
Net (losses) income                                                                               $  (215) $   89  $   93
                                                                                                  =======  ======  ======

See accompanying Notes to Statutory Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                                        Gross Paid-In
                                                                                             and
                                                                                 Common  Contributed  Unassigned Total Capital
(in millions)                                                                    Stock     Surplus     Surplus    and Surplus
-------------                                                                    ------ ------------- ---------- -------------
Balance, January 1, 2016                                                          $ 4      $1,778       $ 309       $2,091
                                                                                  ---      ------       -----       ------
   Net income                                                                      --          --          93           93
   Change in net unrealized capital gains (losses)                                 --          --         (11)         (11)
   Change in net unrealized foreign exchange capital gains (losses)                --          --         (28)         (28)
   Change in deferred tax                                                          --          --         121          121
   Change in non-admitted assets                                                   --          --        (183)        (183)
   Change in liability for reinsurance in unauthorized and certified companies     --          --          (1)          (1)
   Change in asset valuation reserve                                               --          --          55           55
   Dividends to stockholder                                                        --          --        (309)        (309)
   Prior period corrections                                                        --          --           9            9
                                                                                  ---      ------       -----       ------
Balance, December 31, 2016                                                        $ 4      $1,778       $  55       $1,837
                                                                                  ===      ======       =====       ======
   Net income                                                                      --          --          89           89
   Change in net unrealized capital gains (losses)                                 --          --         (21)         (21)
   Change in net unrealized foreign exchange capital gains (losses)                --          --          52           52
   Change in deferred tax                                                          --          --        (249)        (249)
   Change in non-admitted assets                                                   --          --         250          250
   Change in reserve on account of change in valuation basis                       --          --         (62)         (62)
   Change in asset valuation reserve                                               --          --           6            6
   Dividends to stockholder                                                        --          --        (140)        (140)
   Prior period corrections                                                        --          --          (6)          (6)
                                                                                  ---      ------       -----       ------
Balance, December 31, 2017                                                        $ 4      $1,778       $ (26)      $1,756
                                                                                  ===      ======       =====       ======
   Net income                                                                      --          --        (215)        (215)
   Change in net unrealized capital gains (losses)                                 --          --          (1)          (1)
   Change in net unrealized foreign exchange capital gains (losses)                --          --         (33)         (33)
   Change in deferred tax                                                          --          --          88           88
   Change in non-admitted assets                                                   --          --        (160)        (160)
   Change in asset valuation reserve                                               --          --         (75)         (75)
   Change in surplus as a result of reinsurance                                    --          --          28           28
   Dividends to stockholder                                                        --          --        (142)        (142)
   Prior period corrections                                                        --          --          32           32
                                                                                  ---      ------       -----       ------
Balance, December 31, 2018                                                        $ 4      $1,778       $(504)      $1,278
                                                                                  ===      ======       =====       ======

See accompanying Notes to Statutory Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
STATUTORY STATEMENTS OF CASH FLOWS

                                                                              Years Ended December 31,
                                                                              ----------------------
(in millions)                                                                  2018     2017    2016
-------------                                                                 ------   ------  ------
Cash from operations
   Premium and annuity considerations, collected, net of reinsurance          $1,413   $1,304  $1,729
   Net investment income                                                       1,025      922     998
   Other income                                                                 (409)     181     164
                                                                              ------   ------  ------
   Total revenue received                                                      2,029    2,407   2,891
                                                                              ------   ------  ------
   Benefits paid                                                               1,526    2,019   2,171
   Net transfers to separate accounts                                            198      111      91
   Commissions and expenses paid                                                 236      261     272
   Dividends paid to policyholders                                                (1)       1       2
   Federal income taxes                                                          152       (5)     32
                                                                              ------   ------  ------
   Total benefits and expenses paid                                            2,111    2,387   2,568
                                                                              ------   ------  ------
Net cash (used in) provided by operations                                        (82)      20     323
                                                                              ======   ======  ======
Cash from investments
   Proceeds from investments sold, matured or repaid:
       Bonds                                                                   4,272    4,280   4,124
       Stocks                                                                     22        4      36
       Mortgage loans                                                            326      369     353
       Real estate                                                                 7       23       5
       Other invested assets                                                     557      335     416
       Miscellaneous proceeds                                                    322       15      13
                                                                              ------   ------  ------
   Total proceeds from investments sold, matured or repaid                     5,506    5,026   4,947
                                                                              ------   ------  ------
   Cost of investments acquired:
       Bonds                                                                   3,942    3,919   4,286
       Stocks                                                                     20        7      14
       Mortgage loans                                                            584      438     525
       Real estate                                                                --        1      --
       Other invested assets                                                     582      408     208
       Miscellaneous purchases                                                   196      270     115
                                                                              ------   ------  ------
   Total cost of investments acquired                                          5,324    5,043   5,148
                                                                              ------   ------  ------
   Net adjustment in contract loans                                              (10)     (10)     (7)
                                                                              ------   ------  ------
Net cash provided by (used in) investing activities                              192       (7)   (194)
                                                                              ======   ======  ======
Cash from financing and miscellaneous sources
   Cash provided (applied):
       Capital and paid-in surplus                                                28       --      --
       Federal Home Loan Bank advance payments                                    --       (2)     --
       Net withdrawals from deposit-type contracts                               (20)     (17)    (18)
       Dividends to Parent                                                      (142)    (140)    (46)
       Other, net                                                                156       96     (40)
                                                                              ------   ------  ------
Net cash provided (used) in financing and miscellaneous activities                22      (63)   (104)
                                                                              ======   ======  ======
Net increase (decrease) in cash, cash equivalents and short-term investments     132      (50)     25
Cash, cash equivalents and short-term investments at beginning of year            40       90      65
                                                                              ------   ------  ------
Cash, cash equivalents and short-term investments at end of year              $  172   $   40  $   90
                                                                              ======   ======  ======
Non-cash activities, excluded from above:
   Non-cash AIG Global Real Estate transactions                               $   84   $   --  $   --
   Non-cash Investment Real Estate sale                                            7       --      --
   Non-cash transfer from other invested assets to mortgage loans                 --      274      --
   Non-cash dividends distributed to Parent                                       --       --    (263)
                                                                              ======   ======  ======

See accompanying Notes to Statutory Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

The United States Life Insurance Company in the City of New York (USL or the Company) is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). AIG Parent is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. The term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of New York and is subject to regulation by the New York State Department of Financial Services (NYDFS). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed to sell life and accident and health insurance in all 50 states and the District of Columbia. The Company is also licensed in American Samoa and the U.S. Virgin Islands.

The Company offers a broad portfolio of individual fixed and variable annuity and life insurance products. In October 2016, the Company made a strategic decision to refocus its group benefits business, which included the decision to cease quoting new business in the employer and voluntary group benefits lines and seek strategic alternatives for group products distributed through sponsored organizations such as professional and affinity associations.

The Company's fixed annuity products include single premium fixed annuities, immediate annuities and deferred income annuities. The Company's variable annuity products include variable annuities that offer a combination of growth potential, death benefit features and income protection features. The Company's fixed index annuities include products that provide growth potential based in part on the performance of a market index, and certain of the Company's fixed index annuity products offer optional income protection features. The Company's distribution channels include banks, wirehouses, broker dealers, independent marketing organizations and independent insurance agents.

The Company's individual life insurance products are primarily term life and universal life insurance, distributed through independent marketing organizations, independent insurance agents, financial advisors and direct marketing.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company's portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company's exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

In February 2018, the Company and its U.S. life insurance company affiliates, Variable Annuity Life Insurance Company (VALIC) and American General Life Insurance Company (AGL), each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd
(FRL), (formerly DSA Reinsurance Company Limited), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Please refer to Note 15 - Reinsurance for further details relating to this agreement.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the NYDFS. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

NYDFS recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under New York Insurance Law. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of New York. The State of New York has the right to permit other specific practices that deviate from prescribed practices.

The Company does not employ any prescribed or permitted accounting practices that differ from the NAIC SAP.

Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the NYDFS requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

..   application of other-than-temporary impairments (OTTI);

..   estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

..   fair value measurements of certain financial assets; and

..   policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes generally impacting the Company in tax years beginning January 1, 2018. As of December 31, 2018, the Company has fully completed its accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance. The Company does not believe such revisions would have a material impact on statutory capital and surplus.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of "6" or "6*". Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC's Investment Analysis Office (IAO) receive a "6*" designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a "6*" designation may carry a

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities
(CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Risk-based capital (RBC) charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. The final NAIC designation for most RMBS and CMBS is determined by financial modeling conducted by BlackRock. RMBS and CMBS that are not financially modeled, primarily due to a lack of publicly available information and most remaining LBaSS are subject to a modified designation based on an NAIC matrix and the Company's statement value for the security. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the NAIC's IAO, interest only securities, and those securities with an original NAIC designation of 5, 5*, 6 or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to a modified designation or financial modeling.

Short sale is the sale of a security which is not owned by the company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in Statement of Statutory Accounting Principle (SSAP) No. 103 "Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Preferred stocks with NAIC designations of "1" through "3" are carried at amortized cost. All other preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which either audited U.S. GAAP financial statements or audited foreign GAAP basis financial statements that include a footnote reconciling net income and equity on a foreign GAAP basis to U.S. GAAP are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses. Hedge accounting was not used for any derivative instruments in 2018.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of
(a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs, prepaid expenses, electronic data processing (EDP) equipment assets, agents' balances or other receivables over 90 days. Non-admitted assets amounted to $510 million and $350 million at December 31, 2018 and 2017, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline 43 (AG 43). Reserves for variable universal life accounts are provided in accordance with the Commissioners' Reserve Valuation Method (CRVM). Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds.

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the NYDFS.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and for traditional life insurance returns any portion of the final premium for periods beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $1.3 billion at December 31, 2018.

A majority of the Company's variable annuity products are issued with a guaranteed minimum death benefit (GMDB) which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of
(1) the contractholder's account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. AG 43 requires the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with GMDB. These reserves are derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and are based on prudent estimate assumptions. In addition, a deterministic valuation is also performed using assumptions prescribed in AG 43. The greater of these two reserve balances is the AG 43 reserve. However, the Company is currently holding reserves at the C3 Phase II Total Asset Requirement level, which is higher than the AG 43 amount.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company's underwriters at issue.

The Company had $5.7 billion of insurance in-force and $231 million of reserves as of December 31, 2018, and $3.8 billion of insurance in-force and $207 million of reserves as of December 31, 2017, for which the gross premiums are less than the net premiums according to the standard of valuation set by the NYDFS.

The liabilities related to policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

In addition, an extra mortality reserve is held for ordinary life insurance policies classified as group conversions, equal to the excess, if any, of a substandard reserve over a standard reserve based on mortality rates appropriately increased over the standard class mortality rates.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

For long-term disability products, disabled life reserves were established using the 1964 Commissioner's Disability Table for claims incurred prior to January 1, 1989, and the 1987 Commissioner's Group Disability Table for claims incurred January 1, 1989 and later, at an interest rate equal to the Single Premium Immediate Annuity rate (based on year incurred) less 1 percent.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company's business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG Parent or its subsidiaries and

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG Parent or its subsidiaries is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG Parent, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG Parent. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

In 2017, the Company strengthened reserves on certain substandard structured settlement contracts by adjusting the constant extra deaths assumption as required by New York Regulation 151, recognizing experience on the block as required.

There were no other new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2018, five out-of-period errors were identified and corrected, which increased unassigned surplus by $32 million. The most significant of these was a decrease in deferred annuity reserves due to a system conversion.

In 2017, one prior year error was identified and corrected, which increased reserves for group term life policies and decreased unassigned surplus by $6 million.

In 2016, three out-of-period errors were identified and corrected. The Company corrected the prior year errors and increased surplus by $8 million. The most significant of these was due to an overstatement of recently issued substandard structured settlement reserves.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the NYDFS. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and preferred stocks are generally reported at amortized cost. However, if bonds are designated category "6" and preferred stocks are designated categories "4 - 6" by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan's original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings in 2018 for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company's election. Prior to 2018, equity securities designated as available-for-sale were carried at fair value with changes in fair value recorded through other comprehensive income.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer's occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in certain variable universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries' financial statements are combined with the parent company's financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company's investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs
(DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as "non-admitted," principally any negative IMR, agents' balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management's estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer's best estimates of interest rates are used.

Under SAP, the Commissioners' Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include
1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

                                                                               Gross      Gross
                                                                   Statement Unrealized Unrealized
(in millions)                                                        Value     Gains      Losses   Fair Value
-------------                                                      --------- ---------- ---------- ----------
December 31, 2018
Bonds:
   U.S. government obligations                                      $   219    $    8     $  (4)    $   223
   All other governments                                                552         7       (27)        532
   States, territories and possessions                                   95         6        --         101
   Political subdivisions of states, territories and possessions         41         4        --          45
   Special revenue                                                    1,640        43       (28)      1,655
   Industrial and miscellaneous                                      15,797       467      (493)     15,771
   Hybrid securities                                                    170        15        (4)        181
   Parent, subsidiaries and affiliates                                   --        --        --          --
                                                                    -------    ------     -----     -------
Total bonds                                                          18,514       550      (556)     18,508
                                                                    -------    ------     -----     -------
   Preferred stock                                                        6        --        --           6
   Common stock                                                          10        --        --          10
                                                                    -------    ------     -----     -------
Total equity securities                                                  16        --        --          16
                                                                    -------    ------     -----     -------
Total                                                               $18,530    $  550     $(556)    $18,524
                                                                    =======    ======     =====     =======
December 31, 2017
Bonds:
   U.S. government obligations                                      $   195    $   11     $  (2)    $   204
   All other governments                                                611        30        (5)        636
   States, territories and possessions                                  107        12        --         119
   Political subdivisions of states, territories and possessions         50         8        --          58
   Special revenue                                                    1,627        69       (11)      1,685
   Industrial and miscellaneous                                      16,086     1,058       (93)     17,051
   Hybrid securities                                                    143        31        (1)        173
                                                                    -------    ------     -----     -------
Total bonds                                                          18,819     1,219      (112)     19,926
                                                                    -------    ------     -----     -------
   Preferred stock                                                        6        --        --           6
   Common stock                                                          13        --        --          13
                                                                    -------    ------     -----     -------
Total equity securities                                                  19        --        --          19
                                                                    -------    ------     -----     -------
Total                                                               $18,838    $1,219     $(112)    $19,945
                                                                    =======    ======     =====     =======

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                         Less than 12 Months    12 Months or More           Total
                                        --------------------  --------------------  --------------------
                                                     Gross                 Gross                 Gross
                                                   Unrealized            Unrealized            Unrealized
(in millions)                           Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                           ---------- ---------- ---------- ---------- ---------- ----------
December 31, 2018
Bonds:
   U.S. government obligations            $   34     $  (1)     $   87     $  (3)     $  121     $  (4)
   All other governments                     252       (14)        115       (13)        367       (27)
   States, territories and possessions        16        --           5        --          21        --
   Political subdivisions of states,
     territories and possessions              --        --           3        --           3        --
   Special revenue                           224        (9)        654       (19)        878       (28)
   Industrial and miscellaneous            6,143      (329)      2,013      (167)      8,156      (496)
   Hybrid securities                          29        (2)         12        (2)         41        (4)
   Parent, subsidiaries and affiliates        --        --          --        --          --        --
                                          ------     -----      ------     -----      ------     -----
Total bonds                                6,698      (355)      2,889      (204)      9,587      (559)
                                          ======     =====      ======     =====      ======     =====
   Preferred stock                             2        --           3        --           5        --
                                          ------     -----      ------     -----      ------     -----
Total equity securities                        2        --           3        --           5        --
                                          ------     -----      ------     -----      ------     -----
Total                                     $6,700     $(355)     $2,892     $(204)     $9,592     $(559)
                                          ======     =====      ======     =====      ======     =====
December 31, 2017
Bonds:
   U.S. government obligations            $   79     $  (2)     $    2     $  --      $   81     $  (2)
   All other governments                      76        (2)         44        (3)        120        (5)
   States, territories and possessions         1        --          --        --           1        --
   Political subdivisions of states,
     territories and possessions               3        --          --        --           3        --
   Special revenue                           441        (7)        192        (4)        633       (11)
   Industrial and miscellaneous            1,532       (50)        986       (45)      2,518       (95)
   Hybrid securities                           2        --          15        (1)         17        (1)
                                          ------     -----      ------     -----      ------     -----
Total bonds                                2,134       (61)      1,239       (53)      3,373      (114)
                                          ======     =====      ======     =====      ======     =====
   Preferred stock                             2        --           3        --           5        --
                                          ------     -----      ------     -----      ------     -----
Total equity securities                        2        --           3        --           5        --
                                          ------     -----      ------     -----      ------     -----
Total                                     $2,136     $ (61)     $1,242     $ (53)     $3,378     $(114)
                                          ======     =====      ======     =====      ======     =====

As of December 31, 2018 and 2017, the number of bonds and equity securities in an unrealized loss position was 2,064 and 988, respectively. Bonds comprised 2,061 of the total of which 696 were in a continuous loss position greater than 12 months at December 31, 2018. Bonds comprised 982 of the total of which 248 were in a continuous loss position greater than 12 months at December 31, 2017.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2018 and 2017, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

       (in millions)                           Statement Value Fair Value
       -------------                           --------------- ----------
       December 31, 2018
       Due in one year or less                     $   563      $   569
       Due after one year through five years         2,168        2,170
       Due after five years through ten years        3,753        3,637
       Due after ten years                           6,841        6,739
       LBaSS                                         5,248        5,452
                                                   -------      -------
       Total                                       $18,573      $18,567
                                                   =======      =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $66 million and $78 million at December 31, 2018 and 2017, respectively which is the fair value. At December 31, 2018 and 2017, the Company had no income excluded from due and accrued for bonds.

At December 31, 2018, the Company's bond portfolio included bonds totaling
$1.0 billion not rated investment grade by the NAIC guidelines (categories 3-6). These bonds accounted for 5 percent of the Company's total assets and 6 percent of invested assets. These below investment grade securities, excluding structured securities, span across 13 industries. At December 31, 2017, the Company's bond portfolio included bonds totaling $1.0 billion not rated investment grade by the NAIC guidelines (categories 3-6). These bonds accounted for 4 percent of the Company's total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 14 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

                                            December 31,
                                            ------------
                                            2018   2017
                                            ----  ------
                      Consumer Noncyclical  22.1%   11.9%
                      Energy                16.2    20.7
                      Communications        14.9    13.7
                      Consumer Cyclical     13.8    10.8
                      Basic                  5.7    10.1

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company's ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management's judgments.

The following table presents the statement value and fair value of LBaSS:

                                        December 31, 2018    December 31, 2017
                                       -------------------- --------------------
                                       Statement            Statement
(in millions)                            Value   Fair Value   Value   Fair Value
-------------                          --------- ---------- --------- ----------
Loan-backed and structured securities  $  5,248   $  5,452  $  6,338   $  6,665

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

At December 31, 2018 and 2017, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2018 and 2017, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2018, 2017 and 2016, the Company recognized total OTTI of $6 million, $15 million and $38 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2018 and 2017, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

                    Less than 12 Months    12 Months or More           Total
                   --------------------  --------------------  --------------------
                                Gross                 Gross                 Gross
                              Unrealized            Unrealized            Unrealized
(in millions)      Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------      ---------- ---------- ---------- ---------- ---------- ----------
December 31, 2018
   LBaSS             $1,082      $(26)      $916       $(26)     $1,998      $(52)
December 31, 2017
   LBaSS             $  812      $(15)      $493       $(20)     $1,305      $(35)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for
LBaSS:

                                                                                      December 31,
                                                                                      ------------
(in millions)                                                                         2018   2017
-------------                                                                         ----   ----
Balance, beginning of year                                                            $336   $321
Increases due to:
   Credit impairment on new securities subject to impairment losses                      1      2
   Additional credit impairment on previously impaired investments                       5     17
Reduction due to:
   Credit impaired securities fully disposed for which there was no prior intent or
     requirement to sell                                                                94      4
                                                                                       ----  ----
Balance, end of year                                                                  $248   $336
                                                                                       ====  ====

See Note 23 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company's structured notes holding at December 31, 2018.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Mortgage Loans

Mortgage loans had outstanding principal balances of $3.1 billion and $2.8 billion at December 31, 2018 and 2017, respectively. Contractual interest rates range from 2.10 percent to 10.10 percent. The mortgage loans at December 31, 2018 had maturity dates ranging from 2019 to 2055.

The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company's mortgage loan portfolio:

                                                December 31,
                                                ------------
                                                 2018   2017
                                                -----  -----
                   Geographic distribution:
                      Mid-Atlantic               29.4%  29.5%
                      Pacific                    24.5   24.3
                      Foreign                    10.9    7.5
                      South Atlantic              8.6    9.6
                      East North Central          8.4    8.4
                      West South Central          6.1    5.3
                      Mountain                    4.8    5.7
                      New England                 4.5    5.6
                      East South Central          2.2    3.1
                      West North Central          0.6    1.0
                                                -----  -----
                   Total                        100.0% 100.0%
                                                =====  =====
                   Property type distribution:
                      Multi-family               31.1%  28.0%
                      Office                     23.7   25.7
                      Retail                     15.5   16.6
                      Industrial                 13.9    9.7
                      Hotel/motel                 5.5    6.2
                      Other                      10.3   13.8
                                                -----  -----
                   Total                        100.0% 100.0%
                                                =====  =====

At December 31, 2018, there were 44 mortgage loans with outstanding balances of $20 million or more which represented approximately 50 percent of the portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2018 and 2017:

                                   Years Ended December 31,
                                ------------------------------
                                     2018            2017
                                --------------  --------------
                 (in millions)  Maximum Minimum Maximum Minimum
                 -------------  ------- ------- ------- -------
                 Multi-family    5.75%   2.90%   4.27%   2.10%
                 Retail          5.48    5.48    5.20    4.18
                 Office          5.10    3.66    9.17    3.92
                 Industrial      4.25    2.11    4.97    2.15
                 Other           5.37    3.35    5.00    3.50

The Company did not reduce any interest rates during 2018 and 2017.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was
95.0 percent and 95.0 percent in 2018 and 2017, respectively.

At December 31, 2018, the Company held $56 million in impaired mortgages with no related allowances for credit losses and $56 million in impaired loans without a related allowance. At December 31, 2017, the Company held $62 million in impaired mortgages with $4 million of related allowances for credit losses and $58 million in impaired loans without a related allowance. The Company's average recorded investment in impaired loans was $59 million and $83

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

million, at December 31, 2018 and 2017, respectively. The Company recognized interest income from impaired loans of $2 million, $2 million and $4 million in 2018, 2017 and 2016, respectively. The Company recognizes interest income on its impaired mortgage loans upon receipt.

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

                                                                 December 31,
                                                                -------------
 (in millions)                                                  2018 2017 2016
 -------------                                                  ---- ---- ----
 Balance, beginning of year                                     $20  $17  $19
    Additions (reductions) charged to unrealized capital loss     2    6   --
    Direct write-downs charged against allowance                 --   (3)  (2)
                                                                ---  ---  ---
 Balance, end of year                                           $22  $20  $17
                                                                ===  ===  ===

During 2018, the Company did not derecognize any mortgage loans and did not recognize any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company's strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

                                             December 31,
                                           -----------------
                    (in millions)            2018     2017
                    -------------          -------- --------
                    Current                $  3,049 $  2,810
                    30 - 59 days past due         1        1
                                           -------- --------
                    Total                  $  3,050 $  2,811
                                           ======== ========

At December 31, 2018 and 2017, the Company had mortgage loans outstanding under participant or co-lender agreements of $2.3 billion and $2.1 billion, respectively.

In addition, the Company had $56 million and $58 million in restructured loans at December 31, 2018 and 2017, respectively.

Troubled Debt Restructuring

At both December 31, 2018 and 2017, the Company held no restructured debt for which impairment was recognized. The Company had no outstanding commitments at December 31, 2018 and 2017 to debtors that hold loans with restructured terms.

Real Estate

The following table presents the components of the Company's investment in real estate:

                                                       December 31,
                                                       -----------
             (in millions)                             2018   2017
             -------------                             -----  -----
             Properties held for production of income  $  --  $   8
             Properties held for sale                     --     --
                                                       -----  -----
             Total                                     $  --  $   8
                                                       =====  =====

The Company recognized a gain of less than $1 million on the sale of real estate property and had impairment write-downs of $1 million for its investment in real estate during 2018. The Company recognized a gain of $11 million on the sale of real estate property and had no impairment write-downs for its investment in real estate during 2017. The

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company recognized a gain of $1 million on the sale of real estate property and had no impairment write-downs for its investment in real estate during 2016.

Other Invested Assets

The following table presents the components of the Company's other invested assets:

                                                       December 31,
                                                      --------------
          (in millions)                                2018    2017
          -------------                               ------  ------
          Investments in limited liability companies  $  302  $  328
          Investments in limited partnerships            535     494
          Other unaffiliated investments                 198     191
          Receivable for securities                       13      95
          Cash collateral on derivatives                  13      63
          Non-admitted assets                             (1)     (3)
                                                      ------  ------
          Total                                       $1,060  $1,168
                                                      ======  ======

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $246 million and $171 million at December 31, 2018 and 2017, respectively. The financial statements for the related holding companies are not audited and the Company has limited the value of its investment in these holding companies to the value contained in the audited financial statements of the lower tier entities owned by each of the respective intermediate holding company entities as adjusted SAP, if applicable. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company's determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures and partnerships of $8 million during 2018. The Company recorded impairment write-downs in joint ventures and partnerships of $13 million during 2017.

Net Investment Income

The following table presents the components of net investment income:

                                              Years ended December 31,
                                              ----------------------
           (in millions)                       2018     2017    2016
           -------------                      ------   ------  ------
           Bonds                              $  946   $  975  $1,001
           Preferred stocks                       --       --       2
           Common stocks                           1        1      --
           Cash and short-term investments         3        6      --
           Mortgage loans                        144      141     121
           Real estate                             1        4       5
           Contract loans                         11       12      13
           Derivatives                            25      (16)     27
           Investment income from affiliates       2        5      13
           Other invested assets                  35       28      38
                                              ------   ------  ------
           Gross investment income             1,168    1,156   1,220
           Investment expenses                   (27)     (43)    (32)
                                              ------   ------  ------
           Net investment income              $1,141   $1,113  $1,188
                                              ======   ======  ======

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

                                               Years Ended December 31,
                                               ------------------------
        (in millions)                            2018    2017     2016
        -------------                          -------  ------  -------
        Bonds                                  $   (49) $   66  $  (114)
        Common stocks                               (1)     --       --
        Cash and short-term investments              1      (2)       1
        Mortgage loans                              (9)      4       (2)
        Real estate                                 (2)     11        1
        Derivatives                                (16)    (66)     (51)
        Other invested assets                       30      (7)      36
                                               -------  ------  -------
        Realized capital (losses) gains            (46)      6     (129)
        Federal income tax benefit (expense)        10      (2)      45
        Net losses (gains) transferred to IMR       26     (57)      37
                                               -------  ------  -------
        Net realized capital losses            $   (10) $  (53) $   (47)
                                               =======  ======  =======

During 2018, 2017 and 2016, the Company recognized $17 million, $35 million and $56 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

                                              Years Ended December 31,
                                              ------------------------
         (in millions)                          2018     2017    2016
         -------------                        --------  ------  ------
         Proceeds                             $  2,073  $1,755  $1,871
                                              ========  ======  ======
         Gross realized capital gains         $     11  $  129  $   47
         Gross realized capital losses             (50)    (17)    (99)
                                              --------  ------  ------
         Net realized capital (losses) gains  $    (39) $  112  $  (52)
                                              ========  ======  ======

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

                                                         Years Ended December 31,
                                                        -------------------------
(in millions)                                             2018     2017     2016
-------------                                           -------  -------  -------
Bonds                                                   $   (30) $    61  $   (20)
Mortgage loans                                              (12)      16      (25)
Derivatives                                                  34      (69)       2
Other invested assets                                       (34)      52      (63)
Federal income tax benefit (expense)                          8      (29)      67
                                                        -------  -------  -------
Net change in unrealized (losses) gains of investments  $   (34) $    31  $   (39)
                                                        =======  =======  =======

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


5* Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5* Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

                                      Number             Aggregate
                                      of 5*    Aggregate   Fair
              Investment            Securities   BACV      Value
              ----------            ---------- --------- ---------
              (in millions)
              -------------
              2018
              Bonds - AC                --       $ --      $ --
              LBass - AC                 4         30        30
              Preferred Stock - AC      --         --        --
              Preferred Stock - FV      --         --        --
                                        --       ----      ----
              Total                      4       $ 30      $ 30
                                        ==       ====      ====
              2017
              Bonds - AC                 2       $  3      $  3
              LBass - AC                --         --        --
              Preferred Stock - AC      --         --        --
              Preferred Stock - FV      --         --        --
                                        --       ----      ----
              Total                      2       $  3      $  3
                                        ==       ====      ====
              AC - Amortized Cost
              FV - Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

As of December 31, 2018 and 2017, the Company had bonds loaned with a fair value of approximately $95 million and $287 million pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

                                                 December 31,
                                                ---------------
                (in millions)                     2018    2017
                -------------                   -------- ------
                30 days or less                 $     38 $   29
                31 to 60 days                         14    124
                61 to 90 days                         48    143
                                                -------- ------
                Subtotal                             100    296
                Securities collateral received        --     --
                                                -------- ------
                Total collateral received       $    100 $  296
                                                ======== ======

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

                                    December 31, 2018    December 31, 2017
                                   -------------------- --------------------
                                   Amortized            Amortized
   (in millions)                     Cost    Fair Value   Cost    Fair Value
   -------------                   --------- ---------- --------- ----------
   Open positions                     $89       $89       $227       $227
                                      ---       ---       ----       ----
   Subtotal                            89        89        227        227
   Securities collateral received      --        --         --         --
                                      ---       ---       ----       ----
   Total collateral reinvested        $89       $89       $227       $227
                                      ===       ===       ====       ====

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Repurchase Agreements

At December 31, 2018 and 2017, bonds with a fair value of approximately $114 million and $108 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

                                                   December 31,
                                                   ------------
                   (in millions)                   2018   2017
                   -------------                   ----   ----
                   Open positions                  $  3   $ --
                   30 days or less                   57      4
                   31 to 60 days                     20     51
                   61 to 90 days                     14     47
                   Greater than 90 days              16     --
                                                    ----  ----
                   Subtotal                         110    102
                   Securities collateral received    --     --
                                                    ----  ----
                   Total collateral received       $110   $102
                                                    ====  ====

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                                   FIRST QUARTER                        SECOND QUARTER
                       ------------------------------------- -------------------------------------
                                       Average Daily Ending                  Average Daily Ending
(in millions)          Minimum Maximum    Balance    Balance Minimum Maximum    Balance    Balance
-------------          ------- ------- ------------- ------- ------- ------- ------------- -------
Open - No Maturity      $ --     $ 1        $--        $--     $--    $  4       $  1        $ 4
Overnight                 --      27          2         --      --      67          9         --
2 Days to 1 Week          --      35          7          4      --     113         33         --
> 1 Week to 1 Month        3      54         29         23      57     185        118         57
> 1 Month to 3 Months     16      98         57         65      89     386        157         45
> 3 Months to 1 Year      --      15          1         --      --      --         --         --
> 1 Year                  --      --         --         --      --      --         --         --

                                   THIRD QUARTER                        FOURTH QUARTER
                       ------------------------------------- -------------------------------------
                                       Average Daily Ending                  Average Daily Ending
(in millions)          Minimum Maximum    Balance    Balance Minimum Maximum    Balance    Balance
-------------          ------- ------- ------------- ------- ------- ------- ------------- -------
Open - No Maturity      $  3     $ 4        $ 4        $ 3     $ 3    $  6       $  4        $ 3
Overnight                  1      40         12          1      --      29         10         --
2 Days to 1 Week           1      76         24         29       5      29         18         16
> 1 Week to 1 Month       19      95         67         26      21      69         39         70
> 1 Month to 3 Months    (10)     39         19         39      21      90         53         20
> 3 Months to 1 Year       4       4          4         --      --      --         --         --
> 1 Year                  --      --         --         --      --      --         --         --

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the Company's liability to return collateral for the year ended December 31, 2018:

                                        FIRST QUARTER                                SECOND QUARTER
                         -------------------------------------------- --------------------------------------------
                                         Average Daily                                Average Daily
(in millions)            Minimum Maximum    Balance    Ending Balance Minimum Maximum    Balance    Ending Balance
-------------            ------- ------- ------------- -------------- ------- ------- ------------- --------------
Cash (Collateral - All)    $19    $229       $ 97           $92        $146    $755       $319           $106

                                        THIRD QUARTER                                FOURTH QUARTER
                         -------------------------------------------- --------------------------------------------
                                         Average Daily                                Average Daily
                         Minimum Maximum    Balance    Ending Balance Minimum Maximum    Balance    Ending Balance
                         ------- ------- ------------- -------------- ------- ------- ------------- --------------
Cash (Collateral - All)    $19    $258       $129           $98        $ 51    $224       $124           $109

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

                                    December 31, 2018    December 31, 2017
                                   -------------------- --------------------
                                   Amortized            Amortized
   (in millions)                     Cost    Fair Value   Cost    Fair Value
   -------------                   --------- ---------- --------- ----------
   Greater than three years          $115       $114       $97       $108
                                     ----       ----       ---       ----
   Subtotal                           115        114        97        108
   Securities collateral received      --         --        --         --
                                     ----       ----       ---       ----
   Total collateral reinvested       $115       $114       $97       $108
                                     ====       ====       ===       ====

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                                           FIRST QUARTER                          SECOND QUARTER
                               -------------------------------------- --------------------------------------
                                               Average                                Average
                                                Daily                                  Daily
(in millions)                  Minimum Maximum Balance Ending Balance Minimum Maximum Balance Ending Balance
-------------                  ------- ------- ------- -------------- ------- ------- ------- --------------
BACV                             $--     $--     $--        $ 92        $--     $--     $--        $106
Non-admitted - Subset of BACV     --      --      --          --         --      --      --          --
Fair Value                        --      --      --          96         --      --      --         106

                                           THIRD QUARTER                          FOURTH QUARTER
                               -------------------------------------- --------------------------------------
                                               Average                                Average
                                                Daily                                  Daily
(in millions)                  Minimum Maximum Balance Ending Balance Minimum Maximum Balance Ending Balance
-------------                  ------- ------- ------- -------------- ------- ------- ------- --------------
BACV                             $--     $--     $--        $101        $--     $--     $--        $115
Non-admitted - Subset of BACV     --      --      --          --         --      --      --          --
Fair Value                        --      --      --         101         --      --      --         114

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                     1     2      3      4      5      6      7       8
                                                                     Non-
     (in millions)  None NAIC 1 NAIC 2 NAIC 3 NAIC 4 NAIC 5 NAIC 6 Admitted
     -------------  ---- ------ ------ ------ ------ ------ ------ --------
     Bonds - BACV   $--   $98    $15    $--     $2    $--    $--     $--
     Bonds - FV     $--   $98    $14    $--     $2    $--    $--     $--

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company's restricted assets:

                                                       December 31,
                                                       ------------
                (in millions)                          2018   2017
                -------------                          ----   ----
                On deposit with states                 $ 11   $ 16
                Securities lending                       89    254
                Collateral held on securities lending   100    296
                FHLB stock and collateral pledged       265    133
                Subject to repurchase agreements        115     97
                Collateral for derivatives               43     84
                Other restricted assets                   5     --
                                                        ----  ----
                Total                                  $628   $880
                                                        ====  ====

6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

..   An interest rate above prime to borrowers who do not qualify for prime rate loans;

..   Borrowers with low credit ratings (FICO scores);

..   Interest-only or negative amortizing loans;

..   Unconventionally high initial loan-to-value ratios;

..   Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

..   Borrowers with less than conventional documentation of their income and/or net assets;

..   Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

..   Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant "payment shock" when the teaser payment resets upwards after the initial fixed period.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company's exposure is through other investments, primarily in RMBS, as described above.

The following table presents information regarding the Company's investments with subprime exposures:

                                             Book
                                           Adjusted                OTTI
                                           Statement            Recognized
      (in millions)            Actual Cost   Value   Fair Value  to Date
      -------------            ----------- --------- ---------- ----------
      December 31, 2018
      In general account:
         RMBS                     $260       $256       $280       $ --
         CDOs                      194        194        205         --
         CMBS                        1          1          1         --
                                  ----       ----       ----       ----
      Total subprime exposure     $455       $451       $486       $ --
                                  ====       ====       ====       ====
      December 31, 2017
      In general account:
         RMBS                     $293       $298       $334       $ (2)
         CDOs                      185        186        202         (9)
                                  ----       ----       ----       ----
      Total subprime exposure     $478       $484       $536       $(11)
                                  ====       ====       ====       ====

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. The Company has determined that its derivative financial instruments do not qualify for hedge accounting. As a result, derivatives are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company's exchange traded futures contracts relates to the one day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $34 million in 2018, an unrealized capital loss of $69 million in 2017 and an unrealized capital gain of $2 million in 2016, related to derivatives that did not qualify for hedge accounting.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company's interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company's net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency,

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company's derivative instruments:

                                       December 31, 2018                December 31, 2017
                                -------------------------------  -------------------------------
                                Contract or                      Contract or
                                 Notional   Statement             Notional   Statement
(in millions)                     Amount      Value   Fair Value   Amount      Value   Fair Value
-------------                   ----------- --------- ---------- ----------- --------- ----------
Assets:
   Interest rate contracts        $2,446      $ 51       $ 51      $1,723      $ 34       $ 34
   Foreign exchange contracts        489        31         31         104         5          5
   Equity contracts                1,388        17         17       1,839        70         70
                                  ------      ----       ----      ------      ----       ----
Derivative assets, gross           4,323        99         99       3,666       109        109
   Counter party netting              --       (93)       (93)         --       (90)       (90)
                                  ------      ----       ----      ------      ----       ----
Derivative assets, net            $4,323      $  6       $  6      $3,666      $ 19       $ 19
                                  ======      ====       ====      ======      ====       ====
Liabilities:
   Interest rate contracts        $1,106      $ 76       $ 76      $1,112      $ 45       $ 45
   Foreign exchange contracts        332        11         11         556        25         25
   Equity contracts                  943         7          7         881        45         45
                                  ------      ----       ----      ------      ----       ----
Derivative liabilities, gross      2,381        94         94       2,549       115        115
   Counter party netting              --       (93)       (93)         --       (90)       (90)
                                  ------      ----       ----      ------      ----       ----
Derivative liabilities, net       $2,381      $  1       $  1      $2,549      $ 25       $ 25
                                  ======      ====       ====      ======      ====       ====

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

                                                                                    December 31, 2018  December 31, 2017
                                                                                    -----------------  -----------------
(in millions)                                                                       Assets Liabilities Assets Liabilities
-------------                                                                       ------ ----------- ------ -----------
Gross amount recognized                                                              $ 99     $(94)     $109     $(115)
Amount offset                                                                         (93)      93       (90)       90
                                                                                     ----     ----      ----     -----
Net amount presented in the Statement of Admitted Assets, Liabilities, and Capital
  and Surplus                                                                        $  6     $ (1)     $ 19     $ (25)
                                                                                     ====     ====      ====     =====

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company's derivative financial instruments with concentrations of credit risk:

                                    December 31, 2018          December 31, 2017
                                -------------------------- --------------------------
                                Contract or                Contract or
                                 Notional   Final Maturity  Notional   Final Maturity
(in millions)                     Amount         Date        Amount         Date
-------------                   ----------- -------------- ----------- --------------
Derivative assets:
   Interest rate contracts        $2,446         2050        $1,723         2049
   Foreign exchange contracts        489         2056           104         2035
   Equity contracts                1,388         2019         1,839         2018
Derivative liabilities:
   Interest rate contracts         1,106         2047         1,112         2047
   Foreign exchange contracts        332         2039           556         2056
   Equity contracts                  943         2019           881         2018

The credit exposure to the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company's derivative contracts aggregated
$51 Million and $65 million at December 31, 2018 and 2017, respectively.

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

   inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company's financial instruments not measured at fair value compared to their statement values:

                                                                   Admitted
                                                       Aggregate   Assets or
(in millions)                                          Fair Value Liabilities Level 1 Level 2 Level 3
-------------                                          ---------- ----------- ------- ------- -------
December 31, 2018
Assets:
   Bonds                                                $18,505     $18,511     $--   $15,856 $2,649
   Preferred stocks                                           6           6       1         5     --
   Common stocks                                              9           9      --         9     --
   Cash, cash equivalents and short-term investments        172         172      54       118     --
   Mortgage loans                                         3,093       3,050      --        --  3,093
   Contract loans                                           178         178      --        --    178
   Receivables for securities                                13          13      --        13     --
   Securities lending reinvested collateral assets           89          89      --        89     --
Liabilities:
   Policy reserves and contractual liabilities              618         551      --        19    599
   Payable for securities                                    76          76      --        76     --
   Payable for securities lending                           100         100      --       100     --
December 31, 2017
Assets:
   Bonds                                                $19,917     $18,810     $--   $16,891 $3,026
   Preferred stocks                                           6           6       1         5     --
   Common stocks                                              9           9      --         9     --
   Cash, cash equivalents and short-term investments         40          40      21        19     --
   Mortgage loans                                         2,915       2,811      --        --  2,915
   Contract loans                                           188         188      --        --    188
   Receivables for securities                                95          95      --        95     --
   Securities lending reinvested collateral assets          227         227      --       227     --
Liabilities:
   Policy reserves and contractual liabilities            9,692       9,474      --        19  9,673
   Payable for securities                                    29          29      --        29     --
   Payable for securities lending                           296         296      --       296     --

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

                                                           Counterparty
 (in millions)                     Level 1 Level 2 Level 3  Netting/*/   Total
 -------------                     ------- ------- ------- ------------ ------
 December 31, 2018
 Assets at fair value:
 Bonds
    Industrial and miscellaneous   $   --  $    1    $ 2       $ --     $    3
                                   ------  ------    ---       ----     ------
    Total bonds                        --       1      2         --          3
                                   ------  ------    ---       ----     ------
 Common stock
    Industrial and miscellaneous       --      --      1         --          1
                                   ------  ------    ---       ----     ------
    Total common stock                 --      --      1         --          1
                                   ------  ------    ---       ----     ------
 Derivative assets:
    Interest rate contracts            --      51     --         --         51
    Foreign exchange contracts         --      31     --         --         31
    Equity contracts                   --      17     --         --         17
    Counterparty netting               --      --     --        (93)       (93)
                                   ------  ------    ---       ----     ------
 Total derivative assets               --      99     --        (93)         6
                                   ------  ------    ---       ----     ------
 Separate account assets            2,949   1,628     --         --      4,577
                                   ------  ------    ---       ----     ------
 Total assets at fair value        $2,949  $1,728    $ 3       $(93)    $4,587
                                   ======  ======    ===       ====     ======
 Liabilities at fair value:
 Derivative liabilities:
    Interest rate contracts        $   --  $   76    $--       $ --     $   76
    Foreign exchange contracts         --      11     --         --         11
    Equity contracts                    1       6     --         --          7
    Counterparty netting               --      --     --        (93)       (93)
                                   ------  ------    ---       ----     ------
 Total derivative liabilities           1      93     --        (93)         1
                                   ------  ------    ---       ----     ------
 Total liabilities at fair value   $    1  $   93    $--       $(93)    $    1
                                   ======  ======    ===       ====     ======

 December 31, 2017
 Assets at fair value:
 Bonds
    Industrial and miscellaneous   $   --  $    8    $ 1       $ --     $    9
                                   ------  ------    ---       ----     ------
    Total bonds                        --       8      1         --          9
                                   ------  ------    ---       ----     ------
 Common stock
    Industrial and miscellaneous        3      --      1         --          4
                                   ------  ------    ---       ----     ------
    Total common stock                  3      --      1         --          4
                                   ------  ------    ---       ----     ------
 Derivative assets:
    Interest rate contracts            --      34     --         --         34
    Foreign exchange contracts         --       5     --         --          5
    Equity contracts                   19      51     --         --         70
    Counterparty netting               --      --     --        (90)       (90)
                                   ------  ------    ---       ----     ------
 Total derivative assets               19      90     --        (90)        19
                                   ------  ------    ---       ----     ------
 Separate account assets            3,193   2,383     --         --      5,576
                                   ------  ------    ---       ----     ------
 Total assets at fair value        $3,215  $2,481    $ 2       $(90)    $5,608
                                   ======  ======    ===       ====     ======
 Liabilities at fair value:
 Derivative liabilities:
    Interest rate contracts        $   --  $   45    $--       $ --     $   45
    Foreign exchange contracts         --      25     --         --         25
    Equity contracts                   --      45     --         --         45
    Counterparty netting               --      --     --        (90)       (90)
                                   ------  ------    ---       ----     ------
 Total derivative liabilities          --     115     --        (90)        25
                                   ------  ------    ---       ----     ------
 Total liabilities at fair value   $   --  $  115    $--       $(90)    $   25
                                   ======  ======    ===       ====     ======

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

                                                           Common
 (in millions)                                       Bonds Stocks Total Assets
 -------------                                       ----- ------ ------------
 Balance, January 1, 2017                            $ 75    --       $ 75
 Total realized/unrealized capital gains or losses:
    Included in net income                             (4)   --         (4)
    Included in surplus                                11    --         11
 Purchases, issuances and settlements                   8     1          9
 Transfers into Level 3                                --    --         --
 Transfers out of Level 3                             (89)   --        (89)
                                                     ----    --       ----
 Balance, December 31, 2017                          $  1     1       $  2
                                                     ====    ==       ====
 Total realized/unrealized capital gains or losses:
    Included in net income                             (1)   --         (1)
    Included in surplus                                (1)   --         (1)
 Purchases, issuances and settlements                  10    --         10
 Transfers into Level 3                                 5    --          5
 Transfers out of Level 3                             (12)   --        (12)
                                                     ----    --       ----
 Balance, December 31, 2018                          $  2     1       $  3
                                                     ====    ==       ====

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2018 and 2017, there were no transfers between Level 1 and Level 2 securities.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2018 and 2017 may include changes in fair value that were attributable to both observable inputs (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2018.

Gross Basis Fair Value Measurements

The following table presents the Company's derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

      (in millions)                         Level 1 Level 2 Level 3 Total
      -------------                         ------- ------- ------- -----
      December 31, 2018
      Derivative assets at fair value         $--    $ 99     $--   $ 99
      Derivative liabilities at fair value      1      93      --     94

      December 31, 2017
      Derivative assets at fair value         $19    $ 90     $--   $109
      Derivative liabilities at fair value     --     115      --    115

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company's reserves by major category:

                                                                       Years ended December 31,
                                                                       -----------------------
(in millions)                                                             2018         2017
-------------                                                           ---------   ---------
Life insurance                                                         $   3,434    $   3,767
Annuities (excluding supplementary contracts with life contingencies)     15,261       15,243
Supplementary contracts with life contingencies                               65           50
Accidental death benefits                                                     --            2
Disability - active lives                                                      2            3
Disability - disabled lives                                                   78           92
Excess of AG 43 reserves over basic reserves                                 148           11
Deficiency reserves                                                          231          207
Other miscellaneous reserve                                                1,398          719
                                                                        ---------   ---------
   Gross life and annuity reserves                                        20,617       20,094
   Reinsurance ceded                                                        (473)        (521)
                                                                        ---------   ---------
Net life and annuity reserves                                             20,144       19,573
                                                                        ---------   ---------
Accident and health reserves
   Unearned premium reserves                                                  16           22
   Present value of amounts not yet due on claims                            305          378
   Additional contract reserves                                               42           42
                                                                        ---------   ---------
   Gross accident and health reserves                                        363          442
   Reinsurance ceded                                                         (32)         (39)
                                                                        ---------   ---------
Net accident and health reserves                                             331          403
                                                                        ---------   ---------
Aggregate policy reserves                                              $  20,475    $  19,976
                                                                        =========   =========

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

                                                                            Separate      Separate
                                                                            Accounts      Accounts
                                                                   General    With          Non-
(in millions)                                                      Account Guarantee/*/ Guaranteed/*/  Total  Percent
-------------                                                      ------- -----------  ------------  ------- -------
December 31, 2018
Subject to discretionary withdrawal
   With fair value adjustment                                      $   599     $--         $   --     $   599    2.9%
   At book value less current surrender charge of 5% or more         3,181      --             --       3,181   15.6
   At fair value                                                        --      --          3,275       3,275   16.1
                                                                   -------     ---         ------     -------  -----
Total with adjustment or at fair value                               3,780      --          3,275       7,055   34.6
At book value with minimal or no charge or no adjustment             7,498      --             --       7,498   36.9
Not subject to discretionary withdrawal                              4,620      --          1,182       5,802   28.5
                                                                   -------     ---         ------     -------  -----
Annuity reserves and deposit fund liabilities, before reinsurance   15,898      --          4,457      20,355  100.0%
                                                                                                               =====
Less: Reinsurance ceded                                                  6      --             --           6
                                                                   -------     ---         ------     -------
Net annuity reserves and deposit fund liabilities                  $15,892     $--         $4,457     $20,349
                                                                   =======     ===         ======     =======
December 31, 2017
Subject to discretionary withdrawal
   With fair value adjustment                                      $    54     $--         $   --     $    54    0.3%
   At book value less current surrender charge of 5% or more         3,076      --             --       3,076   16.0
   At fair value                                                        --      --          3,342       3,342   17.4
                                                                   -------     ---         ------     -------  -----
Total with adjustment or at fair value                               3,130      --          3,342       6,472   33.7
At book value with minimal or no charge or no adjustment             8,124      --             --       8,124   42.2
Not subject to discretionary withdrawal                              4,641      --              2       4,643   24.1
                                                                   -------     ---         ------     -------  -----
Annuity reserves and deposit fund liabilities, before reinsurance   15,895      --          3,344      19,239  100.0%
                                                                                                               =====
Less: Reinsurance ceded                                                  7      --             --           7
                                                                   -------     ---         ------     -------
Net annuity reserves and deposit fund liabilities                  $15,888     $--         $3,344     $19,232
                                                                   =======     ===         ======     =======

* Represents annuity reserves reported in separate accounts liabilities.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate accounts. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative.

The separate accounts also include a funding agreement, which provides a stable value protection feature on the assets held within the account.

The Company does not engage in securities lending transactions within the separate accounts.

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The following table presents separate account assets by product or transaction:

                                      December 31, 2018     December 31, 2017
                                    --------------------- ---------------------
                                               Separate              Separate
                                               Accounts              Accounts
                                     Legally  Assets (Not  Legally  Assets (Not
                                    Insulated   Legally   Insulated   Legally
(in millions)                        Assets   Insulated)   Assets   Insulated)
-------------                       --------- ----------- --------- -----------
Variable annuities                   $3,380       $--      $3,460       $--
Variable life                            16        --          18        --
Bank-owned life insurance - hybrid    1,181        --       2,098        --
                                     ------       ---      ------       ---
Total                                $4,577       $--      $5,576       $--
                                     ======       ===      ======       ===

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2018 and 2017 is $134 million and $51 million, respectively.

There was no separate account business seed money at December 31, 2018 and 2017.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

                                    Risk Charge Guarantees
                                    paid by the Paid by the
                                     Separate     General
                     (in millions)    Account     Account
                     -------------  ----------- -----------
                         2018           $30         $--
                         2017            27          --
                         2016            30           1
                         2015            23           1
                         2014            16          --

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents information regarding the separate accounts:

                                                     Non-       Non-
                                                   indexed     indexed     Non-
                                                  Guarantee   Guarantee guaranteed
                                                 less than or more than  Separate
(in millions)                            Indexed equal to 4%     4%      Accounts  Total
-------------                            ------- ------------ --------- ---------- ------
December 31, 2018
Premiums, considerations or deposits       $--       $--         $--      $  380   $  380
                                           ---       ---         ---      ------   ------
Reserves for accounts with assets at:
   Market value                            $--       $--         $--      $4,474   $4,474
                                           ---       ---         ---      ------   ------
Total reserves                             $--       $--         $--      $4,474   $4,474
                                           ===       ===         ===      ======   ======
By withdrawal characteristics:
   At market value                         $--       $--         $--      $3,292   $3,292
                                           ---       ---         ---      ------   ------
Subtotal                                    --        --          --       3,292    3,292
Not subject to discretionary withdrawal     --        --          --       1,182    1,182
                                           ---       ---         ---      ------   ------
Total reserves                             $--       $--         $--      $4,474   $4,474
                                           ===       ===         ===      ======   ======
December 31, 2017
Premiums, considerations or deposits       $--       $--         $--      $  823   $  823
                                           ---       ---         ---      ------   ------
Reserves for accounts with assets at:
   Market value                            $--       $--         $--      $5,459   $5,459
                                           ---       ---         ---      ------   ------
Total reserves                             $--       $--         $--      $5,459   $5,459
                                           ===       ===         ===      ======   ======
By withdrawal characteristics:
   At market value                         $--       $--         $--      $5,457   $5,457
                                           ---       ---         ---      ------   ------
Subtotal                                    --        --          --       5,457    5,457
Not subject to discretionary withdrawal     --        --          --           2        2
                                           ---       ---         ---      ------   ------
Total reserves                             $--       $--         $--      $5,459   $5,459
                                           ===       ===         ===      ======   ======

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

                                                                 Years ended December 31,
                                                                 -----------------------
(in millions)                                                     2018     2017    2016
-------------                                                     -----   -----   -----
Transfers to separate accounts                                   $ 380    $ 224   $ 300
Transfers from separate accounts                                  (169)    (107)    (67)
                                                                  -----   -----   -----
Net transfers to separate accounts                                 211      117     233
Reconciling adjustments:
   Deposit-type contracts                                           --       --    (201)
                                                                  -----   -----   -----
Total reconciling adjustments                                       --       --    (201)
                                                                  -----   -----   -----
Transfers as reported in the Statutory Statements of Operations  $ 211    $ 117   $  32
                                                                  =====   =====   =====

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $148 million and $11 million at December 31, 2018 and 2017, respectively.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

GMDB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $115 million and $11 million at December 31, 2018 and 2017, respectively.

GMWB

Certain of the Company's variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to these guarantees was $10 million and $30 million at December 31, 2018 and 2017, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

13. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented 16.9 percent and
14.3 percent of gross insurance in-force at December 31, 2018 and 2017, respectively. Policyholder dividends for the years ended December 31, 2018 and 2017 were not significant.

14. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

                                    December 31, 2018 December 31, 2017
                                    ----------------- -----------------
                                             Net of            Net of
             (in millions)           Gross   Loading   Gross   Loading
             -------------          -------  -------  -------  -------
             Ordinary new business  $     3  $     3  $     3  $     3
             Ordinary renewal             8       43        4       38
             Group life                  --       --       23       35
                                    -------  -------  -------  -------
             Total                  $    11  $    46  $    30  $    76
                                    =======  =======  =======  =======

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

15. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations from its beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed and reserves on reinsurance assumed were not significant in 2018, 2017 or 2016. Reinsurance premiums ceded in 2018, 2017 and 2016 were $5.3 billion, $205 million and $210 million, respectively. The reserve credit taken on reinsurance ceded was $505 million and $560 million at December 31, 2018 and 2017, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2018 and 2017, the Company's reinsurance recoverables were $33 million and $68 million, respectively.

The NAIC Model Regulation "Valuation of Life Insurance Policies" (Regulation
XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs.

The Company manages the capital impact of statutory reserve requirements under Regulation XXX through intercompany reinsurance. The Company has a coinsurance/modified coinsurance agreement (the Co/Modco Agreement) with AIG Life of Bermuda, Ltd. (AIGB), an affiliated offshore life insurer. Under the Co/Modco Agreement, AIGB reinsures a 90 percent quota share of the Company's net liability on term life contracts issued by the Company with issue dates on or after March 1, 2002 through August 1, 2009. AIGB is a Bermuda licensed insurer but is not licensed to transact insurance or reinsurance, nor is accredited as a reinsurer in the State of New York. At December 31, 2018 and 2017, the Company did not report any liabilities for unauthorized reinsurance, as the coinsurance reserves ($333 million and $368 million, respectively) ceded to AIGB were fully secured by letters of credit. These letters of credit, secured by AIGB for the benefit of the Company, contain applicable provisions required by NAIC SAP and are subject to reimbursement by AIG Parent in the event of a drawdown. In addition, there are certain terms and conditions regarding events of default, which if triggered by future AIG Parent events, would require the Company to pursue a variety of remedies to preserve the amount of the reserve credit. Pursuant to the modified coinsurance portion of the Co/Modco Agreement, the Company does not record a reserve credit since it retains, controls, and owns all assets held in relation to the modified coinsurance reserve.

The Co/Modco Agreement decreased the Company's pre-tax earnings by $26 million, $12 million and $23 million in 2018, 2017 and 2016, respectively. The agreement is unlimited in duration, but was amended to terminate for new business issued on and after August 1, 2009.

During 2017 and 2016, the Company commuted reinsurance treaties with non-affiliated reinsurers, which resulted in increases in the Company's pre-tax earnings of $2 million and $1 million, respectively. No treaties with non-affiliated reinsurers were commuted in 2018.

In February 2018, the Company and its U.S. life insurance company affiliates, VALIC and AGL, each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Fortitude Group Holdings, LLC (Fortitude Holdings) was formed by AIG to act as a holding company for FRL. On November 13, 2018, AIG completed the sale of a
19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. Subsequent to this sale, Fortitude Holdings owns 100 percent of the outstanding common shares of FRL and AIG has an 80.1 percent ownership interest in Fortitude Holdings.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The initial consideration represented the book value of ModCo Assets held by the Company on behalf of FRL and was equal to the ModCo Reserves ceded at the effective date. While there was no net impact from the initial accounting as of the effective date, apart from a $39 million ceding commission, there was a significant offsetting impact on certain individual line items in the Summary of Operations. Pursuant to the regulatory approval received in February 2018, the Company has reported all of the ceded activity for this Agreement from the effective date (January 1, 2017) through December 31, 2018 in its 2018 Annual Statement.

Total returns on the ModCo Assets subsequent to the effective date inure to the benefit of FRL and are reported with the ModCo reserve adjustments. The Company received approximately $39 million of ceding commission at contract inception, which was primarily recognized directly in surplus.

The Company completed its initial settlement with FRL in June 2018 and settles all payable or receivable balances quarterly.

The table below presents the impact of this transaction by line item in the Company's statements of assets, liabilities, surplus and other funds and on the summary of operations:

                                                                     Balance as of
                                                                     December 31,
                                                                         2018
                                                                     -------------
Statutory Statements of Assets, Liabilities and Capital and Surplus
Funds withheld                                                            $56

                                                                                          As of and Year As of and Year
                                                                                              Ended          Ended
Increase (Decrease)                                                             Initial    December 31,   December 31,
(in millions)                                                                  Accounting      2017           2018       Total
-------------------                                                            ---------- -------------- -------------- -------
Statutory Statement of Operations
Premiums and annuity considerations                                             $(5,086)      $ (17)         $ (15)     $(5,118)
Commissions and expense allowances                                                    8           7              7           22
Reserve adjustments on reinsurance ceded                                          5,086        (362)          (232)       4,492
                                                                                -------       -----          -----      -------
Total revenues                                                                        8        (372)          (240)        (604)
                                                                                -------       -----          -----      -------
Death benefits                                                                       --         (30)           (24)         (54)
Annuity benefits                                                                     --        (279)          (274)        (553)
Surrender benefits                                                                   --         (21)           (18)         (39)
Other benefits                                                                       --         (31)           (30)         (61)
Other expenses                                                                       --          --             --           --
                                                                                -------       -----          -----      -------
Total benefits and expenses                                                          --        (361)          (346)        (707)
                                                                                -------       -----          -----      -------
Net gain from operations before dividends to policyholders and federal income
  taxes                                                                               8         (11)           106          103
Dividends to policyholders                                                           --          (2)            --           (2)
                                                                                -------       -----          -----      -------
Net gain from operations after dividends to policyholders and before federal
  income taxes                                                                  $     8       $  (9)         $ 106      $   105
                                                                                -------       -----          -----      -------

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

16. FEDERAL INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

Consistent with Staff Accounting Bulletin No. 118 released by the Securities and Exchange Commission, the NAIC issued INT 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act ("INT 18-01"), which provided guidance on statutory accounting for the tax effects of the Tax Act. INT 18-01 addressed situations where accounting for certain income tax effects of the Tax Act under SSAP 101, Income Taxes, ("SSAP 101") may be incomplete upon issuance of an entity's financial statements and provides a one-year measurement period from enactment date to complete the accounting under SSAP 101. In accordance with INT 18-01, a company was required to reflect the following:

..   Income tax effects of those aspects of the Tax Act for which accounting under SSAP 101 is complete.

..   Provisional estimate of income tax effects of the Tax Act to the extent accounting is incomplete but a reasonable estimate is determinable.

..   If a provisional estimate cannot be determined, SSAP 101 should still be applied on the basis of tax law provisions that were in effect immediately before the enactment of the Tax Act.

At December 31, 2017, the Company originally recorded a provisional estimate of income tax effects of the Tax Act of $324 million attributable to the reduction in the U.S. corporate income tax. The Company's provisional estimate was based in part on a reasonable estimate of the effects of the statutory income tax rate reduction on existing deferred tax balances and of certain provisions of the Tax Act. The Company filed its 2017 consolidated U.S. income tax return and has completed its review of the primary impact of the Tax Act provisions on its deferred taxes. As a result, the Company considers the accounting for the effects of the rate change on deferred tax balances to be complete and no material measurement period changes were recorded for this item. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. There are substantial uncertainties in the interpretation of BEAT and GILTI and while certain formal guidance was issued by the U.S. tax authority, there are still aspects of the Tax Act that remain unclear and additional guidance is expected in 2019. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and has made an accounting policy election to treat GILTI taxes in a similar manner. No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2018.

Tax effects for which a reasonable estimate can be determined

Provisions Impacting Life Insurance Companies

The Tax Act modified computations of insurance reserves for Life insurance companies. Specifically, the Act directs that tax reserves be computed with reference to the NAIC reserves. Adjustments related to the differences in insurance reserves balances computed historically versus under the Tax Act have to be taken into income over eight years. Accordingly, these changes give rise to new deferred tax liabilities. At December 31, 2017, the Company recorded a provisional estimate of $99 million with respect to such deferred tax liabilities. This increase in deferred tax liabilities

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

was offset by an increase in the deferred tax asset related to insurance reserves as a result of applying the new provisions of the Tax Act.

As of December 31, 2018, the Company has completed its review and accounting of the tax reserve computations, and recorded offsetting decreases of $17 million to both deferred tax liabilities and deferred tax assets.

Provisions Impacting Projections of Taxable Income and Admissibility of Deferred Tax Assets

Certain provisions of the Tax Act impact the Company's projections of future taxable income used in analyzing realizability of its deferred tax assets. In certain instances, provisional estimates have been included in the Company's future taxable income projections for these specific provisions to reflect application of the new tax law. The Company does not currently anticipate that its reliance on provisional estimates would have a material impact on its determination of realizability of its deferred tax assets.

Tax effects for which no estimate can be determined

The Tax Act may affect the results in certain investments and partnerships in which the Company is a non-controlling interest owner. At December 31, 2017, the information needed to determine a provisional estimate was not available (such as for interest deduction limitations in those entities and the changed definition of a U.S. Shareholder), and accordingly, no provisional estimates were recorded. The Company has since completed its review of these investments and partnerships. The Company considers the accounting for this item to be complete and no measurement period change was recorded.

U.S. Tax Reform - INT 18-01 Measurement Period Completion

As of December 31, 2018, the Company has fully completed its accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The following table presents the components of the net deferred tax assets and liabilities:

                                            December 31, 2018      December 31, 2017            Change
                                          ---------------------- ---------------------- ----------------------
(in millions)                             Ordinary Capital Total Ordinary Capital Total Ordinary Capital Total
-------------                             -------- ------- ----- -------- ------- ----- -------- ------- -----
Gross DTA                                   $564    $126   $690    $462    $147   $609   $ 102    $(21)  $  81
Statutory valuation allowance adjustment      --      16     16      --      --     --      --      16      16
                                            ----    ----   ----    ----    ----   ----   -----    ----   -----
Adjusted gross DTA                           564     110    674     462     147    609     102     (37)     65
DTA non-admitted                             386     110    496     176     147    323     210     (37)    173
                                            ----    ----   ----    ----    ----   ----   -----    ----   -----
Net admitted DTA                             178      --    178     286      --    286    (108)     --    (108)
DTL                                           92      --     92     123      --    123     (31)     --     (31)
                                            ----    ----   ----    ----    ----   ----   -----    ----   -----
Total                                       $ 86    $ --   $ 86    $163    $ --   $163   $ (77)   $ --   $ (77)
                                            ====    ====   ====    ====    ====   ====   =====    ====   =====

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

                                                             December 31, 2018      December 31, 2017            Change
                                                           ---------------------- ---------------------- ----------------------
(in millions)                                              Ordinary Capital Total Ordinary Capital Total Ordinary Capital Total
-------------                                              -------- ------- ----- -------- ------- ----- -------- ------- -----
Admission calculation components SSAP 101
   Federal income taxes paid in prior years recoverable
     through loss carry backs                                $ --     $--   $ --    $ --     $--   $ --   $  --     $--   $  --
   Adjusted gross DTA expected to be realized
     (excluding amount of DTA from above) after
     application of the threshold limitation                   86      --     86     163      --    163     (77)     --     (77)
       1. Adjusted gross DTA expected to be realized
         following the reporting date                          86      --     86     163      --    163     (77)     --     (77)
       2. Adjusted gross DTA allowed per limitation
         threshold                                             --      --    236      --      --    239      --      --      (3)
   Adjusted gross DTA (excluding the amount of DTA
     from above) offset by gross DTL                           92      --     92     123      --    123     (31)     --     (31)
                                                             ----     ---   ----    ----     ---   ----   -----     ---   -----
DTA admitted as the result of application of SSAP 101        $178     $--   $178    $286     $--   $286   $(108)    $--   $(108)
                                                             ====     ===   ====    ====     ===   ====   =====     ===   =====

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

                                                                   Years ended December 31,
                                                                   ----------------------
($ in millions)                                                       2018         2017
---------------                                                    ----------   ----------
Ratio percentage used to determine recovery period and threshold
  limitation amount                                                       652%         912%
Amount of adjusted capital and surplus used to determine recovery
  period and threshold limitation amount                           $    1,575   $    1,901

The Company has no tax planning strategies used in the determination of adjusted gross DTA's or net admitted DTA's.

The Company's planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

                                                           Years Ended December 31,
                                                      ----------------------------------
(in millions)                                             2018         2017       2016
-------------                                         ------------  ---------- ---------
Current income tax expense
   Federal                                            $         73  $      121 $      50
   Federal income tax on net capital gains (losses)            (10)          2       (45)
                                                      ------------  ---------- ---------
   Federal income tax incurred                        $         63  $      123 $       5
                                                      ============  ========== =========

                                                                               Years Ended December 31,
                                                                               -----------------------
(in millions)                                                                      2018         2017      Change
-------------                                                                  ------------  ---------- ----------
Deferred tax assets:
   Ordinary:
       Policyholder reserves                                                   $        499  $      404 $       95
       Investments                                                                        1           2         (1)
       Deferred acquisition costs                                                        43          42          1
       Fixed assets                                                                       6          --          6
       Tax credit carryforward                                                            1           1         --
       Other (including items less than 5% of total ordinary tax assets)                 14          13          1
                                                                               ------------  ---------- ----------
       Subtotal                                                                         564         462        102
       Non-admitted                                                                     386         176        210
                                                                               ------------  ---------- ----------
       Admitted ordinary deferred tax assets                                            178         286       (108)
                                                                               ------------  ---------- ----------
Capital:
       Investments                                                                      126         144        (18)
       Real estate                                                                       --           3         (3)
                                                                               ------------  ---------- ----------
       Subtotal                                                                         126         147        (21)
   Statutory valuation allowance adjustment                                              16          --         16
   Non-admitted                                                                         110         147        (37)
                                                                               ------------  ---------- ----------
   Admitted capital deferred tax assets                                                  --          --         --
                                                                               ------------  ---------- ----------
Admitted deferred tax assets                                                            178         286       (108)
                                                                               ------------  ---------- ----------
Deferred tax liabilities:
   Ordinary:
       Deferred and uncollected premium                                                  15          24         (9)
       Policyholder reserves                                                             77          99        (22)
                                                                               ------------  ---------- ----------
Deferred tax liabilities                                                                 92         123        (31)
                                                                               ------------  ---------- ----------
Net deferred tax assets (liabilities)                                          $         86  $      163 $      (77)
                                                                               ============  ========== ==========

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

                                                 Years Ended December 31,
                                                 -----------------------
(in millions)                                       2018         2017       Change
-------------                                    -----------  ----------- ---------
Total adjusted deferred tax assets               $       674  $       609 $      65
Total deferred tax liabilities                            92          123       (31)
                                                 -----------  ----------- ---------
Net adjusted deferred tax assets                 $       582  $       486        96
                                                 ===========  ===========
Tax effect of unrealized capital gains (losses)                                  (8)
                                                                          ---------
Change in net deferred income tax                                         $      88
                                                                          =========

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

                                                   December 31, 2018    December 31, 2017    December 31, 2016
                                                 -------------------   -------------------  ------------------
                                                            Effective             Effective           Effective
(in millions)                                      Amount   Tax Rate     Amount   Tax Rate   Amount   Tax Rate
-------------                                    ---------  ---------  ---------  --------- -------  ---------
Income tax expense (benefit) at applicable rate  $     (37)     21.0%  $      94     35.0%  $    21       35.0%
Change in valuation adjustment                          16      (9.0)         --       --      (115)    (189.7)
Surplus adjustments                                     13      (7.1)        (24)    (8.8)        3        4.9
Prior year return true-ups and adjustments             (11)      5.9           1      0.2        (1)      (1.9)
Amortization of interest maintenance reserve            (7)      4.0         (14)    (5.3)      (13)     (21.4)
Change in non-admitted assets                            3      (1.6)          1      0.2        (5)      (9.1)
Dividend received deduction                             (2)      0.6          (5)    (1.7)       (4)      (7.6)
Impact of Tax Act                                       --        --         316    117.1        --         --
Other permanent adjustments                             --        --           3      1.2        (2)      (3.6)
Expiration of excess capital losses                     --        --          --       --        --        0.3
                                                 ---------  --------   ---------   ------   -------  ---------
Statutory income tax expense (benefit)           $     (25)     13.8%  $     372    137.9%  $  (116)    (193.1)%
                                                 =========  ========   =========   ======   =======  =========
Federal income taxes incurred                    $      63     (35.8)% $     123     45.6%  $     5        7.5%
Change in net deferred income taxes                    (88)     49.6         249     92.3      (121)    (200.6)
                                                 ---------  --------   ---------   ------   -------  ---------
Statutory income tax expense (benefit)           $     (25)     13.8%  $     372    137.9%  $  (116)    (193.1)%
                                                 =========  ========   =========   ======   =======  =========

At December 31, 2018, the Company's foreign tax credits carry forward for 2018 through 2025 totaled $1 million.

At December 31, 2018, the Company had no operating loss carry forwards or capital loss carry forwards.

At December 31, 2018, the Company had less than $1 million of general business credit carry forwards.

At December 31, 2018, the Company had no charitable contribution carry forwards.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

                             (in millions)
                             December 31,   Capital
                             ------------   -------
                                2016          $--
                                2017           65
                                2018           --
                                              ---
                                Total         $65
                                              ===

In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $690 million and concluded that a valuation allowance of $16 million was required at December 31, 2018. Similarly, the Company assessed its ability to realize DTAs of $609 million and concluded that no valuation allowance was required at December 31, 2017.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The Company joins in the filing of a consolidated federal income tax return with AIG Parent.

The Company has a written agreement with AIG Parent under which each subsidiary agrees to pay AIG Parent an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                       Years Ended December 31,
                                                       -----------------------
 (in millions)                                            2018         2017
 -------------                                         -----------  -----------
 Gross unrecognized tax benefits at beginning of year  $        --  $        --
    Increases in tax position for prior years                   --           --
    Decreases in tax position for prior years                   --           --
                                                       -----------  -----------
 Gross unrecognized tax benefits at end of year        $        --  $        --
                                                       ===========  ===========

As of December 31, 2018 and 2017, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were less than $1 million, for both years.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expenses. At both December 31, 2018 and 2017, the Company had accrued less than $1 million for the payment of interest (net of federal benefit) and penalties. In 2018, the Company recognized an expense of less than $1 million, while in both 2017 and 2016, the Company recognized a benefit of less than $1 million, net of federal benefit, and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2018, such proposed adjustments would not have resulted in a material change to the Company's financial condition, although it is possible that the effect could be material to the Company's results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examinations for the taxable years 2007-2013. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001-2018 remain subject to examination by major tax jurisdictions.

17. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer's statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer's RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer's size, but also on the risk profile of the insurer's operations. At December 31, 2018, the Company exceeded RBC requirements that would require any regulatory action.

The Company is subject to New York State Business Corporation Law, which imposes restrictions on shareholder dividends. The maximum amount of dividends that can be paid by the Company without prior approval of the NYDFS in a calendar year is set forth in New York Insurance Law. With respect to 2019, the maximum amount of dividends that can be paid by us to the Parent without prior approval of the NYDFS is the lesser of: (1) 10 percent of the Company's statutory surplus as regards policyholders as of the immediately preceding calendar year; or (2) statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. The Company cannot pay any dividends to Parent in 2019 without prior approval of NYDFS.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2018, 2017 and 2016:

                                                                                               Amount
Date                                                                Type   Cash or Non-cash (in millions)
----------------------------------------------------------------  -------- ---------------- -------------
2018
   June 26, 2018                                                  Ordinary       Cash           $ 70
   September 24, 2018                                             Ordinary       Cash             36
   December 26, 2018                                              Ordinary       Cash             36
2017
   March 30, 2017                                                 Ordinary       Cash           $140

18. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company's employees participate in various AIG Parent-sponsored defined benefit pension and postretirement plans. AIG Parent, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG Parent's allocation of the Company's share of expenses from the plans based on participants' earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

The following table presents information about employee-related costs (expense credits) allocated to the Company:

                                                                  Years ended December 31,
                                                                  ------------------------
(in millions)                                                     2018     2017    2016
-------------                                                     ----     ----    ----
Defined benefit plans                                             $(2)     $--      $3
                                                                  ---      ---      --
Total                                                             $(2)     $--      $3
                                                                  ===      ===      ==

Defined Contribution Plan

AIG Parent sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS-imposed limitations.

Effective January 1, 2016, AIG Parent provides participants in the plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company's pre-tax expenses associated with this plan were $3 million, $4 million and $5 million in 2018, 2017 and 2016, respectively.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Share-based and Deferred Compensation Plans

During 2018, 2017 and 2016, certain Company employees were granted performance share units under the AIG Parent 2013 Long Term Incentive Plan that provide them the opportunity to receive shares of AIG Parent common stock based on AIG Parent achieving specified performance goals at the end of a three-year performance period and the employee satisfying service requirements. The Company recognized compensation expense of $3 million, $3 million and $2 million in 2018, 2017 and 2016, respectively.

Prior to 2013, some of the Company's officers and key employees were granted restricted stock units and stock appreciation rights that provide for cash settlement linked to the value of AIG Parent common stock if certain requirements were met. The Company did not recognize any expense for unsettled awards during both 2018 and 2017.

19. DEBT

The Company is a member of the FHLB of New York.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company's ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company's obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company's liability under advances borrowed.

The following table presents the aggregate carrying value of stock held with FHLB of New York and the classification of the stock:

                                                                     December 31,
                                                                     -----------
(in millions)                                                         2018   2017
-------------                                                        ------  ----
Membership stock - Class B                                           $    8  $  9
Total                                                                $    8  $  9
                                                                     ------  ----
Actual or estimated borrowing capacity as determined by the insurer  $1,122  $810
                                                                     ======  ====

The Company did not hold any Class A or Excess Stock at December 31, 2018 or
2017.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

                                                December 31, 2018 December 31, 2017
                                                ----------------- -----------------
                                                Amortized  Fair   Amortized  Fair
(in millions)                                     Cost     Value    Cost     Value
-------------                                   ---------  -----  ---------  -----
Amount pledged                                    $264     $270     $133     $137
Maximum amount pledged during reporting period    $266     $267     $135     $141

The Company's borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

                                                            December 31,
                                                            ------------
           (in millions)                                    2018   2017
           -------------                                    ----   ----
           Amount outstanding                               $ --   $--
           Maximum amount borrowed during reporting period  $110   $20

20. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $638 million and $271 million at December 31, 2018 and 2017, respectively. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2018, $236 million are currently expected to expire in 2019 and the remainder by 2021, based on the expected life cycle of the related fund and the Company's historical funding trends for such commitments.

At December 31, 2018 and 2017, the Company had $183 million and $82 million, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $142 million are expected to expire in 2019 and the remainder by 2023, based on the expected life cycle of the related loans and the Company's historical funding trends for such commitments.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, future minimum rental commitments, and rental expense under operating leases are not material.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The Company had $2 million of accrued liability at both December 31, 2018 and 2017, for these guarantee fund assessments. The Company has recorded receivables of $2 million and $2 million at December 31, 2018 and 2017, respectively, for expected recoveries against the payment of future premium taxes.

During 2018 and 2017, the Company wrote accident and health insurance premiums that were subject to the risk-sharing provisions of the Affordable Care Act
(ACA). However, the Company had no balances for the risk corridors program due to exclusion from the program. There was no financial impact of risk-sharing provisions on assets, liabilities or operations, related to the Permanent ACA Risk Adjustment Program. In addition, there was no financial impact of risk-sharing provisions on assets and liabilities related to the Transitional ACA Reinsurance Program. Under this program, the Company has recorded an insignificant amount in reinsurance recoveries due to ACA Reinsurance payments.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company's activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions.

The SEC, federal and state lawmakers and state insurance regulators continue their efforts at evaluating what is an appropriate regulatory framework around a standard of care for the sale of investment products and services. For example, on April 18, 2018, the SEC proposed a package of rulemakings and interpretations designed to address the standard of care issues and the transparency of retail investors' relationships with investment advisors and broker-dealers. Additionally, on July 18, 2018, the New York State Department of Financial Services adopted a best interest standard of care regulation applicable to annuity and life transactions through issuance of the First Amendment to Insurance Regulation 187 - Suitability and Best Interests in Life Insurance and Annuity Transactions (Regulation 187). The compliance date for Regulation 187 is August 1, 2019 for annuity products and February 1, 2020 for life products. As amended, Regulation 187 requires producers to act in their client's best interest when making point-of-sale and inforce recommendations, and provide in writing the basis for the recommendation, as well as the facts and analysis to support the recommendation. The amended regulation also imposes additional duties on life insurance companies in relation to these transactions, such as requiring insurers to establish and maintain procedures designed to prevent financial exploitation and abuse. The Company will implement and enhance processes and procedures, where needed, to comply with this regulation. Other states, such as Nevada, Maryland and New Jersey, have also proposed similar standard of care regulations applicable to insurance producers and/or insurance companies. The Company continues to closely follow these proposals and other relevant federal and state-level regulatory and legislative developments in this area. While management cannot predict the long-term impact of these developments on the Company's businesses, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


21. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent formed Fortitude Group Holdings, LLC (Fortitude Holdings) to act as a holding company for Fortitude Re. On November 13, 2018, AIG Parent completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. (Carlyle) (the Fortitude Re Closing). Fortitude Holdings owns 100 percent of the outstanding common shares of Fortitude Re and AIG Parent has an
80.1 percent ownership interest in Fortitude Holdings. In connection with the sale, AIG Parent agreed to certain investment commitment targets into various Carlyle strategies and to certain minimum investment management fee payments within thirty-six months following the Fortitude Re Closing. AIG Parent also will be required to pay a proportionate amount of an agreed make-whole fee to the extent AIG Parent fails to satisfy such investment commitment targets. In connection with the Fortitude Re Closing, the Company's insurance company subsidiaries, AGL and VALIC, have each also entered into an investment management agreement with a Carlyle affiliate pursuant to which such subsidiary retained the Carlyle affiliate to manage certain assets in its general account investment portfolio.

AIG Parent continues to execute initiatives focused on organizational simplification, operational efficiency, and business rationalization. In keeping with AIG's broad and ongoing efforts to transform for long-term competitiveness, AIG Parent recognized restructuring costs of $395 million, $413 million and $694 million of pre-tax restructuring and other costs in 2018, 2017 and 2016, respectively, primarily comprised of employee severance charges.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Affiliate Transactions

The Company purchases or sells securities, at fair market value, to or from affiliates in the ordinary course of business.

During the year ended December 31, 2018, the Company purchased or sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business. In December 2018, AGL transferred bonds and leveraged loans to the Company, with an aggregate fair market value of approximately $524,935,580, in exchange for bonds and cash of equivalent value. Additionally, in December 2018, the Company transferred bonds to VALIC, with an aggregate fair market value of approximately $210,437,344, in exchange for bonds, leveraged loans and cash of equivalent value. These exchanges were intended to better balance investment risks and returns between USL and its insurance company affiliates. None of the foregoing transactions individually exceeded one-half of one percent of the Company's admitted assets, or when aggregated with similar purchase, sale or exchange transactions made in the ordinary course of business in the last twelve months, exceeded three percent of the Company's admitted assets. For additional information regarding purchase and sale transactions involving the Company with an affiliate, please refer to the Company's Annual Registration Statement and monthly amendments filed with the NYDFS.

Additionally, in 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIG Global Real Estate Investment Corp. (including its investment management affiliates, "AIGGRE"), by contributing such interests to three separate real estate investment funds managed by AIGGRE - AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"), AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018. In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $72 million (representing an approximately 6% equity interest therein), and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $32.2 million) and cash (approximately $15.9 million). In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $135 million (representing approximately 5% equity interest therein), and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

approximately $67.8 million) and cash (approximately $36.2 million). Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $26.1 million (representing an approximately 4% equity interest therein), and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $12.9 million) and cash (approximately $4.2 million).

As a result of this transaction, the Company received equity in the Funds equaling the fair value of the assets transferred. The transfer is accounted for at fair value with any gain deferred until permanence of transfer of risk and rewards can be established. Any loss is recognized immediately, if any. The difference between the carrying value of the assets transferred and consideration received is recorded as a basis difference, which will be admitted subject to applicable limits and amortized over the duration of the Funds.

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II and Europe Fund I were approximately $23.7 million, $29.1 million and $11.9 million, respectively.

In February 2018, the Company executed a Modified Coinsurance (ModCo) Agreement with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), an AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. See Note 15 for additional information regarding this reinsurance transaction.

In January and February 2017, the Company purchased investment grade private placement bonds from certain affiliated AIG domestic property casualty insurance companies, at fair market value, for cash consideration totaling approximately $158 million.

In October 2017, the Company's subsidiary, AIG Home Loan 4, transferred a portfolio of U.S. residential mortgage loans with a carrying value of approximately $73 million to a newly formed special purpose vehicle. The transaction involved securitization of the transferred loans and the special purpose vehicle issued residential mortgage-backed securities. The residential mortgage-backed securities purchased by the Company from the special purpose vehicle are accounted for as non-affiliated securities and are valued and reported in accordance with the designation assigned by the NAIC Securities Valuation Office and SSAP 43 - Revised - Loan-Backed and Structured Securities.

In September 2017, the Company transferred to American General Life Insurance Company securities having an aggregate fair market value of $347 million and $3 million in cash in exchange for securities having an aggregate fair market value of $350 million.

In May 2017, the Company's wholly owned subsidiary, AIG Home Loan 4, LLC, transferred certain residential mortgage loans (RMLs) to the Company as a return of capital distribution. The RMLs were recorded by the Company in the amount of $274 million which was the loans' adjusted carrying value at the time of transfer. Prior to the transfer, the RMLs were indirectly owned by the Company through its investment in AIG Home Loan 4, LLC, which was reported on Schedule BA. After the transfer, the RMLs are directly owned by the Company and reported as Schedule B assets.

During 2016, the Company transferred approximately $5 million, respectively, of its limited partnership interests in various hedge funds and private equity investments to American Home Assurance Company (American Home), an affiliate, as part of an initiative to improve asset-liability management in AIG Parent's domestic life and property casualty insurance companies. These transfers were made at fair market value, calculated based on applicable customary practices for such assets.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG Parent, in which the Company and each such affiliate can borrow monies from AIG Parent subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company's maximum borrowing limit being $500 million.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


At December 31, 2018, the Company did not have any amounts outstanding under the facility.

Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company's investments in non-insurance SCA entities as of December 31, 2018:

                                               Admitted
                           Gross  Non-admitted  Asset
     (in millions)         Amount    Amount     Amount  Date of NAIC Filing
     -------------         ------ ------------ -------- -------------------
     AIG, Inc.              $--       $--        $--       July 27, 2018
     AIG Home loan 4, LLC    63        --         63      Not Applicable
                            ---       ---        ---
     Total                  $63       $--        $63
                            ===       ===        ===

Operating Agreements

The Company's short-term investments included investments in a Liquidity Pool in which funds are managed by an affiliate, AIG Parent Capital Management Corporation, in the amount of $63 million and $19 million at December 31, 2018 and 2017, respectively.

Pursuant to service and expense agreements, AIG Parent and certain affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG Parent or the affiliate providing the service. The Company was charged $112 million, $113 million and $123 million under such agreements for the years ended December 31, 2018, 2017 and 2016, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company's invested assets are managed by an affiliate. The investment management fees incurred were $19 million, $20 million and $19 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant. In addition, the Company had liabilities for structured settlement transactions where the affiliated property and casualty insurers were no longer contingently liable for the payments to the claimant.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


22. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 22, 2019, the date the financial statements were issued.

In January 2019, USL and several of its U.S. insurance company affiliates established AIGGRE U.S. Real Estate Fund III, LP ("U.S. Fund III"), a real estate investment fund managed by AIGGRE. At the closing of U.S. Fund III on January 2, 2019, the Company made a capital commitment to the fund of up to $120 million, which represents an approximately 8% equity interest in the fund. In connection with the closing of U.S. Fund III, the Company contributed to the fund its interests in certain real estate equity investments with an aggregate fair value of approximately $31 million and received a cash payment of approximately $12 million. The Company's unfunded capital commitment to U.S. Fund III at January 2, 2019, upon the closing of U.S. Fund III, was approximately $101 million.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


23. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES
HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2018 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
                 Amortized Cost Present Value of            Amortized                Date of Financial
                 Before Current  Projected Cash  Recognized Cost After Fair Value at  Statement Where
CUSIP             Period OTTI        Flows          OTTI       OTTI    Time of OTTI      Reported
-----            -------------- ---------------- ---------- ---------- ------------- -----------------
00703QAA0           $  3,576    $         3,531    $   45    $  3,531    $  3,498       03/31/2018
12669EQ41              1,712              1,604       108       1,604       1,712       03/31/2018
939336D26                235                215        20         215         226       03/31/2018
                    --------    ---------------    ------    --------    --------
Quarterly Total     $  5,523    $         5,350    $  173    $  5,350    $  5,436
                    ========    ===============    ======    ========    ========
007036UQ7           $  2,014    $         1,938    $   76    $  1,938    $  1,793       06/30/2018
32051GJ55              2,606              2,587        19       2,587       2,596       06/30/2018
69371VBH9                338                325        13         325         336       06/30/2018
05946XUE1              6,541              6,500        41       6,500       6,490       06/30/2018
                    --------    ---------------    ------    --------    --------
Quarterly Total     $ 11,499    $        11,350    $  149    $ 11,350    $ 11,215
                    ========    ===============    ======    ========    ========
94982HAL1           $  8,649    $         8,649    $   --    $  8,649    $  8,634       09/30/2018
12544KAA1              6,979              6,951        28       6,951       6,785       09/30/2018
939355AD5              6,978              6,923        55       6,923       6,928       09/30/2018
92927XAA2             12,506             12,172       334      12,172      12,493       09/30/2018
92922FEC8                667                664         3         664         655       09/30/2018
12652CBB4              2,291              2,288         3       2,288       2,167       09/30/2018
12652CBC2                788                785         3         785         762       09/30/2018
74160MCA8                100                100        --         100          96       09/30/2018
                    --------    ---------------    ------    --------    --------
Quarterly Total     $ 38,958    $        38,532    $  426    $ 38,532    $ 38,520
                    ========    ===============    ======    ========    ========
17307G6L7           $  6,796              6,540    $  256    $  6,540    $  6,088       12/31/2018
59023NAA6             10,195             10,115        80      10,115       9,866       12/31/2018
94983KAA7             38,051             37,987        64      37,987      37,386       12/31/2018
35563PCE7             11,749             11,676        73      11,676      11,707       12/31/2018
93934FCF7              9,457              9,413        44       9,413       9,224       12/31/2018
94984WAK8             18,087             17,599       488      17,599      17,125       12/31/2018
855541AC2             10,256             10,093       163      10,093      10,106       12/31/2018
94984XAS9              3,120              3,091        29       3,091       2,954       12/31/2018
361849R46             15,067             11,955     3,112      11,955      15,039       12/31/2018
60688CAJ5                187                169        18         169         178       12/31/2018
76111XRR6              2,871              2,665       206       2,665       2,789       12/31/2018
05952GAE1              4,538              4,265       273       4,265       4,432       12/31/2018
161546FA9              1,288              1,279         9       1,279       1,260       12/31/2018
126694JS8                675                671         4         671         675       12/31/2018
878048AG2                272                263         9         263         263       12/31/2018
32053NAC2              2,560              2,375       185       2,375       2,553       12/31/2018
12669GAU5              2,973              2,908        65       2,908       2,925       12/31/2018
466247KK8              7,086              7,065        21       7,065       6,777       12/31/2018
92922FFB9              2,109              2,099        10       2,099       2,006       12/31/2018
74160MBZ4                574                572         2         572         559       12/31/2018
126694EK0              2,838              2,732       106       2,732       2,813       12/31/2018
50179MAH4                377                372         5         372         245       12/31/2018
693680BG4                776                770         6         770         722       12/31/2018
                    --------    ---------------    ------    --------    --------
Quarterly Total     $151,902    $       146,674    $5,228    $146,674    $147,692
                    ========    ===============    ======    ========    ========
                                 Year-end total    $5,976
                                                   ======

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Structured Notes

The following table presents the structured notes held by the Company at December 31, 2018:

            (in thousands)
                                                     Book/Adjusted
            CUSIP             Actual Cost Fair Value Carrying Value
            -----             ----------- ---------- --------------
               03350FAA4       $    842    $    746     $    842
               054536AC1            400         394          400
               05565AAB9         20,215      20,400       20,204
               05954TAH4            796         743          735
               05954TAJ0          4,783       4,574        4,552
               05968DAA8          6,765       6,300        6,632
               06051GGG8         35,000      33,636       35,000
               06051GHA0            907         891          908
               06051GHD4            648         609          648
               06051GHM4            403         398          403
               06738CAG4          1,550       2,563        1,580
               06738EBD6          1,498       1,446        1,499
               172967LJ8          7,158       6,467        7,155
               172967LS8          7,000       6,528        7,000
               172967LU3          5,000       4,466        5,000
               23311PAA8          7,497       6,805        7,498
               25156PAC7          8,817       8,954        8,515
               30711XCB8/*/      10,500      12,052       10,500
               35177PAL1          7,685       7,634        7,227
               38141GWV2          1,000         934        1,000
               38141GWZ3            396         385          396
               38148YAA6            918         880          919
               404280BK4          1,658       1,674        1,659
               46647PAL0         22,923      21,244       22,931
               46647PAV8            402         399          402
               539439AQ2          6,000       5,337        6,000
               59156RAP3            569         579          569
               60687YAT6          6,342       6,492        6,342
               61744YAP3          5,100       5,057        5,108
               726503AE5          1,187       1,038        1,187
               780097AH4          1,225       3,078        1,376
               80281LAG0          6,000       5,423        6,000
               80928HAA1          5,130       5,092        5,130
               82669GAS3         20,000      20,418       20,000
               853254BM1          2,765       2,737        2,765
               984121CQ4          2,208       2,232        2,210
               98417EAR1          1,958       1,719        1,954
                               --------    --------     --------
            Total              $213,245    $210,324     $212,246
                               ========    ========     ========

* Structured notes held by the Company that are defined as a Mortgage-Referenced Security by the IAO.

                           Supplemental Information

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

(in millions)                                                                December 31, 2018
-------------                                                                -----------------
Investment income earned:
   Government bonds                                                               $     8
   Bonds exempt from U.S. tax                                                          --
   Other bonds (unaffiliated)                                                         938
   Bonds of affiliates                                                                 --
   Preferred stocks (unaffiliated)                                                     --
   Common stocks (unaffiliated)                                                         1
   Common stocks of affiliates                                                         --
   Cash and short-term investments                                                      3
   Mortgage loans                                                                     144
   Real estate                                                                          1
   Contract loans                                                                      11
   Other invested assets                                                               37
   Derivative instruments                                                              25
   Miscellaneous income                                                                --
                                                                                  -------
Gross investment income                                                           $ 1,168
                                                                                  =======
Real estate owned - book value less encumbrances                                  $    --
                                                                                  =======
Mortgage loans - book value:
   Commercial mortgages                                                           $ 2,750
   Residential mortgages                                                              301
   Mezzanine loans                                                                     21
                                                                                  -------
Total mortgage loans                                                              $ 3,072
                                                                                  =======
Mortgage loans by standing - book value:
   Good standing                                                                  $ 3,016
   Good standing with restructured terms                                               56
   Interest overdue more than 90 days, not in foreclosure                              --
   Foreclosure in process                                                              --
                                                                                  -------
Total mortgage loans                                                              $ 3,072
                                                                                  =======
Partnerships - statement value                                                    $ 1,034
                                                                                  =======
Bonds and stocks of parents, subsidiaries and affiliates - statement value:
   Bonds                                                                          $    --
   Common stocks                                                                       --
                                                                                  =======
Bonds and short-term investments by class and maturity:
   Bonds and short-term investments by maturity - statement value:
       Due within one year or less                                                $ 1,529
       Over 1 year through 5 years                                                  4,491
       Over 5 years through 10 years                                                5,389
       Over 10 years through 20 years                                               2,326
       Over 20 years                                                                4,897
                                                                                  -------
   Total maturity                                                                 $18,632
                                                                                  =======
   Bonds and short-term investments by class - statement value:
       Class 1                                                                    $ 9,519
       Class 2                                                                      7,019
       Class 3                                                                        649
       Class 4                                                                      1,198
       Class 5                                                                        181
       Class 6                                                                         66
                                                                                  -------
   Total by class                                                                 $18,632
                                                                                  =======
   Total bonds and short-term investments publicly traded                         $11,781
   Total bonds and short-term investments privately placed                          6,851
                                                                                  =======
   Preferred stocks - statement value                                             $     6
   Common stocks - market value                                                        10
   Short-term investments - book value                                                118
   Options, caps and floors owned - statement value                                    18
   Collar, swap and forward agreements open - statement value                         (12)
   Futures contracts open - current value                                              (1)
   Cash on deposit                                                                     54

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)


(in millions)                                                          December 31, 2018
-------------                                                          -----------------
Life insurance in-force:
   Ordinary                                                                 $68,731
   Credit                                                                        44
   Group                                                                        981
Amount of accidental death insurance in-force under ordinary policies           254
Life insurance policies with disability provisions in-force:
   Ordinary                                                                   4,240
   Group life                                                                    16
Supplementary contracts in-force:
   Ordinary - not involving life contingencies:
       Amount on deposit                                                         49
       Income payable                                                             7
   Ordinary - involving life contingencies:
       Amount on deposit                                                         24
       Income payable                                                             9
   Group - not involving life contingencies:
       Amount on deposit                                                          7
Annuities:
   Ordinary:
       Immediate - amount of income payable                                 $   225
       Deferred, fully paid - account balance                                 4,697
       Deferred, not fully paid - account balance                             8,902
   Group:
       Amount of income payable                                                 123
       Fully paid - account balance                                              34
       Not fully paid - account balance                                         567
Accident and health insurance - premiums in-force:
   Other                                                                    $     2
   Group                                                                         38
Deposit funds and dividend accumulations:
   Deposit funds - account balance                                          $     4
   Dividend accumulations - account balance                                      18
Claim payments in 2018:
   Group accident & health:
       2018                                                                 $ 2,642
       2017                                                                  15,676
       2016                                                                  12,017
       2015                                                                   8,454
       2014                                                                   5,844
       Prior                                                                 44,500
   Other accident & health:
       2018                                                                    (136)
       2017                                                                     101
       2016                                                                      (5)
       2015                                                                    (148)
       2014                                                                     359
       Prior                                                                 (1,437)

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2018
(in millions)

1. The Company's total admitted assets as of December 31, 2018 are $28.2 billion.

The Company's total admitted assets, excluding separate accounts, as of December 31, 2018 are $23.6 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

                                                                       Percentage of
                                                                       Total Admitted
Issuer                                 Description of Exposure  Amount     Assets
-------------------------------------- -----------------------  ------ --------------
a. JPMorgan Chase & Co.                Bonds                     $173       0.70%
b. L Street II LLC                     Bonds                      143       0.60
c. Washington Mutual                   Bonds                      141       0.60
d. Wells Fargo                         Bonds                      139       0.60
e. Citigroup                           Bonds                      138       0.60
f. Morgan Stanley                      Bonds                      125       0.50
g. General Electric                    Bonds                      121       0.50
h. Varagon Sdlp Senior Note Trust      Bonds                      104       0.40
i. Comcast Corporation                 Bonds                       90       0.40
j. AIGGRE U.S. Real Estate Fund II LP  Other Invested Assets       89       0.40

3. The Company's total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

     Bonds and Short-Term Investments           Preferred Stocks
     --------------------------------   --------------------------------
                         Percentage of                      Percentage of
                         Total Admitted                     Total Admitted
     NAIC Rating  Amount     Assets     NAIC Rating  Amount     Assets
     -----------  ------ -------------- -----------  ------ --------------
      NAIC - 1    $9,519     40.30%      P/RP - 1     $ 6         --%
      NAIC - 2     7,019     29.70       P/RP - 2      --         --
      NAIC - 3       649      2.70       P/RP - 3      --         --
      NAIC - 4     1,198      5.10       P/RP - 4      --         --
      NAIC - 5       181      0.80       P/RP - 5      --         --
      NAIC - 6        66      0.30       P/RP - 6      --         --

4. Assets held in foreign investments:

                                                                           Percentage
                                                                            of Total
                                                                            Admitted
                                                                    Amount   Assets
                                                                    ------ ----------
a. Total admitted assets held in foreign investments                $4,572   19.40%
b. Foreign currency denominated investments                            733    3.10
c. Insurance liabilities denominated in that same foreign currency      --      --

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                         Percentage
                                                          of Total
                                                          Admitted
                                                  Amount   Assets
                                                  ------ ----------
            a. Countries rated NAIC - 1           $3,966   16.80%
            b. Countries rated NAIC - 2              385    1.60
            c. Countries rated NAIC - 3 or below     221    0.90

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)


6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                          Percentage
                                                           of Total
                                                           Admitted
                                                   Amount   Assets
                                                   ------ ----------
            a. Countries rated NAIC - 1
                   Country 1: United Kingdom       $1,187    5.00%
                   Country 2: Australia               475    2.00
            b. Countries rated NAIC - 2
                   Country 1: Mexico                   66    0.30
                   Country 2: Kazakhstan               50    0.20
            c. Countries rated NAIC - 3 or below
                   Country 1: Brazil                  101    0.40
                   Country 2: Turkey                   33    0.10

7. Aggregate unhedged foreign currency exposure:

                                                             Percentage
                                                              of Total
                                                              Admitted
                                                      Amount   Assets
                                                      ------ ----------
        Aggregate unhedged foreign currency exposure   $733     3.10%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                         Percentage
                                                          of Total
                                                          Admitted
                                                  Amount   Assets
                                                  ------ ----------
            a. Countries rated NAIC - 1            $731     3.10%
            b. Countries rated NAIC - 2              --       --
            c. Countries rated NAIC - 3 or below      2       --

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                          Percentage
                                                           of Total
                                                           Admitted
                                                   Amount   Assets
                                                   ------ ----------
            a. Countries rated NAIC - 1
                   Country 1: United Kingdom        $440     1.90%
                   Country 2: Ireland                102     0.40
            b. Countries rated NAIC - 2
                   Country 1:                         --       --
                   Country 2:                         --       --
            c. Countries rated NAIC - 3 or below
                   Country 1: Turkey                   2       --
                   Country 2:                         --       --

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                                                                 Percentage
                                                                  of Total
                                                                  Admitted
                                              NAIC Rating Amount   Assets
                                              ----------- ------ ----------
     a. Myriad Opportunities US Fund Limited  OTHER
                                              INVESTED
                                              ASSETS       $85      0.40%
     b. KPMG LLP                              NAIC 1        75      0.30
     c. Cooperatieve Rabobank U.A.            NAIC 1/2      70      0.30
     d. Shell International Finance B.V.      NAIC 1        61      0.30
     e. Project Chapter                       COMMERCIAL
                                              MORTGAGE
                                              LOAN          57      0.20
     f. Pisces - USL                          COMMERCIAL
                                              MORTGAGE
                                              LOAN          53      0.20
     g. SWAN FUNDING 2 LIMITED                NAIC 1        50      0.20
     h. Anheuser-Busch InBev Worldwide Inc.   NAIC 2        45      0.20
     i. HSBC Holdings PLC                     NAIC 1        45      0.20
     j. Bayer US Finance II LLC               NAIC 2        42      0.20

11. Assets held in Canadian investments and un-hedged Canadian currency are less than 2.5 percent of the Company's total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company's total admitted assets.

13. The Company's admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

                                                                 Percentage
                                                                  of Total
                                                                  Admitted
                                                          Amount   Assets
                                                          ------ ----------
     a. AIGGRE U.S. Real Estate Fund II LP                 $89      0.40%
     b. Myriad Opportunities US Fund Limited                85      0.40
     c. AIG Home Loan 4 LLC                                 63      0.30
     d. AIGGRE U.S. Real Estate Fund I LP                   41      0.20
     e. Darsana Fund LP                                     31      0.10
     f. Marina                                              26      0.10
     g. LUXOR CAPITAL PARTNERS LP                           24      0.10
     h. Insight Venture Partners IX L.P.                    23      0.10
     i. Tiger Global Private Investment Partners VIII LP    23      0.10
     j. Bayshore Shopping Center Investor LLC               23      0.10

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

14. Assets held in nonaffiliated, privately placed equities:

                                                                                                  Percentage
                                                                                                   of Total
                                                                                                   Admitted
                                                                                           Amount   Assets
                                                                                           ------ ----------
Aggregate statement value of investment held in nonaffiliated, privately placed equities:   $141     0.60%
Largest three investments held in nonaffiliated, privately placed equities:
a. Myriad Opportunities US Fund Limited                                                     $ 85     0.40
b. Darsana Fund LP                                                                            31     0.10
c. Marina                                                                                     26     0.10

15. Assets held in general partnership interests are less than 2.5 percent of the Company's total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                                                                Percentage
                                                                 of Total
                                                                 Admitted
                                                         Amount   Assets
                                                         ------ ----------
     a. COMMERCIAL MORTGAGE LOAN, Loan No. 8002615, HI    $85      0.40%
     b. COMMERCIAL MORTGAGE LOAN, Loan No. 8002541, IN     64      0.30
     c. COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY     63      0.30
     d. COMMERCIAL MORTGAGE LOAN, Loan No. 8002157, NY     61      0.30
     e. COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR    57      0.20
     f. COMMERCIAL MORTGAGE LOAN, Loan No. 5555063, GBR    54      0.20
     g. COMMERCIAL MORTGAGE LOAN, Loan No. 8002508, CA     52      0.20
     h. COMMERCIAL MORTGAGE LOAN, Loan No. 8002626, NY     49      0.20
     i. COMMERCIAL MORTGAGE LOAN, Loan No. 4010014, CA     46      0.20
     j. COMMERCIAL MORTGAGE LOAN, Loan No. 8002406, KY     43      0.20

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                               Percentage
                                                                of Total
                                                                Admitted
                                                        Amount   Assets
                                                        ------ ----------
       a. Construction loans                             $20      0.10%
       b. Mortgage loans over 90 days past due            --        --
       c. Mortgage loans in the process of foreclosure    --        --
       d. Mortgage loans foreclosed                       --        --
       e. Restructured mortgage loans                     56      0.20

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)


17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                        Residential       Commercial       Agricultural
                     ----------------  ----------------  ----------------
                            Percentage        Percentage        Percentage
                             of Total          of Total          of Total
                             Admitted          Admitted          Admitted
      Loan-to-Value  Amount   Assets   Amount   Assets   Amount   Assets
      -------------  ------ ---------- ------ ---------- ------ ----------
      a. above 95%    $ --       --%   $   --      --%    $--       --%
      b. 91% to 95%      2       --        --      --      --       --
      c. 81% to 90%     94     0.40        36    0.20      --       --
      d. 71% to 80%    124     0.50       130    0.50      --       --
      e. below 70%      81     0.30     2,583   10.90      --       --

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than
2.5 percent of the Company's total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company's total admitted assets.

20. The Company's total admitted assets subject to the following types of agreements as of the following dates:

                                                                                             Unaudited At End of Each Quarter
                                                                                            -----------------------------------
                                                                             At Year-End    1st Quarter 2nd Quarter 3rd Quarter
                                                                          ----------------  ----------- ----------- -----------
                                                                                 Percentage
                                                                                  of Total
                                                                                  Admitted
                                                                          Amount   Assets     Amount      Amount      Amount
                                                                          ------ ---------- ----------- ----------- -----------
a. Securities lending (do not include assets held as collateral for such
   transactions)                                                           $100     0.40%      $256        $157        $ 92
b. Repurchase agreements                                                    115     0.50         92         100         101
c. Reverse repurchase agreements                                             --       --         --          --          --
d. Dollar repurchase agreements                                              --       --         --          --          --
e. Dollar reverse repurchase agreements                                      --       --         --          --          --

21. The Company's potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

                                       Owned            Written
                                 ----------------  ----------------
                                        Percentage        Percentage
                                         of Total          of Total
                                         Admitted          Admitted
                                 Amount   Assets   Amount   Assets
                                 ------ ---------- ------ ----------
           a. Hedging             $--       --%     $--       --%
           b. Income generation    --       --       --       --
           c. Other                --       --       --       --

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)


22. The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

                                           Unaudited At End of Each Quarter
                                          -----------------------------------
                           At Year-End    1st Quarter 2nd Quarter 3rd Quarter
                        ----------------  ----------- ----------- -----------
                               Percentage
                                of Total
                                Admitted
                        Amount   Assets     Amount      Amount      Amount
                        ------ ---------- ----------- ----------- -----------
  a. Hedging             $51      0.20%       $46         $44         $47
  b. Income generation    --        --         --          --          --
  c. Replications         --        --         --          --          --
  d. Other                --        --         --          --          --

23. The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

                                           Unaudited At End of Each Quarter
                                          -----------------------------------
                           At Year-End    1st Quarter 2nd Quarter 3rd Quarter
                        ----------------  ----------- ----------- -----------
                               Percentage
                                of Total
                                Admitted
                        Amount   Assets     Amount      Amount      Amount
                        ------ ---------- ----------- ----------- -----------
  a. Hedging             $--       --%        $20         $19         $--
  b. Income generation    --       --          --          --          --
  c. Replications         --       --          --          --          --
  d. Other                --       --          --          --          --

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2018


                                            Gross Investment Holdings Admitted Assets as Reported in the Annual Statement
(in millions)                               ------------------------  --------------------------------------------------
                                                                                 Securities
                                                                                  Lending
                                                                                 Reinvested
                                                                                 Collateral     Total
Investment Categories                       Amount     Percentage     Amount       Amount       Amount     Percentage
---------------------                       ------     ----------     ------     ----------     ------     ----------
Bonds:
   U.S. treasury securities                 $   62         0.3%       $   62        $--         $   62         0.3%
   U.S. government agency
     obligations (excluding
     mortgage- backed securities):
       Issued by U.S. government
         agencies                               --          --            --         --             --          --
       Issued by U.S. government
         sponsored agencies                     10          --            10         --             10          --
   Non-U.S. government (including
     Canada, excluding mortgage-
     backed securities)                        547         2.4           547         --            547         2.4
   Securities issued by states,
     territories and possessions
     and political subdivisions in
     the U.S.:
       States, territories and
         possessions general
         obligations                            86         0.4            86         --             86         0.4
       Political subdivisions of
         states, territories and
         possessions and political
         subdivisions general
         obligations                            41         0.2            41         --             41         0.2
       Revenue and assessment
         obligations                           481         2.1           481         --            481         2.1
       Industrial development and
         similar obligations                    10          --            10         --             10          --
   Mortgage-backed securities
     (includes residential and
     commercial MBS):
       Pass-through securities:
          Issued or guaranteed by
            GNMA                                --          --            --         --             --          --
          Issued or guaranteed by
            FNMA and FHLMC                     464         2.0           464         --            464         2.0
          All other                            645         2.8           645         --            645         2.8
       CMOs and REMICs:
          Issued or guaranteed by
            GNMA, FNMA, FHLMC or VA            831         3.6           831         --            831         3.6
          Issued by non-U.S.
            Government issuers and
            collateralized by
            mortgage-based
            securities issued or
            guaranteed by agencies
            shown in Line 1.521                 --          --            --         --             --          --
          All other                          1,563         6.8         1,563         --          1,563         6.8
   Other debt and other fixed
     income securities (excluding
     short-term):
       Unaffiliated domestic
         securities (includes
         credit tenant loans and
         hybrid securities)                  9,995        43.3         9,995         --          9,995        43.3
       Unaffiliated non-U.S.
         securities (including
         Canada)                             3,779        16.4         3,779         --          3,779        16.4
       Affiliated securities                    --          --            --         --             --          --

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE (Continued)
DECEMBER 31, 2018


                                         Gross Investment Holdings Admitted Assets as Reported in the Annual Statement
(in millions)                            ------------------------  --------------------------------------------------
                                                                               Securities
                                                                                Lending
                                                                               Reinvested
                                                                               Collateral     Total
Investment Categories                     Amount     Percentage     Amount       Amount       Amount     Percentage
---------------------                     --------   ----------     --------   ----------     --------   ----------
Equity interests:
   Investments in mutual funds           $     --         --%      $     --       $ --       $     --         --%
   Preferred stocks:
       Affiliated                              --         --             --         --             --         --
       Unaffiliated                             6         --              6         --              6         --
   Publicly traded equity
     securities (excluding
     preferred stocks):
       Affiliated                              --         --             --         --             --         --
       Unaffiliated                             9         --              9         --              9         --
   Other equity securities:
       Affiliated                              --         --             --         --             --         --
       Unaffiliated                             1         --              1         --              1         --
   Other equity interests
     including tangible personal
     property under lease:
       Affiliated                              --         --             --         --             --         --
       Unaffiliated                            --         --             --         --             --         --
   Mortgage loans:
       Construction and land
         development                          238        1.0            238         --            238        1.0
       Agricultural                            --         --             --         --             --         --
       Single family residential
         properties                           301        1.3            301         --            301        1.3
       Multifamily residential
         properties                           736        3.2            736         --            736        3.2
       Commercial loans                     1,754        7.6          1,754         --          1,754        7.6
       Mezzanine real estate loans             21        0.1             21         --             21        0.1
   Real estate investments:
       Property occupied by company            --         --             --         --             --         --
       Property held for
         production of income
         (includes $0 million of
         property acquired in
         satisfaction of debt)                 --         --             --         --             --         --
       Property held for sale
         (includes $0 million of
         property acquired in
         satisfaction of debt)                 --         --             --         --             --         --
   Contract loans                             178        0.8            178         --            178        0.8
   Derivatives                                  6         --              6         --              6         --
   Receivables for securities                  13        0.1             13         --             13        0.1
   Securities lending reinvested
     collateral assets                         89        0.4             89        XXX            XXX        XXX
   Cash, cash equivalents and
     short-term investments                   172        0.7            172         89            261        1.1
   Other invested assets                    1,047        4.5          1,047         --          1,047        4.5
                                          --------     -----        --------      ----        --------     -----
   Total invested assets                 $ 23,085      100.0%      $ 23,085       $ 89       $ 23,085      100.0%
                                          ========     =====        ========      ====        ========     =====

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - THE AUDITED FINANCIAL STATEMENTS OF FS VARIABLE SEPARATE ACCOUNT OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK AS OF DECEMBER 31, 2018 AND FOR EACH OF THE TWO YEARS IN THE PERIOD ENDED DECEMBER 31, 2018.

      - THE AUDITED STATUTORY FINANCIAL STATEMENTS OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK AS OF DECEMBER 31, 2018 AND DECEMBER 31, 2017 AND FOR EACH OF THE THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2018.


(b)  Exhibits



(1)    (a)  Resolutions Establishing Separate Account.............................................. 2
(2)    Custody Agreements.......................................................................... Not Applicable
(3)    (a)  Distribution Agreement................................................................. Filed Herewith
       (b)  Selling Agreement...................................................................... 7
(4)    (a)  USL Variable Annuity Contract (FS-993-PPIII (12/10))................................... 9
       (b)  USL Variable Annuity Contract (US-803 (12/15))......................................... 14
       (c)  USL Contract Data Page (US-803-PPS4 (12/15))........................................... 14
       (d)  USL IRA Endorsement (FSE-6171 (12/10))................................................. 9
       (e)  USL Nursing Home Rider (FSE-6223 (8/06))............................................... 9
       (f)  USL Optional Guaranteed Living Benefit Endorsement (FSE-6248-V/25 (12/12))............. 9
       (g)  USL Extended Legacy Program Guide (EXTLEGGEN.4REV.11.12)............................... 9
       (h)  USL Maximum Anniversary Value Optional Death Benefit Endorsement
            (FSE-6235 (12/10))..................................................................... 9
       (i)  USL Premium Plus Endorsement (FSE-6245 (12/08))........................................ 9
       (j)  USL DOMA Endorsement (FSE-6249 (12/09))................................................ 9
       (k)  USL Optional Guaranteed Living Benefit Endorsement (USLE-6260 (3/13)).................. 9
       (l)  USL Merger Endorsement (USLE-6258 (8/11)).............................................. 7
       (m)  USL Optional Guaranteed Living Benefit Extension Endorsement Data Page
            (FSE-6231E-V (8/13))................................................................... 10
       (n)  Optional Guaranteed Living Benefit Endorsement (USLE-8036 (11/15))..................... 14
       (o)  USL Extended Legacy Program Guide (EXTLEGGEN.8 Rev.7.15)............................... 14
       (p)  USL Optional Guaranteed Living Benefit Endorsement (USLE-6261 (12/15))................. 16
       (q)  USL Optional Return of Purchase Payment Death Benefit Endorsement
            (USLE-8022 (12/15)).................................................................... 17
       (r)  USL Optional Maximum Anniversary Value Death Benefit Endorsement
            (USLE-8023 (12/15)).................................................................... 17
       (s)  USL Optional Guaranteed Living Benefit Endorsement (Income Builder)
            (USLE-6260 (12/15)).................................................................... 17
       (t)  USL Optional Guaranteed Living Benefit Endorsement (Daily) (USLE-8036 (12/16))......... 17
       (u)  USL Return of Purchase Payment Death Benefit Endorsement (USLE-8022 (5/17))............ 18
       (v)  USL Maximum Anniversary Value Death Benefit Endorsement (USLE-8023 (5/17))............. 18
       (w)  USL Optional Return of Purchase Payment Death Benefit Rider (USLE-8022 (12/18))........ Filed Herewith
       (x)  USL Optional Maximum Anniversary Value Death Benefit Rider (USLE-8023 (12/18))......... Filed Herewith
       (y)  USL Optional Guaranteed Lifetime Income Rider (USLE-8060 (12/18))...................... Filed Herewith
       (z)  USL Optional Guaranteed Lifetime Income Rider (USLE-8075 (12/18))...................... Filed Herewith
       (aa) USL IRA Endorsement (USLE-6171 (12/15))................................................ 15
       (bb) USL Roth IRA Endorsement (USLE-6172 (12/15))........................................... 15
       (cc) USL Roth SEP Endorsement (USLE-6173 (12/15))........................................... 15
       (dd) USL Pension and Profit Sharing Plan Endorsement (USLE-6067 (12/15)).................... 15
(5)    Application for Contract
       (a)  USL Annuity Application (USL-579 (12/12)).............................................. 9
       (b)  USL Annuity Application (USL-579 (5/15))............................................... 12
       (c)  USL Annuity Application (USL-579 (12/15)).............................................. 14
       (d)  USL Annuity Application (USL-579 (1/16))............................................... 16
       (e)  USL Annuity Application (USL-579E (1/16)).............................................. 16





(6)      Corporate Documents of Depositor
         (a)     Copy of the Bylaws of the United States Life Insurance Company in the City of New York,
                 amended and restated December 14, 2010...................................................... 6
(7)      Reinsurance Contract................................................................................ Not Applicable
(8)      Material Contracts
         (a)     Anchor Series Trust Fund Participation Agreement............................................ 8
         (b)     SunAmerica Series Trust Fund Participation Agreement........................................ 8
         (c)     Van Kampen Life Investment Trust Fund Participation Agreement............................... 1
         (d)     Lord Abbett Series Fund, Inc. Fund Participation Agreement.................................. 8
         (e)     American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
                 Participation Agreement..................................................................... 3
         (f)     Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement........... 4
         (f)(1)  Amendment to Franklin Templeton Variable Insurance Products Trust Fund Participation
                 Agreement................................................................................... 7
         (g)     AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
                 Agreement................................................................................... 5
         (h)     Seasons Series Trust Fund Participation Agreement........................................... 8
         (i)     Goldman Sachs Variable Insurance Trust Fund Participation Agreement......................... 13
         (j)     Amendment to Goldman Sachs Variable Insurance Trust Fund Participation Agreement............ 14
         (k)     Letters of Consent to the Assignment of the Fund Participation Agreement.................... 7
(9)      Opinion of Counsel and Consent of Depositor......................................................... 7
(10)     Consent............................................................................................. Filed Herewith
(11)     Financial Statements Omitted from Item 23........................................................... Not Applicable
(12)     Initial Capitalization Agreement.................................................................... Not Applicable
(13)     Other
         (a)     Power of Attorney -- The United States Life Insurance Company in the City of New York
                 Directors................................................................................... Filed Herwith
         (b)     Amended and Restated Unconditional Capital Maintenance Agreement between American
                 International Group, Inc. and The United States Life Insurance Company in the City of New
                 York........................................................................................ 10
         (c)     Agreement and Plan of Merger including the Charter of the United States Life Insurance
                 Company in the City of New York as the Surviving Corporation................................ 7
         (d)     CMA Termination Agreement................................................................... 11


--------
1 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
  No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002,
  Accession No. 0000950148-02-002786.

2 Incorporated by reference to the Initial Registration Statement, File Nos.
  333-102137 and 811-08810, filed December 23, 2002, Accession No.
  0000898430-02-004616.

3 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment
  No. 14, File Nos. 333-102137 and 811-08810, filed on April 30, 2007,
  Accession No. 0000950124-07-002498.

4 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
  6, File Nos. 333-146433 and 811-08810, filed on April 28, 2008, Accession
  No. 0000950148-08-000098.

5 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
  7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.

6 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  2, File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011, Accession
  No. 0001193125-11-120900.

7 Incorporated by reference to Initial Registration Statement, File Nos.
  333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.

8 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
  3, File Nos. 333-178842 and 811-08810, filed on July 13, 2012, Accession No. 0000950123-12-010018.

9 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
  5, File Nos. 333-178841 and 811-08810 filed on April 29, 2013, Accession No. 0000950123-13-002972.

10 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-178845 and 811-08810 filed on April 29, 2014, Accession No. 0000950123-14-004354.

11 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7 File Nos. 333-178841 and 811-08810, filed on April 29, 2015, Accession No. 0001193125-15-156348.

12 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment
  No. 8, File Nos. 333-178841 and 811-08810, filed on December 28, 2015,
  Accession No. 0001193125-15-414554.

13 Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6
  Registration Statement, File No. 333-48457, filed on May 2, 2005, Accession No. 0001193125-05-091912.

14 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016,
  Accession No. 0001193125-16-568259.

15 Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No.
  3, File Nos. 333-213339 and 811-08810, filed on December 14, 2016, Accession No. 0001193125-16-793057.

16 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment
  No. 13, File Nos. 333-178841 and 811-08810, filed on December 15, 2016,
  Accession No. 0001193125-16-794184.

17 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment
  No. 16, File Nos. 333-178841 and 811-08810, filed on April 26, 2017,
  Accession No. 0001193125-17-138994.


18 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
  No. 20, File Nos. 333-178841 and 811-08810, filed on October 4, 2017,
  Accession No. 0001193125-17-303459.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-------------------------------------------------
Kevin T. Hogan(3)                                 Director, Chairman of the Board, Chief Executive Officer and
                                                  President
Katherine A. Anderson                             Director, Senior Vice President and Chief Risk Officer
Robert M. Beuerlein (8)                           Director
William J. Carr (7)                               Director
Thomas J. Diemer                                  Director, Executive Vice President and Chief Financial Officer
Michael P. Harwood                                Director, Senior Vice President, Chief Actuary and Corporate
                                                  Illustration Actuary
Glen D. Keller (9)                                Director
Craig A. Sabal(6)                                 Director, Senior Vice President and Chief Investment Officer
Alireza Vaseghi (3)                               Director, Managing Director and Chief Operating Officer,
                                                  Institutional Markets
James Bracken(3)                                  Executive Vice President, Head of Legacy Portfolio
Jana W. Greer(1)                                  Chief Executive Officer, Individual Retirement
Rodney E. Rishel                                  President, Life Insurance
Jonathan J. Novak(5)                              President, Institutional Markets
Todd P. Solash(1)                                 President, Individual Retirement
Don W. Cummings(3)                                Senior Vice President and Controller
William C. Kolbert(4)                             Senior Vice President and Business Information Officer
Stephen A. Maginn(1)                              Senior Vice President and Chief Distribution Officer
Christine A. Nixon(1)                             Senior Vice President
Gabriel A. Lopez(1)                               Senior Vice President, Operations Individual Retirement
Sabyasachi Ray(3)                                 Senior Vice President and Chief Operating Officer
Kyle L. Jennings                                  Senior Vice President and Chief Compliance Officer
Axel P. Andre(5)                                  Senior Vice President, Market Risk Management
Christopher V. Muchmore(1)                        Senior Vice President, Market Risk Management
Sai P. Raman(4)                                   Senior Vice President, Institutional Markets
Timothy M. Heslin                                 Senior Vice President, Life, Disability and Health Products
Bryan A. Pinsky(1)                                Senior Vice President, Individual Retirement Products
Craig A. Anderson                                 Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                          Vice President and Treasurer
Mallary L. Reznik(1)                              Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                               Vice President and Secretary
Mark A. Peterson                                  Vice President, Distribution
Christina M. Haley(1)                             Vice President, Product Filing
Mary M. Newitt(1)                                 Vice President, Product Filing
Leo W. Grace                                      Vice President, Product Filing
Tracey E. Harris                                  Vice President, Product Filing
Michael J. Kirincic (6)                           Vice President and Tax Officer
T. Clay Spires                                    Vice President and Tax Officer
Daniel R. Cricks                                  Vice President and Tax Officer
Stephen G. Lunanuova (6)                          Vice President and Tax Officer
Barbara J. Moore                                  Vice President and Tax Officer
Michael E. Treske(1)                              Vice President, Distribution
Frank Kophamel                                    Vice President and Appointed Actuary
Michelle D. Campion(5)                            Vice President
Jeffrey S. Flinn                                  Vice President
Jennifer N. Miller(5)                             Vice President
Manda Ghaferi(1)                                  Vice President
William L. Mask                                   Vice President





NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-------------------------------------------------
Edward P. Voit(10)                                Vice President
Stewart R. Polakov(1)                             Vice President
Amanda K. Ouslander                               Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                   Vice President and Assistant Life Controller
Jennifer A. Roth (1)                              Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                Assistant Secretary
Virginia N. Puzon(1)                              Assistant Secretary
Rosemary Foster                                   Assistant Secretary
Grace D. Harvey                                   Illustration Actuary
Laszlo Kulin(6)                                   Investment Tax Officer
Alireza Vaseghi(6)                                Managing Director and Chief Operating Officer, Institutional
                                                  Markets
Melissa H. Cozart                                 Privacy Officer


--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   2000 American General Way, Brentwood, TN 37027

(3)   175 Water Street, New York, NY 10038

(4)   50 Danbury Road, Wilton, CT 06897

(5)   777 S. Figueroa Street, Los Angeles, CA 90017

(6)   80 Pine Street, New York, NY 10005

(7)   147 Warrenton Drive, Houston, TX 77024

(8)   3435 Sassafras Court, The Villages, FL 32163

(9)   2623 Pinebend Drive, Pearland, TX 77584


(10)  301 Grant Street, Pittsburgh, PA, 15219


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The United States Life Insurance Company in the City of New York ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0000005272-18-000023, filed on February 15, 2019. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 29, 2019, the number of Polaris Platinum III contracts funded by FS Variable Separate Account was 14,352 of which 9,871 were qualified contracts and 4,481 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:


     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                          POSITION
------------------------------ ------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Vice President, Chief Financial Officer, Chief Operation Officer,
                               Controller and Treasurer
   Rebecca Snider(2)           Chief Compliance Officer
   John T. Genoy(1)            Vice President
   Mallary L. Reznik           Vice President
   Christine A. Nixon          Secretary
   Julie A. Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary
   Thomas Clayton Spires(2)    Vice President, Tax Officer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at 175 Water Street, New York, New York 10038 or at The United States Life Insurance Company in the City of New York's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 23rd day of April, 2019.



                                       FS VARIABLE SEPARATE ACCOUNT
                                       (Registrant)



                                       BY:  THE UNITED STATES LIFE INSURANCE
                                          COMPANY IN THE CITY OF NEW YORK

                                          (On behalf of the Registrant and
                                          itself)


                                       BY: /s/  CRAIG A. ANDERSON
                                          -------------------------------------
                                          CRAIG A. ANDERSON
                                          SENIOR VICE PRESIDENT AND LIFE
                                          CONTROLLER


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.




            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman, Chief Executive Officer, and      April 23, 2019
------------------------------                             President
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                  Director, Senior Vice President and Chief Risk       April 23, 2019
------------------------------                              Officer
KATHERINE A. ANDERSON

*ROBERT M. BEUERLEIN                                       Director                          April 23, 2019
------------------------------
ROBERT M. BEUERLEIN

*WILLIAM J. CARR                                           Director                          April 23, 2019
------------------------------
WILLIAM J. CARR

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 23, 2019
------------------------------                         Financial Officer
THOMAS J. DIEMER

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary and     April 23, 2019
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*GLEN D. KELLER                                            Director                          April 23, 2019
------------------------------
GLEN D. KELLER

*CRAIG A. SABAL                      Director, Senior Vice President and Chief Investment    April 23, 2019
------------------------------                              Officer
CRAIG A. SABAL

*ALIREZA VASEGHI                        Director, Managing Director and Chief Operating      April 23, 2019
------------------------------                  Officer, Institutional Markets
ALIREZA VASEGHI

*JANA W. GREER                          Chief Executive Officer, Individual Retirement       April 23, 2019
------------------------------
JANA W. GREER

*DON W. CUMMINGS                             Senior Vice President and Controller            April 23, 2019
------------------------------
DON W. CUMMINGS

* STEPHEN A. MAGINN                  Senior Vice President and Chief Distribution Officer    April 23, 2019
------------------------------
STEPHEN A. MAGINN

/s/  CRAIG A. ANDERSON                     Senior Vice President and Life Controller         April 23, 2019
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 23, 2019
------------------------------
*MANDA GHAFERI




                                 EXHIBIT INDEX




 EXHIBIT NO.                                               DESCRIPTION
-------------   ------------------------------------------------------------------------------------------------
(3)(a)          Distribution Agreement
(4)(w)          USL Optional Return of Purchase Payment Death Benefit Rider
(4)(x)          USL Optional Maximum Anniversary Value Death Benefit Rider
(4)(y)          USL Optional Guaranteed Lifetime Income Rider
(4)(z)          USL Optional Guaranteed Lifetime Income Rider
(10)            Consent
(13) (a)        Power of Attorney -- The United States Life Insurance Company in the City of New York Directors